UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust I (formerly, Met Investors Series Trust)
Schedule of Investments

March 31, 2017

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio	BHFTI-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	BHFTI-29
American Funds Balanced Allocation Portfolio	BHFTI-39
American Funds Growth Allocation Portfolio	BHFTI-40
American Funds Growth Portfolio	BHFTI-41
American Funds Moderate Allocation Portfolio	BHFTI-42
AQR Global Risk Balanced Portfolio	BHFTI-43
BlackRock Global Tactical Strategies Portfolio	BHFTI-49
BlackRock High Yield Portfolio	BHFTI-54
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio)	BHFTI-79
Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio)	BHFTI-83
Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)	BHFTI-87
Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)	BHFTI-100
Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)	BHFTI-117
Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)	BHFTI-125
Brighthouse Asset Allocation 100 Portfolio (formerly, MetLife Asset Allocation 100 Portfolio)	BHFTI-132
Brighthouse Balanced Plus Portfolio (formerly, MetLife Balanced Plus Portfolio)	BHFTI-134
Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio)	BHFTI-140
Clarion Global Real Estate Portfolio	BHFTI-146
ClearBridge Aggressive Growth Portfolio	BHFTI-150
Goldman Sachs Mid Cap Value Portfolio	BHFTI-155
Harris Oakmark International Portfolio	BHFTI-160
Invesco Balanced-Risk Allocation Portfolio	BHFTI-164
Invesco Comstock Portfolio	BHFTI-168
Invesco Mid Cap Value Portfolio	BHFTI-174
Invesco Small Cap Growth Portfolio	BHFTI-179
JPMorgan Core Bond Portfolio	BHFTI-184
JPMorgan Global Active Allocation Portfolio	BHFTI-209
JPMorgan Small Cap Value Portfolio	BHFTI-244
Loomis Sayles Global Markets Portfolio	BHFTI-252
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-266
MFS Research International Portfolio	BHFTI-268
Morgan Stanley Mid Cap Growth Portfolio	BHFTI-273
Oppenheimer Global Equity Portfolio	BHFTI-279
PanAgora Global Diversified Risk Portfolio	BHFTI-284
PIMCO Inflation Protected Bond Portfolio	BHFTI-299
PIMCO Total Return Portfolio	BHFTI-315
Pyramis Government Income Portfolio	BHFTI-340
Pyramis Managed Risk Portfolio	BHFTI-347
Schroders Global Multi-Asset Portfolio	BHFTI-351
SSGA Growth and Income ETF Portfolio	BHFTI-370
SSGA Growth ETF Portfolio	BHFTI-373
T. Rowe Price Large Cap Value Portfolio	BHFTI-376
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-380
TCW Core Fixed Income Portfolio	BHFTI-387
Notes to Schedule of Investments	BHFTI-396

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—56.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Airbus SE	58,933	$4,484,766
Arconic, Inc.	28,950	762,543
BAE Systems plc	322,884	2,602,272
Boeing Co. (The)	41,125	7,273,368
Cobham plc	171,972	286,739
Dassault Aviation S.A.	232	295,155
Elbit Systems, Ltd.	2,428	277,653
General Dynamics Corp.	19,330	3,618,576
L3 Technologies, Inc.	5,185	857,029
Leonardo S.p.A. (a)	41,164	583,622
Lockheed Martin Corp.	17,345	4,641,522
Meggitt plc	78,627	439,049
Northrop Grumman Corp.	12,025	2,860,026
Raytheon Co.	19,815	3,021,788
Rockwell Collins, Inc.	8,635	838,977
Rolls-Royce Holdings plc (a)	187,000	1,764,786
Safran S.A.	31,801	2,375,893
Singapore Technologies Engineering, Ltd.	157,900	421,304
Textron, Inc.	17,880	850,909
Thales S.A.	10,788	1,043,407
TransDigm Group, Inc.	3,602	793,016
United Technologies Corp.	51,425	5,770,399
Zodiac Aerospace	20,665	517,244

		46,380,043

Air Freight & Logistics—0.3%
Bollore S.A.	88,425	342,400
C.H. Robinson Worldwide, Inc. (b)	9,460	731,163
Deutsche Post AG	98,643	3,377,099
Expeditors International of Washington, Inc.	12,005	678,162
FedEx Corp.	16,910	3,299,987
Royal Mail plc	90,625	482,752
United Parcel Service, Inc. - Class B	45,600	4,892,880
Yamato Holdings Co., Ltd.	35,493	745,088

		14,549,531

Airlines—0.2%
Alaska Air Group, Inc. (b)	8,203	756,481
American Airlines Group, Inc.	39,821	1,684,428
ANA Holdings, Inc.	117,656	359,645
Cathay Pacific Airways, Ltd.	119,200	173,046
Delta Air Lines, Inc.	51,351	2,360,092
Deutsche Lufthansa AG	23,975	388,763
easyJet plc	16,275	209,218
International Consolidated Airlines Group S.A. - Class DI	86,021	569,005
Japan Airlines Co., Ltd.	12,261	389,306
Qantas Airways, Ltd.	46,907	139,346
Ryanair Holdings plc (ADR) (a)	2,174	180,399
Singapore Airlines, Ltd.	54,200	390,177
Southwest Airlines Co.	42,085	2,262,490
United Continental Holdings, Inc. (a)	22,191	1,567,572

		11,429,968

Auto Components—0.4%
Aisin Seiki Co., Ltd.	19,510	961,145
BorgWarner, Inc.	14,440	603,448
Bridgestone Corp.	66,137	2,681,380
Cie Generale des Etablissements Michelin	18,612	2,262,856
Continental AG	11,185	2,452,058
Delphi Automotive plc	18,321	1,474,657
Denso Corp.	48,471	2,138,382
GKN plc	174,312	794,795
Goodyear Tire & Rubber Co. (The)	17,590	633,240
Koito Manufacturing Co., Ltd.	11,444	596,619
NGK Spark Plug Co., Ltd.	18,220	418,067
NOK Corp.	9,647	224,274
Nokian Renkaat Oyj	11,840	494,379
Stanley Electric Co., Ltd.	15,244	435,806
Sumitomo Electric Industries, Ltd.	76,768	1,277,180
Sumitomo Rubber Industries, Ltd.	17,301	295,806
Toyoda Gosei Co., Ltd.	6,645	169,472
Toyota Industries Corp.	16,628	828,872
Valeo S.A.	24,315	1,621,591
Yokohama Rubber Co., Ltd. (The)	11,251	220,875

		20,584,902

Automobiles—1.0%
Bayerische Motoren Werke AG	33,664	3,070,853
Daimler AG	97,896	7,229,808
Ferrari NV	12,534	932,656
Fiat Chrysler Automobiles NV (a)	91,508	995,150
Ford Motor Co.	257,495	2,997,242
Fuji Heavy Industries, Ltd.	62,564	2,303,621
General Motors Co.	92,813	3,281,868
Harley-Davidson, Inc.	12,075	730,537
Honda Motor Co., Ltd.	165,756	5,008,515
Isuzu Motors, Ltd.	60,200	799,852
Mazda Motor Corp.	57,942	837,334
Mitsubishi Motors Corp.	67,400	406,130
Nissan Motor Co., Ltd.	239,489	2,315,179
Peugeot S.A. (a)	49,463	997,344
Renault S.A.	19,550	1,698,481
Suzuki Motor Corp.	35,023	1,458,208
Toyota Motor Corp.	265,406	14,443,324
Volkswagen AG	3,311	493,444
Yamaha Motor Co., Ltd.	28,582	690,933

		50,690,479

Banks—5.2%
ABN AMRO Group NV	28,812	698,903
Aozora Bank, Ltd.	119,635	441,213
Australia & New Zealand Banking Group, Ltd.	297,645	7,229,298
Banco Bilbao Vizcaya Argentaria S.A.	667,179	5,174,313
Banco de Sabadell S.A.	542,458	994,313
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Popular Espanol S.A. (a) (b)	338,081	328,201
Banco Santander S.A.	1,482,625	9,086,495
Bank Hapoalim B.M.	108,341	659,998
Bank Leumi Le-Israel B.M. (a)	147,101	649,357

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of America Corp.	682,208	$16,093,287
Bank of East Asia, Ltd. (The)	123,600	511,611
Bank of Ireland (a)	2,796,891	700,781
Bank of Kyoto, Ltd. (The)	30,632	223,868
Bank of Queensland, Ltd.	39,380	365,674
Bankia S.A.	467,223	531,385
Bankinter S.A.	68,370	574,128
Barclays plc	1,722,852	4,856,283
BB&T Corp.	53,545	2,393,461
Bendigo & Adelaide Bank, Ltd.	48,049	445,323
BNP Paribas S.A.	107,722	7,175,201
BOC Hong Kong Holdings, Ltd.	375,000	1,531,731
CaixaBank S.A.	364,889	1,568,313
Chiba Bank, Ltd. (The)	70,833	456,586
Chugoku Bank, Ltd. (The)	17,308	252,617
Citigroup, Inc.	194,771	11,651,201
Citizens Financial Group, Inc.	34,854	1,204,206
Comerica, Inc.	11,455	785,584
Commerzbank AG	107,959	975,589
Commonwealth Bank of Australia	175,201	11,492,191
Concordia Financial Group, Ltd.	118,714	551,910
Credit Agricole S.A.	114,366	1,552,318
Danske Bank A/S	70,012	2,387,826
DBS Group Holdings, Ltd.	181,400	2,517,506
DNB ASA	99,417	1,576,119
Erste Group Bank AG	30,680	999,163
Fifth Third Bancorp	51,735	1,314,069
Fukuoka Financial Group, Inc.	78,326	340,145
Hachijuni Bank, Ltd. (The)	41,338	234,277
Hang Seng Bank, Ltd.	77,900	1,579,949
Hiroshima Bank, Ltd. (The)	50,340	214,621
HSBC Holdings plc	2,012,821	16,446,101
Huntington Bancshares, Inc.	52,455	702,372
ING Groep NV	394,316	5,957,468
Intesa Sanpaolo S.p.A.	1,290,005	3,503,824
Intesa Sanpaolo S.p.A. - Risparmio Shares	93,031	236,606
Japan Post Bank Co., Ltd.	41,218	512,374
JPMorgan Chase & Co.	242,500	21,301,200
KBC Groep NV	25,521	1,693,325
KeyCorp	55,120	980,034
Kyushu Financial Group, Inc.	34,671	212,725
Lloyds Banking Group plc	6,531,082	5,433,933
M&T Bank Corp.	10,495	1,623,891
Mebuki Financial Group, Inc.	95,600	383,224
Mediobanca S.p.A.	57,418	517,592
Mitsubishi UFJ Financial Group, Inc.	1,296,526	8,184,219
Mizrahi Tefahot Bank, Ltd.	14,234	241,291
Mizuho Financial Group, Inc.	2,452,038	4,505,855
National Australia Bank, Ltd.	270,156	6,858,996
Natixis S.A.	95,446	588,176
Nordea Bank AB	308,827	3,528,555
Oversea-Chinese Banking Corp., Ltd.	319,700	2,223,056
People’s United Financial, Inc. (b)	20,495	373,009
PNC Financial Services Group, Inc. (The)	33,135	3,984,152
Raiffeisen Bank International AG (a)	11,960	271,747
Regions Financial Corp.	85,015	1,235,268
Resona Holdings, Inc.	223,826	1,205,899

Banks—(Continued)
Royal Bank of Scotland Group plc (a)	360,627	1,094,021
Seven Bank, Ltd. (b)	60,420	197,911
Shinsei Bank, Ltd.	181,300	334,772
Shizuoka Bank, Ltd. (The)	53,824	439,320
Skandinaviska Enskilda Banken AB - Class A (b)	154,485	1,718,983
Societe Generale S.A.	78,011	3,967,358
Standard Chartered plc (a)	333,877	3,195,293
Sumitomo Mitsui Financial Group, Inc.	136,583	4,979,902
Sumitomo Mitsui Trust Holdings, Inc.	33,735	1,174,514
SunTrust Banks, Inc.	33,300	1,841,490
Suruga Bank, Ltd.	17,702	373,724
Svenska Handelsbanken AB - A Shares (b)	155,263	2,129,592
Swedbank AB - A Shares (b)	92,075	2,133,254
U.S. Bancorp	107,835	5,553,502
UniCredit S.p.A.	191,718	2,955,382
United Overseas Bank, Ltd.	134,000	2,119,520
Wells Fargo & Co. (e)	305,210	16,987,989
Westpac Banking Corp.	340,214	9,078,267
Yamaguchi Financial Group, Inc.	20,000	217,368
Zions Bancorp	13,460	565,320

		256,081,388

Beverages—1.1%
Anheuser-Busch InBev S.A.	77,471	8,510,937
Asahi Group Holdings, Ltd.	39,406	1,491,520
Brown-Forman Corp. - Class B	13,254	612,070
Carlsberg A/S - Class B	10,906	1,006,293
Coca-Cola Amatil, Ltd.	58,081	479,883
Coca-Cola Co. (The) (e)	257,410	10,924,480
Coca-Cola European Partners plc	22,157	828,557
Coca-Cola HBC AG (a)	18,478	477,155
Coca-Cola West Co., Ltd.	12,200	393,846
Constellation Brands, Inc. - Class A	11,675	1,892,167
Diageo plc	255,826	7,328,143
Dr Pepper Snapple Group, Inc.	12,340	1,208,333
Heineken Holding NV	10,291	818,377
Heineken NV	23,428	1,993,728
Kirin Holdings Co., Ltd.	83,636	1,580,196
Molson Coors Brewing Co. - Class B	12,105	1,158,570
Monster Beverage Corp. (a)	29,940	1,382,330
PepsiCo, Inc.	95,525	10,685,426
Pernod-Ricard S.A.	21,589	2,555,216
Remy Cointreau S.A.	2,302	225,388
Suntory Beverage & Food, Ltd.	14,121	595,626
Treasury Wine Estates, Ltd.	75,048	700,002

		56,848,243

Biotechnology—1.1%
AbbVie, Inc.	106,392	6,932,503
Actelion, Ltd. (a)	9,836	2,776,157
Alexion Pharmaceuticals, Inc. (a)	14,900	1,806,476
Amgen, Inc.	49,683	8,151,490
Biogen, Inc. (a)	14,530	3,972,793
Celgene Corp. (a)	51,640	6,425,565
CSL, Ltd.	46,359	4,426,719

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Genmab A/S (a)	5,830	$1,123,711
Gilead Sciences, Inc.	90,343	6,136,097
Grifols S.A.	30,297	743,121
Incyte Corp. (a)	11,933	1,595,084
Regeneron Pharmaceuticals, Inc. (a)	5,241	2,030,940
Shire plc	91,862	5,344,873
Vertex Pharmaceuticals, Inc. (a)	16,267	1,778,796

		53,244,325

Building Products—0.3%
Allegion plc	6,301	476,986
Asahi Glass Co., Ltd.	102,557	833,044
Assa Abloy AB - Class B	101,906	2,091,273
Cie de St-Gobain	50,786	2,611,431
Daikin Industries, Ltd.	23,844	2,403,270
Fortune Brands Home & Security, Inc.	10,227	622,313
Geberit AG	3,769	1,625,639
Johnson Controls International plc	62,484	2,631,826
LIXIL Group Corp.	27,029	687,171
Masco Corp.	21,975	746,930
TOTO, Ltd.	14,500	549,204

		15,279,087

Capital Markets—1.4%
3i Group plc	98,652	926,427
Aberdeen Asset Management plc	93,561	309,713
Affiliated Managers Group, Inc.	3,605	591,004
Ameriprise Financial, Inc.	11,115	1,441,393
ASX, Ltd.	19,761	760,515
Bank of New York Mellon Corp. (The)	70,985	3,352,622
BlackRock, Inc.	8,410	3,225,319
CBOE Holdings, Inc.	6,217	504,012
Charles Schwab Corp. (The)	79,345	3,238,069
CME Group, Inc.	22,385	2,659,338
Credit Suisse Group AG (a)	201,861	2,998,402
Daiwa Securities Group, Inc.	168,970	1,032,336
Deutsche Bank AG (a)	140,235	2,416,083
Deutsche Boerse AG	19,255	1,770,879
E*Trade Financial Corp. (a)	18,615	649,477
Franklin Resources, Inc.	24,641	1,038,372
Goldman Sachs Group, Inc. (The)	25,950	5,961,234
Hargreaves Lansdown plc	26,609	433,954
Hong Kong Exchanges and Clearing, Ltd.	118,300	2,976,914
Intercontinental Exchange, Inc.	39,680	2,375,642
Invesco, Ltd.	27,420	839,875
Investec plc	66,572	454,368
Japan Exchange Group, Inc.	52,901	755,050
Julius Baer Group, Ltd. (a)	22,802	1,138,351
London Stock Exchange Group plc	32,105	1,275,599
Macquarie Group, Ltd.	31,144	2,143,809
Moody’s Corp.	11,225	1,257,649
Morgan Stanley	100,860	4,320,842
Nasdaq, Inc.	7,570	525,737
Nomura Holdings, Inc.	369,217	2,303,467
Northern Trust Corp.	14,190	1,228,570
Partners Group Holding AG	1,771	952,152

Capital Markets—(Continued)
Raymond James Financial, Inc.	8,749	667,199
S&P Global, Inc.	17,515	2,289,911
SBI Holdings, Inc.	21,636	302,334
Schroders plc	13,807	524,171
Singapore Exchange, Ltd.	81,700	449,980
State Street Corp.	26,390	2,100,908
T. Rowe Price Group, Inc.	16,390	1,116,978
UBS Group AG	371,909	5,952,440

		69,261,095

Chemicals—1.6%
Air Liquide S.A.	39,533	4,517,148
Air Products & Chemicals, Inc.	12,845	1,737,800
Air Water, Inc.	15,152	280,425
Akzo Nobel NV	25,640	2,124,996
Albemarle Corp.	7,488	791,032
Arkema S.A.	6,945	685,902
Asahi Kasei Corp.	128,347	1,247,595
BASF SE	93,385	9,256,978
CF Industries Holdings, Inc. (b)	15,300	449,055
Chr Hansen Holding A/S	10,049	644,584
Covestro AG	7,249	558,253
Croda International plc	13,342	596,253
Daicel Corp.	28,442	343,808
Dow Chemical Co. (The)	73,740	4,685,440
E.I. du Pont de Nemours & Co.	57,555	4,623,393
Eastman Chemical Co.	9,780	790,224
Ecolab, Inc.	17,645	2,211,624
EMS-Chemie Holding AG	837	487,704
Evonik Industries AG	16,604	541,568
FMC Corp.	8,740	608,217
Frutarom Industries, Ltd.	3,975	221,809
Givaudan S.A.	940	1,693,099
Hitachi Chemical Co., Ltd.	10,588	293,609
Incitec Pivot, Ltd.	171,108	490,057
International Flavors & Fragrances, Inc.	5,285	700,421
Israel Chemicals, Ltd.	50,889	216,194
Johnson Matthey plc	19,760	763,282
JSR Corp.	19,520	329,938
K&S AG (b)	19,543	454,288
Kaneka Corp.	27,974	209,098
Kansai Paint Co., Ltd.	22,175	471,459
Koninklijke DSM NV	18,476	1,249,395
Kuraray Co., Ltd.	36,005	547,559
LANXESS AG	9,304	624,447
Linde AG	18,884	3,143,305
LyondellBasell Industries NV - Class A	22,871	2,085,607
Mitsubishi Chemical Holdings Corp.	137,833	1,069,545
Mitsubishi Gas Chemical Co., Inc.	18,434	383,769
Mitsui Chemicals, Inc.	93,044	460,948
Monsanto Co.	29,080	3,291,856
Mosaic Co. (The)	23,280	679,310
Nippon Paint Holdings Co., Ltd.	16,543	576,295
Nissan Chemical Industries, Ltd.	12,526	365,420
Nitto Denko Corp.	16,830	1,303,191
Novozymes A/S - B Shares	23,428	928,620

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Orica, Ltd.	38,024	$510,964
PPG Industries, Inc.	17,590	1,848,357
Praxair, Inc.	18,825	2,232,645
Sherwin-Williams Co. (The)	5,260	1,631,599
Shin-Etsu Chemical Co., Ltd.	39,547	3,439,267
Sika AG	219	1,314,253
Solvay S.A.	7,560	923,884
Sumitomo Chemical Co., Ltd.	159,897	896,915
Symrise AG	12,588	837,156
Syngenta AG	9,413	4,154,823
Taiyo Nippon Sanso Corp.	13,268	155,739
Teijin, Ltd.	19,023	359,570
Toray Industries, Inc.	149,289	1,326,097
Umicore S.A.	9,671	550,937
Yara International ASA	18,136	698,412

		80,615,138

Commercial Services & Supplies—0.2%
Babcock International Group plc	25,499	281,943
Brambles, Ltd.	160,856	1,147,212
Cintas Corp. (b)	5,830	737,728
Dai Nippon Printing Co., Ltd.	53,966	583,101
Edenred	21,336	504,421
G4S plc	157,358	599,965
ISS A/S	16,976	640,916
Park24 Co., Ltd.	10,380	271,987
Republic Services, Inc.	15,685	985,175
Secom Co., Ltd.	21,398	1,535,271
Securitas AB - B Shares	31,876	498,355
Societe BIC S.A.	2,943	366,710
Sohgo Security Services Co., Ltd.	7,300	272,906
Stericycle, Inc. (a)	5,615	465,427
Toppan Printing Co., Ltd.	53,429	545,813
Waste Management, Inc.	27,335	1,993,268

		11,430,198

Communications Equipment—0.4%
Cisco Systems, Inc. (e)	332,400	11,235,120
F5 Networks, Inc. (a)	4,585	653,684
Harris Corp.	8,190	911,301
Juniper Networks, Inc.	23,220	646,213
Motorola Solutions, Inc.	10,500	905,310
Nokia Oyj	593,333	3,201,484
Telefonaktiebolaget LM Ericsson - B Shares (b)	312,073	2,084,842

		19,637,954

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	19,478	662,797
Boskalis Westminster	9,235	318,471
Bouygues S.A.	21,178	863,090
CIMIC Group, Ltd.	9,985	273,801
Eiffage S.A.	6,003	469,972
Ferrovial S.A.	49,490	990,445

Construction & Engineering—(Continued)
Fluor Corp.	9,095	478,579
HOCHTIEF AG	1,962	324,406
Jacobs Engineering Group, Inc.	8,050	445,004
JGC Corp.	21,182	369,514
Kajima Corp.	91,374	597,398
Obayashi Corp.	66,022	619,403
Quanta Services, Inc. (a)	9,885	366,832
Shimizu Corp.	56,119	504,928
Skanska AB - B Shares (b)	34,694	817,596
Taisei Corp.	104,934	765,545
Vinci S.A. (b)	51,612	4,095,736

		12,963,517

Construction Materials—0.2%
Boral, Ltd.	119,191	531,329
CRH plc	84,640	2,983,524
Fletcher Building, Ltd.	70,559	410,025
HeidelbergCement AG (b)	15,145	1,417,910
Imerys S.A.	3,643	309,243
James Hardie Industries plc	44,798	703,742
LafargeHolcim, Ltd. (a)	46,280	2,740,118
Martin Marietta Materials, Inc.	4,312	941,094
Taiheiyo Cement Corp.	122,000	408,998
Vulcan Materials Co.	8,850	1,066,248

		11,512,231

Consumer Finance—0.3%
Acom Co., Ltd. (a)	40,470	162,099
AEON Financial Service Co., Ltd.	11,405	215,655
American Express Co.	54,080	4,278,269
Capital One Financial Corp.	34,865	3,021,401
Credit Saison Co., Ltd.	15,015	268,921
Discover Financial Services	27,285	1,866,021
Navient Corp.	22,635	334,093
Provident Financial plc	15,002	563,761
Synchrony Financial	55,087	1,889,484

		12,599,704

Containers & Packaging—0.1%
Amcor, Ltd.	117,456	1,350,490
Avery Dennison Corp.	5,900	475,540
Ball Corp.	9,370	695,816
International Paper Co.	27,135	1,377,915
Sealed Air Corp.	12,895	561,964
Toyo Seikan Group Holdings, Ltd.	16,596	270,699
WestRock Co.	16,695	868,641

		5,601,065

Distributors—0.0%
Genuine Parts Co.	9,915	916,245
Jardine Cycle & Carriage, Ltd.	10,000	313,558
LKQ Corp. (a)	20,132	589,264

		1,819,067

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,754	$211,815
H&R Block, Inc.	15,555	361,654

		573,469

Diversified Financial Services—0.6%
AMP, Ltd.	299,966	1,184,138
Berkshire Hathaway, Inc. - Class B (a) (e)	123,824	20,638,984
Challenger, Ltd.	57,931	553,608
Eurazeo S.A.	4,088	269,214
EXOR NV	11,104	574,290
First Pacific Co., Ltd.	212,900	154,444
Groupe Bruxelles Lambert S.A.	8,244	748,437
Industrivarden AB - C Shares	16,648	360,907
Investor AB - B Shares	46,319	1,951,486
Kinnevik AB - Class B	23,890	637,688
L E Lundbergforetagen AB - B Shares	3,931	266,693
Leucadia National Corp.	21,975	571,350
Mitsubishi UFJ Lease & Finance Co., Ltd.	45,420	227,115
ORIX Corp.	134,621	1,998,428
Pargesa Holding S.A.	3,539	250,162
Wendel S.A.	2,909	368,564

		30,755,508

Diversified Telecommunication Services—1.4%
AT&T, Inc. (e)	406,380	16,885,078
Bezeq The Israeli Telecommunication Corp., Ltd.	210,348	377,847
BT Group plc	860,572	3,431,173
CenturyLink, Inc. (b)	35,850	844,984
Deutsche Telekom AG	332,859	5,832,418
Elisa Oyj	14,493	512,894
HKT Trust & HKT, Ltd.	384,900	498,262
Iliad S.A.	2,688	601,563
Inmarsat plc	46,000	490,543
Koninklijke KPN NV	346,462	1,043,119
Level 3 Communications, Inc. (a)	19,014	1,087,981
Nippon Telegraph & Telephone Corp.	70,339	3,004,571
Orange S.A.	202,841	3,156,465
PCCW, Ltd.	429,700	253,468
Proximus	15,518	486,957
SFR Group S.A. (a)	8,939	281,238
Singapore Telecommunications, Ltd.	68,700	192,610
Singapore Telecommunications, Ltd.	761,400	2,128,280
Spark New Zealand, Ltd.	185,573	453,812
Swisscom AG (b)	2,639	1,217,567
TDC A/S	82,351	424,217
Telecom Italia S.p.A. (a)	1,159,306	1,042,593
Telecom Italia S.p.A. - Risparmio Shares	611,323	446,606
Telefonica Deutschland Holding AG	75,607	375,183
Telefonica S.A.	460,986	5,171,857
Telenor ASA	76,442	1,272,499
Telia Co. AB	263,487	1,106,064
Telstra Corp., Ltd.	425,014	1,512,690
TPG Telecom, Ltd.	33,859	180,150
Verizon Communications, Inc. (e)	269,120	13,119,600

Diversified Telecommunication Services—(Continued)
Vocus Group, Ltd. (b)	53,233	175,460

		67,607,749

Electric Utilities—1.0%
Alliant Energy Corp.	15,144	599,854
American Electric Power Co., Inc.	32,450	2,178,368
AusNet Services	181,254	233,037
Cheung Kong Infrastructure Holdings, Ltd.	67,300	528,166
Chubu Electric Power Co., Inc.	65,337	877,998
Chugoku Electric Power Co., Inc. (The)	28,234	312,901
CLP Holdings, Ltd.	166,982	1,746,845
Contact Energy, Ltd.	72,566	257,123
DONG Energy A/S	14,960	576,490
Duke Energy Corp.	45,515	3,732,685
Edison International	21,545	1,715,197
EDP - Energias de Portugal S.A.	241,650	819,084
Electricite de France S.A.	27,877	233,892
Endesa S.A.	32,228	757,406
Enel S.p.A.	775,255	3,650,599
Entergy Corp.	11,825	898,227
Eversource Energy	20,965	1,232,323
Exelon Corp.	60,724	2,184,850
FirstEnergy Corp.	27,925	888,574
Fortum Oyj (b)	45,074	713,503
HK Electric Investments & HK Electric Investments, Ltd.	264,400	243,926
Hokuriku Electric Power Co.	17,011	165,699
Iberdrola S.A.	562,040	4,020,191
Kansai Electric Power Co., Inc. (The)	71,333	877,363
Kyushu Electric Power Co., Inc.	43,197	461,773
Mercury NZ, Ltd.	70,992	156,794
NextEra Energy, Inc.	30,445	3,908,225
PG&E Corp.	32,545	2,159,686
Pinnacle West Capital Corp.	7,350	612,843
Power Assets Holdings, Ltd.	141,000	1,216,190
PPL Corp.	44,515	1,664,416
Red Electrica Corp. S.A.	43,900	841,835
Southern Co. (The)	60,295	3,001,485
SSE plc	103,137	1,907,611
Terna Rete Elettrica Nazionale S.p.A.	153,270	760,321
Tohoku Electric Power Co., Inc.	45,838	621,846
Tokyo Electric Power Co. Holdings, Inc. (a)	146,585	575,204
Xcel Energy, Inc.	33,510	1,489,520

		48,822,050

Electrical Equipment—0.5%
ABB, Ltd.	191,402	4,476,468
Acuity Brands, Inc. (b)	2,897	590,988
AMETEK, Inc.	15,467	836,455
Eaton Corp. plc	30,338	2,249,563
Emerson Electric Co.	42,495	2,543,751
Fuji Electric Co., Ltd.	56,922	339,177
Legrand S.A.	27,174	1,639,600
Mabuchi Motor Co., Ltd.	5,000	282,423
Mitsubishi Electric Corp.	196,481	2,826,442
Nidec Corp.	24,254	2,312,343

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
OSRAM Licht AG	9,074	$568,879
Prysmian S.p.A.	19,870	525,269
Rockwell Automation, Inc.	8,645	1,346,113
Schneider Electric SE	57,154	4,189,027
Vestas Wind Systems A/S	22,536	1,834,192

		26,560,690

Electronic Equipment, Instruments & Components—0.5%
Alps Electric Co., Ltd.	19,105	543,759
Amphenol Corp. - Class A	20,270	1,442,616
Corning, Inc.	73,440	1,982,880
FLIR Systems, Inc.	9,005	326,701
Hamamatsu Photonics KK	14,500	418,183
Hexagon AB - B Shares	26,343	1,058,364
Hirose Electric Co., Ltd.	3,256	451,632
Hitachi High-Technologies Corp.	7,011	286,252
Hitachi, Ltd.	491,431	2,669,471
Ingenico Group S.A.	5,669	534,449
Keyence Corp.	9,816	3,937,346
Kyocera Corp.	32,691	1,825,961
Murata Manufacturing Co., Ltd.	19,481	2,779,305
Nippon Electric Glass Co., Ltd.	42,602	258,180
Omron Corp.	19,566	860,886
Shimadzu Corp.	23,973	381,806
TDK Corp.	12,525	795,611
TE Connectivity, Ltd.	24,400	1,819,020
Yaskawa Electric Corp.	25,733	517,828
Yokogawa Electric Corp.	23,143	365,298

		23,255,548

Energy Equipment & Services—0.3%
Baker Hughes, Inc.	28,925	1,730,294
Halliburton Co.	56,650	2,787,747
Helmerich & Payne, Inc. (b)	7,105	472,980
National Oilwell Varco, Inc. (b)	24,805	994,432
Petrofac, Ltd.	26,377	304,043
Saipem S.p.A. (a)	607,572	275,795
Schlumberger, Ltd. (e)	91,837	7,172,470
TechnipFMC plc (a)	31,936	1,037,920
Tenaris S.A.	47,891	819,053
Transocean, Ltd. (a)	22,580	281,121

		15,875,855

Equity Real Estate Investment Trusts—3.6%
Acadia Realty Trust	8,655	260,169
Activia Properties, Inc.	59	281,397
Advance Residence Investment Corp.	131	358,150
Aedifica S.A.	1,377	103,624
AEON REIT Investment Corp.	161	178,778
Affine S.A.	700	11,504
Agree Realty Corp.	2,700	129,492
Alexander’s, Inc.	228	98,464
Alexandria Real Estate Equities, Inc.	15,712	1,736,490
Allied Properties Real Estate Investment Trust	9,170	248,859

Equity Real Estate Investment Trusts—(Continued)
Alstria Office REIT-AG (a)	14,300	174,966
American Assets Trust, Inc.	4,200	175,728
American Campus Communities, Inc.	14,277	679,442
American Homes 4 Rent - Class A	24,103	553,405
American Tower Corp.	28,045	3,408,589
ANF Immobilier	750	16,260
Apartment Investment & Management Co. - Class A	27,215	1,206,985
Apple Hospitality REIT, Inc.	22,900	437,390
Artis Real Estate Investment Trust	16,200	161,166
Ascendas Real Estate Investment Trust	500,750	902,100
Ashford Hospitality Trust, Inc.	9,900	63,063
Assura plc	178,450	129,345
AvalonBay Communities, Inc.	23,934	4,394,282
Axiare Patrimonio SOCIMI S.A.	6,300	94,027
Befimmo S.A.	2,100	119,227
Beni Stabili S.p.A. SIIQ	115,157	72,051
Big Yellow Group plc	15,350	140,664
Boardwalk Real Estate Investment Trust	4,150	147,201
Boston Properties, Inc.	26,725	3,538,657
Brandywine Realty Trust	18,926	307,169
British Land Co. plc (The)	209,848	1,605,099
Brixmor Property Group, Inc.	32,864	705,261
BWP Trust	52,748	114,823
Camden Property Trust	9,450	760,347
Canadian Apartment Properties REIT	14,600	365,590
Canadian Real Estate Investment Trust	7,900	287,996
Capital & Regional plc	57,500	40,281
CapitaLand Commercial Trust, Ltd.	425,450	470,758
CapitaLand Mall Trust	499,400	703,720
Care Capital Properties, Inc.	8,999	241,803
CareTrust REIT, Inc.	6,850	115,217
CBL & Associates Properties, Inc.	18,350	175,059
CDL Hospitality Trusts	69,700	71,534
Cedar Realty Trust, Inc.	9,200	46,184
Champion REIT	211,550	129,671
Charter Hall Retail REIT	36,400	120,663
Chatham Lodging Trust	3,950	78,013
Chesapeake Lodging Trust	6,407	153,512
Cofinimmo S.A.	2,195	250,790
Colony Starwood Homes	5,250	178,238
Columbia Property Trust, Inc.	13,300	295,925
Cominar Real Estate Investment Trust	19,531	211,487
Corporate Office Properties Trust	10,200	337,620
Cousins Properties, Inc.	36,880	304,998
Crombie Real Estate Investment Trust	9,400	98,464
Cromwell Property Group	159,300	116,207
Crown Castle International Corp.	22,010	2,078,844
CubeSmart	19,421	504,169
Custodian REIT plc	33,200	46,592
Daiwa House Residential Investment Corp. (REIT)	282	733,395
Daiwa Office Investment Corp.	30	153,485
DCT Industrial Trust, Inc.	9,852	474,078
DDR Corp.	33,550	420,382
Derwent London plc	10,750	379,007
Dexus Property Group	203,334	1,520,549

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
DiamondRock Hospitality Co.	21,650	$241,398
Digital Realty Trust, Inc. (b)	26,961	2,868,381
Douglas Emmett, Inc.	15,164	582,298
Dream Global Real Estate Investment Trust	13,350	96,573
Dream Office Real Estate Investment Trust	11,300	163,486
Duke Realty Corp.	38,277	1,005,537
DuPont Fabros Technology, Inc.	8,175	405,398
EastGroup Properties, Inc.	3,583	263,458
Education Realty Trust, Inc. (b)	7,866	321,326
Empire State Realty Trust, Inc. - Class A	13,179	272,015
Empiric Student Property plc	54,150	73,444
EPR Properties	6,797	500,463
Equinix, Inc.	4,617	1,848,508
Equity Commonwealth (a)	13,659	426,434
Equity Lifestyle Properties, Inc.	8,419	648,768
Equity Residential	63,030	3,921,727
Essex Property Trust, Inc.	11,450	2,651,018
Eurocommercial Properties NV	5,050	180,903
Extra Space Storage, Inc.	20,953	1,558,694
Federal Realty Investment Trust (b)	12,334	1,646,589
FelCor Lodging Trust, Inc.	15,000	112,650
First Industrial Realty Trust, Inc.	12,600	335,538
First Potomac Realty Trust	6,200	63,736
Fonciere Des Regions	7,662	639,333
Forest City Realty Trust, Inc. - Class A	25,350	552,123
Fortune Real Estate Investment Trust	143,600	160,805
Four Corners Property Trust, Inc.	6,400	146,112
Franklin Street Properties Corp.	10,650	129,291
Frontier Real Estate Investment Corp.	48	218,155
Fukuoka REIT Corp.	68	111,471
Gaming and Leisure Properties, Inc.	22,146	740,119
GCP Student Living plc	36,250	68,135
Gecina S.A.	8,571	1,163,107
Getty Realty Corp.	2,715	68,608
GGP, Inc.	92,811	2,151,359
Global Net Lease, Inc.	6,050	145,684
GLP J-Reit	287	331,782
Goodman Group	373,603	2,209,683
Government Properties Income Trust (b)	7,635	159,801
GPT Group (The)	376,698	1,483,529
Gramercy Property Trust	15,056	395,973
Granite Real Estate Investment Trust	5,100	178,405
Great Portland Estates plc	37,150	302,710
Green REIT plc	73,850	107,122
H&R Real Estate Investment Trust	30,694	532,474
Hamborner REIT AG	8,250	84,004
Hammerson plc	166,333	1,190,234
Hansteen Holdings plc	80,400	120,374
HCP, Inc.	80,975	2,532,898
Healthcare Realty Trust, Inc.	12,510	406,575
Healthcare Trust of America, Inc. - Class A	15,275	480,552
Hersha Hospitality Trust	3,812	71,627
Hibernia REIT plc	73,600	97,583
Highwoods Properties, Inc.	11,000	540,430
Hispania Activos Inmobiliarios SOCIMI S.A.	9,600	137,949
Hospitality Properties Trust	17,750	559,658

Equity Real Estate Investment Trusts—(Continued)
Host Hotels & Resorts, Inc. (b)	130,385	2,432,984
Hudson Pacific Properties, Inc.	16,563	573,742
Hulic Reit, Inc.	90	149,234
Icade	7,596	555,989
Immobiliare Grande Distribuzione SIIQ S.p.A. (b)	39,546	34,594
Industrial & Infrastructure Fund Investment Corp.	35	157,507
Intervest Offices & Warehouses NV	1,600	40,576
Intu Properties plc	190,602	666,996
Investa Office Fund	61,012	221,368
Investors Real Estate Trust (b)	13,058	77,434
Invincible Investment Corp.	315	126,695
Invitation Homes, Inc. (a)	8,429	184,005
Irish Residential Properties REIT plc	37,850	50,070
Iron Mountain, Inc.	15,849	565,334
Japan Excellent, Inc.	123	151,061
Japan Hotel REIT Investment Corp.	407	281,117
Japan Logistics Fund, Inc.	90	193,685
Japan Prime Realty Investment Corp.	172	665,971
Japan Real Estate Investment Corp.	267	1,415,004
Japan Rental Housing Investments, Inc.	163	119,683
Japan Retail Fund Investment Corp.	537	1,054,020
Kenedix Office Investment Corp.	39	229,807
Kenedix Retail REIT Corp.	45	101,048
Keppel REIT	206,000	154,626
Killam Apartment Real Estate Investment Trust	7,250	69,128
Kilroy Realty Corp.	10,534	759,291
Kimco Realty Corp.	73,188	1,616,723
Kite Realty Group Trust	8,862	190,533
Kiwi Property Group, Ltd.	140,400	140,190
Klepierre	44,595	1,734,874
Land Securities Group plc	165,188	2,192,931
Lar Espana Real Estate Socimi S.A.	9,400	72,335
LaSalle Hotel Properties	12,150	351,743
Lexington Realty Trust	25,450	253,991
Liberty Property Trust	15,950	614,873
Life Storage, Inc.	5,031	413,146
Link REIT	465,500	3,260,881
LondonMetric Property plc	63,100	126,432
LTC Properties, Inc.	4,250	203,575
Macerich Co. (The)	23,877	1,537,679
Mack-Cali Realty Corp.	9,607	258,813
Mapletree Commercial Trust	204,594	223,773
Mapletree Industrial Trust	136,200	173,402
Mapletree Logistics Trust	159,300	124,698
Medical Properties Trust, Inc. (b)	34,595	445,930
Mercialys S.A.	4,450	83,008
Merlin Properties Socimi S.A.	35,034	391,704
Mid-America Apartment Communities, Inc.	19,920	2,026,661
Milestone Apartments Real Estate Investment Trust	8,700	141,178
Mirvac Group	776,577	1,299,164
Monmouth Real Estate Investment Corp. (b)	7,350	104,885
Monogram Residential Trust, Inc.	18,200	181,454
Mori Hills REIT Investment Corp.	156	209,115

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Mori Trust Sogo REIT, Inc.	107	$165,537
National Health Investors, Inc.	3,950	286,889
National Retail Properties, Inc.	15,883	692,816
National Storage Affiliates Trust	4,500	107,550
New Senior Investment Group, Inc.	8,500	86,700
NewRiver REIT plc	25,200	106,700
Nippon Accommodations Fund, Inc.	48	208,459
Nippon Building Fund, Inc.	281	1,536,832
Nippon Prologis REIT, Inc.	329	713,053
Nomura Real Estate Master Fund, Inc.	835	1,296,860
Northview Apartment Real Estate Investment Trust	5,400	88,643
NSI NV	14,793	60,749
Omega Healthcare Investors, Inc. (b)	18,570	612,624
Orix JREIT, Inc.	311	492,833
Paramount Group, Inc.	16,124	261,370
Parkway, Inc.	4,572	90,937
Pebblebrook Hotel Trust (b)	7,750	226,378
Pennsylvania Real Estate Investment Trust	7,150	108,251
Physicians Realty Trust	14,519	288,493
Piedmont Office Realty Trust, Inc. - Class A	15,700	335,666
Premier Investment Corp.	135	152,666
Primary Health Properties plc	61,876	85,649
ProLogis, Inc.	91,270	4,735,088
PS Business Parks, Inc.	2,200	252,472
Public Storage	25,446	5,570,384
Pure Industrial Real Estate Trust	26,500	121,356
QTS Realty Trust, Inc. - Class A	4,900	238,875
Quality Care Properties, Inc. (a)	10,040	189,354
Ramco-Gershenson Properties Trust	8,428	118,161
Realty Income Corp.	44,292	2,636,703
Redefine International plc	129,900	59,774
Regency Centers Corp.	25,878	1,718,040
Regional REIT, Ltd.	24,250	30,687
Retail Estates NV	550	45,119
Retail Opportunity Investments Corp. (b)	11,735	246,787
Retail Properties of America, Inc. - Class A	25,550	368,431
Rexford Industrial Realty, Inc.	6,950	156,514
RioCan Real Estate Investment Trust	35,138	692,270
RLJ Lodging Trust	13,400	315,034
Ryman Hospitality Properties, Inc. (b)	5,286	326,833
Sabra Health Care REIT, Inc.	7,000	195,510
Safestore Holdings plc	22,350	106,185
Saul Centers, Inc.	1,507	92,861
Scentre Group	1,092,222	3,578,930
Segro plc	207,931	1,188,562
Sekisui House Reit, Inc.	100	132,629
Sekisui House SI Residential Investment Corp.	107	118,655
Select Income REIT	7,305	188,396
Senior Housing Properties Trust	25,650	519,413
Seritage Growth Properties - Class A (b)	2,800	120,820
Shaftesbury plc	24,600	281,654
Shopping Centres Australasia Property Group	80,250	137,313
Silver Bay Realty Trust Corp.	3,600	77,292
Simon Property Group, Inc.	54,375	9,354,131

Equity Real Estate Investment Trusts—(Continued)
SL Green Realty Corp. (b)	17,590	1,875,446
Smart Real Estate Investment Trust	12,000	294,800
Spirit Realty Capital, Inc.	49,712	503,583
STAG Industrial, Inc.	8,135	203,538
Stockland	502,360	1,782,478
STORE Capital Corp.	16,662	397,889
Summit Hotel Properties, Inc.	9,350	149,413
Sun Communities, Inc.	7,046	566,005
Sunstone Hotel Investors, Inc.	23,356	358,047
Suntec Real Estate Investment Trust	508,200	651,178
Tanger Factory Outlet Centers, Inc.	10,350	339,170
Target Healthcare REIT, Ltd.	25,700	36,799
Taubman Centers, Inc.	6,500	429,130
Terreno Realty Corp.	5,050	141,400
Tier REIT, Inc.	5,100	88,536
Tokyu REIT, Inc.	95	119,483
Tritax Big Box REIT plc	119,400	216,319
UDR, Inc.	46,490	1,685,727
Unibail-Rodamco SE (Paris Exchange)	20,721	4,835,181
UNITE Group plc (The)	23,950	191,196
United Urban Investment Corp.	633	972,226
Universal Health Realty Income Trust	1,450	93,525
Urban Edge Properties	9,650	253,795
Urstadt Biddle Properties, Inc. - Class A	3,200	65,792
Vastned Retail NV	2,007	75,885
Ventas, Inc.	60,440	3,931,018
VEREIT, Inc.	104,250	885,083
Vicinity Centres	696,258	1,505,019
Vornado Realty Trust	29,980	3,007,294
Warehouses De Pauw SCA	1,767	164,465
Washington Prime Group, Inc.	19,850	172,497
Washington Real Estate Investment Trust	8,044	251,616
Weingarten Realty Investors	12,408	414,303
Welltower, Inc.	62,595	4,432,978
Wereldhave Belgium NV	250	27,470
Wereldhave NV	4,350	191,773
Westfield Corp.	409,052	2,774,622
Weyerhaeuser Co.	49,292	1,674,942
Workspace Group plc	12,700	125,118
WP Carey, Inc.	9,751	606,707
Xenia Hotels & Resorts, Inc.	11,650	198,866

		180,839,272

Food & Staples Retailing—1.0%
Aeon Co., Ltd.	66,329	969,625
Carrefour S.A.	57,730	1,362,049
Casino Guichard Perrachon S.A.	5,643	315,334
Colruyt S.A.	6,906	339,046
Costco Wholesale Corp.	29,095	4,878,941
CVS Health Corp.	72,615	5,700,278
Distribuidora Internacional de Alimentacion S.A.	63,286	365,988
FamilyMart UNY Holdings Co., Ltd.	8,414	501,730
ICA Gruppen AB (b)	8,172	279,000
J Sainsbury plc	166,753	552,208
Jeronimo Martins SGPS S.A.	25,725	460,513

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Koninklijke Ahold Delhaize NV	130,273	$2,788,113
Kroger Co. (The)	64,360	1,897,976
Lawson, Inc.	5,099	346,102
Metro AG	18,119	579,500
Seven & i Holdings Co., Ltd.	76,608	3,011,601
Sundrug Co., Ltd.	7,600	255,060
Sysco Corp.	34,645	1,798,768
Tesco plc (a)	829,011	1,928,235
Tsuruha Holdings, Inc.	3,754	347,721
Wal-Mart Stores, Inc. (e)	103,674	7,472,822
Walgreens Boots Alliance, Inc.	56,995	4,733,435
Wesfarmers, Ltd.	114,986	3,953,202
Whole Foods Market, Inc. (b)	21,400	636,008
WM Morrison Supermarkets plc	225,571	678,310
Woolworths, Ltd.	130,971	2,648,917

		48,800,482

Food Products—1.2%
Ajinomoto Co., Inc.	55,281	1,092,382
Archer-Daniels-Midland Co.	39,255	1,807,300
Aryzta AG (a)	8,983	288,338
Associated British Foods plc	36,287	1,185,651
Barry Callebaut AG (a)	224	292,802
Calbee, Inc.	8,149	278,416
Campbell Soup Co.	11,890	680,584
Chocoladefabriken Lindt & Spruengli AG	11	730,662
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	103	584,095
Conagra Brands, Inc.	28,640	1,155,338
Danone S.A.	60,018	4,084,235
General Mills, Inc.	39,160	2,310,832
Golden Agri-Resources, Ltd.	715,600	196,779
Hershey Co. (The)	9,465	1,034,051
Hormel Foods Corp.	17,810	616,760
J.M. Smucker Co. (The)	7,885	1,033,566
Kellogg Co.	16,655	1,209,320
Kerry Group plc - Class A	16,128	1,269,737
Kikkoman Corp.	14,934	446,836
Kraft Heinz Co. (The)	39,323	3,570,922
Marine Harvest ASA (a)	38,805	591,172
McCormick & Co., Inc.	7,670	748,209
Mead Johnson Nutrition Co.	12,330	1,098,356
MEIJI Holdings Co., Ltd.	11,637	969,979
Mondelez International, Inc. - Class A	103,560	4,461,365
Nestle S.A.	316,422	24,273,696
NH Foods, Ltd.	17,715	475,830
Nisshin Seifun Group, Inc.	20,232	302,793
Nissin Foods Holdings Co., Ltd.	6,034	334,340
Orkla ASA	82,669	740,012
Tate & Lyle plc	47,326	453,326
Toyo Suisan Kaisha, Ltd.	9,019	336,405
Tyson Foods, Inc. - Class A	19,350	1,194,088
WH Group, Ltd.	817,000	704,174
Wilmar International, Ltd.	194,339	490,015
Yakult Honsha Co., Ltd.	8,992	499,887
Yamazaki Baking Co., Ltd.	13,438	276,936

		61,819,189

Gas Utilities—0.1%
APA Group	113,294	775,272
Gas Natural SDG S.A.	35,562	778,124
Hong Kong & China Gas Co., Ltd.	775,726	1,550,996
Osaka Gas Co., Ltd.	189,489	721,045
Toho Gas Co., Ltd.	38,048	269,695
Tokyo Gas Co., Ltd.	198,460	904,477

		4,999,609

Health Care Equipment & Supplies—1.0%
Abbott Laboratories	113,570	5,043,644
Baxter International, Inc.	36,100	1,872,146
Becton Dickinson & Co.	13,977	2,563,941
Boston Scientific Corp. (a)	89,080	2,215,420
C.R. Bard, Inc.	4,885	1,214,118
Cochlear, Ltd.	5,869	606,049
Coloplast A/S - Class B	12,120	946,531
Cooper Cos., Inc. (The)	3,276	654,840
CYBERDYNE, Inc. (a) (b)	11,143	160,182
Danaher Corp.	39,460	3,375,014
DENTSPLY SIRONA, Inc.	15,907	993,233
Edwards Lifesciences Corp. (a)	14,160	1,332,031
Essilor International S.A.	21,066	2,558,428
Getinge AB - B Shares (b)	20,224	355,014
Hologic, Inc. (a)	16,263	691,991
Hoya Corp.	39,630	1,911,781
IDEXX Laboratories, Inc. (a)	6,091	941,730
Intuitive Surgical, Inc. (a)	2,520	1,931,504
Medtronic plc	92,879	7,482,332
Olympus Corp.	29,606	1,141,206
Smith & Nephew plc	89,463	1,363,260
Sonova Holding AG	5,322	738,453
Stryker Corp.	20,670	2,721,205
Sysmex Corp.	15,900	966,266
Terumo Corp.	34,844	1,212,202
Varian Medical Systems, Inc. (a)	6,325	576,397
William Demant Holding A/S (a)	12,280	256,621
Zimmer Biomet Holdings, Inc.	11,835	1,445,172

		47,270,711

Health Care Providers & Services—0.9%
Aetna, Inc.	23,144	2,952,017
Alfresa Holdings Corp.	19,100	331,566
AmerisourceBergen Corp.	12,685	1,122,623
Anthem, Inc.	17,280	2,857,766
Cardinal Health, Inc.	21,730	1,772,082
Centene Corp. (a)	11,209	798,753
Chartwell Retirement Residences	20,600	241,496
Cigna Corp.	16,925	2,479,343
DaVita, Inc. (a)	10,930	742,912
Envision Healthcare Corp. (a)	7,919	485,593
Express Scripts Holding Co. (a)	41,814	2,755,961
Fresenius Medical Care AG & Co. KGaA	21,865	1,843,887
Fresenius SE & Co. KGaA	41,708	3,349,973
HCA Holdings, Inc. (a)	20,169	1,794,839
Healthscope, Ltd.	176,411	305,699
Henry Schein, Inc. (a)	5,403	918,348

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Humana, Inc.	9,800	$2,020,172
Laboratory Corp. of America Holdings (a)	6,725	964,836
McKesson Corp.	15,155	2,246,880
Mediclinic International plc	37,142	331,122
Medipal Holdings Corp.	17,387	273,201
Miraca Holdings, Inc.	5,843	269,297
Patterson Cos., Inc.	5,480	247,860
Quest Diagnostics, Inc.	9,405	923,477
Ramsay Health Care, Ltd.	14,442	770,824
Ryman Healthcare, Ltd.	37,412	219,511
Sonic Healthcare, Ltd.	40,063	676,680
Suzuken Co., Ltd.	7,900	259,761
UnitedHealth Group, Inc.	62,800	10,299,828
Universal Health Services, Inc. - Class B	6,000	746,700

		45,003,007

Health Care Technology—0.0%
Cerner Corp. (a)	19,960	1,174,646
M3, Inc.	19,698	489,651

		1,664,297

Hotels, Restaurants & Leisure—0.8%
Accor S.A.	17,460	727,410
Aristocrat Leisure, Ltd.	54,968	754,229
Carnival Corp.	29,720	1,750,805
Carnival plc	19,406	1,110,792
Chipotle Mexican Grill, Inc. (a)	2,015	897,723
Compass Group plc	167,006	3,146,645
Crown Resorts, Ltd.	36,935	333,092
Darden Restaurants, Inc. (b)	7,575	633,800
Domino’s Pizza Enterprises, Ltd.	6,309	279,829
Flight Centre Travel Group, Ltd.	5,595	123,138
Galaxy Entertainment Group, Ltd.	238,071	1,301,639
Genting Singapore plc	613,000	446,989
InterContinental Hotels Group plc	19,136	936,998
Marriott International, Inc. - Class A	21,507	2,025,529
McDonald’s Corp.	59,540	7,716,980
McDonald’s Holdings Co. Japan, Ltd.	6,777	197,998
Melco Crown Entertainment, Ltd. (ADR)	19,297	357,766
Merlin Entertainments plc	71,979	432,528
MGM China Holdings, Ltd.	94,700	197,231
Oriental Land Co., Ltd.	22,200	1,274,399
Paddy Power Betfair plc	8,121	872,012
Pandox AB	6,236	95,274
Royal Caribbean Cruises, Ltd.	11,214	1,100,206
Sands China, Ltd.	245,535	1,136,436
Shangri-La Asia, Ltd.	125,200	182,497
SJM Holdings, Ltd.	199,356	162,323
Sodexo S.A.	9,402	1,105,888
Starbucks Corp.	97,660	5,702,367
Tabcorp Holdings, Ltd.	84,923	307,809
Tatts Group, Ltd.	148,528	502,463
TUI AG	50,598	702,175
Whitbread plc	18,685	926,599
William Hill plc	87,073	317,243
Wyndham Worldwide Corp.	7,365	620,796

Hotels, Restaurants & Leisure—(Continued)
Wynn Macau, Ltd.	158,378	321,886
Wynn Resorts, Ltd.	5,350	613,164
Yum! Brands, Inc.	27,040	1,727,856

		41,042,514

Household Durables—0.4%
Barratt Developments plc	101,792	697,522
Berkeley Group Holdings plc	13,452	540,773
Casio Computer Co., Ltd.	22,385	312,523
D.R. Horton, Inc.	21,650	721,162
Electrolux AB - Series B (b)	24,443	679,700
Garmin, Ltd. (b)	7,770	397,125
Husqvarna AB - B Shares	42,228	370,932
Iida Group Holdings Co., Ltd.	14,955	229,885
Leggett & Platt, Inc.	8,880	446,842
Lennar Corp. - Class A	11,895	608,905
Mohawk Industries, Inc. (a)	4,260	977,627
Newell Brands, Inc.	30,095	1,419,581
Nikon Corp.	34,555	501,818
Panasonic Corp.	224,467	2,543,992
Persimmon plc	31,456	826,043
PulteGroup, Inc.	20,980	494,079
Rinnai Corp.	3,475	277,033
SEB S.A.	2,294	320,508
Sekisui Chemical Co., Ltd.	41,524	699,303
Sekisui House, Ltd.	61,233	1,009,254
Sharp Corp. (a) (b)	151,393	642,208
Sony Corp.	128,433	4,356,970
Taylor Wimpey plc	331,957	803,850
Techtronic Industries Co., Ltd.	138,500	560,034
Whirlpool Corp.	5,130	878,923

		21,316,592

Household Products—0.7%
Church & Dwight Co., Inc.	17,202	857,864
Clorox Co. (The)	8,515	1,148,077
Colgate-Palmolive Co.	58,950	4,314,550
Henkel AG & Co. KGaA	10,586	1,176,181
Kimberly-Clark Corp.	23,835	3,137,401
Lion Corp.	24,330	437,944
Procter & Gamble Co. (The) (e)	174,906	15,715,304
Reckitt Benckiser Group plc	64,129	5,844,676
Svenska Cellulosa AB SCA - Class B (b)	61,867	1,996,875
Unicharm Corp.	41,122	986,553

		35,615,425

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	43,585	487,280
Electric Power Development Co., Ltd.	14,856	348,162
Meridian Energy, Ltd.	127,850	250,697
NRG Energy, Inc.	20,705	387,184

		1,473,323

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.2%
3M Co.	40,045	$7,661,810
CK Hutchison Holdings, Ltd.	274,646	3,378,218
DCC plc	9,065	798,260
General Electric Co. (e)	602,372	17,950,686
Honeywell International, Inc.	50,860	6,350,888
Jardine Matheson Holdings, Ltd.	25,500	1,638,431
Jardine Strategic Holdings, Ltd.	22,600	949,215
Keihan Holdings Co., Ltd.	51,000	312,516
Keppel Corp., Ltd.	147,000	730,076
Koninklijke Philips NV	96,434	3,099,845
NWS Holdings, Ltd.	154,500	281,844
Roper Technologies, Inc.	6,690	1,381,418
Seibu Holdings, Inc.	17,359	287,079
Sembcorp Industries, Ltd.	99,600	226,582
Siemens AG	77,780	10,654,707
Smiths Group plc	40,340	819,103
Toshiba Corp. (a)	407,779	883,849

		57,404,527

Insurance—2.2%
Admiral Group plc	21,734	541,642
Aegon NV	179,286	912,188
Aflac, Inc.	27,685	2,004,948
Ageas	19,898	777,815
AIA Group, Ltd.	1,225,773	7,726,274
Allianz SE	46,465	8,607,089
Allstate Corp. (The)	24,965	2,034,398
American International Group, Inc.	68,371	4,268,402
Aon plc	17,880	2,122,177
Arthur J. Gallagher & Co.	11,642	658,239
Assicurazioni Generali S.p.A.	118,994	1,891,447
Assurant, Inc.	4,305	411,859
Aviva plc	412,636	2,750,583
AXA S.A.	197,206	5,103,271
Baloise Holding AG	5,116	704,321
Chubb, Ltd.	30,467	4,151,129
Cincinnati Financial Corp.	9,710	701,742
CNP Assurances	17,410	354,390
Dai-ichi Life Holdings, Inc.	109,626	1,976,316
Direct Line Insurance Group plc	139,799	608,534
Gjensidige Forsikring ASA	20,238	308,336
Hannover Rueck SE	6,164	710,804
Hartford Financial Services Group, Inc. (The)	26,140	1,256,550
Insurance Australia Group, Ltd.	240,712	1,110,595
Japan Post Holdings Co., Ltd.	45,713	574,714
Legal & General Group plc	605,368	1,875,804
Lincoln National Corp.	15,840	1,036,728
Loews Corp.	17,640	825,023
Mapfre S.A.	109,312	374,941
Marsh & McLennan Cos., Inc.	34,450	2,545,510
Medibank Private, Ltd.	280,006	603,014
MetLife, Inc. (f)	72,375	3,822,847
MS&AD Insurance Group Holdings, Inc.	51,587	1,646,413
Muenchener Rueckversicherungs-Gesellschaft AG	16,375	3,204,305

Insurance—(Continued)
NN Group NV	32,343	1,051,946
Old Mutual plc	499,952	1,258,042
Poste Italiane S.p.A.	52,984	353,271
Principal Financial Group, Inc.	17,875	1,128,091
Progressive Corp. (The)	38,605	1,512,544
Prudential Financial, Inc.	29,430	3,139,592
Prudential plc	262,228	5,547,033
QBE Insurance Group, Ltd.	139,070	1,363,822
RSA Insurance Group plc	103,355	759,534
Sampo Oyj - A Shares	45,452	2,158,113
SCOR SE	16,605	628,440
Sompo Holdings, Inc.	35,900	1,320,064
Sony Financial Holdings, Inc.	17,647	284,771
St. James’s Place plc	53,463	710,842
Standard Life plc	200,347	891,239
Suncorp Group, Ltd.	131,178	1,322,848
Swiss Life Holding AG (a)	3,270	1,055,198
Swiss Re AG	32,949	2,959,046
T&D Holdings, Inc.	58,752	857,169
Tokio Marine Holdings, Inc.	69,318	2,934,849
Torchmark Corp.	7,455	574,333
Travelers Cos., Inc. (The)	19,480	2,348,119
Tryg A/S	11,462	207,952
UnipolSai S.p.A.	112,924	249,126
Unum Group	15,695	735,939
Willis Towers Watson plc	9,167	1,199,869
XL Group, Ltd.	19,265	767,903
Zurich Insurance Group AG	15,305	4,086,089

		109,608,132

Internet & Direct Marketing Retail—0.7%
Amazon.com, Inc. (a)	26,450	23,448,983
Expedia, Inc.	7,785	982,233
Netflix, Inc. (a)	28,281	4,180,215
Priceline Group, Inc. (The) (a)	3,295	5,865,001
Rakuten, Inc.	94,392	947,192
Start Today Co., Ltd.	18,015	398,378
TripAdvisor, Inc. (a) (b)	7,505	323,916
Zalando SE (a)	8,883	359,411

		36,505,329

Internet Software & Services—1.3%
Akamai Technologies, Inc. (a)	11,610	693,117
Alphabet, Inc. - Class A (a) (e)	19,340	16,396,452
Alphabet, Inc. - Class C (a) (e)	19,666	16,314,127
Auto Trader Group plc	99,871	490,890
DeNA Co., Ltd.	10,707	217,634
eBay, Inc. (a)	71,575	2,402,773
Facebook, Inc. - Class A (a)	151,646	21,541,314
Kakaku.com, Inc.	14,381	195,644
Mixi, Inc.	4,567	220,386
United Internet AG	12,525	554,161
VeriSign, Inc. (a) (b)	6,335	551,842
Yahoo Japan Corp.	144,403	668,960
Yahoo!, Inc. (a)	57,495	2,668,343

		62,915,643

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.2%
Accenture plc - Class A	41,495	$4,974,421
Alliance Data Systems Corp.	3,950	983,550
Amadeus IT Group S.A.	44,617	2,262,143
Atos SE	9,074	1,121,861
Automatic Data Processing, Inc.	30,195	3,091,666
Cap Gemini S.A.	16,589	1,533,093
Cognizant Technology Solutions Corp. - Class A (a)	40,250	2,395,680
Computershare, Ltd.	47,095	503,945
CSRA, Inc.	8,955	262,292
Fidelity National Information Services, Inc.	18,185	1,447,890
Fiserv, Inc. (a)	14,760	1,701,976
Fujitsu, Ltd.	189,416	1,162,127
Global Payments, Inc.	10,137	817,853
International Business Machines Corp. (e)	58,396	10,169,079
MasterCard, Inc. - Class A	64,800	7,288,056
Nomura Research Institute, Ltd.	13,400	494,562
NTT Data Corp.	12,909	613,863
Obic Co., Ltd.	6,570	313,525
Otsuka Corp.	5,300	288,227
Paychex, Inc.	21,215	1,249,564
PayPal Holdings, Inc. (a)	73,475	3,160,894
Teradata Corp. (a)	8,700	270,744
Total System Services, Inc.	11,095	593,139
Visa, Inc. - Class A	126,760	11,265,161
Western Union Co. (The)	33,120	673,992
Worldpay Group plc	182,551	675,674

		59,314,977

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	20,310	608,488
Hasbro, Inc.	7,445	743,160
Mattel, Inc.	22,445	574,817
Sankyo Co., Ltd.	4,604	154,304
Sega Sammy Holdings, Inc.	18,848	253,040
Shimano, Inc.	7,541	1,102,901
Yamaha Corp.	17,000	467,922

		3,904,632

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	21,635	1,143,843
Eurofins Scientific SE	1,124	489,165
Illumina, Inc. (a)	9,719	1,658,450
Lonza Group AG (a)	5,889	1,112,018
Mettler-Toledo International, Inc. (a)	1,789	856,770
PerkinElmer, Inc.	7,190	417,451
QIAGEN NV (a)	22,296	647,200
Thermo Fisher Scientific, Inc.	26,230	4,028,928
Waters Corp. (a)	5,390	842,511

		11,196,336

Machinery—1.1%
Alfa Laval AB	29,885	563,012
Alstom S.A. (a)	15,672	467,687
Amada Holdings Co., Ltd.	34,599	396,115

Machinery—(Continued)
Andritz AG	7,457	373,691
Atlas Copco AB - A Shares	68,275	2,410,104
Atlas Copco AB - B Shares	39,741	1,263,157
Caterpillar, Inc.	38,485	3,569,869
CNH Industrial NV	103,558	998,707
Cummins, Inc.	10,695	1,617,084
Deere & Co.	19,815	2,157,061
Dover Corp.	10,200	819,570
FANUC Corp.	19,736	4,056,236
Flowserve Corp. (b)	8,580	415,444
Fortive Corp.	19,730	1,188,141
GEA Group AG	18,679	793,138
Hino Motors, Ltd.	26,133	317,265
Hitachi Construction Machinery Co., Ltd.	10,958	274,032
Hoshizaki Corp.	5,200	410,027
IHI Corp. (a)	148,748	470,488
Illinois Tool Works, Inc.	21,600	2,861,352
IMI plc	27,792	415,112
Ingersoll-Rand plc	16,965	1,379,594
JTEKT Corp.	22,617	352,526
Kawasaki Heavy Industries, Ltd.	143,697	437,872
Komatsu, Ltd.	93,891	2,456,235
Kone Oyj - Class B	34,321	1,507,828
Kubota Corp.	107,670	1,620,655
Kurita Water Industries, Ltd.	10,324	250,208
Makita Corp.	22,780	799,280
MAN SE	3,616	372,981
Metso Oyj	11,424	345,559
Minebea Co., Ltd.	38,698	518,251
Mitsubishi Heavy Industries, Ltd.	325,000	1,307,915
Nabtesco Corp.	11,451	304,004
NGK Insulators, Ltd.	26,643	604,795
NSK, Ltd.	44,839	644,313
PACCAR, Inc.	23,195	1,558,704
Parker-Hannifin Corp.	8,935	1,432,459
Pentair plc	11,973	751,665
Sandvik AB	108,495	1,618,293
Schindler Holding AG	2,065	391,563
Schindler Holding AG (Participation Certificate)	4,156	802,883
SKF AB - B Shares (b)	40,630	804,368
SMC Corp.	5,831	1,730,645
Snap-on, Inc.	3,810	642,633
Stanley Black & Decker, Inc.	10,040	1,334,015
Sumitomo Heavy Industries, Ltd.	55,676	389,350
THK Co., Ltd.	12,252	309,673
Volvo AB - B Shares (b)	157,578	2,319,996
Wartsila Oyj Abp	15,108	807,983
Weir Group plc (The)	22,172	533,014
Xylem, Inc.	11,740	589,583
Yangzijiang Shipbuilding Holdings, Ltd.	191,390	154,612
Zardoya Otis S.A.	18,949	175,059

		55,085,806

Marine—0.1%
AP Moeller - Maersk A/S - Class A	385	621,298
AP Moeller - Maersk A/S - Class B	668	1,105,214

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—(Continued)
Kuehne & Nagel International AG	5,514	$779,513
Mitsui OSK Lines, Ltd.	115,913	365,697
Nippon Yusen KK (a)	162,984	345,088

		3,216,810

Media—1.2%
Altice NV - Class A (a)	37,507	848,071
Altice NV - Class B (a)	11,192	253,006
Axel Springer SE	4,395	242,820
CBS Corp. - Class B	27,850	1,931,676
Charter Communications, Inc. - Class A (a)	14,457	4,732,065
Comcast Corp. - Class A	321,404	12,081,576
Dentsu, Inc.	21,987	1,195,846
Discovery Communications, Inc. - Class A (a) (b)	9,850	286,537
Discovery Communications, Inc. - Class C (a)	15,650	443,051
DISH Network Corp. - Class A (a)	14,194	901,177
Eutelsat Communications S.A.	17,666	394,953
Hakuhodo DY Holdings, Inc.	21,670	257,541
Interpublic Group of Cos., Inc. (The)	26,525	651,719
ITV plc	368,346	1,012,076
JCDecaux S.A.	7,557	266,332
Lagardere SCA	11,972	352,634
News Corp. - Class A	25,021	325,273
News Corp. - Class B	7,056	95,256
Omnicom Group, Inc.	15,785	1,360,825
Pearson plc	83,376	711,198
ProSiebenSat.1 Media SE	23,755	1,051,813
Publicis Groupe S.A.	19,536	1,365,287
REA Group, Ltd.	5,372	242,644
RTL Group S.A.	328	26,418
RTL Group S.A. (Brussels Exchange)	3,657	293,095
Schibsted ASA - B Shares	9,063	207,415
Schibsted ASA - Class A	7,700	198,387
Scripps Networks Interactive, Inc. - Class A	6,250	489,812
SES S.A.	37,187	865,642
Singapore Press Holdings, Ltd.	162,000	411,126
Sky plc	105,010	1,283,514
TEGNA, Inc.	14,440	369,953
Telenet Group Holding NV (a)	5,365	319,082
Time Warner, Inc.	52,155	5,096,065
Toho Co., Ltd.	11,494	305,343
Twenty-First Century Fox, Inc. - Class A	73,958	2,395,500
Twenty-First Century Fox, Inc. - Class B	28,425	903,346
Viacom, Inc. - Class B	22,870	1,066,199
Vivendi S.A.	104,672	2,036,706
Walt Disney Co. (The)	99,179	11,245,907
WPP plc	130,036	2,854,645

		61,371,531

Metals & Mining—0.8%
Alumina, Ltd. (b)	246,487	336,824
Anglo American plc (a)	142,569	2,161,070
Antofagasta plc	39,993	416,788
ArcelorMittal (a)	187,092	1,565,265

Metals & Mining—(Continued)
BHP Billiton plc	214,740	3,330,572
BHP Billiton, Ltd.	326,541	5,961,208
Boliden AB	27,900	832,297
Fortescue Metals Group, Ltd.	157,896	750,585
Freeport-McMoRan, Inc. (a)	82,700	1,104,872
Fresnillo plc	22,556	437,613
Glencore plc (a)	1,244,019	4,890,348
Hitachi Metals, Ltd.	21,804	306,787
JFE Holdings, Inc.	53,226	915,821
Kobe Steel, Ltd. (a)	31,167	285,206
Maruichi Steel Tube, Ltd.	5,700	162,441
Mitsubishi Materials Corp.	11,364	344,331
Newcrest Mining, Ltd.	78,038	1,341,267
Newmont Mining Corp.	34,935	1,151,458
Nippon Steel & Sumitomo Metal Corp.	82,097	1,899,618
Norsk Hydro ASA	136,734	794,735
Nucor Corp.	20,940	1,250,537
Randgold Resources, Ltd.	9,558	834,513
Rio Tinto plc	125,802	5,063,814
Rio Tinto, Ltd.	43,129	1,990,269
South32, Ltd.	539,922	1,137,198
Sumitomo Metal Mining Co., Ltd.	50,265	715,817
ThyssenKrupp AG	37,506	918,420
Voestalpine AG	11,624	457,476

		41,357,150

Multi-Utilities—0.6%
AGL Energy, Ltd.	68,428	1,378,565
Ameren Corp.	15,960	871,256
CenterPoint Energy, Inc.	28,400	782,988
Centrica plc	557,921	1,516,966
CMS Energy Corp.	18,255	816,729
Consolidated Edison, Inc.	19,345	1,502,333
Dominion Resources, Inc. (b)	39,390	3,055,482
DTE Energy Co.	11,830	1,207,961
DUET Group	247,374	527,183
E.ON SE	202,936	1,613,083
Engie S.A.	160,941	2,277,671
Innogy SE (a)	14,122	533,087
National Grid plc	382,657	4,853,325
NiSource, Inc.	21,050	500,779
Public Service Enterprise Group, Inc.	33,370	1,479,959
RWE AG (a)	49,684	823,469
SCANA Corp.	9,440	616,904
Sempra Energy	15,620	1,726,010
Suez	34,430	543,807
Veolia Environnement S.A.	48,565	909,800
WEC Energy Group, Inc.	20,829	1,262,862

		28,800,219

Multiline Retail—0.2%
Dollar General Corp.	19,180	1,337,421
Dollar Tree, Inc. (a)	15,513	1,217,150
Don Quijote Holdings Co., Ltd.	12,100	420,265
Harvey Norman Holdings, Ltd. (b)	55,438	191,018
Isetan Mitsukoshi Holdings, Ltd.	33,997	374,147

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
J Front Retailing Co., Ltd.	24,534	$364,685
Kohl’s Corp.	12,525	498,620
Macy’s, Inc.	20,410	604,952
Marks & Spencer Group plc	164,770	694,740
Marui Group Co., Ltd.	21,200	288,770
Next plc	14,193	768,786
Nordstrom, Inc. (b)	8,440	393,051
Ryohin Keikaku Co., Ltd.	2,427	532,257
Takashimaya Co., Ltd.	30,372	266,208
Target Corp.	39,790	2,196,010

		10,148,080

Oil, Gas & Consumable Fuels—2.8%
Anadarko Petroleum Corp.	33,535	2,079,170
Apache Corp.	24,995	1,284,493
BP plc	1,923,869	11,047,883
Cabot Oil & Gas Corp.	30,190	721,843
Caltex Australia, Ltd.	26,485	595,781
Chesapeake Energy Corp. (a) (b)	34,135	202,762
Chevron Corp. (e)	124,400	13,356,828
Cimarex Energy Co.	6,315	754,579
Concho Resources, Inc. (a)	8,505	1,091,532
ConocoPhillips	81,620	4,070,389
Devon Energy Corp.	33,620	1,402,626
Enagas S.A.	23,044	598,006
Eni S.p.A.	258,648	4,239,169
EOG Resources, Inc.	36,290	3,540,090
EQT Corp.	11,210	684,931
Exxon Mobil Corp. (e)	274,389	22,502,642
Galp Energia SGPS S.A.	50,837	772,160
Hess Corp.	17,470	842,229
Idemitsu Kosan Co., Ltd.	9,055	315,649
Inpex Corp.	96,398	950,991
JX Holdings, Inc.	215,024	1,060,088
Kinder Morgan, Inc.	120,830	2,626,844
Koninklijke Vopak NV	7,230	315,579
Lundin Petroleum AB (a)	19,145	388,804
Marathon Oil Corp.	55,680	879,744
Marathon Petroleum Corp.	34,910	1,764,351
Murphy Oil Corp. (b)	10,585	302,625
Neste Oyj (b)	13,033	508,291
Newfield Exploration Co. (a)	13,000	479,830
Noble Energy, Inc.	28,300	971,822
Occidental Petroleum Corp.	50,445	3,196,195
Oil Search, Ltd.	138,984	763,341
OMV AG	15,023	591,166
ONEOK, Inc.	13,860	768,398
Origin Energy, Ltd.	177,824	954,743
Phillips 66	31,040	2,458,989
Pioneer Natural Resources Co.	10,765	2,004,766
Range Resources Corp.	11,105	323,156
Repsol S.A.	114,703	1,771,223
Royal Dutch Shell plc - A Shares	444,305	11,686,144
Royal Dutch Shell plc - B Shares	380,814	10,462,754
Santos, Ltd. (a)	185,942	537,042
Showa Shell Sekiyu KK	19,100	193,789

Oil, Gas & Consumable Fuels—(Continued)
Snam S.p.A.	248,518	1,074,805
Southwestern Energy Co. (a)	25,705	210,010
Statoil ASA	114,831	1,973,700
Tesoro Corp.	7,825	634,295
TonenGeneral Sekiyu KK	29,770	372,783
Total S.A. (b)	231,368	11,688,464
Valero Energy Corp.	31,015	2,055,984
Williams Cos., Inc. (The)	39,465	1,167,769
Woodside Petroleum, Ltd.	77,107	1,884,260

		137,125,507

Paper & Forest Products—0.1%
Mondi plc	37,458	905,758
OJI Holdings Corp.	82,507	386,850
Stora Enso Oyj - R Shares	55,871	661,521
UPM-Kymmene Oyj	54,336	1,278,669

		3,232,798

Personal Products—0.5%
Beiersdorf AG	10,278	972,988
Coty, Inc. - Class A	31,719	575,065
Estee Lauder Cos., Inc. (The) - Class A	14,620	1,239,630
Kao Corp.	51,243	2,814,796
Kose Corp.	3,076	278,934
L’Oreal S.A.	25,612	4,922,462
Pola Orbis Holdings, Inc.	9,396	227,143
Shiseido Co., Ltd.	38,695	1,020,223
Unilever NV	165,624	8,228,155
Unilever plc	130,493	6,440,843

		26,720,239

Pharmaceuticals—3.5%
Allergan plc	23,108	5,520,963
Astellas Pharma, Inc.	218,985	2,889,721
AstraZeneca plc	128,620	7,904,840
Bayer AG	84,078	9,691,634
Bristol-Myers Squibb Co.	110,235	5,994,579
Chugai Pharmaceutical Co., Ltd.	22,826	786,205
Daiichi Sankyo Co., Ltd.	61,319	1,383,345
Eisai Co., Ltd.	25,670	1,331,925
Eli Lilly & Co.	64,330	5,410,796
Galenica AG	400	422,150
GlaxoSmithKline plc	495,771	10,312,929
Hikma Pharmaceuticals plc	14,688	364,276
Hisamitsu Pharmaceutical Co., Inc.	6,325	362,297
Johnson & Johnson (e)	182,320	22,707,956
Kyowa Hakko Kirin Co., Ltd.	26,502	420,554
Mallinckrodt plc (a)	7,370	328,481
Merck & Co., Inc. (e)	183,335	11,649,106
Merck KGaA	13,154	1,498,144
Mitsubishi Tanabe Pharma Corp.	22,801	475,436
Mylan NV (a)	27,185	1,059,943
Novartis AG	227,040	16,855,903
Novo Nordisk A/S - Class B	194,392	6,683,072
Ono Pharmaceutical Co., Ltd.	42,028	871,328

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Orion Oyj - Class B	10,461	$545,391
Otsuka Holdings Co., Ltd.	39,713	1,794,993
Perrigo Co. plc	9,653	640,863
Pfizer, Inc.	399,506	13,667,100
Roche Holding AG	71,432	18,222,687
Sanofi	117,990	10,675,325
Santen Pharmaceutical Co., Ltd.	37,800	548,292
Shionogi & Co., Ltd.	30,400	1,572,833
Sumitomo Dainippon Pharma Co., Ltd.	16,100	266,313
Taisho Pharmaceutical Holdings Co., Ltd.	3,715	302,309
Takeda Pharmaceutical Co., Ltd.	72,326	3,402,840
Taro Pharmaceutical Industries, Ltd. (a) (b)	1,461	170,382
Teva Pharmaceutical Industries, Ltd. (ADR)	92,820	2,978,594
UCB S.A.	12,892	1,000,038
Zoetis, Inc.	30,140	1,608,572

		172,322,115

Professional Services—0.4%
Adecco Group AG	16,561	1,176,458
Bureau Veritas S.A.	26,975	569,073
Capita plc	67,114	475,241
Dun & Bradstreet Corp. (The)	2,395	258,516
Equifax, Inc.	7,815	1,068,623
Experian plc	96,578	1,971,414
Intertek Group plc	16,487	813,684
Nielsen Holdings plc	23,833	984,541
Randstad Holding NV (b)	12,162	701,732
Recruit Holdings Co., Ltd.	37,370	1,909,525
RELX NV	101,176	1,879,726
RELX plc	110,257	2,162,391
Robert Half International, Inc.	8,620	420,915
Seek, Ltd.	33,510	407,526
SGS S.A.	559	1,193,507
Verisk Analytics, Inc. (a)	10,201	827,709
Wolters Kluwer NV	30,740	1,277,439

		18,098,020

Real Estate Management & Development—1.1%
ADLER Real Estate AG (a) (b)	2,700	40,280
ADO Properties S.A.	3,148	112,923
Aeon Mall Co., Ltd.	24,247	382,508
Allreal Holding AG (a)	1,050	171,498
Azrieli Group, Ltd.	9,049	481,828
BUWOG AG (a)	10,250	258,610
CA Immobilien Anlagen AG (a)	7,482	164,390
Capital & Counties Properties plc	79,450	289,267
CapitaLand, Ltd.	533,500	1,384,464
Castellum AB	29,527	391,616
CBRE Group, Inc. - Class A (a)	19,115	665,011
Cheung Kong Property Holdings, Ltd.	572,696	3,866,428
City Developments, Ltd.	105,500	769,953
Citycon Oyj	42,300	100,186
Conwert Immobilien Invest SE (a)	3,137	52,976
D Carnegie & Co. AB (a)	3,800	43,998
Daejan Holdings plc	550	44,345
Daito Trust Construction Co., Ltd.	7,144	982,430

Real Estate Management & Development—(Continued)
Daiwa House Industry Co., Ltd.	57,578	1,657,223
Deutsche Euroshop AG	4,950	202,388
Deutsche Wohnen AG	72,433	2,385,205
DIC Asset AG	4,650	46,134
Dios Fastigheter AB	9,132	44,809
Entra ASA	10,118	110,462
Fabege AB (b)	14,300	227,460
Fastighets AB Balder - B Shares (a)	10,400	217,106
First Capital Realty, Inc.	10,450	157,396
Global Logistic Properties, Ltd.	270,168	537,357
Grainger plc	44,350	136,758
Grand City Properties S.A.	10,950	201,330
Hang Lung Group, Ltd.	89,000	379,729
Hang Lung Properties, Ltd.	444,450	1,157,527
Helical plc	10,700	42,026
Hemfosa Fastigheter AB	10,224	91,320
Henderson Land Development Co., Ltd.	231,954	1,436,869
Hongkong Land Holdings, Ltd.	245,850	1,892,602
Hufvudstaden AB - A Shares	12,000	177,852
Hulic Co., Ltd.	68,755	647,994
Hysan Development Co., Ltd.	129,750	588,698
Inmobiliaria Colonial S.A.	25,450	189,826
Kennedy Wilson Europe Real Estate plc	10,500	124,122
Kerry Properties, Ltd.	129,700	449,360
Klovern AB - B Shares	60,850	60,617
Kungsleden AB	20,520	117,598
LEG Immobilien AG (a)	6,800	557,441
Lend Lease Group (REIT)	56,310	669,921
Mitsubishi Estate Co., Ltd.	254,953	4,662,315
Mitsui Fudosan Co., Ltd.	193,268	4,134,619
Mobimo Holding AG (a)	650	168,237
New World Development Co., Ltd.	1,156,575	1,426,007
Nomura Real Estate Holdings, Inc.	25,559	408,120
Norwegian Property ASA	18,350	21,333
NTT Urban Development Corp.	11,696	101,646
PSP Swiss Property AG	4,259	387,581
Sino Land Co., Ltd.	649,600	1,138,271
Sponda Oyj	26,398	110,393
Sumitomo Realty & Development Co., Ltd.	83,104	2,163,649
Sun Hung Kai Properties, Ltd.	299,328	4,397,551
Swire Pacific, Ltd. - Class A	54,900	549,478
Swire Properties, Ltd.	245,000	784,881
Swiss Prime Site AG (a)	14,324	1,260,782
TAG Immobilien AG	15,300	205,901
Technopolis Oyj	15,250	49,239
TLG Immobilien AG	6,592	128,461
Tokyo Tatemono Co., Ltd.	43,156	570,462
Tokyu Fudosan Holdings Corp.	52,123	283,347
UOL Group, Ltd.	99,800	497,669
Vonovia SE	97,272	3,427,981
Wallenstam AB - B Shares	21,100	170,124
WCM Beteiligungs & Grundbesitz-AG (a)	9,400	30,683
Wharf Holdings, Ltd. (The)	269,550	2,312,942
Wheelock & Co., Ltd.	82,700	653,821
Wihlborgs Fastigheter AB	7,150	135,580

		54,890,914

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.6%
Aurizon Holdings, Ltd.	208,082	$834,147
Central Japan Railway Co.	14,662	2,396,556
ComfortDelGro Corp., Ltd.	217,700	398,418
CSX Corp.	63,570	2,959,183
DSV A/S	19,319	1,001,176
East Japan Railway Co.	33,682	2,938,464
Hankyu Hanshin Holdings, Inc.	24,561	800,087
J.B. Hunt Transport Services, Inc.	5,896	540,899
Kansas City Southern	7,190	616,614
Keikyu Corp.	47,373	520,979
Keio Corp.	58,815	466,674
Keisei Electric Railway Co., Ltd.	14,119	328,174
Kintetsu Group Holdings Co., Ltd.	184,158	664,411
MTR Corp., Ltd.	149,200	837,891
Nagoya Railroad Co., Ltd.	93,000	419,460
Nippon Express Co., Ltd.	84,428	434,635
Norfolk Southern Corp.	19,740	2,210,288
Odakyu Electric Railway Co., Ltd.	30,011	584,935
Ryder System, Inc.	3,500	264,040
Tobu Railway Co., Ltd.	98,045	497,869
Tokyu Corp.	107,569	762,806
Union Pacific Corp.	55,890	5,919,869
West Japan Railway Co.	16,778	1,092,825

		27,490,400

Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc. (a)	52,778	767,920
Analog Devices, Inc.	24,102	1,975,159
Applied Materials, Inc.	74,660	2,904,274
ASM Pacific Technology, Ltd.	24,700	335,918
ASML Holding NV	37,957	5,034,615
Broadcom, Ltd.	24,495	5,363,425
Infineon Technologies AG	115,169	2,351,624
Intel Corp. (e)	312,070	11,256,365
KLA-Tencor Corp.	9,070	862,285
Lam Research Corp.	10,447	1,340,977
Microchip Technology, Inc.	14,030	1,035,133
Micron Technology, Inc. (a)	68,470	1,978,783
NVIDIA Corp.	33,670	3,667,673
NXP Semiconductors NV (a)	29,903	3,094,960
Qorvo, Inc. (a)	8,523	584,337
QUALCOMM, Inc.	98,705	5,659,745
Rohm Co., Ltd.	9,078	605,407
Skyworks Solutions, Inc.	12,671	1,241,504
STMicroelectronics NV	64,965	994,290
Texas Instruments, Inc.	66,430	5,351,601
Tokyo Electron, Ltd.	15,975	1,749,169
Xilinx, Inc.	16,880	977,183

		59,132,347

Software—1.7%
Activision Blizzard, Inc.	45,854	2,286,281
Adobe Systems, Inc. (a)	32,920	4,283,880
Autodesk, Inc. (a)	14,815	1,281,053
CA, Inc.	19,545	619,967

Software—(Continued)
Check Point Software Technologies, Ltd. (a)	13,337	1,369,176
Citrix Systems, Inc. (a)	10,170	848,076
Dassault Systemes SE	13,107	1,135,212
Electronic Arts, Inc. (a)	20,380	1,824,418
Gemalto NV	8,289	462,989
Intuit, Inc.	16,995	1,971,250
Konami Holdings Corp.	9,503	403,958
LINE Corp. (a)	4,401	169,428
Microsoft Corp. (e)	522,555	34,415,472
Mobileye NV (a)	17,906	1,099,428
Nexon Co., Ltd.	17,705	282,037
Nice, Ltd.	6,131	416,004
Nintendo Co., Ltd.	11,524	2,680,327
Oracle Corp. (e)	208,110	9,283,787
Oracle Corp. Japan	3,933	225,069
Red Hat, Inc. (a)	12,035	1,041,028
Sage Group plc (The)	109,480	866,024
Salesforce.com, Inc. (a)	41,660	3,436,533
SAP SE	99,925	9,805,065
Symantec Corp.	40,200	1,233,336
Synopsys, Inc. (a)	10,322	744,526
Trend Micro, Inc.	11,424	509,082

		82,693,406

Specialty Retail—0.9%
ABC-Mart, Inc.	3,400	199,202
Advance Auto Parts, Inc.	4,820	714,613
AutoNation, Inc. (a)	4,805	203,203
AutoZone, Inc. (a)	2,035	1,471,407
Bed Bath & Beyond, Inc.	10,775	425,181
Best Buy Co., Inc. (b)	18,545	911,487
CarMax, Inc. (a) (b)	12,850	760,977
Dixons Carphone plc	99,261	394,989
Dufry AG (a)	4,688	714,748
Fast Retailing Co., Ltd.	5,395	1,697,905
Foot Locker, Inc.	9,044	676,582
Gap, Inc. (The)	14,940	362,893
Hennes & Mauritz AB - B Shares	96,532	2,463,434
Hikari Tsushin, Inc.	2,200	215,282
Home Depot, Inc. (The)	83,770	12,299,949
Industria de Diseno Textil S.A.	110,908	3,909,162
Kingfisher plc	226,486	925,822
L Brands, Inc.	16,840	793,164
Lowe’s Cos., Inc.	60,420	4,967,128
Nitori Holdings Co., Ltd.	8,150	1,030,584
O’Reilly Automotive, Inc. (a)	6,465	1,744,516
Ross Stores, Inc.	26,680	1,757,412
Shimamura Co., Ltd.	2,252	297,856
Signet Jewelers, Ltd.	5,225	361,936
Staples, Inc.	42,585	373,470
Tiffany & Co.	7,320	697,596
TJX Cos., Inc. (The)	44,250	3,499,290
Tractor Supply Co.	8,835	609,350
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,279	1,220,499
USS Co., Ltd.	22,240	371,423

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Yamada Denki Co., Ltd.	63,710	$318,645

		46,389,705

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc. (e)	358,952	51,567,044
Brother Industries, Ltd.	23,946	502,231
Canon, Inc.	108,486	3,398,894
FUJIFILM Holdings Corp.	44,483	1,741,843
Hewlett Packard Enterprise Co.	113,410	2,687,817
HP, Inc.	114,010	2,038,499
Konica Minolta, Inc.	45,753	410,576
NEC Corp.	264,087	637,269
NetApp, Inc.	19,070	798,080
Ricoh Co., Ltd.	68,163	561,970
Seagate Technology plc	19,560	898,391
Seiko Epson Corp.	28,400	599,362
Western Digital Corp.	18,524	1,528,786
Xerox Corp.	62,860	461,392

		67,832,154

Textiles, Apparel & Luxury Goods—0.7%
adidas AG	19,145	3,640,842
Asics Corp.	16,265	261,737
Burberry Group plc	44,817	970,051
Christian Dior SE	5,554	1,291,785
Cie Financiere Richemont S.A.	53,074	4,189,281
Coach, Inc. (b)	18,250	754,272
Hanesbrands, Inc. (b)	25,822	536,065
Hermes International	2,689	1,273,996
Hugo Boss AG	6,845	498,826
Kering	7,706	1,994,986
Li & Fung, Ltd.	596,300	258,924
Luxottica Group S.p.A.	17,270	953,347
LVMH Moet Hennessy Louis Vuitton SE	28,353	6,234,235
Michael Kors Holdings, Ltd. (a)	11,797	449,584
NIKE, Inc. - Class B	89,180	4,970,001
Pandora A/S	11,321	1,254,331
PVH Corp.	5,408	559,566
Ralph Lauren Corp.	3,795	309,748
Swatch Group AG (The)	5,046	350,961
Swatch Group AG (The) - Bearer Shares	3,143	1,123,385
Under Armour, Inc. - Class A (a) (b)	11,972	236,806
Under Armour, Inc. - Class C (a) (b)	12,056	220,625
VF Corp.	22,400	1,231,328
Yue Yuen Industrial Holdings, Ltd.	75,100	295,374

		33,860,056

Tobacco—0.9%
Altria Group, Inc.	129,325	9,236,392
British American Tobacco plc	189,556	12,565,650
Imperial Brands plc	97,475	4,727,708
Japan Tobacco, Inc.	111,840	3,640,680
Philip Morris International, Inc. (e)	102,405	11,561,524
Reynolds American, Inc.	54,664	3,444,925
Swedish Match AB	19,170	623,089

		45,799,968

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	15,707	722,051
Ashtead Group plc	50,708	1,049,660
Brenntag AG	15,756	883,700
Bunzl plc	34,203	992,876
Fastenal Co.	19,050	981,075
ITOCHU Corp.	152,010	2,161,405
Marubeni Corp.	167,866	1,035,973
MISUMI Group, Inc.	27,900	505,581
Mitsubishi Corp.	153,584	3,326,192
Mitsui & Co., Ltd.	173,524	2,520,119
Rexel S.A.	30,751	559,181
Sumitomo Corp.	120,887	1,628,955
Toyota Tsusho Corp.	21,695	658,600
Travis Perkins plc	25,465	483,072
United Rentals, Inc. (a)	6,000	750,300
Wolseley plc	25,711	1,617,190
WW Grainger, Inc.	3,820	889,143

		20,765,073

Transportation Infrastructure—0.2%
Abertis Infraestructuras S.A.	65,287	1,051,740
Aena S.A.	6,881	1,088,677
Aeroports de Paris	3,054	377,374
Atlantia S.p.A.	42,088	1,086,579
Auckland International Airport, Ltd.	96,611	455,908
Fraport AG Frankfurt Airport Services Worldwide	4,236	299,807
Groupe Eurotunnel SE	47,494	478,075
Hutchison Port Holdings Trust - Class U	521,402	216,377
Japan Airport Terminal Co., Ltd.	4,700	163,700
Kamigumi Co., Ltd.	23,677	204,951
Mitsubishi Logistics Corp.	11,649	160,824
SATS, Ltd.	68,300	238,325
Sydney Airport	111,804	578,062
Transurban Group	207,169	1,846,255

		8,246,654

Water Utilities—0.1%
American Water Works Co., Inc.	11,776	915,820
Severn Trent plc	24,076	717,481
United Utilities Group plc	69,155	860,211

		2,493,512

Wireless Telecommunication Services—0.4%
KDDI Corp.	186,503	4,900,353
Millicom International Cellular S.A.	6,786	378,444
NTT DoCoMo, Inc.	140,867	3,283,000
SoftBank Group Corp.	83,931	5,944,486
StarHub, Ltd.	61,000	125,301
Tele2 AB - B Shares (b)	36,703	350,659
Vodafone Group plc	2,706,053	7,037,905

		22,020,148

Total Common Stocks (Cost $2,125,953,395)		2,823,765,413

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—19.8%

Security Description	Principal Amount*	Value

Federal Agencies—0.8%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	8,925,000	$9,086,364
6.250%, 07/15/32	2,480,000	3,453,797
Federal National Mortgage Association 0.875%, 02/08/18	20,645,000	20,605,878
5.375%, 06/12/17	756,000	762,506
6.625%, 11/15/30	1,650,000	2,327,105
7.250%, 05/15/30 (b)	1,941,000	2,845,822

		39,081,472

U.S. Treasury—19.0%
U.S. Treasury Bonds 2.250%, 08/15/46 (b)	11,613,000	9,828,407
2.500%, 02/15/45	5,830,000	5,238,576
2.750%, 08/15/42	5,415,000	5,162,439
2.875%, 05/15/43	5,779,000	5,626,625
2.875%, 08/15/45	29,325,000	28,439,532
3.000%, 05/15/45 (b)	1,395,000	1,386,881
3.125%, 11/15/41	7,070,000	7,234,872
3.125%, 02/15/42	5,645,000	5,775,320
3.125%, 02/15/43	8,925,000	9,102,108
3.625%, 08/15/43 (b)	25,457,000	28,345,784
3.750%, 08/15/41	8,025,000	9,099,909
4.250%, 05/15/39	1,235,000	1,508,196
4.375%, 05/15/40 (b)	6,650,000	8,256,653
4.375%, 05/15/41	7,495,000	9,330,983
4.750%, 02/15/41	1,780,000	2,330,340
6.000%, 02/15/26	33,774,000	43,656,847
6.250%, 08/15/23	4,620,000	5,757,134
6.250%, 05/15/30	1,815,000	2,572,550
6.875%, 08/15/25	2,640,000	3,561,009
8.875%, 02/15/19 (b)	2,158,000	2,466,527
U.S. Treasury Notes 0.750%, 10/31/18 (b)	25,820,700	25,639,155
1.125%, 02/28/21	10,400,000	10,146,500
1.125%, 09/30/21	7,998,000	7,737,753
1.250%, 11/30/18	16,530,000	16,540,976
1.250%, 01/31/19	6,545,000	6,547,042
1.250%, 04/30/19	8,909,000	8,903,432
1.250%, 03/31/21	24,650,000	24,141,594
1.250%, 10/31/21	21,327,200	20,729,868
1.375%, 12/31/18	10,073,700	10,099,670
1.375%, 03/31/20	9,890,000	9,847,117
1.375%, 08/31/20	17,945,000	17,778,865
1.375%, 10/31/20	27,166,000	26,868,858
1.375%, 05/31/21	6,338,000	6,225,108
1.500%, 08/31/18 (g)	81,582,000	81,948,466
1.500%, 01/31/19	5,070,000	5,093,565
1.500%, 11/30/19	29,340,000	29,389,291
1.500%, 05/31/20	9,830,000	9,805,425
1.625%, 06/30/20	13,695,000	13,706,230
1.625%, 07/31/20	7,875,000	7,875,921
1.625%, 11/15/22	41,304,000	40,355,288
1.625%, 02/15/26	11,320,000	10,643,007

U.S. Treasury—(Continued)
1.750%, 05/15/23	47,565,000	46,533,791
1.875%, 11/30/21	13,250,100	13,234,571
2.000%, 02/15/22	22,105,600	22,198,863
2.000%, 02/15/23	9,615,000	9,565,425
2.000%, 08/15/25	17,740,000	17,274,325
2.000%, 11/15/26 (b)	4,620,000	4,462,994
2.125%, 08/15/21	19,150,000	19,375,913
2.125%, 05/15/25	36,853,000	36,297,330
2.250%, 11/15/24	15,206,500	15,169,077
2.250%, 02/15/27	3,400,000	3,356,572
2.625%, 08/15/20	7,910,000	8,164,291
2.625%, 11/15/20	28,794,000	29,733,174
2.750%, 02/15/19 (b)	43,873,000	45,101,795
2.750%, 11/15/23	9,125,000	9,447,587
3.500%, 05/15/20	9,995,000	10,583,765
3.625%, 02/15/20	29,095,000	30,854,346
3.625%, 02/15/21	37,121,000	39,742,671

		945,800,313

Total U.S. Treasury & Government Agencies (Cost $988,857,265)		984,881,785

Mutual Funds—9.9%

Investment Company Securities—9.9%
F&C Commercial Property Trust, Ltd.	57,000	103,340
F&C UK Real Estate Investment, Ltd.	25,750	32,750
iShares Core MSCI Emerging Markets ETF (b)	1,791,677	85,624,244
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	874,214	99,398,132
iShares Russell 2000 ETF (b)	621,318	85,418,799
MedicX Fund, Ltd.	43,683	48,713
Picton Property Income, Ltd.	58,350	61,226
Schroder Real Estate Investment Trust, Ltd.	56,000	43,339
SPDR S&P 500 ETF Trust	142,419	33,573,855
Standard Life Investment Property Income Trust, Ltd.	41,090	45,177
UK Commercial Property Trust, Ltd.	71,600	77,150
Vanguard FTSE Emerging Markets ETF (b)	332,550	13,208,886
Vanguard Global ex-U.S. Real Estate ETF (b)	929,342	49,496,755
Vanguard REIT ETF (b)	608,040	50,218,024
Vanguard Small-Cap ETF	570,148	75,989,325

Total Mutual Funds (Cost $487,074,081)		493,339,715

Foreign Government—8.0%

Sovereign—8.0%
Australia Government Bonds 2.750%, 04/21/24 (AUD)	7,630,000	5,926,195
3.750%, 04/21/37 (AUD)	1,495,000	1,214,438

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Australia Government Bonds
5.250%, 03/15/19 (AUD)	510,000	$415,528
5.750%, 05/15/21 (AUD)	2,345,000	2,048,977
Austria Government Bonds 3.150%, 06/20/44 (144A) (EUR)	530,000	794,716
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,228,462
4.150%, 03/15/37 (144A) (EUR)	380,000	621,251
Belgium Government Bonds 2.600%, 06/22/24 (144A) (EUR)	905,000	1,124,225
3.750%, 09/28/20 (144A) (EUR)	3,495,000	4,276,892
4.250%, 09/28/21 (144A) (EUR)	900,000	1,157,463
4.250%, 03/28/41 (144A) (EUR)	1,125,000	1,832,079
5.000%, 03/28/35 (144A) (EUR)	355,000	602,707
5.500%, 09/28/17 (144A) (EUR)	900,000	989,106
5.500%, 03/28/28 (EUR)	2,980,000	4,750,735
Bundesobligation 0.250%, 04/13/18 (EUR)	11,320,000	12,199,484
Bundesrepublik Deutschland 0.500%, 02/15/26 (EUR)	4,445,000	4,883,244
1.500%, 05/15/23 (EUR)	885,000	1,046,179
1.500%, 05/15/24 (EUR)	1,965,000	2,336,782
2.000%, 01/04/22 (EUR)	1,505,000	1,794,778
2.000%, 08/15/23 (EUR)	1,170,000	1,426,722
2.500%, 01/04/21 (EUR)	2,715,000	3,235,583
2.500%, 07/04/44 (EUR)	1,615,000	2,298,869
3.250%, 07/04/42 (EUR)	135,000	215,475
4.250%, 07/04/39 (EUR)	1,955,000	3,485,482
5.500%, 01/04/31 (EUR)	1,505,000	2,656,331
Canadian Government Bonds 1.500%, 06/01/26 (CAD)	2,675,000	1,987,367
2.750%, 06/01/22 (CAD)	1,870,000	1,516,193
3.500%, 06/01/20 (CAD)	420,000	341,246
3.500%, 12/01/45 (CAD)	1,275,000	1,186,344
4.000%, 06/01/41 (CAD)	975,000	955,637
5.750%, 06/01/29 (CAD)	385,000	408,954
5.750%, 06/01/33 (CAD)	245,000	274,763
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	5,745,000	902,860
4.000%, 11/15/19 (DKK)	3,690,000	590,995
4.500%, 11/15/39 (DKK)	4,060,000	981,588
Finland Government Bonds 0.500%, 04/15/26 (144A) (EUR)	495,000	530,499
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,850,849
France Government Bond OAT Zero Coupon, 05/25/21 (EUR)	11,420,000	12,232,974
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,537,028
0.500%, 05/25/26 (EUR)	3,470,000	3,576,275
1.000%, 11/25/25 (EUR)	7,220,000	7,837,855
1.750%, 05/25/23 (EUR)	545,000	632,273
2.250%, 05/25/24 (EUR)	3,550,000	4,255,987
2.500%, 05/25/30 (EUR)	3,205,000	3,918,254
3.250%, 05/25/45 (EUR)	4,605,000	6,258,030
Ireland Government Bonds 2.000%, 02/18/45 (EUR)	190,000	199,368
4.500%, 10/18/18 (EUR)	3,420,000	3,921,615
4.500%, 04/18/20 (EUR)	415,000	506,196
5.400%, 03/13/25 (EUR)	1,625,000	2,354,122

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 2.000%, 12/01/25 (EUR)	1,190,000	1,266,638
3.250%, 09/01/46 (144A) (EUR)	875,000	934,626
3.750%, 03/01/21 (EUR)	6,625,000	7,937,239
3.750%, 09/01/24 (EUR)	13,635,000	16,501,646
5.000%, 08/01/39 (EUR)	2,370,000	3,287,650
5.250%, 08/01/17 (EUR)	15,815,000	17,184,404
5.250%, 11/01/29 (EUR)	4,420,000	6,107,010
5.500%, 11/01/22 (EUR)	1,215,000	1,590,043
Japan Government Five Year Bonds 0.100%, 12/20/19 (JPY)	139,400,000	1,261,812
0.300%, 09/20/18 (JPY)	2,243,100,000	20,307,580
Japan Government Forty Year Bonds 1.700%, 03/20/54 (JPY)	25,750,000	286,222
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	1,656,450,000	14,948,669
0.500%, 12/20/24 (JPY)	555,750,000	5,189,795
0.800%, 09/20/22 (JPY)	1,675,100,000	15,789,845
0.800%, 12/20/22 (JPY)	317,250,000	2,996,763
0.800%, 09/20/23 (JPY)	252,300,000	2,394,119
Japan Government Thirty Year Bonds 0.500%, 09/20/46 (JPY)	638,300,000	5,240,218
1.800%, 09/20/43 (JPY)	498,100,000	5,564,823
1.900%, 09/20/42 (JPY)	325,250,000	3,689,906
2.300%, 03/20/40 (JPY)	387,100,000	4,641,271
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	1,213,550,000	10,657,613
1.400%, 12/20/22 (JPY)	764,200,000	7,455,292
1.500%, 03/20/33 (JPY)	230,600,000	2,420,565
1.700%, 12/20/31 (JPY)	561,250,000	6,031,131
1.700%, 09/20/32 (JPY)	182,400,000	1,963,262
1.700%, 09/20/33 (JPY)	418,500,000	4,513,545
2.100%, 06/20/29 (JPY)	555,050,000	6,140,001
2.100%, 12/20/29 (JPY)	121,550,000	1,349,715
2.500%, 12/21/20 (JPY)	808,300,000	7,975,183
Mexican Bonos 6.500%, 06/10/21 (MXN)	43,260,000	2,281,621
7.750%, 11/13/42 (MXN)	3,375,000	186,488
10.000%, 11/20/36 (MXN)	17,380,000	1,173,232
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,574,063
3.750%, 01/15/42 (144A) (EUR)	880,000	1,486,064
5.500%, 01/15/28 (EUR)	3,425,000	5,550,800
Norway Government Bonds 3.000%, 03/14/24 (144A) (NOK)	3,240,000	419,857
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	984,696
5.750%, 04/25/29 (PLN)	3,940,000	1,207,027
Republic of Austria Government Bonds 0.750%, 10/20/26 (144A) (EUR)	1,805,000	1,962,945
Republic of South Africa Government Bonds 6.500%, 02/28/41 (ZAR)	6,815,000	358,624
8.250%, 09/15/17 (ZAR)	12,430,000	929,045
10.500%, 12/21/26 (ZAR)	29,175,000	2,404,457

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	815,000	$582,039
2.250%, 06/01/21 (SGD)	865,000	632,958
Spain Government Bonds 1.950%, 04/30/26 (144A) (EUR)	5,390,000	5,968,495
2.750%, 10/31/24 (144A) (EUR)	2,425,000	2,879,656
4.000%, 04/30/20 (144A) (EUR)	8,535,000	10,222,519
4.200%, 01/31/37 (144A) (EUR)	650,000	877,107
4.400%, 10/31/23 (144A) (EUR)	445,000	580,776
4.700%, 07/30/41 (144A) (EUR)	1,305,000	1,884,875
5.850%, 01/31/22 (144A) (EUR)	1,680,000	2,259,854
6.000%, 01/31/29 (EUR)	995,000	1,529,678
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	14,580,000	1,686,117
1.500%, 11/13/23 (SEK)	3,330,000	403,360
5.000%, 12/01/20 (SEK)	8,685,000	1,158,103
Switzerland Government Bonds 4.000%, 02/11/23 (CHF)	415,000	524,276
United Kingdom Gilt 2.000%, 09/07/25 (GBP)	4,080,000	5,559,048
2.250%, 09/07/23 (GBP)	1,170,000	1,613,597
2.750%, 09/07/24 (GBP)	1,425,000	2,037,599
3.250%, 01/22/44 (GBP)	3,265,000	5,375,370
3.750%, 09/07/20 (GBP)	4,235,000	5,951,512
4.250%, 09/07/39 (GBP)	2,035,000	3,740,108
4.250%, 12/07/46 (GBP)	4,100,000	8,120,805
4.500%, 12/07/42 (GBP)	275,000	540,852
8.000%, 06/07/21 (GBP)	1,170,000	1,937,233

Total Foreign Government (Cost $416,551,439)		395,530,417

Preferred Stocks—0.2%

Auto Components—0.0%
Schaeffler AG	16,952	298,187

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,575	439,132
Porsche Automobil Holding SE	15,619	852,112
Volkswagen AG	18,869	2,748,833

		4,040,077

Chemicals—0.0%
FUCHS Petrolub SE	7,151	348,860

Household Products—0.1%
Henkel AG & Co. KGaA	18,115	2,321,397

Total Preferred Stocks (Cost $6,923,516)		7,008,521

Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Banks—0.0%
Deutsche Bank AG, Expires 04/06/17 (a) (Cost $0)	140,235	335,110

Short-Term Investments—5.1%

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $205,034,667 on 04/03/17, collateralized by $210,510,000 U.S. Treasury Note at 1.375% due 10/31/20 with a value of $209,136,001.	205,033,129	205,033,129

U.S. Treasury—1.0%
U.S. Treasury Bills 0.519%, 05/25/17# (h)	50,000,000	49,948,250

Total Short-Term Investments (Cost $254,994,054)		254,981,379

Securities Lending Reinvestments (i)—7.0%

Certificates of Deposit—1.8%
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (j)	10,000,000	10,004,830
Canadian Imperial Bank 1.423%, 05/23/17 (j)	4,002,008	4,001,617
Cooperative Rabobank UA New York 1.422%, 10/13/17 (j)	1,500,000	1,502,043
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (j)	1,500,000	1,500,170
Credit Suisse AG New York 1.581%, 04/11/17 (j)	3,500,000	3,500,287
DNB NOR Bank ASA 1.279%, 07/28/17 (j)	2,200,000	2,200,972
ING Bank NV 1.461%, 04/18/17 (j)	2,000,000	2,000,852
KBC Bank NV 1.150%, 04/18/17	2,000,000	2,000,180
1.150%, 04/27/17	8,000,000	7,995,280
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (j)	2,500,000	2,500,305
Mizuho Bank, Ltd., New York 1.582%, 04/26/17 (j)	2,000,000	2,000,332
1.591%, 04/11/17 (j)	2,500,000	2,500,190
1.643%, 04/18/17 (j)	2,000,000	2,000,290
Natixis New York 1.444%, 04/07/17 (j)	2,000,000	2,000,110
Norinchukin Bank New York 1.346%, 08/21/17 (j)	12,000,000	12,003,756

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Rabobank London 1.422%, 10/13/17 (j)	1,000,000	$1,002,445
Royal Bank of Canada New York 1.422%, 10/13/17 (j)	2,000,000	2,003,578
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (j)	1,000,000	1,000,058
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (j)	2,000,000	2,001,359
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (j)	12,000,000	12,005,652
1.558%, 04/10/17 (j)	1,500,000	1,500,189
Svenska Handelsbanken New York 1.508%, 05/18/17 (j)	3,000,000	3,001,551
UBS, Stamford 1.301%, 05/12/17 (j)	2,000,000	2,000,492
1.589%, 07/31/17 (j)	2,004,335	2,005,509
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (j)	2,000,000	2,003,270
1.452%, 04/26/17 (j)	2,000,000	2,000,532

		89,235,859

Commercial Paper—1.2%
Barton Capital S.A. 1.110%, 04/21/17	2,991,490	2,997,999
Den Norske ASA 1.432%, 04/27/17 (j)	2,000,000	2,000,432
Kells Funding LLC 1.010%, 05/25/17	11,967,343	11,977,884
LMA S.A. & LMA Americas 1.120%, 04/13/17	2,991,600	2,998,932
Macquarie Bank, Ltd. 1.120%, 04/20/17	2,991,600	2,998,053
1.120%, 04/24/17	7,479,000	7,494,337
Ridgefield Funding Co. LLC 1.300%, 06/12/17	2,487,451	2,494,098
1.366%, 08/21/17 (j)	5,000,000	5,001,140
Sheffield Receivables Co. 1.170%, 05/15/17	7,476,844	7,488,525
Versailles Commercial Paper LLC 0.850%, 04/03/17	998,890	999,945
1.120%, 04/24/17	2,991,600	2,998,161
1.120%, 04/25/17	9,972,000	9,993,610

		59,443,116

Repurchase Agreements—2.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,029,934 on 04/03/17, collateralized by $2,919,579 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,070,401.	2,029,804	2,029,804

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,800,132 on 04/03/17, collateralized by $1,842,277 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,836,000.	1,800,000	1,800,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $7,548,363 on 07/03/17, collateralized by various Common Stock with a value of $8,250,000.	7,500,000	7,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $400,032 on 04/03/17, collateralized by $404,712 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $408,005.	400,000	400,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $5,000,542 on 04/03/17, collateralized by $772,491 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,489,933.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $9,005,850 on 04/03/17, collateralized by $1,390,484 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $9,881,879.	9,000,000	9,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $7,543,200 on 06/02/17, collateralized by various Common Stock with a value of $8,250,000.	7,500,000	7,500,000

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $19,801,353 on 04/03/17, collateralized by $19,676,133 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $20,208,197.	19,800,000	$19,800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $3,029,375 on 07/03/17, collateralized by various Common Stock with a value of $3,300,000.	3,000,000	3,000,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $50,004,083 on 04/03/17, collateralized by $58,532,570 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $51,004,165.	50,000,000	50,000,000
Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $20,003,811 on 04/06/17, collateralized by $43,566,629 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $20,402,229.	20,000,000	20,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $10,000,775 on 04/03/17, collateralized by $29,934,744 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $10,200,000.	10,000,000	10,000,000

		136,029,804

Time Deposits—1.3%
Nordea Bank New York 0.810%, 04/03/17	15,000,000	15,000,000
OP Corporate Bank plc 1.180%, 04/24/17	4,000,000	4,000,000
1.200%, 04/10/17	3,000,000	3,000,000
Royal Bank of Canada 0.810%, 04/03/17	15,000,000	15,000,000
Shinkin Central Bank 1.440%, 04/26/17	6,000,000	6,000,000

Time Deposits—(Continued)
Skandanaviska Enskilda Banken 0.810%, 04/03/17	10,000,000	10,000,000
Svenska 0.800%, 04/03/17	10,000,000	10,000,000

		63,000,000

Total Securities Lending Reinvestments (Cost $347,681,568)		347,708,779

Total Investments—106.8% (Cost $4,628,035,318) (k)		5,307,551,119
Other assets and liabilities (net)—(6.8)%		(335,749,939)

Net Assets—100.0%		$4,971,801,180

#	All or a portion represents positions held in the respective subsidiary.
*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $338,994,571 and the collateral received consisted of cash in the amount of $347,583,966. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $125,136,428.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2017, the market value of securities pledged was $75,336,900.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(j)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(k)	As of March 31, 2017, the aggregate cost of investments was $4,628,035,318. The aggregate unrealized appreciation and depreciation of investments were $848,349,161 and $(168,833,360), respectively, resulting in net unrealized appreciation of $679,515,801.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $48,059,086, which is 1.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	73,792,343	BNP Paribas S.A.	06/15/17	$56,638,295	$(334,516)
CAD	11,575,000	BNP Paribas S.A.	06/15/17	8,621,822	90,663
CAD	16,594,712	Barclays Bank plc	06/15/17	12,299,394	191,419
CAD	11,625,777	JPMorgan Chase Bank N.A.	06/15/17	8,768,778	(18,074)
EUR	793,114	Citibank N.A.	04/12/17	851,244	(4,857)
EUR	959,478	JPMorgan Chase Bank N.A.	04/12/17	1,024,513	(589)
EUR	1,309,885	Morgan Stanley & Co. International	04/12/17	1,404,408	(6,540)
EUR	963,219	State Street Bank and Trust	04/12/17	1,027,006	911
EUR	1,172,836	State Street Bank and Trust	04/12/17	1,249,472	2,141
EUR	1,234,383	State Street Bank and Trust	04/12/17	1,308,146	9,149
EUR	8,855,308	Royal Bank of Scotland plc	06/15/17	9,440,247	38,438
EUR	18,537,517	UBS AG	06/15/17	20,134,244	(291,762)
GBP	4,780,000	Royal Bank of Scotland plc	06/15/17	5,863,172	135,873
GBP	6,295,393	UBS AG	06/15/17	7,856,198	44,711
GBP	8,557,115	UBS AG	06/15/17	10,678,664	60,774
JPY	415,240,441	Standard Chartered Bank	05/11/17	3,722,202	12,576
JPY	2,342,848,834	Barclays Bank plc	06/15/17	20,490,732	611,201
JPY	2,460,149,792	Nomura Global Financial Products Inc.	06/15/17	22,152,635	5,823
JPY	3,196,965,127	Nomura Global Financial Products Inc.	06/15/17	28,787,353	7,567
NZD	10,628,960	Morgan Stanley & Co. International	06/15/17	7,407,971	29,300
SEK	253,709,000	Credit Suisse International	06/15/17	28,497,211	(86,062)

Contracts to Deliver
AUD	4,620,464	Citibank N.A.	04/06/17	3,480,864	(49,038)
AUD	7,605,648	Royal Bank of Scotland plc	04/06/17	5,726,193	(84,302)
AUD	556,839	State Street Bank and Trust	04/06/17	420,078	(5,331)
AUD	86,059,988	BNP Paribas S.A.	06/15/17	65,909,205	245,176
AUD	73,792,343	Royal Bank of Scotland plc	06/15/17	56,499,820	196,041
CAD	9,037,564	Goldman Sachs International	04/07/17	6,916,168	119,832
CAD	39,795,489	BNP Paribas S.A.	06/15/17	29,961,066	7,064
CHF	528,590	State Street Bank and Trust	04/07/17	531,604	3,797
CHF	112,773,950	Citibank N.A.	06/15/17	112,018,942	(1,045,466)
CHF	5,711,806	Citibank N.A.	06/15/17	5,673,842	(52,675)
DKK	17,164,748	State Street Bank and Trust	05/11/17	2,441,583	(24,232)
EUR	106,806,268	Citibank N.A.	04/12/17	115,174,646	1,194,367
EUR	3,643,052	Citibank N.A.	04/12/17	3,915,043	27,292
EUR	58,375,141	Goldman Sachs International	04/12/17	62,665,130	369,021
EUR	520,011	HSBC Bank USA	04/12/17	546,838	(8,101)
EUR	5,029,187	Morgan Stanley & Co. International	04/12/17	5,401,749	34,760
EUR	940,072	Morgan Stanley & Co. International	04/12/17	1,012,814	9,599
EUR	13,925,096	State Street Bank and Trust	04/12/17	15,146,856	286,433
EUR	554,052	State Street Bank and Trust	04/12/17	588,757	(2,510)
EUR	1,459,589	UBS AG	04/12/17	1,548,931	(8,697)
EUR	978,411	UBS AG	04/12/17	1,055,784	11,654
EUR	30,302,803	Bank of America N.A.	06/15/17	32,207,205	(228,790)

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	8,855,308	Bank of America N.A.	06/15/17	$9,411,826	$(66,859)
EUR	8,599,849	Credit Suisse International	06/15/17	9,264,540	59,297
GBP	26,384,703	Citibank N.A.	05/18/17	32,220,471	(870,538)
GBP	1,455,418	Standard Chartered Bank	05/18/17	1,831,456	6,108
GBP	4,033,837	Barclays Bank plc	06/15/17	4,919,446	(143,142)
GBP	9,303,278	UBS AG	06/15/17	11,403,679	(272,216)
JPY	15,005,266,794	Goldman Sachs International	05/11/17	131,156,321	(3,804,888)
JPY	2,342,848,834	Standard Chartered Bank	06/15/17	21,012,191	(89,742)
JPY	3,196,965,127	UBS AG	06/15/17	28,327,701	(467,219)
MXN	66,854,788	Citibank N.A.	04/26/17	3,245,930	(312,787)
NOK	3,292,107	State Street Bank and Trust	05/11/17	393,743	10,179
NOK	73,590,422	JPMorgan Chase Bank N.A.	06/15/17	8,595,466	18,430
NZD	10,628,960	Credit Suisse International	06/15/17	7,452,499	15,228
PLN	8,567,594	HSBC Bank USA	05/11/17	2,106,540	(53,075)
SEK	27,396,001	HSBC Bank USA	05/11/17	3,061,057	(1,592)
SEK	334,564,140	Credit Suisse International	06/15/17	37,723,577	258,010
SEK	253,709,000	Credit Suisse International	06/15/17	29,015,096	603,947
SEK	36,992,070	Credit Suisse International	06/15/17	4,230,549	88,059
SGD	1,674,868	Morgan Stanley & Co. International	05/18/17	1,185,195	(12,547)
ZAR	47,598,161	HSBC Bank USA	05/24/17	3,768,003	250,643

Net Unrealized Depreciation					$(3,290,664)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/17	788	AUD	99,271,255	$1,486,495
Euro Stoxx 50 Index Futures	06/16/17	1,614	EUR	53,941,010	1,445,119
FTSE 100 Index Futures	06/16/17	655	GBP	47,709,609	(69,015)
MSCI EAFE Mini Index Futures	06/16/17	30	USD	2,653,245	19,755
S&P 500 E-Mini Index Futures	06/16/17	228	USD	26,961,491	(66,611)
S&P Midcap 400 E-Mini Index Futures	06/16/17	954	USD	163,844,389	71,891
U.S. Treasury Note 10 Year Futures	06/21/17	2,542	USD	316,249,514	388,361
U.S. Treasury Note 5 Year Futures	06/30/17	1,136	USD	133,534,977	202,399
U.S. Treasury Ultra Long Bond Futures	06/21/17	452	USD	72,013,558	588,942

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/21/17	(70)	CAD	(9,567,009)	(34,132)
Euro-Bund Futures	06/08/17	(768)	EUR	(124,107,608)	146,203
Hang Seng Index Futures	04/27/17	(403)	HKD	(491,185,269)	636,379
Japanese Government 10 Year Bond Futures	06/13/17	(171)	JPY	(25,698,617,140)	6,621
SPI 200 Index Futures	06/15/17	(709)	AUD	(102,129,465)	(1,166,120)
TOPIX Index Futures	06/08/17	(232)	JPY	(3,507,602,961)	(12,548)
United Kingdom Long Gilt Bond Futures	06/28/17	(324)	GBP	(40,470,539)	(1,084,237)

Net Unrealized Appreciation					$2,559,502

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	1M LIBOR	1.304%	04/26/17	Citibank N.A.	S&P 500 Total Return Index	USD	344,789,719	$2,336,166	$—	$2,336,166

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M BKBM	3.580%	12/28/26	NZD	113,170,000	$995,452
Pay	3M LIBOR	2.367%	03/29/27	USD	1,239,000,000	(5,445,529)

Net Unrealized Depreciation						$(4,450,077)

Securities in the amount of $2,935,755 have been received at the custodian bank as collateral for OTC swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(BKBM)—	New Zealand Bank Bill Reference Rate
(LIBOR)—	London Interbank Offered Rate

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$31,288,153	$15,091,890	$—	$46,380,043
Air Freight & Logistics	9,602,192	4,947,339	—	14,549,531
Airlines	8,811,462	2,618,506	—	11,429,968
Auto Components	2,711,345	17,873,557	—	20,584,902
Automobiles	7,009,647	43,680,832	—	50,690,479
Banks	88,590,035	167,491,353	0	256,081,388
Beverages	27,863,376	28,984,867	—	56,848,243
Biotechnology	38,829,744	14,414,581	—	53,244,325
Building Products	4,478,055	10,801,032	—	15,279,087
Capital Markets	39,384,151	29,876,944	—	69,261,095
Chemicals	28,366,580	52,248,558	—	80,615,138
Commercial Services & Supplies	4,181,598	7,248,600	—	11,430,198
Communications Equipment	14,351,628	5,286,326	—	19,637,954
Construction & Engineering	1,290,415	11,673,102	—	12,963,517
Construction Materials	2,007,342	9,504,889	—	11,512,231
Consumer Finance	11,389,268	1,210,436	—	12,599,704
Containers & Packaging	3,979,876	1,621,189	—	5,601,065
Distributors	1,505,509	313,558	—	1,819,067
Diversified Consumer Services	361,654	211,815	—	573,469
Diversified Financial Services	21,210,334	9,545,174	—	30,755,508
Diversified Telecommunication Services	31,937,643	35,670,106	—	67,607,749
Electric Utilities	26,266,253	22,555,797	—	48,822,050
Electrical Equipment	7,566,870	18,993,820	—	26,560,690
Electronic Equipment, Instruments & Components	5,571,217	17,684,331	—	23,255,548
Energy Equipment & Services	14,476,964	1,398,891	—	15,875,855
Equity Real Estate Investment Trusts	122,550,666	58,288,606	—	180,839,272
Food & Staples Retailing	27,118,228	21,682,254	—	48,800,482
Food Products	20,920,691	40,898,498	—	61,819,189
Gas Utilities	—	4,999,609	—	4,999,609
Health Care Equipment & Supplies	35,054,718	12,215,993	—	47,270,711
Health Care Providers & Services	36,371,486	8,631,521	—	45,003,007
Health Care Technology	1,174,646	489,651	—	1,664,297
Hotels, Restaurants & Leisure	23,146,992	17,895,522	—	41,042,514
Household Durables	5,944,244	15,372,348	—	21,316,592
Household Products	25,173,196	10,442,229	—	35,615,425
Independent Power and Renewable Electricity Producers	874,464	598,859	—	1,473,323

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$33,344,802	$24,059,725	$—	$57,404,527
Insurance	37,245,942	72,362,190	—	109,608,132
Internet & Direct Marketing Retail	34,800,348	1,704,981	—	36,505,329
Internet Software & Services	60,567,968	2,347,675	—	62,915,643
IT Services	50,345,957	8,969,020	—	59,314,977
Leisure Products	1,317,977	2,586,655	—	3,904,632
Life Sciences Tools & Services	8,947,953	2,248,383	—	11,196,336
Machinery	20,317,174	34,768,632	—	55,085,806
Marine	—	3,216,810	—	3,216,810
Media	44,375,937	16,995,594	—	61,371,531
Metals & Mining	3,506,867	37,850,283	—	41,357,150
Multi-Utilities	13,823,263	14,976,956	—	28,800,219
Multiline Retail	6,247,204	3,900,876	—	10,148,080
Oil, Gas & Consumable Fuels	72,378,892	64,746,615	—	137,125,507
Paper & Forest Products	—	3,232,798	—	3,232,798
Personal Products	1,814,695	24,905,544	—	26,720,239
Pharmaceuticals	71,737,335	100,584,780	—	172,322,115
Professional Services	3,560,304	14,537,716	—	18,098,020
Real Estate Management & Development	822,407	54,068,507	—	54,890,914
Road & Rail	12,510,893	14,979,507	—	27,490,400
Semiconductors & Semiconductor Equipment	48,061,324	11,071,023	—	59,132,347
Software	65,738,211	16,955,195	—	82,693,406
Specialty Retail	33,850,653	12,539,052	—	46,389,705
Technology Hardware, Storage & Peripherals	59,980,009	7,852,145	—	67,832,154
Textiles, Apparel & Luxury Goods	9,267,995	24,592,061	—	33,860,056
Tobacco	24,242,841	21,557,127	—	45,799,968
Trading Companies & Distributors	3,342,569	17,422,504	—	20,765,073
Transportation Infrastructure	—	8,246,654	—	8,246,654
Water Utilities	915,820	1,577,692	—	2,493,512
Wireless Telecommunication Services	—	22,020,148	—	22,020,148
Total Common Stocks	1,454,425,982	1,369,339,431	0	2,823,765,413
Total U.S. Treasury & Government Agencies*	—	984,881,785	—	984,881,785
Mutual Funds
Investment Company Securities	492,928,020	411,695	—	493,339,715
Total Foreign Government*	—	395,530,417	—	395,530,417
Total Preferred Stocks*	—	7,008,521	—	7,008,521
Total Rights*	335,110	—	—	335,110
Total Short-Term Investments*	—	254,981,379	—	254,981,379
Total Securities Lending Reinvestments*	—	347,708,779	—	347,708,779
Total Investments	$1,947,689,112	$3,359,862,007	$0	$5,307,551,119

Collateral for Securities Loaned (Liability)	$—	$(347,583,966)	$—	$(347,583,966)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,055,483	$—	$5,055,483
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,346,147)	—	(8,346,147)
Total Forward Contracts	$—	$(3,290,664)	$—	$(3,290,664)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,992,165	$—	$—	$4,992,165
Futures Contracts (Unrealized Depreciation)	(2,432,663)	—	—	(2,432,663)
Total Futures Contracts	$2,559,502	$—	$—	$2,559,502

BHFTI-27

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$995,452	$—	$995,452
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,445,529)	—	(5,445,529)
Total Centrally Cleared Swap Contracts	$—	$(4,450,077)	$—	$(4,450,077)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,336,166	$—	$2,336,166

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-28

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—61.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
General Dynamics Corp.	1,189	$222,581
Spirit AeroSystems Holdings, Inc. - Class A	485	28,091
Thales S.A.	457	44,201

		294,873

Air Freight & Logistics—0.8%
Air Transport Services Group, Inc. (a)	5,486	88,050
Atlas Air Worldwide Holdings, Inc. (a)	901	49,960
bpost S.A.	2,354	55,187
Deutsche Post AG	14,653	501,654
FedEx Corp.	3,164	617,455
Park-Ohio Holdings Corp.	396	14,236

		1,326,542

Airlines—0.9%
Alaska Air Group, Inc. (b)	4,273	394,056
ANA Holdings, Inc.	103,000	314,845
Exchange Income Corp. (b)	3,917	114,990
International Consolidated Airlines Group S.A.	41,977	278,567
JetBlue Airways Corp. (a)	7,395	152,411
SkyWest, Inc.	6,515	223,139

		1,478,008

Auto Components—0.7%
Bridgestone Corp.	300	12,163
Cie Automotive S.A.	6,789	133,843
Exedy Corp.	600	17,181
FCC Co., Ltd.	5,700	114,062
Grammer AG	1,445	88,688
Kongsberg Automotive ASA (a)	29,173	19,875
Lear Corp.	2,164	306,379
Modine Manufacturing Co. (a)	1,070	13,054
Standard Motor Products, Inc.	513	25,209
Stoneridge, Inc. (a)	8,074	146,462
Superior Industries International, Inc.	5,727	145,179
Toyoda Gosei Co., Ltd.	800	20,403
Toyota Boshoku Corp.	1,600	37,219
Unipres Corp.	1,000	20,944
Xinyi Glass Holdings, Ltd.	76,000	66,999

		1,167,660

Automobiles—1.9%
Daimler AG	8,777	648,198
Ford Motor Co.	47,363	551,305
Fuji Heavy Industries, Ltd.	500	18,410
General Motors Co.	17,387	614,804
Nissan Motor Co., Ltd.	48,200	465,957
Peugeot S.A. (a)	1,006	20,285
Toyota Motor Corp.	16,000	870,716

		3,189,675

Banks—4.7%
Banc of California, Inc. (b)	14,852	307,436
BancFirst Corp.	293	26,341
Bank of Queensland, Ltd.	3,127	29,037

Banks—(Continued)
Berkshire Hills Bancorp, Inc.	4,973	179,277
BNC Bancorp	846	29,652
Brookline Bancorp, Inc.	13,395	209,632
Cardinal Financial Corp.	4,358	130,479
Cathay General Bancorp	4,731	178,264
Dah Sing Financial Holdings, Ltd.	2,000	15,233
Danske Bank A/S	1,526	52,046
DBS Group Holdings, Ltd.	21,400	296,994
DNB ASA	27,450	435,182
First Merchants Corp.	1,222	48,049
Great Southern Bancorp, Inc.	774	39,087
Heartland Bank, Ltd.	13,369	15,370
HSBC Holdings plc	40,559	331,394
Huntington Bancshares, Inc.	1,222	16,363
Iberiabank Corp.	360	28,476
Independent Bank Corp./Rockland Trust	3,593	233,545
Intesa Sanpaolo S.p.A.	158,558	430,664
JPMorgan Chase & Co.	777	68,252
Mitsubishi UFJ Financial Group, Inc.	115,700	730,347
Mizuho Financial Group, Inc.	292,700	537,864
Oversea-Chinese Banking Corp., Ltd.	38,900	270,494
PNC Financial Services Group, Inc. (The)	1,133	136,232
Renasant Corp.	4,980	197,656
Royal Bank of Canada	6,543	476,709
Royal Bank of Canada (U.S. Listed Shares)	5,504	401,297
Southside Bancshares, Inc.	1,041	34,946
Sparebank 1 Nord Norge	2,534	16,307
Sumitomo Mitsui Financial Group, Inc.	9,800	357,314
Sydbank A/S	2,655	92,038
Toronto-Dominion Bank (The)	9,082	454,902
Toronto-Dominion Bank (The) (U.S. Listed Shares)	7,470	374,172
United Overseas Bank, Ltd.	17,100	270,476
Wells Fargo & Co.	9,294	517,304

		7,968,831

Beverages—0.4%
Dr Pepper Snapple Group, Inc.	3,768	368,963
Heineken Holding NV	4,529	360,162

		729,125

Biotechnology—1.1%
AbbVie, Inc.	1,600	104,256
AMAG Pharmaceuticals, Inc. (a)	1,877	42,326
Amgen, Inc.	5,571	914,034
Gilead Sciences, Inc.	9,545	648,296
PDL BioPharma, Inc.	59,880	135,928

		1,844,840

Building Products—0.4%
Insteel Industries, Inc.	7,019	253,667
NCI Building Systems, Inc. (a)	7,754	132,981
Owens Corning	5,319	326,427
Patrick Industries, Inc. (a)	591	41,902

		754,977

BHFTI-29

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—1.1%
3i Group plc	31,831	$298,921
Arlington Asset Investment Corp. - Class A (b)	1,498	21,167
Bank of New York Mellon Corp. (The)	8,526	402,683
CME Group, Inc.	1,068	126,878
Cowen Group, Inc. - Class A (a)	4,191	62,655
International FCStone, Inc. (a)	3,890	147,664
Investec plc	3,160	21,568
Morgan Stanley	16,000	685,440
Piper Jaffray Cos.	1,746	111,482

		1,878,458

Chemicals—1.6%
A. Schulman, Inc.	747	23,493
Arkema S.A.	2,112	208,585
Borregaard ASA	19,892	223,033
Covestro AG	4,900	377,354
Denka Co., Ltd.	14,000	72,902
Dow Chemical Co. (The)	11,060	702,752
Kuraray Co., Ltd.	16,600	252,451
LyondellBasell Industries NV - Class A	6,166	562,278
Yara International ASA	8,807	339,155

		2,762,003

Commercial Services & Supplies—0.7%
Dai Nippon Printing Co., Ltd.	24,000	259,319
Deluxe Corp.	456	32,910
Downer EDI, Ltd.	3,926	17,349
Ennis, Inc.	3,559	60,503
Johnson Service Group plc	25,374	37,592
KAR Auction Services, Inc.	2,374	103,673
Pitney Bowes, Inc.	14,706	192,796
Quad/Graphics, Inc.	6,151	155,251
SmartGroup Corp., Ltd.	8,795	44,333
Toppan Printing Co., Ltd.	27,000	275,823
Transcontinental, Inc. - Class A	1,015	18,761
VSE Corp.	750	30,600

		1,228,910

Communications Equipment—0.6%
Cisco Systems, Inc.	31,352	1,059,698

Construction & Engineering—0.7%
ACS Actividades de Construccion y Servicios S.A.	3,259	110,897
Eiffage S.A.	3,332	260,861
Galliford Try plc	7,341	135,466
Kyudenko Corp.	3,500	95,420
Peab AB	19,681	188,054
PER Aarsleff Holding A/S	1,130	27,046
Toshiba Plant Systems & Services Corp. (b)	5,600	81,884
Tutor Perini Corp. (a)	1,032	32,818
Veidekke ASA	2,311	30,418
Vinci S.A.	3,596	285,365

		1,248,229

Construction Materials—0.4%
Adelaide Brighton, Ltd.	39,278	170,379
Boral, Ltd.	41,499	184,994
CSR, Ltd.	35,168	121,088
Fletcher Building, Ltd.	32,851	190,900

		667,361

Consumer Finance—0.1%
Nelnet, Inc. - Class A	3,299	144,694
Regional Management Corp. (a)	1,544	30,000

		174,694

Containers & Packaging—0.2%
Smurfit Kappa Group plc	573	15,137
Smurfit Kappa Group plc	9,655	256,115

		271,252

Diversified Consumer Services—0.0%
Carriage Services, Inc.	2,449	66,417
EnerCare, Inc.	1,110	17,336

		83,753

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	787	131,177
Groupe Bruxelles Lambert S.A.	3,089	280,437
Voya Financial, Inc.	8,323	315,941

		727,555

Diversified Telecommunication Services—2.6%
AT&T, Inc.	33,663	1,398,698
BCE, Inc.	6,669	295,274
CenturyLink, Inc. (b)	13,413	316,144
Consolidated Communications Holdings, Inc. (b)	2,813	65,880
IDT Corp. - Class B	1,360	17,299
Koninklijke KPN NV	29,388	88,481
Nippon Telegraph & Telephone Corp.	12,300	525,402
Orange S.A.	29,834	464,255
Verizon Communications, Inc.	23,814	1,160,933

		4,332,366

Electric Utilities—2.5%
American Electric Power Co., Inc.	6,049	406,069
AusNet Services	166,348	213,873
CLP Holdings, Ltd.	36,000	376,606
Duke Energy Corp.	7,400	606,874
Entergy Corp.	4,463	339,010
Exelon Corp.	14,034	504,943
Iberdrola S.A.	73,599	526,443
NextEra Energy, Inc.	4,737	608,089
Portland General Electric Co.	815	36,202
Southern Co. (The)	11,340	564,505
Spark Energy, Inc. - Class A (b)	2,815	89,939

		4,272,553

BHFTI-30

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.0%
Fujikura, Ltd.	3,000	$21,647

Electronic Equipment, Instruments & Components—1.3%
Arrow Electronics, Inc. (a)	4,121	302,523
CDW Corp.	5,640	325,484
Citizen Watch Co., Ltd.	14,200	91,350
Corning, Inc.	17,749	479,223
ePlus, Inc. (a)	611	82,515
Flex, Ltd. (a)	1,071	17,993
Hitachi, Ltd.	75,000	407,403
Jabil Circuit, Inc.	737	21,314
Orbotech, Ltd. (a)	4,415	142,384
Sanmina Corp. (a)	569	23,101
SYNNEX Corp.	2,402	268,880
Taiyo Yuden Co., Ltd.	1,700	21,559

		2,183,729

Energy Equipment & Services—0.2%
Helix Energy Solutions Group, Inc. (a)	3,261	25,338
Nabors Industries, Ltd.	15,699	205,186
Seadrill, Ltd. (a) (b)	14,000	22,231

		252,755

Equity Real Estate Investment Trusts—0.4%
CareTrust REIT, Inc.	6,609	111,163
Fortune Real Estate Investment Trust	124,000	138,856
Getty Realty Corp.	4,535	114,600
Keppel DC REIT	55,000	47,182
Omega Healthcare Investors, Inc. (b)	5,869	193,618

		605,419

Food & Staples Retailing—0.9%
CVS Health Corp.	8,560	671,960
George Weston, Ltd.	157	13,698
Ingles Markets, Inc. - Class A	5,045	217,692
Koninklijke Ahold Delhaize NV	16,758	358,656
Metcash, Ltd. (a)	103,051	194,130
Qol Co., Ltd.	2,100	31,112
Rallye S.A.	1,522	30,819
U.S. Foods Holding Corp. (a)	2,855	79,883

		1,597,950

Food Products—1.6%
Archer-Daniels-Midland Co.	8,365	385,125
Aryzta AG (a)	255	8,290
Bunge, Ltd.	3,926	311,175
Fonterra Co-operative Group, Ltd.	14,264	60,592
Grieg Seafood ASA	18,327	137,444
Ingredion, Inc.	2,350	283,010
John B Sanfilippo & Son, Inc.	2,484	181,804
Leroy Seafood Group ASA	1,777	77,848
Morinaga Milk Industry Co., Ltd.	22,000	163,215
Omega Protein Corp.	8,396	168,340
Pilgrim’s Pride Corp.	606	13,638
Salmar ASA	1,593	34,350

Food Products—(Continued)
Sanderson Farms, Inc. (b)	2,115	219,622
Select Harvests, Ltd.	8,344	37,467
Tassal Group, Ltd.	6,685	23,123
Tyson Foods, Inc. - Class A	5,484	338,418
WH Group, Ltd.	321,000	276,670

		2,720,131

Gas Utilities—0.3%
Atmos Energy Corp.	3,600	284,364
UGI Corp.	5,811	287,063

		571,427

Health Care Equipment & Supplies—0.5%
Baxter International, Inc.	6,302	326,822
Hogy Medical Co., Ltd.	300	18,932
Inogen, Inc. (a)	903	70,037
Teleflex, Inc.	1,809	350,457

		766,248

Health Care Providers & Services—2.5%
Aetna, Inc.	4,530	577,801
Anthem, Inc.	3,955	654,078
Cardinal Health, Inc.	5,686	463,693
Centene Corp. (a)	218	15,535
Envision Healthcare Corp. (a)	2,311	141,710
HCA Holdings, Inc. (a)	5,737	510,536
Medical Facilities Corp.	2,160	29,935
Quest Diagnostics, Inc.	3,865	379,504
Tivity Health, Inc. (a)	9,206	267,895
Triple-S Management Corp. - Class B (a)	6,361	111,763
UnitedHealth Group, Inc.	6,390	1,048,024

		4,200,474

Health Care Technology—0.1%
AGFA-Gevaert NV (a)	9,150	44,723
Evolent Health, Inc. - Class A (a)	4,023	89,713

		134,436

Hotels, Restaurants & Leisure—1.1%
Aramark	5,224	192,609
Carnival plc	6,137	351,280
Collins Foods, Ltd.	9,606	38,083
Eldorado Resorts, Inc. (a) (b)	6,699	126,779
Elior Group	3,971	90,024
Greene King plc	11,774	103,490
International Game Technology plc	8,595	203,701
Marriott Vacations Worldwide Corp.	254	25,382
Retail Food Group, Ltd.	17,092	69,576
Royal Caribbean Cruises, Ltd.	244	23,939
Star Entertainment Group, Ltd. (The)	50,793	211,944
Yum! Brands, Inc.	7,753	495,417

		1,932,224

BHFTI-31

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—1.9%
Barratt Developments plc	38,663	$264,935
Bassett Furniture Industries, Inc.	2,458	66,120
Bellway plc	4,904	166,193
D.R. Horton, Inc.	10,804	359,881
Garmin, Ltd.	6,069	310,187
Hooker Furniture Corp.	1,113	34,559
LGI Homes, Inc. (a) (b)	3,732	126,552
Libbey, Inc.	761	11,095
Mohawk Industries, Inc. (a)	1,756	402,985
Persimmon plc	11,732	308,085
Sekisui Chemical Co., Ltd.	15,600	262,719
Sekisui House, Ltd.	18,200	299,976
SodaStream International, Ltd. (a)	4,687	226,991
Taylor Wimpey plc	116,417	281,910
ZAGG, Inc. (a)	16,171	116,431

		3,238,619

Household Products—0.1%
Central Garden and Pet Co. (a)	2,953	109,468

Independent Power and Renewable Electricity Producers—0.1%
ERG S.p.A.	4,103	51,650
TransAlta Renewables, Inc.	5,555	65,790

		117,440

Industrial Conglomerates—0.7%
3M Co.	2,705	517,548
CK Hutchison Holdings, Ltd.	41,500	510,461
General Electric Co.	5,087	151,592

		1,179,601

Insurance—4.1%
Allstate Corp. (The)	5,952	485,028
American Financial Group, Inc.	3,278	312,787
AMERISAFE, Inc.	2,561	166,209
Axis Capital Holdings, Ltd.	4,694	314,639
Chubb, Ltd.	4,650	633,562
Cincinnati Financial Corp.	4,480	323,770
Direct Line Insurance Group plc	57,115	248,617
Employers Holdings, Inc.	2,829	107,361
Everest Re Group, Ltd.	1,269	296,705
Federated National Holding Co.	1,567	27,313
Genworth Financial, Inc. - Class A (a)	17,325	71,379
Hartford Financial Services Group, Inc. (The)	8,365	402,106
Heritage Insurance Holdings, Inc.	5,029	64,220
Muenchener Rueckversicherungs-Gesellschaft AG	2,290	448,114
Reinsurance Group of America, Inc.	2,346	297,895
SCOR SE	7,893	298,722
Selective Insurance Group, Inc.	746	35,174
Sompo Holdings, Inc.	9,800	360,352
Swiss Life Holding AG (a)	964	311,074
Swiss Re AG	5,227	469,420
Travelers Cos., Inc. (The)	4,406	531,099
Universal Insurance Holdings, Inc. (b)	9,185	225,032
Zurich Insurance Group AG	1,840	491,238

		6,921,816

Internet & Direct Marketing Retail—0.2%
Amazon.com, Inc. (a)	256	226,954
PetMed Express, Inc. (b)	6,303	126,943

		353,897

Internet Software & Services—0.9%
Alphabet, Inc. - Class C (a)	762	632,125
Facebook, Inc. - Class A (a)	2,735	388,507
j2 Global, Inc.	2,900	243,339
Meet Group, Inc. (The) (a)	37,295	219,667

		1,483,638

IT Services—1.4%
Bechtle AG	1,935	210,038
Cap Gemini S.A.	3,819	352,938
CGI Group, Inc. - Class A (a)	315	15,093
Convergys Corp.	6,987	147,775
Euronet Worldwide, Inc. (a)	1,656	141,621
Itochu Techno-Solutions Corp.	800	23,527
Leidos Holdings, Inc.	6,047	309,244
Net 1 UEPS Technologies, Inc. (a)	8,400	102,732
NeuStar, Inc. - Class A (a)	6,481	214,845
NTT Data Corp.	2,500	118,883
Science Applications International Corp.	2,879	214,198
Sykes Enterprises, Inc. (a)	6,653	195,598
Western Union Co. (The)	15,533	316,097

		2,362,589

Leisure Products—0.0%
American Outdoor Brands Corp. (a) (b)	2,275	45,068

Machinery—1.0%
American Railcar Industries, Inc. (b)	2,294	94,283
CKD Corp.	13,700	173,848
Douglas Dynamics, Inc.	2,805	85,973
Fukushima Industries Corp.	1,100	38,389
Greenbrier Cos., Inc. (The) (b)	3,731	160,806
Illinois Tool Works, Inc.	287	38,019
Kadant, Inc.	486	28,844
Lydall, Inc. (a)	3,338	178,917
Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	13,959
PACCAR, Inc.	7,016	471,475
Supreme Industries, Inc. - Class A	16,006	324,282
Valmet Oyj	991	15,401

		1,624,196

Marine—0.1%
DFDS A/S	1,156	63,636
Matson, Inc.	3,506	111,351

		174,987

Media—1.4%
Comcast Corp. - Class A	30,602	1,150,329
Eros International plc (a) (b)	5,705	58,762
Lagardere SCA	1,331	39,204
Nippon Television Holdings, Inc.	2,000	34,549

BHFTI-32

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Quebecor, Inc. - Class B	6,698	$206,553
Southern Cross Media Group, Ltd.	59,751	63,847
TEGNA, Inc.	11,996	307,338
TV Tokyo Holdings Corp.	600	13,741
Walt Disney Co. (The)	3,978	451,065

		2,325,388

Metals & Mining—0.8%
Aichi Steel Corp.	700	27,918
APERAM S.A. (b)	625	31,225
ArcelorMittal (a)	30,555	255,563
Bekaert S.A.	556	27,192
Boliden AB	10,858	323,910
Evolution Mining, Ltd.	21,302	34,650
Fortescue Metals Group, Ltd.	59,215	281,489
Lucara Diamond Corp.	14,594	33,910
Norsk Hydro ASA	42,214	245,359
Northern Star Resources, Ltd.	20,356	63,934

		1,325,150

Mortgage Real Estate Investment Trusts—1.3%
AG Mortgage Investment Trust, Inc.	4,512	81,442
AGNC Investment Corp.	12,873	256,044
Annaly Capital Management, Inc.	30,452	338,322
Anworth Mortgage Asset Corp.	19,720	109,446
Apollo Commercial Real Estate Finance, Inc.	11,456	215,487
Ares Commercial Real Estate Corp.	5,893	78,848
Chimera Investment Corp.	12,279	247,790
CYS Investments, Inc.	22,668	180,211
Ladder Capital Corp.	1,137	16,418
Mortgage Investment Corp.	11,744	196,712
New Residential Investment Corp.	14,312	243,018
New York Mortgage Trust, Inc.	27,016	166,689
Two Harbors Investment Corp.	8,898	85,332
Western Asset Mortgage Capital Corp.	5,903	57,672

		2,273,431

Multi-Utilities—0.5%
Dominion Resources, Inc.	1,380	107,047
National Grid plc	42,715	541,764
SCANA Corp.	4,109	268,523

		917,334

Multiline Retail—0.8%
Canadian Tire Corp., Ltd. - Class A	2,435	289,267
Harvey Norman Holdings, Ltd. (b)	63,313	218,152
Kohl’s Corp.	5,719	227,673
Macy’s, Inc.	2,119	62,807
Myer Holdings, Ltd. (b)	104,453	96,845
Target Corp.	7,207	397,754

		1,292,498

Oil, Gas & Consumable Fuels—2.2%
American Midstream Partners L.P.	6,319	93,837
Avance Gas Holding, Ltd.	5,918	19,438

Oil, Gas & Consumable Fuels—(Continued)
BW LPG, Ltd.	18,789	95,585
Caltex Australia, Ltd.	9,205	207,067
Canadian Natural Resources, Ltd.	3,538	116,011
Enviva Partners L.P.	1,892	53,165
Exxon Mobil Corp.	4,101	336,323
Galp Energia SGPS S.A.	22,066	335,159
Green Plains Partners L.P.	1,653	33,225
Green Plains, Inc.	7,349	181,888
HollyFrontier Corp.	7,561	214,279
KNOT Offshore Partners L.P.	2,334	54,382
Koninklijke Vopak NV	4,812	210,037
Neste Oyj	6,689	260,873
Phillips 66	4,418	349,994
REX American Resources Corp. (a)	540	48,865
Royal Dutch Shell plc - A Shares	3,540	93,245
Ship Finance International, Ltd. (b)	10,833	159,245
Tanker Investments, Ltd. (a)	3,348	16,962
Tesoro Corp.	3,538	286,790
Valero Energy Corp.	7,355	487,563

		3,653,933

Paper & Forest Products—0.3%
Canfor Pulp Products, Inc.	988	8,982
Holmen AB - B Shares	5,531	215,208
UPM-Kymmene Oyj	13,648	321,173
Western Forest Products, Inc.	6,956	11,351

		556,714

Personal Products—0.1%
Best World International, Ltd.	45,000	81,371
Revlon, Inc. - Class A (a)	745	20,748

		102,119

Pharmaceuticals—1.9%
Allergan plc	2,076	495,998
Eli Lilly & Co.	4,743	398,934
Johnson & Johnson	12,712	1,583,280
Mallinckrodt plc (a)	2,214	98,678
Merck & Co., Inc.	421	26,750
Merck KGaA	197	22,437
Otsuka Holdings Co., Ltd.	4,100	185,316
Teva Pharmaceutical Industries, Ltd.	9,572	309,137

		3,120,530

Professional Services—0.4%
Barrett Business Services, Inc.	2,884	157,524
CBIZ, Inc. (a)	7,003	94,891
ICF International, Inc. (a)	331	13,670
Kelly Services, Inc. - Class A	2,137	46,715
Wolters Kluwer NV	8,088	336,107

		648,907

Real Estate Management & Development—0.4%
Deutsche Wohnen AG	9,718	320,012
Entra ASA	7,379	80,559

BHFTI-33

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Nexity S.A.	2,989	$146,961
WCM Beteiligungs & Grundbesitz-AG (a)	15,971	52,132

		599,664

Road & Rail—0.5%
ArcBest Corp.	690	17,940
East Japan Railway Co.	5,200	453,655
National Express Group plc	4,771	21,527
Senko Co., Ltd.	3,000	19,356
Sixt SE (b)	315	16,227
West Japan Railway Co.	5,200	338,699

		867,404

Semiconductors & Semiconductor Equipment—3.1%
Alpha & Omega Semiconductor, Ltd. (a)	2,889	49,662
Applied Materials, Inc.	16,239	631,697
BE Semiconductor Industries NV	2,266	92,384
Broadcom, Ltd.	3,579	783,658
Intel Corp.	28,358	1,022,873
KLA-Tencor Corp.	4,266	405,569
Lam Research Corp.	3,409	437,579
Micron Technology, Inc. (a)	18,240	527,136
NeoPhotonics Corp. (a) (b)	13,312	119,941
NVIDIA Corp.	6,931	754,994
Photronics, Inc. (a)	19,305	206,563
Rudolph Technologies, Inc. (a)	5,348	119,795
Towa Corp.	5,700	102,030

		5,253,881

Software—1.1%
Ebix, Inc. (b)	2,248	137,690
Microsoft Corp.	11,544	760,288
Open Text Corp.	7,674	260,830
Symantec Corp.	12,912	396,140
UBISOFT Entertainment S.A. (a)	5,655	241,499
VirnetX Holding Corp. (a) (b)	9,283	21,351

		1,817,798

Specialty Retail—0.5%
American Eagle Outfitters, Inc.	11,687	163,968
Best Buy Co., Inc.	333	16,367
Bilia AB - A Shares	5,768	119,041
Foot Locker, Inc.	4,570	341,882
GameStop Corp. - Class A	8,398	189,375

		830,633

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	20,921	3,005,511
Brother Industries, Ltd.	1,100	23,071
FUJIFILM Holdings Corp.	10,200	399,406
Hewlett Packard Enterprise Co.	16,410	388,917
HP, Inc.	16,668	298,024

		4,114,929

Thrifts & Mortgage Finance—0.1%
Provident Financial Services, Inc.	2,529	65,375
Territorial Bancorp, Inc.	823	25,653

		91,028

Tobacco—0.9%
Imperial Brands plc	11,332	549,622
Japan Tobacco, Inc.	5,900	192,060
Reynolds American, Inc.	10,984	692,212

		1,433,894

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	3,307	152,023
Aircastle, Ltd.	8,827	212,995
GATX Corp. (b)	4,581	279,258
H&E Equipment Services, Inc.	755	18,513
Rush Enterprises, Inc. - Class A (a)	1,737	57,460

		720,249

Transportation Infrastructure—0.1%
Enav S.p.A. (a)	24,448	99,252

Water Utilities—0.2%
American Water Works Co., Inc.	3,478	270,484

Wireless Telecommunication Services—0.5%
NTT DoCoMo, Inc.	11,400	265,685
Vodafone Group plc	224,528	583,952

		849,637

Total Common Stocks (Cost $93,736,625)		103,223,979

U.S. Treasury & Government Agencies—27.6%

Federal Agencies—0.4%
Federal Home Loan Mortgage Corp. 1.000%, 06/29/17	741,000	741,231

U.S. Treasury—27.2%
U.S. Treasury Bonds 3.000%, 11/15/44	1,267,000	1,261,210
3.125%, 02/15/43 (c)	2,538,000	2,588,364
4.375%, 05/15/41 (d)	2,607,000	3,245,613
4.500%, 05/15/38 (d)	2,854,000	3,619,897
5.375%, 02/15/31	1,139,000	1,520,876
6.875%, 08/15/25	1,351,000	1,822,319
7.625%, 11/15/22	1,986,000	2,573,499
7.875%, 02/15/21	1,839,000	2,258,809
U.S. Treasury Notes 0.625%, 11/30/17	489,000	487,854
0.750%, 02/28/18	1,607,000	1,602,481
0.875%, 07/31/19	1,483,000	1,467,301
1.000%, 06/30/19	1,483,000	1,472,573

BHFTI-34

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.125%, 03/31/20	1,471,000	$1,453,992
1.500%, 02/28/19	1,483,000	1,489,952
1.875%, 10/31/17	500,000	502,578
2.000%, 05/31/21	1,839,000	1,852,936
2.000%, 11/15/21	2,022,000	2,031,320
2.000%, 02/15/23 (c)	6,568,000	6,534,135
2.125%, 08/31/20	1,766,000	1,793,800
2.250%, 07/31/18 (d)	1,325,000	1,344,150
2.375%, 08/15/24	2,027,000	2,043,232
2.750%, 05/31/17	1,236,000	1,239,860
3.125%, 05/15/19	1,483,000	1,539,424

		45,746,175

Total U.S. Treasury & Government Agencies (Cost $47,648,467)		46,487,406

Mutual Funds—6.3%

Investment Company Securities—6.3%
iShares iBoxx $ High Yield Corporate Bond ETF	66,000	5,793,480
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (b)	110,000	2,036,100
Vanguard Emerging Markets Government Bond ETF (b)	35,000	2,787,750

Total Mutual Funds (Cost $10,407,999)		10,617,330

Preferred Stock—0.3%

Automobiles—0.3%
Volkswagen AG (Cost $653,205)	3,287	478,850

Rights—0.0%

Engineering & Construction—0.0%
Downer EDI, Ltd., Expires 04/11/17 (a) (Cost $0)	1,570	14

Short-Term Investment—3.7%

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $6,266,159 on 04/03/17, collateralized by $6,385,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $6,395,114.	6,266,112	6,266,112

Total Short-Term Investments (Cost $6,266,112)		6,266,112

Securities Lending Reinvestments (e)—2.9%
Security Description	Principal Amount*	Value

Repurchase Agreements—2.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,093,996 on 04/03/17, collateralized by $1,573,454 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,115,805.	1,093,925	1,093,925
Deutsche Bank AG, London Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $5,003 on 04/03/17, collateralized by $772 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,490.	5,000	5,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $300,033 on 04/03/17, collateralized by $46,349 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $329,396.	300,000	300,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,000,068 on 04/03/17, collateralized by $993,744 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,020,616.	1,000,000	1,000,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $1,000,082 on 04/03/17, collateralized by $1,170,651 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $1,020,083.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $1,000,078 on 04/03/17, collateralized by $2,993,474 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $1,020,000.	1,000,000	1,000,000

		4,398,925

Time Deposits—0.3%
Credit Agricole S.A. London 0.830%, 04/03/17	200,000	200,000
Den Norske Bank Oslo 0.900%, 04/03/17	200,000	200,000

BHFTI-35

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Skandanaviska Enskilda Banken 0.850%, 04/03/17	200,000	$200,000

		600,000

Total Securities Lending Reinvestments (Cost $4,998,925)		4,998,925

Total Investments—102.1% (Cost $163,711,333) (f)		172,072,616
Other assets and liabilities (net)—(2.1)%		(3,598,325)

Net Assets—100.0%		$168,474,291

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $4,855,112 and the collateral received consisted of cash in the amount of $4,998,925. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $1,804,501.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2017, the market value of securities pledged was $3,219,042.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(f)	As of March 31, 2017, the aggregate cost of investments was $163,711,333. The aggregate unrealized appreciation and depreciation of investments were $14,602,076 and $(6,240,793), respectively, resulting in net unrealized appreciation of $8,361,283.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/16/17	100	EUR	3,339,130	$92,673
FTSE 100 Index Futures	06/16/17	6	GBP	437,108	(723)
MSCI Emerging Markets Index Mini Futures	06/16/17	50	USD	2,356,866	46,635
Russell 2000 Index Mini Futures	06/16/17	63	USD	4,320,606	40,254
TOPIX Index Futures	06/08/17	24	JPY	372,035,400	(81,159)
U.S. Treasury Note 2 Year Futures	06/30/17	53	USD	11,465,343	6,672

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/21/17	(61)	USD	(9,157,505)	(43,963)
U.S. Treasury Note 10 Year Futures	06/21/17	(36)	USD	(4,470,963)	(13,288)
U.S. Treasury Note 5 Year Futures	06/30/17	(35)	USD	(4,114,859)	(5,571)

Net Unrealized Appreciation					$41,530

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	3M LIBOR	1.437%	07/29/26	USD	6,000,000	$(469,987)
Pay	3M LIBOR	1.610%	05/18/26	USD	45,000,000	(2,760,277)

Net Unrealized Depreciation						$(3,230,264)

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

BHFTI-36

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$250,672	$44,201	$—	$294,873
Air Freight & Logistics	769,701	556,841	—	1,326,542
Airlines	884,596	593,412	—	1,478,008
Auto Components	636,283	531,377	—	1,167,660
Automobiles	1,166,109	2,023,566	—	3,189,675
Banks	4,088,071	3,880,760	—	7,968,831
Beverages	368,963	360,162	—	729,125
Biotechnology	1,844,840	—	—	1,844,840
Building Products	754,977	—	—	754,977
Capital Markets	1,557,969	320,489	—	1,878,458
Chemicals	1,288,523	1,473,480	—	2,762,003
Commercial Services & Supplies	594,494	634,416	—	1,228,910
Communications Equipment	1,059,698	—	—	1,059,698
Construction & Engineering	32,818	1,215,411	—	1,248,229
Construction Materials	—	667,361	—	667,361
Consumer Finance	174,694	—	—	174,694
Containers & Packaging	—	271,252	—	271,252
Diversified Consumer Services	83,753	—	—	83,753
Diversified Financial Services	447,118	280,437	—	727,555
Diversified Telecommunication Services	3,254,228	1,078,138	—	4,332,366
Electric Utilities	3,155,631	1,116,922	—	4,272,553
Electrical Equipment	—	21,647	—	21,647
Electronic Equipment, Instruments & Components	1,663,417	520,312	—	2,183,729
Energy Equipment & Services	230,524	22,231	—	252,755
Equity Real Estate Investment Trusts	419,381	186,038	—	605,419
Food & Staples Retailing	983,233	614,717	—	1,597,950
Food Products	1,909,422	810,709	—	2,720,131
Gas Utilities	571,427	—	—	571,427
Health Care Equipment & Supplies	747,316	18,932	—	766,248
Health Care Providers & Services	4,200,474	—	—	4,200,474
Health Care Technology	89,713	44,723	—	134,436
Hotels, Restaurants & Leisure	1,067,827	864,397	—	1,932,224
Household Durables	1,654,801	1,583,818	—	3,238,619
Household Products	109,468	—	—	109,468
Independent Power and Renewable Electricity Producers	65,790	51,650	—	117,440
Industrial Conglomerates	669,140	510,461	—	1,179,601

BHFTI-37

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$4,294,279	$2,627,537	$—	$6,921,816
Internet & Direct Marketing Retail	353,897	—	—	353,897
Internet Software & Services	1,483,638	—	—	1,483,638
IT Services	1,657,203	705,386	—	2,362,589
Leisure Products	45,068	—	—	45,068
Machinery	1,382,599	241,597	—	1,624,196
Marine	111,351	63,636	—	174,987
Media	2,174,047	151,341	—	2,325,388
Metals & Mining	33,910	1,291,240	—	1,325,150
Mortgage Real Estate Investment Trusts	2,273,431	—	—	2,273,431
Multi-Utilities	375,570	541,764	—	917,334
Multiline Retail	977,501	314,997	—	1,292,498
Oil, Gas & Consumable Fuels	2,415,567	1,238,366	—	3,653,933
Paper & Forest Products	20,333	536,381	—	556,714
Personal Products	20,748	81,371	—	102,119
Pharmaceuticals	2,603,640	516,890	—	3,120,530
Professional Services	312,800	336,107	—	648,907
Real Estate Management & Development	—	599,664	—	599,664
Road & Rail	17,940	849,464	—	867,404
Semiconductors & Semiconductor Equipment	5,059,467	194,414	—	5,253,881
Software	1,576,299	241,499	—	1,817,798
Specialty Retail	711,592	119,041	—	830,633
Technology Hardware, Storage & Peripherals	3,692,452	422,477	—	4,114,929
Thrifts & Mortgage Finance	91,028	—	—	91,028
Tobacco	692,212	741,682	—	1,433,894
Trading Companies & Distributors	720,249	—	—	720,249
Transportation Infrastructure	—	99,252	—	99,252
Water Utilities	270,484	—	—	270,484
Wireless Telecommunication Services	—	849,637	—	849,637
Total Common Stocks	70,162,376	33,061,603	—	103,223,979
Total U.S. Treasury & Government Agencies*	—	46,487,406	—	46,487,406
Total Mutual Funds*	10,617,330	—	—	10,617,330
Total Preferred Stock*	—	478,850	—	478,850
Total Rights*	14	—	—	14
Total Short-Term Investment*	—	6,266,112	—	6,266,112
Total Securities Lending Reinvestments*	—	4,998,925	—	4,998,925
Total Investments	$80,779,720	$91,292,896	$—	$172,072,616

Collateral for Securities Loaned (Liability)	$—	$(4,998,925)	$—	$(4,998,925)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$186,234	$—	$—	$186,234
Futures Contracts (Unrealized Depreciation)	(144,704)	—	—	(144,704)
Total Futures Contracts	$41,530	$—	$—	$41,530
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(3,230,264)	$—	$(3,230,264)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-38

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.0%
American Funds AMCAP Fund (Class R-6)	13,329,663	$388,159,775
American Funds American Mutual Fund (Class R-6)	10,120,229	387,908,359
American Funds Blue Chip Income and Growth Fund (Class 1)	27,433,303	387,083,910
American Funds Bond Fund (Class 1) (a)	53,878,695	588,355,344
American Funds Fundamental Investors Fund (Class R-6)	6,753,389	390,953,694
American Funds Global Bond Fund (Class 1) (a)	11,858,688	136,137,739
American Funds Global Small Capitalization Fund (Class 1)	6,681,893	145,999,358
American Funds Growth Fund (Class 1)	6,024,801	442,883,130
American Funds Growth-Income Fund (Class 1)	9,256,533	438,574,538
American Funds High-Income Bond Fund (Class 1) (a)	18,369,470	192,512,043
American Funds International Fund (Class 1)	15,845,794	292,830,277

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	24,676,105	384,947,243
American Funds New World Fund (Class 1)	4,502,714	97,258,620
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	40,816,437	496,736,034

Total Mutual Funds (Cost $4,330,424,818)		4,770,340,064

Total Investments—100.0% (Cost $4,330,424,818) (b)		4,770,340,064
Other assets and liabilities (net)—0.0%		(2,284,264)

Net Assets—100.0%		$4,768,055,800

(a)	Affiliated Issuer.
(b)	As of March 31, 2017, the aggregate cost of investments was $4,330,424,818. The aggregate unrealized appreciation and depreciation of investments were $475,701,249 and $(35,786,003), respectively, resulting in net unrealized appreciation of $439,915,246.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,770,340,064	$—	$—	$4,770,340,064
Total Investments	$4,770,340,064	$—	$—	$4,770,340,064

BHFTI-39

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,486,879	$363,617,908
American Funds American Mutual Fund (Class R-6)	7,886,796	302,300,898
American Funds Blue Chip Income and Growth Fund (Class 1)	21,360,935	301,402,786
American Funds Bond Fund (Class 1)	10,610,647	115,868,262
American Funds Fundamental Investors Fund (Class R-6)	5,794,630	335,451,109
American Funds Global Bond Fund (Class 1)	5,050,678	57,981,782
American Funds Global Small Capitalization Fund (Class 1)	6,928,717	151,392,466
American Funds Growth Fund (Class 1)	4,573,108	336,169,146
American Funds Growth-Income Fund (Class 1)	6,414,890	303,937,467
American Funds High-Income Bond Fund (Class 1)	8,485,017	88,922,978
American Funds International Fund (Class 1)	13,127,801	242,601,764
American Funds International Growth and Income Fund (Class 1) (a)	19,395,089	302,563,387

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	4,236,449	91,507,305
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,375,209	28,906,289

Total Mutual Funds (Cost $2,632,545,432)		3,022,623,547

Total Investments—100.1% (Cost $2,632,545,432) (b)		3,022,623,547
Other assets and liabilities (net)—(0.1)%		(1,512,300)

Net Assets—100.0%		$3,021,111,247

(a)	Affiliated Issuer.
(b)	As of March 31, 2017, the aggregate cost of investments was $2,632,545,432. The aggregate unrealized appreciation and depreciation of investments were $409,336,423 and $(19,258,308), respectively, resulting in net unrealized appreciation of $390,078,115.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,022,623,547	$—	$—	$3,022,623,547
Total Investments	$3,022,623,547	$—	$—	$3,022,623,547

BHFTI-40

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $960,161,618)	15,949,172	$1,172,423,646

Total Investments—100.1% (Cost $960,161,618) (b)		1,172,423,646
Other assets and liabilities (net)—(0.1)%		(638,445)

Net Assets—100.0%		$1,171,785,201

(a)	Affiliated Issuer.
(b)	As of March 31, 2017, the aggregate cost of investments was $960,161,618. The aggregate unrealized appreciation of investments was $212,262,028.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,172,423,646	$—	$—	$1,172,423,646
Total Investments	$1,172,423,646	$—	$—	$1,172,423,646

BHFTI-41

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,113,778	$148,913,221
American Funds American Mutual Fund (Class R-6)	6,985,965	267,772,047
American Funds Blue Chip Income and Growth Fund (Class 1)	16,827,631	237,437,867
American Funds Bond Fund (Class 1)	49,803,465	543,853,840
American Funds Fundamental Investors Fund (Class R-6)	2,587,990	149,818,747
American Funds Global Bond Fund (Class 1)	7,379,400	84,715,512
American Funds Global Small Capitalization Fund (Class 1)	1,373,615	30,013,492
American Funds Growth Fund (Class 1)	2,049,268	150,641,660
American Funds Growth-Income Fund (Class 1)	5,045,171	239,040,219
American Funds High-Income Bond Fund (Class 1) (a)	14,224,559	149,073,380
American Funds International Fund (Class 1)	8,147,594	150,567,543
American Funds International Growth and Income Fund (Class 1) (a)	11,567,030	180,445,669

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,393,952	30,109,372
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	46,995,627	571,936,779

Total Mutual Funds (Cost $2,734,211,387)		2,934,339,348

Total Investments—100.1% (Cost $2,734,211,387) (b)		2,934,339,348
Other assets and liabilities (net)—(0.1)%		(1,483,122)

Net Assets—100.0%		$2,932,856,226

(a)	Affiliated Issuer.
(b)	As of March 31, 2017, the aggregate cost of investments was $2,734,211,387. The aggregate unrealized appreciation and depreciation of investments were $230,793,835 and $(30,665,874), respectively, resulting in net unrealized appreciation of $200,127,961.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,934,339,348	$—	$—	$2,934,339,348
Total Investments	$2,934,339,348	$—	$—	$2,934,339,348

BHFTI-42

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—22.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—22.7%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/20 (a)	227,552,474	$230,945,509
0.125%, 04/15/21 (a)	260,407,564	263,092,887
0.125%, 07/15/26 (a)	140,570,262	137,143,721
0.375%, 07/15/25 (a)	96,475,501	96,722,092
0.625%, 01/15/26 (a)	126,878,148	129,179,464

Total U.S. Treasury & Government Agencies (Cost $842,860,929)		857,083,673

Foreign Government—18.0%

Sovereign—18.0%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	65,793,984	76,287,171
0.100%, 04/15/26 (EUR) (a)	85,349,225	100,384,127
1.750%, 04/15/20 (EUR) (a)	22,837,984	26,884,357
France Government Bond OAT 0.100%, 07/25/21 (EUR) (a)	22,107,598	24,935,766
0.100%, 03/01/25 (EUR) (a)	50,272,500	56,657,073
0.250%, 07/25/24 (EUR) (a)	23,284,404	26,653,103
1.100%, 07/25/22 (EUR) (a)	47,902,032	57,187,090
1.850%, 07/25/27 (EUR) (a)	21,224,434	27,782,006
2.250%, 07/25/20 (EUR) (a)	34,378,249	41,314,207
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (a)	91,686,654	136,098,878
0.125%, 03/22/26 (GBP) (a)	70,027,911	106,402,507

Total Foreign Government (Cost $705,052,426)		680,586,285

Short-Term Investments—55.9%

Mutual Funds—39.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.596%# (b)	352,113,317	352,113,317
Dreyfus Treasury Cash Management Fund, Institutional Class, 0.630%# (b)	331,856,006	331,856,006
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.951%# (b) (c)	139,703,181	139,717,152

Mutual Funds—(Continued)
State Street Institutional Treasury Plus Money Market Fund, Class, 0.597% (b) (c)	293,835,637	293,835,637
UBS Select Treasury Preferred Fund, Institutional Class, 0.620%# (b)	369,513,779	369,513,779

		1,487,035,891

U.S. Treasury—16.6%
U.S. Treasury Bills 0.488%, 04/06/17# (d)	11,026,000	11,025,438
0.495%, 04/13/17# (c) (d)	4,719,000	4,718,051
0.605%, 05/25/17# (c) (d)	4,067,000	4,062,791
0.609%, 06/01/17# (c) (d)	63,375,000	63,302,055
0.625%, 08/03/17 (d)	208,319,000	207,761,122
0.645%, 06/15/17# (c) (d)	17,641,000	17,615,226
0.645%, 08/17/17 (d)	17,366,000	17,314,267
0.670%, 08/31/17 (d)	304,854,000	303,782,743

		629,581,693

Total Short-Term Investments (Cost $2,116,961,794)		2,116,617,584

Total Investments—96.6% (Cost $3,664,875,149) (e)		3,654,287,542
Other assets and liabilities (net)—3.4%		127,189,004

Net Assets—100.0%		$3,781,476,546

*	Principal amount stated in U.S. dollars unless otherwise noted.
#	All or a portion represents positions held in the respective subsidiary.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2017.
(c)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2017, the market value of securities pledged was $149,740,662.
(d)	The rate shown represents current yield to maturity.
(e)	As of March 31, 2017, the aggregate cost of investments was $3,664,875,149. The aggregate unrealized appreciation and depreciation of investments were $14,222,930 and $(24,810,537), respectively, resulting in net unrealized depreciation of $(10,587,607).
(EUR)—	Euro
(GBP)—	British Pound

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	13,000	Citibank N.A.	06/21/17	$12,925	$114
CHF	26,000	Citibank N.A.	06/21/17	25,960	117
CHF	143,742	Citibank N.A.	06/21/17	143,026	1,144
CHF	194,006	Citibank N.A.	06/21/17	193,397	1,187
CHF	216,000	Citibank N.A.	06/21/17	215,075	1,568
CHF	236,306	Citibank N.A.	06/21/17	236,563	446

BHFTI-43

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	276,000	Citibank N.A.	06/21/17	$278,301	$(1,479)
CHF	359,356	Citibank N.A.	06/21/17	360,004	422
CHF	622,884	Citibank N.A.	06/21/17	620,692	4,047
CHF	715,000	Citibank N.A.	06/21/17	716,421	707
CHF	718,712	Citibank N.A.	06/21/17	714,718	6,134
CHF	766,626	Citibank N.A.	06/21/17	760,785	8,123
CHF	910,368	Citibank N.A.	06/21/17	903,962	9,116
EUR	1,973,000	Citibank N.A.	06/21/17	2,091,554	21,008
EUR	4,370,000	Citibank N.A.	06/21/17	4,654,346	24,769
EUR	4,720,000	Citibank N.A.	06/21/17	5,099,619	(45,746)
EUR	9,375,897	Citibank N.A.	06/21/17	10,045,149	(6,040)
GBP	1,593,000	Citibank N.A.	06/21/17	1,989,612	9,986
HKD	120,000	Citibank N.A.	06/21/17	15,469	(3)
HKD	3,497,000	Citibank N.A.	06/21/17	451,077	(363)
HKD	13,463,000	Citibank N.A.	06/21/17	1,737,047	(1,855)
HKD	14,484,000	Citibank N.A.	06/21/17	1,868,512	(1,728)
JPY	46,069,000	Citibank N.A.	06/21/17	402,763	12,298

Contracts to Deliver
CAD	297,000	Citibank N.A.	06/21/17	226,286	2,714
CAD	218,026	Citibank N.A.	06/21/17	162,756	(1,368)
CAD	212,133	Citibank N.A.	06/21/17	162,189	2,502
CAD	185,432	Citibank N.A.	06/21/17	141,709	2,121
CAD	179,581	Citibank N.A.	06/21/17	134,033	(1,150)
CAD	152,445	Citibank N.A.	06/21/17	113,485	(1,271)
CAD	130,702	Citibank N.A.	06/21/17	97,663	(726)
CAD	90,681	Citibank N.A.	06/21/17	68,690	428
CHF	1,000	Citibank N.A.	06/21/17	999	(4)
EUR	106,167,135	Citibank N.A.	06/21/17	113,074,862	(602,090)
EUR	96,515,577	Citibank N.A.	06/21/17	102,170,645	(1,172,039)
EUR	72,386,682	Citibank N.A.	06/21/17	76,916,593	(590,418)
EUR	70,578,390	Citibank N.A.	06/21/17	75,205,816	(364,993)
EUR	48,257,789	Citibank N.A.	06/21/17	51,174,418	(496,924)
EUR	29,926,880	Citibank N.A.	06/21/17	31,881,285	(162,497)
EUR	7,810,000	Citibank N.A.	06/21/17	8,335,917	(26,530)
GBP	36,948,063	Citibank N.A.	06/21/17	45,418,421	(960,275)
GBP	35,515,059	Citibank N.A.	06/21/17	44,276,103	(303,828)
GBP	34,082,054	Citibank N.A.	06/21/17	41,756,835	(1,024,331)
GBP	30,027,936	Citibank N.A.	06/21/17	37,363,470	(328,803)
GBP	28,412,047	Citibank N.A.	06/21/17	35,755,859	91,914
GBP	28,218,419	Citibank N.A.	06/21/17	35,247,213	(173,682)
GBP	506,718	Citibank N.A.	06/21/17	620,999	(15,054)
HKD	3,511,584	Citibank N.A.	06/21/17	452,913	319
HKD	3,218,708	Citibank N.A.	06/21/17	415,316	469
HKD	3,025,766	Citibank N.A.	06/21/17	390,314	335
HKD	2,927,641	Citibank N.A.	06/21/17	377,632	300
HKD	2,927,414	Citibank N.A.	06/21/17	377,438	136
HKD	2,926,887	Citibank N.A.	06/21/17	377,639	405
HKD	1,156,000	Citibank N.A.	06/21/17	149,071	79
HKD	729,000	Citibank N.A.	06/21/17	93,999	41
JPY	96,751,518	Citibank N.A.	06/21/17	866,946	(4,741)
JPY	55,774,903	Citibank N.A.	06/21/17	495,027	(7,479)
JPY	55,440,095	Citibank N.A.	06/21/17	493,547	(5,943)
JPY	39,329,971	Citibank N.A.	06/21/17	346,958	(7,387)
JPY	38,134,513	Citibank N.A.	06/21/17	336,608	(6,966)

Net Unrealized Depreciation					$(6,112,764)

BHFTI-44

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures#	04/04/17	25	USD	1,054,935	$165,221
Aluminum Futures#	04/25/17	144	USD	6,639,608	394,612
Aluminum Futures#	04/28/17	85	USD	3,857,527	295,488
Aluminum Futures#	05/10/17	66	USD	3,080,675	149,447
Aluminum Futures#	05/17/17	76	USD	3,568,949	153,626
Aluminum Futures#	05/24/17	14	USD	658,676	26,711
Aluminum Futures#	06/19/17	1,465	USD	69,411,561	2,529,095
Amsterdam Index Futures	04/21/17	80	EUR	8,151,840	97,463
Australian 10 Year Treasury Bond Futures	06/15/17	1,211	AUD	152,290,550	2,490,512
CAC 40 Index Futures	04/21/17	473	EUR	23,489,398	754,139
Canada Government Bond 10 Year Futures	06/21/17	1,318	CAD	179,706,975	963,105
Copper Futures#	05/26/17	1,637	USD	112,600,135	(4,046,573)
Cotton No. 2 Futures#	05/08/17	82	USD	3,140,191	30,339
DAX Index Futures	06/16/17	73	EUR	21,942,816	595,830
Euro Stoxx 50 Index Futures	06/16/17	1,940	EUR	64,532,517	2,060,932
Euro-Bund Futures	06/08/17	5,978	EUR	967,495,017	(2,695,011)
FTSE 100 Index Futures	06/16/17	992	GBP	72,265,617	(116,090)
FTSE JSE Top 40 Index Futures	06/15/17	498	ZAR	224,572,631	249,847
FTSE MIB Index Futures	06/16/17	50	EUR	4,776,941	251,561
H-Shares Index Futures	04/27/17	45	HKD	23,544,049	(50,962)
Hang Seng Index Futures	04/27/17	39	HKD	47,510,127	(58,506)
IBEX 35 Index Futures	04/21/17	76	EUR	7,516,042	424,251
Japanese Government 10 Year Bond Futures	06/13/17	324	JPY	48,688,965,216	15,762
KOSPI 200 Index Futures	06/08/17	542	KRW	36,794,896,907	1,229,950
Lean Hogs Futures#	06/14/17	673	USD	20,790,617	(910,197)
Live Cattle Futures#	06/30/17	277	USD	11,822,496	462,454
MSCI Taiwan Index Futures	04/27/17	251	USD	9,191,428	(87,658)
Nickel Futures#	04/04/17	14	USD	844,299	(7,449)
Nickel Futures#	04/25/17	65	USD	3,778,397	114,918
Nickel Futures#	04/28/17	37	USD	2,204,671	11,952
Nickel Futures#	05/10/17	28	USD	1,767,593	(88,853)
Nickel Futures#	05/17/17	31	USD	2,040,544	(181,102)
Nickel Futures#	05/24/17	6	USD	386,987	(26,920)
Nickel Futures#	06/19/17	568	USD	36,952,561	(2,811,217)
Russell 2000 Index Mini Futures	06/16/17	1,099	USD	74,967,782	1,104,998
S&P 500 Index E-Mini Futures	06/16/17	7,065	USD	835,994,642	(2,607,242)
S&P Midcap 400 Index E-Mini Futures	06/16/17	551	USD	94,113,959	558,861
S&P TSX 60 Index Futures	06/15/17	348	CAD	63,403,413	59,215
SGX CNX Nifty Index Futures	04/27/17	1,142	USD	20,898,158	110,074
SPI 200 Index Futures	06/15/17	348	AUD	50,057,738	626,375
Soybean Futures#	05/12/17	25	USD	1,279,560	(97,060)
Soybean Meal Futures#	05/12/17	171	USD	5,852,851	(579,211)
Soybean Oil Futures#	05/12/17	448	USD	9,327,850	(785,386)
Sugar No. 11 Futures#	04/28/17	1,874	USD	43,218,329	(8,041,100)
TOPIX Index Futures	06/08/17	878	JPY	13,503,149,324	(2,006,641)
U.S. Treasury Note 10 Year Futures	06/21/17	10,595	USD	1,315,764,367	3,975,321
United Kingdom Long Gilt Bond Futures	06/28/17	1,006	GBP	126,364,455	2,482,028
Wheat Futures#	05/12/17	35	USD	783,240	(36,865)
Zinc Futures#	04/04/17	9	USD	579,931	38,875
Zinc Futures#	04/25/17	20	USD	1,393,299	(14,234)
Zinc Futures#	04/28/17	5	USD	352,262	(7,380)
Zinc Futures#	05/10/17	6	USD	434,806	(20,384)
Zinc Futures#	05/17/17	10	USD	703,487	(12,237)
Zinc Futures#	05/24/17	7	USD	493,312	(9,437)
Zinc Futures#	06/19/17	564	USD	40,042,435	(971,335)

BHFTI-45

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures#	04/04/17	(25)	USD	(1,054,939)	$(165,218)
Aluminum Futures#	04/25/17	(144)	USD	(6,657,847)	(376,373)
Aluminum Futures#	04/28/17	(85)	USD	(3,835,417)	(317,598)
Aluminum Futures#	05/10/17	(66)	USD	(3,081,626)	(148,497)
Aluminum Futures#	05/17/17	(76)	USD	(3,568,489)	(154,086)
Aluminum Futures#	05/24/17	(14)	USD	(659,366)	(26,022)
Nickel Futures#	04/04/17	(14)	USD	(841,730)	4,880
Nickel Futures#	04/25/17	(65)	USD	(3,757,140)	(136,176)
Nickel Futures#	04/28/17	(37)	USD	(2,205,923)	(10,700)
Nickel Futures#	05/10/17	(28)	USD	(1,754,145)	75,405
Nickel Futures#	05/17/17	(31)	USD	(2,044,994)	185,552
Nickel Futures#	05/24/17	(6)	USD	(386,262)	26,195
Zinc Futures#	04/04/17	(9)	USD	(573,559)	(45,247)
Zinc Futures#	04/25/17	(20)	USD	(1,394,154)	15,089
Zinc Futures#	04/28/17	(5)	USD	(356,193)	11,311
Zinc Futures#	05/10/17	(6)	USD	(431,235)	16,814
Zinc Futures#	05/17/17	(10)	USD	(710,476)	19,226
Zinc Futures#	05/24/17	(7)	USD	(492,914)	9,039

Net Unrealized Depreciation					$(4,862,494)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
04/12/17	Bank of America N.A.	Bovespa Index Futures	BRL	62,439,415	$(703,831)	$—	$(703,831)
04/27/17	Citibank N.A.	Brent Crude Futures#	USD	53,131,069	1,523,061	—	1,523,061
04/27/17	Merrill Lynch International	Brent Crude Futures#	USD	41,967,520	1,284,720	—	1,284,720
06/21/17	Bank of America N.A.	Canada Government Bond 10 Year Futures	CAD	31,435,797	214,403	—	214,403
04/12/17	Citibank N.A.	Coffee “C” Futures#	USD	18,295,263	(743,463)	—	(743,463)
04/12/17	Merrill Lynch International	Coffee “C” Futures#	USD	14,972,194	(711,356)	—	(711,356)
01/01/00	Merrill Lynch International	Commodity Excess-Return Index#	USD	43,138,599	(874,654)	—	(874,654)
04/21/17	Citibank N.A.	Corn No. 2 Futures#	USD	53,821,866	(2,116,579)	—	(2,116,579)
04/21/17	Merrill Lynch International	Corn No. 2 Futures#	USD	53,538,300	(1,741,950)	—	(1,741,950)
04/13/17	Citibank N.A.	Cotton No. 2 Futures#	USD	5,906,042	87,033	—	87,033
04/13/17	Merrill Lynch International	Cotton No. 2 Futures#	USD	11,375,575	223,925	—	223,925
04/19/17	Citibank N.A.	Crude Oil Futures#	USD	55,423,434	(3,103,034)	—	(3,103,034)
04/19/17	Merrill Lynch International	Crude Oil Futures#	USD	40,866,060	(2,308,860)	—	(2,308,860)
06/08/17	Bank of America N.A.	Euro-Bund Futures	EUR	124,781,094	(1,209,083)	—	(1,209,083)
05/31/17	Citibank N.A.	Gold 100 oz. Futures#	USD	70,085,169	857,871	—	857,871
05/31/17	Merrill Lynch International	Gold 100 oz. Futures#	USD	91,545,400	1,043,400	—	1,043,400
04/27/17	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	358,100,681	(804,360)	—	(804,360)
04/27/17	Goldman Sachs & Co.	Hang Seng China Enterprises Index Futures	HKD	128,092,937	(265,706)	—	(265,706)
04/27/17	Bank of America N.A.	Hang Seng Index Futures	HKD	65,774,710	(79,909)	—	(79,909)
04/27/17	Goldman Sachs & Co.	Hang Seng Index Futures	HKD	23,150,109	(29,037)	—	(29,037)
06/13/17	Bank of America N.A.	Japanese Government 10 Year Bond Futures	JPY	16,686,574,500	(49,353)	—	(49,353)
04/21/17	Citibank N.A.	KC Hard Red Winter Wheat Future#	USD	14,508,176	(1,388,576)	—	(1,388,576)
04/21/17	Merrill Lynch International	KC Hard Red Winter Wheat Future#	USD	2,899,275	(250,125)	—	(250,125)

BHFTI-46

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements—(Continued)

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
06/14/17	Merrill Lynch International	Lean Hogs Futures#	USD	13,934,970	$(641,970)	$—	$(641,970)
06/02/17	Merrill Lynch International	Live Cattle Futures#	USD	38,876,320	1,570,880	—	1,570,880
06/28/17	Bank of America N.A.	Long Gilt Futures	GBP	70,305,928	1,426,893	—	1,426,893
04/27/17	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	18,325,550	(190,550)	—	(190,550)
04/27/17	Goldman Sachs & Co.	MSCI Taiwan Stock Index Futures	USD	3,116,801	(33,851)	—	(33,851)
04/26/17	Citibank N.A.	Natural Gas Futures#	USD	57,086,190	5,214,510	—	5,214,510
04/26/17	Merrill Lynch International	Natural Gas Futures#	USD	40,304,790	3,621,510	—	3,621,510
04/27/17	Citibank N.A.	NY Harbor ULSD Futures#	USD	31,079,674	(922,935)	—	(922,935)
04/27/17	Merrill Lynch International	NY Harbor ULSD Futures#	USD	18,612,758	(558,394)	—	(558,394)
04/27/17	Citibank N.A.	RBOB Gasoline Futures#	USD	32,354,830	(96,603)	—	(96,603)
04/27/17	Merrill Lynch International	RBOB Gasoline Futures#	USD	20,855,621	(41,555)	—	(41,555)
04/28/17	Citibank N.A.	Silver Futures#	USD	37,384,065	497,135	—	497,135
04/28/17	Merrill Lynch International	Silver Futures#	USD	24,261,110	293,210	—	293,210
04/21/17	Citibank N.A.	Soybean Futures#	USD	44,896,093	(4,927,593)	—	(4,927,593)
04/21/17	Merrill Lynch International	Soybean Futures#	USD	39,437,950	(4,388,650)	—	(4,388,650)
04/21/17	Citibank N.A.	Soybean Meal Futures#	USD	14,120,579	(1,476,179)	—	(1,476,179)
04/21/17	Merrill Lynch International	Soybean Meal Futures#	USD	12,061,000	(1,267,000)	—	(1,267,000)
04/21/17	Citibank N.A.	Soybean Oil Futures#	USD	19,078,521	(1,650,369)	—	(1,650,369)
04/21/17	Merrill Lynch International	Soybean Oil Futures#	USD	9,824,568	(786,336)	—	(786,336)
04/17/17	Citibank N.A.	Sugar No. 11 Futures#	USD	2,313,065	(417,174)	—	(417,174)
04/17/17	Merrill Lynch International	Sugar No. 11 Futures#	USD	731,853	(131,174)	—	(131,174)
06/16/17	Bank of America N.A.	Swiss Market Index Futures	CHF	43,388,659	245,226	—	245,226
06/21/17	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	886,952,249	1,302,939	—	1,302,939
04/21/17	Citibank N.A.	Wheat Futures#	USD	31,488,793	(2,209,568)	—	(2,209,568)
04/21/17	Merrill Lynch International	Wheat Futures#	USD	16,854,438	(988,638)	—	(988,638)

Totals					$(17,701,699)	$—	$(17,701,699)

#	All or a portion represents positions held in the respective Subsidiary.

Index Information

Commodity Excess-Return Index—a commodity index composed of futures contracts on Aluminum, Brent Crude, Coffee ‘C’, Copper, Corn, Cotton No.2, Gasoline RBOB, Gold, Heating Oil, Kansas Wheat, Lean Hogs, Live Cattle, Natural Gas, Nickel, Silver, Soybean Meal, Soybean Oil, Soybeans, Sugar No.11, Wheat, WTI Crude and Zinc.

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-47

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$857,083,673	$—	$857,083,673
Total Foreign Government*	—	680,586,285	—	680,586,285
Short-Term Investments
Mutual Funds	1,487,035,891	—	—	1,487,035,891
U.S. Treasury	—	629,581,693	—	629,581,693
Total Short-Term Investments	1,487,035,891	629,581,693	—	2,116,617,584
Total Investments	$1,487,035,891	$2,167,251,651	$—	$3,654,287,542

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$202,949	$—	$202,949
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,315,713)	—	(6,315,713)
Total Forward Contracts	$—	$(6,112,764)	$—	$(6,112,764)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$22,786,473	$—	$—	$22,786,473
Futures Contracts (Unrealized Depreciation)	(27,648,967)	—	—	(27,648,967)
Total Futures Contracts	$(4,862,494)	$—	$—	$(4,862,494)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$19,406,716	$—	$19,406,716
OTC Swap Contracts at Value (Liabilities)	—	(37,108,415)	—	(37,108,415)
Total OTC Swap Contracts	$—	$(17,701,699)	$—	$(17,701,699)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-48

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—54.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—54.3%
Consumer Discretionary Select Sector SPDR Fund (a)	1,722,245	$151,471,448
Consumer Staples Select Sector SPDR Fund (a)	2,535,939	138,411,551
Energy Select Sector SPDR Fund (a)	1,385,355	96,836,314
Financial Select Sector SPDR Fund (a)	9,339,060	221,615,894
Health Care Select Sector SPDR Fund (a)	2,109,513	156,863,387
Industrial Select Sector SPDR Fund (a)	2,443,819	158,994,864
iShares 1-3 Year Credit Bond ETF (a) (b)	4,618,949	486,052,003
iShares Core U.S. Aggregate Bond ETF (a) (b)	3,049,604	330,851,538
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	454,920,362
iShares Intermediate Credit Bond ETF (a) (b)	1,173,627	127,878,398
iShares MSCI EAFE Fund (a) (b)	5,598,492	348,730,067
iShares MSCI Japan Fund (a) (b)	744,558	38,344,737
iShares U.S. Real Estate ETF (a) (b)	1,833,604	143,919,578
Materials Select Sector SPDR Fund (a)	1,102,186	57,765,568
Powershares QQQ Trust - Series 1 (a)	2,330,863	308,559,644
Real Estate Select Sector SPDR Fund (a)	1,299,492	41,063,947
Technology Select Sector SPDR Fund (a)	3,193,938	170,268,835
Utilities Select Sector SPDR Fund (a)	1,071,224	54,964,503
Vanguard Short-Term Corporate Bond ETF (a)	1,458,405	116,293,215
Vanguard Total Bond Market ETF	4,769,518	386,712,519

Total Mutual Funds (Cost $3,660,462,413)		3,990,518,372

Short-Term Investments—42.4%

Mutual Fund—1.7%
SSGA USD Liquidity Fund, S2 Shares, 0.933%# (c)	121,753,925	121,753,925

Repurchase Agreement—40.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $2,992,648,894 on 04/03/17, collateralized by $3,031,540,000 U.S. Treasury Notes with rates ranging from 1.375% - 2.625%, maturity dates ranging from 07/31/20 - 11/15/26, with a value of $3,052,490,619.	2,992,626,449	2,992,626,449

Total Short-Term Investments (Cost $3,114,380,374)		3,114,380,374

Securities Lending Reinvestments (d)—16.1%
Security Description	Principal Amount*	Value

Certificates of Deposit—9.5%
Bank of Nova Scotia Houston 1.355%, 11/03/17 (e)	10,000,000	$10,010,984
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (e)	40,000,000	40,019,320
Canadian Imperial Bank 1.423%, 05/23/17 (e)	10,005,021	10,004,042
Chiba Bank, Ltd., New York
1.100%, 04/07/17	3,250,000	3,250,036
1.240%, 05/09/17	11,000,000	11,005,082
Cooperative Rabobank UA New York 1.422%, 10/13/17 (e)	12,000,000	12,016,344
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (e)	30,000,000	30,003,390
Credit Suisse AG New York 1.581%, 04/11/17 (e)	17,000,000	17,001,394
Danske Bank A/S London Zero Coupon, 05/12/17	9,971,056	9,989,700
DNB NOR Bank ASA 1.279%, 07/28/17 (e)	17,000,000	17,007,514
HSBC Bank New York 1.144%, 08/01/17 (e)	31,000,000	31,017,391
ING Bank NV 1.461%, 04/18/17 (e)	32,700,000	32,713,935
KBC Bank NV
Zero Coupon, 04/28/17	24,930,713	24,984,750
1.150%, 04/18/17	20,000,000	20,001,800
1.170%, 04/06/17	15,550,000	15,550,156
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (e)	20,000,000	20,002,440
Mizuho Bank, Ltd., New York
1.543%, 05/17/17	16,200,000	16,204,811
1.582%, 04/26/17 (e)	9,550,000	9,551,585
1.591%, 04/11/17 (e)	25,000,000	25,001,900
1.643%, 04/18/17 (e)	18,100,000	18,102,624
National Australia Bank London 1.338%, 11/09/17 (e)	18,500,000	18,469,845
Natixis New York 1.444%, 04/07/17 (e)	15,000,000	15,000,825
Norinchukin Bank New York 1.346%, 08/21/17 (e)	55,000,000	55,017,215
Rabobank London 1.422%, 10/13/17 (e)	14,000,000	14,034,231
Royal Bank of Canada New York 1.422%, 10/13/17 (e)	25,000,000	25,044,725
Sumitomo Bank New York 1.390%, 06/05/17 (e)	16,400,000	16,407,757
Sumitomo Mitsui Banking Corp., New York
1.534%, 04/07/17 (e)	16,500,000	16,500,957
1.591%, 04/12/17 (e)	5,000,000	5,000,997
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	5,000,000	5,000,750
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (e)	20,000,000	20,013,594

BHFTI-49

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., New York
1.308%, 08/16/17 (e)	25,000,000	$25,011,775
1.558%, 04/10/17 (e)	25,000,000	25,003,150
Svenska Handelsbanken New York 1.508%, 05/18/17 (e)	25,000,000	25,012,925
UBS, Stamford
1.301%, 05/12/17 (e)	19,600,000	19,604,822
1.589%, 07/31/17 (e)	4,309,320	4,311,844
Wells Fargo Bank San Francisco N.A.
1.412%, 10/26/17 (e)	18,700,000	18,730,574
1.452%, 04/26/17 (e)	17,000,000	17,004,522

		698,609,706

Commercial Paper—3.6%
Barton Capital S.A. 1.110%, 04/21/17	9,971,633	9,993,330
Den Norske ASA 1.432%, 04/27/17 (e)	16,900,000	16,903,650
Kells Funding LLC 1.010%, 05/25/17	64,823,110	64,880,205
LMA S.A. & LMA Americas 1.120%, 04/13/17	7,778,160	7,797,223
Macquarie Bank, Ltd.
1.120%, 04/20/17	10,969,200	10,992,861
1.120%, 04/24/17	24,930,000	24,981,125
Ridgefield Funding Co. LLC
1.080%, 05/08/17	7,978,640	7,990,672
1.300%, 06/12/17	24,874,514	24,940,975
1.366%, 08/21/17 (e)	23,000,000	23,005,244
Sheffield Receivables Co.
1.170%, 04/07/17	9,970,425	9,997,620
1.170%, 05/15/17	24,922,813	24,961,750
Versailles Commercial Paper LLC
0.850%, 04/03/17	11,986,683	11,999,340
1.120%, 04/24/17	5,783,760	5,796,445
1.120%, 04/25/17	21,439,800	21,486,262

		265,726,702

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $4,542,489 on 04/03/17, collateralized by $6,533,294 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $4,633,044.	4,542,197	4,542,197
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $15,096,725 on 07/03/17, collateralized by various Common Stock with a value of $16,500,000.	15,000,000	15,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $4,604 on 04/03/17, collateralized by $4,658 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $4,696.	4,604	4,604
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $9,005,850 on 04/03/17, collateralized by $1,390,484 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $9,881,879.	9,000,000	9,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $45,259,200 on 06/02/17, collateralized by various Common Stock with a value of $49,500,001.	45,000,000	45,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $22,720,313 on 07/03/17, collateralized by various Common Stock with a value of $24,750,001.	22,500,000	22,500,000

		96,046,801

Time Deposits—1.7%
Nordea Bank New York
0.810%, 04/03/17	10,000,000	10,000,000
0.810%, 04/03/17	10,000,000	10,000,000
OP Corporate Bank plc 1.200%, 04/10/17	26,500,000	26,500,000
Shinkin Central Bank 1.440%, 04/26/17	21,000,000	21,000,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	35,000,000	35,000,000
Svenska
0.800%, 04/03/17	10,000,000	10,000,000
0.800%, 04/03/17	10,000,000	10,000,000

		122,500,000

Total Securities Lending Reinvestments (Cost $1,182,622,913)		1,182,883,209

Total Investments—112.8% (Cost $7,957,465,700) (f)		8,287,781,955
Other assets and liabilities (net)—(12.8)%		(942,634,538)

Net Assets—100.0%		$7,345,147,417

BHFTI-50

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

#	All or a portion represents positions held in the respective subsidiary.
*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $1,155,252,407 and the collateral received consisted of cash in the amount of $1,182,141,650. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2017.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	As of March 31, 2017, the aggregate cost of investments was $7,957,465,700. The aggregate unrealized appreciation and depreciation of investments were $351,948,147 and $(21,631,892), respectively, resulting in net unrealized appreciation of $330,316,255.
(ETF)—	Exchange-Traded Fund

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
SEK	362,000,000	HSBC Bank plc	04/05/17	$39,905,556	$495,102
SEK	362,000,000	HSBC Bank plc	06/21/17	40,679,594	(128,457)

Contracts to Deliver
SEK	362,000,000	HSBC Bank plc	04/05/17	40,531,897	131,239

Net Unrealized Appreciation					$497,884

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Amsterdam Index Futures	04/21/17	520	EUR	52,987,106	$633,353
Australian Currency Futures	06/19/17	303	USD	22,946,296	190,784
British Pound Currency Futures	06/19/17	3,227	USD	246,697,817	6,541,008
CAC 40 Index Futures	04/21/17	3,904	EUR	194,277,586	5,794,360
DAX Index Futures	06/16/17	593	EUR	177,971,527	5,134,838
Euro Currency Futures	06/19/17	6,189	USD	820,492,595	8,988,130
Euro Stoxx 50 Index Futures	06/16/17	2,992	EUR	99,672,297	3,022,909
FTSE 100 Index Futures	06/16/17	2,794	GBP	203,266,394	13,877
FTSE MIB Index Futures	06/16/17	272	EUR	26,054,725	1,295,772
Hang Seng Index Futures	04/27/17	382	HKD	463,830,914	(376,866)
IBEX 35 Index Futures	04/21/17	385	EUR	38,116,032	2,105,061
Japanese Yen Currency Futures	06/19/17	1,995	USD	218,633,626	6,090,655
MSCI Singapore Index Futures	04/27/17	909	SGD	31,279,162	340,818
Nikkei 225 Index Futures	06/08/17	1,846	JPY	35,493,312,657	(5,258,714)
OMX Stockholm 30 Index Futures	04/21/17	2,876	SEK	447,517,823	841,153
Russell 2000 Index Mini Futures	06/16/17	4,084	USD	278,251,701	4,442,779
S&P 500 Index E-Mini Futures	06/16/17	475	USD	56,329,823	(298,823)
SPI 200 Index Futures	06/15/17	1,046	AUD	150,155,580	2,115,989
Swiss Franc Currency Futures	06/19/17	902	USD	111,876,278	1,324,722
U.S. Treasury Long Bond Futures	06/21/17	1,278	USD	194,199,990	(1,421,678)
U.S. Treasury Note 10 Year Futures	06/21/17	1,760	USD	219,975,188	(745,187)
U.S. Treasury Note 5 Year Futures	06/30/17	1,745	USD	206,025,920	(593,068)
U.S. Treasury Ultra Long Bond Futures	06/21/17	200	USD	32,423,277	(298,277)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/30/17	(226)	USD	(48,950,101)	31,695

Net Unrealized Appreciation					$39,915,290

BHFTI-51

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
1.000%	07/19/17	UBS AG	MSCI Switzerland Net Return Index	CHF	128,924,682	$7,368,098	$—	$7,368,098
0.100%	09/01/17	JPMorgan Chase Bank N.A.	S&P GSCI Commodity Index #	USD	291,663,300	(12,125,589)	—	(12,125,589)

Totals						$(4,757,491)	$—	$(4,757,491)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	3M LIBOR	2.130%	11/16/26	USD	59,000,000	$(1,370,811)
Pay	3M LIBOR	2.170%	12/01/26	USD	294,000,000	(5,851,682)
Pay	3M LIBOR	2.230%	12/02/26	USD	326,000,000	(4,776,125)
Pay	3M LIBOR	2.240%	12/09/26	USD	180,000,000	(2,506,815)
Pay	3M LIBOR	2.265%	12/06/26	USD	308,000,000	(3,598,561)
Pay	3M LIBOR	2.280%	12/08/26	USD	319,000,000	(3,312,442)
Pay	3M LIBOR	2.280%	12/12/26	USD	326,000,000	(3,416,750)
Pay	3M LIBOR	2.330%	12/13/26	USD	269,000,000	(1,770,387)
Pay	3M LIBOR	2.382%	12/14/26	USD	121,000,000	(177,523)

Net Unrealized Depreciation						$(26,781,096)

#	All or a portion represents positions held in the respective subsidiary.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,990,518,372	$—	$—	$3,990,518,372
Short-Term Investments
Mutual Fund	121,753,925	—	—	121,753,925
Repurchase Agreement	—	2,992,626,449	—	2,992,626,449
Total Short-Term Investments	121,753,925	2,992,626,449	—	3,114,380,374
Total Securities Lending Reinvestments*	—	1,182,883,209	—	1,182,883,209
Total Investments	$4,112,272,297	$4,175,509,658	$—	$8,287,781,955

Collateral for Securities Loaned (Liability)	$—	$(1,182,141,650)	$—	$(1,182,141,650)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$626,341	$—	$626,341
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(128,457)	—	(128,457)
Total Forward Contracts	$—	$497,884	$—	$497,884
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$48,907,903	$—	$—	$48,907,903
Futures Contracts (Unrealized Depreciation)	(8,992,613)	—	—	(8,992,613)
Total Futures Contracts	$39,915,290	$—	$—	$39,915,290
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(26,781,096)	$—	$(26,781,096)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$7,368,098	$—	$7,368,098
OTC Swap Contracts at Value (Liabilities)	—	(12,125,589)	—	(12,125,589)
Total OTC Swap Contracts	$—	$(4,757,491)	$—	$(4,757,491)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-53

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—85.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Acosta, Inc. 7.750%, 10/01/22 (144A) (a)	858,000	$728,442
Clear Channel International B.V. 8.750%, 12/15/20 (144A)	1,119,000	1,188,937
MDC Partners, Inc. 6.500%, 05/01/24 (144A) (a)	888,000	846,930

		2,764,309

Aerospace/Defense—1.6%
Accudyne Industries Borrower / Accudyne Industries LLC 7.750%, 12/15/20 (144A)	1,620,000	1,360,800
Arconic, Inc.
5.125%, 10/01/24	2,072,000	2,140,376
5.900%, 02/01/27	313,000	335,082
5.950%, 02/01/37	130,000	129,675
6.750%, 01/15/28	128,000	140,400
KLX, Inc. 5.875%, 12/01/22 (144A)	1,335,000	1,376,719
Kratos Defense & Security Solutions, Inc. 7.000%, 05/15/19	142,000	142,000
National Air Cargo Group, Inc. 11.875%, 05/02/18 (b) (c)	275,092	263,813
11.875%, 05/08/18 (b) (c)	289,728	277,270
TransDigm, Inc. 6.000%, 07/15/22	1,873,000	1,897,536
6.375%, 06/15/26	125,000	125,074
6.500%, 07/15/24 (a)	2,440,000	2,473,550
6.500%, 05/15/25	505,000	509,419
6.500%, 05/15/25 (144A)	289,000	291,529

		11,463,243

Agriculture—0.0%
Tereos Finance Groupe I S.A. 4.125%, 06/16/23 (EUR)	200,000	217,147

Airlines—0.3%
Continental Airlines Pass-Through Trust 6.125%, 04/29/18	900,000	935,010
Norwegian Air Shuttle ASA Pass-Through Trust 7.500%, 11/10/23 (144A)	525,000	562,406
Virgin Australia Pass-Through Trust 7.125%, 10/23/18 (144A)	864,787	883,726

		2,381,142

Apparel—0.0%
BiSoho SAS 5.875%, 05/01/23 (EUR)	150,000	171,238
Levi Strauss & Co. 3.375%, 03/15/27 (EUR)	100,000	106,947

		278,185

Auto Manufacturers—0.1%
Aston Martin Capital Holdings, Ltd. 5.750%, 04/15/22 (GBP)	100,000	125,290
Fiat Chrysler Finance Europe 4.750%, 03/22/21 (EUR)	100,000	117,753
Navistar International Corp. 8.250%, 11/01/21	384,000	383,996

		627,039

Auto Parts & Equipment—0.3%
Adient Global Holdings, Ltd. 3.500%, 08/15/24 (EUR)	100,000	107,368
Allison Transmission, Inc. 5.000%, 10/01/24 (144A)	36,000	36,360
Faurecia 3.625%, 06/15/23 (EUR)	200,000	222,460
Federal-Mogul Holdings LLC 4.545%, 04/15/24 (EUR) (d)	132,000	140,128
FTE Verwaltungs GmbH 9.000%, 07/15/20 (EUR)	100,000	111,481
IHO Verwaltungs GmbH 2.750%, 09/15/21 (EUR) (e)	200,000	218,677
3.250%, 09/15/23 (EUR) (e)	200,000	218,470
3.750%, 09/15/26 (EUR) (e)	150,000	162,500
4.125%, 09/15/21 (144A) (a) (e)	455,000	457,275
4.500%, 09/15/23 (144A) (e)	200,000	197,750
LKQ Italia Bondco S.p.A. 3.875%, 04/01/24 (EUR)	200,000	224,864
Samvardhana Motherson Automotive Systems Group B.V. 4.125%, 07/15/21 (EUR)	131,000	142,895

		2,240,228

Banks—2.3%
Allied Irish Banks plc 4.125%, 11/26/25 (EUR) (d)	225,000	251,503
Banco BPM S.p.A. 2.750%, 07/27/20 (EUR)	400,000	434,721
4.250%, 01/30/19 (EUR)	100,000	111,508
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (f)	400,000	123,749
4.750%, 01/15/18 (EUR) (f)	1,000,000	309,372
Bank of America Corp. 5.125%, 06/17/19 (a) (d)	690,000	692,587
6.100%, 03/17/25 (d)	304,000	322,088
6.250%, 09/05/24 (d)	1,160,000	1,220,900
6.500%, 10/23/24 (a) (d)	1,027,000	1,120,714
Bank of Ireland 4.250%, 06/11/24 (EUR) (d)	320,000	357,250
Bankia S.A. 3.375%, 03/15/27 (EUR) (d)	100,000	107,566
4.000%, 05/22/24 (EUR) (d)	600,000	661,146
CaixaBank S.A. 3.500%, 02/15/27 (EUR) (d)	100,000	109,648

BHFTI-54

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 5.950%, 08/15/20 (d)	425,000	$443,063
6.125%, 11/15/20 (d)	375,000	395,625
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	114,894
Intesa Sanpaolo S.p.A. 2.855%, 04/23/25 (EUR)	100,000	105,157
3.928%, 09/15/26 (EUR)	200,000	219,586
6.625%, 09/13/23 (EUR)	200,000	252,208
JPMorgan Chase & Co. 5.000%, 07/01/19 (d)	350,000	353,938
5.300%, 05/01/20 (d)	2,335,000	2,419,644
6.100%, 10/01/24 (d)	571,000	603,404
6.125%, 04/30/24 (a) (d)	243,000	257,580
Liberbank S.A. 6.875%, 03/14/27 (EUR) (d)	100,000	109,560
Morgan Stanley 5.550%, 07/15/20 (d)	345,000	354,936
Royal Bank of Scotland Group plc 8.625%, 08/15/21 (a) (d)	238,000	248,115
U.S. Bancorp 5.300%, 04/15/27 (d)	994,000	1,012,637
UniCredit S.p.A. 4.375%, 01/03/27 (EUR) (d)	100,000	109,987
5.750%, 10/28/25 (EUR) (d)	300,000	344,686
6.950%, 10/31/22 (EUR)	200,000	250,640
Unione di Banche Italiane S.p.A. 4.450%, 09/15/27 (EUR) (d)	100,000	106,971
Wells Fargo & Co. 5.875%, 06/15/25 (a) (d)	1,655,000	1,783,994
5.900%, 06/15/24 (d)	760,000	793,516

		16,102,893

Building Materials—0.8%
BMBG Bond Finance SCA 3.000%, 06/15/21 (EUR)	100,000	109,614
Cemex Finance LLC 4.625%, 06/15/24 (EUR)	200,000	225,624
CPG Merger Sub LLC 8.000%, 10/01/21 (144A) (a)	2,117,000	2,217,558
Kerneos Corporate SAS 5.750%, 03/01/21 (EUR)	131,000	144,188
Norbord, Inc. 6.250%, 04/15/23 (144A)	540,000	567,000
PCF GmbH 7.875%, 08/01/19 (EUR)	100,000	111,045
Ply Gem Industries, Inc. 6.500%, 02/01/22	1,420,000	1,486,456
Standard Industries, Inc. 5.125%, 02/15/21 (144A)	107,000	111,280
5.375%, 11/15/24 (144A)	112,000	113,469
Titan Global Finance plc 3.500%, 06/17/21 (EUR)	100,000	110,947
USG Corp. 5.500%, 03/01/25 (144A)	347,000	360,880

		5,558,061

Chemicals—2.4%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A) (a)	1,475,000	1,493,437
Axalta Coating Systems Dutch Holding B.V. 3.750%, 01/15/25 (EUR)	100,000	111,950
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A) (a)	459,000	470,475
Blue Cube Spinco, Inc. 9.750%, 10/15/23 (a)	195,000	233,513
10.000%, 10/15/25	90,000	108,675
CF Industries, Inc. 4.950%, 06/01/43	480,000	406,800
5.150%, 03/15/34 (a)	225,000	210,375
7.125%, 05/01/20	300,000	326,607
Chemours Co. (The) 6.625%, 05/15/23	448,000	474,880
7.000%, 05/15/25	301,000	324,027
Hexion, Inc. 10.375%, 02/01/22 (144A) (a)	483,000	481,793
Huntsman International LLC 4.875%, 11/15/20	570,000	594,225
5.125%, 11/15/22	46,000	48,070
Ineos Finance plc 4.000%, 05/01/23 (EUR)	232,000	254,574
Inovyn Finance plc 6.250%, 05/15/21 (EUR)	150,000	168,659
LANXESS AG 4.500%, 12/06/76 (EUR) (d)	75,000	85,538
Momentive Performance Materials, Inc. 3.880%, 10/24/21 (a)	2,658,000	2,614,807
Monitchem HoldCo 3 S.A. 5.250%, 06/15/21 (EUR)	160,000	174,566
NOVA Chemicals Corp. 5.250%, 08/01/23 (144A) (a)	170,000	173,825
Platform Specialty Products Corp. 6.500%, 02/01/22 (144A)	4,101,000	4,254,787
10.375%, 05/01/21 (144A)	148,000	164,650
PQ Corp. 6.750%, 11/15/22 (144A) (a)	816,000	869,040
PSPC Escrow Corp. 6.000%, 02/01/23 (EUR)	138,000	151,295
Solvay Finance S.A. 5.118%, 06/02/21 (EUR) (d)	100,000	116,542
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.375%, 05/01/22 (EUR)	130,000	147,840
Tronox Finance LLC 6.375%, 08/15/20	507,000	508,901
7.500%, 03/15/22 (144A) (a)	156,000	161,460
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	535,000	530,988
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	295,000	304,956
WR Grace & Co. 5.125%, 10/01/21 (144A) (a)	742,000	778,172

		16,745,427

BHFTI-55

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Coal—1.1%
CONSOL Energy, Inc. 5.875%, 04/15/22 (a)	6,403,000	$6,330,966
Peabody Securities Finance Corp. 6.000%, 03/31/22 (144A)	295,000	293,341
6.375%, 03/31/25 (144A)	310,000	308,450
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.375%, 02/01/20	489,000	493,890

		7,426,647

Commercial Services—3.5%
ADT Corp. (The) 3.500%, 07/15/22 (a)	794,000	760,255
4.125%, 06/15/23 (a)	201,000	191,955
4.875%, 07/15/32 (144A) (a)	1,018,000	809,310
APX Group, Inc. 6.375%, 12/01/19 (a)	230,000	236,613
7.875%, 12/01/22 (a)	321,000	346,680
7.875%, 12/01/22 (144A)	475,000	513,000
8.750%, 12/01/20	867,000	897,345
Ashtead Capital, Inc. 5.625%, 10/01/24 (144A)	270,000	284,175
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 06/01/22 (144A) (a)	1,955,000	1,887,846
5.250%, 03/15/25 (144A) (a)	661,000	611,425
5.500%, 04/01/23	203,000	196,149
6.375%, 04/01/24 (144A)	232,000	232,290
Avis Budget Finance plc 4.125%, 11/15/24 (EUR)	150,000	155,699
4.500%, 05/15/25 (EUR)	100,000	103,896
Brand Energy & Infrastructure Services, Inc. 8.500%, 12/01/21 (144A)	1,146,000	1,206,165
Cardtronics, Inc. 5.500%, 05/01/25 (144A)	196,000	198,205
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A) (a)	710,000	748,127
Cognita Financing plc 7.750%, 08/15/21 (GBP)	125,000	165,242
Gartner, Inc. 5.125%, 04/01/25 (144A)	418,000	425,837
Herc Rentals, Inc. 7.500%, 06/01/22 (144A)	244,000	259,250
7.750%, 06/01/24 (144A)	462,000	493,185
Hertz Corp. (The) 5.500%, 10/15/24 (144A) (a)	556,000	483,025
5.875%, 10/15/20 (a)	291,000	280,088
6.250%, 10/15/22 (a)	125,000	118,750
7.375%, 01/15/21 (a)	99,000	98,381
Hertz Holdings Netherlands B.V. 4.125%, 10/15/21 (EUR)	100,000	106,413
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	1,873,000	1,952,602

Commercial Services—(Continued)
Loxam SAS 3.500%, 05/03/23 (EUR)	224,000	238,963
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (a)	425,000	423,406
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.250%, 05/15/23 (144A) (a)	4,313,000	4,728,126
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	443,000	452,967
Service Corp. International 5.375%, 05/15/24	665,000	691,833
Sotheby’s 5.250%, 10/01/22 (144A)	115,000	116,438
Team Health Holdings, Inc. 6.375%, 02/01/25 (144A) (a)	1,746,000	1,711,080
United Rentals North America, Inc. 5.750%, 11/15/24 (a)	341,000	355,493
5.875%, 09/15/26	678,000	706,815
6.125%, 06/15/23	293,000	306,185
Verisure Holding AB 6.000%, 11/01/22 (EUR)	111,838	128,823
WEX, Inc. 4.750%, 02/01/23 (144A)	795,000	782,048

		24,404,085

Computers—0.9%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 4.420%, 06/15/21 (144A)	340,000	355,553
6.020%, 06/15/26 (144A)	1,105,000	1,204,650
7.125%, 06/15/24 (144A) (a)	1,583,000	1,749,973
8.350%, 07/15/46 (144A)	355,000	458,481
Riverbed Technology, Inc. 8.875%, 03/01/23 (144A) (a)	1,025,000	1,048,063
Western Digital Corp. 7.375%, 04/01/23 (144A)	499,000	547,029
10.500%, 04/01/24	648,000	763,830

		6,127,579

Cosmetics/Personal Care—0.0%
Avon International Operations, Inc. 7.875%, 08/15/22 (144A)	273,000	288,015

Distribution/Wholesale—0.6%
American Tire Distributors, Inc. 10.250%, 03/01/22 (144A)	834,000	848,595
Beacon Roofing Supply, Inc. 6.375%, 10/01/23	223,000	237,495
HD Supply, Inc. 5.250%, 12/15/21 (144A)	916,000	962,945
5.750%, 04/15/24 (144A)	1,664,000	1,750,195
Rexel S.A. 2.625%, 06/15/24 (EUR)	125,000	131,341
3.500%, 06/15/23 (EUR)	306,000	338,683

		4,269,254

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—3.9%
Aircastle, Ltd. 5.500%, 02/15/22 (a)	529,000	$567,352
7.625%, 04/15/20	48,000	53,820
Alliance Data Systems Corp. 4.500%, 03/15/22 (EUR)	117,000	127,925
5.375%, 08/01/22 (144A)	1,060,000	1,067,950
5.875%, 11/01/21 (144A)	1,383,000	1,431,405
Ally Financial, Inc. 8.000%, 11/01/31 (a)	5,327,000	6,325,812
Amigo Luxembourg S.A. 7.625%, 01/15/24 (GBP)	100,000	128,514
Arrow Global Finance plc 2.875%, 04/01/25 (EUR) (d)	100,000	106,280
Blackstone CQP Holdco L.P. 6.500%, 03/20/21 (144A)	3,286,000	3,297,830
CIT Group, Inc. 5.000%, 08/01/23	550,000	573,375
6.000%, 04/01/36	1,550,000	1,472,500
DFC Finance Corp. 12.000%, 06/16/20 (144A) (a) (e)	1,015,135	680,140
FBM Finance, Inc. 8.250%, 08/15/21 (144A)	300,000	318,000
Garfunkelux Holdco 3 S.A. 8.500%, 11/01/22 (GBP)	150,000	199,286
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.000%, 08/01/20	339,000	350,865
6.250%, 02/01/22 (144A) (a)	289,000	293,335
6.750%, 02/01/24 (144A) (a)	1,162,000	1,198,312
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.250%, 08/01/22 (144A)	117,000	107,055
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,447,000	1,381,885
7.375%, 04/01/20 (144A)	305,000	308,050
Jerrold Finco plc 6.125%, 01/15/24 (GBP)	100,000	124,456
6.250%, 09/15/21 (GBP)	100,000	129,901
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.250%, 03/15/22 (144A)	1,064,000	1,071,980
Lehman Brothers Holdings, Inc. Zero Coupon, 02/05/14 (EUR) (f) (g)	4,500,000	393,649
4.750%, 01/16/14 (EUR) (f) (g)	2,140,000	185,490
5.375%, 10/17/12 (EUR) (f) (g)	350,000	30,337
Lincoln Finance, Ltd. 6.875%, 04/15/21 (EUR)	100,000	113,988
LPL Holdings, Inc. 5.750%, 09/15/25 (144A) (a)	135,000	136,350
Mercury Bondco plc 7.125%, 05/30/21 (EUR) (e)	350,000	374,780
8.250%, 05/30/21 (EUR) (e)	199,000	218,450
Navient Corp. 5.500%, 01/25/23 (a)	343,000	327,565
5.625%, 08/01/33	500,000	388,750
5.875%, 10/25/24	323,000	301,298

Diversified Financial Services—(Continued)
Navient Corp. 6.125%, 03/25/24	297,000	282,893
6.500%, 06/15/22 (a)	174,000	175,523
6.625%, 07/26/21 (a)	706,000	730,710
7.250%, 09/25/23	436,000	438,180
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A) (a)	544,000	568,480
7.250%, 12/15/21 (144A)	132,000	138,270
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A) (k)	1,000,000	1,021,150

		27,141,891

Electric—1.1%
AES Corp. 4.875%, 05/15/23	483,000	480,585
Calpine Corp. 5.375%, 01/15/23 (a)	209,000	210,839
5.875%, 01/15/24 (144A) (a)	450,000	474,188
6.000%, 01/15/22 (144A) (a)	85,000	88,613
ContourGlobal Power Holdings S.A. 5.125%, 06/15/21 (EUR)	200,000	224,188
Dynegy, Inc. 6.750%, 11/01/19 (a)	1,460,000	1,500,150
7.375%, 11/01/22 (a)	669,000	662,310
7.625%, 11/01/24	290,000	276,950
8.000%, 01/15/25 (144A) (a)	62,000	59,365
Enel S.p.A. 5.000%, 01/15/75 (EUR) (d)	250,000	285,022
7.750%, 09/10/75 (GBP) (d)	100,000	139,072
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	2,520	2,520
NRG Energy, Inc. 6.250%, 05/01/24	85,000	84,734
6.625%, 03/15/23	100,000	102,313
6.625%, 01/15/27 (144A) (a)	1,443,000	1,439,392
7.250%, 05/15/26 (a)	267,000	275,010
7.875%, 05/15/21 (a)	428,000	439,770
NRG Yield Operating LLC 5.375%, 08/15/24 (a)	305,000	309,575
Origin Energy Finance, Ltd. 4.000%, 09/16/74 (EUR) (d)	100,000	108,280
Viridian Group FundCo II, Ltd. 7.500%, 03/01/20 (EUR)	280,000	313,836

		7,476,712

Electrical Components & Equipment—0.1%
Belden, Inc. 5.500%, 04/15/23 (EUR)	231,000	258,634
Senvion Holding GmbH 6.625%, 11/15/20 (EUR)	100,000	109,727

		368,361

Electronics—0.1%
Allegion U.S. Holding Co., Inc. 5.750%, 10/01/21	257,000	268,244

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—(Continued)
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	416,000	$451,040
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	211,000	233,862

		953,146

Energy-Alternate Sources—0.1%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A) (a)	333,000	337,163
TerraForm Power Operating LLC 6.375%, 02/01/23 (144A) (a)	458,000	475,747

		812,910

Engineering & Construction—0.2%
Engility Corp. 8.875%, 09/01/24 (144A)	502,000	531,492
New Enterprise Stone & Lime Co., Inc. 10.125%, 04/01/22 (144A)	384,000	406,080
SPIE S.A. 3.125%, 03/22/24 (EUR)	100,000	107,848
Swissport Investments S.A. 6.750%, 12/15/21 (EUR)	100,000	115,428
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/23	505,000	489,850
WFS Global Holding SAS 9.500%, 07/15/22 (EUR)	100,000	111,243

		1,761,941

Entertainment—1.1%
AMC Entertainment Holdings, Inc. 6.375%, 11/15/24 (GBP)	164,000	217,804
Codere Finance 2 Luxembourg S.A. 6.750%, 11/01/21 (EUR)	100,000	107,100
Eagle II Acquisition Co. LLC 6.000%, 04/01/25 (144A)	206,000	212,180
Gateway Casinos & Entertainment, Ltd. 8.250%, 03/01/24 (144A)	173,000	175,163
International Game Technology plc 4.750%, 02/15/23 (EUR)	150,000	172,622
6.250%, 02/15/22 (144A)	200,000	213,500
Jacobs Entertainment, Inc. 7.875%, 02/01/24 (144A)	206,000	211,923
Lions Gate Entertainment Corp. 5.875%, 11/01/24 (144A) (a)	212,000	219,950
National CineMedia LLC 5.750%, 08/15/26	222,000	224,663
PortAventura Entertainment Barcelona B.V. 7.250%, 12/01/20 (EUR)	100,000	110,622
Regal Entertainment Group 5.750%, 02/01/25 (a)	271,000	279,807
Scientific Games International, Inc. 7.000%, 01/01/22 (144A)	2,000,000	2,135,000
10.000%, 12/01/22	2,103,000	2,242,324

Entertainment—(Continued)
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	530,000	524,700
5.500%, 04/15/27 (144A)	351,000	350,122
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	182,000	236,070
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (b)	294,455	0
WMG Acquisition Corp. 4.125%, 11/01/24 (EUR)	100,000	110,616

		7,744,166

Environmental Control—0.4%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	549,000	554,490
Befesa Zinc SAU Via Zinc Capital S.A. 8.875%, 05/15/18 (EUR)	189,000	203,601
Bilbao Luxembourg S.A. 10.500%, 12/01/18 (EUR) (e)	273,132	299,303
Covanta Holding Corp. 5.875%, 07/01/25 (a)	511,000	511,958
Paprec Holding S.A. 5.250%, 04/01/22 (EUR)	109,000	121,078
Tervita Escrow Corp. 7.625%, 12/01/21 (144A) (a)	968,000	999,460

		2,689,890

Food—0.9%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 5.750%, 03/15/25 (144A)	673,000	652,810
6.625%, 06/15/24 (144A) (a)	396,000	404,910
B&G Foods, Inc. 5.250%, 04/01/25	344,000	347,010
Casino Guichard Perrachon S.A. 4.498%, 03/07/24 (EUR)	300,000	346,810
4.561%, 01/25/23 (EUR)	400,000	471,788
5.976%, 05/26/21 (EUR)	200,000	249,064
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A)	757,000	774,979
FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 08/15/26 (144A)	218,000	218,545
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	1,055,000	1,065,550
5.875%, 07/15/24 (144A) (a)	348,000	358,440
7.250%, 06/01/21 (144A) (a)	100,000	102,750
Post Holdings, Inc. 5.000%, 08/15/26 (144A)	321,000	307,357
5.500%, 03/01/25 (144A)	51,000	51,255
7.750%, 03/15/24 (144A)	204,000	224,953
8.000%, 07/15/25 (144A)	7,000	7,857
WhiteWave Foods Co. (The) 5.375%, 10/01/22	465,000	505,106

		6,089,184

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food Service—0.0%
Aramark Services, Inc. 5.125%, 01/15/24	66,000	$69,218

Forest Products & Paper—0.1%
Mercer International, Inc. 6.500%, 02/01/24 (144A)	272,000	272,680
Norske Skog A/S 11.750%, 12/15/19 (EUR)	100,000	102,733
Sappi Papier Holding GmbH 4.000%, 04/01/23 (EUR)	100,000	111,512

		486,925

Gas—0.2%
NGL Energy Partners L.P. / NGL Energy Finance Corp. 5.125%, 07/15/19	225,000	225,563
6.875%, 10/15/21	506,000	514,855
7.500%, 11/01/23 (144A)	535,000	552,387

		1,292,805

Healthcare-Products—0.9%
Alere, Inc. 6.375%, 07/01/23 (144A)	281,000	285,566
6.500%, 06/15/20	269,000	271,017
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	2,084,000	1,818,290
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 4.875%, 04/15/20 (144A)	155,000	155,194
5.500%, 04/15/25 (144A) (a)	1,270,000	1,168,400
5.625%, 10/15/23 (144A) (a)	248,000	236,220
Marcolin S.p.A. 4.125%, 02/15/23 (EUR) (d)	100,000	108,238
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 05/15/22 (144A) (a)	2,161,000	2,009,730
Sterigenics-Nordion Holdings LLC 6.500%, 05/15/23 (144A) (a)	241,000	246,423

		6,299,078

Healthcare-Services—5.0%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	191,000	192,910
5.625%, 02/15/23	691,000	715,613
6.500%, 03/01/24	159,000	167,348
Air Medical Group Holdings, Inc. 6.375%, 05/15/23 (144A) (a)	517,000	500,197
Centene Corp. 4.750%, 05/15/22	816,000	838,440
4.750%, 01/15/25	955,000	960,377
5.625%, 02/15/21	923,000	966,012
6.125%, 02/15/24	90,000	96,638
CHS/Community Health Systems, Inc. 5.125%, 08/01/21	334,000	330,243
6.250%, 03/31/23	1,271,000	1,293,242

Healthcare-Services—(Continued)
CHS/Community Health Systems, Inc. 6.875%, 02/01/22 (a)	510,000	438,600
8.000%, 11/15/19	380,000	372,875
DaVita, Inc. 5.000%, 05/01/25	403,000	404,007
5.125%, 07/15/24 (a)	658,000	664,580
Envision Healthcare Corp. 5.125%, 07/01/22 (144A) (a)	365,000	371,501
5.625%, 07/15/22 (a)	1,239,000	1,269,975
6.250%, 12/01/24 (144A)	274,000	287,700
HCA, Inc. 4.500%, 02/15/27	2,196,000	2,196,000
4.750%, 05/01/23	73,000	76,103
5.000%, 03/15/24	2,670,000	2,800,162
5.250%, 04/15/25	805,000	855,312
5.250%, 06/15/26	1,080,000	1,136,700
5.375%, 02/01/25	1,980,000	2,064,150
5.875%, 03/15/22	1,130,000	1,243,000
5.875%, 05/01/23	642,000	693,360
5.875%, 02/15/26	613,000	646,715
6.500%, 02/15/20	580,000	634,740
7.500%, 02/15/22	1,024,000	1,171,200
HealthSouth Corp. 5.750%, 11/01/24	321,000	323,408
5.750%, 09/15/25	50,000	49,938
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 05/15/19	578,000	553,435
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	529,000	539,580
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	1,851,000	1,990,056
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	812,000	866,404
Surgery Center Holdings, Inc. 8.875%, 04/15/21 (144A)	187,000	197,753
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	155,000	178,078
Synlab Unsecured Bondco plc 8.250%, 07/01/23 (EUR)	100,000	117,348
Tenet Healthcare Corp. 4.375%, 10/01/21	135,000	135,000
4.500%, 04/01/21 (a)	260,000	260,000
4.750%, 06/01/20 (a)	435,000	444,439
6.000%, 10/01/20 (a)	1,546,000	1,634,895
6.750%, 06/15/23 (a)	3,112,000	3,057,540
7.500%, 01/01/22 (144A) (a)	346,000	373,680
8.125%, 04/01/22 (a)	1,046,000	1,091,762
WellCare Health Plans, Inc. 5.250%, 04/01/25	204,000	208,753

		35,409,769

Holding Companies-Diversified—0.0%
ProGroup AG 5.125%, 05/01/22 (EUR)	131,000	147,311

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.8%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	$816,790
CalAtlantic Group, Inc. 5.250%, 06/01/26	99,000	98,629
5.875%, 11/15/24	77,000	80,850
6.625%, 05/01/20 (a)	110,000	120,175
Lennar Corp. 4.125%, 01/15/22	286,000	288,056
4.750%, 04/01/21	42,000	43,785
4.750%, 11/15/22 (a)	351,000	361,530
4.875%, 12/15/23	344,000	351,740
Mattamy Group Corp. 6.875%, 12/15/23 (144A)	249,000	258,338
PulteGroup, Inc. 5.500%, 03/01/26	164,000	169,740
6.000%, 02/15/35	583,000	571,340
6.375%, 05/15/33 (a)	548,000	561,700
TRI Pointe Group, Inc. 4.875%, 07/01/21	490,000	504,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	355,000	362,987
5.875%, 06/15/24	95,000	97,850
William Lyon Homes, Inc. 5.875%, 01/31/25 (144A)	288,000	290,160
Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.750%, 12/15/21 (144A)	540,000	564,300

		5,542,670

Home Furnishings—0.2%
Tempur Sealy International, Inc. 5.500%, 06/15/26	1,187,000	1,170,382

Household Products/Wares—0.2%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	81,000	81,405
Prestige Brands, Inc. 6.375%, 03/01/24 (144A) (a)	395,000	414,750
Spectrum Brands, Inc. 5.750%, 07/15/25 (a)	699,000	739,193

		1,235,348

Insurance—0.8%
Alliant Holdings Intermediate LLC 8.250%, 08/01/23 (144A)	1,430,000	1,500,599
Assicurazioni Generali S.p.A. 5.500%, 10/27/47 (EUR) (d)	100,000	113,203
6.416%, 02/08/22 (GBP) (d)	100,000	129,688
BNP Paribas Cardif S.A. 4.032%, 11/25/25 (EUR) (d)	100,000	106,753
Credit Agricole Assurances S.A. 4.500%, 10/14/25 (EUR) (d)	100,000	108,338
Ethias S.A. 5.000%, 01/14/26 (EUR)	100,000	107,069

Insurance—(Continued)
Groupama S.A. 6.000%, 01/23/27 (EUR)	100,000	112,547
HUB International, Ltd. 7.875%, 10/01/21 (144A)	2,003,000	2,088,128
9.250%, 02/15/21 (144A)	468,000	482,882
MGIC Investment Corp. 5.750%, 08/15/23	211,000	222,605
Old Mutual plc 8.000%, 06/03/21 (GBP)	100,000	145,620
Radian Group, Inc. 5.250%, 06/15/20 (a)	409,000	429,961
7.000%, 03/15/21	78,000	86,288

		5,633,681

Internet—1.3%
Netflix, Inc. 4.375%, 11/15/26 (144A) (a)	1,256,000	1,234,020
5.375%, 02/01/21	430,000	459,562
5.500%, 02/15/22	4,000	4,250
Symantec Corp. 5.000%, 04/15/25 (144A)	383,000	392,739
TIBCO Software, Inc. 11.375%, 12/01/21 (144A)	2,035,000	2,253,762
United Group B.V. 7.875%, 11/15/20 (EUR)	125,000	138,751
Zayo Group LLC / Zayo Capital, Inc. 5.750%, 01/15/27 (144A)	595,000	627,606
6.000%, 04/01/23 (a)	2,059,000	2,174,819
6.375%, 05/15/25 (a)	1,694,000	1,828,453

		9,113,962

Iron/Steel—0.9%
ArcelorMittal 7.500%, 03/01/41	804,000	899,837
7.750%, 10/15/39	158,000	179,330
Cliffs Natural Resources, Inc. 8.250%, 03/31/20 (144A)	465,000	501,619
Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.375%, 05/01/22 (144A) (a)	1,035,000	1,061,517
Steel Dynamics, Inc. 5.000%, 12/15/26 (144A)	120,000	121,500
5.125%, 10/01/21 (a)	1,155,000	1,191,094
5.250%, 04/15/23 (a)	619,000	642,212
5.500%, 10/01/24	140,000	146,300
6.375%, 08/15/22 (a)	260,000	270,725
thyssenkrupp AG 1.375%, 03/03/22 (EUR)	125,000	131,160
United States Steel Corp. 8.375%, 07/01/21 (144A) (a)	824,000	914,640

		6,059,934

Leisure Time—0.2%
Carlson Travel, Inc. 6.750%, 12/15/23 (144A) (a)	200,000	208,000

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	100,000	$112,014
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	375,000	383,437
5.375%, 04/15/23 (144A)	536,000	548,060
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	229,000	240,450
Thomas Cook Group plc 6.250%, 06/15/22 (EUR)	175,000	200,240

		1,692,201

Lodging—1.3%
Caesars Entertainment Resort Properties LLC 8.000%, 10/01/20	2,016,000	2,101,680
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24 (144A)	176,000	173,800
MGM Resorts International 5.250%, 03/31/20 (a)	627,000	659,918
6.625%, 12/15/21	2,166,000	2,396,137
6.750%, 10/01/20 (a)	752,000	827,200
7.750%, 03/15/22	140,000	161,525
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	100,000	110,947
Station Casinos LLC 7.500%, 03/01/21	2,528,000	2,629,120

		9,060,327

Machinery-Construction & Mining—0.7%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 03/15/24 (144A)	2,512,000	2,571,660
NEW Areva Holding S.A. 4.875%, 09/23/24 (EUR)	200,000	217,094
Terex Corp. 5.625%, 02/01/25 (144A)	959,000	973,385
Vertiv Group Corp. 9.250%, 10/15/24 (144A)	932,000	997,240

		4,759,379

Machinery-Diversified—0.1%
Gardner Denver, Inc. 6.875%, 08/15/21 (144A)	350,000	361,375
SPX FLOW, Inc. 5.625%, 08/15/24 (144A)	225,000	226,969
5.875%, 08/15/26 (144A)	365,000	368,194

		956,538

Media—10.5%
Altice Financing S.A. 5.250%, 02/15/23 (EUR)	226,000	256,816
7.500%, 05/15/26 (144A) (a)	2,472,000	2,626,500
Altice Luxembourg S.A. 6.250%, 02/15/25 (EUR)	210,000	238,590
7.250%, 05/15/22 (EUR)	339,000	382,649
7.625%, 02/15/25 (144A)	363,000	383,646

Media—(Continued)
Altice Financing S.A. 7.750%, 05/15/22 (144A) (a)	1,405,000	1,491,056
Altice U.S. Finance I Corp. 5.375%, 07/15/23 (144A)	1,946,000	2,006,812
5.500%, 05/15/26 (144A)	692,000	711,030
AMC Networks, Inc. 5.000%, 04/01/24	911,000	911,000
Cablevision Systems Corp. 7.750%, 04/15/18	505,000	526,463
8.000%, 04/15/20 (a)	1,109,000	1,228,217
CBS Radio, Inc. 7.250%, 11/01/24 (144A) (a)	547,000	574,350
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	4,867,000	4,891,335
5.250%, 09/30/22	365,000	378,688
5.500%, 05/01/26 (144A)	1,074,000	1,111,590
5.750%, 02/15/26 (144A)	447,000	469,350
5.875%, 05/01/27 (144A)	1,190,000	1,249,500
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A) (a)	2,672,000	2,709,710
6.375%, 09/15/20 (144A)	256,000	263,680
7.750%, 07/15/25 (144A)	2,190,000	2,421,319
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22 (a)	4,414,000	4,568,810
7.625%, 03/15/20	4,111,000	4,141,832
CSC Holdings LLC 5.250%, 06/01/24	1,275,000	1,270,219
6.625%, 10/15/25 (144A) (a)	467,000	507,863
10.125%, 01/15/23 (144A)	1,581,000	1,833,960
10.875%, 10/15/25 (144A)	3,708,000	4,458,870
DISH DBS Corp. 5.000%, 03/15/23	1,465,000	1,472,325
5.875%, 07/15/22	90,000	94,556
5.875%, 11/15/24 (a)	259,000	272,015
6.750%, 06/01/21	185,000	199,684
7.750%, 07/01/26	2,196,000	2,552,850
iHeartCommunications, Inc. 9.000%, 12/15/19	614,000	525,277
9.000%, 03/01/21	127,000	96,520
9.000%, 09/15/22	1,445,000	1,085,556
10.625%, 03/15/23	1,200,000	930,000
LGE HoldCo VI B.V. 7.125%, 05/15/24 (EUR)	150,000	179,822
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/24 (144A) (a)	233,000	225,428
Midcontinent Communications / Midcontinent Finance Corp. 6.250%, 08/01/21 (144A)	605,000	629,200
6.875%, 08/15/23 (144A)	283,000	301,041
NBCUniversal Enterprise, Inc. 5.250%, 03/19/21 (144A)	255,000	267,750
Nexstar Broadcasting, Inc. 5.625%, 08/01/24 (144A) (a)	602,000	611,030

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Radio One, Inc. 7.375%, 04/15/22 (144A)	220,000	$229,900
SFR Group S.A. 5.375%, 05/15/22 (EUR)	245,000	272,495
6.000%, 05/15/22 (144A) (a)	2,018,000	2,091,152
7.375%, 05/01/26 (144A)	4,246,000	4,373,380
Sirius XM Radio, Inc. 4.625%, 05/15/23 (144A) (a)	145,000	148,263
Sterling Entertainment Enterprises LLC 9.750%, 12/15/19 (b) (c)	2,750,000	2,722,500
Townsquare Media, Inc. 6.500%, 04/01/23 (144A) (a)	525,000	524,344
Tribune Media Co. 5.875%, 07/15/22 (a)	1,064,000	1,109,220
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	100,000	108,093
4.000%, 01/15/25 (EUR)	284,000	314,711
5.000%, 01/15/25 (144A) (a)	445,000	455,013
5.625%, 04/15/23 (EUR)	83,200	94,083
Univision Communications, Inc. 5.125%, 05/15/23 (144A) (a)	1,320,000	1,303,500
5.125%, 02/15/25 (144A)	1,843,000	1,813,051
Videotron, Ltd. 5.125%, 04/15/27 (144A)	576,000	576,000
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,435,000	1,438,587
Virgin Media Receivables Financing Notes I DAC 5.500%, 09/15/24 (GBP)	100,000	130,083
Virgin Media Secured Finance plc 4.875%, 01/15/27 (GBP)	100,000	125,917
5.250%, 01/15/26 (144A) (a)	650,000	653,250
5.500%, 01/15/25 (GBP)	450,000	590,586
5.500%, 08/15/26 (144A) (a)	418,000	424,270
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A) (a)	2,413,000	2,485,390
Ziggo Bond Finance B.V. 5.875%, 01/15/25 (144A)	1,005,000	1,012,538

		74,053,235

Metal Fabricate/Hardware—0.8%
Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375%, 12/15/23 (144A)	435,000	456,750
Novelis Corp.
5.875%, 09/30/26 (144A)	2,636,000	2,692,015
6.250%, 08/15/24 (144A)	2,716,000	2,831,430

		5,980,195

Mining—4.5%
Alcoa Nederland Holding B.V. 7.000%, 09/30/26 (144A) (a)	247,000	269,230
Anglo American Capital plc
2.875%, 11/20/20 (EUR)	100,000	112,870

Mining—(Continued)
Alcoa Nederland Holding B.V. 3.250%, 04/03/23 (EUR)	100,000	113,727
3.500%, 03/28/22 (EUR)	100,000	114,825
3.625%, 05/14/20 (144A)	421,000	424,158
4.450%, 09/27/20 (144A)	127,000	132,080
4.875%, 05/14/25 (144A)	1,066,000	1,087,533
Constellium NV
6.625%, 03/01/25 (144A) (a)	1,698,000	1,633,264
8.000%, 01/15/23 (144A) (a)	2,075,000	2,126,875
First Quantum Minerals, Ltd.
7.000%, 02/15/21 (144A)	924,000	951,720
7.250%, 05/15/22 (144A) (a)	431,000	444,469
7.250%, 04/01/23 (144A) (a)	909,000	919,226
7.500%, 04/01/25 (144A) (a)	1,283,000	1,292,623
Freeport-McMoRan, Inc.
2.375%, 03/15/18	4,885,000	4,848,362
3.100%, 03/15/20	1,770,000	1,738,848
3.550%, 03/01/22 (a)	1,647,000	1,527,592
3.875%, 03/15/23 (a)	3,321,000	3,054,058
4.000%, 11/14/21	591,000	570,315
5.400%, 11/14/34 (a)	344,000	299,280
5.450%, 03/15/43	3,013,000	2,549,751
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 (144A) (a)	440,000	495,000
Kaiser Aluminum Corp. 5.875%, 05/15/24 (a)	286,000	298,066
Kinross Gold Corp.
5.950%, 03/15/24 (a)	100,000	105,750
6.875%, 09/01/41	160,000	162,000
Nyrstar Netherlands Holdings B.V. 6.875%, 03/15/24 (EUR)	100,000	106,680
Teck Resources, Ltd.
3.750%, 02/01/23	1,146,000	1,113,053
4.500%, 01/15/21	167,000	172,010
5.200%, 03/01/42	1,022,000	960,680
5.400%, 02/01/43 (a)	886,000	843,915
6.000%, 08/15/40	1,653,000	1,665,397
6.125%, 10/01/35 (a)	236,000	244,850
6.250%, 07/15/41	147,000	152,513
8.500%, 06/01/24 (144A)	1,015,000	1,171,056

		31,701,776

Miscellaneous Manufacturing—1.1%
Bombardier, Inc.
6.000%, 10/15/22 (144A) (a)	878,000	865,489
6.125%, 01/15/23 (144A)	203,000	198,940
7.500%, 03/15/25 (144A) (a)	1,443,000	1,479,075
8.750%, 12/01/21 (144A)	1,984,000	2,172,480
EnPro Industries, Inc. 5.875%, 09/15/22 (144A)	266,000	275,310
Gates Global LLC / Gates Global Co.
5.750%, 07/15/22 (EUR)	100,000	108,547
6.000%, 07/15/22 (144A) (a)	1,919,000	1,952,582
Koppers, Inc. 6.000%, 02/15/25 (144A) (a)	548,000	565,810

		7,618,233

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp.
5.000%, 09/01/25	257,000	$262,140
5.500%, 12/01/24	1,004,000	1,051,690
6.000%, 08/15/22	290,000	307,928

		1,621,758

Oil & Gas—8.0%
Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp. 7.875%, 12/15/24 (144A)	281,000	292,943
Antero Resources Corp.
5.125%, 12/01/22	234,000	237,071
5.625%, 06/01/23 (a)	120,000	122,700
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22 (144A)	696,000	720,360
California Resources Corp. 8.000%, 12/15/22 (144A)	1,106,000	898,625
Callon Petroleum Co. 6.125%, 10/01/24 (144A) (a)	537,000	558,480
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23 (a)	339,000	339,847
Chesapeake Energy Corp.
6.875%, 11/15/20	532,000	530,670
8.000%, 12/15/22 (144A) (a)	299,000	313,203
8.000%, 01/15/25 (144A) (a)	888,000	888,000
Continental Resources, Inc.
3.800%, 06/01/24 (a)	527,000	490,110
4.500%, 04/15/23	393,000	382,436
4.900%, 06/01/44 (a)	750,000	645,000
CrownRock L.P. / CrownRock Finance, Inc.
7.125%, 04/15/21 (144A)	556,000	574,070
7.750%, 02/15/23 (144A)	516,000	546,960
Denbury Resources, Inc.
4.625%, 07/15/23	96,000	70,080
5.500%, 05/01/22	410,000	319,800
9.000%, 05/15/21 (144A)	1,283,000	1,353,565
Diamondback Energy, Inc. 5.375%, 05/31/25 (144A)	498,000	510,450
Eclipse Resources Corp. 8.875%, 07/15/23	165,000	168,300
Ensco plc
4.500%, 10/01/24 (a)	379,000	319,307
5.200%, 03/15/25	95,000	82,413
8.000%, 01/31/24	213,000	215,663
EP Energy LLC / Everest Acquisition Finance, Inc.
8.000%, 11/29/24 (144A) (a)	1,093,000	1,147,650
9.375%, 05/01/20 (a)	902,000	850,315
Extraction Oil & Gas Holdings LLC / Extraction Finance Corp. 7.875%, 07/15/21 (144A)	801,000	845,055
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	904,000	937,900

Oil & Gas—(Continued)
Gulfport Energy Corp. 6.375%, 05/15/25 (144A) (a)	142,000	139,515
6.625%, 05/01/23	272,000	275,060
Halcon Resources Corp. 6.750%, 02/15/25 (144A) (a)	2,220,000	2,180,040
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.000%, 12/01/24 (144A)	88,000	82,500
Matador Resources Co. 6.875%, 04/15/23	1,020,000	1,065,900
6.875%, 04/15/23 (144A)	593,000	619,685
MEG Energy Corp. 6.375%, 01/30/23 (144A)	853,000	762,369
6.500%, 01/15/25 (144A) (a)	1,792,000	1,792,000
7.000%, 03/31/24 (144A) (a)	1,287,000	1,151,865
Murphy Oil Corp. 4.700%, 12/01/22 (a)	657,000	638,932
6.125%, 12/01/42	163,000	153,628
Newfield Exploration Co. 5.625%, 07/01/24	270,000	284,513
Noble Holding International, Ltd. 4.625%, 03/01/21	30,000	27,600
7.750%, 01/15/24 (a)	1,197,000	1,149,120
Noble Holding U.S. LLC / Noble Drilling Services 6 LLC / Noble Drilling Holding LLC 7.500%, 03/15/19	325,000	337,187
Oasis Petroleum, Inc. 6.500%, 11/01/21	1,056,000	1,058,640
Parker Drilling Co. 6.750%, 07/15/22	393,000	348,787
7.500%, 08/01/20	363,000	339,405
Parsley Energy LLC / Parsley Finance Corp. 5.250%, 08/15/25 (144A) (a)	186,000	187,860
5.375%, 01/15/25 (144A) (a)	487,000	493,087
6.250%, 06/01/24 (144A)	460,000	487,600
Petroleos Mexicanos 5.375%, 03/13/22 (144A) (a)	94,000	98,465
Precision Drilling Corp. 5.250%, 11/15/24	108,000	102,330
6.500%, 12/15/21	135,000	134,692
6.625%, 11/15/20 (a)	89,686	90,135
7.750%, 12/15/23 (144A)	205,000	215,763
QEP Resources, Inc. 5.375%, 10/01/22 (a)	517,000	509,245
Range Resources Corp. 5.000%, 08/15/22 (144A) (a)	217,000	214,830
5.000%, 03/15/23 (144A) (a)	429,000	422,565
5.875%, 07/01/22 (144A)	1,063,000	1,094,890
Repsol International Finance B.V. 3.875%, 03/25/21 (EUR) (d)	100,000	110,547
4.500%, 03/25/75 (EUR) (d)	100,000	107,992
Resolute Energy Corp. 8.500%, 05/01/20	610,000	616,100
Rowan Cos., Inc. 4.750%, 01/15/24	125,000	112,188
4.875%, 06/01/22	170,000	162,350
7.375%, 06/15/25 (a)	1,012,000	1,017,060

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
RSP Permian, Inc. 5.250%, 01/15/25 (144A) (a)	367,000	$369,752
6.625%, 10/01/22	764,000	804,110
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	2,502,000	2,320,605
7.750%, 06/15/21	512,000	505,600
Seven Generations Energy, Ltd. 6.875%, 06/30/23 (144A) (a)	1,259,000	1,315,655
SM Energy Co. 5.000%, 01/15/24 (a)	150,000	141,750
5.625%, 06/01/25 (a)	1,407,000	1,346,499
6.125%, 11/15/22	57,000	57,428
6.500%, 11/15/21 (a)	355,000	363,875
6.500%, 01/01/23 (a)	90,000	91,350
6.750%, 09/15/26 (a)	271,000	273,202
Southwestern Energy Co. 5.800%, 01/23/20 (a)	2,204,000	2,224,662
Tesoro Corp. 4.750%, 12/15/23 (144A)	1,082,000	1,116,721
5.125%, 12/15/26 (144A) (a)	1,559,000	1,635,391
TOTAL S.A. 3.875%, 05/18/22 (EUR) (d)	250,000	283,067
Transocean, Inc. 4.250%, 10/15/17	506,000	508,530
5.550%, 10/15/22 (a)	589,000	554,028
6.000%, 03/15/18 (a)	1,656,000	1,689,120
6.800%, 03/15/38	255,000	209,738
7.375%, 04/15/18	85,000	87,763
9.000%, 07/15/23 (144A) (a)	2,729,000	2,913,207
Tullow Oil plc 6.000%, 11/01/20 (144A)	200,000	193,500
6.000%, 11/01/20	200,000	193,500
6.250%, 04/15/22 (144A)	200,000	187,000
Whiting Petroleum Corp. 5.000%, 03/15/19 (a)	1,957,000	1,952,107
5.750%, 03/15/21	4,000	3,960
6.250%, 04/01/23 (a)	145,000	144,275
WildHorse Resource Development Corp. 6.875%, 02/01/25 (144A) (a)	576,000	550,080
WPX Energy, Inc. 5.250%, 09/15/24 (a)	275,000	266,063
6.000%, 01/15/22	396,000	402,930
7.500%, 08/01/20	180,000	190,800
8.250%, 08/01/23	220,000	244,750

		56,086,436

Oil & Gas Services—0.8%
Pioneer Energy Services Corp. 6.125%, 03/15/22	670,000	609,700
Saipem Finance International B.V. 2.750%, 04/05/22 (EUR)	100,000	106,733
SESI LLC 6.375%, 05/01/19 (a)	220,000	219,450
7.125%, 12/15/21 (a)	205,000	207,563
Trinidad Drilling, Ltd. 6.625%, 02/15/25 (144A)	935,000	933,831

Oil & Gas Services—(Continued)
Weatherford International LLC 6.800%, 06/15/37	232,000	223,300
Weatherford International, Ltd. 4.500%, 04/15/22 (a)	391,000	374,383
5.950%, 04/15/42	201,000	174,870
6.500%, 08/01/36 (a)	625,000	590,625
7.000%, 03/15/38	527,000	508,555
7.750%, 06/15/21	646,000	696,065
8.250%, 06/15/23	290,000	315,375
9.875%, 02/15/24 (144A)	393,000	454,897

		5,415,347

Packaging & Containers—2.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 2.750%, 03/15/24 (EUR)	325,000	341,523
4.125%, 05/15/23 (EUR)	125,000	140,698
4.250%, 01/15/22 (EUR)	175,235	192,317
4.250%, 09/15/22 (144A)	376,000	379,760
4.625%, 05/15/23 (144A) (a)	255,000	256,913
6.000%, 06/30/21 (144A) (a)	3,104,000	3,197,120
6.000%, 02/15/25 (144A)	2,285,000	2,310,706
6.750%, 05/15/24 (EUR)	250,000	291,370
7.250%, 05/15/24 (144A)	2,222,000	2,377,540
Ball Corp. 4.375%, 12/15/23 (EUR)	109,000	128,659
Crown European Holdings S.A. 3.375%, 05/15/25 (EUR)	128,000	138,340
4.000%, 07/15/22 (EUR)	180,000	212,060
Flex Acquisition Co., Inc. 6.875%, 01/15/25 (144A)	68,000	69,469
Horizon Holdings I SAS 7.250%, 08/01/23 (EUR)	100,000	112,947
Horizon Parent Holdings S.a.r.l. 8.250%, 02/15/22 (EUR) (e)	150,000	166,021
JH-Holding Finance S.A. 8.250%, 12/01/22 (EUR) (e)	125,000	143,921
OI European Group B.V. 3.125%, 11/15/24 (EUR)	100,000	106,280
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 4.523%, 07/15/21 (144A) (d)	423,000	432,784
5.125%, 07/15/23 (144A)	799,000	820,973
5.750%, 10/15/20	1,369,000	1,408,372
6.875%, 02/15/21 (a)	93,980	96,564
7.000%, 07/15/24 (144A) (a)	2,143,000	2,294,349
Sealed Air Corp. 4.500%, 09/15/23 (EUR)	203,000	239,862
Verallia Packaging SASU 5.125%, 08/01/22 (EUR)	275,000	311,471

		16,170,019

Pharmaceuticals—2.0%
Endo Finance LLC / Endo Finco, Inc. 7.250%, 01/15/22 (144A) (a)	255,000	240,975

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.000%, 07/15/23 (144A)	640,000	$560,000
6.000%, 02/01/25 (144A)	1,106,000	942,865
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22	629,000	652,902
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.500%, 10/01/24 (144A) (a)	878,000	903,242
Nature’s Bounty Co. (The) 7.625%, 05/15/21 (144A)	1,604,000	1,688,210
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	175,000	137,217
5.500%, 03/01/23 (144A)	27,000	20,790
5.625%, 12/01/21 (144A)	875,000	704,375
5.875%, 05/15/23 (144A)	1,061,000	823,601
6.125%, 04/15/25 (144A)	840,000	646,800
6.375%, 10/15/20 (144A)	2,053,000	1,857,965
6.500%, 03/15/22 (144A)	728,000	748,930
6.750%, 08/15/18 (144A)	2,000	2,003
6.750%, 08/15/21 (144A)	1,032,000	890,100
7.000%, 10/01/20 (144A)	1,320,000	1,201,200
7.000%, 03/15/24 (144A)	1,144,000	1,174,030
7.250%, 07/15/22 (144A)	330,000	281,325
7.500%, 07/15/21 (144A)	868,000	760,585

		14,237,115

Pipelines—3.0%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 09/15/24 (144A) (a)	140,000	142,100
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25 (144A)	1,054,000	1,098,795
7.000%, 06/30/24 (144A)	1,470,000	1,618,837
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.250%, 04/01/23 (a)	85,000	88,188
DCP Midstream Operating L.P. 5.850%, 05/21/43 (144A) (d)	105,000	95,813
6.450%, 11/03/36 (144A) (a)	557,000	590,420
6.750%, 09/15/37 (144A) (a)	581,000	624,575
Energy Transfer Equity L.P. 5.500%, 06/01/27 (a)	970,000	1,013,650
5.875%, 01/15/24	1,279,000	1,358,937
7.500%, 10/15/20	897,000	1,000,155
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.750%, 02/15/21	241,000	244,013
6.750%, 08/01/22	647,000	667,057
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	60,409
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	2,114,000	2,172,135
7.768%, 12/15/37 (144A)	1,234,000	1,382,080
ONEOK, Inc. 6.000%, 06/15/35	90,000	93,150
7.500%, 09/01/23 (a)	545,000	636,375

Pipelines—(Continued)
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A) (a)	365,000	384,162
6.000%, 01/15/19 (144A)	298,000	310,665
6.850%, 07/15/18 (144A)	92,000	96,140
6.875%, 04/15/40 (144A)	1,285,000	1,346,037
SemGroup Corp. 6.375%, 03/15/25 (144A)	313,000	307,522
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.750%, 04/15/25	104,000	103,480
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.500%, 09/15/24 (144A) (a)	489,000	491,445
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.125%, 02/01/25 (144A)	322,000	331,660
5.250%, 05/01/23	38,000	38,855
5.375%, 02/01/27 (144A) (a)	193,000	199,755
6.375%, 08/01/22 (a)	640,000	660,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.125%, 10/15/21	103,000	107,764
6.250%, 10/15/22	1,224,000	1,292,850
Williams Cos., Inc. (The) 4.550%, 06/24/24 (a)	156,000	157,170
5.750%, 06/24/44 (a)	2,136,000	2,146,680

		20,860,874

Real Estate—0.4%
Annington Finance No. 5 plc 13.000%, 01/15/23 (GBP) (e)	407,543	589,756
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	360,000	356,400
Realogy Group LLC / Realogy Co-Issuer Corp. 4.500%, 04/15/19 (144A)	174,000	178,785
4.875%, 06/01/23 (144A) (a)	1,463,000	1,430,082
5.250%, 12/01/21 (144A) (a)	587,000	610,480
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (b) (f) (g)	70,000	0

		3,165,503

Real Estate Investment Trusts—1.8%
CyrusOne L.P. / CyrusOne Finance Corp. 5.000%, 03/15/24 (144A)	760,000	780,900
5.375%, 03/15/27 (144A)	50,000	50,500
Equinix, Inc. 5.375%, 04/01/23	320,000	333,200
5.875%, 01/15/26	525,000	558,469
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	130,000	131,056
GEO Group, Inc. (The) 5.125%, 04/01/23 (a)	751,000	745,367
5.875%, 10/15/24	590,000	603,275
6.000%, 04/15/26	176,000	178,239

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
iStar, Inc. 6.000%, 04/01/22 (a)	220,000	$223,300
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.500%, 09/01/26	1,328,000	1,288,160
5.625%, 05/01/24	2,477,000	2,613,235
MPT Operating Partnership L.P. / MPT Finance Corp. 3.325%, 03/24/25 (EUR)	100,000	106,673
SBA Communications Corp. 4.875%, 09/01/24 (144A)	363,000	358,390
Starwood Property Trust, Inc. 5.000%, 12/15/21 (144A) (a)	611,000	633,912
Uniti Group, Inc. / CSL Capital LLC 6.000%, 04/15/23 (144A)	230,000	238,625
7.125%, 12/15/24 (144A) (a)	1,758,000	1,784,370
8.250%, 10/15/23	1,610,000	1,698,550

		12,326,221

Retail—1.5%
Asbury Automotive Group, Inc. 6.000%, 12/15/24	816,000	842,520
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	130,082
Dollar Tree, Inc. 5.750%, 03/01/23 (a)	1,535,000	1,634,775
J.C. Penney Corp., Inc. 6.375%, 10/15/36	215,000	163,937
7.400%, 04/01/37	555,000	441,225
JC Penney Corp., Inc. 8.125%, 10/01/19	300,000	324,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.000%, 06/01/24 (144A)	98,000	100,083
L Brands, Inc. 6.875%, 11/01/35	829,000	799,985
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A)	520,000	313,102
Penske Automotive Group, Inc. 5.500%, 05/15/26	460,000	450,800
5.750%, 10/01/22	881,000	911,835
Punch Taverns Finance B, Ltd. 5.943%, 09/30/22 (GBP)	160,001	209,463
Punch Taverns Finance plc 5.857%, 10/15/27 (GBP) (d)	259,000	324,501
Rite Aid Corp. 6.125%, 04/01/23 (144A) (a)	37,000	36,676
6.750%, 06/15/21 (a)	886,000	889,876
7.700%, 02/15/27	918,000	1,028,160
9.250%, 03/15/20 (a)	750,000	771,094
Sonic Automotive, Inc. 5.000%, 05/15/23 (a)	227,000	220,617
6.125%, 03/15/27 (144A)	128,000	128,160
Stonegate Pub Co. Financing plc 4.875%, 03/15/22 (GBP)	175,000	220,354

Retail—(Continued)
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	210,795	292,302
6.464%, 03/30/32 (GBP)	300,000	364,552
6.542%, 03/30/21 (GBP)	59,240	80,696
Yum! Brands, Inc. 3.875%, 11/01/23 (a)	111,000	108,502

		10,787,297

Semiconductors—0.9%
Advanced Micro Devices, Inc. 7.000%, 07/01/24 (a)	149,000	158,685
7.500%, 08/15/22	187,000	207,102
Micron Technology, Inc. 5.250%, 08/01/23 (144A) (a)	773,000	792,325
5.500%, 02/01/25	80,000	83,000
5.625%, 01/15/26 (144A) (a)	187,000	196,818
Microsemi Corp. 9.125%, 04/15/23 (144A)	94,000	107,983
NXP B.V. / NXP Funding LLC 3.875%, 09/01/22 (144A)	378,000	386,505
4.125%, 06/15/20 (144A)	867,000	900,596
4.125%, 06/01/21 (144A)	1,149,000	1,192,087
4.625%, 06/15/22 (144A)	220,000	232,650
4.625%, 06/01/23 (144A)	727,000	769,711
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	696,000	701,220
Sensata Technologies UK Financing Co. plc 6.250%, 02/15/26 (144A)	425,000	450,500

		6,179,182

Software—3.7%
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A) (a)	3,258,000	3,282,435
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	578,000	592,450
First Data Corp. 5.750%, 01/15/24 (144A) (a)	4,680,000	4,827,420
7.000%, 12/01/23 (144A)	2,877,000	3,085,582
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	425,000	462,188
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 05/01/21 (144A) (e)	752,000	768,920
Infor U.S., Inc. 6.500%, 05/15/22	3,491,000	3,587,352
Informatica LLC 7.125%, 07/15/23 (144A) (a)	537,000	522,233
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	169,000	171,856
5.625%, 12/15/26 (144A)	248,000	253,580
6.000%, 07/01/24 (144A) (a)	495,000	512,325

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
PTC, Inc. 6.000%, 05/15/24 (a)	272,000	$289,680
Quintiles IMS, Inc. 3.250%, 03/15/25 (144A) (EUR)	150,000	158,879
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	1,250,000	1,317,125
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	656,000	683,880
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A) (a)	1,925,000	2,199,312
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	664,000	697,200
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23	1,248,000	1,320,534
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (EUR)	100,000	112,014
7.500%, 02/01/23 (144A) (a)	300,000	316,500
10.500%, 02/01/24 (144A) (a)	717,000	758,227

		25,919,692

Storage/Warehousing—0.2%
Mobile Mini, Inc. 5.875%, 07/01/24	1,525,000	1,574,562

Telecommunications—8.0%
Anixter, Inc. 5.625%, 05/01/19 (a)	135,000	141,581
CenturyLink, Inc. 6.450%, 06/15/21 (a)	1,441,000	1,530,904
7.650%, 03/15/42 (a)	419,000	368,196
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	1,548,000	1,623,465
Columbus Cable Barbados, Ltd. 7.375%, 03/30/21 (144A)	1,042,000	1,112,335
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (a)	546,000	545,154
6.000%, 06/15/25 (144A)	2,000	2,095
CommScope, Inc. 5.500%, 06/15/24 (144A)	852,000	881,028
Consolidated Communications, Inc. 6.500%, 10/01/22	540,000	518,400
Digicel Group, Ltd. 7.125%, 04/01/22 (144A) (a)	770,000	598,675
Digicel, Ltd. 6.000%, 04/15/21 (144A)	1,887,000	1,714,811
eircom Finance DAC 4.500%, 05/31/22 (EUR)	100,000	110,579
Frontier Communications Corp. 6.250%, 09/15/21	690,000	641,700
6.875%, 01/15/25 (a)	2,840,000	2,350,100
7.125%, 03/15/19	694,000	730,435
7.125%, 01/15/23	655,000	574,559
7.625%, 04/15/24	687,000	590,477
8.125%, 10/01/18	322,000	341,320
8.500%, 04/15/20 (a)	750,000	791,250

Telecommunications—(Continued)
Frontier Communications Corp. 8.875%, 09/15/20	119,000	125,545
11.000%, 09/15/25	265,000	257,713
GTT Escrow Corp. 7.875%, 12/31/24 (144A)	178,000	184,675
Hughes Satellite Systems Corp. 5.250%, 08/01/26 (144A)	1,197,000	1,194,007
6.625%, 08/01/26 (144A)	96,000	98,160
7.625%, 06/15/21	231,000	254,678
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	2,285,000	1,885,125
7.250%, 04/01/19 (a)	1,256,000	1,197,910
7.250%, 10/15/20 (a)	921,000	839,261
Level 3 Financing, Inc. 5.125%, 05/01/23 (a)	636,000	650,310
5.250%, 03/15/26	1,708,000	1,716,540
5.375%, 01/15/24	456,000	466,830
5.375%, 05/01/25	202,000	205,535
5.625%, 02/01/23 (a)	338,000	349,830
Matterhorn Telecom Holding S.A. 4.875%, 05/01/23 (EUR)	100,000	106,280
Matterhorn Telecom S.A. 3.875%, 05/01/22 (EUR)	175,000	189,030
Nokia Oyj 6.625%, 05/15/39 (a)	1,078,000	1,144,027
OTE plc 3.500%, 07/09/20 (EUR)	100,000	107,489
Play Topco S.A. 5.375%, 09/15/22 (EUR) (e)	234,000	248,997
Radiate Holdco LLC / Radiate Finance, Inc. 6.625%, 02/15/25 (144A) (a)	652,000	643,442
SoftBank Group Corp. 4.750%, 07/30/25 (EUR)	232,000	273,646
Sprint Capital Corp. 6.875%, 11/15/28 (a)	4,072,000	4,301,050
6.900%, 05/01/19	580,000	619,150
8.750%, 03/15/32	294,000	353,535
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	294,000	320,460
7.000%, 08/15/20	261,000	280,249
9.000%, 11/15/18 (144A)	5,200,000	5,661,500
Sprint Corp. 7.125%, 06/15/24 (a)	2,894,000	3,089,345
7.250%, 09/15/21 (a)	666,000	718,947
7.875%, 09/15/23 (a)	3,022,000	3,346,865
T-Mobile USA, Inc. 4.000%, 04/15/22 (a)	472,000	479,670
5.125%, 04/15/25	481,000	497,835
5.375%, 04/15/27	288,000	297,360
6.000%, 03/01/23 (a)	731,000	780,562
6.375%, 03/01/25	146,000	157,315
6.500%, 01/15/24 (a)	620,000	669,600
6.633%, 04/28/21	256,000	264,576
6.731%, 04/28/22	614,000	635,244
6.836%, 04/28/23 (a)	155,000	165,850

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telecom Italia Capital S.A. 6.000%, 09/30/34 (a)	1,817,000	$1,794,287
6.375%, 11/15/33	358,000	361,802
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	90,000	126,530
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A) (a)	200,000	202,250
Telefonica Europe B.V. 3.750%, 03/15/22 (EUR) (d)	100,000	106,947
4.200%, 12/04/19 (EUR) (d)	300,000	334,522
5.000%, 03/31/20 (EUR) (d)	400,000	450,979
Telesat Canada / Telesat LLC 8.875%, 11/15/24 (144A)	412,000	451,140
Wind Acquisition Finance S.A. 4.000%, 07/15/20 (EUR)	407,000	441,243
4.750%, 07/15/20 (144A)	200,000	203,250
6.500%, 04/30/20 (144A) (a)	200,000	206,750
7.375%, 04/23/21 (144A) (a)	1,675,000	1,742,000
Windstream Services LLC 7.750%, 10/01/21	64,000	63,040

		56,429,947

Textiles—0.0%
Springs Industries, Inc. 6.250%, 06/01/21	133,000	136,658

Transportation—0.5%
CMA CGM S.A. 7.750%, 01/15/21 (EUR)	100,000	107,455
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	1,014,000	1,044,420
Silk Bidco A/S 7.500%, 02/01/22 (EUR)	145,000	166,224
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	626,255
XPO Logistics, Inc. 5.750%, 06/15/21 (EUR)	100,000	111,522
6.125%, 09/01/23 (144A)	703,000	731,120
6.500%, 06/15/22 (144A)	785,000	824,250

		3,611,246

Trucking & Leasing—0.1%
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	582,000	605,280

Total Corporate Bonds & Notes (Cost $586,665,936)		599,341,559

Floating Rate Loans (h)—7.4%

Advertising—0.0%
inVentiv Health, Inc. Term Loan B, 4.804%, 11/09/23	298,905	300,373

Aerospace/Defense—0.2%
Silver II U.S. Holdings LLC Term Loan, 4.147%, 12/13/19	1,332,688	1,260,056

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC Term Loan, 6.539%, 03/19/21	53,195	47,061
Ceva Logistics U.S. Holdings, Inc. Term Loan, 6.539%, 03/19/21	509,731	450,953

		498,014

Airlines—0.1%
Northwest Airlines, Inc. Term Loan, 2.651%, 09/10/18 (g)	409,250	398,391

Chemicals—0.5%
Alpha 3 B.V. Term Loan B1, 4.147%, 01/31/24	290,000	291,813
Ascend Performance Materials Operations LLC Term Loan B, 6.647%, 08/12/22	2,893,028	2,918,342
Chemours Co. (The) Term Loan B, 6.000%, 05/12/22	58,184	58,311

		3,268,466

Computers—0.1%
Optiv Security, Inc. 1st Lien Term Loan, 4.250%, 02/01/24	497,000	500,313

Electrical Components & Equipment—0.2%
Cortes NP Acquisition Corp. Term Loan B, 5.030%, 11/30/23	1,559,686	1,575,283

Entertainment—0.1%
Amaya Holdings B.V. 2nd Lien Term Loan, 8.147%, 08/01/22	93,087	93,770
Term Loan B, 4.647%, 08/01/21	266,712	267,665

		361,435

Food—0.0%
Chobani LLC 1st Lien Term Loan, 10/07/23 (i)	144,000	145,680

Healthcare-Products—0.3%
DJO Finance LLC Term Loan, 4.250%, 06/08/20	772,686	750,632
Immucor, Inc. Term Loan B2, 5.000%, 08/17/18	1,045,807	1,035,610

		1,786,242

Healthcare-Services—0.1%
Ortho-Clinical Diagnostics, Inc. Term Loan B, 06/30/21 (f)	85,937	85,422
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 02/06/24	616,000	614,383

		699,805

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.0%
Alliant Holdings I, Inc. Term Loan B, 4.387%, 08/12/22	310,855	$313,413

Investment Company Security—0.1%
TKC Holdings, Inc. Term Loan, 4.750%, 02/01/23	387,000	390,930

IT Services—0.1%
NeuStar, Inc. Term Loan B1, 08/28/19 (i)	111,073	112,583
Term Loan B2, 02/28/24 (i)	302,927	307,282

		419,865

Lodging—1.0%
Caesars Entertainment Operating Co. Term Loan B7, 03/01/22 (f)	1,223,170	1,492,267
Caesars Entertainment Resort Properties LLC Term Loan B, 7.000%, 10/11/20	5,666,763	5,719,300

		7,211,567

Machinery—0.1%
Gates Global LLC Term Loan B, 4.397%, 07/06/21	848,164	850,814

Media—1.2%
Altice U.S. Finance I Corp. Term Loan B, 01/25/25 (i)	293,000	293,183
iHeartCommunications, Inc. Term Loan D, 7.732%, 01/30/19	2,362,158	2,039,329
Information Resources, Inc. 1st Lien Term Loan, 5.250%, 01/18/24	176,000	178,448
Ligado Networks LLC 2nd Lien Term Loan, 12/07/20 (f)	1,186,353	944,634
Term Loan, 12/07/20 (f)	4,879,274	4,783,723
Ziggo Secured Finance Partnership Term Loan E, 3.412%, 04/15/25	536,000	536,574

		8,775,891

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan B, 4.772%, 11/26/20	457,901	459,274

Oil & Gas—1.3%
California Resources Corp. Term Loan, 11.375%, 12/31/21	1,424,866	1,581,601
Term Loan A, 3.982%, 10/01/19	1,222,843	1,183,101
Chesapeake Energy Corp. Term Loan, 8.553%, 08/23/21	4,679,846	4,994,276
CITGO Holding, Inc. Term Loan B, 9.647%, 05/12/18	915,841	929,769
Linn Energy LLC Term Loan, 8.330%, 02/27/21	258,500	261,085

		8,949,832

Oil & Gas Services—0.1%
Weatherford International, Ltd. Term Loan, 3.290%, 07/13/20	676,896	644,743

Pharmaceuticals—0.1%
Change Healthcare Holdings, Inc. Term Loan B, 03/01/24 (f)	235,000	235,686
Vizient, Inc. Term Loan B, 5.000%, 02/13/23	258,303	261,101

		496,787

Pipelines—0.1%
Energy Transfer Equity L.P. Term Loan B, 3.539%, 02/02/24	623,233	622,565

Real Estate Investment Trusts—0.0%
Geo Group, Inc. (The) Term Loan B, 03/17/24 (f)	219,595	220,556

Retail—0.1%
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 4.750%, 02/03/24	471,000	461,580
Neiman Marcus Group, Ltd. LLC Term Loan, 4.250%, 10/25/20	682,033	550,529

		1,012,109

Semiconductors—0.0%
CEVA Intercompany B.V. Term Loan, 6.539%, 03/19/21	358,250	316,940

Software—0.9%
BMC Software Finance, Inc. Term Loan, 5.000%, 09/10/20	1,487,476	1,490,929
CCC Information Services, Inc. 1st Lien Term Loan, 03/29/24 (i)	459,000	461,295
2nd Lien Term Loan, 03/29/25 (i)	81,000	81,607
Kronos, Inc. 2nd Lien Term Loan, 9.284%, 11/01/24	1,310,000	1,354,417
Veritas U.S., Inc. Term Loan B1, 6.772%, 01/27/23	3,147,142	3,133,045

		6,521,293

Telecommunications—0.5%
CSC Holdings LLC 1st Lien Term Loan, 07/09/25 (i)	138,299	138,262
Hawaiian Telcom Communications, Inc. Term Loan B, 5.289%, 06/06/19	256,419	257,354
Intelsat Jackson Holdings S.A. Term Loan B2, 3.887%, 06/30/19	3,443,680	3,396,329

		3,791,945

Transportation—0.0%
CEVA Group PLC Term Loan, 6.500%, 03/19/21	348,940	308,703

Total Floating Rate Loans (Cost $51,317,421)		52,101,285

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—2.5%

Security Description	Principal Amount*	Value

Asset-Backed - Other—2.5%
ALM XIV, Ltd. 4.489%, 07/28/26 (144A) (d)	250,000	$250,004
AMMC CLO, Ltd. 6.052%, 05/26/28 (144A) (d)	500,000	507,852
Anchorage Capital CLO, Ltd. 5.239%, 07/28/28 (144A) (d)	1,000,000	1,008,071
Apidos CLO 4.691%, 07/22/26 (144A) (d)	550,000	549,999
Ares CLO, Ltd. 7.823%, 10/15/26 (144A) (d)	500,000	500,632
8.274%, 07/18/28 (144A) (d)	1,000,000	1,002,757
Ballyrock CLO, Ltd. 3.516%, 10/15/28 (144A) (d)	1,000,000	1,003,160
Carlyle Global Market Strategies CLO, Ltd. 3.673%, 07/15/25 (144A) (d)	500,000	500,492
7.788%, 10/20/29 (144A) (d)	750,000	758,539
Cedar Funding CLO, Ltd. 4.602%, 05/20/26 (144A) (d)	270,000	265,400
CIFC Funding, Ltd. 3.843%, 07/22/26 (144A) (d)	1,000,000	1,000,138
HPS Loan Management, Ltd. 7.475%, 07/19/27 (144A) (d)	800,000	801,442
LCM L.P. 4.152%, 08/25/24 (144A) (d)	500,000	500,446
Madison Park Funding, Ltd. 4.630%, 07/20/26 (144A) (d)	250,000	250,006
Neuberger Berman CLO, Ltd. 3.891%, 01/23/24 (144A) (d)	1,000,000	1,000,180
7.472%, 01/15/28 (144A) (d)	500,000	500,744
OCP CLO, Ltd. 2.630%, 10/20/26 (144A) (d)	500,000	500,035
Octagon Investment Partners 26, Ltd. 5.973%, 04/15/27 (144A) (d)	500,000	506,872
Octagon Investment Partners 27, Ltd. 8.123%, 07/15/27 (144A) (d)	1,000,000	1,001,780
Octagon Investment Partners, Ltd. 2.718%, 10/25/25 (144A) (d)	1,500,000	1,501,260
5.779%, 05/05/23 (144A) (d)	400,000	400,000
OneMain Financial Issuance Trust 4.320%, 07/18/25 (144A)	200,000	199,664
Race Point CLO, Ltd. 2.533%, 04/15/27 (144A) (d)	500,000	503,097
Sound Point CLO, Ltd. 5.280%, 10/20/28 (144A) (d)	500,000	504,941
Symphony CLO, Ltd. 5.823%, 04/15/28 (144A) (d)	250,000	253,568
Venture CLO, Ltd. 3.123%, 07/15/26 (144A) (d)	500,000	502,192
Westcott Park Clo, Ltd. 5.380%, 07/20/28 (144A) (d)	500,000	509,407
8.230%, 07/20/28 (144A) (d)	500,000	508,040

Total Asset-Backed Securities (Cost $16,750,333)		17,290,718

Common Stocks—1.1%
Security Description	Shares	Value

Banks—0.3%
Bank of America Corp.	17,076	402,823
Citigroup, Inc.	8,876	530,962
JPMorgan Chase & Co.	5,904	518,608
Wells Fargo & Co.	9,199	512,016

		1,964,409

Capital Markets—0.2%
Goldman Sachs Group, Inc. (The)	2,142	492,060
Morgan Stanley	11,551	494,845
Uranium Participation Corp. (j)	28,400	86,705

		1,073,610

Chemicals—0.0%
Advanced Emissions Solutions, Inc. (a) (j)	11,202	106,867

Containers & Packaging—0.0%
Ardagh Group S.A. (j)	2,439	53,560

Diversified Telecommunication Services—0.0%
Broadview Networks Holdings, Inc. (j)	52,942	66,178

Metals & Mining—0.1%
Teck Resources, Ltd. - Class B	16,590	363,321

Oil & Gas—0.1%
Halcon Resources Corp. (g)	13	934,273

Oil, Gas & Consumable Fuels—0.2%
Gener8 Maritime, Inc. (j)	266,132	1,508,968

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (j)	22,900	1,479,111

Total Common Stocks (Cost $10,125,983)		7,550,297

Convertible Preferred Stock—0.9%

Hotels, Restaurants & Leisure—0.9%
Amaya, Inc. Zero Coupon, 12/31/49 (CAD) (Cost $6,415,077)	6,961,000	6,648,767

Preferred Stocks—0.7%

Banks—0.7%
GMAC Capital Trust, 6.824% (d)	143,228	3,642,288
Morgan Stanley, 5.850% (d)	60,125	1,554,232

		5,196,520

Diversified Financial Services—0.0%
Marsico Parent Superholdco LLC (144A) (b) (j)	25	0

Total Preferred Stocks (Cost $5,308,233)		5,196,520

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Convertible Bonds—0.3%

Security Description	Shares/ Principal/ Notional Amount*	Value

Media—0.1%
DISH Network Corp. 3.375%, 08/15/26 (144A)	696,000	$840,855

Real Estate—0.1%
Aroundtown Property Holdings plc 1.500%, 01/18/21 (EUR)	100,000	110,280
3.000%, 05/05/20 (EUR)	100,000	141,618

		251,898

Semiconductors—0.1%
Micron Technology, Inc. 3.000%, 11/15/43	625,000	700,391

Total Convertible Bonds (Cost $1,568,280)		1,793,144

Mutual Fund—0.2%

Investment Company Security—0.2%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $1,241,683)	28,774	1,077,299

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (b) (g)	1,395,000	0
Lear Corp. (b) (g)	1,530,000	0

		0

Chemicals—0.0%
Momentive Performance Materials, Inc. (b)	1,398,000	0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (g)	489,000	31,785
Lehman Brothers Holdings, Inc. (g)	1,740,000	113,100

		144,885

Total Escrow Shares (Cost $0)		144,885

Purchased Options—0.0%

Interest Rate Swaptions—0.0%
Put - OTC - 10 Year Interest Rate Swap, Exercise Rate 2.60%, Expires 04/26/17 (Counterparty - Citibank N.A.)	6,330,000	6,836
Put - OTC - 10 Year Interest Rate Swap, Exercise Rate 2.75%, Expires 06/26/17 (Counterparty - Citibank N.A.)	6,330,000	19,271

		26,107

Options on Exchange-Traded Securities—0.0%
Put - SPDR S&P 500 ETF Trust, Exercise Price $230.00, Expires 04/21/17	435	24,795

Total Purchased Options (Cost $293,630)		50,902

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (c) (j) (Cost $16)	1,601	208

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $11,008,268 on 04/03/17, collateralized by $11,215,000 U.S. Treasury Note at 1.675%, due 07/31/20 with a value of $11,232,765.	11,008,185	11,008,185

Total Short-Term Investments (Cost $11,008,185)		11,008,185

Securities Lending Reinvestments (l)—18.1%

Certificates of Deposit—11.1%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,395,961	1,398,852
Bank of America N.A. 1.271%, 07/11/17 (d)	5,000,000	5,005,291
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
1.454%, 05/24/17 (d)	500,293	500,175
Chiba Bank, Ltd., New York 1.240%, 05/11/17	1,000,000	1,000,266
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	1,500,000	1,502,043
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	4,000,000	4,000,452
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	1,100,000	1,100,047
Credit Suisse AG New York 1.511%, 04/03/17 (d)	1,100,000	1,100,018
1.581%, 04/11/17 (d)	3,000,000	3,000,246
Danske Bank A/S London Zero Coupon, 05/12/17	2,991,317	2,996,910
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,700,000	1,700,751
ING Bank NV 1.461%, 04/18/17 (d)	3,500,000	3,501,491

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
KBC Bank NV 1.120%, 05/08/17	1,500,000	$1,500,225
1.150%, 04/18/17	1,000,000	1,000,090
1.150%, 04/27/17	2,000,000	1,998,820
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	4,000,000	4,000,488
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	1,000,000	1,000,576
1.591%, 04/11/17 (d)	2,000,000	2,000,152
1.643%, 04/18/17 (d)	3,000,000	3,000,435
National Australia Bank London 1.199%, 05/02/17 (d)	3,000,000	3,001,051
Natixis New York 1.241%, 08/03/17 (d)	3,300,000	3,302,125
1.444%, 04/07/17 (d)	1,000,000	1,000,055
Norinchukin Bank New York 1.451%, 07/12/17 (d)	1,000,000	1,000,885
Rabobank London 1.422%, 10/13/17 (d)	1,500,000	1,503,668
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	1,000,000	999,975
1.422%, 10/13/17 (d)	3,000,000	3,005,367
Sumitomo Bank New York 1.410%, 05/05/17 (d)	1,500,000	1,500,292
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	1,300,000	1,300,696
1.534%, 04/07/17 (d)	1,000,000	1,000,058
1.591%, 04/12/17 (d)	2,000,000	2,000,399
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (d)	2,500,000	2,500,315
1.572%, 04/26/17 (d)	2,000,000	2,000,662
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	4,000,000	4,002,068
Toronto Dominion Bank New York 1.330%, 01/10/18 (d)	1,000,000	1,000,196
UBS, Stamford 1.301%, 05/12/17 (d)	1,300,000	1,300,320
1.589%, 07/31/17 (d)	1,202,601	1,203,305
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	1,700,000	1,702,780
1.452%, 04/26/17 (d)	1,800,000	1,800,479

		78,433,237

Commercial Paper—3.4%
Barton Capital S.A. 1.110%, 04/21/17	997,163	999,333
1.160%, 04/07/17	2,791,519	2,799,616
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	2,500,000	2,503,055
Den Norske ASA 1.432%, 04/27/17 (d)	1,700,000	1,700,367
HSBC plc 1.442%, 04/25/17 (d)	4,100,000	4,100,738
Kells Funding LLC 1.100%, 06/05/17	1,793,070	1,796,124

Commercial Paper—(Continued)
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Sheffield Receivables Co. 1.170%, 04/04/17	1,994,215	1,999,854
Versailles Commercial Paper LLC 1.120%, 04/24/17	2,493,000	2,498,468
Westpac Banking Corp. 1.380%, 10/20/17 (d)	2,700,000	2,704,893

		24,099,931

Repurchase Agreements—2.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $4,135,936 on 04/03/17, collateralized by $5,948,564 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $4,218,386.	4,135,670	4,135,670
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $900,066 on 04/03/17, collateralized by $921,138 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $918,000.	900,000	900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $53,935 on 04/03/17, collateralized by $54,566 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $55,010.	53,931	53,931
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $4,002,600 on 04/03/17, collateralized by $617,993 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $4,391,946.	4,000,000	4,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $3,017,280 on 06/02/17, collateralized by various Common Stock with a value of $3,300,000.	3,000,000	3,000,000

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,000,068 on 04/03/17, collateralized by $993,744 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,020,616.	1,000,000	$1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,827,417 on 07/03/17, collateralized by various Common Stock with a value of $3,080,000.	2,800,000	2,800,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $1,000,082 on 04/03/17, collateralized by $1,170,651 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $1,020,083.	1,000,000	1,000,000

		18,889,601

Time Deposits—0.9%
OP Corporate Bank plc 1.200%, 04/10/17	1,500,000	1,500,000
Shinkin Central Bank 1.440%, 04/25/17	4,000,000	4,000,000
1.440%, 04/26/17	300,000	300,000
1.440%, 04/27/17	500,000	500,000

		6,300,000

Total Securities Lending Reinvestments (Cost $127,678,110)		127,722,769

Total Investments—118.0% (Cost $818,372,887) (m)		829,926,538
Other assets and liabilities (net)—(18.0)%		(126,501,205)

Net Assets—100.0%		$703,425,333

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $123,054,304 and the collateral received consisted of cash in the amount of $127,640,173. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.5% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $3,263,791, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Illiquid security. As of March 31, 2017, these securities represent 0.3% of net assets.
(h)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(i)	This loan will settle after March 31, 2017, at which time the interest rate will be determined.
(j)	Non-income producing security.
(k)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2017, the value of securities pledged amounted to $1,021,150.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(m)	As of March 31, 2017, the aggregate cost of investments was $818,372,887. The aggregate unrealized appreciation and depreciation of investments were $25,423,632 and $(13,869,981), respectively, resulting in net unrealized appreciation of $11,553,651.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $318,758,149, which is 45.3% of net assets.
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
HMH Publishing Co., Ltd. 06/22/19	06/22/14	1,601	$16	$208
National Air Cargo Group, Inc., 11.875%, 05/08/18	08/11/15	289,728	289,760	277,270
National Air Cargo Group, Inc., 11.875%, 05/02/18	08/11/15	275,092	275,122	263,813
Sterling Entertainment Enterprises LLC, 9.750%, 12/15/19	12/28/12	2,750,000	2,750,000	2,722,500

				$3,263,791

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date(a)	Principal Amount		Net Closing Amount
Credit Suisse Securities (USA) LLC	0.990%	12/21/16	OPEN	USD	930,000	$930,000

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	7,810,000	HSBC Bank plc	04/05/17	$5,898,355	$25,335
CAD	7,188,000	Westpac Banking Corp.	05/04/17	5,392,065	(15,518)
EUR	100,000	BNP Paribas S.A.	04/05/17	105,811	(874)
EUR	91,000	BNP Paribas S.A.	04/05/17	96,155	(928)
EUR	24,677,000	HSBC Bank plc	04/05/17	26,205,903	(120,644)
EUR	74,000	Northern Trust Co.	04/05/17	78,290	(656)
EUR	171,000	Standard Chartered Bank	04/05/17	181,187	(1,244)
EUR	125,000	Standard Chartered Bank	04/05/17	132,120	(1,236)
EUR	123,000	Standard Chartered Bank	04/05/17	130,200	(1,022)
EUR	117,000	Standard Chartered Bank	04/05/17	123,917	(904)
EUR	101,000	Standard Chartered Bank	04/05/17	107,190	(561)
EUR	93,000	Standard Chartered Bank	04/05/17	98,404	(812)
EUR	4,000	Standard Chartered Bank	04/05/17	4,229	(38)
EUR	23,948,000	Barclays Bank plc	05/04/17	25,631,496	49,290
GBP	4,518,000	Barclays Bank plc	04/05/17	5,617,934	(42,799)
GBP	3,453,000	Royal Bank of Scotland plc	05/04/17	4,309,341	(19,963)

Net Unrealized Depreciation					$(132,574)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	06/08/17	(3)	EUR	(397,977)	$2,749
Euro-Bund Futures	06/08/17	(5)	EUR	(813,696)	7,037
Euro-OAT Futures	06/08/17	(1)	EUR	(147,269)	245
Russell 2000 Index Mini Futures	06/16/17	(29)	USD	(1,982,102)	(25,278)
S&P 500 Index E-Mini Futures	06/16/17	(89)	USD	(10,521,171)	22,731
United Kingdom Long Gilt Bond Futures	06/28/17	(1)	GBP	(126,629)	(1,191)

Net Unrealized Appreciation					$6,293

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Written Options

Options on Exchange-Traded Securities	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Put - SPDR S&P 500 ETF Trust	$220.000	04/21/17	(435)	$(47,743)	$(7,395)	$40,348

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Depreciation
ITRAXX.XO.27.V1	(5.000%)	06/20/22	2.897%	EUR	300,000	$(1,025)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Appreciation
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	12/20/21	5.568%	USD	280,000	$5,282

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250%, due 10/30/17	8.000%	09/20/17	Deutsche Bank AG	0.137%	USD	1,500,000	$56,372	$—	$56,372
OTE plc, 7.875%, due 02/07/18	5.000%	12/20/21	Barclays Bank plc	3.181%	EUR	60,000	5,050	3,903	1,147
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, due 03/15/25	5.000%	06/20/22	Barclays Bank plc	4.242%	USD	84,000	2,872	1,934	938
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	06/20/22	Credit Suisse International	6.591%	EUR	22,857	(1,642)	(1,524)	(118)

Totals							$62,652	$4,313	$58,339

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar
(CDS)—	Credit Default Swap
(ITRAXX.XO)—	Markit iTraxx Crossover Index

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,764,309	$—	$2,764,309
Aerospace/Defense	—	10,922,160	541,083	11,463,243
Agriculture	—	217,147	—	217,147
Airlines	—	2,381,142	—	2,381,142
Apparel	—	278,185	—	278,185
Auto Manufacturers	—	627,039	—	627,039
Auto Parts & Equipment	—	2,240,228	—	2,240,228
Banks	—	16,102,893	—	16,102,893
Building Materials	—	5,558,061	—	5,558,061
Chemicals	—	16,745,427	—	16,745,427
Coal	—	7,426,647	—	7,426,647
Commercial Services	—	24,404,085	—	24,404,085
Computers	—	6,127,579	—	6,127,579
Cosmetics/Personal Care	—	288,015	—	288,015
Distribution/Wholesale	—	4,269,254	—	4,269,254
Diversified Financial Services	—	27,141,891	—	27,141,891
Electric	—	7,476,712	—	7,476,712
Electrical Components & Equipment	—	368,361	—	368,361
Electronics	—	953,146	—	953,146
Energy-Alternate Sources	—	812,910	—	812,910
Engineering & Construction	—	1,761,941	—	1,761,941
Entertainment	—	7,744,166	0	7,744,166
Environmental Control	—	2,689,890	—	2,689,890
Food	—	6,089,184	—	6,089,184
Food Service	—	69,218	—	69,218
Forest Products & Paper	—	486,925	—	486,925
Gas	—	1,292,805	—	1,292,805
Healthcare-Products	—	6,299,078	—	6,299,078
Healthcare-Services	—	35,409,769	—	35,409,769
Holding Companies-Diversified	—	147,311	—	147,311
Home Builders	—	5,542,670	—	5,542,670
Home Furnishings	—	1,170,382	—	1,170,382
Household Products/Wares	—	1,235,348	—	1,235,348
Insurance	—	5,633,681	—	5,633,681
Internet	—	9,113,962	—	9,113,962
Iron/Steel	—	6,059,934	—	6,059,934

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Time	$—	$1,692,201	$—	$1,692,201
Lodging	—	9,060,327	—	9,060,327
Machinery-Construction & Mining	—	4,759,379	—	4,759,379
Machinery-Diversified	—	956,538	—	956,538
Media	—	71,330,735	2,722,500	74,053,235
Metal Fabricate/Hardware	—	5,980,195	—	5,980,195
Mining	—	31,701,776	—	31,701,776
Miscellaneous Manufacturing	—	7,618,233	—	7,618,233
Office/Business Equipment	—	1,621,758	—	1,621,758
Oil & Gas	—	56,086,436	—	56,086,436
Oil & Gas Services	—	5,415,347	—	5,415,347
Packaging & Containers	—	16,170,019	—	16,170,019
Pharmaceuticals	—	14,237,115	—	14,237,115
Pipelines	—	20,860,874	—	20,860,874
Real Estate	—	3,165,503	0	3,165,503
Real Estate Investment Trusts	—	12,326,221	—	12,326,221
Retail	—	10,787,297	—	10,787,297
Semiconductors	—	6,179,182	—	6,179,182
Software	—	25,919,692	—	25,919,692
Storage/Warehousing	—	1,574,562	—	1,574,562
Telecommunications	—	56,429,947	—	56,429,947
Textiles	—	136,658	—	136,658
Transportation	—	3,611,246	—	3,611,246
Trucking & Leasing	—	605,280	—	605,280
Total Corporate Bonds & Notes	—	596,077,976	3,263,583	599,341,559
Total Floating Rate Loans*	—	52,101,285	—	52,101,285
Total Asset-Backed Securities*	—	17,290,718	—	17,290,718
Common Stocks
Banks	1,964,409	—	—	1,964,409
Capital Markets	1,073,610	—	—	1,073,610
Chemicals	106,867	—	—	106,867
Containers & Packaging	53,560	—	—	53,560
Diversified Telecommunication Services	66,178	—	—	66,178
Metals & Mining	363,321	—	—	363,321
Oil & Gas	—	934,273	—	934,273
Oil, Gas & Consumable Fuels	1,508,968	—	—	1,508,968
Wireless Telecommunication Services	1,479,111	—	—	1,479,111
Total Common Stocks	6,616,024	934,273	—	7,550,297
Total Convertible Preferred Stock*	—	6,648,767	—	6,648,767
Preferred Stocks
Banks	5,196,520	—	—	5,196,520
Diversified Financial Services	—	—	0	0
Total Preferred Stocks	5,196,520	—	0	5,196,520
Total Convertible Bonds*	—	1,793,144	—	1,793,144
Total Mutual Fund*	1,077,299	—	—	1,077,299
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Chemicals	—	—	0	0
Diversified Financial Services	—	144,885	—	144,885
Total Escrow Shares	—	144,885	0	144,885
Purchased Options
Interest Rate Swaptions	—	26,107	—	26,107
Options on Exchange-Traded Securities	24,795	—	—	24,795
Total Purchased Options	24,795	26,107	—	50,902

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Warrant*	$—	$208	$—	$208
Total Short-Term Investment*	—	11,008,185	—	11,008,185
Total Securities Lending Reinvestments*	—	127,722,769	—	127,722,769
Total Investments	$12,914,638	$813,748,317	$3,263,583	$829,926,538

Collateral for Securities Loaned (Liability)	$—	$(127,640,173)	$—	$(127,640,173)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$74,625	$—	$74,625
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(207,199)	—	(207,199)
Total Forward Contracts	$—	$(132,574)	$—	$(132,574)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$32,762	$—	$—	$32,762
Futures Contracts (Unrealized Depreciation)	(26,469)	—	—	(26,469)
Total Futures Contracts	$6,293	$—	$—	$6,293
Written Options at Value	$(7,395)	$—	$—	$(7,395)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,282	$—	$5,282
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,025)	—	(1,025)
Total Centrally Cleared Swap Contracts	$—	$4,257	$—	$4,257
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$64,294	$—	$64,294
OTC Swap Contracts at Value (Liabilities)	—	(1,642)	—	(1,642)
Total OTC Swap Contracts	$—	$62,652	$—	$62,652
Total Reverse Repurchase Agreements (Liability)	$—	$(930,000)	$—	$(930,000)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-78

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—93.2% of Net Assets

Security Description	Shares	Value

Australia—0.8%
BHP Billiton plc	761,000	$11,706,827

Brazil—12.2%
Ambev S.A.	3,061,400	17,836,816
Banco Bradesco S.A. (ADR)	3,824,397	39,161,825
BRF S.A.	1,240,468	15,298,815
Lojas Renner S.A.	2,854,000	25,343,768
Multiplan Empreendimentos Imobiliarios S.A.	858,537	18,182,139
Ultrapar Participacoes S.A.	1,487,000	34,018,699
Vale S.A. (ADR) (a)	2,765,077	26,268,231

		176,110,293

Chile—2.2%
Banco Santander Chile (ADR)	705,000	17,681,400
SACI Falabella	1,652,595	13,794,269

		31,475,669

China—4.0%
China Mobile, Ltd.	3,889,000	42,777,967
PetroChina Co., Ltd. - Class H	21,600,000	15,857,185

		58,635,152

Hong Kong—8.1%
AIA Group, Ltd.	7,440,000	46,895,696
Hang Lung Group, Ltd.	5,521,000	23,555,998
Hang Lung Properties, Ltd.	3,338,000	8,693,497
Hong Kong Exchanges and Clearing, Ltd.	593,517	14,935,324
Swire Pacific, Ltd. - Class B	13,029,000	22,600,692

		116,681,207

Hungary—1.2%
Richter Gedeon Nyrt	764,000	17,343,425

India—17.5%
Hero MotoCorp, Ltd.	448,000	22,224,195
Hindustan Unilever, Ltd.	1,686,000	23,673,630
Housing Development Finance Corp., Ltd.	2,589,000	59,899,486
ICICI Bank, Ltd.	4,049,000	17,264,692
Infosys, Ltd.	918,020	14,471,243
ITC, Ltd.	9,958,500	43,055,169
Kotak Mahindra Bank, Ltd.	513,368	6,902,718
Tata Consultancy Services, Ltd.	472,841	17,646,070
UltraTech Cement, Ltd.	775,063	47,364,980

		252,502,183

Indonesia—4.6%
Astra International Tbk PT	68,573,600	44,472,017
Bank Central Asia Tbk PT	4,030,600	5,011,410
Indocement Tunggal Prakarsa Tbk PT	13,685,100	17,048,050

		66,531,477

Luxembourg—1.5%
Tenaris S.A. (ADR)	629,000	21,474,060

Malaysia—1.3%
Public Bank Bhd	4,115,000	18,501,009

Mexico—7.0%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	438,877	38,849,392
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR) (a)	118,000	20,442,320
Grupo Financiero Banorte S.A.B. de C.V. - Class O	7,226,208	41,584,299

		100,876,011

Philippines—3.7%
Ayala Corp.	138,120	2,325,535
Ayala Land, Inc.	43,257,000	28,490,130
Bank of the Philippine Islands	11,247,370	22,680,038

		53,495,703

Poland—1.2%
Bank Pekao S.A.	504,000	16,756,865

Portugal—1.1%
Jeronimo Martins SGPS S.A.	913,000	16,343,958

Russia—4.6%
Lukoil PJSC (ADR)	610,343	32,254,883
Lukoil PJSC (ADR)	50,000	2,653,000
Magnit PJSC	188,006	30,980,255

		65,888,138

South Africa—3.4%
Massmart Holdings, Ltd.	1,380,135	14,005,845
MTN Group, Ltd. (a)	1,459,000	13,248,624
Truworths International, Ltd.	3,303,299	21,317,178

		48,571,647

South Korea—2.7%
AmorePacific Group	69,166	7,389,365
NAVER Corp.	41,553	31,762,686

		39,152,051

Taiwan—5.0%
Taiwan Mobile Co., Ltd.	4,493,000	16,507,599
Taiwan Semiconductor Manufacturing Co., Ltd.	8,957,000	56,208,963

		72,716,562

Thailand—5.1%
Siam Cement PCL (The)	2,419,850	38,027,472
Siam Commercial Bank PCL (The)	7,702,000	36,534,769

		74,562,241

Turkey—3.8%
Akbank TAS	8,173,000	19,167,560
BIM Birlesik Magazalar A/S	1,175,000	18,061,354

BHFTI-79

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Turkey—(Continued)
Turkiye Garanti Bankasi A/S	7,521,000	$18,320,026

		55,548,940

United Kingdom—1.0%
Standard Chartered plc (b)	1,529,057	14,633,489

United States—1.2%
Yum China Holdings, Inc. (b)	633,400	17,228,480

Total Common Stocks (Cost $1,145,077,050)		1,346,735,387

Preferred Stocks—5.7%

South Korea—5.7%
AmorePacific Corp.	36,665	5,474,508
Samsung Electronics Co., Ltd.	54,173	77,693,430

Total Preferred Stocks (Cost $56,196,287)		83,167,938

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $18,611,117 on 04/03/17, collateralized by $18,710,000 U.S. Treasury Note at 2.000% due 07/31/20 with a value of $18,985,879.	18,610,977	18,610,977

Total Short-Term Investments (Cost $18,610,977)		18,610,977

Securities Lending Reinvestments (c)—1.2%

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,349,912 on 04/03/17, collateralized by $4,818,055 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,416,693.	3,349,697	3,349,697
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,700,125 on 04/03/17, collateralized by $1,739,928 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,734,000.	1,700,000	1,700,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $78,754 on 04/03/17, collateralized by $79,676 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $80,324.	78,748	78,748
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $1,000,650 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $500,054 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,900,130 on 04/03/17, collateralized by $1,888,114 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,939,170.	1,900,000	1,900,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $3,600,294 on 04/03/17, collateralized by $4,214,345 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $3,672,300.	3,600,000	3,600,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $3,600,279 on 04/03/17, collateralized by $10,776,508 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $3,672,000.	3,600,000	3,600,000

		15,728,445

Time Deposits—0.1%
Credit Agricole S.A. London 0.830%, 04/03/17	500,000	500,000
Den Norske Bank Oslo 0.900%, 04/03/17	500,000	500,000

BHFTI-80

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Nordea Bank New York 0.810%, 04/03/17	200,000	$200,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	200,000	200,000
0.850%, 04/03/17	500,000	500,000

		1,900,000

Total Securities Lending Reinvestments (Cost $17,628,445)		17,628,445

Total Investments—101.4% (Cost $1,237,512,759) (d)		1,466,142,747
Other assets and liabilities (net)—(1.4)%		(20,522,660)

Net Assets—100.0%		$1,445,620,087

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $16,009,149 and the collateral received consisted of cash in the amount of $17,628,445. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	As of March 31, 2017, the aggregate cost of investments was $1,237,512,759. The aggregate unrealized appreciation and depreciation of investments were $270,662,095 and $(42,032,107), respectively, resulting in net unrealized appreciation of $228,629,988.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Banks	19.0
Construction Materials	7.1
Real Estate Management & Development	7.0
Oil, Gas & Consumable Fuels	5.9
Food & Staples Retailing	5.5
Technology Hardware, Storage & Peripherals	5.4
Wireless Telecommunication Services	5.0
Automobiles	4.6
Thrifts & Mortgage Finance	4.1
Beverages	3.9

BHFTI-81

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$11,706,827	$—	$11,706,827
Brazil	176,110,293	—	—	176,110,293
Chile	31,475,669	—	—	31,475,669
China	—	58,635,152	—	58,635,152
Hong Kong	—	116,681,207	—	116,681,207
Hungary	—	17,343,425	—	17,343,425
India	—	252,502,183	—	252,502,183
Indonesia	—	66,531,477	—	66,531,477
Luxembourg	21,474,060	—	—	21,474,060
Malaysia	—	18,501,009	—	18,501,009
Mexico	100,876,011	—	—	100,876,011
Philippines	—	53,495,703	—	53,495,703
Poland	—	16,756,865	—	16,756,865
Portugal	—	16,343,958	—	16,343,958
Russia	2,653,000	63,235,138	—	65,888,138
South Africa	—	48,571,647	—	48,571,647
South Korea	—	39,152,051	—	39,152,051
Taiwan	—	72,716,562	—	72,716,562
Thailand	74,562,241	—	—	74,562,241
Turkey	—	55,548,940	—	55,548,940
United Kingdom	—	14,633,489	—	14,633,489
United States	17,228,480	—	—	17,228,480
Total Common Stocks	424,379,754	922,355,633	—	1,346,735,387
Total Preferred Stocks*	—	83,167,938	—	83,167,938
Total Short-Term Investment*	—	18,610,977	—	18,610,977
Total Securities Lending Reinvestments*	—	17,628,445	—	17,628,445
Total Investments	$424,379,754	$1,041,762,993	$—	$1,466,142,747

Collateral for Securities Loaned (Liability)	$—	$(17,628,445)	$—	$(17,628,445)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $99,817,504 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-82

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—91.8% of Net Assets

Security Description	Shares	Value

Australia—1.3%
Westpac Banking Corp.	511,806	$13,657,026

Belgium—0.6%
Telenet Group Holding NV (a)	102,370	6,088,429

Brazil—0.2%
Ambev S.A. (ADR)	366,807	2,112,808

Canada—3.5%
Canadian Pacific Railway, Ltd.	237,918	34,954,913
Rogers Communications, Inc. - Class B	42,815	1,893,087

		36,848,000

China—3.7%
Alibaba Group Holding, Ltd. (ADR) (a)	312,042	33,647,489
China Mobile, Ltd.	539,500	5,934,357

		39,581,846

Denmark—0.4%
ISS A/S	122,148	4,611,602

France—4.9%
AXA S.A.	726,857	18,809,510
BNP Paribas S.A.	16,132	1,074,528
Schneider Electric SE	143,833	10,542,051
Vallourec S.A. (a) (b)	673,360	4,478,872
Zodiac Aerospace	702,984	17,595,647

		52,500,608

Germany—19.2%
Allianz SE	217,272	40,247,056
Beiersdorf AG	206,625	19,560,586
Deutsche Boerse AG (a)	490,329	44,938,455
Deutsche Post AG	426,438	14,599,346
Linde AG	254,878	42,425,295
SAP SE	50,199	4,925,739
Vonovia SE	398,920	14,058,415
Wirecard AG (b)	412,808	22,869,548

		203,624,440

Hong Kong—2.5%
AIA Group, Ltd.	4,238,372	26,715,243

Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	3,933,500	3,830,068

Ireland—0.4%
Allegion plc	56,560	4,281,592

Italy—4.6%
Assicurazioni Generali S.p.A.	1,093,019	17,373,884
Atlantia S.p.A.	401,453	10,364,247
Intesa Sanpaolo S.p.A.	5,903,699	16,035,226
UniCredit S.p.A.	347,654	5,359,176

		49,132,533

Japan—11.6%
Bridgestone Corp.	222,900	9,036,993
Calbee, Inc.	265,800	9,081,226
Japan Tobacco, Inc.	1,039,292	33,831,631
KDDI Corp.	213,500	5,609,698
Nippon Telegraph & Telephone Corp.	382,700	16,347,254
Nomura Holdings, Inc.	2,566,500	16,011,855
NTT DoCoMo, Inc.	1,110,492	25,880,764
Sumitomo Mitsui Financial Group, Inc.	191,200	6,971,272

		122,770,693

Luxembourg—1.0%
RTL Group S.A.	46,726	3,763,470
Tenaris S.A. (ADR)	200,647	6,850,089

		10,613,559

Mexico—0.1%
Wal-Mart de Mexico S.A.B. de C.V.	336,200	775,753

Netherlands—6.4%
Akzo Nobel NV	129,210	10,708,686
ASML Holding NV	104,149	13,814,319
Heineken NV	44,010	3,745,261
ING Groep NV	2,299,560	34,742,578
Unilever NV	98,162	4,876,661

		67,887,505

Russia—0.6%
MMC Norilsk Nickel PJSC (ADR)	420,449	6,578,149

South Korea—1.5%
LG Household & Health Care, Ltd.	4,385	3,175,460
Orion Corp.	115	68,893
Samsung Electronics Co., Ltd.	7,187	13,236,592

		16,480,945

Spain—1.6%
Grifols S.A.	311,451	7,639,235
Grifols S.A. (ADR)	516,677	9,752,278

		17,391,513

Sweden—0.9%
Swedbank AB - A Shares (b)	395,219	9,156,694

Switzerland—5.9%
Actelion, Ltd. (a)	32,389	9,125,119
LafargeHolcim, Ltd. (a)	198,685	11,763,620
Nestle S.A.	488,914	37,506,084
Swatch Group AG (The) - Bearer Shares	12,198	4,359,863

		62,754,686

Taiwan—2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,548,000	22,265,200

BHFTI-83

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thailand—0.1%
Thai Beverage PCL	2,204,100	$1,481,130

United Kingdom—12.8%
Aon plc	272,031	32,287,359
Coca-Cola European Partners plc	630,521	23,764,337
ConvaTec Group plc (a)	3,918,569	13,688,882
Imperial Brands plc	113,443	5,502,183
Liberty Global plc - Class A (a)	460,055	16,502,173
Liberty Global plc - Class C (a)	748,144	26,214,966
St. James’s Place plc	131,430	1,747,488
Wolseley plc	252,714	15,895,394

		135,602,782

United States—5.5%
Amazon.com, Inc. (a)	16,744	14,844,226
Medtronic plc	413,360	33,300,282
WABCO Holdings, Inc. (a)	86,437	10,149,432

		58,293,940

Total Common Stocks (Cost $924,078,325)		975,036,744

Equity Linked Security—2.3%

Ireland—2.3%
Ryanair Holdings plc (HSBC Bank plc), 10/29/18 (c) (Cost $20,210,974)	1,597,945	24,760,584

Preferred Stock—1.5%

Germany—1.5%
Henkel AG & Co. KGaA (Cost $14,079,894)	123,075	15,771,787

Short-Term Investment—4.0%

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $42,725,630 on 04/03/17, collateralized by $42,125,000 U.S. Treasury Note at 2.625% due 08/15/20 with a value of $43,584,421.	42,725,309	42,725,309

Total Short-Term Investments (Cost $42,725,309)		42,725,309

Securities Lending Reinvestments (d)—3.5%
Security Description	Principal Amount*	Value

Repurchase Agreements—3.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,297,335 on 04/03/17, collateralized by $3,304,172 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,343,132.	2,297,187	2,297,187
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $7,000,513 on 04/03/17, collateralized by $7,164,410 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $7,140,002.	7,000,000	7,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $7,000,478 on 04/03/17, collateralized by $6,956,209 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $7,144,312.	7,000,000	7,000,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $7,500,613 on 04/03/17, collateralized by $8,779,886 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $7,650,625.	7,500,000	7,500,000

BHFTI-84

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $7,500,581 on 04/03/17, collateralized by $22,451,058 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $7,650,000.	7,500,000	$7,500,000

		34,397,187

Time Deposits—0.3%
Credit Agricole S.A. London 0.830%, 04/03/17	1,000,000	1,000,000
Den Norske Bank Oslo 0.900%, 04/03/17	1,000,000	1,000,000
Skandanaviska Enskilda Banken 0.850%, 04/03/17	1,000,000	1,000,000

		3,000,000

Total Securities Lending Reinvestments (Cost $37,397,187)		37,397,187

Total Investments—103.1% (Cost $1,038,491,689) (e)		1,095,691,611
Other assets and liabilities (net)—(3.1)%		(33,361,773)

Net Assets—100.0%		$1,062,329,838

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $34,980,745 and the collateral received consisted of cash in the amount of $37,397,187. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,038,491,689. The aggregate unrealized appreciation and depreciation of investments were $77,768,625 and $(20,568,703), respectively, resulting in net unrealized appreciation of $57,199,922.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Insurance	12.9
Banks	10.9
Capital Markets	5.7
Chemicals	5.0
Media	5.0
Health Care Equipment & Supplies	4.4
Food Products	4.4
Tobacco	3.7
Wireless Telecommunication Services	3.7
Semiconductors & Semiconductor Equipment	3.4

BHFTI-85

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$13,657,026	$—	$13,657,026
Belgium	—	6,088,429	—	6,088,429
Brazil	2,112,808	—	—	2,112,808
Canada	36,848,000	—	—	36,848,000
China	33,647,489	5,934,357	—	39,581,846
Denmark	—	4,611,602	—	4,611,602
France	—	52,500,608	—	52,500,608
Germany	—	203,624,440	—	203,624,440
Hong Kong	—	26,715,243	—	26,715,243
Indonesia	—	3,830,068	—	3,830,068
Ireland	4,281,592	—	—	4,281,592
Italy	—	49,132,533	—	49,132,533
Japan	—	122,770,693	—	122,770,693
Luxembourg	6,850,089	3,763,470	—	10,613,559
Mexico	775,753	—	—	775,753
Netherlands	—	67,887,505	—	67,887,505
Russia	—	6,578,149	—	6,578,149
South Korea	—	16,480,945	—	16,480,945
Spain	9,752,278	7,639,235	—	17,391,513
Sweden	—	9,156,694	—	9,156,694
Switzerland	9,125,119	53,629,567	—	62,754,686
Taiwan	—	22,265,200	—	22,265,200
Thailand	—	1,481,130	—	1,481,130
United Kingdom	98,768,835	36,833,947	—	135,602,782
United States	58,293,940	—	—	58,293,940
Total Common Stocks	260,455,903	714,580,841	—	975,036,744
Total Equity Linked Security*	—	24,760,584	—	24,760,584
Total Preferred Stock*	—	15,771,787	—	15,771,787
Total Short-Term Investment*	—	42,725,309	—	42,725,309
Total Securities Lending Reinvestments*	—	37,397,187	—	37,397,187
Total Investments	$260,455,903	$835,235,708	$—	$1,095,691,611

Collateral for Securities Loaned (Liability)	$—	$(37,397,187)	$—	$(37,397,187)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $8,839,686 were due to the application of a systematic fair valuation model factor.

BHFTI-86

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—94.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.5%
inVentiv Health, Inc. Term Loan B, 4.804%, 11/09/23	2,244,375	$2,255,397
J.D. Power & Associates 1st Lien Term Loan, 5.250%, 09/07/23	696,500	701,724
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 5.250%, 12/19/23	997,500	1,006,228

		3,963,349

Aerospace/Defense—2.4%
BE Aerospace, Inc. Term Loan B, 4.033%, 12/16/21	938,182	942,134
Flying Fortress, Inc. Term Loan, 3.397%, 04/30/20	2,729,167	2,754,469
Silver II U.S. Holdings LLC Term Loan, 4.147%, 12/13/19	5,335,643	5,044,851
TransDigm, Inc. Extended Term Loan F, 3.982%, 06/09/23	3,316,025	3,304,628
Term Loan C, 4.117%, 02/28/20	4,779,921	4,785,298
Term Loan D, 4.136%, 06/04/21	1,750,500	1,749,224
Wesco Aircraft Hardware Corp. Term Loan A, 3.990%, 10/04/21	1,511,250	1,504,952

		20,085,556

Auto Components—1.7%
American Axle & Manufacturing, Inc. Term Loan B, 03/08/24 (b)	2,975,000	2,983,678
CS Intermediate Holdco 2 LLC Term Loan B, 3.897%, 10/26/23	1,306,924	1,321,627
Dayco Products LLC Term Loan B, 5.304%, 12/12/19	974,874	984,623
Federal-Mogul Holdings Corp. Term Loan C, 4.750%, 04/15/21	4,192,500	4,184,639
MPG Holdco I, Inc. Term Loan B, 3.750%, 10/20/21	4,040,446	4,053,073
Visteon Corp. Delayed Draw Term Loan B, 3.350%, 04/09/21	685,417	689,272

		14,216,912

Auto Manufacturers—0.3%
FCA U.S. LLC Term Loan B, 3.390%, 12/31/18	2,460,873	2,471,440

Auto Parts & Equipment—0.7%
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 2.860%, 04/30/19	2,433,333	2,456,450
Horizon Global Corp. Term Loan B, 7.000%, 06/30/21	386,326	391,638
TI Group Automotive Systems LLC Term Loan, 3.732%, 06/30/22	1,674,500	1,686,012
Tower Automotive Holdings USA LLC Term Loan B, 3.625%, 03/07/24	1,239,720	1,238,945

		5,773,045

Security Description	Principal Amount*	Value

Banks—0.1%
Freedom Mortgage Corp. 1st Lien Term Loan, 6.862%, 02/26/22	475,000	$482,719

Beverages—0.2%
Flavors Holdings, Inc. 1st Lien Term Loan, 6.897%, 04/03/20	700,000	609,000
Oak Tea, Inc. Term Loan B1, 3.500%, 07/02/22	1,132,207	1,140,226

		1,749,226

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc. 1st Lien Term Loan, 4.750%, 08/13/21	994,375	996,861

Building Materials—0.9%
CPG International, Inc. Term Loan, 4.897%, 09/30/20	1,945,966	1,960,560
GCP Applied Technologies, Inc. Term Loan B, 4.397%, 02/03/22	544,500	550,966
Henry Co. LLC Term Loan B, 5.500%, 10/05/23	299,250	303,552
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.232%, 11/15/23	2,493,750	2,522,845
Summit Materials Cos. I LLC Term Loan B, 3.738%, 07/17/22	1,603,987	1,621,531
Tank Holding Corp. Term Loan, 5.250%, 03/16/22	679,438	680,004

		7,639,458

Capital Markets—1.5%
Armor Holding II LLC 1st Lien Term Loan, 5.750%, 06/26/20	2,104,576	2,110,715
Corporate Capital Trust, Inc. Term Loan B, 4.438%, 05/20/19	1,140,306	1,143,841
Donnelley Financial Solutions, Inc. Term Loan B, 5.000%, 09/30/23	450,000	454,590
Guggenheim Partners LLC Term Loan, 3.727%, 07/21/23	3,982,748	4,014,279
NXT Capital, Inc. Term Loan, 5.500%, 11/22/22	2,444,813	2,469,261
Salient Partners L.P. Term Loan, 9.522%, 05/19/21	729,000	699,840
Sheridan Investment Partners II L.P. Term Loan A, 4.560%, 12/16/20	98,878	82,440
Term Loan B, 4.560%, 12/16/20	710,808	592,636
Term Loan M, 4.560%, 12/16/20	36,876	30,745
Virtus Investment Partners, Inc. Term Loan, 02/28/24 (b)	475,000	482,125

		12,080,472

Chemicals—4.3%
Alpha 3 B.V. Term Loan B1, 4.147%, 01/31/24	525,000	528,281

BHFTI-87

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Aruba Investments, Inc. Term Loan B, 4.647%, 02/02/22	296,216	$297,387
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B1, 3.647%, 02/01/23	3,367,050	3,400,458
Emerald Performance Materials LLC 1st Lien Term Loan, 4.500%, 08/01/21	480,602	486,009
Ferro Corp. Term Loan B, 3.536%, 02/14/24	400,000	403,250
Flint Group GmbH Term Loan C, 4.000%, 09/07/21	138,314	138,833
Flint Group U.S. LLC 1st Lien Term Loan B2, 4.000%, 09/07/21	836,686	839,824
Gemini HDPE LLC Term Loan B, 4.039%, 08/07/21	1,913,677	1,936,402
Huntsman International LLC Term Loan B1, 3.732%, 10/01/21	796,000	803,955
Term Loan B2, 3.982%, 04/01/23	1,791,000	1,811,149
Ineos U.S. Finance LLC Term Loan, 3.732%, 03/31/22	686,024	690,205
Term Loan, 3.732%, 04/01/24	623,438	626,944
Kraton Polymers LLC Term Loan B, 5.000%, 01/06/22	2,166,471	2,190,597
Kronos Worldwide, Inc. Term Loan, 4.150%, 02/18/20	315,250	315,907
MacDermid, Inc. Term Loan, 4.982%, 06/07/23	3,595,715	3,630,551
Term Loan B5, 4.500%, 06/07/20	304,927	308,167
Minerals Technologies, Inc. Term Loan B, 3.294%, 02/14/24	1,046,154	1,061,192
Orion Engineered Carbons GmbH Term Loan, 4.147%, 07/25/21	467,485	472,062
OXEA Finance LLC Term Loan B2, 4.250%, 01/15/20	1,112,005	1,087,911
PolyOne Corp. Term Loan B, 3.131%, 11/12/22	965,297	974,950
PQ Corp. Term Loan, 5.289%, 11/04/22	2,158,715	2,184,157
Sonneborn LLC Term Loan, 4.750%, 12/10/20	352,666	354,282
Sonneborn Refined Products B.V. Term Loan, 4.750%, 12/10/20	62,235	62,520
Tata Chemicals North America, Inc. Term Loan B, 3.938%, 08/07/20	916,755	917,306
Trinseo Materials Operating SCA Term Loan B, 4.250%, 11/05/21	1,301,813	1,316,865
Tronox Pigments (Netherlands) B.V. Term Loan, 4.647%, 03/19/20	4,400,928	4,433,512
Unifrax Corp. Term Loan, 4.250%, 11/28/18	213,840	213,773
Term Loan B, 03/29/24 (b)	525,000	529,594
Univar, Inc. Term Loan B, 3.732%, 07/01/22	3,225,977	3,234,042
Versum Materials, Inc. Term Loan, 3.647%, 09/29/23	597,000	604,836

		35,854,921

Coal—0.2%
Murray Energy Corp. Term Loan B2, 8.397%, 04/16/20	1,919,000	1,863,028

Commercial Services—5.3%
Acosta Holdco, Inc. Term Loan, 4.289%, 09/26/21	2,707,122	2,546,048
Albany Molecular Research, Inc. Term Loan B, 6.006%, 07/16/21	1,384,210	1,398,052
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.001%, 12/18/20	870,812	875,030
Bright Horizons Family Solutions, Inc. Term Loan B, 3.732%, 11/07/23	1,967,438	1,990,555
Cast & Crew Payroll LLC 1st Lien Term Loan, 4.650%, 08/12/22	374,063	376,400
Garda World Security Corp. Delayed Draw Term Loan, 4.000%, 11/06/20	712,471	715,677
Term Loan B, 4.000%, 11/06/20	3,349,899	3,364,973
Hertz Corp. (The) Term Loan B, 3.732%, 06/30/23	1,017,313	1,020,412
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 8.000%, 07/18/19 (c) (d)	333,751	267,001
Revolver, 1.375%, 07/18/18 (c) (d) (e)	248,024	245,246
IPC Corp. Term Loan B, 5.500%, 08/06/21	1,666,000	1,557,710
Jaguar Holding Co. II Term Loan B, 4.328%, 08/18/22	6,681,422	6,711,489
KAR Auction Services, Inc. Term Loan B2, 4.188%, 03/11/21	4,530,330	4,565,250
Live Nation Entertainment, Inc. Term Loan B2, 3.500%, 10/31/23	2,628,702	2,651,278
LSC Communications, Inc. Term Loan B, 7.000%, 09/30/22	979,167	993,854
Merrill Communications LLC Term Loan, 6.289%, 06/01/22	615,169	616,707
Monitronics International, Inc. Term Loan B2, 6.500%, 09/30/22	3,101,357	3,141,094
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.250%, 05/02/22	2,613,201	2,640,266
Rent-A-Center, Inc. Term Loan B, 3.790%, 03/19/21	122,833	120,914
ServiceMaster Co. Term Loan B, 3.482%, 11/08/23	2,867,813	2,888,412
SGS Cayman L.P. Term Loan B, 6.000%, 04/23/21	197,911	191,973
Weight Watchers International, Inc. Term Loan B2, 4.204%, 04/02/20	4,906,061	4,593,737

		43,472,078

Computers—0.9%
Avast Software B.V. Term Loan B, 4.250%, 09/30/23	1,925,625	1,943,283
MTS Systems Corp. Term Loan B, 5.080%, 07/05/23	1,293,500	1,307,211

BHFTI-88

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
SkillSoft Corp. 1st Lien Term Loan, 5.750%, 04/28/21	3,934,821	$3,627,413
TNS, Inc. 1st Lien Term Loan, 5.000%, 02/14/20	767,370	774,684

		7,652,591

Construction Materials—0.2%
Fairmount Santrol, Inc. Term Loan B2, 4.647%, 09/05/19	1,954,125	1,920,743

Cosmetics/Personal Care—0.3%
Coty, Inc. Term Loan B, 3.311%, 10/27/22	816,771	821,876
Galleria Co. Term Loan B, 3.813%, 09/29/23	1,675,000	1,688,609

		2,510,485

Distributors—0.3%
American Builders & Contractors Supply Co., Inc. Term Loan B, 3.732%, 10/31/23	2,500,000	2,514,063
PFS Holding Corp. 1st Lien Term Loan, 4.500%, 01/31/21	242,500	238,559

		2,752,622

Diversified Consumer Services—0.2%
Coinamatic Canada, Inc. 1st Lien Term Loan, 4.250%, 05/14/22	43,927	43,954
KUEHG Corp. 1st Lien Term Loan, 5.397%, 08/12/22	1,482,241	1,494,903
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.250%, 05/14/22	250,823	250,979

		1,789,836

Diversified Financial Services—3.1%
AlixPartners LLP Term Loan B, 04/29/24 (b)	1,825,000	1,836,406
Term Loan B, 4.000%, 07/28/22	592,515	597,170
Altisource Solutions S.a.r.l. Term Loan B, 4.500%, 12/09/20	426,725	411,789
Aptean, Inc. 1st Lien Term Loan, 6.000%, 12/20/22	750,000	760,078
Aretec Group, Inc. 2nd Lien Term Loan, 2.000%, 05/23/21	3,012,431	2,869,341
Term Loan, 8.000%, 11/23/20	1,071,957	1,082,677
Citco Funding LLC Term Loan, 06/29/18 (b)	700,000	703,938
Term Loan, 3.982%, 06/29/18	2,371,205	2,380,097
Clipper Acquisitions Corp. Term Loan B, 3.314%, 02/06/20	1,463,084	1,469,485
Grosvenor Capital Management Holdings LLP Term Loan B, 3.750%, 01/04/21	2,765,028	2,771,941
Harbourvest Partners LLC Term Loan, 3.381%, 02/04/21	680,641	684,044

Diversified Financial Services—(Continued)
Lightstone Generation LLC Term Loan B, 5.539%, 01/30/24	1,433,003	1,444,108
Term Loan C, 5.539%, 01/30/24	88,406	89,091
LPL Holdings, Inc. Term Loan B, 03/10/24 (b)	1,325,000	1,333,006
MIP Delaware LLC Term Loan B1, 4.147%, 03/09/20	177,304	178,080
NFP Corp. Term Loan B, 4.647%, 01/08/24	399,000	403,539
Nord Anglia Education Finance LLC Term Loan, 4.554%, 03/31/21	2,149,550	2,173,062
PGX Holdings, Inc. 1st Lien Term Loan, 6.250%, 09/29/20	516,884	518,984
Walker & Dunlop, Inc. Term Loan B, 5.250%, 12/11/20	668,204	674,886
Walter Investment Management Corp. Term Loan, 4.750%, 12/18/20	3,988,048	3,448,947

		25,830,669

Electric—1.7%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.232%, 05/03/20	986,563	990,571
Term Loan B2, 3.480%, 01/31/22	989,684	989,065
Calpine Corp. 1st Lien Term Loan, 2.740%, 11/30/17	600,000	601,313
Term Loan B5, 3.900%, 01/15/24	4,158,487	4,181,229
Term Loan B8, 2.600%, 12/26/19	450,000	450,804
Dayton Power & Light Co. (The) Term Loan B, 4.240%, 08/24/22	548,625	552,392
Energy Future Intermediate Holding Co. LLC Term Loan, 4.304%, 06/30/17	1,725,000	1,726,437
Granite Acquisition, Inc. Term Loan B, 5.147%, 12/19/21	2,434,387	2,459,746
Term Loan C, 5.147%, 12/19/21	109,579	110,720
Helix Gen Funding LLC Term Loan B, 02/23/24 (b)	900,000	913,782
Invenergy Thermal Operating I LLC Term Loan B, 6.647%, 10/19/22	410,900	398,573
Longview Power LLC Term Loan B, 7.000%, 04/13/21	1,252,688	1,058,521

		14,433,153

Electrical Components & Equipment—0.5%
Electrical Components International, Inc. Term Loan B, 5.897%, 05/28/21	1,302,149	1,312,729
Electro Rent Corp. 1st Lien Term Loan, 6.000%, 01/19/24	1,197,000	1,210,966
Pelican Products, Inc. Term Loan, 5.397%, 04/10/20	1,553,702	1,555,159

		4,078,854

Electronics—1.0%
EIG Investors Corp. Term Loan, 6.042%, 02/09/23	1,969,697	1,986,110
Term Loan, 6.532%, 11/09/19	4,632,286	4,669,344

BHFTI-89

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electronics—(Continued)
Excelitas Technologies Corp. 1st Lien Term Loan, 6.150%, 10/31/20	1,790,185	$1,790,745

		8,446,199

Energy Equipment & Services—0.5%
EnergySolutions LLC Term Loan, 6.750%, 05/29/20	1,675,750	1,698,792
Seadrill Partners Finco LLC Term Loan B, 4.147%, 02/21/21	3,154,499	2,152,945

		3,851,737

Entertainment—1.5%
Amaya Holdings B.V. Term Loan B, 4.647%, 08/01/21	4,796,395	4,813,523
CDS U.S. Intermediate Holdings, Inc. 1st Lien Term Loan, 5.147%, 07/08/22	1,911,068	1,929,223
Gateway Casinos & Entertainment, Ltd. Term Loan B1, 4.800%, 02/22/23	375,000	379,453
National CineMedia LLC Term Loan, 3.740%, 11/26/19	500,000	503,516
SeaWorld Parks & Entertainment, Inc. Term Loan B2, 3.248%, 05/14/20	2,376,610	2,366,027
Seminole Hard Rock Entertainment, Inc. Term Loan B, 3.897%, 05/14/20	264,688	266,618
Sesac Holdco II LLC 1st Lien Term Loan, 4.259%, 02/23/24	525,000	526,477
WMG Acquisition Corp. Term Loan C, 3.750%, 11/01/23	1,795,999	1,805,541

		12,590,378

Environmental Control—0.4%
Advanced Disposal Services, Inc. Term Loan B3, 3.698%, 11/10/23	1,992,938	2,009,877
Darling International, Inc. Term Loan B, 3.507%, 01/06/21	727,500	737,267
GFL Environmental, Inc. Term Loan B, 3.897%, 09/29/23	796,000	799,483

		3,546,627

Food—3.3%
AdvancePierre Foods, Inc. Term Loan, 4.000%, 06/02/23	1,484,820	1,503,535
Albertson’s LLC Term Loan B4, 3.982%, 08/22/21	1,603,974	1,613,665
Term Loan B5, 4.401%, 12/22/22	1,492,509	1,503,003
Term Loan B6, 4.302%, 06/22/23	4,056,357	4,085,514
Blue Buffalo Co., Ltd. Term Loan B3, 3.780%, 08/08/19	1,194,210	1,207,645
Centerplate, Inc. Term Loan A, 4.819%, 11/26/19	457,113	457,113
Clearwater Seafoods L.P. Term Loan B, 4.750%, 06/26/19	400,498	401,917
Del Monte Foods, Inc. 1st Lien Term Loan, 4.312%, 02/18/21	1,482,906	1,233,284

Food—(Continued)
Dole Food Co., Inc. New Term Loan B, 11/01/18 (b)	1,650,000	1,662,375
Term Loan B, 4.575%, 11/01/18	2,621,308	2,631,958
High Liner Foods, Inc. Term Loan B, 4.270%, 04/24/21	781,451	782,428
JBS USA LLC Term Loan B, 3.289%, 10/30/22	5,125,000	5,143,686
NPC International, Inc. Term Loan B, 4.750%, 12/28/18	2,051,371	2,068,038
Pinnacle Foods Finance LLC Term Loan B, 2.811%, 02/02/24	748,125	752,467
Supervalu, Inc. Term Loan B, 5.500%, 03/21/19	2,367,553	2,389,420

		27,436,048

Forest Products & Paper—0.1%
Expera Specialty Solutions LLC Term Loan B, 5.750%, 11/03/23	995,000	1,003,706

Hand/Machine Tools—0.6%
Apex Tool Group LLC Term Loan B, 4.500%, 01/31/20	1,829,924	1,818,487
Milacron LLC Amended Term Loan B, 3.982%, 09/28/23	2,668,313	2,684,990

		4,503,477

Health Care Technology—0.1%
Press Ganey Holdings, Inc. 1st Lien Term Loan, 4.250%, 10/21/23	723,188	726,126

Healthcare-Products—2.5%
Alere, Inc. Term Loan B, 4.250%, 06/18/22	1,602,329	1,605,844
BSN Medical, Inc. Term Loan B1B, 4.000%, 08/28/19	544,144	545,504
CeramTec Acquisition Corp. Term Loan B2, 4.304%, 08/30/20	30,564	30,764
CHG Healthcare Services, Inc. Term Loan B, 4.750%, 06/07/23	2,104,745	2,128,095
Convatec, Inc. Term Loan B, 3.482%, 10/31/23	575,000	580,750
DJO Finance LLC Term Loan, 4.250%, 06/08/20	3,406,501	3,309,273
Faenza Acquisition GmbH Term Loan B1, 4.304%, 08/30/20	261,928	263,647
Term Loan B3, 4.304%, 08/30/20	79,953	80,478
Greatbatch, Ltd. Term Loan B, 4.500%, 10/27/22	2,250,479	2,255,824
Kinetic Concepts, Inc. Term Loan B, 02/02/24 (b)	2,550,000	2,551,329
Mallinckrodt International Finance S.A. Term Loan B, 3.897%, 09/24/24	4,078,625	4,083,723
Medical Depot Holdings, Inc. 1st Lien Term Loan, 6.500%, 01/03/23	695,625	675,174

BHFTI-90

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
New Millennium HoldCo, Inc. Term Loan, 7.500%, 12/21/20	280,413	$145,581
Sterigenics-Nordion Holdings LLC Term Loan B, 4.397%, 05/15/22	714,125	716,803
Tecomet, Inc. 1st Lien Term Loan, 5.750%, 12/05/21	2,052,750	2,052,750

		21,025,539

Healthcare-Services—5.5%
Acadia Healthcare Co., Inc. Term Loan B, 3.982%, 02/11/22	740,568	746,585
Term Loan B2, 02/16/23 (b)	1,500,000	1,513,938
ADMI Corp. Term Loan B, 4.802%, 04/30/22	962,836	974,871
Alliance Healthcare Services, Inc. Term Loan B, 4.305%, 06/03/19	1,141,862	1,139,007
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.647%, 08/04/21	492,500	494,039
BioClinica, Inc. 1st Lien Term Loan, 5.250%, 10/20/23	648,375	655,669
CareCore National LLC Term Loan B, 5.500%, 03/05/21	3,056,851	3,072,135
Community Health Systems, Inc. Term Loan G, 3.798%, 12/31/19	2,196,666	2,186,827
Term Loan H, 4.048%, 01/27/21	2,527,810	2,494,896
Concentra, Inc. 1st Lien Term Loan, 4.061%, 06/01/22	476,731	480,009
CPI Holdco LLC 1st Lien Term Loan, 5.150%, 03/15/24	650,000	655,688
DaVita HealthCare Partners, Inc. Term Loan B, 3.732%, 06/24/21	3,112,000	3,152,279
Envision Healthcare Corp. Term Loan B, 4.150%, 12/01/23	5,810,438	5,875,805
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	1,479,302	1,479,433
Kindred Healthcare, Inc. Term Loan, 4.563%, 04/09/21	3,068,856	3,072,692
MMM Holdings, Inc. Term Loan, 10.250%, 06/30/19	967,828	958,150
MPH Acquisition Holdings LLC Term Loan B, 4.897%, 06/07/23	2,189,049	2,219,376
MSO of Puerto Rico, Inc. Term Loan, 10.250%, 12/12/17	703,606	696,570
National Mentor Holdings, Inc. Term Loan B, 4.397%, 01/31/21	1,046,415	1,050,557
National Surgical Hospitals, Inc. Term Loan, 4.500%, 06/01/22	1,484,887	1,485,778
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.147%, 06/07/19	1,745,396	1,688,671
Opal Acquisition, Inc. Term Loan B, 5.088%, 11/27/20	1,695,367	1,590,819
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	2,966,125	2,948,328
RadNet, Inc. Reprice Term Loan, 4.280%, 06/30/23	1,389,375	1,400,664

Healthcare-Services—(Continued)
Select Medical Corp. Term Loan B, 4.500%, 03/06/24	1,575,000	1,591,734
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 02/06/24	1,950,000	1,944,881

		45,569,401

Hotels, Restaurants & Leisure—1.1%
1011778 BC Unlimited Liability Co. Term Loan B3, 3.309%, 02/16/24	8,215,974	8,244,220
Eldorado Resorts LLC Term Loan B, 03/13/24 (b)	1,175,000	1,179,406

		9,423,626

Household Products/Wares—0.9%
KIK Custom Products, Inc. Term Loan B, 5.653%, 08/26/22	1,102,096	1,119,084
Libbey Glass, Inc. Term Loan B, 3.854%, 04/09/21	412,057	414,804
Prestige Brands, Inc. Term Loan B4, 3.732%, 01/26/24	702,137	709,305
Spectrum Brands, Inc. Term Loan, 3.399%, 06/23/22	1,535,139	1,548,093
Spin Holdco, Inc. Term Loan B, 4.285%, 11/14/19	3,066,358	3,071,469
Zep, Inc. Term Loan, 5.000%, 06/26/22	343,875	349,033

		7,211,788

Industrial Conglomerates—0.3%
IG Investment Holdings LLC Term Loan B, 6.147%, 10/29/21	2,206,051	2,227,192

Insurance—3.6%
Alliant Holdings I, Inc. Term Loan B, 4.387%, 08/12/22	2,362,998	2,382,443
AmWINS Group, Inc. Term Loan B, 4.323%, 01/25/24	2,069,813	2,077,789
AssuredPartners, Inc. Term Loan B, 5.250%, 10/21/22	1,238,603	1,250,022
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	1,575,000	1,593,703
Term Loan B2, 4.232%, 07/08/20	1,324,442	1,335,618
Term Loan B4, 4.250%, 08/04/22	5,070,559	5,104,892
Term Loan B5, 4.750%, 11/03/23	1,715,065	1,732,216
Camelot UK Holdco, Ltd. Term Loan B, 4.750%, 10/03/23	1,119,375	1,124,412
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.028%, 12/10/19	1,805,918	1,616,297
Hub International, Ltd. Term Loan B, 4.035%, 10/02/20	3,249,967	3,267,488
UFC Holdings LLC 1st Lien Term Loan, 4.250%, 08/18/23	1,990,000	2,004,037
USI, Inc. Term Loan B, 4.250%, 12/27/19	3,315,962	3,324,942

BHFTI-91

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
VF Holding Corp. Reprice Term Loan, 4.250%, 06/30/23	3,263,625	$3,285,772

		30,099,631

Internet—2.3%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 4.250%, 10/19/23	2,054,250	2,075,649
Ascend Learning LLC Term Loan B, 5.525%, 07/31/19	1,845,409	1,856,943
Getty Images, Inc. Term Loan B, 4.750%, 10/18/19	4,459,235	3,915,766
Go Daddy Operating Co. LLC Delayed Draw Term Loan, 0.000%, 02/15/24 (e)	2,924,174	2,930,753
Term Loan B, 3.412%, 02/15/24	2,200,826	2,205,778
Match Group, Inc. Term Loan B1, 4.097%, 11/16/22	481,250	496,891
SurveyMonkey, Inc. Term Loan B, 6.250%, 02/05/19	517,892	518,203
Uber Technologies Term Loan B, 5.000%, 07/13/23	3,706,375	3,708,691
Vivid Seats, Ltd. Term Loan B, 6.750%, 10/07/22	875,000	880,469

		18,589,143

Internet Software & Services—0.6%
Answers Corp. 1st Lien Term Loan, 0.000%, 10/03/21 (f)	1,108,125	526,359
Extreme Reach, Inc. 1st Lien Term Loan, 7.280%, 02/07/20	2,497,655	2,529,395
Sutherland Global Services, Inc. Term Loan B, 6.147%, 04/23/21	850,214	824,708
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 4.289%, 09/02/21	1,147,690	1,157,733

		5,038,195

Investment Company Security—0.1%
TKC Holdings, Inc. Term Loan, 4.750%, 02/01/23	975,000	984,902

IT Services—0.0%
Global Payments, Inc. Reprice Term Loan B, 3.482%, 04/22/23	335,683	338,621

Leisure Products—0.8%
Bombardier Recreational Products, Inc. Term Loan B, 4.040%, 06/30/23	4,328,250	4,357,106
Sabre GLBL, Inc. Term Loan B, 3.732%, 02/22/24	938,242	946,099
Steinway Musical Instruments, Inc. 1st Lien Term Loan, 4.789%, 09/19/19	1,655,802	1,573,012

		6,876,217

Leisure Time—0.5%
ClubCorp Club Operations, Inc. Term Loan, 4.000%, 12/15/22	1,784,222	1,797,604
Delta 2 (LUX) S.a.r.l. Term Loan B3, 4.568%, 02/01/24	650,000	650,523
SRAM LLC Term Loan, 4.546%, 03/15/24	1,549,549	1,557,296

		4,005,423

Lodging—1.6%
Boyd Gaming Corp. Term Loan B2, 09/15/23 (b)	975,000	980,484
Caesars Entertainment Operating Co. Extended Term Loan B6, 0.000%, 03/01/22 (f)	1,282,347	1,490,729
CityCenter Holdings LLC Term Loan B, 3.732%, 10/16/20	657,397	665,779
Four Seasons Holdings, Inc. 1st Lien Term Loan, 4.147%, 11/30/23	897,750	909,052
Golden Nugget, Inc. Delayed Draw Term Loan, 4.500%, 11/21/19	131,625	133,682
Term Loan B, 4.540%, 11/21/19	307,125	311,924
Hilton Worldwide Finance LLC Term Loan B2, 2.982%, 10/25/23	4,341,789	4,382,945
MGM Growth Properties Operating Partnership L.P. Term Loan B, 3.482%, 04/25/23	1,881,000	1,893,226
Playa Resorts Holding B.V. Term Loan B, 4.040%, 08/09/19	2,432,800	2,441,923
Tropicana Entertainment, Inc. Term Loan, 4.000%, 11/27/20	386,000	389,377

		13,599,121

Machinery—1.5%
Allison Transmission, Inc. Term Loan B3, 2.990%, 09/23/22	1,019,801	1,030,141
CPM Holdings, Inc. Term Loan B, 5.250%, 04/11/22	766,994	779,218
Delachaux S.A. Term Loan B2, 4.647%, 10/28/21	417,088	415,524
Doosan Infracore International, Inc. Term Loan B, 4.500%, 05/28/21	798,981	808,968
Dynacast International LLC Term Loan B, 4.500%, 01/28/22	1,211,742	1,204,139
Gates Global LLC Term Loan B, 4.397%, 07/06/21	4,839,129	4,854,251
Global Brass & Copper, Inc. Term Loan B, 5.250%, 07/18/23	820,875	832,675
Paladin Brands Holding, Inc. Term Loan B, 7.250%, 08/16/19	1,196,667	1,142,817
Zebra Technologies Corp. Term Loan B, 3.600%, 10/27/21	1,519,375	1,534,095

		12,601,828

BHFTI-92

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—1.1%
EWT Holdings III Corp. 1st Lien Term Loan, 4.897%, 01/15/21	3,210,047	$3,234,122
1st Lien Term Loan, 5.647%, 01/15/21	569,250	574,231
Gardner Denver, Inc. Term Loan, 4.559%, 07/30/20	4,558,306	4,554,746
Manitowoc Foodservice, Inc. Term Loan B, 4.000%, 03/03/23	846,154	855,673

		9,218,772

Marine—0.2%
Stena International S.a.r.l. Term Loan B, 4.150%, 03/03/21	1,649,000	1,534,601

Media—5.3%
ALM Media Holdings, Inc. 1st Lien Term Loan, 5.647%, 07/31/20	398,438	378,516
Altice U.S. Finance I Corp. Term Loan B, 3.982%, 01/15/25	1,122,188	1,126,396
AMC Entertainment, Inc. Term Loan, 3.662%, 12/15/22	2,073,750	2,094,488
Term Loan B, 3.733%, 12/15/23	525,000	529,988
AP NMT Acquisition B.V. 1st Lien Term Loan, 6.750%, 08/13/21	1,149,177	1,036,558
Atlantic Broadband Finance LLC Term Loan B, 3.482%, 11/30/19	698,029	701,170
CBS Radio, Inc. Term Loan B, 03/02/24 (b)	450,000	453,469
Term Loan B, 4.500%, 10/17/23	1,151,529	1,163,908
Charter Communications Operating LLC Term Loan E, 2.990%, 07/01/20	1,275,313	1,280,184
Term Loan I Add, 3.232%, 01/15/24	2,054,250	2,066,947
Crossmark Holdings, Inc. 1st Lien Term Loan, 4.647%, 12/20/19	1,414,598	1,082,167
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	4,395,366	3,297,623
Entercom Radio LLC Term Loan, 4.563%, 11/01/23	906,458	912,690
Entravision Communications Corp. Term Loan, 3.647%, 05/31/20	1,712,333	1,712,333
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 7.322%, 01/06/23	1,125,000	1,061,719
Gray Television, Inc. Term Loan B, 3.334%, 02/07/24	224,438	226,401
Hubbard Radio LLC Term Loan B, 4.250%, 05/27/22	590,069	590,069
iHeartCommunications, Inc. Extended Term Loan E, 8.482%, 07/30/19	425,533	364,894
Term Loan D, 7.732%, 01/30/19	1,323,104	1,142,279
Information Resources, Inc. 1st Lien Term Loan, 5.250%, 01/18/24	1,800,000	1,825,031
Kasima LLC Term Loan B, 3.632%, 05/17/21	447,059	450,784
Mediacom Illinois LLC Term Loan K, 3.200%, 02/15/24	464,312	466,828

Media—(Continued)
MH Sub I LLC 1st Lien Term Loan, 4.750%, 07/08/21	780,941	788,751
Delayed Draw Term Loan, 0.000%, 07/08/21 (e)	211,765	213,585
Incremental 1st Lien Term Loan, 4.750%, 07/08/21	387,240	390,568
Mission Broadcasting, Inc. Term Loan B2, 3.943%, 01/17/24	293,164	295,118
Nexstar Broadcasting, Inc. Term Loan B, 3.943%, 01/17/24	3,023,882	3,044,042
Numericable U.S. LLC Term Loan B7, 5.289%, 01/15/24	818,813	824,032
ProQuest LLC Term Loan B, 5.250%, 10/24/21	1,649,571	1,666,840
Raycom TV Broadcasting LLC Term Loan B, 3.982%, 08/04/21	2,946,145	2,942,463
Sinclair Television Group, Inc. Term Loan B2, 3.240%, 01/03/24	1,777,762	1,786,466
Springer Science+Business Media Deutschland GmbH Term Loan B9, 4.500%, 08/14/20	947,171	949,342
Univision Communications, Inc. Term Loan C5, 3.750%, 03/15/24	7,420,725	7,377,826

		44,243,475

Metal Fabricate/Hardware—1.7%
Ameriforge Group, Inc. 1st Lien Term Loan, 5.000%, 12/19/19	3,094,452	2,324,707
Rexnord LLC Term Loan B, 3.837%, 08/21/23	5,866,362	5,895,289
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.500%, 09/30/23	572,125	578,323
Zekelman Industries, Inc. Term Loan B, 4.906%, 06/14/21	4,920,569	4,994,377

		13,792,696

Mining—0.4%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 3.750%, 06/30/19	1,479,946	1,489,751
Neenah Foundry Co. Term Loan, 7.750%, 04/26/19	1,477,866	1,470,476
New Day Aluminum LLC First Out Term Loan, 4.000%, 10/28/20 (c) (h)	28,129	0
Noranda Aluminum Acquisition Corp. Term Loan B, 0.000%, 02/28/19 (c) (d) (f)	483,902	79,070

		3,039,297

Miscellaneous Manufacturing—0.5%
Filtration Group Corp. 1st Lien Term Loan, 4.304%, 11/21/20	859,084	867,675
Husky Injection Molding Systems, Ltd. 1st Lien Term Loan, 4.250%, 06/30/21	3,055,532	3,076,350

		3,944,025

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Multi-Utilities—0.1%
Lonestar Generation LLC Term Loan B, 5.304%, 02/22/21	536,197	$512,068

Office/Business Equipment—0.5%
CDW LLC Term Loan B, 3.000%, 08/17/23	4,186,063	4,212,226

Oil & Gas—2.3%
Bronco Midstream Funding LLC Term Loan B, 5.057%, 08/15/20	2,122,341	2,132,952
CITGO Holding, Inc. Term Loan B, 9.647%, 05/12/18	806,474	818,739
Citgo Petroleum Corp. Term Loan B, 4.647%, 07/29/21	2,416,790	2,437,937
Crestwood Holdings LLC Term Loan B1, 9.042%, 06/19/19	1,355,355	1,354,507
Emerald Expositions Holding, Inc. Term Loan B, 4.897%, 06/17/20	1,222,031	1,232,724
Fieldwood Energy LLC 1st Lien Last Out Term Loan, 8.375%, 09/30/20	297,370	258,712
1st Lien Term Loan, 3.875%, 10/01/18	1,051,437	1,015,951
1st Lien Term Loan, 8.000%, 08/31/20	225,000	212,812
2nd Lien Term Loan, 8.375%, 09/30/20	377,630	275,670
MEG Energy Corp. Term Loan B, 4.540%, 12/31/23	5,464,305	5,474,551
Oxbow Carbon LLC Term Loan B, 4.250%, 07/19/19	450,681	451,808
Paragon Offshore Finance Co. Term Loan B, 5.750%, 07/18/21	839,375	329,979
Sheridan Production Partners I LLC Term Loan B2, 4.600%, 10/01/19	1,057,579	921,416
Term Loan B2 I-A, 4.600%, 10/01/19	140,138	122,095
Term Loan B2 I-M, 4.600%, 10/01/19	85,597	74,576
Southcross Energy Partners L.P. 1st Lien Term Loan, 5.397%, 08/04/21	485,099	431,334
Southcross Holdings Borrower L.P. Term Loan B, 3.500%, 04/13/23	55,050	49,545
TPF II Power LLC Term Loan B, 5.000%, 10/02/23	1,258,540	1,269,422

		18,864,730

Packaging & Containers—2.1%
Berry Plastics Group, Inc. Term Loan I, 3.501%, 10/01/22	892,978	900,861
BWAY Holding Co. Term Loan B, 03/22/24 (b)	950,000	949,406
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.250%, 12/29/23	3,225,000	3,252,213
Reynolds Group Holdings, Inc. Term Loan, 3.982%, 02/05/23	8,592,992	8,638,647
SIG Combibloc U.S. Acquisition, Inc. Term Loan, 4.000%, 03/13/22	2,596,220	2,614,248
Signode Industrial Group U.S., Inc. Term Loan B, 4.064%, 05/01/21	1,082,813	1,091,610

		17,446,985

Pharmaceuticals—4.7%
Akorn, Inc. Term Loan B, 5.250%, 04/16/21	895,627	906,822
Alkermes, Inc. Term Loan B, 3.580%, 09/25/21	359,023	362,613
Amneal Pharmaceuticals LLC Term Loan, 4.653%, 11/01/19	4,432,644	4,446,496
Arbor Pharmaceuticals, Inc. Term Loan B, 6.147%, 07/05/23	2,573,711	2,621,968
Auris Luxembourg III S.a.r.l. Term Loan B7, 4.147%, 01/17/22	1,727,457	1,746,352
Change Healthcare Holdings, Inc. Term Loan B, 3.750%, 03/01/24	7,300,000	7,321,294
DPx Holdings B.V. Incremental Term Loan, 4.397%, 03/11/21	3,858,697	3,869,378
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 4.000%, 09/26/22	2,413,408	2,417,597
Genoa, a QoL Healthcare Co. LLC 1st Lien Term Loan, 4.897%, 10/28/23	572,125	575,844
Grifols Worldwide Operations USA, Inc. Term Loan, 3.194%, 01/31/25	3,250,000	3,261,905
HLF Financing S.a.r.l. Term Loan B, 6.482%, 02/13/23	1,450,000	1,447,886
Horizon Pharma, Inc. Term Loan B, 4.902%, 03/15/24	1,169,358	1,178,128
Indivior Finance S.a.r.l. Term Loan B, 7.040%, 12/19/19	896,875	903,601
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.570%, 04/01/22	7,398,929	7,427,703

		38,487,587

Pipelines—0.3%
Energy Transfer Equity L.P. Term Loan B, 3.539%, 02/02/24	2,220,000	2,217,622

Professional Services—0.2%
Trans Union LLC Term Loan B2, 3.482%, 04/09/23	1,488,508	1,501,905

Real Estate—1.3%
Americold Realty Operating Partnership L.P. Term Loan B, 4.750%, 12/01/22	410,845	417,692
Auction.com LLC Term Loan B, 6.000%, 05/12/19	1,029,000	1,039,290
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.304%, 11/04/21	3,870,279	3,899,306
MCS AMS Sub-Holdings LLC Term Loan B, 7.500%, 10/15/19	465,000	452,212
RE/MAX International, Inc. Term Loan B, 3.897%, 12/15/23	1,914,929	1,923,307
Realogy Corp. Term Loan B, 3.232%, 07/20/22	2,580,371	2,602,304
RHP Hotel Properties L.P. Term Loan B, 3.740%, 01/15/21	656,438	663,276

		10,997,387

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.5%
ESH Hospitality, Inc. Term Loan B, 3.482%, 08/30/23	1,268,633	$1,276,109
Quality Care Properties, Inc. 1st Lien Term Loan, 6.250%, 10/31/22	2,518,688	2,574,572

		3,850,681

Retail—5.4%
Ascena Retail Group, Inc. Term Loan B, 5.500%, 08/21/22	2,043,726	1,852,127
Bass Pro Group LLC Term Loan, 4.104%, 06/05/20	1,132,077	1,116,511
Term Loan B, 6.147%, 12/16/23	1,225,000	1,183,145
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 4.750%, 02/03/24	925,000	906,500
Coinstar LLC 1st Lien Term Loan, 5.250%, 09/27/23	447,750	452,577
David’s Bridal, Inc. Term Loan B, 5.250%, 10/11/19	1,612,459	1,322,217
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	1,457,326	1,295,806
Focus Brands, Inc. 1st Lien Term Loan, 5.000%, 10/03/23	340,313	343,290
General Nutrition Centers, Inc. Term Loan, 3.490%, 03/04/19	2,913,866	2,487,713
Harbor Freight Tools USA, Inc. Term Loan B, 4.232%, 08/19/23	1,537,250	1,538,531
J. Crew Group, Inc. Term Loan B, 4.078%, 03/05/21	3,162,357	1,939,578
Landry’s, Inc. Term Loan B, 4.041%, 10/04/23	2,469,231	2,493,703
Men’s Wearhouse, Inc. (The) Term Loan B, 4.528%, 06/18/21	879,612	845,161
Michaels Stores, Inc. Term Loan B1, 3.750%, 01/30/23	2,704,604	2,698,971
Nature’s Bounty Co. (The) Term Loan B, 4.647%, 05/05/23	3,647,483	3,669,142
Neiman Marcus Group, Ltd. LLC Term Loan, 4.250%, 10/25/20	2,350,039	1,896,923
Party City Holdings, Inc. Term Loan, 3.872%, 08/19/22	2,459,013	2,456,598
PetSmart, Inc. Term Loan B2, 4.020%, 03/11/22	3,940,563	3,779,000
Pier 1 Imports (U.S.), Inc. Term Loan B, 4.500%, 04/30/21	1,492,886	1,448,099
Pilot Travel Centers LLC Term Loan B, 2.982%, 05/25/23	1,454,275	1,465,333
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	450,000	452,419
Sage Automotive Holdings, Inc. 1st Lien Term Loan, 6.000%, 10/27/22	698,250	701,741
Serta Simmons Bedding LLC 1st Lien Term Loan, 4.538%, 11/08/23	4,250,000	4,275,045
Toys “R” Us Property Co. I LLC Term Loan B, 6.000%, 08/21/19	3,110,586	3,001,716

Retail—(Continued)
Yum! Brands, Inc. 1st Lien Term Loan B, 2.976%, 06/16/23	970,125	976,067

		44,597,913

Semiconductors—0.7%
Cypress Semiconductor Corp. Term Loan B, 4.580%, 07/05/21	1,048,125	1,059,590
Entegris, Inc. Term Loan B, 3.232%, 04/30/21	238,361	240,348
Lattice Semiconductor Corp. Term Loan, 5.260%, 03/10/21	1,964,972	1,964,972
Lumileds Holding B.V. Term Loan B, 02/27/24 (b)	1,050,000	1,063,125
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 3.858%, 05/07/21	783,954	797,183
Microsemi Corp. Term Loan B, 3.226%, 01/15/23	368,524	370,904

		5,496,122

Software—5.7%
Campaign Monitor Finance Pty, Ltd. 1st Lien Term Loan, 6.397%, 03/18/21	711,107	693,329
CCC Information Services, Inc. Term Loan, 4.000%, 12/20/19	2,303,373	2,309,131
Eze Castle Software, Inc. 1st Lien Term Loan, 4.147%, 04/06/20	2,578,789	2,588,460
First Data Corp. Term Loan, 3.984%, 07/10/22	2,449,003	2,471,622
Global Healthcare Exchange LLC Term Loan B, 5.250%, 08/15/22	1,058,949	1,074,833
Hyland Software, Inc. Term Loan, 4.232%, 07/01/22	2,690,901	2,718,483
Infoblox, Inc. Term Loan, 6.000%, 11/01/23	1,325,000	1,341,562
Infor (U.S.), Inc. Term Loan B6, 3.897%, 02/01/22	7,804,114	7,810,388
Informatica Corp. Term Loan, 4.647%, 08/05/22	2,735,819	2,726,049
ION Trading Finance, Ltd. Term Loan B1, 4.147%, 08/11/23	2,318,807	2,318,083
Kronos, Inc. 1st Lien Term Loan, 5.034%, 11/01/23	5,561,063	5,599,295
MA FinanceCo. LLC Term Loan B, 4.789%, 11/19/21	972,960	981,907
Term Loan C, 4.789%, 11/20/19	928,125	935,915
Magic Newco LLC 1st Lien Term Loan, 5.000%, 12/12/18	2,157,286	2,168,972
Quintiles IMS, Inc. Term Loan B, 2.913%, 03/01/24	2,242,304	2,259,962
Renaissance Learning, Inc. 1st Lien Term Loan, 4.897%, 04/09/21	1,731,548	1,738,853
Rocket Software, Inc. 1st Lien Term Loan, 5.397%, 10/14/23	1,119,375	1,132,668
SS&C Technologies, Inc. Term Loan B1, 3.232%, 07/08/22	1,704,350	1,716,676
Term Loan B2, 3.232%, 07/08/22	145,695	146,749

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Synchronoss Technologies, Inc. Term Loan, 4.082%, 01/19/24	750,000	$748,687
Syncsort, Inc. 1st Lien Term Loan, 6.397%, 12/09/22	698,250	700,214
Veritas U.S., Inc. Term Loan B1, 6.772%, 01/27/23	2,208,941	2,199,047
Wall Street Systems Delaware, Inc. Term Loan B, 4.500%, 08/26/23	723,188	726,578

		47,107,463

Technology Hardware, Storage & Peripherals—0.3%
Western Digital Corp. Term Loan B, 3.732%, 04/29/23	2,163,677	2,181,595

Telecommunications—5.4%
Colorado Buyer, Inc. Term Loan B, 03/28/24 (b)	775,000	781,002
CommScope, Inc. Term Loan B5, 3.482%, 12/29/22	833,150	839,392
Consolidated Communications, Inc. Delayed Draw Term Loan B2, 10/05/23 (b)	625,000	628,828
Term Loan B, 4.000%, 10/04/23	398,000	400,886
CSC Holdings LLC Term Loan, 3.943%, 10/11/24	2,460,938	2,459,911
Intelsat Jackson Holdings S.A. Term Loan B2, 3.887%, 06/30/19	7,125,000	7,027,031
Level 3 Financing, Inc. Term Loan B, 3.227%, 02/22/24	2,550,000	2,555,738
MCC Iowa LLC Term Loan H, 3.450%, 01/29/21	914,375	921,227
Term Loan J, 3.700%, 06/30/21	826,625	834,246
Onvoy LLC 1st Lien Term Loan B, 5.647%, 02/10/24	675,000	676,266
Radiate Holdco LLC 1st Lien Term Loan, 3.982%, 02/01/24	675,000	679,279
Sprint Communications, Inc. 1st Lien Term Loan B, 3.500%, 02/02/24	3,300,000	3,304,811
Syniverse Holdings, Inc. Term Loan, 4.039%, 04/23/19	1,709,691	1,581,464
Term Loan B, 4.000%, 04/23/19	1,847,521	1,708,957
Telenet International Finance S.a.r.l. Term Loan AF, 3.912%, 01/31/25	1,850,000	1,860,839
Telesat Canada Term Loan B4, 4.150%, 11/17/23	4,601,904	4,645,622
UPC Financing Partnership Term Loan AP, 3.662%, 04/15/25	2,500,000	2,510,938
Virgin Media Bristol LLC Term Loan I, 3.662%, 01/31/25	6,450,000	6,474,187
Ziggo Secured Finance Partnership Term Loan E, 3.412%, 04/15/25	5,125,000	5,130,489

		45,021,113

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.1%
Ocwen Financial Corp. Term Loan B, 6.000%, 12/05/20	370,313	375,018

Trading Companies & Distributors—0.4%
AerCap Holdings NV A Deferred Principal, 3.397%, 10/06/23	2,675,000	2,703,144
Solenis International L.P. 1st Lien Term Loan, 4.304%, 07/31/21	289,911	291,247
STS Operating, Inc. Term Loan, 4.772%, 02/12/21	309,771	306,479

		3,300,870

Transportation—0.1%
Kenan Advantage Group, Inc. Term Loan, 4.000%, 07/31/22	578,432	579,444
Term Loan B, 4.000%, 07/31/22	177,034	177,344
PODS LLC Term Loan B2, 4.250%, 02/02/22	324,171	326,467

		1,083,255

Trucking & Leasing—0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B1, 3.228%, 09/20/20	250,000	253,058
Term Loan B2, 3.728%, 03/20/22	5,925,000	6,014,699

		6,267,757

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC Term Loan B1, 3.240%, 03/24/21	1,920,687	1,928,920

Total Floating Rate Loans (Cost $788,956,695)		782,537,026

Common Stocks—0.2%

Capital Markets—0.1%
RCS Capital Corp. (g) (h)	35,138	544,643

Commercial Services—0.1%
IAP Worldwide Services LLC (c) (d) (g) (h)	44	702,929

Gas Utilities—0.0%
Southcross Holding GP LLC (c) (d) (g) (h)	59	0
Southcross Holding L.P. - Class A (g) (h)	59	25,813

		25,813

Health Care Providers & Services—0.0%
Millennium Health LLC (g) (h)	31,600	39,500

Oil, Gas & Consumable Fuels—0.0%
Samson Resources II LLC - Class A (g) (h)	19,666	324,489

Total Common Stocks (Cost $766,956)		1,637,374

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—0.0%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc. 6.000%, 11/02/20 (c) (d) (f) (Cost $40,907)	47,232	$0

Short-Term Investment—8.3%

Repurchase Agreement—8.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $69,042,402 on 04/03/17, collateralized by $70,890,000 U.S. Treasury Note at 1.375% due 10/31/20 with a value of $70,427,301.	69,041,884	69,041,884

Total Short-Term Investments (Cost $69,041,884)		69,041,884

Total Investments—103.0% (Cost $858,806,442)		853,216,284
Unfunded Loan Commitments—(0.4)% (Cost $(3,359,160))		(3,359,160)
Net Investments—102.6% (Cost $855,447,282) (i)		849,857,124
Other assets and liabilities (net)—(2.6)%		(21,851,056)

Net Assets—100.0%		$828,006,068

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This loan will settle after March 31, 2017, at which time the interest rate will be determined.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.2% of net assets.
(d)	Illiquid security. As of March 31, 2017, these securities represent 0.2% of net assets.
(e)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Non-income producing security.
(h)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(i)	As of March 31, 2017, the aggregate cost of investments was $855,447,282. The aggregate unrealized appreciation and depreciation of investments were $6,871,989 and $(12,462,147), respectively, resulting in net unrealized depreciation of $(5,590,158).

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,963,349	$—	$3,963,349
Aerospace/Defense	—	20,085,556	—	20,085,556
Auto Components	—	14,216,912	—	14,216,912
Auto Manufacturers	—	2,471,440	—	2,471,440
Auto Parts & Equipment	—	5,773,045	—	5,773,045
Banks	—	482,719	—	482,719
Beverages	—	1,749,226	—	1,749,226
Biotechnology	—	996,861	—	996,861
Building Materials	—	7,639,458	—	7,639,458
Capital Markets	—	12,080,472	—	12,080,472
Chemicals	—	35,854,921	—	35,854,921
Coal	—	1,863,028	—	1,863,028
Commercial Services (Less Unfunded Loan Commitments of $223,221)	—	42,959,831	289,026	43,248,857
Computers	—	7,652,591	—	7,652,591
Construction Materials	—	1,920,743	—	1,920,743
Cosmetics/Personal Care	—	2,510,485	—	2,510,485
Distributors	—	2,752,622	—	2,752,622
Diversified Consumer Services	—	1,789,836	—	1,789,836
Diversified Financial Services	—	25,830,669	—	25,830,669
Electric	—	14,433,153	—	14,433,153
Electrical Components & Equipment	—	4,078,854	—	4,078,854
Electronics	—	8,446,199	—	8,446,199
Energy Equipment & Services	—	3,851,737	—	3,851,737
Entertainment	—	12,590,378	—	12,590,378
Environmental Control	—	3,546,627	—	3,546,627
Food	—	27,436,048	—	27,436,048
Forest Products & Paper	—	1,003,706	—	1,003,706
Hand/Machine Tools	—	4,503,477	—	4,503,477
Health Care Technology	—	726,126	—	726,126
Healthcare-Products	—	21,025,539	—	21,025,539
Healthcare-Services	—	45,569,401	—	45,569,401
Hotels, Restaurants & Leisure	—	9,423,626	—	9,423,626
Household Products/Wares	—	7,211,788	—	7,211,788
Industrial Conglomerates	—	2,227,192	—	2,227,192
Insurance	—	30,099,631	—	30,099,631
Internet (Less Unfunded Loan Commitments of $2,924,174)	—	15,664,969	—	15,664,969

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$—	$5,038,195	$—	$5,038,195
Investment Company Security	—	984,902	—	984,902
IT Services	—	338,621	—	338,621
Leisure Products	—	6,876,217	—	6,876,217
Leisure Time	—	4,005,423	—	4,005,423
Lodging	—	13,599,121	—	13,599,121
Machinery	—	12,601,828	—	12,601,828
Machinery-Diversified	—	9,218,772	—	9,218,772
Marine	—	1,534,601	—	1,534,601
Media (Less Unfunded Loan Commitments of $211,765)	—	44,031,710	—	44,031,710
Metal Fabricate/Hardware	—	13,792,696	—	13,792,696
Mining	—	2,960,227	79,070	3,039,297
Miscellaneous Manufacturing	—	3,944,025	—	3,944,025
Multi-Utilities	—	512,068	—	512,068
Office/Business Equipment	—	4,212,226	—	4,212,226
Oil & Gas	—	18,864,730	—	18,864,730
Packaging & Containers	—	17,446,985	—	17,446,985
Pharmaceuticals	—	38,487,587	—	38,487,587
Pipelines	—	2,217,622	—	2,217,622
Professional Services	—	1,501,905	—	1,501,905
Real Estate	—	10,997,387	—	10,997,387
Real Estate Investment Trusts	—	3,850,681	—	3,850,681
Retail	—	44,597,913	—	44,597,913
Semiconductors	—	5,496,122	—	5,496,122
Software	—	47,107,463	—	47,107,463
Technology Hardware, Storage & Peripherals	—	2,181,595	—	2,181,595
Telecommunications	—	45,021,113	—	45,021,113
Thrifts & Mortgage Finance	—	375,018	—	375,018
Trading Companies & Distributors	—	3,300,870	—	3,300,870
Transportation	—	1,083,255	—	1,083,255
Trucking & Leasing	—	6,267,757	—	6,267,757
Wireless Telecommunication Services	—	1,928,920	—	1,928,920
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	778,809,770	368,096	779,177,866
Common Stocks
Capital Markets	—	544,643	—	544,643
Commercial Services	—	—	702,929	702,929
Gas Utilities	—	25,813	0	25,813
Health Care Providers & Services	—	39,500	—	39,500
Oil, Gas & Consumable Fuels	—	324,489	—	324,489
Total Common Stocks	—	934,445	702,929	1,637,374
Total Corporate Bonds & Notes*	—	—	0	0
Total Short-Term Investment*	—	69,041,884	—	69,041,884
Total Net Investments	$—	$848,786,099	$1,071,025	$849,857,124

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—40.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Lockheed Martin Corp. 1.850%, 11/23/18	1,600,000	$1,604,434

Agriculture—0.6%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	3,139,516
Reynolds American, Inc. 2.300%, 06/12/18	3,200,000	3,219,222

		6,358,738

Auto Manufacturers—0.9%
Fiat Chrysler Automobiles NV 4.500%, 04/15/20 (a)	2,000,000	2,037,500
Ford Motor Credit Co. LLC 2.597%, 11/04/19	3,000,000	3,016,245
3.157%, 08/04/20	5,000,000	5,081,585

		10,135,330

Auto Parts & Equipment—0.4%
Delphi Automotive plc 3.150%, 11/19/20	4,500,000	4,590,810

Banks—13.3%
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A)	4,600,000	4,659,354
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	4,672,488
Banco Comercial Portugues S.A. 4.750%, 06/22/17 (EUR)	1,800,000	1,939,142
Banco Popular Espanol S.A. 1.000%, 03/03/22 (EUR)	2,600,000	2,842,012
Bank of America Corp. 2.063%, 01/15/19 (b)	6,600,000	6,679,992
2.600%, 01/15/19	2,500,000	2,526,030
2.650%, 04/01/19 (a)	1,500,000	1,519,244
Bank of New York Mellon Corp. (The) 1.912%, 08/17/20 (b)	3,900,000	3,970,223
Bankinter S.A. 1.750%, 06/10/19 (EUR)	700,000	773,043
BB&T Corp. 2.050%, 06/19/18	1,000,000	1,004,628
Capital One Financial Corp. 3.050%, 03/09/22	2,700,000	2,698,377
Citigroup, Inc. 1.779%, 04/08/19 (b)	1,600,000	1,608,005
2.400%, 02/18/20	4,600,000	4,616,086
Credit Suisse AG 1.542%, 05/26/17 (b)	3,900,000	3,902,531
Depfa ACS Bank 2.125%, 10/13/17 (CHF)	2,750,000	2,775,670
Deutsche Bank AG 2.362%, 08/20/20 (b)	3,700,000	3,718,500
Goldman Sachs Group, Inc. (The) 2.331%, 09/15/20 (a) (b)	8,700,000	8,825,993

Banks—(Continued)
HSBC Holdings plc 3.400%, 03/08/21	1,500,000	1,534,083
HSBC USA, Inc. 2.000%, 08/07/18 (a)	4,600,000	4,607,199
Industrial & Commercial Bank of China, Ltd. 3.231%, 11/13/19	2,700,000	2,753,355
ING Bank NV 1.838%, 10/01/19 (144A) (b)	6,300,000	6,318,805
Intesa Sanpaolo S.p.A. Zero Coupon, 05/18/17 (EUR) (b)	1,100,000	1,173,527
3.875%, 01/16/18	3,900,000	3,952,607
3.875%, 01/15/19 (a)	6,100,000	6,244,692
JPMorgan Chase & Co. 1.850%, 03/22/19 (a)	6,500,000	6,501,755
2.200%, 10/22/19 (a)	4,000,000	4,019,404
2.400%, 06/07/21 (a)	1,100,000	1,094,331
Morgan Stanley 2.177%, 01/27/20 (a) (b)	7,900,000	8,036,449
National Australia Bank, Ltd. 1.875%, 07/23/18	3,800,000	3,813,745
Norddeutsche Landesbank Girozentrale 2.000%, 02/05/19 (144A)	4,000,000	4,008,664
Regions Financial Corp. 2.000%, 05/15/18	3,200,000	3,198,384
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,685,163
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	3,988,192
UniCredit S.p.A. 0.629%, 04/10/17 (EUR) (b)	2,300,000	2,453,909
Unione di Banche Italiane S.p.A. 2.875%, 02/18/19 (EUR)	3,600,000	4,030,491
Wells Fargo & Co. 1.921%, 07/22/20 (b)	7,800,000	7,868,913
2.500%, 03/04/21	1,100,000	1,096,851
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,702,320
Woori Bank 4.750%, 04/30/24 (144A)	2,400,000	2,476,858

		145,291,015

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,400,000	3,425,568
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18 (a)	2,400,000	2,413,838

		5,839,406

Biotechnology—1.2%
Amgen, Inc. 1.650%, 05/22/19 (a) (b)	4,500,000	4,535,757
Baxalta, Inc. 2.000%, 06/22/18	1,400,000	1,402,356
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,580,384

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Celgene Corp. 2.300%, 08/15/18	3,000,000	$3,022,185

		13,540,682

Computers—0.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 06/01/19 (144A)	2,800,000	2,869,194
Hewlett Packard Enterprise Co. 3.080%, 10/05/18 (b)	3,600,000	3,673,515

		6,542,709

Cosmetics/Personal Care—0.3%
Colgate-Palmolive Co. 0.900%, 05/01/18	2,000,000	1,991,900
Procter & Gamble Co. (The) 1.700%, 11/03/21 (a)	1,500,000	1,471,870

		3,463,770

Diversified Financial Services—1.1%
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,912,467
Navient Corp. 5.500%, 01/15/19	1,400,000	1,450,400
6.625%, 07/26/21 (a)	500,000	517,500
Protective Life Global Funding 1.722%, 04/15/19 (144A)	1,900,000	1,879,596
Seven & Seven, Ltd. 2.430%, 09/11/19 (144A) (b)	800,000	794,775
Springleaf Finance Corp. 6.000%, 06/01/20	1,000,000	1,015,000

		11,569,738

Electric—1.5%
Dominion Resources, Inc. 2.500%, 12/01/19	1,900,000	1,921,578
Engie S.A. 1.625%, 10/10/17 (144A)	1,000,000	999,753
Korea Western Power Co., Ltd. 3.125%, 05/10/17 (144A)	2,300,000	2,302,608
PSEG Power LLC 3.000%, 06/15/21 (a)	3,300,000	3,326,037
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,749,250
2.450%, 09/01/18	3,000,000	3,025,176
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	1,100,000	1,096,054
2.750%, 05/07/19 (144A)	1,100,000	1,113,177

		16,533,633

Food—1.0%
JBS USA LUX S.A. / JBS USA Finance, Inc. 7.250%, 06/01/21 (144A)	1,900,000	1,952,250

Food—(Continued)
Kraft Heinz Foods Co. 2.000%, 07/02/18 (a)	2,400,000	2,405,962
2.250%, 06/05/17	3,000,000	3,004,992
Kroger Co. (The) 2.600%, 02/01/21	3,200,000	3,198,483

		10,561,687

Gas—0.5%
Sempra Energy 2.850%, 11/15/20 (a)	5,700,000	5,765,824

Healthcare-Products—1.0%
Becton Dickinson & Co. 2.675%, 12/15/19	3,485,000	3,534,637
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,418,607
Stryker Corp. 2.000%, 03/08/19	4,400,000	4,411,735
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	2,014,144

		11,379,123

Healthcare-Services—0.8%
HCA, Inc. 4.250%, 10/15/19 (a)	1,400,000	1,449,000
Tenet Healthcare Corp. 5.500%, 03/01/19 (a)	7,000,000	7,087,500
7.500%, 01/01/22 (144A) (a)	400,000	432,000

		8,968,500

Holding Companies-Diversified—0.3%
Hutchison Whampoa International, Ltd. 1.625%, 10/31/17 (144A)	3,200,000	3,197,043

Home Builders—2.2%
Beazer Homes USA, Inc. 5.750%, 06/15/19 (a)	16,000,000	16,740,000
KB Home 4.750%, 05/15/19 (a)	1,800,000	1,849,500
Lennar Corp. 6.950%, 06/01/18 (a)	5,500,000	5,761,250

		24,350,750

Insurance—2.4%
Jackson National Life Global Funding 2.250%, 04/29/21 (144A)	4,200,000	4,144,640
2.300%, 04/16/19 (144A) (a)	1,500,000	1,507,639
Metropolitan Life Global Funding I 3.875%, 04/11/22 (144A) (a)	1,200,000	1,267,413
New York Life Global Funding 2.100%, 01/02/19 (144A)	4,000,000	4,023,636
2.150%, 06/18/19 (144A)	5,000,000	5,024,525
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,716,036

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Prudential Financial, Inc. 1.819%, 08/15/18 (b)	3,000,000	$3,018,345
TIAA Asset Management Finance Co. LLC 2.950%, 11/01/19 (144A)	3,100,000	3,151,020

		25,853,254

Internet—0.4%
Alibaba Group Holding, Ltd. 2.500%, 11/28/19	4,000,000	4,018,920

Lodging—0.4%
Marriott International, Inc. 2.875%, 03/01/21	4,800,000	4,853,059

Machinery-Diversified—0.1%
CNH Industrial Capital LLC 3.875%, 10/15/21 (a)	1,200,000	1,200,612

Media—1.4%
CBS Corp. 2.300%, 08/15/19	6,000,000	6,023,148
CSC Holdings LLC 7.625%, 07/15/18 (a)	2,500,000	2,653,125
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	3,000,000	3,006,783
Time Warner, Inc. 2.100%, 06/01/19	4,000,000	4,006,388

		15,689,444

Oil & Gas—1.5%
Anadarko Petroleum Corp. 4.850%, 03/15/21	2,300,000	2,460,432
California Resources Corp. 8.000%, 12/15/22 (144A)	1,016,000	825,500
CNOOC Nexen Finance ULC 1.625%, 04/30/17	3,200,000	3,199,648
Ensco plc 4.700%, 03/15/21 (a)	1,900,000	1,862,000
Sanchez Energy Corp. 7.750%, 06/15/21	1,200,000	1,185,000
Sinopec Group Overseas Development, Ltd. 2.500%, 04/28/20 (144A)	3,500,000	3,484,255
Statoil ASA 1.498%, 11/08/18 (a) (b)	3,100,000	3,117,214

		16,134,049

Oil & Gas Services—0.2%
Petrofac, Ltd. 3.400%, 10/10/18 (144A)	1,200,000	1,211,381
Weatherford International, Ltd. 7.750%, 06/15/21	700,000	754,250

		1,965,631

Pharmaceuticals—0.5%
Actavis Funding SCS 2.350%, 03/12/18	4,000,000	4,017,440
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	1,700,000	1,521,500

		5,538,940

Pipelines—1.8%
Enable Midstream Partners L.P. 2.400%, 05/15/19 (a)	2,200,000	2,180,026
Energy Transfer Partners L.P. 4.150%, 10/01/20	1,600,000	1,661,448
EnLink Midstream Partners L.P. 2.700%, 04/01/19 (a)	500,000	501,149
Enterprise Products Operating LLC 2.550%, 10/15/19	1,600,000	1,613,505
Kinder Morgan Energy Partners L.P. 6.850%, 02/15/20	5,000,000	5,564,415
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	2,000,000	2,062,480
Kinder Morgan, Inc. 3.050%, 12/01/19	2,600,000	2,643,779
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,200,000	2,370,412
Williams Partners L.P. 4.125%, 11/15/20	600,000	627,433

		19,224,647

Real Estate—0.6%
Prologis L.P. 2.750%, 02/15/19	6,000,000	6,081,390

Real Estate Investment Trusts—0.5%
American Tower Corp. 3.300%, 02/15/21 (a)	2,700,000	2,737,900
3.400%, 02/15/19 (a)	2,200,000	2,249,179

		4,987,079

Retail—0.8%
Dollar General Corp. 1.875%, 04/15/18	2,900,000	2,902,712
KSouth Africa, Ltd. 3.000%, 12/31/22 (144A) (c)	606,141	62,129
25.000%, 12/31/22 (144A) (c)	87,550	119,177
Toys “R” Us, Inc. 7.375%, 10/15/18 (a)	1,615,000	1,522,138
Walgreens Boots Alliance, Inc. 1.750%, 11/17/17	4,000,000	4,003,608

		8,609,764

Semiconductors—0.4%
Maxim Integrated Products, Inc. 2.500%, 11/15/18	4,200,000	4,234,322

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.5%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	$5,562,232

Telecommunications—2.2%
AT&T, Inc. 2.450%, 06/30/20	3,700,000	3,699,733
CenturyLink, Inc. 5.625%, 04/01/20 (a)	700,000	733,880
6.450%, 06/15/21 (a)	1,000,000	1,062,390
Cisco Systems, Inc. 2.450%, 06/15/20	3,800,000	3,855,693
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20 (a)	500,000	455,625
Juniper Networks, Inc. 3.125%, 02/26/19	4,100,000	4,177,027
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	700,000	762,125
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,800,000	1,795,500
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	1,800,000	1,823,393
Verizon Communications, Inc. 2.871%, 09/14/18 (b)	5,500,000	5,616,435

		23,981,801

Trucking & Leasing—0.1%
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	1,300,000	1,352,000

Water—0.1%
Veolia Environnement S.A. 4.625%, 03/30/27 (EUR)	700,000	971,673

Total Corporate Bonds & Notes (Cost $439,728,623)		439,952,009

U.S. Treasury & Government Agencies—23.9%

Agency Sponsored Mortgage - Backed—4.0%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	761,341	804,576
4.500%, 03/01/25	1,523,633	1,610,685
Fannie Mae ARM Pool 1.925%, 03/01/30 (b)	32,243	32,566
2.300%, 11/01/32 (b)	16,322	17,071
2.385%, 06/01/32 (b)	5,364	5,397
2.411%, 11/01/33 (b)	3,785	3,951
2.416%, 03/01/28 (b)	11,520	11,819
2.450%, 05/01/19 (b)	858	858
2.450%, 06/01/26 (b)	947	946
2.476%, 08/01/29 (b)	6,921	7,225
2.485%, 09/01/31 (b)	27,736	28,234
2.500%, 05/01/19 (b)	10,593	10,641
2.531%, 11/01/33 (b)	9,128	9,540

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.534%, 10/01/35 (b)	28,588	28,791
2.543%, 06/01/25 (b)	86,473	88,342
2.548%, 02/01/25 (b)	88,412	91,724
2.555%, 01/01/20 (b)	39,030	39,503
2.561%, 03/01/33 (b)	12,297	12,755
2.566%, 10/01/32 (b)	28,235	29,731
2.591%, 07/01/35 (b)	48,619	50,854
2.648%, 11/01/34 (b)	11,300	11,736
2.665%, 06/01/32 (b)	10,163	10,195
2.678%, 12/01/32 (b)	333,098	352,040
2.681%, 08/01/33 (b)	118,291	123,789
2.683%, 07/01/33 (b)	53,326	55,289
2.689%, 02/01/36 (b)	78,019	81,140
2.690%, 12/01/25 (b)	11,513	11,591
2.700%, 07/01/33 (b)	29,264	30,250
2.703%, 09/01/33 (b)	4,519	4,811
2.718%, 03/01/35 (b)	40,095	41,438
2.723%, 07/01/35 (b)	43,265	45,931
2.726%, 09/01/35 (b)	22,481	23,659
2.735%, 04/01/27 (b)	6,902	7,183
2.741%, 09/01/37 (b)	58,038	61,677
2.777%, 12/01/33 (b)	81,349	86,505
2.780%, 03/01/30 (b)	1,260	1,323
2.780%, 07/01/32 (b)	3,229	3,253
2.783%, 11/01/35 (b)	3,481,427	3,668,570
2.790%, 09/01/32 (b)	14,724	15,089
2.790%, 03/01/33 (b)	51,896	54,595
2.797%, 12/01/34 (b)	46,275	48,568
2.798%, 08/01/30 (b)	24,753	25,472
2.800%, 06/01/30 (b)	9,460	9,671
2.807%, 07/01/33 (b)	68,875	73,452
2.823%, 06/01/33 (b)	24,913	25,500
2.833%, 11/01/32 (b)	84,872	89,217
2.842%, 01/01/32 (b)	9,011	9,562
2.843%, 11/01/35 (b)	153,605	160,186
2.854%, 05/01/33 (b)	17,797	18,786
2.854%, 03/01/36 (b)	239,278	250,937
2.855%, 07/01/25 (b)	2,358	2,447
2.858%, 03/01/38 (b)	27,434	28,931
2.859%, 04/01/36 (b)	68,100	71,118
2.862%, 08/01/37 (b)	29,741	31,501
2.865%, 01/01/33 (b)	167,207	171,543
2.875%, 04/01/34 (b)	146,676	154,391
2.880%, 01/01/29 (b)	12,869	13,081
2.890%, 08/01/32 (b)	51,177	53,452
2.895%, 09/01/30 (b)	63,856	66,536
2.895%, 01/01/32 (b)	12,125	12,262
2.895%, 03/01/37 (b)	19,759	20,566
2.895%, 09/01/39 (b)	14,342	14,977
2.900%, 04/01/34 (b)	18,836	19,254
2.903%, 09/01/36 (b)	1,551	1,634
2.925%, 09/01/32 (b)	4,994	5,037
2.927%, 07/01/33 (b)	40,686	42,589
2.934%, 01/01/36 (b)	83,421	88,514
2.935%, 04/01/40 (b)	7,479	7,907

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.937%, 07/01/28 (b)	7,253	$7,536
2.937%, 09/01/33 (b)	11,190	11,774
2.942%, 11/01/34 (b)	3,901,605	4,137,458
2.958%, 09/01/32 (b)	88,698	89,545
2.962%, 08/01/34 (b)	23,295	24,662
2.964%, 05/01/34 (b)	21,912	23,105
2.969%, 02/01/35 (b)	47,060	49,670
2.970%, 08/01/35 (b)	778,474	822,598
2.980%, 12/01/32 (b)	25,324	26,709
2.991%, 11/01/35 (b)	27,482	28,865
3.006%, 06/01/28 (b)	2,385	2,495
3.010%, 08/01/35 (b)	6,589	6,764
3.029%, 11/01/36 (b)	2,882,386	3,053,824
3.050%, 04/01/35 (b)	703,161	746,518
3.061%, 09/01/37 (b)	4,786	5,127
3.067%, 04/01/36 (b)	4,982	5,248
3.083%, 08/01/32 (b)	57,876	58,775
3.105%, 10/01/36 (b)	9,304	9,821
3.107%, 12/01/32 (b)	35,785	37,797
3.125%, 02/01/34 (b)	80,407	81,729
3.139%, 10/01/33 (b)	34,954	36,585
3.140%, 02/01/36 (b)	11,380	12,002
3.150%, 05/01/32 (b)	6,946	6,990
3.150%, 06/01/35 (b)	49,292	50,151
3.175%, 02/01/44 (b)	30,134	31,167
3.197%, 09/01/35 (a) (b)	4,733,394	5,020,527
3.208%, 11/01/35 (b)	1,491,161	1,584,636
3.210%, 02/01/36 (b)	37,960	40,125
3.213%, 11/01/36 (b)	4,318	4,548
3.280%, 02/01/33 (b)	37,834	38,300
3.315%, 06/01/34 (b)	65,276	64,962
3.331%, 02/01/33 (b)	134,151	137,022
3.338%, 02/01/32 (b)	77,332	77,807
3.360%, 03/01/36 (b)	13,774	14,634
3.403%, 12/01/35 (b)	135,941	140,185
3.418%, 09/01/33 (b)	98,612	104,486
3.453%, 03/01/36 (b)	34,350	35,871
3.498%, 08/01/33 (b)	65,271	69,942
3.500%, 10/01/33 (b)	53,994	55,204
3.500%, 05/01/34 (b)	88,579	93,106
3.505%, 03/01/36 (b)	50,249	52,642
3.525%, 08/01/32 (b)	29,004	29,626
3.602%, 03/01/37 (b)	14,075	14,880
3.700%, 02/01/25 (b)	9,032	9,099
4.504%, 05/01/34 (b)	118,824	121,642
Freddie Mac Structured Agency Credit Risk Debt Notes 3.582%, 12/25/27 (b)	5,188,147	5,314,160
3.632%, 03/25/28 (b)	6,445,174	6,604,284
3.832%, 04/25/28 (b)	4,925,990	5,110,485
3.882%, 07/25/28 (b)	390,000	406,339

		43,603,791

U.S. Treasury—19.9%
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (d)	16,090,800	16,211,497
0.125%, 07/15/22 (d)	7,284,951	7,341,410
0.125%, 01/15/23 (d)	11,044,530	11,037,815
0.125%, 07/15/24 (d)	4,499,088	4,457,107
1.375%, 01/15/20 (d)	10,812,275	11,389,964
1.875%, 07/15/19 (d)	10,643,350	11,305,962
U.S. Treasury Notes 1.000%, 08/15/18	5,000,000	4,989,455
1.375%, 02/28/19	24,000,000	24,057,192
1.500%, 02/28/19 (a)	24,000,000	24,112,512
1.625%, 06/30/19	22,000,000	22,143,506
3.125%, 05/15/19	45,000,000	46,712,115
3.375%, 11/15/19	32,000,000	33,621,248

		217,379,783

Total U.S. Treasury & Government Agencies (Cost $262,429,827)		260,983,574

Asset-Backed Securities—13.1%

Asset-Backed - Credit Card—4.5%
American Express Credit Account Master Trust 1.182%, 01/15/20 (b)	8,760,000	8,763,875
2.172%, 09/15/20 (b)	1,825,000	1,843,806
BA Credit Card Trust 1.182%, 09/16/19 (b)	7,010,000	7,009,999
Capital One Multi-Asset Execution Trust 0.952%, 07/15/20 (b)	4,850,000	4,849,074
Chase Issuance Trust 1.192%, 04/15/20 (b)	4,580,000	4,588,188
1.282%, 04/15/21 (b)	5,340,000	5,363,470
1.590%, 02/18/20	1,000,000	1,001,340
Discover Card Execution Note Trust 1.342%, 07/15/21 (b)	5,610,000	5,639,843
1.362%, 04/15/21 (b)	4,020,000	4,039,853
Discover Card Master Trust 0.370%, 05/15/19 (b)	6,500,000	6,502,358

		49,601,806

Asset-Backed - Home Equity—0.4%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.342%, 10/25/35 (b)	785,201	768,911
GSAA Home Equity Trust 1.927%, 02/25/35 (b)	2,450,504	2,367,270
Home Loan Trust 5.480%, 06/25/34	299,730	308,349
NovaStar Mortgage Funding Trust 2.632%, 03/25/35 (b)	321,472	319,881
RAAC Trust 1.682%, 03/25/34 (b)	379,305	359,328

		4,123,739

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—0.1%
Conseco Financial Corp. 7.640%, 03/15/28 (b)	677,148	$694,993

Asset-Backed - Other—8.1%
American Homes 4 Rent 1.943%, 06/17/31 (144A) (b)	2,105,620	2,106,275
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.807%, 06/25/34 (b)	1,133,123	1,110,967
Apidos CLO XIV 4.850%, 04/15/25 (144A)	1,710,000	1,715,450
Ares CLO, Ltd. 1.243%, 04/16/21 (144A) (b)	238,575	238,551
1.393%, 04/16/21 (144A) (b)	3,340,000	3,336,383
Atrium IX 2.354%, 02/28/24 (144A) (b)	870,000	870,606
Atrium X 2.143%, 07/16/25 (144A) (b)	850,000	850,587
Atrium XI Zero Coupon, 10/23/25 (144A) (b)	3,650,000	3,636,203
4.241%, 10/23/25 (144A) (b)	3,650,000	3,651,482
BlueMountain CLO, Ltd. 2.439%, 10/29/25 (144A) (b)	540,199	540,350
Carlyle Global Market Strategies CLO, Ltd. 2.480%, 01/20/29 (144A) (b)	1,710,000	1,717,582
Catamaran CLO, Ltd. 3.974%, 10/18/26 (144A) (b)	2,384,800	2,396,765
Cent CLO, Ltd. 2.339%, 01/30/25 (144A) (b)	4,357,000	4,359,544
2.444%, 11/07/26 (144A) (b)	1,710,000	1,710,585
3.984%, 11/07/26 (144A) (b)	2,650,000	2,651,132
Centerline REIT, Inc. 5.040%, 09/21/45 (144A)	1,780,000	1,650,950
5.544%, 09/21/45 (144A) (b)	1,245,099	1,249,917
CIFC Funding, Ltd. 1.432%, 07/26/21 (144A) (b)	120,141	120,141
Colony American Homes 2.093%, 05/17/31 (144A) (b)	3,356,741	3,359,505
2.793%, 05/17/31 (144A) (b)	460,000	459,999
Countrywide Asset-Backed Certificates 1.732%, 03/25/34 (b)	320,670	310,132
2.032%, 12/25/34 (b)	345,365	345,188
Dryden 34 Senior Loan Fund Zero Coupon, 10/15/26 (144A) (b)	900,000	903,260
Eaton Vance CLO, Ltd. 2.232%, 07/15/26 (144A) (b)	2,592,000	2,593,356
Emerson Park CLO, Ltd. 5.640%, 07/15/25 (144A)	570,000	572,992
Galaxy CLO, Ltd. 2.273%, 04/15/25 (144A) (b)	4,465,000	4,471,296
GSAMP Trust 1.987%, 06/25/35 (b)	600,076	592,339
Highbridge Loan Management, Ltd. 5.800%, 10/20/24 (144A)	510,000	510,448

Asset-Backed - Other—(Continued)
Invitation Homes Trust 2.013%, 09/17/31 (144A) (b)	2,774,503	2,777,112
2.243%, 08/17/32 (144A) (b)	2,696,959	2,715,425
2.293%, 06/17/32 (144A) (b)	4,539,639	4,550,921
2.393%, 03/17/32 (144A) (b)	1,514,237	1,522,734
2.443%, 06/17/31 (144A) (b)	312,269	312,353
2.543%, 09/17/31 (144A) (b)	2,950,000	2,952,934
Morgan Stanley ABS Capital I, Inc. Trust 1.717%, 01/25/35 (b)	368,204	362,658
NZCG Funding, Ltd. 2.587%, 04/27/27 (144A) (b)	4,969,875	4,970,352
Octagon Investment Partners, Ltd.
2.443%, 07/15/27 (144A) (b)	3,645,114	3,654,533
Silver Bay Realty Trust 1.913%, 09/17/31 (144A) (b)	864,873	865,415
2.393%, 09/17/31 (144A) (b)	420,000	416,979
Structured Asset Investment Loan Trust 2.022%, 12/25/34 (b)	666,212	664,549
SWAY Residential Trust 2.243%, 01/17/32 (144A) (b)	3,975,165	3,983,843
Tricon American Homes Trust 2.193%, 05/17/32 (144A) (b)	4,644,308	4,637,271
Voya CLO, Ltd. 2.504%, 04/18/27 (144A) (b)	1,190,000	1,197,342
2.523%, 10/14/26 (144A) (b)	1,070,000	1,073,568
West CLO, Ltd. 3.124%, 07/18/26 (144A) (b)	1,230,000	1,229,990
3.874%, 07/18/26 (144A) (b)	3,240,000	3,240,256

		89,160,220

Total Asset-Backed Securities (Cost $142,614,827)		143,580,758

Mortgage-Backed Securities—11.9%

Collateralized Mortgage Obligations—8.5%
Adjustable Rate Mortgage Trust 3.317%, 02/25/35 (b)	2,020,104	1,973,253
American Home Mortgage Investment Trust 2.857%, 10/25/34 (b)	1,274,163	1,242,005
CHL Mortgage Pass-Through Trust 2.658%, 07/25/34 (b)	732,624	731,554
3.051%, 05/25/34 (b)	1,401,026	1,390,760
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	223,546	228,672
Fannie Mae Connecticut Avenue Securities 1.932%, 05/25/24 (b)	197,078	197,256
3.882%, 07/25/24 (b)	1,470,000	1,511,709
3.982%, 07/25/24 (b)	5,625,000	5,802,049
4.532%, 07/25/29 (144A) (b)	2,980,000	3,016,048
4.982%, 05/25/25 (b)	3,555,612	3,739,493
5.282%, 02/25/25 (b)	3,081,613	3,270,679
5.532%, 02/25/25 (b)	4,459,561	4,744,501
5.882%, 11/25/24 (b)	333,000	373,597
5.982%, 11/25/24 (b)	2,017,206	2,228,645

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities Trust 2.675%, 12/25/34 (b)	893,415	$864,162
Freddie Mac Structured Agency Credit Risk Debt Notes 2.332%, 03/25/29 (b)	250,000	251,706
2.832%, 10/25/27 (b)	4,560,000	4,662,247
3.182%, 02/25/24 (b)	280,000	287,980
3.182%, 03/25/25 (b)	1,232,955	1,250,206
3.182%, 10/25/28 (b)	2,500,000	2,546,169
3.232%, 11/25/28 (b)	1,770,000	1,825,525
3.382%, 08/25/24 (b)	300,577	301,923
3.382%, 10/25/24 (b)	491,223	492,459
3.382%, 01/25/25 (b)	1,307,662	1,315,427
3.482%, 08/25/24 (b)	2,897,829	2,941,618
3.632%, 10/25/24 (b)	1,325,713	1,337,443
3.732%, 09/25/28 (b)	800,000	832,312
3.782%, 05/25/28 (b)	5,609,375	5,783,167
4.282%, 10/25/27 (b)	1,500,000	1,608,226
4.782%, 03/25/25 (b)	3,840,000	4,130,377
4.882%, 12/25/27 (b)	3,925,000	4,265,818
4.982%, 08/25/24 (b)	450,000	480,726
5.532%, 10/25/24 (b)	1,000,000	1,077,977
5.682%, 03/25/28 (b)	1,000,000	1,099,214
Impac Secured Assets CMN Owner Trust 1.747%, 02/25/35 (b)	1,120,000	1,100,271
MASTR Adjustable Rate Mortgages Trust 1.182%, 05/25/47 (b)	221,318	220,809
MASTR Alternative Loan Trust 5.000%, 02/25/18	107,922	108,999
5.000%, 08/25/18	188,770	190,133
5.500%, 12/25/18	135,028	135,828
5.500%, 04/25/19	253,121	256,558
5.546%, 11/25/19 (b)	312,336	317,476
Merrill Lynch Mortgage Investors Trust 1.722%, 03/25/28 (b)	613,174	580,842
1.960%, 01/25/29 (b)	749,390	705,312
3.005%, 04/25/35 (b)	398,569	385,785
3.085%, 10/25/36 (b)	1,234,109	1,207,772
New York Mortgage Trust 1.657%, 02/25/36 (b)	468,475	414,826
Sequoia Mortgage Trust 1.618%, 11/20/34 (b)	439,020	405,458
Structured Adjustable Rate Mortgage Loan Trust 1.422%, 08/25/35 (b)	1,034,005	969,745
3.321%, 09/25/34 (b)	2,339,110	2,322,113
Structured Asset Mortgage Investments Trust 1.678%, 02/19/35 (b)	839,163	779,445
1.718%, 12/19/33 (b)	327,887	314,655
Thornburg Mortgage Securities Trust 1.622%, 09/25/43 (b)	491,820	472,734
Towd Point Mortgage Trust 2.500%, 10/25/56 (144A) (b)	2,781,768	2,762,401
2.750%, 10/25/56 (144A) (b)	2,611,326	2,608,874
3.000%, 03/25/54 (144A) (b)	1,103,060	1,110,619

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 1.212%, 04/25/45 (b)	2,132,612	2,010,447
1.272%, 07/25/45 (b)	1,198,967	1,148,489
1.312%, 01/25/45 (b)	2,483,998	2,384,339
Wells Fargo Mortgage-Backed Securities Trust 3.074%, 06/25/35 (b)	779,434	776,928
3.116%, 02/25/35 (b)	1,167,618	1,185,927

		92,681,688

Commercial Mortgage-Backed Securities—3.4%
Banc of America Commercial Mortgage Trust 5.626%, 09/10/45 (b)	1,130,000	1,128,157
5.695%, 07/10/46 (b)	935,957	934,126
Bear Stearns Commercial Mortgage Securities Trust 5.118%, 10/12/42 (b)	800,000	784,863
5.611%, 09/11/41 (b)	194,786	194,608
5.768%, 06/11/40 (b)	2,421,784	2,426,891
CD Commercial Mortgage Trust 5.256%, 07/15/44 (b)	1,313,041	1,311,084
Citigroup Commercial Mortgage Trust 1.430%, 02/10/48 (b) (e)	3,830,081	319,566
5.482%, 10/15/49	1,078,920	1,019,579
5.779%, 12/10/49 (b)	2,200,000	2,226,531
COBALT CMBS Commercial Mortgage Trust 5.526%, 04/15/47 (b)	4,660,000	4,683,766
Colony Multifamily Mortgage Trust 2.543%, 04/20/50 (144A)	2,173,644	2,163,184
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,110,000	2,154,419
CSAIL Commercial Mortgage Trust 0.875%, 06/15/57 (b) (e)	15,976,513	787,414
G-FORCE LLC 5.090%, 08/22/36 (144A)	77,519	77,312
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (b)	960,000	954,390
Greenwich Capital Commercial Mortgage Trust 5.728%, 07/10/38 (b)	2,200,178	1,896,414
GS Mortgage Securities Corp. II 0.898%, 05/10/50 (b) (e)	20,099,603	984,466
JPMorgan Chase Commercial Mortgage Securities Trust 5.115%, 07/15/41	22,227	22,187
5.464%, 12/12/43	295,581	295,412
5.699%, 12/15/44 (b)	3,148,134	3,140,138
LB-UBS Commercial Mortgage Trust 5.276%, 02/15/41 (b)	876,169	875,510
Merrill Lynch Mortgage Trust 5.331%, 11/12/37 (b)	875,635	874,595
Morgan Stanley Capital Trust 5.399%, 03/12/44 (b)	520,141	521,384
Morgan Stanley Capital, Inc. 5.306%, 05/24/43 (144A)	213,577	214,455
Multi Security Asset Trust L.P. 5.880%, 11/28/35 (144A) (b)	4,350,000	4,364,361

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Resource Capital Corp., Ltd. 1.993%, 04/15/32 (144A) (b)	533,244	$533,066
2.343%, 08/15/32 (144A) (b)	546,401	544,161
Wachovia Bank Commercial Mortgage Trust 5.924%, 10/15/35 (144A) (b)	363,543	373,534
Wells Fargo Commercial Mortgage Trust 1.661%, 11/15/49 (b) (e)	14,407,921	1,530,271

		37,335,844

Total Mortgage-Backed Securities (Cost $130,346,199)		130,017,532

Floating Rate Loans (f)—4.9%

Aerospace/Defense—0.3%
FGI Operating Co. LLC Term Loan, 5.500%, 04/19/19	3,649,825	3,564,664

Airlines—0.0%
Air Canada Term Loan B, 3.755%, 10/06/23	33,034	33,430
United Airlines, Inc. Term Loan B, 03/21/24 (g)	148,874	149,571

		183,001

Auto Manufacturers—0.1%
Navistar International Corp. Term Loan B, 5.000%, 08/07/20	884,142	895,380

Auto Parts & Equipment—0.0%
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 2.860%, 04/30/19	186,125	187,893
TI Group Automotive Systems LLC Term Loan, 3.732%, 06/30/22	96,325	96,987

		284,880

Chemicals—0.1%
Chemours Co. (The) Term Loan B, 6.000%, 05/12/22	563,981	565,215
OCI Beaumont LLC Term Loan B3, 8.025%, 08/20/19	584,435	599,046

		1,164,261

Coal—0.2%
Bowie Resource Holdings LLC 1st Lien Term Loan, 6.750%, 08/14/20	1,426,388	1,389,302
2nd Lien Delayed Draw Term Loan, 11.750%, 02/16/21	371,429	342,953

		1,732,255

Commercial Services—0.1%
Avis Budget Car Rental LLC Term Loan B, 3.150%, 03/15/22	194,947	195,580

Commercial Services—(Continued)
Live Nation Entertainment, Inc. Term Loan B2, 3.500%, 10/31/23	64,866	65,423
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.250%, 05/02/22	669,199	676,130

		937,133

Computers—0.2%
Abacus Innovations Corp. Term Loan B, 3.250%, 08/16/23	189,097	191,319
Dell, Inc. Term Loan A3, 2.990%, 12/31/18	657,570	659,145
Sungard Availability Services Capital, Inc. Term Loan B, 6.000%, 03/31/19	1,943,869	1,884,095

		2,734,559

Electric—0.3%
Calpine Construction Finance Co. L.P. Term Loan B1, 05/03/20 (g)	1,994,819	2,002,924
EFS Cogen Holdings I LLC Term Loan B, 4.650%, 06/28/23	113,691	114,884
NRG Energy, Inc. Term Loan B, 3.232%, 06/30/23	803,925	808,146

		2,925,954

Entertainment—0.1%
Greektown Holdings LLC Term Loan B, 03/21/24 (g)	142,643	142,702
Lions Gate Entertainment Corp. Term Loan A, 3.482%, 12/08/21	445,538	448,044

		590,746

Food—0.1%
Aramark Services, Inc. Term Loan A, 03/09/22 (g)	314,215	315,787
JBS USA LLC Term Loan B, 3.289%, 10/30/22	140,579	141,092
Pinnacle Foods Finance LLC Term Loan B, 2.811%, 02/02/24	125,423	126,151

		583,030

Forest Products & Paper—0.2%
Appvion, Inc. Term Loan, 7.750%, 06/28/19	1,033,832	1,009,279
Caraustar Industries, Inc. Term Loan B, 6.647%, 03/14/22	1,189,955	1,201,855

		2,211,134

Healthcare-Services—0.2%
Cyanco Intermediate Corp. Term Loan B, 5.500%, 05/01/20	1,879,588	1,888,202
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.147%, 06/07/19	449,265	434,664

		2,322,866

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.0%
Spectrum Brands, Inc. Term Loan, 3.399%, 06/23/22	24,569	$24,776

Industrial Conglomerates—0.1%
OSG Bulk Ships, Inc. Term Loan, 5.290%, 08/05/19	764,336	756,056

Insurance—0.0%
RPI Finance Trust Term Loan A2, 3.397%, 10/14/20	246,704	247,320

Internet Software & Services—0.1%
Onsite U.S. Finco LLC Term Loan, 5.500%, 07/30/21	1,806,591	1,327,844
Rackspace Hosting, Inc. 1st Lien Term Loan, 4.535%, 11/03/23	325,144	328,022

		1,655,866

IT Services—0.1%
Global Payments, Inc. Term Loan A, 3.198%, 10/29/21	930,945	933,272

Leisure Time—0.0%
Aristocrat Technologies, Inc. Term Loan B, 0.000%, 10/20/21	117,350	118,202

Machinery—0.3%
Allison Transmission, Inc. Term Loan B3, 09/23/22 (g)	711,385	718,599
Harsco Corp. Term Loan B, 6.000%, 11/02/23	195,086	199,475
UTEX Industries, Inc. 1st Lien Term Loan, 5.000%, 05/22/21	2,633,764	2,463,394
Zebra Technologies Corp. Term Loan B, 3.600%, 10/27/21	369,936	373,520

		3,754,988

Media—0.4%
Altice U.S. Finance I Corp. Term Loan B, 3.982%, 01/15/25	167,203	167,830
AMC Entertainment, Inc. Term Loan, 3.662%, 12/15/22	101,730	102,747
Term Loan B, 3.733%, 12/15/23	65,192	65,811
Radio One, Inc. Term Loan, 5.490%, 04/02/18	3,926,862	3,968,585

		4,304,973

Mining—0.1%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 3.750%, 06/30/19	802,082	807,396

Oil & Gas—0.3%
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 10/01/18	3,520,762	3,401,936

Oil & Gas—(Continued)
McDermott Finance LLC Term Loan B, 8.397%, 04/16/19	97,986	99,517

		3,501,453

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 5.660%, 06/18/20	854,864	854,864

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 4.000%, 09/26/22	470,238	471,054
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.570%, 04/01/22	912,635	916,184
Tranche A, 10/20/18 (g)	19,746	19,762

		1,407,000

Retail—0.6%
Ascena Retail Group, Inc. Term Loan B, 5.500%, 08/21/22	2,294,304	2,079,212
Dollar Tree, Inc. Term Loan A, 2.750%, 07/06/20	362,524	363,204
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	2,498,097	2,221,226
PetSmart, Inc. Term Loan B2, 4.020%, 03/11/22	1,995,535	1,913,718

		6,577,360

Semiconductors—0.2%
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 3.858%, 05/07/21	554,423	563,778
MKS Instruments, Inc. Term Loan B2, 3.732%, 05/01/23	163,689	165,812
ON Semiconductor Corp. Incremental Term Loan, 4.232%, 03/31/23	1,775,103	1,786,831

		2,516,421

Software—0.3%
BMC Software Finance, Inc. Revolver Term Loan, 0.500%, 09/10/18 (h)	1,825,218	1,761,335
Term Loan, 5.000%, 09/10/20	1,745,639	1,749,691

		3,511,026

Technology Hardware, Storage & Peripherals—0.1%
Western Digital Corp. Term Loan B, 3.732%, 04/29/23	553,073	557,653

Telecommunications—0.1%
Consolidated Communications, Inc. Term Loan B, 4.000%, 10/04/23	162,068	163,243
CSC Holdings LLC Term Loan, 3.943%, 10/11/24	807,605	807,268

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Global Tel*Link Corp. 1st Lien Term Loan, 5.000%, 05/23/20	187,167	$186,963
UPC Financing Partnership Term Loan AP, 3.662%, 04/15/25	202,921	203,809

		1,361,283

Transportation—0.1%
XPO Logistics, Inc. Term Loan B2, 0.000%, 11/01/21	590,103	593,275

Total Floating Rate Loans (Cost $54,572,585)		53,613,047

Foreign Government—1.7%

Sovereign—1.7%
Brazil Notas do Tesouro Nacional 6.000%, 08/15/18 (BRL) (d)	600,000	576,652
10.000%, 01/01/21 (BRL)	5,500,000	1,762,580
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	4,000,000	4,030,939
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	4,989,130
Indonesia Treasury Bonds 8.250%, 07/15/21 (IDR)	16,800,000,000	1,323,778
Malaysia Government Bonds 4.012%, 09/15/17 (MYR)	7,530,000	1,707,553
Mexican Bonos 7.750%, 12/14/17 (MXN)	19,000,000	1,021,452
8.500%, 12/13/18 (MXN)	17,100,000	938,998
Philippine Government Bonds 2.875%, 05/22/17 (PHP)	57,000,000	1,136,751
Serbia International Bonds 5.250%, 11/21/17 (144A)	1,200,000	1,224,036

Total Foreign Government (Cost $18,601,133)		18,711,869

Municipals—0.8%
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,631,772
State of Pennsylvania, General Obligation, Ltd. 5.000%, 01/15/20	2,800,000	3,067,988
State of Texas, General Obligation Unlimited 5.000%, 04/01/21	1,185,000	1,348,945
University of California, Revenue Bonds 1.284%, 07/01/41 (b)	260,000	259,753

Total Municipals (Cost $8,213,884)		8,308,458

Investment Company Security—0.3%
Security Description	Shares/ Principal Amount*	Value
PowerShares Senior Loan Portfolio (Cost $3,830,888)	165,000	3,837,900

Common Stocks—0.2%

Diversified Financial Services—0.0%
Edcon Holdings, Ltd. (i) (j)	8,217,950	6,125
Edcon Holdings, Ltd. (i) (j)	817,800	610

		6,735

Oil, Gas & Consumable Fuels—0.2%
Energy XXI Gulf Coast, Inc. (k)	38,479	1,153,216
Halcon Resources Corp. (a) (i) (j) (k)	65,445	494,525
Linn Energy, Inc. (k)	8,053	233,537

		1,881,278

Paper & Forest Products—0.0%
Verso Corp. - Class A (k)	1,665	9,990

Total Common Stocks (Cost $3,433,840)		1,898,003

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (k)	5,835	10,270

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (k)	175	21

Total Warrants (Cost $0)		10,291

Short-Term Investments—3.2%

Discount Note—1.1%
Federal Home Loan Bank 0.304%, 04/03/17 (l)	12,060,000	12,059,698

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $23,121,268 on 04/03/17, collateralized by $23,740,000 U.S. Treasury Note at 1.375% due 10/31/20 with a value of $23,585,049.	23,121,095	23,121,095

Total Short-Term Investments (Cost $35,180,793)		35,180,793

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (m)—5.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.7%
ABN AMRO Bank NV Zero Coupon, 05/05/17	398,846	$399,672
Zero Coupon, 06/23/17	1,494,150	1,496,310
Banco Del Estado De Chile New York 1.426%, 06/21/17 (b)	1,000,000	1,000,542
Bank of Nova Scotia Houston 1.355%, 11/03/17 (b)	500,000	500,549
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (b)	2,000,000	2,000,966
BNP Paribas New York 1.384%, 08/04/17 (b)	500,000	500,381
Canadian Imperial Bank 1.392%, 10/27/17 (b)	250,000	250,301
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,000,000	1,000,011
1.240%, 05/11/17	500,000	500,133
Credit Suisse AG New York 1.581%, 05/12/17 (b)	500,000	500,152
1.676%, 04/24/17 (b)	1,000,000	1,000,236
Danske Bank A/S London Zero Coupon, 05/12/17	747,829	749,228
DNB NOR Bank ASA 1.279%, 07/28/17 (b)	400,000	400,177
KBC Bank NV 1.150%, 04/27/17	500,000	499,705
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (b)	1,000,000	999,941
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (b)	1,300,000	1,299,910
1.339%, 08/02/17 (b)	750,000	750,432
1.543%, 05/17/17	750,000	750,223
1.582%, 04/26/17 (b)	500,000	500,083
National Australia Bank London 1.199%, 05/02/17 (b)	750,000	750,263
Norinchukin Bank New York 1.451%, 07/12/17 (b)	1,500,000	1,501,327
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	3,000,000	2,999,901
Sumitomo Bank New York 1.410%, 05/05/17 (b)	250,000	250,049
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (b)	1,600,000	1,600,856
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (b)	1,000,000	1,000,680
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (b)	1,000,000	1,000,471
1.572%, 04/26/17 (b)	500,000	500,165
Svenska Handelsbanken New York 1.508%, 05/18/17 (b)	250,000	250,129
Toronto Dominion Bank New York 1.221%, 03/13/18 (b)	600,000	599,789
1.330%, 01/10/18 (b)	1,500,000	1,500,294
UBS, Stamford 1.301%, 05/12/17 (b)	400,000	400,098
1.589%, 07/31/17 (b)	400,867	401,102

Certificates of Deposit—(Continued)
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (b)	750,000	751,226
1.452%, 04/26/17 (b)	400,000	400,106

		29,005,408

Commercial Paper—1.6%
Barton Capital S.A. 1.160%, 04/07/17	2,093,639	2,099,712
Commonwealth Bank Australia 1.174%, 03/01/18	1,500,000	1,500,612
DCAT LLC 1.200%, 04/11/17	399,573	399,890
Den Norske ASA 1.432%, 04/27/17 (b)	400,000	400,086
Erste Abwicklungsanstalt 1.098%, 07/18/17 (b)	2,400,000	2,399,789
HSBC plc 1.442%, 04/25/17 (b)	1,000,000	1,000,180
Kells Funding LLC 1.100%, 06/05/17	597,690	598,708
Manhattan Asset Funding Co. 1.184%, 09/07/17 (b)	1,200,000	1,200,098
National Australia Bank, Ltd. 1.440%, 12/06/17 (b)	1,000,000	1,001,494
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (b)	1,000,000	999,882
Sheffield Receivables Co. 1.170%, 04/07/17	498,521	499,881
Starbird Funding Corp. 1.441%, 06/13/17 (b)	1,500,000	1,500,530
Versailles CDS LLC 1.050%, 06/05/17	2,991,513	2,993,595
Westpac Banking Corp. 1.380%, 10/20/17 (b)	1,000,000	1,001,812

		17,596,269

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $316,056 on 04/03/17, collateralized by $454,572 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $322,357.	316,036	316,036
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $35,700 on 04/03/17, collateralized by $36,118 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $36,411.	35,697	35,697

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $1,000,650 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	$1,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,508,640 on 06/02/17, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $100,007 on 04/03/17, collateralized by $99,374 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $102,062.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $706,854 on 07/03/17, collateralized by various Common Stock with a value of $770,000.	700,000	700,000

		5,651,733

Time Deposits—0.2%
OP Corporate Bank plc 1.200%, 04/10/17	500,000	500,000
Shinkin Central Bank 1.350%, 04/21/17	650,000	650,000
1.440%, 04/26/17	600,000	600,000
1.440%, 04/27/17	100,000	100,000

		1,850,000

Total Securities Lending Reinvestments (Cost $54,089,768)		54,103,410

Total Investments—105.2% (Cost $1,153,042,367)		1,150,197,644
Unfunded Loan Commitments—(0.2)% (Cost $(1,825,218))		(1,825,218)
Net Investments—105.0% (Cost $1,151,217,149) (n)		1,148,372,426
Other assets and liabilities (net)— (5.0)%		(54,543,357)

Net Assets—100.0%		$1,093,829,069

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $52,695,467 and the collateral received consisted of cash in the amount of $54,074,362. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Principal amount of security is adjusted for inflation.
(e)	Interest only security.
(f)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(g)	This loan will settle after March 31, 2017, at which time the interest rate will be determined.
(h)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(j)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(k)	Non-income producing security.
(l)	The rate shown represents current yield to maturity.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(n)	As of March 31, 2017, the aggregate cost of investments was $1,151,217,149. The aggregate unrealized appreciation and depreciation of investments were $11,508,295 and $(14,353,018), respectively, resulting in net unrealized depreciation of $(2,844,723).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $194,919,694, which is 17.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	334,839	Deutsche Bank AG	05/18/17	$	368,055	$(10,134)
EUR	414,027	Deutsche Bank AG	05/18/17		442,761	(193)
EUR	414,898	Deutsche Bank AG	05/18/17		440,788	2,711
EUR	726,764	Deutsche Bank AG	05/18/17		774,585	2,278
EUR	1,850,000	Deutsche Bank AG	05/18/17		1,982,090	(4,560)
EUR	2,100,000	Deutsche Bank AG	05/18/17		2,259,285	(14,522)
INR	51,540,000	Deutsche Bank AG	05/18/17		741,583	47,388
INR	45,300,000	JPMorgan Chase Bank N.A.	05/18/17		656,522	36,927
JPY	24,000,000	JPMorgan Chase Bank N.A.	05/18/17		226,922	(11,003)
JPY	70,444,500	JPMorgan Chase Bank N.A.	05/18/17		627,199	6,562
JPY	273,000,000	Morgan Stanley & Co. LLC	05/18/17		2,387,511	68,561
JPY	274,555,500	Morgan Stanley & Co. LLC	05/18/17		2,444,165	25,902
MXN	5,200,000	JPMorgan Chase Bank N.A.	05/18/17		250,337	25,526
MXN	32,400,000	JPMorgan Chase Bank N.A.	05/18/17		1,563,707	155,130
MXN	37,400,000	JPMorgan Chase Bank N.A.	05/18/17		1,779,512	204,577
MXN	80,000,000	JPMorgan Chase Bank N.A.	05/18/17		3,851,338	392,703

Contracts to Deliver
AUD	2,230,000	Deutsche Bank AG	05/18/17		1,654,340	(48,036)
AUD	1,700,000	Deutsche Bank AG	05/18/17		1,281,290	(16,485)
AUD	401,148	Deutsche Bank AG	05/18/17		297,588	(8,647)
AUD	4,000,000	JPMorgan Chase Bank N.A.	05/18/17		3,032,800	(20,789)
CAD	800,000	JPMorgan Chase Bank N.A.	05/18/17		609,547	7,606
EUR	183,001	Barclays Bank plc	05/18/17		205,406	9,790
EUR	70,764	Barclays Bank plc	05/18/17		78,561	2,919
EUR	2,909,965	Citibank N.A.	05/18/17		3,269,782	159,219
EUR	52,102	Citibank N.A.	05/18/17		57,841	2,148
EUR	16,840,800	Deutsche Bank AG	05/18/17		18,903,461	901,743
EUR	3,500,000	Deutsche Bank AG	05/18/17		3,928,680	187,408
EUR	1,640,230	Deutsche Bank AG	05/18/17		1,774,401	21,102
EUR	1,025,144	Deutsche Bank AG	05/18/17		1,109,206	13,394
EUR	752,020	Deutsche Bank AG	05/18/17		802,781	(1,079)
EUR	9,213,000	Goldman Sachs Bank USA	05/18/17		10,351,727	503,630
EUR	1,618,079	JPMorgan Chase Bank N.A.	05/18/17		1,797,281	67,660
EUR	1,035,310	JPMorgan Chase Bank N.A.	05/18/17		1,149,598	42,919
EUR	958,529	JPMorgan Chase Bank N.A.	05/18/17		1,076,792	52,187
GBP	1,310,000	Deutsche Bank AG	05/18/17		1,637,762	(5,206)
JPY	99,997,600	Citibank N.A.	05/18/17		1,000,106	100,467
JPY	88,300,000	HSBC Bank plc	05/18/17		883,397	88,998
JPY	361,284,375	JPMorgan Chase Bank N.A.	05/18/17		3,654,542	404,210
JPY	167,815,750	JPMorgan Chase Bank N.A.	05/18/17		1,677,486	167,715
JPY	547,555,500	Morgan Stanley & Co. LLC	05/18/17		5,477,363	551,223
MXN	5,200,000	JPMorgan Chase Bank N.A.	05/18/17		269,242	(6,621)
MYR	1,700,000	Deutsche Bank AG	05/18/17		418,637	35,146

Net Unrealized Appreciation						$4,140,474

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/21/17	31	CAD	4,229,361	$20,723
U.S. Treasury Note 2 Year Futures	06/30/17	1,111	USD	240,326,444	152,979

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/21/17	(150)	USD	(18,466,031)	$(218,344)
U.S. Treasury Note 5 Year Futures	06/30/17	(380)	USD	(44,868,719)	132,625

Net Unrealized Appreciation					$87,983

Swap Agreements

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	Citibank N.A.	$2,241,399	CHF 2,000,000	$238,941	$—	$238,941
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	JPMorgan Chase Bank N.A.	781,250	CHF 750,000	19,565	1,057	18,508

Totals						$258,506	$1,057	$257,449

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.645%	USD	600,000	$(80,019)	$(63,915)	$(16,104)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	1.647%	USD	500,000	(66,683)	(56,973)	(9,710)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	1.647%	USD	500,000	(66,683)	(51,976)	(14,707)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	1.647%	USD	1,500,000	(200,050)	(170,919)	(29,131)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Citibank N.A.	0.995%	USD	2,500,000	(218,319)	(129,684)	(88,635)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	0.995%	USD	2,000,000	(174,655)	(86,028)	(88,627)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	0.995%	USD	5,000,000	(436,638)	(249,868)	(186,770)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	0.995%	USD	5,000,000	(436,638)	(228,025)	(208,613)
CSC Holdings LLC 5.000%, due 09/20/18	(5.000%)	09/20/18	Barclays Bank plc	0.490%	USD	2,500,000	(165,380)	(146,999)	(18,381)
Calpine Corp. 5.375%, due 01/15/23	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	2.167%	USD	1,500,000	167,614	96,400	71,214
Kinder Morgan Energy Partners L.P. 3.950%, due 09/01/22	(5.000%)	03/20/20	Citibank N.A.	0.437%	USD	5,000,000	(664,556)	(1,063,304)	398,748
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	06/20/18	Citibank N.A.	0.231%	USD	5,500,000	(320,382)	(628,661)	308,279

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	09/20/19	Credit Suisse International	0.570%	USD	2,000,000	$(215,649)	$(285,162)	$69,513
Olin Corp. 5.500%, due 08/15/22	(1.000%)	06/20/21	Citibank N.A.	1.175%	USD	2,200,000	15,437	168,529	(153,092)
Olin Corp. 1.000%, due 12/20/21	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	1.434%	USD	1,000,000	19,264	25,261	(5,997)
Rite Aid Corp. 5.000%, due 12/20/20	(5.000%)	12/20/20	JPMorgan Chase Bank N.A.	1.933%	USD	1,250,000	(135,504)	(231,418)	95,914
Springleaf Finance Corp. 5.000%, due 06/20/20	(5.000%)	06/20/20	Barclays Bank plc	2.634%	USD	1,000,000	(71,286)	(92,698)	21,412
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Barclays Bank plc	2.126%	USD	4,500,000	(247,933)	(362,651)	114,718
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Citibank N.A.	2.126%	USD	2,500,000	(137,741)	(220,999)	83,258
Toys “R” Us, Inc. 7.375%, due 10/15/18	(5.000%)	12/20/18	JPMorgan Chase Bank N.A.	12.696%	USD	1,615,000	188,954	403,750	(214,796)

Totals							$(3,246,847)	$(3,375,340)	$128,493

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Calpine Corp. 5.375%, due 01/25/23	5.000%	06/20/21	JPMorgan Chase Bank N.A.	2.164%	USD	600,000	$67,074	$29,139	$37,935
Calpine Corp. 5.375%, due 01/15/23	5.000%	06/21/21	JPMorgan Chase Bank N.A.	2.167%	USD	500,000	55,871	32,133	23,738
Calpine Corp. 5.375%, due 01/15/23	5.000%	06/21/21	JPMorgan Chase Bank N.A.	2.167%	USD	500,000	55,871	23,150	32,721
United Mexico States 5.950%, due 03/19/19	1.000%	06/20/20	Citibank N.A.	0.732%	USD	1,600,000	13,456	(20,033)	33,489

Totals							$192,272	$64,389	$127,883

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Bespoke Hong Kong 3-5% CDX Tranche	1.000%	12/20/18	Citibank N.A.	2.239%	USD	3,000,000	$(63,462)	$(126,283)	$62,821
Bespoke 58% HY/42% IG 0-3% CDX Tranche	1.000%	06/20/19	Citibank N.A.	11.359%	USD	570,000	(129,366)	(153,900)	24,534

Totals							$(192,828)	$(280,183)	$87,355

Cash in the amount of $320,000 and securities in the amount of $1,516,980 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(USD)—	United States Dollar

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$439,952,009	$—	$439,952,009
Total U.S. Treasury & Government Agencies*	—	260,983,574	—	260,983,574
Total Asset-Backed Securities*	—	143,580,758	—	143,580,758
Total Mortgage-Backed Securities*	—	130,017,532	—	130,017,532
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	51,787,829	—	51,787,829
Total Foreign Government*	—	18,711,869	—	18,711,869
Total Municipals	—	8,308,458	—	8,308,458
Total Investment Company Security	3,837,900	—	—	3,837,900
Common Stocks
Diversified Financial Services	—	—	6,735	6,735
Oil, Gas & Consumable Fuels	1,386,753	494,525	—	1,881,278
Paper & Forest Products	9,990	—	—	9,990
Total Common Stocks	1,396,743	494,525	6,735	1,898,003
Total Warrants*	10,291	—	—	10,291
Total Short-Term Investments*	—	35,180,793	—	35,180,793
Total Securities Lending Reinvestments*	—	54,103,410	—	54,103,410
Total Net Investments	$5,244,934	$1,143,120,757	$6,735	$1,148,372,426

Collateral for Securities Loaned (Liability)	$—	$(54,074,362)	$—	$(54,074,362)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,287,749	$—	$4,287,749
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(147,275)	—	(147,275)
Total Forward Contracts	$—	$4,140,474	$—	$4,140,474
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$306,327	$—	$—	$306,327
Futures Contracts (Unrealized Depreciation)	(218,344)	—	—	(218,344)
Total Futures Contracts	$87,983	$—	$—	$87,983
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$842,047	$—	$842,047
OTC Swap Contracts at Value (Liabilities)	—	(3,830,944)	—	(3,830,944)
Total OTC Swap Contracts	$—	$(2,988,897)	$—	$(2,988,897)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—63.8% of Net Assets

Security Description	Principal Amount*	Value

Argentina—4.6%
Argentine Bonos del Tesoro 15.500%, 10/17/26 (ARS)	428,165,000	$31,303,696
16.000%, 10/17/23 (ARS)	93,900,000	6,894,329
18.200%, 10/03/21 (ARS)	295,040,000	20,444,717
21.063%, 04/03/22 (ARS) (a)	20,147,000	1,346,952

		59,989,694

Brazil—12.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/20 (BRL)	56,161,000	13,250,810
Brazil Notas do Tesouro Nacional 6.000%, 05/15/19 (BRL) (b)	589,000	571,266
6.000%, 08/15/22 (BRL) (b)	6,646,000	6,532,326
6.000%, 05/15/23 (BRL) (b)	845,000	832,943
6.000%, 08/15/24 (BRL) (b)	1,140,000	1,132,822
6.000%, 05/15/45 (BRL) (b)	6,400,000	6,719,895
10.000%, 01/01/19 (BRL)	6,700,000	2,211,756
10.000%, 01/01/21 (BRL)	31,015,000	10,220,119
10.000%, 01/01/23 (BRL)	46,095,000	15,139,379
10.000%, 01/01/25 (BRL)	262,368,000	84,249,149
10.000%, 01/01/27 (BRL)	72,694,000	23,626,849

		164,487,314

Colombia—4.0%
Colombian TES 6.000%, 04/28/28 (COP)	5,915,600,000	1,935,125
7.000%, 06/30/32 (COP)	6,997,000,000	2,439,541
7.500%, 08/26/26 (COP)	9,345,300,000	3,429,814
7.750%, 09/18/30 (COP)	107,913,100,000	40,565,135
10.000%, 07/24/24 (COP)	10,002,000,000	4,172,707

		52,542,322

Indonesia—4.4%
Indonesia Treasury Bonds 5.625%, 05/15/23 (IDR)	96,951,000,000	6,807,444
7.000%, 05/15/22 (IDR)	81,607,000,000	6,160,868
8.375%, 03/15/24 (IDR)	81,624,000,000	6,516,897
8.375%, 09/15/26 (IDR)	45,918,000,000	3,738,774
8.375%, 03/15/34 (IDR)	49,720,000,000	3,943,870
8.750%, 05/15/31 (IDR)	22,479,000,000	1,872,477
9.000%, 03/15/29 (IDR)	11,396,000,000	947,302
10.000%, 09/15/24 (IDR)	186,070,000,000	16,303,016
10.000%, 02/15/28 (IDR)	34,960,000,000	3,118,700
10.500%, 08/15/30 (IDR)	2,470,000,000	231,429
11.500%, 09/15/19 (IDR)	7,238,000,000	600,630
12.800%, 06/15/21 (IDR)	78,179,000,000	7,110,502
12.900%, 06/15/22 (IDR)	1,823,000,000	171,479

		57,523,388

Mexico—20.0%
Mexican Bonos 4.750%, 06/14/18 (MXN)	441,200,000	23,072,081
5.000%, 06/15/17 (MXN)	457,300,000	24,365,641
5.000%, 12/11/19 (MXN)	753,040,000	38,521,492

Mexico—(Continued)
Mexican Bonos 7.750%, 12/14/17 (MXN)	950,800,000	51,115,609
8.500%, 12/13/18 (MXN)	114,740,000	6,300,626
Mexican Udibonos 2.500%, 12/10/20 (MXN) (b)	14,073,189	733,890
3.500%, 12/14/17 (MXN) (b)	25,994,479	1,389,080
4.000%, 06/13/19 (MXN) (b)	17,827,566	971,771
Mexico Cetes 4.606%, 05/25/17 (MXN) (c)	7,099,762,000	37,545,719
4.841%, 04/27/17 (MXN) (c)	261,510,000	1,390,110
4.861%, 04/12/17 (MXN) (c)	2,983,167,000	15,899,867
4.881%, 07/06/17 (MXN) (c)	1,593,422,000	8,360,630
4.920%, 05/11/17 (MXN) (c)	691,988,000	3,668,981
4.934%, 07/20/17 (MXN) (c)	3,170,404,000	16,591,142
5.645%, 11/09/17 (MXN) (c)	2,598,976,000	13,318,290
5.662%, 09/14/17 (MXN) (c)	1,131,119,000	5,856,583
6.449%, 06/01/17 (MXN) (c)	412,772,000	2,179,999
6.451%, 08/17/17 (MXN) (c)	700,128,000	3,646,099
6.466%, 08/31/17 (MXN) (c)	1,134,200,000	5,888,832

		260,816,442

Peru—0.1%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	1,910,663

South Africa—0.9%
Republic of South Africa Government Bonds 6.250%, 03/31/36 (ZAR)	12,760,000	675,992
7.000%, 02/28/31 (ZAR)	8,915,000	546,514
8.000%, 01/31/30 (ZAR)	28,269,000	1,911,769
8.250%, 03/31/32 (ZAR)	19,748,000	1,333,954
8.500%, 01/31/37 (ZAR)	11,821,000	789,195
8.875%, 02/28/35 (ZAR)	84,892,000	5,949,163
10.500%, 12/21/26 (ZAR)	10,950,000	902,444

		12,109,031

South Korea—14.7%
Korea Treasury Bonds 1.375%, 09/10/21 (KRW)	103,381,400,000	90,722,240
1.500%, 06/10/19 (KRW)	17,308,600,000	15,436,430
1.750%, 12/10/18 (KRW)	6,400,500,000	5,739,966
2.000%, 03/10/21 (KRW)	46,936,060,000	42,318,337
2.750%, 09/10/19 (KRW)	1,504,000,000	1,379,860
4.250%, 06/10/21 (KRW)	37,648,400,000	36,949,365

		192,546,198

Ukraine—2.5%
Ukraine Government International Bonds Zero Coupon, 05/31/40 (144A) (a)	12,785,000	4,724,057
7.750%, 09/01/22 (144A)	5,389,000	5,174,787
7.750%, 09/01/23 (144A)	3,939,000	3,722,355
7.750%, 09/01/24 (144A)	3,356,000	3,137,860
7.750%, 09/01/25 (144A)	5,586,000	5,166,961
7.750%, 09/01/26 (144A)	5,996,000	5,504,868

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Ukraine—(Continued)
Ukraine Government International Bonds
7.750%, 09/01/27 (144A)	5,595,000	$5,133,412

		32,564,300

Total Foreign Government (Cost $818,283,271)		834,489,352

Short-Term Investments—27.4%

Discount Note—18.6%
Federal Home Loan Bank 0.240%, 04/03/17 (c)	242,595,000	242,595,000

Repurchase Agreement—8.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $115,091,640 on 04/03/17, collateralized by $116,650,000 U.S. Treasury Notes with rates ranging from 1.625% - 2.000%, due 07/31/20 with a value of $117,393,458.	115,090,777	115,090,777

Total Short-Term Investments (Cost $357,680,987)		357,685,777

Total Investments—91.2% (Cost $1,175,964,258) (d)		1,192,175,129
Other assets and liabilities (net)—8.8%		115,356,606

Net Assets—100.0%		$1,307,531,735

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents current yield to maturity.
(d)	As of March 31, 2017, the aggregate cost of investments was $1,175,964,258. The aggregate unrealized appreciation and depreciation of investments were $37,175,198 and $(20,964,327), respectively, resulting in net unrealized appreciation of $16,210,871.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $32,564,300, which is 2.5% of net assets.
(ARS)—	Argentine Peso
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PEN)—	Peruvian Nuevo Sol
(ZAR)—	South African Rand

Top Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Global Government Investment Grade	21.8%
Global Government High Yield	42.0%

63.8%

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	337,802,000	Deutsche Bank AG	04/03/17	USD	525,885	$(13,966)
CLP	46,326,000	JPMorgan Chase Bank N.A.	04/03/17	USD	71,265	(1,061)
CLP	1,091,705,000	Morgan Stanley & Co.	04/03/17	USD	1,682,652	(28,241)
CLP	740,841,250	Morgan Stanley & Co.	04/07/17	USD	1,152,576	(30,048)
CLP	687,600,000	JPMorgan Chase Bank N.A.	04/10/17	USD	1,025,733	15,965
CLP	196,585,000	Deutsche Bank AG	04/17/17	USD	293,192	4,524
CLP	93,075,000	Deutsche Bank AG	04/18/17	USD	137,532	3,417
CLP	113,400,000	Goldman Sachs & Co.	04/18/17	USD	169,545	2,184
CLP	4,881,841,000	Deutsche Bank AG	04/20/17	USD	7,360,484	31,638
CLP	5,003,232,000	Deutsche Bank AG	04/24/17	USD	7,580,654	(6,257)
CLP	740,841,250	Morgan Stanley & Co.	04/26/17	USD	1,125,471	(4,024)
CLP	225,201,000	Deutsche Bank AG	04/28/17	USD	342,131	(1,268)
CLP	282,698,500	Morgan Stanley & Co.	05/02/17	USD	434,988	(7,184)
CLP	67,982,000	Deutsche Bank AG	05/08/17	USD	105,333	(2,485)
CLP	101,783,000	Deutsche Bank AG	05/09/17	USD	158,073	(4,094)
CLP	296,547,000	Deutsche Bank AG	05/15/17	USD	455,246	(6,739)
CLP	986,595,000	Morgan Stanley & Co.	05/15/17	USD	1,523,934	(31,778)
CLP	122,316,084	JPMorgan Chase Bank N.A.	05/17/17	USD	189,461	(4,482)
CLP	196,584,000	Deutsche Bank AG	05/18/17	USD	304,357	(7,075)

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	123,783,916	JPMorgan Chase Bank N.A.	05/22/17	USD	192,480	$(5,321)
CLP	46,749,000	Citibank N.A.	05/24/17	USD	72,516	(1,838)
CLP	91,925,000	Deutsche Bank AG	05/30/17	USD	141,980	(3,038)
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	05/30/17	USD	14,476,848	(399,492)
CLP	210,294,000	Deutsche Bank AG	05/31/17	USD	325,608	(7,768)
CLP	96,622,000	Deutsche Bank AG	06/13/17	USD	145,067	882
CLP	46,326,000	JPMorgan Chase Bank N.A.	06/30/17	USD	69,454	466
CLP	337,802,000	Deutsche Bank AG	07/03/17	USD	506,154	3,626
IDR	133,413,773,145	JPMorgan Chase Bank N.A.	09/18/17	USD	9,738,232	89,348
IDR	894,320,000,000	JPMorgan Chase Bank N.A.	09/18/17	USD	65,269,304	608,463
INR	180,421,484	Deutsche Bank AG	04/27/17	USD	2,619,474	150,156
INR	228,261,000	HSBC Bank plc	04/28/17	USD	3,312,485	191,027
INR	110,978,417	Deutsche Bank AG	05/08/17	USD	1,636,468	64,578
INR	69,899,500	HSBC Bank plc	05/08/17	USD	1,022,520	48,880
INR	4,128,565,000	HSBC Bank plc	05/16/17	USD	61,101,557	2,114,551
INR	14,658,000	JPMorgan Chase Bank N.A.	05/22/17	USD	217,027	7,241
MYR	21,469,000	HSBC Bank plc	04/04/17	USD	5,195,160	(343,957)

Contracts to Deliver
AUD	40,188,000	JPMorgan Chase Bank N.A.	05/15/17	USD	30,747,236	66,173
AUD	5,331,000	Citibank N.A.	05/22/17	USD	4,078,855	9,478
AUD	13,314,000	Citibank N.A.	06/13/17	USD	10,097,471	(61,542)
AUD	13,227,000	Citibank N.A.	06/13/17	USD	10,031,225	(61,404)
AUD	20,044,000	JPMorgan Chase Bank N.A.	06/13/17	USD	15,061,062	(233,159)
AUD	19,754,000	JPMorgan Chase Bank N.A.	06/13/17	USD	14,970,569	(102,372)
AUD	190,000	Citibank N.A.	06/16/17	USD	143,057	(1,911)
AUD	960,000	JPMorgan Chase Bank N.A.	06/16/17	USD	724,109	(8,360)
AUD	383,100	Citibank N.A.	06/19/17	USD	289,018	(3,266)
AUD	29,844,000	JPMorgan Chase Bank N.A.	06/20/17	USD	22,930,339	161,466
CLP	337,802,000	Deutsche Bank AG	04/03/17	USD	508,355	(3,563)
CLP	46,326,000	JPMorgan Chase Bank N.A.	04/03/17	USD	69,747	(457)
CLP	1,091,705,000	Morgan Stanley & Co.	04/03/17	USD	1,647,459	(6,953)
EUR	3,488,374	Bank of America N.A.	04/10/17	USD	3,702,874	(19,479)
EUR	5,009,000	HSBC Bank plc	04/10/17	USD	5,310,341	(34,633)
EUR	714,000	HSBC Bank plc	04/10/17	USD	756,954	(4,937)
EUR	3,672,600	JPMorgan Chase Bank N.A.	04/10/17	USD	3,891,322	(27,615)
EUR	263,000	Standard Chartered Bank	04/11/17	USD	279,159	(1,494)
EUR	1,079,000	JPMorgan Chase Bank N.A.	04/12/17	USD	1,147,096	(4,379)
EUR	8,953,000	Standard Chartered Bank	04/12/17	USD	9,511,443	(42,916)
EUR	16,311,000	JPMorgan Chase Bank N.A.	04/13/17	USD	17,222,801	(184,577)
EUR	2,440,000	Goldman Sachs & Co.	04/18/17	USD	2,601,138	(3,466)
EUR	826,000	JPMorgan Chase Bank N.A.	04/18/17	USD	879,905	(1,818)
EUR	336,460	UBS AG, Stamford	04/18/17	USD	356,604	(2,554)
EUR	12,208,000	JPMorgan Chase Bank N.A.	04/19/17	USD	13,125,187	93,036
EUR	2,341,000	Barclays Bank plc	04/21/17	USD	2,521,365	22,098
EUR	3,566,100	Deutsche Bank AG	04/24/17	USD	3,824,428	16,716
EUR	2,313,904	Barclays Bank plc	04/27/17	USD	2,492,368	21,353
EUR	868,325	Barclays Bank plc	04/27/17	USD	937,626	10,343
EUR	18,927,100	Bank of America N.A.	04/28/17	USD	20,355,528	142,381
EUR	4,190,725	Citibank N.A.	04/28/17	USD	4,514,584	39,110
EUR	97,042,524	Deutsche Bank AG	04/28/17	USD	104,314,406	678,094
EUR	5,318,000	Goldman Sachs & Co.	05/02/17	USD	5,687,707	7,327
EUR	1,620,000	HSBC Bank plc	05/02/17	USD	1,733,614	3,223
EUR	4,170,000	Bank of America N.A.	05/03/17	USD	4,499,096	44,740
EUR	3,073,000	Barclays Bank plc	05/08/17	USD	3,308,330	25,019
EUR	649,410	Citibank N.A.	05/08/17	USD	699,220	5,365

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	20,579,043	Deutsche Bank AG	05/08/17	USD	22,355,426	$367,988
EUR	708,000	Deutsche Bank AG	05/09/17	USD	758,912	2,423
EUR	6,590,000	Goldman Sachs & Co.	05/09/17	USD	7,062,503	21,168
EUR	10,800,000	Goldman Sachs & Co.	05/10/17	USD	11,591,100	50,894
EUR	419,000	HSBC Bank plc	05/10/17	USD	449,714	1,997
EUR	16,125,000	Bank of America N.A.	05/15/17	USD	17,268,424	34,252
EUR	3,548,416	Bank of America N.A.	05/15/17	USD	3,789,034	(3,463)
EUR	20,376,830	Citibank N.A.	05/15/17	USD	21,861,486	83,019
EUR	23,589,649	Deutsche Bank AG	05/15/17	USD	25,158,738	(53,545)
EUR	900,000	Goldman Sachs & Co.	05/15/17	USD	965,880	3,973
EUR	3,821,000	HSBC Bank plc	05/15/17	USD	4,099,417	15,587
EUR	413,121	JPMorgan Chase Bank N.A.	05/15/17	USD	441,153	(385)
EUR	19,463,000	Standard Chartered Bank	05/15/17	USD	20,776,850	(24,929)
EUR	309,733	Deutsche Bank AG	05/16/17	USD	329,929	(1,125)
EUR	1,631,000	Goldman Sachs & Co.	05/16/17	USD	1,738,173	(5,098)
EUR	830,000	JPMorgan Chase Bank N.A.	05/16/17	USD	882,809	(4,325)
EUR	446,000	Standard Chartered Bank	05/16/17	USD	475,086	(1,615)
EUR	315,257	Bank of America N.A.	05/17/17	USD	334,844	(2,130)
EUR	7,408,999	Goldman Sachs & Co.	05/17/17	USD	7,843,981	(75,388)
EUR	1,313,000	Deutsche Bank AG	05/22/17	USD	1,401,431	(2,342)
EUR	86,267	Deutsche Bank AG	05/22/17	USD	92,384	153
EUR	3,696,678	HSBC Bank plc	05/22/17	USD	3,961,194	8,951
EUR	274,083	JPMorgan Chase Bank N.A.	05/22/17	USD	293,098	66
EUR	989,372	Bank of America N.A.	05/23/17	USD	1,046,904	(10,916)
EUR	1,287,000	Deutsche Bank AG	05/23/17	USD	1,361,389	(14,650)
EUR	12,323,000	JPMorgan Chase Bank N.A.	05/23/17	USD	13,048,886	(126,659)
EUR	281,896	UBS AG, Stamford	05/23/17	USD	298,270	(3,129)
EUR	1,115,456	Bank of America N.A.	05/30/17	USD	1,184,358	(8,657)
EUR	1,154,000	Goldman Sachs & Co.	05/30/17	USD	1,226,633	(7,606)
EUR	1,120,359	Bank of America N.A.	05/31/17	USD	1,190,292	(8,023)
EUR	1,673,320	Deutsche Bank AG	05/31/17	USD	1,779,810	(9,941)
EUR	5,010,000	Standard Chartered Bank	05/31/17	USD	5,327,634	(30,967)
EUR	9,359,372	UBS AG, Stamford	06/06/17	USD	9,883,637	(129,827)
EUR	8,039,372	UBS AG, Stamford	06/07/17	USD	8,516,548	(85,121)
EUR	3,488,374	Bank of America N.A.	06/08/17	USD	3,712,763	(19,795)
EUR	2,021,800	Deutsche Bank AG	06/13/17	USD	2,142,091	(21,806)
EUR	4,296,000	Morgan Stanley & Co.	06/14/17	USD	4,592,510	(5,667)
EUR	1,529,000	Bank of America N.A.	06/15/17	USD	1,638,599	1,963
EUR	1,565,000	JPMorgan Chase Bank N.A.	06/15/17	USD	1,677,523	2,354
EUR	4,966,000	Morgan Stanley & Co.	06/16/17	USD	5,304,532	(11,335)
EUR	4,520,000	UBS AG, Stamford	06/19/17	USD	4,823,631	(15,583)
EUR	13,037,000	UBS AG, Stamford	06/20/17	USD	14,060,274	101,830
EUR	4,635,008	Barclays Bank plc	06/30/17	USD	4,991,635	26,401
JPY	133,330,000	Standard Chartered Bank	04/12/17	USD	1,157,087	(40,837)
JPY	100,800,000	Citibank N.A.	04/13/17	USD	947,368	41,682
JPY	177,260,000	Bank of America N.A.	04/18/17	USD	1,648,266	55,295
JPY	104,580,000	JPMorgan Chase Bank N.A.	04/20/17	USD	976,776	36,885
JPY	55,370,000	JPMorgan Chase Bank N.A.	04/20/17	USD	535,579	37,952
JPY	733,680,000	JPMorgan Chase Bank N.A.	04/21/17	USD	6,803,318	209,276
JPY	698,590,000	Barclays Bank plc	04/24/17	USD	6,774,965	495,606
JPY	8,128,806,420	Goldman Sachs & Co.	05/15/17	USD	78,459,596	5,336,132
JPY	157,477,000	HSBC Bank plc	05/15/17	USD	1,520,195	103,595
JPY	791,049,590	Morgan Stanley & Co.	05/15/17	USD	7,395,648	279,685
JPY	796,134,720	Citibank N.A.	05/16/17	USD	7,414,181	252,207
JPY	119,300,000	Morgan Stanley & Co.	05/16/17	USD	1,109,644	36,429
JPY	93,849,000	Standard Chartered Bank	05/16/17	USD	874,152	29,893
JPY	8,630,050	Bank of America N.A.	05/18/17	USD	80,489	2,848

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	805,169,000	Citibank N.A.	05/18/17	USD	7,433,587	$189,802
JPY	8,617,300	Citibank N.A.	05/18/17	USD	80,331	2,805
JPY	8,604,125	Bank of America N.A.	05/19/17	USD	79,927	2,516
JPY	8,634,400	HSBC Bank plc	05/19/17	USD	80,208	2,525
JPY	8,627,500	Bank of America N.A.	05/22/17	USD	79,843	2,214
JPY	275,190,000	JPMorgan Chase Bank N.A.	05/22/17	USD	2,554,892	78,748
JPY	427,709,000	Bank of America N.A.	05/25/17	USD	3,889,254	40,322
JPY	79,941,000	HSBC Bank plc	05/25/17	USD	729,322	9,937
JPY	462,800,000	Citibank N.A.	06/08/17	USD	4,384,070	217,049
JPY	693,100,000	HSBC Bank plc	06/09/17	USD	6,133,628	(107,298)
JPY	635,480,000	HSBC Bank plc	06/13/17	USD	5,576,832	(146,359)
JPY	119,465,000	Citibank N.A.	06/16/17	USD	1,145,848	69,781
JPY	930,530,000	HSBC Bank plc	06/16/17	USD	8,162,544	(219,099)
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/16/17	USD	2,380,553	144,019
JPY	929,100,000	Deutsche Bank AG	06/19/17	USD	8,896,272	526,307
JPY	599,020,000	Citibank N.A.	06/20/17	USD	5,836,268	439,630
JPY	930,710,000	Deutsche Bank AG	06/22/17	USD	9,043,043	657,368
JPY	811,652,000	Barclays Bank plc	06/30/17	USD	8,048,430	732,661
JPY	596,690,000	Barclays Bank plc	07/11/17	USD	5,174,368	(206,675)
JPY	296,207,000	Deutsche Bank AG	07/11/17	USD	2,562,344	(108,897)
JPY	174,225,000	Goldman Sachs & Co.	07/11/17	USD	1,509,003	(62,185)
JPY	554,560,000	Barclays Bank plc	07/13/17	USD	4,831,230	(170,352)
JPY	44,450,000	Citibank N.A.	07/13/17	USD	385,861	(15,034)
JPY	183,890,000	HSBC Bank plc	07/13/17	USD	1,597,044	(61,462)
JPY	360,500,000	JPMorgan Chase Bank N.A.	07/14/17	USD	3,523,260	271,753
JPY	248,150,000	Standard Chartered Bank	07/20/17	USD	2,205,582	(33,229)
JPY	105,570,000	Deutsche Bank AG	07/24/17	USD	924,018	(28,615)
JPY	353,334,000	Citibank N.A.	07/25/17	USD	3,384,101	195,564
JPY	544,000,000	JPMorgan Chase Bank N.A.	07/25/17	USD	4,841,602	(67,532)
JPY	359,980,000	Goldman Sachs & Co.	07/27/17	USD	3,202,541	(46,279)
JPY	189,600,000	JPMorgan Chase Bank N.A.	07/27/17	USD	1,687,959	(23,181)
JPY	411,460,000	Barclays Bank plc	07/31/17	USD	3,961,508	247,377
JPY	342,205,982	Deutsche Bank AG	07/31/17	USD	3,296,338	207,343
JPY	443,025,359	HSBC Bank plc	07/31/17	USD	3,884,484	(114,579)
JPY	108,840,000	Citibank N.A.	08/14/17	USD	967,166	(15,955)
JPY	105,370,000	Barclays Bank plc	08/15/17	USD	1,059,373	107,551
JPY	290,134,020	Goldman Sachs & Co.	08/16/17	USD	2,580,368	(40,577)
JPY	470,663,000	JPMorgan Chase Bank N.A.	08/16/17	USD	4,184,731	(67,035)
JPY	338,124,000	Deutsche Bank AG	08/18/17	USD	3,423,694	368,937
JPY	639,006,000	HSBC Bank plc	08/22/17	USD	6,480,791	706,642
JPY	457,974,000	JPMorgan Chase Bank N.A.	08/22/17	USD	4,645,073	506,754
JPY	151,705,000	Barclays Bank plc	08/24/17	USD	1,535,919	164,960
JPY	149,920,000	Deutsche Bank AG	08/24/17	USD	1,520,055	165,228
JPY	54,700,000	Barclays Bank plc	08/28/17	USD	489,158	(5,260)
JPY	446,759,000	JPMorgan Chase Bank N.A.	08/28/17	USD	4,522,196	484,067
JPY	256,658,000	Deutsche Bank AG	08/30/17	USD	2,604,568	284,488
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/30/17	USD	2,471,308	265,498
JPY	468,190,000	Barclays Bank plc	08/31/17	USD	4,204,745	(27,695)
JPY	36,614,000	Deutsche Bank AG	09/01/17	USD	329,292	(1,714)
JPY	488,094,000	HSBC Bank plc	09/01/17	USD	4,847,011	434,428
JPY	578,374,700	Barclays Bank plc	09/11/17	USD	5,115,124	(116,121)
JPY	210,400,000	Deutsche Bank AG	09/13/17	USD	1,850,253	(52,940)
JPY	109,701,956	Citibank N.A.	09/19/17	USD	1,085,164	92,562
JPY	493,277,635	Barclays Bank plc	09/21/17	USD	4,408,851	(54,836)
JPY	250,376,450	Barclays Bank plc	09/25/17	USD	2,271,782	5,685
JPY	200,950,000	Morgan Stanley & Co.	09/25/17	USD	1,801,337	(17,412)
JPY	66,105,000	JPMorgan Chase Bank N.A.	09/29/17	USD	599,956	1,542

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	94,232,353	Citibank N.A.	11/09/17	USD	918,211	$63,286
JPY	229,154,000	Citibank N.A.	11/14/17	USD	2,233,949	154,374
JPY	108,840,000	Citibank N.A.	11/14/17	USD	971,916	(15,808)
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/14/17	USD	903,961	63,915
JPY	655,568,000	JPMorgan Chase Bank N.A.	11/16/17	USD	5,854,279	(95,662)
JPY	306,357,000	Deutsche Bank AG	11/21/17	USD	2,855,836	74,574
JPY	350,622,000	Standard Chartered Bank	11/27/17	USD	3,218,340	34,168
JPY	895,640,000	Citibank N.A.	12/12/17	USD	7,998,178	(142,277)
JPY	588,770,000	JPMorgan Chase Bank N.A.	12/13/17	USD	5,218,621	(132,993)
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/22/18	USD	497,793	(6,625)
JPY	2,961,408,150	Deutsche Bank AG	01/30/18	USD	26,410,489	(580,292)
JPY	408,503,000	Citibank N.A.	02/13/18	USD	3,721,360	(4,823)
JPY	109,790,000	Citibank N.A.	02/14/18	USD	985,835	(15,678)
JPY	105,370,000	Deutsche Bank AG	02/16/18	USD	946,678	(14,627)
JPY	164,870,000	HSBC Bank plc	02/16/18	USD	1,481,312	(22,820)
JPY	653,133,000	JPMorgan Chase Bank N.A.	02/16/18	USD	5,854,282	(104,341)
JPY	445,120,000	HSBC Bank plc	02/27/18	USD	4,026,413	(37,066)
JPY	150,260,000	JPMorgan Chase Bank N.A.	02/28/18	USD	1,363,162	(8,634)
JPY	338,400,000	JPMorgan Chase Bank N.A.	03/05/18	USD	3,033,658	(56,653)
JPY	159,900,000	HSBC Bank plc	03/06/18	USD	1,424,753	(35,559)
JPY	160,844,000	Deutsche Bank AG	03/22/18	USD	1,455,944	(14,351)
JPY	465,903,000	Citibank N.A.	03/23/18	USD	4,214,505	(44,621)
JPY	109,471,259	JPMorgan Chase Bank N.A.	03/26/18	USD	1,003,895	2,972
KRW	19,207,000,000	HSBC Bank plc	04/18/17	USD	16,900,132	(278,431)
KRW	18,617,000,000	HSBC Bank plc	04/25/17	USD	16,332,851	(319,517)
KRW	5,187,000,000	HSBC Bank plc	04/26/17	USD	4,526,376	(113,306)
KRW	6,255,000,000	HSBC Bank plc	05/02/17	USD	5,462,167	(133,253)
KRW	8,216,000,000	Citibank N.A.	05/15/17	USD	7,171,162	(179,453)
KRW	5,503,000,000	Citibank N.A.	05/16/17	USD	4,786,050	(137,371)
KRW	15,389,000,000	HSBC Bank plc	05/17/17	USD	13,158,052	(610,305)
KRW	8,488,000,000	HSBC Bank plc	05/18/17	USD	7,252,841	(341,347)
KRW	7,690,000,000	Deutsche Bank AG	05/22/17	USD	6,549,307	(331,182)
KRW	14,004,000,000	HSBC Bank plc	05/25/17	USD	11,909,176	(621,019)
KRW	16,897,000,000	HSBC Bank plc	06/02/17	USD	14,460,419	(659,495)
KRW	6,146,000,000	Citibank N.A.	06/15/17	USD	5,304,678	(195,755)
KRW	7,689,000,000	Deutsche Bank AG	06/20/17	USD	6,586,431	(295,337)
KRW	72,000,000,000	Goldman Sachs & Co.	08/09/17	USD	63,191,153	(1,298,382)
KRW	13,933,000,000	Citibank N.A.	08/21/17	USD	12,210,148	(271,925)
KRW	17,622,000,000	Goldman Sachs & Co.	09/07/17	USD	15,566,450	(224,861)
KRW	8,193,000,000	Citibank N.A.	09/20/17	USD	7,154,065	(189,357)
KRW	11,175,000,000	HSBC Bank plc	09/20/17	USD	9,749,607	(266,594)
KRW	14,010,000,000	HSBC Bank plc	09/27/17	USD	12,517,870	(40,794)
KRW	13,944,000,000	HSBC Bank plc	09/27/17	USD	12,458,899	(40,602)
MYR	21,469,000	HSBC Bank plc	04/04/17	USD	4,851,532	329
ZAR	68,491,975	HSBC Bank plc	09/15/17	USD	5,033,954	70,071

Cross Currency Contracts to Buy
IDR	58,860,000,000	JPMorgan Chase Bank N.A.	04/19/17	AUD	5,811,038	(28,325)
MYR	93,336,950	JPMorgan Chase Bank N.A.	04/07/17	JPY	2,292,386,293	495,164

Net Unrealized Appreciation						$8,742,691

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	0.926%	10/17/17	USD	74,980,000	$133,105
Receive	3M LIBOR	1.817%	02/03/25	USD	8,640,000	290,313
Receive	3M LIBOR	1.914%	01/22/25	USD	35,110,000	920,514
Receive	3M LIBOR	1.937%	01/29/25	USD	6,480,000	159,368
Receive	3M LIBOR	1.942%	01/30/25	USD	5,480,000	133,206
Receive	3M LIBOR	1.970%	01/23/25	USD	43,890,000	975,087
Receive	3M LIBOR	1.973%	01/27/25	USD	25,900,000	570,611
Receive	3M LIBOR	2.378%	11/18/46	USD	24,800,000	1,477,926
Receive	3M LIBOR	2.731%	07/07/24	USD	14,050,000	(468,063)
Receive	3M LIBOR	2.794%	03/13/47	USD	24,900,000	(761,850)
Receive	3M LIBOR	3.018%	08/22/23	USD	26,870,000	(1,581,216)
Receive	3M LIBOR	3.848%	08/20/43	USD	15,360,000	(3,676,872)

Net Unrealized Depreciation						$(1,827,871)

Cash in the amount of $4,880,000 and securities in the amount of $1,532,313 have been deposited in segregated accounts held by the counterparties as collateral for swap contracts.

(AUD)—	Australian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MYR)—	Malaysian Ringgit
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$834,489,352	$—	$834,489,352
Total Short-Term Investments*	—	357,685,777	—	357,685,777
Total Investments	$—	$1,192,175,129	$—	$1,192,175,129

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$20,908,287	$—	$20,908,287
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(12,165,596)	—	(12,165,596)
Total Forward Contracts	$—	$8,742,691	$—	$8,742,691
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,660,130	$—	$4,660,130
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,488,001)	—	(6,488,001)
Total Centrally Cleared Swap Contracts	$—	$(1,827,871)	$—	$(1,827,871)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Boeing Co. (The)	79,775	$14,109,007
General Dynamics Corp.	57,155	10,699,416
Lockheed Martin Corp.	88,932	23,798,203
United Technologies Corp.	237,753	26,678,264

		75,284,890

Air Freight & Logistics—0.5%
FedEx Corp.	46,673	9,108,236
XPO Logistics, Inc. (a) (b)	82,871	3,968,692

		13,076,928

Airlines—0.2%
American Airlines Group, Inc. (b)	103,969	4,397,889
United Continental Holdings, Inc. (a)	23,339	1,648,667

		6,046,556

Banks—4.2%
Bank of America Corp.	2,588,767	61,069,014
Huntington Bancshares, Inc.	901,865	12,075,972
PNC Financial Services Group, Inc. (The)	235,928	28,367,983

		101,512,969

Beverages—4.0%
Anheuser-Busch InBev S.A. (ADR) (b)	52,897	5,805,975
Constellation Brands, Inc. - Class A	92,791	15,038,637
Dr Pepper Snapple Group, Inc.	53,074	5,197,006
Molson Coors Brewing Co. - Class B	142,327	13,622,117
Monster Beverage Corp. (a) (b)	503,168	23,231,266
PepsiCo, Inc.	303,467	33,945,819

		96,840,820

Biotechnology—1.4%
Aduro Biotech, Inc. (a) (b)	118,269	1,271,392
Aimmune Therapeutics, Inc. (a) (b)	74,243	1,613,300
Alnylam Pharmaceuticals, Inc. (a) (b)	12,520	641,650
Biogen, Inc. (a)	2,873	785,536
Bluebird Bio, Inc. (a) (b)	14,131	1,284,508
Calithera Biosciences, Inc. (a) (b)	28,900	333,795
Celgene Corp. (a)	80,781	10,051,580
GlycoMimetics, Inc. (a) (b)	108,511	589,215
Incyte Corp. (a) (b)	26,640	3,560,969
Ironwood Pharmaceuticals, Inc. (a) (b)	147,969	2,524,351
Jounce Therapeutics, Inc. (a)	4,500	98,955
Karyopharm Therapeutics, Inc. (a) (b)	112,522	1,444,782
Loxo Oncology, Inc. (a)	33,200	1,397,056
Otonomy, Inc. (a)	102,536	1,256,066
Ra Pharmaceuticals, Inc. (a)	54,554	1,161,455
Regeneron Pharmaceuticals, Inc. (a) (b)	3,818	1,479,513
Syndax Pharmaceuticals, Inc. (a)	104,000	1,426,880
TESARO, Inc. (a) (b)	21,568	3,318,668
Trevena, Inc. (a)	188,677	692,444

		34,932,115

Capital Markets—1.5%
Evercore Partners, Inc. - Class A	36,507	2,843,895
Financial Engines, Inc. (b)	62,724	2,731,630
Intercontinental Exchange, Inc.	107,205	6,418,363
Investment Technology Group, Inc. (b)	70,827	1,434,247
Legg Mason, Inc. (b)	79,161	2,858,504
Morgan Stanley	157,158	6,732,649
Northern Trust Corp. (b)	90,908	7,870,815
TD Ameritrade Holding Corp. (b)	133,185	5,175,569
WisdomTree Investments, Inc. (b)	146,350	1,328,858

		37,394,530

Chemicals—2.1%
Cabot Corp.	57,457	3,442,249
Celanese Corp. - Series A	97,146	8,728,568
Dow Chemical Co. (The)	253,599	16,113,681
Monsanto Co.	47,180	5,340,776
PPG Industries, Inc.	129,766	13,635,811
Westlake Chemical Corp. (b)	41,520	2,742,396

		50,003,481

Commercial Services & Supplies—0.7%
Waste Management, Inc.	233,219	17,006,329

Communications Equipment—1.5%
Arista Networks, Inc. (a) (b)	168,825	22,330,483
Cisco Systems, Inc.	455,535	15,397,083

		37,727,566

Construction Materials—0.6%
CRH plc (ADR)	69,203	2,433,870
Martin Marietta Materials, Inc. (b)	27,246	5,946,439
Vulcan Materials Co.	47,956	5,777,739

		14,158,048

Consumer Finance—3.1%
American Express Co.	342,444	27,090,745
Capital One Financial Corp.	369,752	32,042,708
Santander Consumer USA Holdings, Inc. (a) (b)	1,149,052	15,305,373

		74,438,826

Containers & Packaging—1.1%
Ardagh Group S.A. (a)	103,100	2,264,076
Ball Corp.	157,003	11,659,042
International Paper Co.	178,069	9,042,344
Owens-Illinois, Inc. (a) (b)	135,060	2,752,523

		25,717,985

Electric Utilities—3.1%
Avangrid, Inc.	253,125	10,818,562
Edison International	110,167	8,770,395
Eversource Energy (b)	96,878	5,694,489
Exelon Corp.	224,840	8,089,743
NextEra Energy, Inc.	184,458	23,678,873
PG&E Corp.	196,755	13,056,662

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Pinnacle West Capital Corp.	49,910	$4,161,496

		74,270,220

Electrical Equipment—0.9%
AMETEK, Inc. (b)	201,735	10,909,829
Eaton Corp. plc	162,567	12,054,343

		22,964,172

Energy Equipment & Services—0.7%
Baker Hughes, Inc.	235,414	14,082,466
Helix Energy Solutions Group, Inc. (a)	190,442	1,479,734
Tesco Corp. (a)	220,920	1,778,406

		17,340,606

Equity Real Estate Investment Trusts—3.9%
Alexandria Real Estate Equities, Inc. (b)	92,501	10,223,211
American Tower Corp.	222,889	27,089,929
Apartment Investment & Management Co. - Class A	226,456	10,043,324
Crown Castle International Corp. (b)	133,155	12,576,490
Equinix, Inc.	22,008	8,811,343
Invitation Homes, Inc. (a)	299,100	6,529,353
Outfront Media, Inc.	172,210	4,572,175
Park Hotels & Resorts, Inc.	127,833	3,281,473
Prologis, Inc.	103,401	5,364,444
Simon Property Group, Inc.	40,338	6,939,346

		95,431,088

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	134,878	22,617,692
Walgreens Boots Alliance, Inc.	133,889	11,119,481

		33,737,173

Food Products—1.1%
Hostess Brands, Inc. (a)	627,150	9,952,870
Post Holdings, Inc. (a) (b)	187,082	16,373,417

		26,326,287

Gas Utilities—0.2%
UGI Corp. (b)	120,540	5,954,676

Health Care Equipment & Supplies—5.5%
Abbott Laboratories	253,161	11,242,880
Baxter International, Inc.	207,057	10,737,976
Becton Dickinson & Co.	62,117	11,394,742
Boston Scientific Corp. (a)	718,877	17,878,471
ConforMIS, Inc. (a) (b)	140,400	732,888
Danaher Corp.	294,933	25,225,620
Medtronic plc	496,895	40,029,861
Stryker Corp.	118,583	15,611,452

		132,853,890

Health Care Providers & Services—3.6%
Cardinal Health, Inc.	82,830	6,754,787

Health Care Providers & Services—(Continued)
Cigna Corp.	85,242	12,487,101
HCA Holdings, Inc. (a)	159,201	14,167,297
McKesson Corp.	140,375	20,811,997
UnitedHealth Group, Inc.	205,009	33,623,526

		87,844,708

Hotels, Restaurants & Leisure—0.2%
Hilton Worldwide Holdings, Inc. (b)	84,932	4,965,125
Wingstop, Inc. (b)	5,500	155,540

		5,120,665

Household Durables—0.4%
Mohawk Industries, Inc. (a)	43,526	9,988,782

Industrial Conglomerates—0.3%
General Electric Co.	244,760	7,293,848

Insurance—5.6%
Allstate Corp. (The)	100,610	8,198,709
American International Group, Inc.	420,341	26,241,889
Assured Guaranty, Ltd.	404,685	15,017,860
Athene Holding, Ltd. - Class A (a)	155,400	7,768,446
Chubb, Ltd.	53,240	7,253,950
Hartford Financial Services Group, Inc. (The)	195,186	9,382,591
Manulife Financial Corp.	575,108	10,202,416
Marsh & McLennan Cos., Inc.	300,859	22,230,471
Prudential Financial, Inc.	142,662	15,219,182
XL Group, Ltd.	383,380	15,281,527

		136,797,041

Internet & Direct Marketing Retail—4.5%
Amazon.com, Inc. (a)	58,207	51,602,834
Expedia, Inc.	96,652	12,194,583
Netflix, Inc. (a)	110,279	16,300,339
Priceline Group, Inc. (The) (a)	11,509	20,485,674
Wayfair, Inc. - Class A (a) (b)	221,894	8,984,488

		109,567,918

Internet Software & Services—3.6%
Akamai Technologies, Inc. (a) (b)	36,497	2,178,871
Alphabet, Inc. - Class A (a)	39,632	33,600,010
Blucora, Inc. (a) (b)	174,206	3,013,764
eBay, Inc. (a)	357,356	11,996,441
Envestnet, Inc. (a) (b)	37,960	1,226,108
Facebook, Inc. - Class A (a)	254,969	36,218,346

		88,233,540

IT Services—3.9%
Accenture plc - Class A	47,821	5,732,781
Alliance Data Systems Corp. (b)	34,488	8,587,512
Automatic Data Processing, Inc.	49,927	5,112,026
Cognizant Technology Solutions Corp. - Class A (a)	41,604	2,476,270
FleetCor Technologies, Inc. (a)	33,542	5,079,265
Genpact, Ltd. (b)	230,462	5,706,239

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Global Payments, Inc.	210,552	$16,987,335
PayPal Holdings, Inc. (a)	241,261	10,379,048
Total System Services, Inc.	32,536	1,739,375
Visa, Inc. - Class A	340,764	30,283,697
WEX, Inc. (a)	38,109	3,944,282

		96,027,830

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.	64,541	9,913,498

Machinery—1.8%
AGCO Corp. (b)	29,308	1,763,756
Fortive Corp.	172,581	10,392,828
Illinois Tool Works, Inc. (b)	156,654	20,751,955
Pentair plc	182,518	11,458,480

		44,367,019

Marine—0.0%
Kirby Corp. (a) (b)	7,900	557,345

Media—3.5%
Charter Communications, Inc. - Class A (a)	78,150	25,580,058
Comcast Corp. - Class A	804,065	30,224,803
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	156,332	5,338,738
Twenty-First Century Fox, Inc. - Class A	397,654	12,880,013
Viacom, Inc. - Class B	235,432	10,975,840

		84,999,452

Metals & Mining—0.3%
Freeport-McMoRan, Inc. (a)	127,835	1,707,876
Reliance Steel & Aluminum Co.	16,810	1,345,136
Steel Dynamics, Inc.	106,565	3,704,199

		6,757,211

Multi-Utilities—1.1%
Dominion Resources, Inc. (b)	163,872	12,711,551
Sempra Energy	116,574	12,881,427

		25,592,978

Oil, Gas & Consumable Fuels—5.0%
Antero Resources Corp. (a)	190,293	4,340,583
Callon Petroleum Co. (a)	124,705	1,641,118
Chevron Corp.	48,067	5,160,954
Cobalt International Energy, Inc. (a) (b)	1,970,981	1,051,321
Diamondback Energy, Inc. (a) (b)	64,880	6,729,029
Enbridge, Inc.	57,409	2,401,993
Extraction Oil & Gas, Inc. (a) (b)	489,832	9,086,384
Exxon Mobil Corp.	36,297	2,976,717
Kinder Morgan, Inc.	563,374	12,247,751
Newfield Exploration Co. (a)	702,471	25,928,205
ONEOK, Inc.	52,953	2,935,714
Parsley Energy, Inc. - Class A (a)	163,620	5,319,286
PDC Energy, Inc. (a) (b)	85,248	5,315,213
Pioneer Natural Resources Co.	101,563	18,914,077

Oil, Gas & Consumable Fuels—(Continued)
QEP Resources, Inc. (a)	627,113	7,970,606
Rice Energy, Inc. (a)	187,006	4,432,042
TransCanada Corp.	106,318	4,906,576

		121,357,569

Paper & Forest Products—0.1%
Boise Cascade Co. (a)	118,350	3,159,945

Personal Products—1.7%
Coty, Inc. - Class A (b)	993,187	18,006,480
Estee Lauder Cos., Inc. (The) - Class A	214,981	18,228,239
Herbalife, Ltd. (a) (b)	107,612	6,256,562

		42,491,281

Pharmaceuticals—4.3%
Aerie Pharmaceuticals, Inc. (a)	42,337	1,919,983
Allergan plc	83,893	20,043,716
AstraZeneca plc (ADR) (b)	299,296	9,320,077
Bristol-Myers Squibb Co.	407,115	22,138,914
Eli Lilly & Co.	228,895	19,252,358
Johnson & Johnson	154,709	19,269,006
Mylan NV (a)	234,148	9,129,430
MyoKardia, Inc. (a) (b)	93,120	1,224,528
Teva Pharmaceutical Industries, Ltd. (ADR)	72,077	2,312,951

		104,610,963

Professional Services—0.9%
Equifax, Inc.	55,845	7,636,245
IHS Markit, Ltd. (a) (b)	83,654	3,509,285
TransUnion (a) (b)	292,368	11,212,313

		22,357,843

Real Estate Management & Development—0.2%
Conyers Park Acquisition Corp. (a)	467,230	5,176,908

Road & Rail—0.6%
CSX Corp.	111,600	5,194,980
Genesee & Wyoming, Inc. - Class A (a) (b)	44,448	3,016,241
J.B. Hunt Transport Services, Inc.	22,362	2,051,490
Kansas City Southern	7,566	648,860
Knight Transportation, Inc. (b)	120,676	3,783,193

		14,694,764

Semiconductors & Semiconductor Equipment—2.8%
Analog Devices, Inc.	181,478	14,872,122
Broadcom, Ltd.	103,013	22,555,726
First Solar, Inc. (a) (b)	20,718	561,458
Microchip Technology, Inc. (b)	274,774	20,272,826
Micron Technology, Inc. (a)	321,326	9,286,321
SunPower Corp. (a) (b)	19,620	119,682

		67,668,135

Software—3.6%
Adobe Systems, Inc. (a)	52,190	6,791,485

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Atlassian Corp. plc - Class A (a) (b)	115,131	$3,448,174
Electronic Arts, Inc. (a) (b)	99,943	8,946,897
Guidewire Software, Inc. (a) (b)	27,842	1,568,340
HubSpot, Inc. (a)	50,538	3,060,076
Microsoft Corp.	566,729	37,324,772
Salesforce.com, Inc. (a)	111,646	9,209,679
ServiceNow, Inc. (a) (b)	54,024	4,725,479
Splunk, Inc. (a) (b)	38,891	2,422,520
SS&C Technologies Holdings, Inc.	75,930	2,687,922
Workday, Inc. - Class A (a) (b)	75,629	6,298,383

		86,483,727

Specialty Retail—1.7%
Advance Auto Parts, Inc. (b)	127,142	18,850,073
L Brands, Inc. (b)	33,004	1,554,488
O’Reilly Automotive, Inc. (a) (b)	40,249	10,860,790
TJX Cos., Inc. (The)	116,621	9,222,389

		40,487,740

Technology Hardware, Storage & Peripherals—4.2%
Apple, Inc.	672,762	96,648,989
Seagate Technology plc (b)	137,212	6,302,147

		102,951,136

Textiles, Apparel & Luxury Goods—1.9%
NIKE, Inc. - Class B	735,661	40,998,388
Under Armour, Inc. - Class C (a) (b)	51,988	951,380
VF Corp. (b)	66,059	3,631,263

		45,581,031

Tobacco—1.5%
Altria Group, Inc.	442,774	31,622,919
British American Tobacco plc (ADR) (b)	81,258	5,389,031

		37,011,950

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	110,750	1,878,320

Total Common Stocks (Cost $2,061,346,344)		2,401,992,302

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $39,990,012 on 04/03/17, collateralized by $38,785,000 U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/20 with a value of $40,793,985.	39,989,712	39,989,712

Total Short-Term Investments (Cost $39,989,712)		39,989,712

Securities Lending Reinvestments (c)—8.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—5.5%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,393,076	2,398,032
Zero Coupon, 06/23/17	3,984,401	3,990,160
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	1,500,000	1,500,813
Bank of America N.A. 1.271%, 07/11/17 (d)	2,500,000	2,502,646
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	1,500,000	1,501,531
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	3,000,000	3,003,295
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	2,000,000	2,000,966
1.510%, 08/18/17	2,119,438	2,101,321
Canadian Imperial Bank 1.392%, 10/27/17 (d)	2,000,000	2,002,406
1.454%, 05/24/17 (d)	500,293	500,175
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,000,000	1,000,011
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	2,500,000	2,503,405
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	5,000,000	5,000,565
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	2,000,000	2,000,086
Credit Suisse AG New York 1.511%, 04/03/17 (d)	2,500,000	2,500,040
1.581%, 04/11/17 (d)	3,000,000	3,000,246
1.581%, 05/12/17 (d)	3,000,000	3,000,909
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	2,300,000	2,301,017
ING Bank NV 1.461%, 04/18/17 (d)	5,300,000	5,302,259
KBC Bank NV 1.120%, 05/08/17	750,000	750,112
1.150%, 04/18/17	2,000,000	2,000,180
1.150%, 04/27/17	4,000,000	3,997,640
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	4,000,000	4,000,488
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	4,000,000	4,001,188
1.591%, 04/11/17 (d)	3,500,000	3,500,266
1.643%, 04/18/17 (d)	2,300,000	2,300,333
National Australia Bank London 1.199%, 05/02/17 (d)	3,500,000	3,501,226
1.338%, 11/09/17 (d)	4,800,000	4,792,176
Natixis New York 1.241%, 08/03/17 (d)	2,900,000	2,901,868
1.444%, 04/07/17 (d)	1,500,000	1,500,082
Norinchukin Bank New York 1.346%, 08/21/17 (d)	6,000,000	6,001,878
1.451%, 07/12/17 (d)	2,000,000	2,001,770
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	4,000,000	3,999,868

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Rabobank London 1.422%, 10/13/17 (d)	2,500,000	$2,506,113
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	1,500,000	1,499,962
1.422%, 10/13/17 (d)	1,000,000	1,001,789
Sumitomo Bank New York 1.410%, 05/05/17 (d)	1,500,000	1,500,292
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	1,009,233	1,000,578
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	4,300,000	4,302,300
1.534%, 04/07/17 (d)	1,500,000	1,500,087
1.591%, 04/12/17 (d)	2,000,000	2,000,399
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (d)	3,000,000	3,000,378
1.572%, 04/26/17 (d)	3,000,000	3,000,993
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	5,000,000	5,002,585
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	6,000,000	5,997,886
UBS, Stamford 1.301%, 05/12/17 (d)	2,300,000	2,300,566
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	2,200,000	2,203,597
1.452%, 04/26/17 (d)	2,300,000	2,300,612

		133,477,105

Commercial Paper—1.5%
Barton Capital S.A. 1.110%, 04/21/17	3,490,072	3,497,665
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	4,000,000	4,004,888
DCAT LLC 1.200%, 04/11/17	1,198,720	1,199,669
Den Norske ASA 1.432%, 04/27/17 (d)	2,300,000	2,300,497
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	8,700,000	8,699,234
HSBC plc 1.442%, 04/25/17 (d)	5,600,000	5,601,008
Kells Funding LLC 1.100%, 06/05/17	2,789,220	2,793,971
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,994,066	1,997,562
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	2,000,000	1,999,764
Westpac Banking Corp. 1.380%, 10/20/17 (d)	3,700,000	3,706,706

		37,799,666

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $743,916 on 04/03/17, collateralized by $1,069,946 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $758,746.	743,868	743,868
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $73,063 on 04/03/17, collateralized by $73,918 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $74,519.	73,057	73,057
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $7,004,550 on 04/03/17, collateralized by $1,081,488 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $7,685,906.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $5,000,542 on 04/03/17, collateralized by $772,491 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,489,933.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $502,880 on 06/02/17, collateralized by various Common Stock with a value of $550,000.	500,000	500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,200,082 on 04/03/17, collateralized by $1,192,493 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,224,739.	1,200,000	1,200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $3,736,229 on 07/03/17, collateralized by various Common Stock with a value of $4,070,000.	3,700,000	3,700,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $5,000,388 on 04/03/17, collateralized by $14,967,372 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $5,100,000.	5,000,000	5,000,000

		23,216,925

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.6%
OP Corporate Bank plc 1.180%, 04/24/17	5,000,000	$5,000,000
1.200%, 04/10/17	1,000,000	1,000,000
Shinkin Central Bank 1.440%, 04/25/17	4,000,000	4,000,000
1.440%, 04/26/17	3,000,000	3,000,000
1.440%, 04/27/17	700,000	700,000

		13,700,000

Total Securities Lending Reinvestments (Cost $208,143,461)		208,193,696

Total Investments—108.8% (Cost $2,309,479,517) (e)		2,650,175,710
Other assets and liabilities (net)—(8.8)%		(215,385,922)

Net Assets—100.0%		$2,434,789,788

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $202,648,487 and the collateral received consisted of cash in the amount of $208,139,843. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $2,309,479,517. The aggregate unrealized appreciation and depreciation of investments were $400,325,648 and $(59,629,455), respectively, resulting in net unrealized appreciation of $340,696,193.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 Index E-Mini Futures	06/16/17	168	USD	19,622,207	$195,073

(USD)—	United States Dollar

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,401,992,302	$—	$—	$2,401,992,302
Total Short-Term Investment*	—	39,989,712	—	39,989,712
Total Securities Lending Reinvestments*	—	208,193,696	—	208,193,696
Total Investments	$2,401,992,302	$248,183,408	$—	$2,650,175,710

Collateral for Securities Loaned (Liability)	$—	$(208,139,843)	$—	$(208,139,843)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$195,073	$—	$—	$195,073

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-131

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio (formerly, MetLife Asset Allocation 100 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,377,265	$59,472,549
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,860,607	68,135,426
BlackRock Large Cap Value Portfolio (Class A) (a)	6,392,305	57,850,360
Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio) (Class A) (b)	1,866,271	30,177,597
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio) (Class A) (b)	5,907,446	59,133,535
Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio) (Class A) (b)	6,543,771	61,904,075
Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio) (Class A) (a)	105,448	25,088,134
Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio) (Class A) (a)	5,616,805	76,613,218
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio) (Class A) (a)	3,072,291	92,998,241
Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio) (Class A) (b)	4,340,757	64,590,470
Clarion Global Real Estate Portfolio (Class A) (b)	4,055,425	47,813,458
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,153,979	105,417,659
Frontier Mid Cap Growth Portfolio (Class A) (a)	749,720	25,572,949
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,401,296	16,801,534
Harris Oakmark International Portfolio (Class A) (b)	5,598,816	81,238,816
Invesco Comstock Portfolio (Class A) (b)	5,569,188	83,370,750
Invesco Mid Cap Value Portfolio (Class A) (b)	421,386	8,288,671
Invesco Small Cap Growth Portfolio (Class A) (b)	2,451,042	35,883,261

Affiliated Investment Companies—(Continued)
Jennison Growth Portfolio (Class A) (a)	6,944,870	102,506,286
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,671,340	29,616,144
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,303,692	30,800,360
MFS Research International Portfolio (Class A) (b)	4,653,924	50,820,847
MFS Value Portfolio (Class A) (a)	5,506,464	88,433,815
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	1,039,921	16,929,917
Neuberger Berman Genesis Portfolio (Class A) (a)	917,590	20,186,985
Oppenheimer Global Equity Portfolio (Class A) (b)	2,002,816	42,659,981
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,567,573	102,496,337
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,395,979	84,482,223
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,277,999	25,581,931
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,119,187	25,606,999
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,869,615	61,630,955

Total Mutual Funds (Cost $1,547,741,237)		1,682,103,483

Total Investments—100.0% (Cost $1,547,741,237) (d)		1,682,103,483
Other assets and liabilities (net)—0.0%		(493,461)

Net Assets—100.0%		$1,681,610,022

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	As of March 31, 2017, the aggregate cost of investments was $1,547,741,237. The aggregate unrealized appreciation and depreciation of investments were $158,149,027 and $(23,786,781), respectively, resulting in net unrealized appreciation of $134,362,246.

BHFTI-132

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio (formerly, MetLife Asset Allocation 100 Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,682,103,483	$—	$—	$1,682,103,483
Total Investments	$1,682,103,483	$—	$—	$1,682,103,483

BHFTI-133

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio (formerly, MetLife Balanced Plus Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—69.3% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.3%
Baillie Gifford International Stock Portfolio (Class A) (a)	26,810,781	$296,527,236
BlackRock Bond Income Portfolio (Class A) (a)	7,183,808	769,529,516
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,623,554	59,454,552
BlackRock High Yield Portfolio (Class A) (b)	14,626,640	115,404,190
Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio) (Class A) (b)	7,289,973	117,878,862
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly, Met/Aberdeen Emerging Markets Equity Portfolio) (Class A) (b)	16,600,107	166,167,068
Brighthouse/Artisan International Portfolio (formerly, Met/Artisan International Portfolio) (Class A) (b)	24,276,839	229,658,898
Brighthouse/Artisan Mid Cap Value Portfolio (formerly, Met/Artisan Mid Cap Value Portfolio) (Class A) (a)	740,129	176,091,525
Brighthouse/Dimensional International Small Company Portfolio (formerly, Met/Dimensional International Small Company Portfolio) (Class A) (a)	12,212,859	166,583,397
Brighthouse/Eaton Vance Floating Rate Portfolio (formerly, Met/Eaton Vance Floating Rate Portfolio) (Class A) (b)	16,161,056	169,044,650
Brighthouse/Franklin Low Duration Total Return Portfolio (formerly, Met/Franklin Low Duration Total Return Portfolio) (Class A) (b)	28,817,856	279,533,199
Brighthouse/Templeton International Bond Portfolio (formerly, Met/Templeton International Bond Portfolio) (Class A) (b)	27,633,621	286,007,976
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly, Met/Wellington Core Equity Opportunities Portfolio) (Class A) (a)	1,939,962	58,722,642
Brighthouse/Wellington Large Cap Research Portfolio (formerly, Met/Wellington Large Cap Research Portfolio) (Class A) (b)	4,031,895	59,994,603
Clarion Global Real Estate Portfolio (Class A) (b)	8,465,127	99,803,850
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,478,518	59,587,009
Frontier Mid Cap Growth Portfolio (Class A) (a)	5,241,386	178,783,684
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	14,742,498	176,762,553
Harris Oakmark International Portfolio (Class A) (b)	29,382,446	426,339,286
Invesco Comstock Portfolio (Class A) (b)	3,924,655	58,752,085
Invesco Small Cap Growth Portfolio (Class A) (b)	6,145,255	89,966,540
Jennison Growth Portfolio (Class A) (a)	4,897,123	72,281,533
Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—(Continued)
JPMorgan Core Bond Portfolio (Class A) (b)	53,260,591	549,649,296
JPMorgan Small Cap Value Portfolio (Class A) (b)	4,895,761	86,752,879
MFS Research International Portfolio (Class A) (b)	26,560,951	290,045,585
MFS Value Portfolio (Class A) (a)	3,691,330	59,282,761
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,609,618	58,764,574
Neuberger Berman Genesis Portfolio (Class A) (a)	3,783,733	83,242,131
Oppenheimer Global Equity Portfolio (Class A) (b)	5,672,206	120,817,984
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	22,370,074	222,582,241
PIMCO Total Return Portfolio (Class A) (b)	53,031,381	609,330,570
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,682,866	59,337,870
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	8,524,339	95,728,333
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	5,263,217	120,422,415
TCW Core Fixed Income Portfolio (Class A) (b)	59,260,254	602,676,780
Van Eck Global Natural Resources Portfolio (Class A) (a)	14,493,989	152,186,885
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	27,137,067	373,134,673
Western Asset Management U.S. Government Portfolio (Class A) (a)	32,471,160	383,809,116

Total Mutual Funds (Cost $7,899,186,101)		7,980,638,947

U.S. Treasury & Government Agencies—26.7%

Agency Sponsored Mortgage - Backed—2.0%
Fannie Mae 30 Yr. Pool 3.500%, TBA (d)	215,000,000	219,476,362
Fannie Mae Pool 2.920%, 03/01/35	2,950,000	2,721,782
3.180%, 07/01/35	2,864,971	2,827,304

		225,025,448

Federal Agencies—1.5%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	10,500,000	10,689,840
6.250%, 07/15/32	30,000,000	41,779,800
Federal National Mortgage Association 2.625%, 09/06/24	36,000,000	36,549,936
6.625%, 11/15/30	19,200,000	27,079,046
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	24,600,000	23,698,533
Zero Coupon, 07/15/20	18,900,000	17,797,280
Zero Coupon, 04/15/30	19,500,000	12,904,613

BHFTI-134

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio (formerly, MetLife Balanced Plus Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	$1,706,091

		172,205,139

U.S. Treasury—23.2%
U.S. Treasury Bonds 2.250%, 08/15/46	32,500,000	27,505,660
2.500%, 02/15/46	87,700,000	78,601,125
2.500%, 05/15/46	21,000,000	18,807,306
2.750%, 08/15/42	29,400,000	28,028,755
2.750%, 11/15/42	196,000,000	186,621,008
2.875%, 05/15/43	126,000,000	122,677,758
2.875%, 08/15/45	51,300,000	49,750,997
2.875%, 11/15/46 (e)	114,100,000	110,708,149
3.000%, 11/15/44	96,000,000	95,561,280
3.000%, 02/15/47	70,000,000	69,751,150
3.125%, 02/15/42	93,900,000	96,067,775
3.125%, 02/15/43	89,700,000	91,480,007
3.125%, 08/15/44	13,100,000	13,354,834
3.375%, 05/15/44	99,895,000	106,602,750
3.625%, 08/15/43	25,200,000	28,059,620
4.250%, 11/15/40	177,700,000	216,891,202
4.375%, 05/15/40	31,300,000	38,862,143
4.375%, 05/15/41	51,000,000	63,493,011
4.625%, 02/15/40	113,700,000	146,046,740
8.000%, 11/15/21 (f)	57,700,000	73,245,188
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (g)	3,711,780	3,533,347
2.000%, 01/15/26 (g)	4,648,464	5,273,850
3.625%, 04/15/28 (g)	6,004,560	7,981,345
U.S. Treasury Notes 1.125%, 02/28/21	125,000,000	121,953,125
1.250%, 03/31/21 (f)	116,600,000	114,195,125
1.500%, 03/31/23	85,000,000	82,068,180
1.625%, 10/31/23	100,000,000	96,640,600
1.625%, 05/15/26	150,000,000	140,701,200
2.000%, 05/31/21	137,500,000	138,541,975
2.000%, 11/15/26 (e)	93,500,000	90,322,496
2.125%, 12/31/21 (f)	111,000,000	112,049,283
2.125%, 11/30/23	100,000,000	99,656,200

		2,675,033,184

Total U.S. Treasury & Government Agencies (Cost $3,114,459,307)		3,072,263,771

Corporate Bonds & Notes—3.3%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,351,925
Reynolds American, Inc. 2.300%, 06/12/18	1,200,000	1,207,208

		7,559,133

Auto Manufacturers—0.2%
BMW U.S. Capital LLC 1.404%, 06/02/17 (h)	9,000,000	9,001,044
Ford Motor Credit Co. LLC 2.031%, 06/15/18 (h)	10,000,000	10,051,360

		19,052,404

Banks—2.1%
Banco del Estado de Chile 2.000%, 11/09/17 (144A)	5,000,000	4,988,335
Bank of America Corp. 6.875%, 04/25/18	5,900,000	6,208,175
6.875%, 11/15/18	600,000	646,088
Bank of New York Mellon Corp. (The) 4.950%, 06/20/20 (h)	6,800,000	7,014,622
BNP Paribas S.A. 1.494%, 05/07/17 (h)	15,000,000	15,002,700
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	5,052,125
Credit Agricole S.A. 1.644%, 06/02/17 (144A) (h)	10,000,000	10,005,700
Credit Suisse AG 1.375%, 05/26/17	10,000,000	10,001,570
2.300%, 05/28/19	10,700,000	10,740,553
Goldman Sachs Group, Inc. (The) 1.725%, 06/04/17 (h)	8,000,000	8,007,128
2.331%, 09/15/20 (h)	18,800,000	19,072,262
HSBC Holdings plc 5.250%, 03/14/44	3,000,000	3,242,721
HSBC USA, Inc. 1.644%, 11/13/19 (h)	20,000,000	20,073,200
JPMorgan Chase & Co. 1.588%, 04/25/18 (h)	20,000,000	20,082,660
1.996%, 01/23/20 (h)	20,000,000	20,303,340
6.125%, 04/30/24 (h)	3,000,000	3,180,000
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,160,381
PNC Bank N.A. 1.475%, 06/01/18 (h)	15,000,000	15,045,690
2.250%, 07/02/19	8,000,000	8,058,568
Wells Fargo & Co. 5.900%, 06/15/24 (h)	8,600,000	8,979,260
Wells Fargo Bank N.A. 1.391%, 06/15/17 (h)	21,000,000	21,005,985
Westpac Banking Corp. 1.482%, 05/25/18 (h)	15,000,000	15,036,960

		236,908,023

Biotechnology—0.1%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,305,016
Baxalta, Inc. 1.936%, 06/22/18 (h)	8,500,000	8,508,364

		11,813,380

BHFTI-135

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio (formerly, MetLife Balanced Plus Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.3%
American Express Credit Corp. 1.456%, 09/22/17 (h)	2,500,000	$2,502,538
1.702%, 03/18/19 (h)	5,000,000	5,025,600
Charles Schwab Corp. (The) 1.500%, 03/10/18	10,000,000	9,998,010
LeasePlan Corp. NV 3.000%, 10/23/17 (144A)	5,100,000	5,128,988
Navient Corp. 4.625%, 09/25/17	1,400,000	1,410,500
8.450%, 06/15/18	5,840,000	6,219,600

		30,285,236

Electric—0.1%
Duke Energy Corp. 1.378%, 04/03/17 (h)	4,000,000	4,000,000
Electricite de France S.A. 2.150%, 01/22/19 (144A)	6,200,000	6,207,130
Ohio Power Co. 5.375%, 10/01/21	949,000	1,056,835

		11,263,965

Insurance—0.0%
MassMutual Global Funding 2.500%, 10/17/22 (144A)	4,000,000	3,924,564

Miscellaneous Manufacturing—0.1%
Siemens Financieringsmaatschappij NV 1.332%, 05/25/18 (144A) (h) (i)	15,000,000	15,038,670

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	4,711,560
Statoil ASA 2.450%, 01/17/23	5,400,000	5,309,707

		10,021,267

Pharmaceuticals—0.0%
Actavis Funding SCS 3.000%, 03/12/20	5,000,000	5,085,340

Semiconductors—0.1%
QUALCOMM, Inc. 1.322%, 05/18/18 (h)	10,000,000	9,998,190

Software—0.0%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,089,119

Telecommunications—0.1%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	2,812,233
Verizon Communications, Inc. 1.506%, 06/09/17 (h)	15,000,000	15,006,495

		17,818,728

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,179,000	3,117,006

Total Corporate Bonds & Notes (Cost $385,978,962)		385,975,025

Foreign Government—0.2%

Sovereign—0.2%
Export-Import Bank of Korea 1.750%, 02/27/18	6,700,000	6,698,446
Korea Housing Finance Corp. 2.000%, 10/11/21 (144A)	17,500,000	16,877,105

Total Foreign Government (Cost $24,151,437)		23,575,551

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	20,489,422
JPMorgan Chase Commercial Mortgage Securities Trust 4.106%, 07/15/46 (144A)	94,155	96,279

Total Mortgage-Backed Securities (Cost $20,694,937)		20,585,701

Asset-Backed Security—0.1%

Asset-Backed - Credit Card—0.1%
Chase Issuance Trust 1.232%, 02/18/20 (h) (Cost $13,000,000)	13,000,000	13,030,168

Municipals—0.1%
Los Angeles Community College District, Build America Bonds 6.750%, 08/01/49	400,000	581,804
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	1,944,242
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,545,815

Total Municipals (Cost $11,012,922)		11,071,861

Short-Term Investments—2.8%

Discount Notes—0.4%
Federal Home Loan Bank 0.690%, 04/03/17 (j)	17,000,000	17,000,000
0.700%, 04/03/17 (j)	30,000,000	30,000,000

		47,000,000

BHFTI-136

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio (formerly, MetLife Balanced Plus Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.4%
Barclays Bank plc Repurchase Agreement dated 03/31/17 at 0.900% to be repurchased at $100,907,568 on 04/03/17, collateralized by $103,530,000 U.S.Treasury Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 03/31/22 - 03/31/24, with a value of $103,085,380.	100,900,000	$100,900,000
Repurchase Agreement dated 03/31/17 at 0.920% to be repurchased at $100,007,667 on 04/03/17, collateralized by $103,197,000 U.S.Treasury Obligations with rates ranging from 1.375% - 1.875%, maturity dates ranging from 05/31/21 - 08/31/22 with a value of $101,866,456.	100,000,000	100,000,000
Deutsche Bank AG Repurchase Agreement dated 03/31/17 at 0.960% to be repurchased at $72,005,760 on 04/03/17, collateralized by $74,670,000 U.S. Treasury Note at 0.750% due 07/15/19 with a value of $73,862,070.	72,000,000	72,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $4,645,343 on 04/03/17, collateralized by $4,770,000 U.S. Treasury Note at 1.375% due 10/31/20 with a value of $4,738,866.	4,645,308	4,645,308

		277,545,308

U.S. Treasury—0.0%
U.S. Treasury Bills 0.573%, 04/27/17 (f) (j)	604,000	603,706
0.697%, 04/20/17 (j)	333,000	332,885

		936,591

Total Short-Term Investments (Cost $325,480,106)		325,481,899

Total Investments—102.7% (Cost $11,793,963,772) (k)		11,832,622,923
Other assets and liabilities (net)—(2.7)%		(309,395,918)

Net Assets—100.0%		$11,523,227,005

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of this security has been transferred in a secured- borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $207,983,959.
(g)	Principal amount of security is adjusted for inflation.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $15,038,670, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(j)	The rate shown represents current yield to maturity.
(k)	As of March 31, 2017, the aggregate cost of investments was $11,793,963,772. The aggregate unrealized appreciation and depreciation of investments were $323,703,537 and $(285,044,386), respectively, resulting in net unrealized appreciation of $38,659,151.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $92,628,134, which is 0.8% of net assets.

BHFTI-137

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio (formerly, MetLife Balanced Plus Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Siemens Financieringsmaatschappij NV, 1.332%, 05/25/18	05/18/15	$15,000,000	$15,000,000	$15,038,670

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
JPY	20,900,000	Goldman Sachs & Co.	04/04/17	$183,945	$(3,785)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/16/17	39,965	USD	4,732,953,599	$(18,682,199)
U.S. Treasury Note 5 Year Futures	06/30/17	1,465	USD	172,231,311	238,104

Net Unrealized Depreciation					$(18,444,095)

(JPY)—	Japanese Yen
(USD)—	United States Dollar

BHFTI-138

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio (formerly, MetLife Balanced Plus Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,980,638,947	$—	$—	$7,980,638,947
Total U.S. Treasury & Government Agencies*	—	3,072,263,771	—	3,072,263,771
Total Corporate Bonds & Notes*	—	385,975,025	—	385,975,025
Total Foreign Government*	—	23,575,551	—	23,575,551
Total Mortgage-Backed Securities*	—	20,585,701	—	20,585,701
Total Asset-Backed Security*	—	13,030,168	—	13,030,168
Total Municipals	—	11,071,861	—	11,071,861
Total Short-Term Investments*	—	325,481,899	—	325,481,899
Total Investments	$7,980,638,947	$3,851,983,976	$—	$11,832,622,923

Secured Borrowings (Liability)	$—	$(100,943,994)	$—	$(100,943,994)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(3,785)	$—	$(3,785)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$238,104	$—	$—	$238,104
Futures Contracts (Unrealized Depreciation)	(18,682,199)	—	—	(18,682,199)
Total Futures Contracts	$(18,444,095)	$—	$—	$(18,444,095)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-139

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Auto Components—0.6%
Standard Motor Products, Inc.	49,900	$2,452,086
Tenneco, Inc.	56,500	3,526,730

		5,978,816

Banks—14.5%
Associated Banc-Corp. (a)	254,906	6,219,706
Bank of Hawaii Corp. (a)	85,400	7,033,544
Boston Private Financial Holdings, Inc.	260,300	4,268,920
Community Bank System, Inc. (a)	104,200	5,728,916
East West Bancorp, Inc.	309,600	15,978,456
First Citizens BancShares, Inc. - Class A	32,733	10,977,666
First Financial Bancorp	222,200	6,099,390
First Interstate BancSystem, Inc. - Class A (a)	85,400	3,386,110
First Midwest Bancorp, Inc.	206,900	4,899,392
Great Western Bancorp, Inc.	179,500	7,612,595
Hancock Holding Co.	334,602	15,241,121
Independent Bank Corp./Rockland Trust	34,500	2,242,500
NBT Bancorp, Inc.	145,000	5,375,150
Prosperity Bancshares, Inc.	74,400	5,186,424
Renasant Corp. (a)	100,524	3,989,798
S&T Bancorp, Inc.	93,600	3,238,560
TCF Financial Corp.	365,795	6,225,831
UMB Financial Corp. (a)	125,046	9,417,214
Umpqua Holdings Corp.	268,900	4,770,286
Valley National Bancorp	479,800	5,661,640
Webster Financial Corp.	200,900	10,053,036
WesBanco, Inc.	126,800	4,832,348

		148,438,603

Beverages—0.5%
Cott Corp.	384,948	4,757,957

Building Products—2.1%
CSW Industrials, Inc. (a) (b)	147,799	5,424,223
Simpson Manufacturing Co., Inc. (a)	247,824	10,678,736
USG Corp. (a) (b)	168,200	5,348,760

		21,451,719

Capital Markets—2.7%
Apollo Investment Corp.	418,926	2,748,155
Artisan Partners Asset Management, Inc. - Class A	186,309	5,142,128
Legg Mason, Inc.	84,500	3,051,295
Main Street Capital Corp. (a)	88,700	3,394,549
New Mountain Finance Corp. (a)	189,903	2,829,555
Stifel Financial Corp. (b)	107,300	5,385,387
Westwood Holdings Group, Inc.	104,298	5,570,556

		28,121,625

Chemicals—5.9%
A. Schulman, Inc.	100,775	3,169,374
Albemarle Corp.	39,300	4,151,652
HB Fuller Co.	134,900	6,955,444
Innospec, Inc.	137,537	8,905,521
Minerals Technologies, Inc.	31,089	2,381,417

Chemicals—(Continued)
Olin Corp.	267,500	8,792,725
PolyOne Corp.	97,706	3,330,798
Quaker Chemical Corp.	48,738	6,416,845
Scotts Miracle-Gro Co. (The)	34,500	3,221,955
Sensient Technologies Corp.	76,602	6,071,474
Trinseo S.A.	99,500	6,676,450

		60,073,655

Commercial Services & Supplies—3.9%
ACCO Brands Corp. (b)	302,580	3,978,927
Brady Corp. - Class A	76,903	2,972,301
Deluxe Corp. (a)	132,750	9,580,568
Ennis, Inc.	365,025	6,205,425
Knoll, Inc.	121,952	2,903,677
LSC Communications, Inc.	140,769	3,541,748
Tetra Tech, Inc.	37,100	1,515,535
UniFirst Corp.	25,100	3,550,395
Viad Corp. (a)	115,800	5,234,160

		39,482,736

Communications Equipment—1.6%
CommScope Holding Co., Inc. (b)	172,990	7,215,413
NETGEAR, Inc. (a) (b)	97,804	4,846,188
NetScout Systems, Inc. (b)	125,090	4,747,166

		16,808,767

Construction & Engineering—1.3%
MasTec, Inc. (b)	242,575	9,715,129
Primoris Services Corp.	166,200	3,859,164

		13,574,293

Construction Materials—0.8%
Eagle Materials, Inc.	86,432	8,396,004

Containers & Packaging—1.8%
Berry Plastics Group, Inc. (b)	209,603	10,180,418
Silgan Holdings, Inc. (a)	136,554	8,105,845

		18,286,263

Distributors—0.2%
Core-Mark Holding Co., Inc.	80,799	2,520,121

Diversified Consumer Services—0.4%
Liberty Tax, Inc.	97,403	1,387,993
Service Corp. International	90,500	2,794,640

		4,182,633

Diversified Telecommunication Services—0.2%
FairPoint Communications, Inc. (b)	116,270	1,930,082

Electric Utilities—1.1%
El Paso Electric Co.	87,060	4,396,530
Hawaiian Electric Industries, Inc. (a)	218,713	7,285,330

		11,681,860

BHFTI-140

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—1.1%
Atkore International Group, Inc. (b)	101,910	$2,678,195
EnerSys	49,383	3,898,294
Regal-Beloit Corp.	34,600	2,617,490
Thermon Group Holdings, Inc. (b)	109,300	2,277,812

		11,471,791

Electronic Equipment, Instruments & Components—4.3%
AVX Corp.	239,209	3,918,244
Badger Meter, Inc. (a)	102,299	3,759,488
Jabil Circuit, Inc.	62,146	1,797,262
Novanta, Inc. (b)	383,150	10,172,633
Orbotech, Ltd. (b)	123,951	3,997,420
Tech Data Corp. (b)	49,576	4,655,186
TTM Technologies, Inc. (a) (b)	176,400	2,845,332
Vishay Intertechnology, Inc. (a)	755,305	12,424,767

		43,570,332

Energy Equipment & Services—2.4%
Atwood Oceanics, Inc. (a) (b)	148,145	1,411,822
CARBO Ceramics, Inc. (a) (b)	147,205	1,919,553
Dril-Quip, Inc. (a) (b)	39,800	2,171,090
Helix Energy Solutions Group, Inc. (b)	295,300	2,294,481
Oil States International, Inc. (a) (b)	99,787	3,307,939
Patterson-UTI Energy, Inc. (a)	466,400	11,319,528
TETRA Technologies, Inc. (a) (b)	620,721	2,526,335

		24,950,748

Equity Real Estate Investment Trusts—4.7%
Brandywine Realty Trust	350,000	5,680,500
Education Realty Trust, Inc.	81,867	3,344,267
Gramercy Property Trust (a)	202,462	5,324,751
Healthcare Realty Trust, Inc.	137,200	4,459,000
Highwoods Properties, Inc.	112,200	5,512,386
LaSalle Hotel Properties (a)	218,060	6,312,837
Lexington Realty Trust	436,600	4,357,268
Ramco-Gershenson Properties Trust	202,100	2,833,442
Summit Hotel Properties, Inc.	233,600	3,732,928
Washington Real Estate Investment Trust	228,108	7,135,218

		48,692,597

Food & Staples Retailing—0.2%
SUPERVALU, Inc. (b)	614,182	2,370,742

Food Products—3.1%
J&J Snack Foods Corp.	33,000	4,473,480
Lamb Weston Holdings, Inc.	101,561	4,271,656
Nomad Foods, Ltd. (b)	465,539	5,330,421
Pinnacle Foods, Inc.	77,600	4,490,712
Snyder’s-Lance, Inc. (a)	56,674	2,284,529
TreeHouse Foods, Inc. (b)	123,886	10,488,189

		31,338,987

Gas Utilities—0.6%
Southwest Gas Holdings, Inc.	72,900	6,044,139

Health Care Equipment & Supplies—2.9%
Analogic Corp. (a)	117,794	8,940,565
Haemonetics Corp. (b)	183,993	7,464,596
Halyard Health, Inc. (a) (b)	24,167	920,521
STERIS plc	133,587	9,278,953
Teleflex, Inc.	17,700	3,429,021

		30,033,656

Health Care Providers & Services—1.2%
Owens & Minor, Inc. (a)	205,905	7,124,313
Patterson Cos., Inc. (a)	119,897	5,422,941

		12,547,254

Hotels, Restaurants & Leisure—3.6%
Cheesecake Factory, Inc. (The)	70,300	4,454,208
Choice Hotels International, Inc.	71,700	4,488,420
Denny’s Corp. (b)	527,406	6,524,012
DineEquity, Inc. (a)	126,612	6,890,225
International Speedway Corp. - Class A	91,200	3,369,840
Ruby Tuesday, Inc. (a) (b)	274,315	770,825
Sonic Corp.	102,700	2,604,472
Texas Roadhouse, Inc.	65,300	2,907,809
Wendy’s Co. (The) (a)	386,367	5,258,455

		37,268,266

Household Durables—1.4%
Dixie Group, Inc. (The) (b)	194,365	699,714
Helen of Troy, Ltd. (a) (b)	88,953	8,379,373
Meritage Homes Corp. (b)	138,900	5,111,520

		14,190,607

Household Products—1.2%
Central Garden and Pet Co. (a) (b)	136,848	5,072,955
Energizer Holdings, Inc. (a)	51,410	2,866,108
HRG Group, Inc. (b)	216,922	4,190,933

		12,129,996

Insurance—5.8%
Allied World Assurance Co. Holdings AG	87,026	4,621,081
American Equity Investment Life Holding Co.	219,400	5,184,422
Brown & Brown, Inc.	145,565	6,072,972
Hanover Insurance Group, Inc. (The)	31,000	2,791,860
Infinity Property & Casualty Corp.	40,100	3,829,550
ProAssurance Corp.	169,620	10,219,605
Selective Insurance Group, Inc.	203,400	9,590,310
Stewart Information Services Corp. (a)	101,747	4,495,182
Validus Holdings, Ltd.	227,487	12,827,992

		59,632,974

IT Services—1.8%
Conduent, Inc. (b)	258,519	4,337,949
DST Systems, Inc.	77,869	9,538,952
Sykes Enterprises, Inc. (b)	171,288	5,035,867

		18,912,768

BHFTI-141

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.1%
Vista Outdoor, Inc. (a) (b)	36,994	$761,706

Life Sciences Tools & Services—0.7%
PAREXEL International Corp. (b)	39,958	2,521,749
VWR Corp. (b)	172,765	4,871,973

		7,393,722

Machinery—5.9%
Altra Industrial Motion Corp.	110,800	4,315,660
Barnes Group, Inc.	81,300	4,173,942
Douglas Dynamics, Inc. (a)	213,244	6,535,929
EnPro Industries, Inc.	37,600	2,675,616
ESCO Technologies, Inc. (a)	52,035	3,023,234
Franklin Electric Co., Inc. (a)	224,968	9,684,872
Hillenbrand, Inc.	149,879	5,373,162
ITT, Inc.	153,100	6,280,162
Kadant, Inc.	141,752	8,412,981
Mueller Industries, Inc.	281,852	9,647,794

		60,123,352

Marine—0.5%
Kirby Corp. (b)	39,700	2,800,835
Matson, Inc.	79,500	2,524,920

		5,325,755

Media—1.9%
AH Belo Corp. - Class A	433,328	2,664,967
Cable One, Inc.	5,400	3,372,138
Cinemark Holdings, Inc.	111,200	4,930,608
Gannett Co., Inc.	189,821	1,590,700
Meredith Corp. (a)	68,800	4,444,480
New Media Investment Group, Inc. (a)	203,960	2,898,272

		19,901,165

Metals & Mining—0.4%
Compass Minerals International, Inc. (a)	58,243	3,951,788

Mortgage Real Estate Investment Trusts—0.4%
Apollo Commercial Real Estate Finance, Inc. (a)	217,755	4,095,972

Multi-Utilities—0.9%
Black Hills Corp. (a)	71,800	4,772,546
NorthWestern Corp.	68,100	3,997,470

		8,770,016

Oil, Gas & Consumable Fuels—2.5%
Jones Energy, Inc. - Class A (a) (b)	71,443	182,181
Oasis Petroleum, Inc. (b)	298,800	4,260,888
QEP Resources, Inc. (b)	225,415	2,865,024
SM Energy Co.	165,800	3,982,516
Western Refining, Inc.	113,500	3,980,445
Whiting Petroleum Corp. (b)	504,435	4,771,955
WPX Energy, Inc. (b)	440,520	5,898,563

		25,941,572

Paper & Forest Products—2.2%
Clearwater Paper Corp. (b)	60,425	3,383,800
KapStone Paper and Packaging Corp.	148,200	3,423,420
Neenah Paper, Inc.	133,595	9,979,547
Schweitzer-Mauduit International, Inc. (a)	128,527	5,323,588

		22,110,355

Pharmaceuticals—0.4%
Innoviva, Inc. (a) (b)	301,310	4,167,117

Professional Services—0.9%
Korn/Ferry International (a)	304,430	9,586,501

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	81,300	3,619,476

Road & Rail—0.7%
Saia, Inc. (b)	55,900	2,476,370
Werner Enterprises, Inc.	171,500	4,493,300

		6,969,670

Semiconductors & Semiconductor Equipment—2.7%
Cirrus Logic, Inc. (b)	62,800	3,811,332
DSP Group, Inc. (b)	156,364	1,876,368
Exar Corp. (b)	210,179	2,734,429
MaxLinear, Inc. - Class A (b)	131,000	3,674,550
ON Semiconductor Corp. (b)	428,200	6,632,818
Teradyne, Inc.	191,800	5,964,980
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (b)	140,300	3,233,915

		27,928,392

Software—1.9%
ACI Worldwide, Inc. (a) (b)	94,895	2,029,804
Progress Software Corp.	90,047	2,615,865
PTC, Inc. (b)	94,700	4,976,485
Synopsys, Inc. (b)	134,100	9,672,633

		19,294,787

Specialty Retail—0.8%
Asbury Automotive Group, Inc. (b)	33,700	2,025,370
Buckle, Inc. (The) (a)	158,856	2,954,721
Christopher & Banks Corp. (a) (b)	447,352	662,081
Guess?, Inc. (a)	257,285	2,868,728

		8,510,900

Technology Hardware, Storage & Peripherals—0.9%
Electronics For Imaging, Inc. (b)	110,700	5,405,481
GlassBridge Enterprises, Inc. (a) (b)	114,401	551,413
Super Micro Computer, Inc. (b)	117,500	2,978,625

		8,935,519

Textiles, Apparel & Luxury Goods—1.0%
Delta Apparel, Inc. (b)	132,371	2,333,701
Steven Madden, Ltd. (b)	96,200	3,708,510

BHFTI-142

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Wolverine World Wide, Inc.	150,400	$3,755,488

		9,797,699

Trading Companies & Distributors—0.7%
H&E Equipment Services, Inc.	185,600	4,550,912
WESCO International, Inc. (b)	31,600	2,197,780

		6,748,692

Total Common Stocks (Cost $855,418,906)		1,002,774,147

Preferred Stock—0.4%

Diversified Financial Services—0.4%
Steel Partners Holdings L.P., 6.000% (Cost $6,392,613)	199,847	4,446,596

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $19,067,078 on 04/03/17, collateralized by $18,395,000 U.S. Government Agency Obligations with rates ranging from 0.125% - 3.500%, maturity dates ranging from 04/15/20 - 05/15/20, with a value of $19,457,366.	19,066,935	19,066,935

Total Short-Term Investments (Cost $19,066,935)		19,066,935

Securities Lending Reinvestments (c)—10.0%

Certificates of Deposit—6.4%
ABN AMRO Bank NV Zero Coupon, 05/05/17	997,115	999,180
Zero Coupon, 06/23/17	2,490,251	2,493,850
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	1,500,000	1,500,813
Bank of America N.A. 1.271%, 07/11/17 (d)	4,000,000	4,004,233
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	2,000,000	2,002,041
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	2,000,000	2,002,197
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	1,250,000	1,250,604
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
1.454%, 05/24/17 (d)	500,293	500,175
Chiba Bank, Ltd., New York 1.100%, 04/07/17	500,000	500,005

Certificates of Deposit—(Continued)
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	500,000	500,681
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	1,250,000	1,250,141
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	600,000	600,026
Credit Suisse AG New York 1.511%, 04/03/17 (d)	600,000	600,010
1.581%, 04/11/17 (d)	1,000,000	1,000,082
1.581%, 05/12/17 (d)	2,500,000	2,500,757
Danske Bank A/S London Zero Coupon, 05/12/17	2,093,922	2,097,837
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,300,000	1,300,575
ING Bank NV 1.461%, 04/18/17 (d)	1,500,000	1,500,639
KBC Bank NV 1.150%, 04/18/17	1,000,000	1,000,090
1.150%, 04/27/17	2,500,000	2,498,525
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	1,000,000	1,000,122
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	1,000,000	1,000,576
1.591%, 04/11/17 (d)	600,000	600,046
1.643%, 04/18/17 (d)	2,400,000	2,400,348
National Australia Bank London 1.199%, 05/02/17 (d)	2,000,000	2,000,701
1.338%, 11/09/17 (d)	2,000,000	1,996,740
Natixis New York 1.241%, 08/03/17 (d)	4,300,000	4,302,769
Norinchukin Bank New York 1.346%, 08/21/17 (d)	2,500,000	2,500,782
1.451%, 07/12/17 (d)	1,000,000	1,000,885
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	2,000,000	1,999,934
Rabobank London 1.422%, 10/13/17 (d)	500,000	501,223
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	500,000	499,988
1.422%, 10/13/17 (d)	500,000	500,894
Sumitomo Bank New York 1.410%, 05/05/17 (d)	500,000	500,097
1.578%, 06/19/17 (d)	1,500,000	1,501,014
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	1,000,000	1,000,535
1.534%, 04/07/17 (d)	500,000	500,029
1.591%, 04/12/17 (d)	1,000,000	1,000,199
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	400,000	400,060
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (d)	1,000,000	1,000,126
1.572%, 04/26/17 (d)	2,000,000	2,000,662
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	2,000,000	2,001,034

BHFTI-143

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	2,000,000	$1,999,295
UBS, Stamford 1.301%, 05/12/17 (d)	1,000,000	1,000,246
1.589%, 07/31/17 (d)	801,734	802,204

		66,114,183

Commercial Paper—1.8%
Barton Capital S.A. 1.110%, 04/21/17	498,582	499,667
1.160%, 04/07/17	4,386,673	4,399,397
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	2,000,000	2,002,444
DCAT LLC 1.200%, 04/11/17	599,360	599,834
Den Norske ASA 1.432%, 04/27/17 (d)	1,300,000	1,300,281
HSBC plc 1.442%, 04/25/17 (d)	3,000,000	3,000,540
Kells Funding LLC 1.100%, 06/05/17	1,294,995	1,297,201
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	1,000,000	999,882
Sheffield Receivables Co. 1.170%, 04/04/17	1,495,661	1,499,890
Westpac Banking Corp. 1.380%, 10/20/17 (d)	2,000,000	2,003,625

		18,601,542

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,455,679 on 04/03/17, collateralized by $4,970,175 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,524,568.	3,455,457	3,455,457
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $503,224 on 07/03/17, collateralized by various Common Stock with a value of $550,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $11,530 on 04/03/17, collateralized by $11,665 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $11,760.	11,529	11,529

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $2,011,520 on 06/02/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,019,583 on 07/03/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000

		11,966,986

Time Deposits—0.6%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.180%, 04/24/17	750,000	750,000
1.200%, 04/10/17	1,000,000	1,000,000
Shinkin Central Bank 1.350%, 04/21/17	500,000	500,000
1.440%, 04/26/17	1,800,000	1,800,000
1.440%, 04/27/17	400,000	400,000

		6,450,000

Total Securities Lending Reinvestments (Cost $103,103,218)		103,132,711

Total Investments—110.1% (Cost $983,981,672) (e)		1,129,420,389
Other assets and liabilities (net)—(10.1)%		(103,525,546)

Net Assets—100.0%		$1,025,894,843

BHFTI-144

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio (formerly, MetLife Small Cap Value Portfolio)

Schedule of Investments as of March 31, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $100,703,497 and the collateral received consisted of cash in the amount of $103,072,604. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $983,981,672. The aggregate unrealized appreciation and depreciation of investments were $194,730,389 and $(49,291,672), respectively, resulting in net unrealized appreciation of $145,438,717.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,002,774,147	$—	$—	$1,002,774,147
Total Preferred Stock*	4,446,596	—	—	4,446,596
Total Short-Term Investment*	—	19,066,935	—	19,066,935
Total Securities Lending Reinvestments*	—	103,132,711	—	103,132,711
Total Investments	$1,007,220,743	$122,199,646	$—	$1,129,420,389

Collateral for Securities Loaned (Liability)	$—	$(103,072,604)	$—	$(103,072,604)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-145

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Australia—6.0%
Dexus Property Group (REIT)	1,254,780	$9,383,352
Goodman Group (REIT)	4,309,447	25,488,320
GPT Group (The) (REIT)	3,667,818	14,444,769
Mirvac Group (REIT)	3,380,477	5,655,323
Scentre Group (REIT)	9,337,051	30,595,108

		85,566,872

Austria—0.4%
BUWOG AG	216,070	5,451,510

France—3.6%
Gecina S.A. (REIT)	114,578	15,548,537
Klepierre (REIT)	626,267	24,363,584
Unibail-Rodamco SE (REIT)	50,248	11,725,215

		51,637,336

Germany—3.3%
Deutsche Wohnen AG	338,623	11,150,789
LEG Immobilien AG	301,115	24,684,404
Vonovia SE	329,313	11,605,382

		47,440,575

Hong Kong—10.1%
Cheung Kong Property Holdings, Ltd.	4,778,500	32,260,962
Hang Lung Properties, Ltd.	8,863,000	23,082,823
Hongkong Land Holdings, Ltd.	1,770,200	13,627,348
Link REIT (The) (REIT)	4,064,600	28,472,991
New World Development Co., Ltd.	2,786,000	3,435,017
Sun Hung Kai Properties, Ltd.	2,200,300	32,325,513
Swire Properties, Ltd.	3,371,000	10,799,319

		144,003,973

Japan—11.1%
Activia Properties, Inc. (REIT)	1,783	8,503,906
Daito Trust Construction Co., Ltd.	67,400	9,268,724
Hulic Co., Ltd.	1,137,200	10,717,750
Japan Retail Fund Investment Corp. (REIT)	8,773	17,219,581
Kenedix Office Investment Corp. (REIT)	2,393	14,100,734
Mitsubishi Estate Co., Ltd.	260,756	4,768,434
Mitsui Fudosan Co., Ltd.	1,711,574	36,616,024
Mori Hills REIT Investment Corp. (REIT)	7,826	10,490,598
Nippon Prologis REIT, Inc. (REIT)	11,022	23,888,364
Orix JREIT, Inc. (REIT)	9,969	15,797,594
Sumitomo Realty & Development Co., Ltd.	263,000	6,847,320

		158,219,029

Luxembourg—0.4%
ADO Properties S.A.	156,698	5,620,949

Netherlands—0.8%
Eurocommercial Properties NV (REIT)	196,474	7,038,175
NSI NV (REIT)	1,113,286	4,571,861

		11,610,036

Singapore—0.8%
Global Logistic Properties, Ltd.	3,945,400	7,847,292
Mapletree Commercial Trust (REIT)	3,321,942	3,633,347

		11,480,639

Spain—0.3%
Hispania Activos Inmobiliarios SOCIMI S.A. (REIT)	278,750	4,005,564

Sweden—0.8%
Fabege AB (a)	175,250	2,787,582
Hufvudstaden AB - A Shares	545,980	8,091,956

		10,879,538

Switzerland—0.5%
PSP Swiss Property AG	77,491	7,051,902

United Kingdom—4.7%
Great Portland Estates plc (REIT)	703,840	5,735,102
Hammerson plc (REIT)	1,628,178	11,650,799
Land Securities Group plc (REIT)	1,973,115	26,193,827
Safestore Holdings plc (REIT)	911,484	4,330,456
Segro plc (REIT)	1,792,957	10,248,787
Tritax Big Box REIT plc	1,615,715	2,927,224
Unite Group plc (The) (REIT)	754,299	6,021,674

		67,107,869

United States—55.8%
Alexandria Real Estate Equities, Inc. (REIT) (a)	156,500	17,296,380
American Campus Communities, Inc. (REIT)	290,600	13,829,654
American Homes 4 Rent Trust (REIT) - Class A (a)	425,572	9,771,133
AvalonBay Communities, Inc. (REIT)	178,180	32,713,848
Boston Properties, Inc. (REIT)	103,700	13,730,917
Colony Starwood Homes (REIT) (a)	219,900	7,465,605
Crown Castle International Corp. (REIT)	138,918	13,120,805
CubeSmart (REIT) (a)	325,160	8,441,154
DCT Industrial Trust, Inc. (REIT)	313,427	15,082,107
DDR Corp. (REIT)	1,306,833	16,374,617
DiamondRock Hospitality Co. (REIT) (a)	506,800	5,650,820
Digital Realty Trust, Inc. (REIT) (a)	270,239	28,750,727
Equinix, Inc. (REIT)	36,300	14,533,431
Equity Residential (REIT)	232,850	14,487,927
Forest City Realty Trust, Inc. (REIT) - Class A	251,000	5,466,780
Gaming and Leisure Properties, Inc. (REIT)	644,700	21,545,874
GGP, Inc. (REIT)	1,772,644	41,089,888
HCP, Inc. (REIT)	627,500	19,628,200
Healthcare Realty Trust, Inc. (REIT) (a)	410,575	13,343,688
Healthcare Trust of America, Inc. (REIT) - Class A	407,669	12,825,267
Host Hotels & Resorts, Inc. (REIT) (a)	1,325,277	24,729,669
Hudson Pacific Properties, Inc. (REIT)	319,736	11,075,655
Invitation Homes, Inc. (REIT) (b)	354,400	7,736,552
Kilroy Realty Corp. (REIT)	213,000	15,353,040
Kimco Realty Corp. (REIT) (a)	850,000	18,776,500
Mid-America Apartment Communities, Inc. (REIT)	188,300	19,157,642

BHFTI-146

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Paramount Group, Inc. (REIT) (a)	500,900	$8,119,589
ProLogis, Inc. (REIT)	820,792	42,582,689
Public Storage (REIT)	157,760	34,535,242
Regency Centers Corp. (REIT)	368,800	24,484,632
Simon Property Group, Inc. (REIT)	375,079	64,524,840
SL Green Realty Corp. (REIT) (a)	258,760	27,588,991
Spirit Realty Capital, Inc. (REIT)	1,655,412	16,769,324
Sun Communities, Inc. (REIT)	322,000	25,866,260
Sunstone Hotel Investors, Inc. (REIT) (a)	744,007	11,405,627
UDR, Inc. (REIT) (a)	597,675	21,671,695
VEREIT, Inc. (REIT)	2,586,381	21,958,375
Vornado Realty Trust (REIT) (a)	355,952	35,705,545
Welltower, Inc. (REIT) (a)	536,557	37,998,967

		795,189,656

Total Common Stocks (Cost $1,365,477,305)		1,405,265,448

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $12,396,875 on 04/03/17, collateralized by $12,225,000 U.S. Treasury Note at 2.625% due 08/15/20 with a value of $12,648,535.	12,396,782	12,396,782

Total Short-Term Investments (Cost $12,396,782)		12,396,782

Securities Lending Reinvestments (c)—7.2%

Certificates of Deposit—3.5%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,495,673	1,498,770
Zero Coupon, 06/23/17	1,494,150	1,496,310
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	3,000,000	3,001,626
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	2,000,000	2,002,197
Bank of Tokyo UFJ, Ltd., New York 1.300%, 04/21/17	4,009,058	4,000,676
Bank of Tokyo-Mitsubishi, Ltd. 1.510%, 08/18/17	605,554	600,377
BNP Paribas New York 1.384%, 08/04/17 (d)	1,000,000	1,000,762
Credit Suisse AG New York 1.676%, 04/24/17 (d)	2,100,000	2,100,496
Danske Bank A/S London
Zero Coupon, 05/12/17	1,744,935	1,748,198
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,000,000	1,000,442

Certificates of Deposit—(Continued)
KBC Bank NV 1.150%, 04/27/17	500,000	499,705
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	500,000	499,970
Mizuho Bank Ltd. New York 1.582%, 04/26/17 (d)	2,000,000	2,000,332
National Australia Bank London 1.199%, 05/02/17 (d)	1,500,000	1,500,526
Natixis New York 1.241%, 08/03/17 (d)	2,000,000	2,001,288
Norinchukin Bank New York 1.451%, 07/12/17 (d)	2,000,000	2,001,770
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	3,000,000	2,999,901
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	5,000,000	4,999,985
Sumitomo Bank New York 1.578%, 06/19/17 (d)	2,500,000	2,501,690
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	2,000,000	2,001,359
Sumitomo Mitsui Trust Bank, Ltd., New York 1.572%, 04/26/17 (d)	2,000,000	2,000,662
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	3,500,000	3,498,767
UBS, Stamford 1.301%, 05/12/17 (d)	1,000,000	1,000,246
1.589%, 07/31/17 (d)	1,803,901	1,804,958
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	1,500,000	1,502,452
1.452%, 04/26/17 (d)	1,100,000	1,100,293

		50,363,758

Commercial Paper—2.0%
Barton Capital S.A. 1.110%, 04/21/17	1,994,327	1,998,666
Commonwealth Bank Australia 1.174%, 03/01/18	2,500,000	2,501,020
Den Norske ASA 1.432%, 04/27/17 (d)	1,000,000	1,000,216
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	4,300,000	4,299,622
HSBC plc 1.442%, 04/25/17 (d)	2,500,000	2,500,450
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	3,000,000	3,000,246
National Australia Bank, Ltd. 1.440%, 12/06/17 (d)	3,500,000	3,505,229
Starbird Funding Corp. 1.441%, 06/13/17 (d)	5,500,000	5,501,941
Versailles CDS LLC 1.050%, 06/05/17	2,492,927	2,494,663
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,500,000	1,502,718

		28,304,771

BHFTI-147

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,396,045 on 04/03/17, collateralized by $2,007,880 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,423,876.	1,395,956	$1,395,956
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,600,117 on 04/03/17, collateralized by $1,637,580 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,632,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $75,266 on 04/03/17, collateralized by $76,147 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $76,766.	75,260	75,260
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $500,054 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $6,034,560 on 06/02/17, collateralized by various Common Stock with a value of $6,600,000.	6,000,000	6,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,615,667 on 07/03/17, collateralized by various Common Stock with a value of $1,760,000.	1,600,000	1,600,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $8,000,653 on 04/03/17, collateralized by $9,365,211 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000%, maturity dates ranging from 06/30/18 - 01/16/58, with a value of $8,160,666.	8,000,000	8,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $1,000,078 on 04/03/17, collateralized by $2,993,474 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $1,020,000.	1,000,000	1,000,000

		22,171,216

Time Deposits—0.2%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.200%, 04/10/17	1,000,000	1,000,000
Shinkin Central Bank 1.440%, 04/26/17	200,000	200,000
1.440%, 04/27/17	300,000	300,000

		3,500,000

Total Securities Lending Reinvestments (Cost $104,310,334)		104,339,745

Total Investments—106.7% (Cost $1,482,184,421) (e)		1,522,001,975
Other assets and liabilities (net)—(6.7)%		(96,155,188)

Net Assets—100.0%		$1,425,846,787

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $87,219,832 and the collateral received consisted of cash in the amount of $104,311,741. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,482,184,421. The aggregate unrealized appreciation and depreciation of investments were $102,967,616 and $(63,150,062), respectively, resulting in net unrealized appreciation of $39,817,554.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

BHFTI-148

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Retail REIT’s	21.0
Office REIT’s	11.9
Residential REIT’s	11.1
Diversified REIT’s	9.6
Specialized REIT’s	8.8
Industrial REIT’s	8.4
Real Estate Operating Companies	8.4
Diversified Real Estate Activities	8.2
Health Care REITs	5.9
Hotel & Resort REITs	2.9

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$85,566,872	$—	$85,566,872
Austria	—	5,451,510	—	5,451,510
France	—	51,637,336	—	51,637,336
Germany	—	47,440,575	—	47,440,575
Hong Kong	—	144,003,973	—	144,003,973
Japan	—	158,219,029	—	158,219,029
Luxembourg	—	5,620,949	—	5,620,949
Netherlands	—	11,610,036	—	11,610,036
Singapore	—	11,480,639	—	11,480,639
Spain	—	4,005,564	—	4,005,564
Sweden	—	10,879,538	—	10,879,538
Switzerland	—	7,051,902	—	7,051,902
United Kingdom	—	67,107,869	—	67,107,869
United States	795,189,656	—	—	795,189,656
Total Common Stocks	795,189,656	610,075,792	—	1,405,265,448
Total Short-Term Investment*	—	12,396,782	—	12,396,782
Total Securities Lending Reinvestments*	—	104,339,745	—	104,339,745
Total Investments	$795,189,656	$726,812,319	$—	$1,522,001,975

Collateral for Securities Loaned (Liability)	$—	$(104,311,741)	$—	$(104,311,741)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-149

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Engility Holdings, Inc. (a)	57,266	$1,657,278
L3 Technologies, Inc.	582,900	96,347,541

		98,004,819

Auto Components—0.3%
Adient plc	140,683	10,223,434

Biotechnology—20.4%
Aduro Biotech, Inc. (a) (b)	31,570	339,377
Agios Pharmaceuticals, Inc. (a) (b)	170,800	9,974,720
Amgen, Inc.	1,610,100	264,169,107
Biogen, Inc. (a)	867,860	237,290,281
Bioverativ, Inc. (a) (b)	433,930	23,631,828
ImmunoGen, Inc. (a) (b)	499,700	1,933,839
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	20,033,067
ProQR Therapeutics NV (a)	88,300	441,500
Spark Therapeutics, Inc. (a)	53,520	2,854,757
Vertex Pharmaceuticals, Inc. (a)	909,672	99,472,633

		660,141,109

Building Products—1.8%
Johnson Controls International plc	1,406,834	59,255,848

Communications Equipment—0.1%
ARRIS International plc (a)	122,915	3,251,102

Construction & Engineering—0.9%
Fluor Corp.	519,410	27,331,354

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	6,554,305

Electronic Equipment, Instruments & Components—3.4%
Dolby Laboratories, Inc. - Class A	295,300	15,476,673
Fitbit, Inc. - Class A (a) (b)	54,350	321,752
TE Connectivity, Ltd.	1,269,625	94,650,544

		110,448,969

Energy Equipment & Services—4.6%
Core Laboratories NV	514,070	59,385,366
Frank’s International NV (b)	30,500	322,385
National Oilwell Varco, Inc. (b)	916,878	36,757,639
Weatherford International plc (a) (b)	7,614,500	50,636,425

		147,101,815

Health Care Equipment & Supplies—2.2%
Medtronic plc	861,379	69,392,692
Wright Medical Group NV (a) (b)	58,679	1,826,091

		71,218,783

Health Care Providers & Services—9.4%
UnitedHealth Group, Inc.	1,850,450	303,492,305

Internet & Direct Marketing Retail—1.8%
Liberty Expedia Holdings, Inc. - Class A (a) (b)	167,951	7,638,411

Internet & Direct Marketing Retail—(Continued)
Liberty Interactive Corp. - Class A (a) (b)	1,867,200	37,381,344
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	2,177,322
Liberty Ventures - Series A (a)	251,927	11,205,713

		58,402,790

Internet Software & Services—2.3%
Facebook, Inc. - Class A (a)	335,500	47,657,775
LogMeIn, Inc.	105,873	10,322,618
Twitter, Inc. (a) (b)	1,100,000	16,445,000

		74,425,393

Machinery—0.7%
Pentair plc (b)	339,804	21,332,895

Media—18.3%
AMC Networks, Inc. - Class A (a) (b)	825,825	48,459,411
CBS Corp. - Class B	323,200	22,417,152
Comcast Corp. - Class A	7,739,200	290,916,528
Liberty Braves Group - Class A (a) (b)	47,058	1,126,569
Liberty Braves Group - Class C (a)	94,117	2,225,867
Liberty Broadband Corp. - Class A (a) (b)	117,647	10,010,583
Liberty Broadband Corp. - Class C (a) (b)	305,883	26,428,291
Liberty Global plc - Class A (a) (b)	299,400	10,739,478
Liberty Global plc - Class C (a) (b)	299,400	10,490,976
Liberty Global plc LiLAC - Class A (a) (b)	52,325	1,163,708
Liberty Global plc LiLAC - Class C (a)	52,325	1,205,568
Liberty Media Corp.-Liberty Formula One - Class A (a) (b)	117,647	3,847,057
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	235,294	8,035,290
Liberty SiriusXM Group - Class A (a) (b)	470,588	18,315,285
Liberty SiriusXM Group - Class C (a)	941,176	36,498,805
Lions Gate Entertainment Corp. - Class B (a) (b)	348,621	8,499,380
Madison Square Garden Co. (The) - Class A (a) (b)	286,049	57,126,846
MSG Networks, Inc. - Class A (a) (b)	858,150	20,037,803
Viacom, Inc. - Class B	344,700	16,069,914

		593,614,511

Metals & Mining—1.0%
Freeport-McMoRan, Inc. (a)	1,270,800	16,977,888
Nucor Corp.	274,700	16,405,084

		33,382,972

Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp.	2,869,860	177,931,320
Newfield Exploration Co. (a)	255,400	9,426,814

		187,358,134

Pharmaceuticals—6.5%
Allergan plc	786,777	187,976,761
Mallinckrodt plc (a)	143,915	6,414,291
Teva Pharmaceutical Industries, Ltd. (ADR)	298,100	9,566,029

BHFTI-150

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc. (a) (b)	653,070	$7,203,362

		211,160,443

Semiconductors & Semiconductor Equipment—8.2%
Broadcom, Ltd.	891,161	195,128,613
Cree, Inc. (a) (b)	887,200	23,714,856
Intel Corp.	1,288,348	46,470,712

		265,314,181

Software—4.3%
Autodesk, Inc. (a) (b)	944,300	81,653,621
Citrix Systems, Inc. (a)	616,100	51,376,579
Nuance Communications, Inc. (a) (b)	400,000	6,924,000

		139,954,200

Technology Hardware, Storage & Peripherals—4.6%
Seagate Technology plc (b)	2,448,500	112,459,605
Western Digital Corp. (b)	444,489	36,683,677

		149,143,282

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	3,887,554

Total Common Stocks (Cost $2,164,292,764)		3,235,000,198

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group NV, Expires 03/01/19 (a) (Cost $573,350)	229,340	348,597

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $2,625,755 on 04/03/17, collateralized by $2,675,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $2,679,237.	2,625,735	2,625,735

Total Short-Term Investments (Cost $2,625,735)		2,625,735

Securities Lending Reinvestments (c)—9.0%

Certificates of Deposit—5.1%
ABN AMRO Bank NV Zero Coupon, 06/23/17	4,980,501	4,987,700

Certificates of Deposit—(Continued)
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	2,000,000	2,001,084
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	8,000,000	8,008,787
Canadian Imperial Bank
1.392%, 10/27/17 (d)	2,750,000	2,753,308
1.454%, 05/24/17 (d)	1,000,585	1,000,350
Chiba Bank, Ltd., New York 1.240%, 05/11/17	2,000,000	2,000,532
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	2,500,000	2,503,405
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	7,500,000	7,500,847
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	2,000,000	2,000,086
Credit Suisse AG New York
1.511%, 04/03/17 (d)	2,000,000	2,000,032
1.581%, 04/11/17 (d)	6,000,000	6,000,492
1.581%, 05/12/17 (d)	3,500,000	3,501,061
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	2,400,000	2,401,061
ING Bank NV 1.461%, 04/18/17 (d)	6,750,000	6,752,876
KBC Bank NV 1.150%, 04/18/17	7,000,000	7,000,630
1.150%, 04/27/17	3,000,000	2,998,230
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	5,000,000	5,000,610
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	2,000,000	2,001,152
1.591%, 04/11/17 (d)	4,000,000	4,000,304
1.643%, 04/18/17 (d)	3,500,000	3,500,508
National Australia Bank London 1.338%, 11/09/17 (d)	11,500,000	11,481,255
Natixis New York 1.241%, 08/03/17 (d)	5,000,000	5,003,220
Norinchukin Bank New York 1.346%, 08/21/17 (d)	6,000,000	6,001,878
1.451%, 07/12/17 (d)	4,000,000	4,003,540
Rabobank London 1.422%, 10/13/17 (d)	2,000,000	2,004,890
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	2,500,000	2,499,938
1.422%, 10/13/17 (d)	5,000,000	5,008,945
Sumitomo Bank New York 1.410%, 05/05/17 (d)	4,000,000	4,000,780
1.578%, 06/19/17 (d)	2,500,000	2,501,690
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (d)	3,000,000	3,000,174
1.591%, 04/12/17 (d)	3,000,000	3,000,598
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	5,000,000	5,003,398
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (d)	3,300,000	3,300,416
1.572%, 04/26/17 (d)	4,000,000	4,001,324

BHFTI-151

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	5,000,000	$5,002,585
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	5,100,000	5,098,203
1.330%, 01/10/18 (d)	5,000,000	5,000,980
UBS, Stamford 1.301%, 05/12/17 (d)	4,000,000	4,000,984
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	2,300,000	2,303,761
1.452%, 04/26/17 (d)	2,400,000	2,400,638

		163,532,262

Commercial Paper—1.4%
Barton Capital S.A. 1.110%, 04/21/17	5,982,980	5,995,998
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	4,000,000	4,004,888
DCAT LLC 1.200%, 04/11/17	1,698,187	1,699,531
Den Norske ASA 1.432%, 04/27/17 (d)	2,400,000	2,400,518
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	10,000,000	9,999,120
HSBC plc 1.442%, 04/25/17 (d)	6,000,000	6,001,080
Kells Funding LLC 1.100%, 06/05/17	3,486,525	3,492,463
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
1.120%, 04/13/17	1,495,800	1,499,466
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	1,000,000	1,000,082
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	2,500,000	2,499,705
Versailles Commercial Paper LLC 1.120%, 04/25/17	2,493,000	2,498,403
Westpac Banking Corp. 1.380%, 10/20/17 (d)	3,900,000	3,907,068

		45,997,103

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,635,589 on 04/03/17, collateralized by $3,790,671 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,688,130.	2,635,420	2,635,420

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $3,700,271 on 04/03/17, collateralized by $3,786,903 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $3,774,001.	3,700,000	3,700,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $21,013,650 on 04/03/17, collateralized by $3,244,463 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $23,057,718.	21,000,000	21,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $2,514,400 on 06/02/17, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $3,736,229 on 07/03/17, collateralized by various Common Stock with a value of $4,070,000.	3,700,000	3,700,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $16,001,307 on 04/03/17, collateralized by $18,730,422 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $16,321,333.	16,000,000	16,000,000

BHFTI-152

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $5,000,953 on 04/06/17, collateralized by $10,891,657 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $5,100,557.	5,000,000	$5,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $8,500,659 on 04/03/17, collateralized by $25,444,533 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $8,670,000.	8,500,000	8,500,000

		64,135,420

Time Deposits—0.5%
OP Corporate Bank plc 1.180%, 04/24/17	9,500,000	9,500,000
1.200%, 04/10/17	3,000,000	3,000,000
Shinkin Central Bank 1.440%, 04/26/17	3,700,000	3,700,000
1.440%, 04/27/17	500,000	500,000

		16,700,000

Total Securities Lending Reinvestments (Cost $290,308,322)		290,364,785

Total Investments—109.0% (Cost $2,457,800,171) (e)		3,528,339,315
Other assets and liabilities (net)—(9.0)%		(291,665,073)

Net Assets—100.0%		$3,236,674,242

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $281,406,051 and the collateral received consisted of cash in the amount of $290,270,031. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $2,457,800,171. The aggregate unrealized appreciation and depreciation of investments were $1,300,247,087 and $(229,707,943), respectively, resulting in net unrealized appreciation of $1,070,539,144.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

BHFTI-153

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,235,000,198	$—	$—	$3,235,000,198
Total Rights*	348,597	—	—	348,597
Total Short-Term Investment*	—	2,625,735	—	2,625,735
Total Securities Lending Reinvestments*	—	290,364,785	—	290,364,785
Total Investments	$3,235,348,795	$292,990,520	$—	$3,528,339,315

Collateral for Securities Loaned (Liability)	$—	$(290,270,031)	$—	$(290,270,031)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-154

Brighthouse Funds Trust I

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—94.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
L3 Technologies, Inc.	41,121	$6,796,890
Textron, Inc.	137,954	6,565,231

		13,362,121

Airlines—1.6%
JetBlue Airways Corp. (a) (b)	429,301	8,847,894

Banks—7.2%
CIT Group, Inc.	191,091	8,203,537
Citizens Financial Group, Inc.	170,980	5,907,359
Huntington Bancshares, Inc.	683,548	9,152,708
Signature Bank (a)	34,819	5,166,791
SunTrust Banks, Inc.	187,028	10,342,648

		38,773,043

Beverages—1.5%
Molson Coors Brewing Co. - Class B	82,961	7,940,197

Biotechnology—1.5%
BioMarin Pharmaceutical, Inc. (a)	35,054	3,077,040
Vertex Pharmaceuticals, Inc. (a)	46,484	5,083,025

		8,160,065

Capital Markets—1.9%
Ameriprise Financial, Inc.	46,533	6,034,400
Raymond James Financial, Inc.	52,467	4,001,133

		10,035,533

Chemicals—1.1%
Celanese Corp. - Series A	67,270	6,044,209

Communications Equipment—1.8%
Juniper Networks, Inc. (b)	191,030	5,316,365
Viavi Solutions, Inc. (a)	391,071	4,192,281

		9,508,646

Construction & Engineering—1.2%
Jacobs Engineering Group, Inc.	119,771	6,620,941

Construction Materials—1.1%
Martin Marietta Materials, Inc.	25,940	5,661,405

Consumer Finance—3.0%
SLM Corp. (a)	436,485	5,281,469
Synchrony Financial	311,864	10,696,935

		15,978,404

Containers & Packaging—1.1%
Ball Corp.	81,415	6,045,878

Diversified Telecommunication Services—0.4%
Level 3 Communications, Inc. (a)	37,316	2,135,222

Electric Utilities—2.8%
FirstEnergy Corp.	143,894	4,578,707
PG&E Corp.	82,334	5,463,684
Pinnacle West Capital Corp.	62,515	5,212,501

		15,254,892

Electrical Equipment—1.6%
AMETEK, Inc. (b)	161,339	8,725,213

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc.	104,709	2,827,143
VeriFone Systems, Inc. (a) (b)	187,844	3,518,318

		6,345,461

Energy Equipment & Services—1.9%
Patterson-UTI Energy, Inc.	144,221	3,500,244
TechnipFMC plc (a)	129,724	4,216,030
U.S. Silica Holdings, Inc.	51,497	2,471,341

		10,187,615

Equity Real Estate Investment Trusts—11.4%
Brixmor Property Group, Inc.	391,037	8,391,654
CyrusOne, Inc. (b)	87,639	4,510,779
DDR Corp.	453,464	5,681,904
Equity Residential	116,694	7,260,701
Federal Realty Investment Trust (b)	52,694	7,034,649
Mid-America Apartment Communities, Inc.	90,914	9,249,590
RLJ Lodging Trust (b)	287,582	6,761,053
Taubman Centers, Inc.	72,747	4,802,757
Vornado Realty Trust	74,347	7,457,748

		61,150,835

Food & Staples Retailing—1.2%
U.S. Foods Holding Corp. (a)	44,299	1,239,486
Whole Foods Market, Inc. (b)	174,465	5,185,100

		6,424,586

Food Products—1.4%
Conagra Brands, Inc.	115,791	4,671,009
Pinnacle Foods, Inc.	51,541	2,982,678

		7,653,687

Gas Utilities—1.0%
Atmos Energy Corp.	70,334	5,555,683

Health Care Equipment & Supplies—1.5%
Zimmer Biomet Holdings, Inc.	65,359	7,980,987

Health Care Providers & Services—1.8%
Acadia Healthcare Co., Inc. (a)	41,515	1,810,054
Centene Corp. (a)	32,984	2,350,440
Laboratory Corp. of America Holdings (a)	38,223	5,483,854

		9,644,348

BHFTI-155

Brighthouse Funds Trust I

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.2%
MGM Resorts International	241,328	$6,612,387

Household Durables—0.7%
Toll Brothers, Inc. (a) (b)	104,839	3,785,736

Insurance—5.9%
Arch Capital Group, Ltd. (a)	56,944	5,396,583
Arthur J. Gallagher & Co.	54,277	3,068,822
Hartford Financial Services Group, Inc. (The)	159,664	7,675,048
Lincoln National Corp.	92,949	6,083,512
Progressive Corp. (The)	149,043	5,839,505
W.R. Berkley Corp. (b)	53,146	3,753,702

		31,817,172

Internet & Direct Marketing Retail—1.1%
Expedia, Inc.	47,677	6,015,407

Internet Software & Services—1.6%
GoDaddy, Inc. - Class A (a) (b)	72,247	2,738,161
IAC/InterActiveCorp (a)	76,568	5,644,593

		8,382,754

IT Services—1.7%
Computer Sciences Corp.	54,359	3,751,315
Fidelity National Information Services, Inc.	67,531	5,376,818

		9,128,133

Machinery—4.3%
Stanley Black & Decker, Inc.	68,834	9,145,974
Terex Corp.	79,539	2,497,525
Trinity Industries, Inc. (b)	157,139	4,172,040
Wabtec Corp. (b)	94,602	7,378,956

		23,194,495

Media—4.0%
Discovery Communications, Inc. - Class A (a) (b)	128,229	3,730,182
DISH Network Corp. - Class A (a)	119,280	7,573,087
Liberty Broadband Corp. - Class C (a)	18,766	1,621,382
Liberty Media Corp.-Liberty Formula One - Class C (a)	69,614	2,377,318
Viacom, Inc. - Class B	135,663	6,324,609

		21,626,578

Metals & Mining—2.4%
Alcoa Corp.	87,506	3,010,206
Freeport-McMoRan, Inc. (a)	322,720	4,311,539
Steel Dynamics, Inc.	160,876	5,592,050

		12,913,795

Mortgage Real Estate Investment Trusts—1.2%
Starwood Property Trust, Inc.	142,024	3,206,902
Two Harbors Investment Corp.	352,346	3,378,998

		6,585,900

Multi-Utilities—2.4%
Sempra Energy	88,538	9,783,449
Vectren Corp.	49,703	2,913,093

		12,696,542

Multiline Retail—0.5%
Dollar General Corp.	37,142	2,589,912

Oil, Gas & Consumable Fuels—7.2%
Anadarko Petroleum Corp.	55,636	3,449,432
Antero Resources Corp. (a)	139,777	3,188,313
Encana Corp.	297,956	3,489,065
Newfield Exploration Co. (a)	103,089	3,805,015
Parsley Energy, Inc. - Class A (a)	160,510	5,218,180
Pioneer Natural Resources Co.	14,350	2,672,401
RSP Permian, Inc. (a)	134,856	5,587,084
Williams Cos., Inc. (The)	205,347	6,076,218
WPX Energy, Inc. (a)	368,090	4,928,725

		38,414,433

Road & Rail—1.1%
Old Dominion Freight Line, Inc. (b)	68,543	5,865,224

Semiconductors & Semiconductor Equipment—1.6%
Marvell Technology Group, Ltd.	335,799	5,124,293
Qorvo, Inc. (a)	49,658	3,404,552

		8,528,845

Software—1.9%
Activision Blizzard, Inc.	62,625	3,122,482
Symantec Corp. (b)	149,853	4,597,490
Verint Systems, Inc. (a)	54,050	2,344,419

		10,064,391

Specialty Retail—0.4%
AutoZone, Inc. (a)	2,712	1,960,912

Textiles, Apparel & Luxury Goods—1.4%
Coach, Inc.	131,695	5,442,954
Kate Spade & Co. (a) (b)	79,100	1,837,493

		7,280,447

Trading Companies & Distributors—1.0%
MSC Industrial Direct Co., Inc. - Class A	54,734	5,624,466

Water Utilities—1.2%
American Water Works Co., Inc.	82,773	6,437,256

Total Common Stocks (Cost $461,959,704)		507,561,650

BHFTI-156

Brighthouse Funds Trust I

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investment—4.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $25,162,566 on 04/03/17, collateralized by $24,810,000 U.S. Treasury Note at 2.625% due 08/15/20 with a value of $25,669,542.	25,162,378	$25,162,378

Total Short-Term Investments (Cost $25,162,378)		25,162,378

Securities Lending Reinvestments (c)—11.1%

Certificates of Deposit—5.9%
ABN AMRO Bank NV Zero Coupon, 05/05/17	598,269	599,508
Zero Coupon, 06/23/17	996,100	997,540
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	1,000,000	1,000,542
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	2,000,000	2,002,041
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	1,000,000	1,001,098
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	1,000,000	1,000,483
BNP Paribas New York 1.384%, 08/04/17 (d)	500,000	500,381
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
Credit Suisse AG New York 1.581%, 05/12/17 (d)	1,500,000	1,500,454
1.676%, 04/24/17 (d)	1,250,000	1,250,295
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	600,000	600,265
KBC Bank NV 1.150%, 04/27/17	2,000,000	1,998,820
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	1,000,000	999,941
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	500,000	500,288
1.543%, 05/17/17	1,000,000	1,000,297
1.582%, 04/26/17 (d)	1,000,000	1,000,166
National Australia Bank London 1.199%, 05/02/17 (d)	1,000,000	1,000,350
1.338%, 11/09/17 (d)	1,700,000	1,697,229
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	2,000,000	1,999,934
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	2,600,000	2,601,391
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	1,250,000	1,250,850
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	500,000	500,236
1.572%, 04/26/17 (d)	1,000,000	1,000,331
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	2,300,000	2,299,190

Certificates of Deposit—(Continued)
UBS, Stamford 1.301%, 05/12/17 (d)	1,000,000	1,000,246
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	750,000	751,226
1.452%, 04/26/17 (d)	600,000	600,160

		31,654,465

Commercial Paper—3.1%
Barton Capital S.A. 1.110%, 04/21/17	997,163	999,333
1.160%, 04/07/17	1,196,365	1,199,836
Commonwealth Bank Australia 1.174%, 03/01/18	1,500,000	1,500,612
DCAT LLC 1.200%, 04/11/17	349,627	349,903
Den Norske ASA 1.432%, 04/27/17 (d)	600,000	600,130
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	2,700,000	2,699,762
HSBC plc 1.442%, 04/25/17 (d)	1,500,000	1,500,270
Kells Funding LLC 1.100%, 06/05/17	796,920	798,277
LMA S.A. & LMA Americas 1.090%, 05/10/17	498,516	499,391
Macquarie Bank, Ltd. 1.120%, 04/20/17	498,600	499,675
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	500,000	500,041
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	1,000,000	999,882
Sheffield Receivables Co. 1.170%, 04/07/17	498,521	499,881
Starbird Funding Corp. 1.441%, 06/13/17 (d)	1,000,000	1,000,353
Versailles CDS LLC 1.050%, 06/05/17	1,994,342	1,995,730
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,000,000	1,001,812

		16,644,888

Repurchase Agreements—1.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,697,020 on 04/03/17, collateralized by $5,317,288 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,770,721.	3,696,783	3,696,783

BHFTI-157

Brighthouse Funds Trust I

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $3,519 on 04/03/17, collateralized by $3,560 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $3,589.	3,519	$3,519
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $804,608 on 06/02/17, collateralized by various Common Stock with a value of $880,000.	800,000	800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,211,750 on 07/03/17, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	1,200,000

		8,700,302

Time Deposits—0.5%
OP Corporate Bank plc 1.180%, 04/24/17	1,500,000	1,500,000
Shinkin Central Bank 1.440%, 04/26/17	1,400,000	1,400,000
1.440%, 04/27/17	100,000	100,000

		3,000,000

Total Securities Lending Reinvestments (Cost $59,990,076)		59,999,655

Total Investments—110.3% (Cost $547,112,158) (e)		592,723,683
Other assets and liabilities (net)—(10.3)%		(55,588,662)

Net Assets—100.0%		$537,135,021

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $58,699,606 and the collateral received consisted of cash in the amount of $59,974,726. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $547,112,158. The aggregate unrealized appreciation and depreciation of investments were $54,640,668 and $(9,029,143), respectively, resulting in net unrealized appreciation of $45,611,525.

BHFTI-158

Brighthouse Funds Trust I

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$507,561,650	$—	$—	$507,561,650
Total Short-Term Investment*	—	25,162,378	—	25,162,378
Total Securities Lending Reinvestments*	—	59,999,655	—	59,999,655
Total Investments	$507,561,650	$85,162,033	$—	$592,723,683

Collateral for Securities Loaned (Liability)	$—	$(59,974,726)	$—	$(59,974,726)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-159

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Australia—3.3%
AMP, Ltd.	15,995,682	$63,144,119
Orica, Ltd.	3,406,045	45,770,174

		108,914,293

China—1.9%
Baidu, Inc. (ADR) (a)	353,450	60,977,194

France—16.0%
BNP Paribas S.A.	1,806,276	120,313,340
Bureau Veritas S.A.	2,721,000	57,403,099
Danone S.A.	952,512	64,818,605
Kering	139,500	36,114,798
LVMH Moet Hennessy Louis Vuitton SE	187,300	41,183,373
Pernod-Ricard S.A.	340,000	40,241,487
Publicis Groupe S.A.	608,300	42,511,474
Safran S.A.	802,700	59,970,742
Sanofi	98,700	8,930,033
Valeo S.A.	732,000	48,817,779

		520,304,730

Germany—10.8%
Allianz SE	655,400	121,405,061
Bayerische Motoren Werke AG	616,200	56,210,184
Continental AG	306,800	67,258,954
Daimler AG	1,434,600	105,947,975

		350,822,174

Hong Kong—1.0%
Melco Crown Entertainment, Ltd. (ADR)	1,804,056	33,447,198

India—1.1%
Infosys, Ltd. (ADR)	2,182,900	34,489,820

Indonesia—2.0%
Bank Mandiri Persero Tbk PT	72,761,800	63,886,524

Ireland—3.1%
Experian plc	1,706,400	34,832,161
Willis Towers Watson plc	493,974	64,656,257

		99,488,418

Israel—0.1%
Check Point Software Technologies, Ltd. (a)	27,300	2,802,618

Italy—4.5%
Intesa Sanpaolo S.p.A.	42,178,700	114,562,919
Prada S.p.A.	7,394,202	31,073,233

		145,636,152

Japan—7.7%
Daiwa Securities Group, Inc.	6,573,200	40,159,505
Honda Motor Co., Ltd.	2,535,900	76,625,235
Komatsu, Ltd.	543,500	14,218,226
Olympus Corp.	780,400	30,081,649
Omron Corp.	427,300	18,800,813

Japan—(Continued)
Toyota Motor Corp.	1,312,900	71,447,670

		251,333,098

Mexico—2.2%
Grupo Televisa S.A.B. (ADR)	2,789,708	72,365,026

Netherlands—7.7%
Akzo Nobel NV	198,961	16,489,520
ASML Holding NV	127,450	16,904,962
CNH Industrial NV	11,207,600	108,085,393
EXOR NV	1,173,005	60,666,915
Koninklijke Philips NV	1,469,872	47,248,646

		249,395,436

South Korea—0.8%
Samsung Electronics Co., Ltd.	14,530	26,760,496

Sweden—6.1%
Atlas Copco AB - B Shares	517,194	16,438,879
Hennes & Mauritz AB - B Shares	3,534,400	90,195,609
SKF AB - B Shares (b)	2,532,690	50,140,661
Volvo AB - B Shares (b)	2,929,991	43,137,800

		199,912,949

Switzerland—15.1%
Cie Financiere Richemont S.A.	759,947	59,984,763
Credit Suisse Group AG (a)	7,466,929	110,912,242
Glencore plc (a)	32,526,320	127,863,825
Kuehne & Nagel International AG	387,900	54,837,327
LafargeHolcim, Ltd. (a)	1,045,805	61,919,382
Nestle S.A.	355,100	27,240,803
Swatch Group AG (The) - Bearer Shares (b)	140,940	50,375,397

		493,133,739

Taiwan—0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,315,000	8,252,181

United Kingdom—13.6%
Ashtead Group plc	2,095,700	43,381,178
Diageo plc	2,225,400	63,746,646
G4S plc	10,484,900	39,976,187
Lloyds Banking Group plc	140,861,600	117,198,416
Meggitt plc	4,842,018	27,037,571
Royal Bank of Scotland Group plc (a)	16,707,701	50,685,533
Schroders plc	1,533,284	58,209,861
Schroders plc (non-voting shares)	10,427	287,810
Smiths Group plc	1,219,407	24,760,042
Wolseley plc	182,700	11,491,601
WPP plc	236,900	5,200,601

		441,975,446

Total Common Stocks (Cost $2,868,422,520)		3,163,897,492

BHFTI-160

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investment—0.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $25,605,097 on 04/03/17, collateralized by $26,080,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $26,121,311.	25,604,904	$25,604,904

Total Short-Term Investments (Cost $25,604,904)		25,604,904

Securities Lending Reinvestments (c)—2.0%

Certificate of Deposit—0.0%
UBS, Stamford 1.589%, 07/31/17 (d)	501,084	501,377

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $13,040,169 on 04/03/17, collateralized by $18,755,195 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $13,300,128.	13,039,333	13,039,333
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $14,001,027 on 04/03/17, collateralized by $14,328,821 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $14,280,003.	14,000,000	14,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $300,024 on 04/03/17, collateralized by $303,534 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $306,004.	300,000	300,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $400,043 on 04/03/17, collateralized by $61,799 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $439,195.	400,000	400,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $6,003,900 on 04/03/17, collateralized by $926,989 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $6,587,919.	6,000,000	6,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $14,001,085 on 04/03/17, collateralized by $41,908,642 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $14,280,000.	14,000,000	14,000,000

		47,739,333

Time Deposits—0.5%
Credit Agricole S.A. London 0.830%, 04/03/17	3,000,000	3,000,000
Den Norske Bank Oslo 0.900%, 04/03/17	3,000,000	3,000,000
Nordea Bank New York 0.810%, 04/03/17	3,000,000	3,000,000
Royal Bank of Canada 0.810%, 04/03/17	3,000,000	3,000,000
Skandanaviska Enskilda Banken 0.850%, 04/03/17	3,000,000	3,000,000
Svenska 0.800%, 04/03/17	3,000,000	3,000,000

		18,000,000

Total Securities Lending Reinvestments (Cost $66,239,980)		66,240,710

Total Investments—100.0% (Cost $2,960,267,404) (e)		3,255,743,106
Other assets and liabilities (net)—0.0%		(671,461)

Net Assets—100.0%		$3,255,071,645

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $61,273,647 and the collateral received consisted of cash in the amount of $66,240,416. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.

BHFTI-161

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(e)	As of March 31, 2017, the aggregate cost of investments was $2,960,267,404. The aggregate unrealized appreciation and depreciation of investments were $392,215,531 and $(96,739,829), respectively, resulting in net unrealized appreciation of $295,475,702.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Banks	14.4
Automobiles	9.5
Machinery	7.1
Textiles, Apparel & Luxury Goods	6.7
Capital Markets	6.5
Insurance	5.7
Metals & Mining	3.9
Diversified Financial Services	3.8
Media	3.7
Auto Components	3.6

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
AUD	16,094,000	State Street Bank and Trust	06/21/17	$11,766,050	$(512,304)
CHF	37,688,000	State Street Bank and Trust	09/20/17	37,737,436	(291,302)

Net Unrealized Depreciation					$(803,606)

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc

BHFTI-162

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$108,914,293	$—	$108,914,293
China	60,977,194	—	—	60,977,194
France	—	520,304,730	—	520,304,730
Germany	—	350,822,174	—	350,822,174
Hong Kong	33,447,198	—	—	33,447,198
India	34,489,820	—	—	34,489,820
Indonesia	—	63,886,524	—	63,886,524
Ireland	64,656,257	34,832,161	—	99,488,418
Israel	2,802,618	—	—	2,802,618
Italy	—	145,636,152	—	145,636,152
Japan	—	251,333,098	—	251,333,098
Mexico	72,365,026	—	—	72,365,026
Netherlands	—	249,395,436	—	249,395,436
South Korea	—	26,760,496	—	26,760,496
Sweden	—	199,912,949	—	199,912,949
Switzerland	—	493,133,739	—	493,133,739
Taiwan	—	8,252,181	—	8,252,181
United Kingdom	—	441,975,446	—	441,975,446
Total Common Stocks	268,738,113	2,895,159,379	—	3,163,897,492
Total Short-Term Investment*	—	25,604,904	—	25,604,904
Total Securities Lending Reinvestments*	—	66,240,710	—	66,240,710
Total Investments	$268,738,113	$2,987,004,993	$—	$3,255,743,106

Collateral for Securities Loaned (Liability)	$—	$(66,240,416)	$—	$(66,240,416)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(803,606)	$—	$(803,606)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-163

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—2.5% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—2.5%
U.S. Treasury Floating Rate Notes 0.956%, 07/31/18# (a)	8,310,000	$8,324,011
0.972%, 04/30/18# (a)	22,092,000	22,128,717
1.054%, 01/31/18# (a)	11,050,000	11,074,862

Total U.S. Treasury & Government Agencies (Cost $41,452,000)		41,527,590

Commodity-Linked Securities—2.0%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 08/22/17 (144A)# (a)	9,270,000	7,559,746
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 08/14/17 (144A)# (a)	17,930,000	15,401,240
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 08/15/17 (144A)# (a)	12,150,000	10,581,384

Total Commodity-Linked Securities (Cost $39,350,000)		33,542,370

Short-Term Investments—93.9%

Certificate of Deposit—7.3%
Bank of Nova Scotia 1.341%, 07/14/17 (b)	32,000,000	32,026,144
Norinchukin Bank (NY) 1.030%, 05/16/17 (b)	20,000,000	20,001,188
Sumitomo Mitsui Trust Bank, Ltd. (NY) 0.950%, 04/06/17 (b)	50,000,000	50,000,699
Toronto-Dominion Bank 1.030%, 04/12/17 (b)	20,000,000	20,001,301

		122,029,332

Commercial Paper—53.8%
American Honda Finance Corp. 0.681%, 04/05/17 (b)	24,000,000	23,997,343
Apple, Inc. 0.739%, 04/10/17 (b)	20,000,000	19,996,167
0.940%, 07/05/17 (b)	25,000,000	24,945,733
ASB Finance, Ltd. 0.994%, 06/01/17 (b)	20,000,000	19,968,483
Barton Capital Corp. 1.020%, 05/11/17 (b)	25,000,000	24,968,453
BMW U.S. Capital LLC 0.554%, 04/03/17 (b)	18,500,000	18,498,719

Commercial Paper—(Continued)
CDP Financial, Inc. 0.985%, 05/19/17 (b)	15,825,000	15,805,787
Coca-Cola, Inc. (The) 0.785%, 05/18/17 (b)	20,000,000	19,977,600
0.841%, 05/09/17 (b)	25,000,000	24,977,656
0.902%, 06/13/17 (b)	5,000,000	4,990,822
Collateralized Commercial Paper Co. LLC 1.034%, 05/19/17 (b)	20,000,000	19,972,751
DNB Bank ASA 0.615%, 04/03/17 (b)	20,000,000	19,998,528
DZ Bank AG 1.136%, 06/08/17 (b)	25,000,000	25,013,875
Exxon Mobil Corp. 0.705%, 05/15/17 (b)	16,000,000	15,982,880
0.900%, 06/06/17 (b)	22,000,000	21,964,133
Fairway Finance Co. LLC 1.118%, 04/14/17 (b)	30,000,000	30,004,350
Kells Funding LLC 1.104%, 06/21/17 (b)	30,000,000	29,926,132
Manhattan Asset Funding Co. LLC 0.809%, 04/12/17 (b)	30,000,000	29,991,410
Microsoft Corp. 0.870%, 06/06/17 (b)	20,000,000	19,966,277
Mitsubishi UFJ Financial Group, Inc. Barclays Bank plc 0.878%, 04/26/17 (b)	12,000,000	11,991,273
Nederlandse Waterschapsbank NV 0.765%, 04/07/17 (b)	30,000,000	29,995,275
Nestle Capital Corp. 0.922%, 06/15/17 (b)	40,000,000	39,923,747
Nieuw Amsterdam Receivables Corp. 1.009%, 05/09/17 (b)	20,000,000	19,978,463
NRW Bank 0.811%, 04/05/17 (b)	20,000,000	19,997,653
1.006%, 04/18/17 (b)	22,000,000	21,990,375
Old Line Funding LLC 1.172%, 06/20/17 (b)	25,000,000	25,011,150
PACCAR Financial Corp. 0.811%, 04/17/17 (b)	20,500,000	20,491,665
PepsiCo, Inc. 0.636%, 04/20/17 (b)	20,000,000	19,990,911
0.826%, 05/02/17 (b)	32,000,000	31,976,021
Regency Market No. 1 LLC 0.803%, 04/06/17 (b)	30,000,000	29,995,820
Ridgefield Funding Co. LLC 1.162%, 06/09/17 (b)	35,034,000	34,961,314
Societe Generale 0.974%, 05/03/17 (b)	25,000,000	24,978,733
Sumitomo Mitsui Banking Corp. 1.070%, 04/24/17 (b)	15,000,000	14,990,860
Total Capital Canada, Ltd. 0.849%, 04/10/17 (b)	25,000,000	24,994,069
0.894%, 04/19/17 (b)	20,500,000	20,490,620
Unilever Capital Corp. 0.701%, 04/11/17 (b)	24,500,000	24,493,974
0.767%, 05/02/17 (b)	15,000,000	14,988,760

BHFTI-164

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Victory Receivables Corp. 0.995%, 05/19/17 (b)	25,000,000	$24,959,133
Wal-Mart Stores, Inc. 0.786%, 04/18/17 (b)	25,000,000	24,990,187

		892,137,102

Municipals—4.6%
Columbus Regional Airport Authority, Revenue Bonds 0.930%, 04/01/35 (a)	21,000,000	21,000,000
County of Emery, Utah, Revenue Bonds 0.850%, 11/01/24 (a)	13,300,000	13,300,000
Gainesville & Hall County, GA, Development Authority, Revenue Bonds VRDN 0.960%, 03/01/21 (a)	1,700,000	1,700,000
Illinois Finance Authority, Revenue Bonds VRDN 0.920%, 10/01/29 (a)	10,000,000	10,000,000
New York State Dormitory Authority, Revenue Bonds Series C, VRDN 0.880%, 07/01/31 (a)	29,720,000	29,720,000

		75,720,000

Mutual Funds—21.6%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 1.000%# (c) (d)	228,277,745	228,277,745
STIT-Government & Agency Portfolio, Institutional Class 0.030% (c) (d)	78,078,699	78,078,699
STIT-Treasury Portfolio Institutional Class 0.604% (c) (d)	52,052,467	52,052,467

		358,408,911

U.S. Treasury—6.6%
U.S. Treasury Bills 0.389%, 04/06/17# (b) (e)	24,600,000	24,598,745
0.566%, 06/15/17# (b)	10,730,000	10,714,324
0.571%, 08/17/17# (b) (e)	5,370,000	5,354,003

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.587%, 06/08/17# (b) (e)	26,780,000	26,745,132
0.602%, 07/27/17# (b) (e)	20,740,000	20,688,399
0.618%, 07/06/17# (b) (e)	21,130,000	21,087,867

		109,188,470

Total Short-Term Investments (Cost $1,557,461,614)		1,557,483,815

Total Investments—98.4% (Cost $1,638,263,614) (f)		1,632,553,775
Other assets and liabilities (net)—1.6%		26,281,864

Net Assets—100.0%		$1,658,835,639

#	All or a portion represents positions held in the respective subsidiary.
*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2017.
(d)	Affiliated Issuer.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $61,775,307.
(f)	As of March 31, 2017, the aggregate cost of investments was $1,638,263,613. The aggregate unrealized appreciation and depreciation of investments were $156,172 and $(5,866,010), respectively, resulting in net unrealized depreciation of $(5,709,838).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $33,542,370, which is 2.0% of net assets.
(EMTN)—	Euro Medium-Term Note
(LIBOR)—	London InterBank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/17	3,053	AUD	384,837,956	$5,587,452
Brent Crude Oil Futures#	08/31/17	577	USD	32,862,159	(1,611,839)
Canada Government Bond 10 Year Futures	06/21/17	2,555	CAD	348,542,506	1,737,109
Euro Stoxx 50 Index Futures	06/16/17	3,425	EUR	114,271,081	3,274,456
Euro-Bund Futures	06/08/17	452	EUR	72,953,723	8,659
FTSE 100 Index Futures	06/16/17	1,292	GBP	94,070,804	(89,387)
Gasoline RBOB Futures#	04/28/17	564	USD	37,981,168	2,359,496
Hang Seng Index Futures	04/27/17	648	HKD	789,335,320	(963,896)
New York Harbor ULSD Futures#	05/31/17	235	USD	16,269,793	(666,310)

BHFTI-165

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini Futures	06/16/17	1,225	USD	83,499,112	$1,295,388
S&P 500 Index E-Mini Futures	06/16/17	840	USD	99,251,305	(164,905)
Silver Futures#	05/26/17	537	USD	48,421,739	595,621
TOPIX Index Futures	06/08/17	920	JPY	14,196,069,228	(2,524,649)
U.S. Treasury Long Bond Futures	06/21/17	838	USD	125,737,274	669,789
United Kingdom Long Gilt Bond Futures	06/28/17	1,878	GBP	235,832,311	4,714,576
WTI Light Sweet Crude Oil Futures#	08/21/17	490	USD	27,040,214	(1,638,614)

Net Unrealized Appreciation					$12,582,946

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
0.330%	10/23/17	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index#	USD	27,437,205	$(119,819)	$—	$(119,819)
0.450%	07/07/17	Barclays Bank plc	Barclays Commodity Strategy 1719 Excess Return Index#	USD	38,164,856	(1,427,280)	—	(1,427,280)
0.550%	07/07/17	Canadian Imperial Bank of Commerce	CIBC Custom 5 Agriculture Commodity Index#	USD	18,891,740	(697,581)	—	(697,581)
0.300%	04/10/17	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper I Index#	USD	32,282,140	242,968	—	242,968
0.120%	01/12/18	Cargill, Inc.	Cargill Gold Index 1#	USD	20,622,585	—	—	—
0.400%	10/07/17	Goldman Sachs International	Goldman Sachs Alpha Basket B823 Excess Return Strategy#	USD	38,833,556	(2,005,095)	—	(2,005,095)
0.000%	04/30/17	Goldman Sachs International	Hang Seng Index	HKD	227,784,352	(277,875)	—	(277,875)
0.250%	04/25/17	JPMorgan Chase Bank N.A.	JPMorgan Contag Gas Oil Class#	USD	17,441,287	696,144	—	696,144
0.250%	08/17/17	Bank of America N.A.	MLCX Natural Gas Annual Excess Return Index#	USD	18,973,775	—	—	—
0.300%	12/21/17	Macquarie Bank, Ltd.	Aluminum Dynamic Excess Return	USD	15,692,130	256,530	—	256,530
0.280%	09/18/17	Barclays Bank plc	Merrill Lynch Aluminum Excess Return	USD	6,044,484	—	—	—
0.140%	06/27/17	Bank of America N.A.	Merrill Lynch Gold Excess Return Index#	USD	29,153,706	—	—	—
0.470%	10/07/17	Cargill, Inc.	Monthly Rebalance Commodity Excess Return Index#	USD	40,567,773	—	—	—
0.380%	10/16/17	Morgan Stanley Capital Services, LLC	S&P GSCI Aluminum Dynamic Roll Index#	USD	23,106,825	746,332	—	746,332
0.090%	10/16/17	JPMorgan Chase Bank N.A.	S&P GSCI Gold Official Close Index#	USD	23,359,798	(29,828)	—	(29,828)

Totals						$(2,615,504)	$—	$(2,615,504)

#	All or a portion represents positions held in the respective subsidiary.

Index Information:

Barclays Commodity Strategy 1452 Excess Return Index—a commodity index that provide exposure to future contracts on Copper.

Barclays Commodity Strategy 1719 Excess Return Index—a commodity index that provides exposure to Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

CIBC Custom 5 Agriculture Index—a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

BHFTI-166

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Goldman Sachs Alpha Basket B823 Excess Return Strategy—a commodity index that provides exposure to Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

Monthly Rebalance Commodity Excess Return Index—a commodity index composed of futures contracts on Coffee ‘C’, Corn, Cotton No.2, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.

RBC Enhanced Agricultural Basket 04 Excess Return Index—a commodity index composed of futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$41,527,590	$—	$41,527,590
Total Commodity-Linked Securities	—	33,542,370	—	33,542,370
Short-Term Investments
Certificate of Deposit	—	122,029,332	—	122,029,332
Commercial Paper	—	892,137,102	—	892,137,102
Municipals	—	75,720,000	—	75,720,000
Mutual Funds	358,408,911	—	—	358,408,911
U.S. Treasury	—	109,188,470	—	109,188,470
Total Short-Term Investments	358,408,911	1,199,074,904	—	1,557,483,815
Total Investments	$358,408,911	$1,274,144,864	$—	$1,632,553,775

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$20,242,546	$—	$—	$20,242,546
Futures Contracts (Unrealized Depreciation)	(7,659,600)	—	—	(7,659,600)
Total Futures Contracts	$12,582,946	$—	$—	$12,582,946
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,941,974	$—	$1,941,974
OTC Swap Contracts at Value (Liabilities)	—	(4,557,478)	—	(4,557,478)
Total OTC Swap Contracts	$—	$(2,615,504)	$—	$(2,615,504)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-167

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Arconic, Inc. (a)	670,651	$17,664,947
Textron, Inc. (a)	687,823	32,733,497

		50,398,444

Automobiles—2.0%
General Motors Co.	1,379,228	48,769,502

Banks—22.1%
Bank of America Corp.	4,710,743	111,126,427
Citigroup, Inc.	2,349,186	140,528,307
Citizens Financial Group, Inc.	812,484	28,071,322
Fifth Third Bancorp (a)	1,700,754	43,199,152
JPMorgan Chase & Co.	1,077,404	94,639,167
KeyCorp (a)	566,097	10,065,205
PNC Financial Services Group, Inc. (The)	417,064	50,147,775
U.S. Bancorp	189,602	9,764,503
Wells Fargo & Co.	902,016	50,206,211

		537,748,069

Biotechnology—2.4%
AbbVie, Inc. (a)	262,580	17,109,713
Biogen, Inc. (b)	83,547	22,843,421
Gilead Sciences, Inc.	261,324	17,749,126

		57,702,260

Building Products—1.4%
Johnson Controls International plc	817,029	34,413,261

Capital Markets—6.2%
Bank of New York Mellon Corp. (The)	815,678	38,524,472
Goldman Sachs Group, Inc. (The)	120,509	27,683,327
Morgan Stanley	1,133,677	48,566,723
State Street Corp.	451,265	35,925,207

		150,699,729

Chemicals—0.6%
CF Industries Holdings, Inc. (a)	535,876	15,727,961

Communications Equipment—2.6%
Cisco Systems, Inc.	1,905,124	64,393,191

Consumer Finance—1.4%
Ally Financial, Inc. (a)	1,671,298	33,977,488

Containers & Packaging—0.8%
International Paper Co. (a)	406,741	20,654,308

Electric Utilities—0.7%
FirstEnergy Corp. (a)	500,312	15,919,928

Electrical Equipment—2.3%
Eaton Corp. plc (a)	527,994	39,150,755
Emerson Electric Co.	286,366	17,141,869

		56,292,624

Energy Equipment & Services—1.2%
Halliburton Co. (a)	519,664	$25,572,666
Weatherford International plc (a) (b)	713,511	4,744,848

		30,317,514

Food & Staples Retailing—1.9%
CVS Health Corp.	264,545	20,766,783
Wal-Mart Stores, Inc. (a)	348,326	25,107,338

		45,874,121

Food Products—0.3%
Mondelez International, Inc. - Class A (a)	156,396	6,737,540

Health Care Equipment & Supplies—0.8%
Medtronic plc	237,895	19,164,821

Health Care Providers & Services—2.3%
Anthem, Inc. (a)	181,858	30,075,676
Cardinal Health, Inc.	136,381	11,121,871
McKesson Corp.	99,247	14,714,360

		55,911,907

Hotels, Restaurants & Leisure—3.1%
Carnival Corp.	1,267,401	74,662,593

Industrial Conglomerates—1.2%
General Electric Co. (a)	981,534	29,249,713

Insurance—3.4%
Aflac, Inc. (a)	171,095	12,390,700
Allstate Corp. (The) (a)	398,270	32,455,022
American International Group, Inc. (a)	589,344	36,792,746

		81,638,468

Internet Software & Services—1.9%
eBay, Inc. (b)	1,122,934	37,696,894
Yahoo!, Inc. (a) (b)	185,285	8,599,077

		46,295,971

IT Services—1.0%
Cognizant Technology Solutions Corp. - Class A (b)	20,587	1,225,338
PayPal Holdings, Inc. (b)	524,084	22,546,094

		23,771,432

Machinery—2.4%
Caterpillar, Inc. (a)	481,454	44,659,673
Ingersoll-Rand plc	178,364	14,504,560

		59,164,233

Media—3.3%
CBS Corp. - Class B	233,742	16,212,345
Charter Communications, Inc. - Class A (b)	37,964	12,426,377
Comcast Corp. - Class A	517,776	19,463,200
Twenty-First Century Fox, Inc. - Class B (a)	986,104	31,338,385

		79,440,307

BHFTI-168

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.4%
Alcoa Corp.	250,621	$8,621,362

Oil, Gas & Consumable Fuels—14.2%
BP plc (ADR)	1,202,486	41,509,817
Canadian Natural Resources, Ltd.	654,633	21,433,034
Chevron Corp.	395,289	42,442,180
Devon Energy Corp.	927,374	38,690,043
Hess Corp. (a)	600,147	28,933,087
Marathon Oil Corp. (a)	1,828,250	28,886,350
Occidental Petroleum Corp.	324,611	20,567,353
QEP Resources, Inc. (a) (b)	1,220,243	15,509,288
Royal Dutch Shell plc - Class A (ADR)	915,096	48,253,012
Suncor Energy, Inc.	1,884,533	57,949,390

		344,173,554

Personal Products—0.6%
Unilever NV	301,920	14,999,386

Pharmaceuticals—6.7%
Merck & Co., Inc.	473,656	30,096,102
Mylan NV (b)	576,560	22,480,075
Novartis AG	281,903	20,929,042
Pfizer, Inc.	1,424,963	48,747,984
Sanofi (ADR) (a)	871,364	39,429,221

		161,682,424

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp. (a)	816,648	29,456,493

Software—1.8%
Microsoft Corp.	565,060	37,214,852
Symantec Corp. (a)	196,664	6,033,651

		43,248,503

Specialty Retail—1.1%
Advance Auto Parts, Inc. (a)	176,398	26,152,767

Technology Hardware, Storage & Peripherals—1.6%
HP, Inc. (a)	344,088	6,152,293
NetApp, Inc. (a)	791,717	33,133,357

		39,285,650

Wireless Telecommunication Services—0.6%
Vodafone Group plc	5,905,918	15,360,117

Total Common Stocks (Cost $1,844,029,798)		2,321,905,641

Short-Term Investment—4.2%
Security Description	Principal Amount*	Value

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $102,449,430 on 04/03/17, collateralized by $102,710,000 U.S. Treasury Notes with rates ranging from 2.000% - 2.625%, maturity dates ranging from 07/31/20 - 08/15/20, with a value of $104,500,472.	102,448,662	$102,448,662

Total Short-Term Investments (Cost $102,448,662)		102,448,662

Securities Lending Reinvestments (c)—7.3%

Certificates of Deposit—3.9%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,791,922	2,797,704
Zero Coupon, 06/23/17	3,984,401	3,990,160
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	3,000,000	3,001,626
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	2,000,000	2,002,197
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	6,000,000	6,002,898
BNP Paribas New York 1.384%, 08/04/17 (d)	1,000,000	1,000,762
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
Chiba Bank, Ltd., New York 1.100%, 04/07/17	8,000,000	8,000,088
Credit Suisse AG New York 1.581%, 05/12/17 (d)	2,000,000	2,000,606
1.676%, 04/24/17 (d)	3,000,000	3,000,708
Danske Bank A/S London Zero Coupon, 05/12/17	2,991,317	2,996,910
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,300,000	1,300,575
KBC Bank NV 1.150%, 04/27/17	6,500,000	6,496,165
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	3,000,000	2,999,823
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (d)	2,000,000	1,999,862
1.339%, 08/02/17 (d)	500,000	500,288
1.543%, 05/17/17	4,000,000	4,001,188
1.582%, 04/26/17 (d)	3,000,000	3,000,498
National Australia Bank London 1.199%, 05/02/17 (d)	2,500,000	2,500,876
1.338%, 11/09/17 (d)	2,000,000	1,996,740
Norinchukin Bank New York 1.451%, 07/12/17 (d)	4,000,000	4,003,540
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	6,000,000	5,999,802
Sumitomo Bank New York 1.410%, 05/05/17 (d)	1,000,000	1,000,195

BHFTI-169

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	8,000,000	$8,004,280
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	3,000,000	3,001,413
1.572%, 04/26/17 (d)	5,000,000	5,001,655
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	1,000,000	1,000,517
UBS, Stamford 1.301%, 05/12/17 (d)	2,400,000	2,400,590
1.589%, 07/31/17 (d)	1,002,167	1,002,754
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	2,000,000	2,003,270
1.452%, 04/26/17 (d)	1,400,000	1,400,372

		95,409,265

Commercial Paper—2.1%
Barton Capital S.A. 1.110%, 04/21/17	1,994,327	1,998,666
Commonwealth Bank Australia 1.174%, 03/01/18	5,000,000	5,002,040
DCAT LLC 1.200%, 04/11/17	899,040	899,752
Den Norske ASA 1.432%, 04/27/17 (d)	1,300,000	1,300,281
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	6,200,000	6,199,454
HSBC plc 1.442%, 04/25/17 (d)	3,000,000	3,000,540
Kells Funding LLC 1.100%, 06/05/17	2,191,530	2,195,263
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,994,066	1,997,562
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
National Australia Bank, Ltd. 1.440%, 12/06/17 (d)	6,500,000	6,509,711
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	2,500,000	2,499,705
Sheffield Receivables Co. 1.170%, 04/07/17	2,991,128	2,999,286
Starbird Funding Corp. 1.441%, 06/13/17 (d)	3,500,000	3,501,235
Versailles CDS LLC 1.050%, 06/05/17	8,475,952	8,481,852
Westpac Banking Corp. 1.380%, 10/20/17 (d)	2,000,000	2,003,625

		49,588,323

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,817,434 on 04/03/17, collateralized by $4,052,211 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,873,600.	2,817,253	2,817,253
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $2,214,186 on 07/03/17, collateralized by various Common Stock with a value of $2,420,000.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $301,728 on 06/02/17, collateralized by various Common Stock with a value of $330,000.	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,524,479 on 07/03/17, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $7,000,572 on 04/03/17, collateralized by $8,194,560 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $7,140,583.	7,000,000	7,000,000

		16,817,253

Time Deposits—0.6%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.180%, 04/24/17	3,500,000	3,500,000
1.200%, 04/10/17	1,000,000	1,000,000
Shinkin Central Bank 1.350%, 04/21/17	1,900,000	1,900,000
1.440%, 04/25/17	750,000	750,000

BHFTI-170

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Shinkin Central Bank
1.440%, 04/26/17	3,300,000	$3,300,000
1.440%, 04/27/17	400,000	400,000
Svenska 0.800%, 04/03/17	2,000,000	2,000,000

		14,850,000

Total Securities Lending Reinvestments (Cost $176,626,946)		176,664,841

Total Investments—107.1% (Cost $2,123,105,406) (e)		2,601,019,144
Other assets and liabilities (net)—(7.1)%		(171,797,122)

Net Assets—100.0%		$2,429,222,022

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $167,980,869 and the collateral received consisted of cash in the amount of $176,546,552. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $2,123,105,406. The aggregate unrealized appreciation and depreciation of investments were $551,998,073 and $(74,084,335), respectively, resulting in net unrealized appreciation of $477,913,738.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
CAD	22,158,838	Barclays Bank plc	04/21/17	$16,436,320	$(230,792)
CAD	22,158,838	Canadian Imperial Bank of Commerce	04/21/17	16,440,747	(226,365)
CAD	22,158,724	Goldman Sachs & Co.	04/21/17	16,440,052	(226,974)
CAD	22,158,838	Royal Bank of Canada	04/21/17	16,436,600	(230,512)
CHF	4,537,742	Barclays Bank plc	04/21/17	4,510,306	(24,364)
CHF	4,537,742	Canadian Imperial Bank of Commerce	04/21/17	4,508,437	(26,233)
CHF	4,537,804	Goldman Sachs & Co.	04/21/17	4,509,171	(25,561)
CHF	4,537,742	Royal Bank of Canada	04/21/17	4,511,530	(23,140)
EUR	20,053,509	Barclays Bank plc	04/21/17	21,362,903	(46,353)
EUR	20,053,509	Canadian Imperial Bank of Commerce	04/21/17	21,346,960	(62,296)
EUR	20,053,721	Goldman Sachs & Co.	04/21/17	21,355,107	(54,375)
EUR	20,053,509	Royal Bank of Canada	04/21/17	21,364,207	(45,050)
GBP	9,725,569	Barclays Bank plc	04/21/17	11,821,964	(368,026)
GBP	9,725,569	Canadian Imperial Bank of Commerce	04/21/17	11,825,416	(364,573)
GBP	9,725,820	Goldman Sachs & Co.	04/21/17	11,823,972	(366,333)
GBP	9,725,569	Royal Bank of Canada	04/21/17	11,825,854	(364,135)

Net Unrealized Depreciation					$(2,685,082)

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

BHFTI-171

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$50,398,444	$—	$—	$50,398,444
Automobiles	48,769,502	—	—	48,769,502
Banks	537,748,069	—	—	537,748,069
Biotechnology	57,702,260	—	—	57,702,260
Building Products	34,413,261	—	—	34,413,261
Capital Markets	150,699,729	—	—	150,699,729
Chemicals	15,727,961	—	—	15,727,961
Communications Equipment	64,393,191	—	—	64,393,191
Consumer Finance	33,977,488	—	—	33,977,488
Containers & Packaging	20,654,308	—	—	20,654,308
Electric Utilities	15,919,928	—	—	15,919,928
Electrical Equipment	56,292,624	—	—	56,292,624
Energy Equipment & Services	30,317,514	—	—	30,317,514
Food & Staples Retailing	45,874,121	—	—	45,874,121
Food Products	6,737,540	—	—	6,737,540
Health Care Equipment & Supplies	19,164,821	—	—	19,164,821
Health Care Providers & Services	55,911,907	—	—	55,911,907
Hotels, Restaurants & Leisure	74,662,593	—	—	74,662,593
Industrial Conglomerates	29,249,713	—	—	29,249,713
Insurance	81,638,468	—	—	81,638,468
Internet Software & Services	46,295,971	—	—	46,295,971
IT Services	23,771,432	—	—	23,771,432
Machinery	59,164,233	—	—	59,164,233
Media	79,440,307	—	—	79,440,307
Metals & Mining	8,621,362	—	—	8,621,362
Oil, Gas & Consumable Fuels	344,173,554	—	—	344,173,554
Personal Products	14,999,386	—	—	14,999,386
Pharmaceuticals	140,753,382	20,929,042	—	161,682,424
Semiconductors & Semiconductor Equipment	29,456,493	—	—	29,456,493
Software	43,248,503	—	—	43,248,503
Specialty Retail	26,152,767	—	—	26,152,767
Technology Hardware, Storage & Peripherals	39,285,650	—	—	39,285,650
Wireless Telecommunication Services	—	15,360,117	—	15,360,117
Total Common Stocks	2,285,616,482	36,289,159	—	2,321,905,641
Total Short-Term Investment*	—	102,448,662	—	102,448,662
Total Securities Lending Reinvestments*	—	176,664,841	—	176,664,841
Total Investments	$2,285,616,482	$315,402,662	$—	$2,601,019,144

BHFTI-172

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(176,546,552)	$—	$(176,546,552)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(2,685,082)	$—	$(2,685,082)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-173

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Textron, Inc.	851,864	$40,540,208

Banks—12.7%
Comerica, Inc.	572,827	39,284,475
KeyCorp	2,194,054	39,010,280
Wintrust Financial Corp. (a)	436,139	30,145,928
Zions Bancorp (a)	803,319	33,739,398

		142,180,081

Building Products—2.2%
Johnson Controls International plc	588,106	24,771,025

Capital Markets—2.7%
Stifel Financial Corp. (a) (b)	602,133	30,221,055

Chemicals—5.0%
Eastman Chemical Co.	439,354	35,499,803
WR Grace & Co. (a)	290,415	20,244,830

		55,744,633

Commercial Services & Supplies—1.8%
Clean Harbors, Inc. (a) (b)	359,697	20,006,347

Communications Equipment—3.3%
Ciena Corp. (a) (b)	1,552,165	36,646,616

Construction & Engineering—2.5%
Fluor Corp.	528,255	27,796,778

Construction Materials—1.1%
Eagle Materials, Inc.	129,295	12,559,716

Diversified Financial Services—2.6%
Voya Financial, Inc.	761,984	28,924,913

Diversified Telecommunication Services—1.0%
Level 3 Communications, Inc. (b)	200,869	11,493,724

Electric Utilities—4.4%
Edison International	356,166	28,354,375
FirstEnergy Corp.	653,911	20,807,448

		49,161,823

Electrical Equipment—0.4%
Babcock & Wilcox Enterprises, Inc. (b)	432,151	4,036,290

Electronic Equipment, Instruments & Components—5.0%
Keysight Technologies, Inc. (b)	876,030	31,659,724
Zebra Technologies Corp. - Class A (a) (b)	272,267	24,844,364

		56,504,088

Energy Equipment & Services—4.3%
Amec Foster Wheeler plc	1,270,099	8,475,331
Baker Hughes, Inc.	387,883	23,203,161
TechnipFMC plc (b)	522,297	16,974,653

		48,653,145

Equity Real Estate Investment Trusts—5.7%
Forest City Realty Trust, Inc. - Class A (a)	1,192,987	25,983,257
Kimco Realty Corp.	726,848	16,056,072
Life Storage, Inc. (a)	267,765	21,988,862

		64,028,191

Food Products—2.5%
Conagra Brands, Inc.	690,008	27,834,923

Health Care Providers & Services—5.2%
AmerisourceBergen Corp. (a)	332,292	29,407,842
HealthSouth Corp. (a)	689,204	29,504,823

		58,912,665

Hotels, Restaurants & Leisure—4.0%
Royal Caribbean Cruises, Ltd.	459,696	45,100,775

Insurance—5.8%
Arthur J. Gallagher & Co. (a)	514,447	29,086,834
Willis Towers Watson plc	274,288	35,901,556

		64,988,390

IT Services—2.2%
Teradata Corp. (a) (b)	783,669	24,387,779

Machinery—2.4%
Ingersoll-Rand plc	327,672	26,646,287

Marine—1.1%
Kirby Corp. (a) (b)	176,410	12,445,726

Media—2.4%
Scripps Networks Interactive, Inc. - Class A (a)	350,234	27,447,839

Oil, Gas & Consumable Fuels—5.5%
Devon Energy Corp.	909,494	37,944,090
Marathon Oil Corp. (a)	1,484,288	23,451,750

		61,395,840

Pharmaceuticals—2.4%
Mylan NV (b)	705,209	27,496,099

Software—1.0%
Citrix Systems, Inc. (b)	129,026	10,759,478

Specialty Retail—1.9%
Advance Auto Parts, Inc. (a)	147,344	21,845,221

Technology Hardware, Storage & Peripherals—2.2%
Diebold Nixdorf, Inc. (a)	798,630	24,517,941

Total Common Stocks (Cost $946,609,657)		1,087,047,596

BHFTI-174

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investment—3.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $36,793,079 on 04/03/17, collateralized by $37,470,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $37,529,352.	36,792,803	$36,792,803

Total Short-Term Investments (Cost $36,792,803)		36,792,803

Securities Lending Reinvestments (c)—17.9%

Certificates of Deposit—9.4%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,794,807	1,798,524
Zero Coupon, 06/23/17	2,988,301	2,992,620
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	3,000,000	3,001,626
Bank of Montreal Chicago 1.081%, 09/06/17 (d)	4,000,000	4,004,083
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	2,000,000	2,002,197
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	5,000,000	5,002,415
BNP Paribas New York 1.384%, 08/04/17 (d)	1,250,000	1,250,952
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
Chiba Bank, Ltd., New York 1.100%, 04/07/17	5,000,000	5,000,055
Credit Suisse AG New York 1.581%, 05/12/17 (d)	3,000,000	3,000,909
1.676%, 04/24/17 (d)	2,000,000	2,000,472
Danske Bank A/S London Zero Coupon, 05/12/17	2,492,764	2,497,425
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,300,000	1,300,575
KBC Bank NV 1.150%, 04/26/17	2,000,000	2,000,280
1.150%, 04/27/17	6,000,000	5,996,460
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (d)	3,000,000	2,999,823
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (d)	800,000	799,945
1.339%, 08/02/17 (d)	250,000	250,144
1.543%, 05/17/17	5,000,000	5,001,485
1.582%, 04/26/17 (d)	2,000,000	2,000,332
National Australia Bank London 1.199%, 05/02/17 (d)	2,000,000	2,000,701
1.338%, 11/09/17 (d)	6,000,000	5,990,220
Norinchukin Bank New York 1.451%, 07/12/17 (d)	5,000,000	5,004,425
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	6,000,000	5,999,802

Certificates of Deposit—(Continued)
Royal Bank of Canada New York 1.298%, 03/20/18 (d)	6,400,000	6,399,981
Sumitomo Bank New York 1.390%, 06/05/17 (d)	1,000,000	1,000,473
1.410%, 05/05/17 (d)	750,000	750,146
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	908,310	900,520
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	5,000,000	5,002,675
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	1,250,000	1,250,850
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	2,500,000	2,501,177
1.572%, 04/26/17 (d)	3,000,000	3,000,993
Toronto Dominion Bank New York 1.221%, 03/13/18 (d)	1,800,000	1,799,366
1.330%, 01/10/18 (d)	3,000,000	3,000,588
UBS, Stamford 1.301%, 05/12/17 (d)	2,200,000	2,200,541
1.589%, 07/31/17 (d)	801,734	802,203
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	2,000,000	2,003,270
1.452%, 04/26/17 (d)	1,300,000	1,300,346

		104,809,802

Commercial Paper—3.7%
Barton Capital S.A. 1.110%, 04/21/17	2,492,908	2,498,332
Commonwealth Bank Australia 1.174%, 03/01/18	4,250,000	4,251,734
DCAT LLC 1.200%, 04/11/17	899,040	899,752
Den Norske ASA 1.432%, 04/27/17 (d)	1,300,000	1,300,281
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	6,500,000	6,499,428
HSBC plc 1.442%, 04/25/17 (d)	2,750,000	2,750,495
Kells Funding LLC 1.100%, 06/05/17	2,091,915	2,095,478
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,495,549	1,498,172
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
Manhattan Asset Funding Co. 1.184%, 09/07/17 (d)	500,000	500,041
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (d)	2,000,000	1,999,764
Sheffield Receivables Co. 1.170%, 04/07/17	3,489,649	3,499,167
Starbird Funding Corp. 1.441%, 06/13/17 (d)	3,500,000	3,501,235
Versailles CDS LLC 1.050%, 06/05/17	7,478,781	7,483,987
Westpac Banking Corp. 1.380%, 10/20/17 (d)	2,000,000	2,003,625

		41,780,842

BHFTI-175

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—4.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $4,495,532 on 04/03/17, collateralized by $6,465,758 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $4,585,151.	4,495,243	$4,495,243
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $2,000,147 on 04/03/17, collateralized by $2,046,974 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $2,040,000.	2,000,000	2,000,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,207,738 on 07/03/17, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $97,322 on 04/03/17, collateralized by $98,460 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $99,262.	97,314	97,314
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $12,508,125 on 04/03/17, collateralized by $1,931,228 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $13,724,832.	12,500,000	12,500,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,005,760 on 06/02/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $2,200,150 on 04/03/17, collateralized by $2,186,237 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $2,245,355.	2,200,000	2,200,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,524,479 on 07/03/17, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $10,000,817 on 04/03/17, collateralized by $11,706,514 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $10,200,833.	10,000,000	10,000,000
Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $5,000,953 on 04/06/17, collateralized by $10,891,657 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $5,100,557.	5,000,000	5,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $2,000,155 on 04/03/17, collateralized by $5,986,949 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $2,040,000.	2,000,000	2,000,000

		44,992,557

Time Deposits—0.8%
OP Corporate Bank plc 1.180%, 04/24/17	5,000,000	5,000,000
1.200%, 04/10/17	1,000,000	1,000,000
Shinkin Central Bank 1.440%, 04/25/17	750,000	750,000
1.440%, 04/26/17	2,000,000	2,000,000
1.440%, 04/27/17	300,000	300,000

		9,050,000

Total Securities Lending Reinvestments (Cost $200,608,603)		200,633,201

Total Investments—118.1% (Cost $1,184,011,063) (e)		1,324,473,600
Other assets and liabilities (net)—(18.1)%		(203,124,937)

Net Assets—100.0%		$1,121,348,663

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $196,525,727 and the collateral received consisted of cash in the amount of $200,573,516. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

BHFTI-176

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,184,011,063. The aggregate unrealized appreciation and depreciation of investments were $170,785,235 and $(30,322,698), respectively, resulting in net unrealized appreciation of $140,462,537.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$40,540,208	$—	$—	$40,540,208
Banks	142,180,081	—	—	142,180,081
Building Products	24,771,025	—	—	24,771,025
Capital Markets	30,221,055	—	—	30,221,055
Chemicals	55,744,633	—	—	55,744,633
Commercial Services & Supplies	20,006,347	—	—	20,006,347
Communications Equipment	36,646,616	—	—	36,646,616
Construction & Engineering	27,796,778	—	—	27,796,778
Construction Materials	12,559,716	—	—	12,559,716
Diversified Financial Services	28,924,913	—	—	28,924,913
Diversified Telecommunication Services	11,493,724	—	—	11,493,724
Electric Utilities	49,161,823	—	—	49,161,823
Electrical Equipment	4,036,290	—	—	4,036,290
Electronic Equipment, Instruments & Components	56,504,088	—	—	56,504,088
Energy Equipment & Services	40,177,814	8,475,331	—	48,653,145
Equity Real Estate Investment Trusts	64,028,191	—	—	64,028,191
Food Products	27,834,923	—	—	27,834,923
Health Care Providers & Services	58,912,665	—	—	58,912,665
Hotels, Restaurants & Leisure	45,100,775	—	—	45,100,775
Insurance	64,988,390	—	—	64,988,390
IT Services	24,387,779	—	—	24,387,779
Machinery	26,646,287	—	—	26,646,287
Marine	12,445,726	—	—	12,445,726

BHFTI-177

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$27,447,839	$—	$—	$27,447,839
Oil, Gas & Consumable Fuels	61,395,840	—	—	61,395,840
Pharmaceuticals	27,496,099	—	—	27,496,099
Software	10,759,478	—	—	10,759,478
Specialty Retail	21,845,221	—	—	21,845,221
Technology Hardware, Storage & Peripherals	24,517,941	—	—	24,517,941
Total Common Stocks	1,078,572,265	8,475,331	—	1,087,047,596
Total Short-Term Investment*	—	36,792,803	—	36,792,803
Total Securities Lending Reinvestments*	—	200,633,201	—	200,633,201
Total Investments	$1,078,572,265	$245,901,335	$—	$1,324,473,600

Collateral for Securities Loaned (Liability)	$—	$(200,573,516)	$—	$(200,573,516)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-178

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
BWX Technologies, Inc.	218,372	$10,394,507
Orbital ATK, Inc.	102,674	10,062,052
TransDigm Group, Inc.	38,482	8,472,197

		28,928,756

Air Freight & Logistics—0.7%
Forward Air Corp.	189,961	9,036,445

Auto Components—0.7%
Visteon Corp. (a) (b)	86,881	8,509,994

Banks—3.4%
BankUnited, Inc.	230,722	8,608,238
Cathay General Bancorp (b)	296,104	11,157,199
Cullen/Frost Bankers, Inc. (b)	122,844	10,929,430
MB Financial, Inc. (b)	240,996	10,319,449

		41,014,316

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a) (b)	38,167	5,520,857

Biotechnology—4.8%
ACADIA Pharmaceuticals, Inc. (a)	257,165	8,841,333
Agios Pharmaceuticals, Inc. (a) (b)	57,334	3,348,306
Exelixis, Inc. (a)	574,684	12,453,402
Halozyme Therapeutics, Inc. (a) (b)	822,514	10,659,781
Momenta Pharmaceuticals, Inc. (a) (b)	546,050	7,289,768
Neurocrine Biosciences, Inc. (a) (b)	166,498	7,209,363
Repligen Corp. (a)	229,562	8,080,582

		57,882,535

Building Products—1.8%
A.O. Smith Corp. (b)	216,861	11,094,609
Masonite International Corp. (a)	143,698	11,388,066

		22,482,675

Capital Markets—2.4%
Evercore Partners, Inc. - Class A	116,149	9,048,007
Financial Engines, Inc.	85,846	3,738,594
MarketAxess Holdings, Inc. (b)	59,696	11,192,403
WisdomTree Investments, Inc. (b)	503,265	4,569,646

		28,548,650

Chemicals—1.6%
Ingevity Corp. (a)	164,916	10,035,139
PolyOne Corp. (b)	270,824	9,232,390

		19,267,529

Commercial Services & Supplies—1.2%
Brink’s Co. (The)	9,871	527,605
Pitney Bowes, Inc. (b)	427,107	5,599,373
Steelcase, Inc. - Class A	518,545	8,685,629

		14,812,607

Construction Materials—1.2%
Martin Marietta Materials, Inc.	65,962	14,396,207

Containers & Packaging—1.0%
Berry Plastics Group, Inc. (a)	245,723	11,934,766

Distributors—1.1%
Pool Corp.	114,907	13,711,852

Electrical Equipment—1.0%
Acuity Brands, Inc. (b)	57,185	11,665,740

Electronic Equipment, Instruments & Components—4.7%
Cognex Corp.	205,424	17,245,345
Littelfuse, Inc. (b)	67,741	10,832,463
SYNNEX Corp.	68,565	7,675,166
Trimble, Inc. (a) (b)	296,469	9,489,973
Zebra Technologies Corp. - Class A (a)	126,458	11,539,292

		56,782,239

Energy Equipment & Services—0.9%
Patterson-UTI Energy, Inc. (b)	437,337	10,614,169

Equity Real Estate Investment Trusts—3.3%
CubeSmart	279,219	7,248,525
Highwoods Properties, Inc.	146,758	7,210,221
Physicians Realty Trust (b)	404,028	8,028,036
SBA Communications Corp. (a)	143,540	17,277,910

		39,764,692

Food Products—1.8%
B&G Foods, Inc. (b)	218,178	8,781,665
Lancaster Colony Corp.	99,085	12,766,111

		21,547,776

Health Care Equipment & Supplies—8.2%
Align Technology, Inc. (a)	109,584	12,570,381
Cantel Medical Corp. (b)	119,743	9,591,414
DexCom, Inc. (a) (b)	123,474	10,461,952
Halyard Health, Inc. (a) (b)	251,182	9,567,522
Hill-Rom Holdings, Inc.	132,111	9,327,037
ICU Medical, Inc. (a) (b)	52,145	7,962,541
Integra LifeSciences Holdings Corp. (a)	202,481	8,530,525
Nevro Corp. (a)	103,456	9,693,827
NuVasive, Inc. (a) (b)	131,871	9,848,126
NxStage Medical, Inc. (a)	453,414	12,165,098

		99,718,423

Health Care Providers & Services—3.2%
Chemed Corp. (b)	48,911	8,935,551
HealthEquity, Inc. (a) (b)	319,932	13,581,113
HealthSouth Corp. (b)	205,386	8,792,575
Select Medical Holdings Corp. (a) (b)	574,543	7,670,149

		38,979,388

BHFTI-179

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.7%
Evolent Health, Inc. - Class A (a)	357,949	$7,982,263

Hotels, Restaurants & Leisure—4.0%
Dunkin’ Brands Group, Inc.	180,441	9,866,514
Jack in the Box, Inc.	87,663	8,917,080
Panera Bread Co. - Class A (a) (b)	37,411	9,796,819
Penn National Gaming, Inc. (a)	535,989	9,878,277
Texas Roadhouse, Inc.	219,129	9,757,814

		48,216,504

Household Durables—0.6%
CalAtlantic Group, Inc. (b)	196,685	7,365,853

Insurance—2.1%
American Equity Investment Life Holding Co.	352,916	8,339,405
American Financial Group, Inc.	108,309	10,334,845
RLI Corp. (b)	119,687	7,183,614

		25,857,864

Internet Software & Services—2.2%
CoStar Group, Inc. (a) (b)	55,196	11,437,715
Pandora Media, Inc. (a) (b)	409,120	4,831,707
Q2 Holdings, Inc. (a) (b)	295,516	10,298,733

		26,568,155

IT Services—3.5%
Booz Allen Hamilton Holding Corp.	363,977	12,881,146
EPAM Systems, Inc. (a)	120,633	9,110,204
Euronet Worldwide, Inc. (a)	142,949	12,224,999
ExlService Holdings, Inc. (a) (b)	168,751	7,992,047

		42,208,396

Leisure Products—0.9%
Brunswick Corp.	172,916	10,582,459

Life Sciences Tools & Services—2.9%
Bio-Techne Corp. (b)	91,042	9,254,419
Pacific Biosciences of California, Inc. (a) (b)	969,748	5,013,597
PerkinElmer, Inc.	177,427	10,301,412
VWR Corp. (a)	390,523	11,012,749

		35,582,177

Machinery—4.0%
ITT, Inc.	236,364	9,695,651
John Bean Technologies Corp. (b)	121,743	10,707,297
Lincoln Electric Holdings, Inc. (b)	109,797	9,536,967
WABCO Holdings, Inc. (a)	74,475	8,744,855
Wabtec Corp. (b)	119,562	9,325,836

		48,010,606

Media—0.7%
IMAX Corp. (a) (b)	248,921	8,463,314

Oil, Gas & Consumable Fuels—3.5%
Centennial Resource Development, Inc. - Class A (a) (b)	586,122	10,685,004
Energen Corp. (a)	199,955	10,885,550
Laredo Petroleum, Inc. (a)	603,304	8,808,238
Parsley Energy, Inc. - Class A (a)	356,201	11,580,095

		41,958,887

Pharmaceuticals—2.7%
Catalent, Inc. (a)	312,208	8,841,731
Nektar Therapeutics (a)	646,206	15,166,455
Prestige Brands Holdings, Inc. (a) (b)	159,015	8,834,873

		32,843,059

Professional Services—0.8%
CEB, Inc.	127,050	9,986,130

Road & Rail—2.6%
Knight Transportation, Inc. (b)	374,364	11,736,312
Old Dominion Freight Line, Inc.	137,441	11,760,826
Swift Transportation Co. (a) (b)	402,963	8,276,860

		31,773,998

Semiconductors & Semiconductor Equipment—6.2%
Cavium, Inc. (a)	146,575	10,503,565
Cirrus Logic, Inc. (a)	119,167	7,232,245
Integrated Device Technology, Inc. (a)	363,526	8,604,660
MKS Instruments, Inc.	132,783	9,128,831
Monolithic Power Systems, Inc.	179,341	16,517,306
Power Integrations, Inc. (b)	169,289	11,130,752
Silicon Laboratories, Inc. (a) (b)	168,854	12,419,212

		75,536,571

Software—10.8%
Aspen Technology, Inc. (a)	229,934	13,547,711
CommVault Systems, Inc. (a)	210,431	10,689,895
Fair Isaac Corp.	106,863	13,779,984
Guidewire Software, Inc. (a)	184,783	10,408,826
Manhattan Associates, Inc. (a) (b)	193,930	10,094,056
MicroStrategy, Inc. - Class A (a) (b)	59,352	11,146,306
Proofpoint, Inc. (a) (b)	113,347	8,428,483
Qualys, Inc. (a) (b)	249,227	9,445,703
RealPage, Inc. (a) (b)	289,670	10,109,483
Take-Two Interactive Software, Inc. (a)	252,763	14,981,263
Ultimate Software Group, Inc. (The) (a) (b)	61,560	12,017,128
Verint Systems, Inc. (a)	145,704	6,319,911

		130,968,749

Specialty Retail—1.1%
Five Below, Inc. (a) (b)	185,160	8,019,280
Urban Outfitters, Inc. (a) (b)	237,007	5,631,286

		13,650,566

Technology Hardware, Storage & Peripherals—0.3%
Cray, Inc. (a) (b)	193,336	4,234,058

BHFTI-180

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.9%
Carter’s, Inc.	92,627	$8,317,905
G-III Apparel Group, Ltd. (a)	230,224	5,039,603
Steven Madden, Ltd. (a)	253,337	9,766,141

		23,123,649

Trading Companies & Distributors—0.7%
Watsco, Inc.	57,791	8,274,515

Total Common Stocks (Cost $872,478,256)		1,188,307,389

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $19,620,061 on 04/03/17, collateralized by $20,145,000 U.S. Treasury Note at 1.375% due 10/31/20 with a value of $20,013,514.	19,619,914	19,619,914

Total Short-Term Investments (Cost $19,619,914)		19,619,914

Securities Lending Reinvestments (c)—18.1%

Certificates of Deposit—10.6%
ABN AMRO Bank NV
Zero Coupon, 05/05/17	2,393,076	2,398,032
Bank of America N.A. 1.271%, 07/11/17 (d)	8,000,000	8,008,466
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	3,000,000	3,003,295
Canadian Imperial Bank
1.392%, 10/27/17 (d)	2,000,000	2,002,406
1.454%, 05/24/17 (d)	1,000,585	1,000,350
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	1,500,000	1,502,043
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	3,500,000	3,500,395
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	1,400,000	1,400,060
Credit Suisse AG New York 1.511%, 04/03/17 (d)	1,600,000	1,600,026
1.581%, 04/11/17 (d)	3,000,000	3,000,246
1.581%, 05/12/17 (d)	4,500,000	4,501,363
Danske Bank A/S London
Zero Coupon, 05/12/17	4,985,528	4,994,850
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	2,700,000	2,701,193
ING Bank NV 1.461%, 04/18/17 (d)	4,500,000	4,501,918

Certificates of Deposit—(Continued)
KBC Bank NV 1.120%, 05/08/17	750,000	750,113
1.150%, 04/18/17	3,000,000	3,000,270
1.150%, 04/27/17	5,000,000	4,997,050
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	4,000,000	4,000,488
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	1,000,000	1,000,576
1.591%, 04/11/17 (d)	2,000,000	2,000,152
1.643%, 04/18/17 (d)	6,100,000	6,100,884
National Australia Bank London 1.199%, 05/02/17 (d)	4,500,000	4,501,577
1.338%, 11/09/17 (d)	4,500,000	4,492,665
Natixis New York 1.241%, 08/03/17 (d)	5,800,000	5,803,735
1.444%, 04/07/17 (d)	2,000,000	2,000,110
Norinchukin Bank New York 1.451%, 07/12/17 (d)	6,000,000	6,005,310
Rabobank London 1.422%, 10/13/17 (d)	2,000,000	2,004,890
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	1,000,000	999,975
1.422%, 10/13/17 (d)	1,500,000	1,502,684
Sumitomo Bank New York 1.390%, 06/05/17 (d)	3,000,000	3,001,419
1.410%, 05/05/17 (d)	3,000,000	3,000,585
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	200,000	200,107
1.534%, 04/07/17 (d)	1,500,000	1,500,087
1.591%, 04/12/17 (d)	2,000,000	2,000,399
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (d)	3,000,000	3,000,378
1.572%, 04/26/17 (d)	2,000,000	2,000,662
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	5,000,000	5,002,585
Toronto Dominion Bank New York 1.330%, 01/10/18 (d)	4,500,000	4,500,882
UBS, Stamford 1.301%, 05/12/17 (d)	2,400,000	2,400,590
1.589%, 07/31/17 (d)	1,904,118	1,905,234
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	2,600,000	2,604,251
1.452%, 04/26/17 (d)	2,700,000	2,700,718

		128,093,029

Commercial Paper—3.1%
Barton Capital S.A. 1.110%, 04/21/17	4,487,235	4,496,998
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	3,500,000	3,504,277
Den Norske ASA 1.432%, 04/27/17 (d)	2,700,000	2,700,583
HSBC plc 1.442%, 04/25/17 (d)	7,000,000	7,001,260

BHFTI-181

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Kells Funding LLC 1.100%, 06/05/17	2,988,450	$2,993,540
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,495,549	1,498,172
1.120%, 04/13/17	2,991,600	2,998,932
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Sheffield Receivables Co. 1.170%, 04/04/17	4,985,538	4,999,635
Versailles Commercial Paper LLC 1.120%, 04/24/17	1,994,400	1,998,774
Westpac Banking Corp. 1.380%, 10/20/17 (d)	4,000,000	4,007,249

		38,198,122

Repurchase Agreements—3.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,682,557 on 04/03/17, collateralized by $3,858,223 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,736,035.	2,682,385	2,682,385
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,300,095 on 04/03/17, collateralized by $1,330,533 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,326,000.	1,300,000	1,300,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $201,290 on 07/03/17, collateralized by various Common Stock with a value of $220,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $63,831 on 04/03/17, collateralized by $64,578 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $65,103	63,826	63,826
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $13,008,450 on 04/03/17, collateralized by $2,008,477 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various common stock with a value of $14,273,825.	13,000,000	13,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various common stock with a value of $1,097,987.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $3,017,280 on 06/02/17, collateralized by various Common Stock with a value of $3,300,000.	3,000,000	3,000,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,500,103 on 04/03/17, collateralized by $1,490,616 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,530,924.	1,500,000	1,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $4,342,104 on 07/03/17, collateralized by various Common Stock with a value of $4,730,000.	4,300,000	4,300,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $7,000,572 on 04/03/17, collateralized by $8,194,560 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $7,140,583.	7,000,000	7,000,000
Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $5,000,953 on 04/06/17, collateralized by $10,891,657 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $5,100,557.	5,000,000	5,000,000

		39,046,211

Time Deposits—1.2%
OP Corporate Bank plc
1.180%, 04/24/17	3,650,000	3,650,000
1.200%, 04/10/17	3,500,000	3,500,000
Royal Bank of Canada 0.810%, 04/03/17	2,000,000	2,000,000

BHFTI-182

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Shinkin Central Bank
1.350%, 04/21/17	900,000	$900,000
1.440%, 04/26/17	3,400,000	3,400,000
1.440%, 04/27/17	800,000	800,000

		14,250,000

Total Securities Lending Reinvestments (Cost $219,527,269)		219,587,362

Total Investments—117.8% (Cost $1,111,625,439) (e)		1,427,514,665
Other assets and liabilities (net)—(17.8)%		(215,715,675)

Net Assets—100.0%		$1,211,798,990

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $214,517,996 and the collateral received consisted of cash in the amount of $219,466,691. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,111,625,439. The aggregate unrealized appreciation and depreciation of investments were $348,803,633 and $(32,914,407), respectively, resulting in net unrealized appreciation of $315,889,226.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,188,307,389	$—	$—	$1,188,307,389
Total Short-Term Investment*	—	19,619,914	—	19,619,914
Total Securities Lending Reinvestments*	—	219,587,362	—	219,587,362
Total Investments	$1,188,307,389	$239,207,276	$—	$1,427,514,665

Collateral for Securities Loaned (Liability)	$—	$(219,466,691)	$—	$(219,466,691)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—59.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—32.2%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	565,786	$582,250
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	1,780,825	1,884,362
6.000%, 07/01/28	382,048	431,354
Fannie Mae 30 Yr. Pool 3.500%, 07/01/42	1,863,685	1,915,489
3.500%, 08/01/42	773,192	791,355
4.500%, 02/01/40	592,119	640,716
5.000%, 09/01/35	1,310,414	1,433,621
6.000%, 12/01/39	468,077	528,781
Fannie Mae ARM Pool 1.209%, 07/01/24 (a)	5,000,000	4,986,967
1.219%, 09/01/24 (a)	3,000,000	2,990,956
1.239%, 11/01/23 (a)	4,692,625	4,710,546
1.259%, 09/01/24 (a)	3,802,916	3,808,425
1.479%, 01/01/21 (a)	925,358	927,590
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	1,265,101	1,409,528
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	267,386	10,344
Fannie Mae Pool 2.330%, 11/01/22	17,810,000	17,678,258
2.360%, 05/01/23	9,028,835	8,967,113
2.420%, 05/01/23	5,623,532	5,635,728
2.450%, 11/01/22	3,000,000	3,013,593
2.450%, 09/01/28	5,173,351	4,929,771
2.480%, 10/01/28	9,036,855	8,521,919
2.520%, 05/01/23	25,000,000	25,084,147
2.530%, 05/01/23	4,075,131	4,108,019
2.540%, 05/01/23	5,000,000	5,026,450
2.600%, 09/01/28	1,010,000	966,427
2.640%, 04/01/23	1,883,046	1,909,551
2.640%, 05/01/23	2,254,250	2,279,630
2.690%, 10/01/23	2,000,000	2,018,285
2.700%, 05/01/23	5,000,000	5,068,278
2.720%, 03/01/23	3,083,924	3,140,749
2.730%, 07/01/28	3,000,000	2,887,450
2.740%, 06/01/23	2,865,270	2,912,532
2.810%, 09/01/31	1,586,753	1,522,999
2.890%, 05/01/27	1,973,329	1,930,036
2.920%, 12/01/24	1,000,000	1,011,119
2.970%, 06/01/30	2,750,000	2,671,050
2.980%, 09/01/36	1,623,092	1,583,851
2.990%, 01/01/25	1,246,278	1,269,933
3.000%, 01/01/43	4,861,064	4,832,440
3.050%, 04/01/22	3,315,537	3,417,371
3.110%, 12/01/24	1,500,000	1,536,049
3.200%, 11/01/20	10,219,628	10,567,930
3.235%, 10/01/26	1,439,483	1,469,042
3.240%, 12/01/26	1,500,000	1,528,156
3.260%, 12/01/26	995,861	1,017,778
3.290%, 08/01/26	2,000,000	2,048,162
3.340%, 02/01/27	1,500,000	1,563,351
3.380%, 12/01/23	2,000,000	2,090,137
3.430%, 10/01/23	11,715,634	12,276,024

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.440%, 11/01/21	3,891,634	4,069,091
3.450%, 01/01/24	997,348	1,045,824
3.490%, 09/01/23	3,915,881	4,116,008
3.500%, 08/01/26	437,865	448,089
3.500%, 02/01/33	5,236,145	5,427,090
3.500%, 05/01/33	5,377,510	5,573,636
3.500%, 12/01/42	6,314,162	6,472,185
3.500%, 03/01/43	7,637,849	7,838,384
3.500%, 05/01/43	25,326,136	25,991,111
3.500%, 06/01/43	6,205,812	6,368,565
3.500%, 07/01/43	3,641,235	3,736,626
3.500%, 08/01/43	8,375,134	8,595,152
3.550%, 02/01/30	1,500,000	1,550,453
3.560%, 03/01/24	7,189,993	7,588,510
3.563%, 01/01/21	11,715,320	12,243,945
3.630%, 10/01/29	1,452,782	1,511,820
3.670%, 07/01/23	2,500,000	2,661,896
3.730%, 07/01/22	5,699,314	6,016,349
3.735%, 06/01/18	1,637,358	1,657,781
3.760%, 10/01/23	1,451,634	1,541,750
3.760%, 11/01/23	1,100,000	1,169,432
3.770%, 12/01/20	2,246,334	2,360,452
3.817%, 05/01/22	7,839,000	8,251,421
3.970%, 07/01/21	4,611,811	4,902,729
4.000%, 10/01/32	1,680,516	1,780,238
4.000%, 12/01/40	532,252	563,436
4.000%, 07/01/42	3,149,277	3,330,894
4.260%, 12/01/19	2,668,665	2,809,783
4.330%, 04/01/20	3,752,425	3,975,752
4.770%, 06/01/19	3,334,841	3,522,484
5.855%, 10/01/17	877,685	892,045
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (c)	2,299,582	1,797,713
Zero Coupon, 10/25/43 (c)	1,144,807	885,160
Zero Coupon, 12/25/43 (c)	2,567,673	1,994,121
1.125%, 03/25/27 (a)	364,868	365,307
1.482%, 05/25/35 (a)	2,459,815	2,459,359
1.482%, 10/25/42 (a)	1,206,458	1,205,675
1.582%, 10/25/43 (a)	2,648,476	2,671,352
1.582%, 12/25/43 (a)	3,062,557	3,052,515
1.882%, 03/25/38 (a)	407,685	414,654
1.982%, 08/25/32 (a)	934,858	964,115
3.500%, 02/25/43	6,665,264	6,901,780
5.000%, 03/25/40	8,208,814	8,951,800
5.500%, 12/25/35	1,371,393	1,393,804
5.548%, 01/25/41 (a) (b)	5,729,684	1,194,958
6.000%, 01/25/36	1,024,810	1,019,009
6.500%, 07/18/28	206,824	233,126
Fannie Mae-ACES (CMO) 2.207%, 01/25/22	10,000,000	9,916,975
2.280%, 12/27/22	9,391,000	9,287,878
2.488%, 05/25/26	1,600,000	1,539,594
2.569%, 12/25/26 (a)	4,800,000	4,595,021
2.614%, 10/25/21 (a)	2,000,000	2,033,393
2.723%, 10/25/24	2,000,000	1,998,838

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES (CMO)
3.103%, 07/25/24 (a)	1,394,000	$1,432,154
3.346%, 03/25/24 (a)	2,500,000	2,592,354
3.472%, 01/25/24 (a)	2,500,000	2,627,222
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,504,342	1,569,895
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	4,798,082	5,038,193
4.000%, 05/01/43	851,871	902,053
4.000%, 06/01/43	586,408	619,153
4.000%, 08/01/43	7,244,702	7,667,620
5.000%, 08/01/39	1,126,638	1,248,711
Freddie Mac ARM Non-Gold Pool 3.513%, 07/01/40 (a)	2,259,786	2,348,823
Freddie Mac Gold Pool 3.500%, 12/01/32	5,009,355	5,192,886
3.500%, 01/01/33	7,456,348	7,738,126
3.500%, 02/01/33	10,616,629	11,017,942
3.500%, 03/01/33	6,815,074	7,064,543
3.500%, 04/01/33	9,625,076	9,980,668
3.500%, 05/01/33	4,316,035	4,479,224
3.500%, 06/01/43	3,815,587	3,912,903
4.000%, 09/01/32	1,754,145	1,879,240
4.000%, 11/01/32	3,900,408	4,190,439
4.000%, 12/01/32	1,847,137	1,986,526
4.000%, 01/01/33	917,452	986,688
4.000%, 02/01/33	901,676	969,713
4.000%, 01/01/46	3,190,321	3,382,622
5.000%, 02/01/34	457,158	489,648
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.522%, 01/25/23	2,085,000	2,102,293
2.615%, 01/25/23	7,275,000	7,319,214
2.838%, 09/25/22	1,849,000	1,885,203
3.389%, 03/25/24	5,714,000	6,023,806
3.490%, 01/25/24	4,000,000	4,238,772
Freddie Mac REMICS (CMO) 1.362%, 08/15/42 (a)	5,906,775	5,984,080
1.592%, 11/15/37 (a)	1,141,711	1,154,352
1.612%, 03/15/24 (a)	624,649	627,853
2.262%, 03/15/38 (a)	600,000	645,604
3.000%, 02/15/26	1,915,000	1,975,317
3.500%, 08/15/39	3,238,959	3,368,194
3.500%, 06/15/48	6,758,689	7,006,056
5.000%, 08/15/35	1,650,000	1,809,798
5.458%, 10/15/37 (a) (b)	4,777,841	845,420
5.488%, 11/15/36 (a) (b)	2,903,448	306,187
5.750%, 06/15/35	7,426,402	8,393,177
6.000%, 07/15/35	6,167,431	6,771,064
6.000%, 03/15/36	2,897,420	3,334,612
6.500%, 05/15/28	466,912	522,414
6.500%, 03/15/37	949,482	1,076,837
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (c)	1,203,258	951,014
3.000%, 01/15/43	6,557,254	6,543,899
3.000%, 01/15/44	8,885,842	8,872,119

Agency Sponsored Mortgage - Backed—(Continued)
FREMF Mortgage Trust (CMO) 3.575%, 11/25/49 (144A) (a)	1,700,000	1,577,941
3.685%, 01/25/48 (144A) (a)	2,430,000	2,397,717
3.835%, 07/25/49 (144A) (a)	1,635,000	1,651,131
4.072%, 11/25/47 (144A) (a)	2,060,000	1,959,173
Ginnie Mae II ARM Pool 2.500%, 04/20/41 (a)	635,445	658,245
Ginnie Mae II Pool 4.381%, 06/20/63 (a)	8,919,912	9,410,211
4.457%, 05/20/63 (a)	14,281,458	15,040,544
4.464%, 05/20/63 (a)	10,220,088	10,759,390
4.490%, 04/20/63 (a)	4,931,978	5,201,880
Government National Mortgage Association (CMO) 1.080%, 08/20/60 (a)	182,057	181,975
1.080%, 11/20/62 (a)	178,894	178,763
1.120%, 12/20/62 (a)	2,311,999	2,290,882
1.180%, 02/20/62 (a)	5,760,024	5,761,873
1.190%, 03/20/63 (a)	759,149	753,650
1.200%, 02/20/63 (a)	1,698,239	1,683,871
1.230%, 02/20/63 (a)	7,208,882	7,168,049
1.250%, 03/20/63 (a)	3,702,145	3,684,153
1.250%, 07/20/64 (a)	4,130,001	4,108,652
1.250%, 09/20/64 (a)	1,694,131	1,683,475
1.260%, 04/20/63 (a)	8,468,257	8,428,484
1.280%, 01/20/63 (a)	2,672,680	2,677,129
1.280%, 04/20/63 (a)	6,593,152	6,561,958
1.280%, 06/20/64 (a)	5,431,490	5,403,253
1.280%, 07/20/64 (a)	2,490,063	2,477,263
1.330%, 04/20/62 (a)	686,737	688,263
1.380%, 04/20/64 (a)	13,542,912	13,537,127
1.380%, 05/20/64 (a)	9,555,056	9,551,523
1.430%, 07/20/63 (a)	6,103,788	6,109,607
1.430%, 01/20/64 (a)	1,444,826	1,446,707
1.430%, 02/20/64 (a)	4,906,145	4,912,482
1.430%, 03/20/64 (a)	1,764,323	1,766,248
1.470%, 02/20/64 (a)	2,064,322	2,071,965
1.478%, 09/20/37 (a)	312,378	313,753
1.480%, 09/20/63 (a)	4,088,734	4,100,407
1.530%, 09/20/63 (a)	4,095,269	4,113,988
1.650%, 02/20/63	15,083,946	14,921,113
1.650%, 04/20/63	9,019,921	8,896,279
1.750%, 03/20/63	—	0
1.780%, 12/20/66 (a)	1,658,236	1,679,422
4.489%, 04/20/43 (a)	2,209,107	2,331,406
4.500%, 01/16/25	1,068,733	1,177,959
4.726%, 11/20/42 (a)	8,899,618	9,619,132
5.000%, 12/20/33	1,782,055	1,966,659
5.000%, 09/20/38	4,589,412	4,750,142
5.000%, 06/16/39	689,512	735,679
5.000%, 07/20/39	3,561,488	3,930,959
5.000%, 10/20/39	3,860,701	4,336,876
5.213%, 06/20/40 (a)	4,194,148	4,597,133
5.500%, 02/20/33	105,626	109,137
5.500%, 07/16/33 (b)	1,205,765	245,790

		777,108,739

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—2.1%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20 (d)	43,119,000	$40,603,222
Tennessee Valley Authority 1.750%, 10/15/18 (d)	850,000	856,567
5.250%, 09/15/39	600,000	757,121
5.880%, 04/01/36	1,000,000	1,333,527
6.235%, 07/15/45	4,250,000	4,779,592
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	584,435
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	769,635
Zero Coupon, 06/15/35	750,000	374,110

		50,058,209

U.S. Treasury—25.0%
U.S. Treasury Bonds 2.750%, 08/15/42	3,300,000	3,146,085
2.875%, 05/15/43	4,000,000	3,894,532
3.125%, 11/15/41	3,480,000	3,561,154
3.500%, 02/15/39	1,450,000	1,595,850
3.875%, 08/15/40	4,230,000	4,890,278
4.250%, 05/15/39	200,000	244,242
4.250%, 11/15/40	2,000,000	2,441,094
4.375%, 02/15/38 (d)	18,100,000	22,588,945
4.375%, 11/15/39	25,650,000	31,836,062
4.375%, 05/15/40	4,200,000	5,214,728
4.375%, 05/15/41	1,200,000	1,493,953
4.500%, 05/15/38	1,000,000	1,268,359
4.500%, 08/15/39 (d)	4,500,000	5,683,536
5.250%, 11/15/28	7,000,000	8,944,964
5.250%, 02/15/29 (d)	500,000	641,035
5.500%, 08/15/28	15,000,000	19,476,570
6.000%, 02/15/26	12,525,000	16,190,028
6.125%, 08/15/29	5,000,000	6,925,000
U.S. Treasury Coupon Strips Zero Coupon, 08/15/19 (d)	11,280,000	10,902,707
Zero Coupon, 11/15/19 (d)	1,500,000	1,443,765
Zero Coupon, 02/15/20	5,175,000	4,954,002
Zero Coupon, 05/15/20 (d)	2,475,000	2,353,755
Zero Coupon, 08/15/20	2,360,000	2,229,534
Zero Coupon, 02/15/21 (d)	25,050,000	23,341,590
Zero Coupon, 05/15/21	16,285,000	15,073,233
Zero Coupon, 08/15/21 (d)	3,095,000	2,843,745
Zero Coupon, 11/15/21 (d)	14,940,000	13,634,916
Zero Coupon, 02/15/22	3,975,000	3,598,909
Zero Coupon, 05/15/22 (d)	14,560,000	13,087,096
Zero Coupon, 08/15/22	6,000,000	5,351,556
Zero Coupon, 11/15/22	6,250,000	5,533,625
Zero Coupon, 02/15/23 (d)	18,035,000	15,843,441
Zero Coupon, 05/15/23 (d)	57,400,000	50,074,325
Zero Coupon, 08/15/23 (d)	2,765,000	2,395,212
Zero Coupon, 11/15/23 (d)	2,300,000	1,977,809
Zero Coupon, 02/15/24	4,900,000	4,182,748
Zero Coupon, 08/15/24	2,500,000	2,099,855
Zero Coupon, 11/15/24	1,500,000	1,250,519

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/25	2,000,000	1,653,278
Zero Coupon, 05/15/25 (d)	5,500,000	4,511,287
Zero Coupon, 08/15/25	648,000	527,638
Zero Coupon, 11/15/26	366,129	285,936
Zero Coupon, 08/15/27	400,000	305,459
Zero Coupon, 11/15/27	570,000	432,148
Zero Coupon, 05/15/28 (d)	3,030,000	2,258,710
Zero Coupon, 08/15/28	1,750,000	1,294,583
Zero Coupon, 05/15/29	1,000,000	720,735
Zero Coupon, 08/15/29	800,000	572,765
Zero Coupon, 11/15/29	1,000,000	710,272
Zero Coupon, 02/15/30	8,300,000	5,853,666
Zero Coupon, 05/15/30	700,000	489,799
Zero Coupon, 08/15/30	3,925,000	2,719,362
Zero Coupon, 11/15/30	4,400,000	3,023,152
Zero Coupon, 02/15/31 (d)	2,800,000	1,909,452
Zero Coupon, 05/15/31	10,500,000	7,086,030
Zero Coupon, 08/15/31	2,800,000	1,872,354
Zero Coupon, 11/15/31	3,000,000	1,987,788
Zero Coupon, 02/15/32	9,900,000	6,502,488
Zero Coupon, 05/15/32	12,800,000	8,340,160
Zero Coupon, 08/15/32	6,900,000	4,460,277
Zero Coupon, 08/15/33	400,000	249,304
Zero Coupon, 11/15/33	13,000,000	8,025,992
Zero Coupon, 02/15/34	3,000,000	1,836,882
Zero Coupon, 05/15/34	11,000,000	6,668,860
Zero Coupon, 08/15/34	5,000,000	3,006,555
Zero Coupon, 05/15/35 (d)	4,000,000	2,341,592
U.S. Treasury Inflation Indexed Bonds 2.375%, 01/15/25 (e)	644,025	742,787
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (e)	1,609,080	1,621,150
U.S. Treasury Notes 0.875%, 07/31/19	340,000	336,401
1.000%, 08/31/19	12,000,000	11,894,064
1.250%, 02/29/20	11,000,000	10,921,372
1.375%, 01/31/20	3,000,000	2,992,032
1.750%, 01/31/23	7,100,000	6,968,259
1.750%, 05/15/23	2,500,000	2,445,800
2.000%, 11/30/20	7,000,000	7,071,638
2.000%, 10/31/21	3,000,000	3,013,710
2.000%, 08/15/25	4,000,000	3,895,000
2.125%, 08/31/20	10,000,000	10,157,420
2.125%, 01/31/21	2,000,000	2,027,344
2.125%, 08/15/21	21,000,000	21,247,737
2.125%, 05/15/25	12,000,000	11,819,064
2.500%, 08/15/23	2,300,000	2,346,538
2.625%, 08/15/20	13,000,000	13,417,924
2.625%, 11/15/20	22,500,000	23,233,882
2.750%, 02/15/24	2,300,000	2,379,962
3.125%, 05/15/21	27,000,000	28,404,837
3.625%, 02/15/21	32,000,000	34,260,000

		603,052,202

Total U.S. Treasury & Government Agencies (Cost $1,430,419,739)		1,430,219,150

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—26.7%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.3%
Airbus Group Finance B.V. 2.700%, 04/17/23 (144A)	249,000	$248,043
BAE Systems Holdings, Inc. 4.750%, 10/07/44 (144A)	338,000	352,598
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,079,001
Harris Corp. 3.832%, 04/27/25	600,000	610,797
4.854%, 04/27/35	500,000	534,120
L3 Technologies, Inc. 3.850%, 12/15/26 (d)	187,000	189,601
Lockheed Martin Corp. 3.100%, 01/15/23 (d)	193,000	195,640
4.500%, 05/15/36	450,000	477,914
6.150%, 09/01/36	236,000	297,607
Northrop Grumman Corp. 1.750%, 06/01/18 (d)	418,000	418,692
3.200%, 02/01/27 (d)	179,000	177,309
3.850%, 04/15/45	182,000	171,334
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	494,066
Rockwell Collins, Inc. 3.200%, 03/15/24	251,000	250,713
4.350%, 04/15/47	133,000	132,823
United Technologies Corp. 7.500%, 09/15/29	1,568,000	2,189,867

		7,820,125

Agriculture—0.1%
Bunge N.A. Finance L.P. 5.900%, 04/01/17	247,000	247,000
Bunge, Ltd. Finance Corp. 8.500%, 06/15/19	1,084,000	1,228,993
Cargill, Inc. 7.350%, 03/06/19 (144A)	1,055,000	1,163,458

		2,639,451

Airlines—0.2%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	332,484	343,270
American Airlines Pass-Through Trust 3.000%, 10/15/28	1,403,000	1,343,372
3.650%, 06/15/28	157,000	155,921
3.650%, 02/15/29	444,000	445,798
4.950%, 01/15/23	982,679	1,045,207
United Airlines Pass-Through Trust 3.450%, 07/07/28 (d)	464,000	454,720
4.300%, 08/15/25	468,446	487,769

		4,276,057

Auto Manufacturers—0.9%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	700,000	701,227
2.300%, 09/09/26	236,000	219,421
2.900%, 02/16/24	450,000	449,179

Auto Manufacturers—(Continued)
BMW U.S. Capital LLC 2.250%, 09/15/23 (144A)	540,000	518,797
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	328,302
2.000%, 08/03/18 (144A)	300,000	300,709
2.250%, 07/31/19 (144A)	1,600,000	1,607,605
2.375%, 08/01/18 (144A)	378,000	380,722
2.875%, 03/10/21 (144A)	500,000	504,554
Ford Motor Co. 7.450%, 07/16/31	300,000	378,395
Ford Motor Credit Co. LLC 1.684%, 09/08/17	630,000	629,841
1.724%, 12/06/17	678,000	677,991
2.145%, 01/09/18	309,000	309,785
2.375%, 03/12/19	969,000	972,385
2.459%, 03/27/20 (d)	950,000	947,429
3.000%, 06/12/17	400,000	401,132
3.339%, 03/28/22	784,000	786,746
3.810%, 01/09/24	655,000	657,089
4.134%, 08/04/25	200,000	200,975
4.375%, 08/06/23 (d)	900,000	939,467
General Motors Co. 4.875%, 10/02/23	200,000	213,383
6.600%, 04/01/36	1,104,000	1,269,289
General Motors Financial Co., Inc. 3.200%, 07/13/20	682,000	693,744
3.200%, 07/06/21	300,000	301,138
3.450%, 01/14/22	400,000	403,311
3.700%, 05/09/23	683,000	685,575
4.000%, 01/15/25 (d)	200,000	201,003
4.000%, 10/06/26	910,000	896,826
4.300%, 07/13/25 (d)	1,360,000	1,381,167
4.350%, 01/17/27	437,000	440,803
Hyundai Capital America 2.400%, 10/30/18 (144A)	239,000	239,752
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	788,350
1.900%, 09/14/21 (144A)	98,000	94,798
2.650%, 09/26/18 (144A)	300,000	303,018
Toyota Motor Credit Corp. 1.375%, 01/10/18	700,000	699,875
1.450%, 01/12/18	206,000	205,967

		20,729,750

Banks—6.7%
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	1,160,000	1,168,767
4.750%, 07/28/25 (144A) (d)	500,000	514,052
American Express Bank FSB 6.000%, 09/13/17	1,800,000	1,835,750
American Express Centurion Bank 5.950%, 06/12/17	250,000	252,102
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	1,300,000	1,310,274
2.850%, 08/06/20 (144A)	250,000	253,226

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	$205,187
Bank of America Corp. 2.000%, 01/11/18	2,740,000	2,747,003
2.250%, 04/21/20	312,000	311,173
2.600%, 01/15/19	1,225,000	1,237,755
2.625%, 10/19/20	485,000	487,599
2.650%, 04/01/19	660,000	668,467
3.300%, 01/11/23	2,621,000	2,637,266
4.000%, 01/22/25	1,071,000	1,069,872
4.125%, 01/22/24	1,780,000	1,859,276
4.250%, 10/22/26	520,000	528,019
5.000%, 05/13/21	330,000	358,305
5.625%, 07/01/20	1,000,000	1,096,742
5.700%, 01/24/22	2,497,000	2,803,322
6.000%, 09/01/17	360,000	366,466
6.400%, 08/28/17	1,276,000	1,300,777
6.500%, 07/15/18	997,000	1,053,054
Bank of Montreal 2.375%, 01/25/19	575,000	580,008
2.550%, 11/06/22	500,000	496,246
Bank of New York Mellon Corp. (The) 2.200%, 05/15/19	354,000	356,679
3.250%, 09/11/24	1,200,000	1,211,887
4.150%, 02/01/21	670,000	711,834
5.450%, 05/15/19	278,000	298,349
Bank of Nova Scotia (The) 1.450%, 04/25/18	300,000	299,502
1.850%, 04/14/20	700,000	693,112
1.875%, 09/20/21 (144A) (d)	300,000	294,159
2.800%, 07/21/21	500,000	506,041
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.700%, 09/09/18 (144A)	1,000,000	1,010,143
4.100%, 09/09/23 (144A)	1,114,000	1,180,586
Barclays plc 3.650%, 03/16/25	254,000	247,292
3.684%, 01/10/23	386,000	387,829
4.375%, 01/12/26	599,000	606,998
BB&T Corp. 2.450%, 01/15/20	833,000	841,503
2.625%, 06/29/20	400,000	404,080
6.850%, 04/30/19	525,000	575,360
BNZ International Funding, Ltd. 2.350%, 03/04/19 (144A)	842,000	845,617
2.900%, 02/21/22 (144A) (d)	300,000	300,253
BPCE S.A. 1.625%, 01/26/18	1,200,000	1,198,657
3.375%, 12/02/26	700,000	689,219
5.700%, 10/22/23 (144A)	400,000	424,216
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	850,000	842,443
Capital One Financial Corp. 2.450%, 04/24/19	176,000	177,013
3.200%, 02/05/25 (d)	236,000	228,517
3.750%, 04/24/24	671,000	682,404
3.750%, 07/28/26	860,000	832,805
4.200%, 10/29/25	650,000	652,592

Banks—(Continued)
Capital One N.A. 1.500%, 03/22/18	500,000	498,805
2.400%, 09/05/19	300,000	300,943
Citigroup, Inc. 1.750%, 05/01/18	776,000	775,780
2.350%, 08/02/21 (d)	192,000	189,022
2.400%, 02/18/20	450,000	451,574
2.500%, 09/26/18	441,000	444,942
2.900%, 12/08/21	600,000	602,288
3.200%, 10/21/26	485,000	463,933
3.400%, 05/01/26	825,000	803,846
3.700%, 01/12/26	250,000	250,232
3.875%, 03/26/25	1,300,000	1,291,499
4.125%, 07/25/28	117,000	115,052
4.300%, 11/20/26	1,500,000	1,514,379
4.400%, 06/10/25	566,000	576,707
4.750%, 05/18/46	800,000	790,302
5.500%, 09/13/25	692,000	756,537
Citizens Financial Group, Inc. 2.375%, 07/28/21 (d)	110,000	108,470
4.300%, 12/03/25 (d)	193,000	198,920
Comerica, Inc. 3.800%, 07/22/26	1,116,000	1,117,644
Commonwealth Bank of Australia 2.000%, 09/06/21 (144A)	500,000	487,193
4.500%, 12/09/25 (144A) (d)	352,000	367,417
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	736,877
4.375%, 08/04/25	250,000	256,426
4.625%, 12/01/23	872,000	919,233
Credit Agricole S.A. 4.125%, 01/10/27 (144A)	677,000	671,609
4.375%, 03/17/25 (144A)	295,000	292,856
Credit Suisse AG 1.700%, 04/27/18	279,000	278,631
2.300%, 05/28/19	250,000	250,948
3.000%, 10/29/21	1,379,000	1,391,576
3.625%, 09/09/24	250,000	253,778
5.300%, 08/13/19	300,000	321,689
Credit Suisse Group AG 3.574%, 01/09/23 (144A) (d)	250,000	249,605
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	250,000	245,946
4.550%, 04/17/26	433,000	447,529
Danske Bank A/S 2.000%, 09/08/21 (144A)	366,000	355,455
2.700%, 03/02/22 (144A) (d)	372,000	370,573
Deutsche Bank AG 2.950%, 08/20/20 (d)	77,000	77,190
3.375%, 05/12/21	123,000	123,746
3.700%, 05/30/24	667,000	655,613
4.250%, 10/14/21 (144A) (d)	500,000	512,437
4.296%, 05/24/28 (a)	400,000	380,084
6.000%, 09/01/17	200,000	203,306
Discover Bank 3.200%, 08/09/21	1,650,000	1,670,952
4.200%, 08/08/23	493,000	513,416

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Fifth Third Bancorp 8.250%, 03/01/38	500,000	$712,270
Fifth Third Bank 2.375%, 04/25/19	650,000	654,750
Goldman Sachs Group, Inc. (The) 2.600%, 04/23/20	714,000	718,022
3.500%, 01/23/25	392,000	390,491
3.500%, 11/16/26	600,000	586,570
3.625%, 01/22/23	1,300,000	1,332,678
3.850%, 07/08/24	1,447,000	1,482,207
3.850%, 01/26/27	1,480,000	1,487,218
4.000%, 03/03/24	412,000	427,156
5.375%, 03/15/20	3,126,000	3,388,825
5.750%, 01/24/22	1,000,000	1,124,880
5.950%, 01/18/18	1,600,000	1,652,275
5.950%, 01/15/27	1,000,000	1,141,149
7.500%, 02/15/19	3,000,000	3,292,380
HSBC Bank plc 1.500%, 05/15/18 (144A)	821,000	818,545
4.750%, 01/19/21 (144A)	1,600,000	1,718,002
HSBC Holdings plc 2.650%, 01/05/22 (d)	2,402,000	2,371,408
3.600%, 05/25/23	550,000	558,879
3.900%, 05/25/26 (d)	200,000	202,669
4.041%, 03/13/28 (a) (d)	240,000	242,597
4.250%, 08/18/25	300,000	302,081
4.375%, 11/23/26	1,006,000	1,013,810
HSBC USA, Inc. 1.625%, 01/16/18	500,000	499,686
2.350%, 03/05/20 (d)	538,000	539,389
Huntington Bancshares, Inc. 2.300%, 01/14/22	813,000	792,336
Industrial & Commercial Bank of China, Ltd. 2.351%, 11/13/17	626,000	628,035
2.452%, 10/20/21	750,000	735,053
ING Bank NV 1.650%, 08/15/19 (144A)	300,000	296,268
2.000%, 11/26/18 (144A)	1,000,000	999,315
ING Groep NV 3.950%, 03/29/27	217,000	217,513
KeyCorp 5.100%, 03/24/21 (d)	896,000	977,797
Lloyds Banking Group plc 3.000%, 01/11/22	300,000	298,286
3.750%, 01/11/27	973,000	956,528
4.582%, 12/10/25	400,000	406,269
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	1,220,000	1,220,017
2.600%, 06/24/19 (144A)	979,000	988,694
2.850%, 07/29/20 (144A)	250,000	253,104
4.000%, 07/29/25 (144A)	250,000	259,242
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A) (d)	1,572,000	1,710,322
Manufacturers & Traders Trust Co. 6.625%, 12/04/17	970,000	1,002,448

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc. 2.527%, 09/13/23	250,000	241,501
Mizuho Bank, Ltd. 1.800%, 03/26/18 (144A)	484,000	484,025
3.600%, 09/25/24 (144A)	950,000	972,152
Morgan Stanley 1.875%, 01/05/18	517,000	517,909
3.625%, 01/20/27	700,000	694,887
3.700%, 10/23/24	500,000	507,186
3.875%, 04/29/24	700,000	720,395
5.000%, 11/24/25	1,269,000	1,362,629
5.500%, 01/26/20	1,430,000	1,551,496
5.500%, 07/28/21	807,000	894,924
5.625%, 09/23/19	3,030,000	3,271,770
5.750%, 01/25/21	2,500,000	2,775,140
5.950%, 12/28/17	1,757,000	1,811,739
National Australia Bank, Ltd. 2.400%, 12/09/19 (144A)	400,000	402,319
Nordea Bank AB 1.625%, 05/15/18 (144A)	1,400,000	1,399,497
4.875%, 01/27/20 (144A)	500,000	534,729
Northern Trust Corp. 3.375%, 08/23/21	300,000	312,074
PNC Financial Services Group, Inc. (The) 4.375%, 08/11/20	650,000	692,635
5.125%, 02/08/20	800,000	864,518
6.700%, 06/10/19	650,000	715,120
Regions Financial Corp. 3.200%, 02/08/21 (d)	268,000	272,536
Royal Bank of Canada 1.200%, 09/19/17	1,000,000	999,810
1.875%, 02/05/20	2,000,000	1,990,138
2.000%, 10/01/18	2,092,000	2,102,232
2.000%, 12/10/18	140,000	140,486
2.200%, 07/27/18	305,000	307,124
Santander Issuances S.A.U. 5.179%, 11/19/25	1,200,000	1,245,080
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	402,005
Societe Generale S.A. 4.000%, 01/12/27 (144A) (d)	500,000	488,720
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,495,395
Standard Chartered plc 5.200%, 01/26/24 (144A)	1,000,000	1,063,119
State Street Corp. 3.100%, 05/15/23	407,000	409,950
3.700%, 11/20/23	1,608,000	1,683,653
Sumitomo Mitsui Financial Group, Inc. 2.442%, 10/19/21 (d)	318,000	314,257
2.846%, 01/11/22 (d)	900,000	901,503
3.010%, 10/19/26	212,000	202,871
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 10/18/19 (144A)	1,000,000	992,213
SunTrust Banks, Inc. 2.750%, 05/01/23 (d)	2,000,000	1,975,590

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Toronto-Dominion Bank (The) 1.750%, 07/23/18	300,000	$300,677
2.250%, 11/05/19	255,000	256,696
2.500%, 12/14/20	500,000	504,554
3.625%, 09/15/31 (a)	433,000	424,015
U.S. Bancorp 2.375%, 07/22/26 (d)	1,570,000	1,466,961
U.S. Bank N.A. 2.125%, 10/28/19	350,000	351,653
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/22 (144A)	762,000	747,041
4.125%, 09/24/25 (144A)	300,000	305,076
Wachovia Corp. 5.750%, 02/01/18	500,000	515,712
Wells Fargo & Co. 2.550%, 12/07/20	179,000	179,908
3.300%, 09/09/24	770,000	771,182
3.500%, 03/08/22 (d)	1,900,000	1,968,181
4.100%, 06/03/26	1,291,000	1,318,097
4.600%, 04/01/21	3,470,000	3,730,496
4.650%, 11/04/44	595,000	597,175
4.750%, 12/07/46	383,000	391,280
5.375%, 11/02/43	1,005,000	1,119,180
Wells Fargo Bank N.A. 6.000%, 11/15/17	2,491,000	2,558,307
Westpac Banking Corp. 1.375%, 05/30/18 (144A)	2,000,000	1,994,794
3.350%, 03/08/27	600,000	596,798
4.322%, 11/23/31 (a)	450,000	454,729

		161,589,761

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/19 (d)	310,000	310,449
3.300%, 02/01/23	3,722,000	3,788,293
3.700%, 02/01/24 (d)	1,000,000	1,032,927
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	762,691
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	350,000	359,988
Constellation Brands, Inc. 4.250%, 05/01/23	100,000	105,458
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,381,029
Molson Coors Brewing Co. 3.000%, 07/15/26	375,000	356,600
PepsiCo, Inc. 3.450%, 10/06/46	800,000	723,818

		8,821,253

Biotechnology—0.3%
Amgen, Inc. 3.625%, 05/15/22 (d)	100,000	103,939
3.625%, 05/22/24	873,000	894,666
4.563%, 06/15/48	2,696,000	2,677,524
5.700%, 02/01/19	100,000	106,957

Biotechnology—(Continued)
Baxalta, Inc. 5.250%, 06/23/45	89,000	97,204
Biogen, Inc. 5.200%, 09/15/45	133,000	143,787
Celgene Corp. 3.250%, 08/15/22 (d)	490,000	498,174
3.625%, 05/15/24 (d)	591,000	598,221
3.950%, 10/15/20	500,000	523,473
5.700%, 10/15/40	165,000	182,769
Gilead Sciences, Inc. 2.500%, 09/01/23	79,000	76,433
3.250%, 09/01/22	630,000	643,553
3.500%, 02/01/25	115,000	115,810
3.650%, 03/01/26	115,000	116,044
3.700%, 04/01/24	704,000	723,164
4.000%, 09/01/36	201,000	191,035

		7,692,753

Building Materials—0.1%
Johnson Controls International plc 3.625%, 07/02/24	277,000	282,822
4.950%, 07/02/64	737,000	751,145
5.000%, 03/30/20	635,000	681,733

		1,715,700

Chemicals—0.5%
Agrium, Inc. 3.375%, 03/15/25	87,000	85,861
4.125%, 03/15/35	620,000	594,092
5.250%, 01/15/45	712,000	772,411
Air Liquide Finance S.A. 2.250%, 09/27/23 (144A) (d)	350,000	333,975
CF Industries, Inc. 4.500%, 12/01/26 (144A)	617,000	626,687
7.125%, 05/01/20	1,000,000	1,088,690
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 3.400%, 12/01/26 (144A)	339,000	339,340
Dow Chemical Co. (The) 3.000%, 11/15/22	106,000	107,088
4.125%, 11/15/21	106,000	112,469
7.375%, 11/01/29	1,000,000	1,355,183
8.850%, 09/15/21	640,000	784,451
E.I. du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	104,380
Monsanto Co. 4.700%, 07/15/64	100,000	93,556
Mosaic Co. (The) 4.250%, 11/15/23 (d)	1,980,000	2,051,506
5.450%, 11/15/33 (d)	1,163,000	1,219,996
Potash Corp. of Saskatchewan, Inc. 3.000%, 04/01/25 (d)	440,000	418,751
3.250%, 12/01/17	100,000	100,926
Praxair, Inc. 1.250%, 11/07/18 (d)	900,000	896,399
2.650%, 02/05/25	261,000	256,719

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Rohm & Haas Co. 6.000%, 09/15/17	68,000	$69,339
7.850%, 07/15/29	418,000	581,360

		11,993,179

Commercial Services—0.3%
Ecolab, Inc. 2.250%, 01/12/20	297,000	298,460
3.250%, 01/14/23	700,000	711,831
Equifax, Inc. 2.300%, 06/01/21	211,000	207,768
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	942,915
4.500%, 08/16/21 (144A)	1,740,000	1,853,140
7.000%, 10/15/37 (144A)	500,000	631,946
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	659,918
Western Union Co. (The) 3.600%, 03/15/22	995,000	1,002,095
6.200%, 06/21/40	200,000	203,705

		6,511,778

Computers—0.3%
Apple, Inc. 2.150%, 02/09/22 (d)	540,000	534,510
2.400%, 05/03/23	1,679,000	1,650,929
2.450%, 08/04/26 (d)	519,000	490,946
3.000%, 02/09/24	1,347,000	1,358,571
3.350%, 02/09/27	363,000	367,342
3.450%, 02/09/45	625,000	557,089
3.850%, 08/04/46	362,000	345,325
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 4.420%, 06/15/21 (144A)	459,000	479,997
5.450%, 06/15/23 (144A)	542,000	584,825
6.020%, 06/15/26 (144A)	476,000	518,926
Everett Spinco, Inc. 4.250%, 04/15/24 (144A)	310,000	315,216
HP Enterprise Services LLC 7.450%, 10/15/29	700,000	842,409
International Business Machines Corp. 6.500%, 01/15/28 (d)	300,000	380,332

		8,426,417

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	205,046

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22 (d)	468,000	471,568
AIG Global Funding 1.650%, 12/15/17 (144A)	314,000	314,207

Diversified Financial Services—(Continued)
Air Lease Corp. 2.125%, 01/15/20	798,000	791,971
3.000%, 09/15/23	484,000	472,970
3.625%, 04/01/27	100,000	97,195
3.875%, 04/01/21 (d)	300,000	310,995
American Express Credit Corp. 2.125%, 03/18/19 (d)	116,000	116,569
2.250%, 08/15/19	500,000	503,942
2.375%, 05/26/20	500,000	502,672
2.600%, 09/14/20	115,000	116,218
Ameriprise Financial, Inc. 2.875%, 09/15/26 (d)	635,000	610,096
4.000%, 10/15/23	1,380,000	1,463,731
Blackstone Holdings Finance Co. LLC 6.625%, 08/15/19 (144A)	1,200,000	1,321,615
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	598,784
8.800%, 07/15/19	300,000	342,544
CDP Financial, Inc. 4.400%, 11/25/19 (144A)	600,000	636,994
CME Group, Inc. 3.000%, 03/15/25 (d)	440,000	440,171
GE Capital International Funding Co. 2.342%, 11/15/20	6,696,000	6,724,967
3.373%, 11/15/25 (d)	174,000	178,569
4.418%, 11/15/35	2,521,000	2,662,060
International Lease Finance Corp. 5.875%, 08/15/22	298,000	331,936
8.625%, 01/15/22	850,000	1,040,072
Invesco Finance plc 4.000%, 01/30/24	500,000	524,450
Jefferies Group LLC 4.850%, 01/15/27 (d)	130,000	132,702
5.125%, 01/20/23	300,000	322,380
6.875%, 04/15/21	475,000	542,257
Legg Mason, Inc. 3.950%, 07/15/24 (d)	700,000	705,882
National Rural Utilities Cooperative Finance Corp. 2.950%, 02/07/24 (d)	210,000	210,435
Private Export Funding Corp. 2.800%, 05/15/22	1,000,000	1,030,860
3.550%, 01/15/24	7,383,000	7,863,759
Protective Life Global Funding 1.999%, 09/14/21 (144A)	750,000	723,651
Synchrony Financial 3.700%, 08/04/26	981,000	951,088
TD Ameritrade Holding Corp. 2.950%, 04/01/22	295,000	298,641

		33,355,951

Electric—1.8%
Alabama Power Co. 3.550%, 12/01/23	461,000	482,680
4.150%, 08/15/44	218,000	217,929

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Arizona Public Service Co. 2.200%, 01/15/20	142,000	$142,271
3.350%, 06/15/24	696,000	707,594
4.500%, 04/01/42	200,000	211,823
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,647,854
Berkshire Hathaway Energy Co. 1.100%, 05/15/17	460,000	459,990
2.400%, 02/01/20 (d)	364,000	366,722
3.750%, 11/15/23	1,736,000	1,814,302
6.125%, 04/01/36	333,000	415,727
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	933,049
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	1,118,000	1,156,952
CMS Energy Corp. 3.875%, 03/01/24	170,000	175,430
8.750%, 06/15/19	885,000	1,010,534
Commonwealth Edison Co. 3.650%, 06/15/46	162,000	151,726
Consumers Energy Co. 4.350%, 08/31/64	191,000	189,667
5.650%, 04/15/20	200,000	221,423
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	513,113
Dominion Resources, Inc. 2.750%, 01/15/22 (d)	232,000	230,800
2.850%, 08/15/26	183,000	170,879
DTE Electric Co. 3.900%, 06/01/21	1,000,000	1,053,145
5.700%, 10/01/37	300,000	364,825
DTE Energy Co. 3.500%, 06/01/24	449,000	449,954
3.850%, 12/01/23	225,000	232,643
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	661,226
6.000%, 01/15/38	600,000	755,640
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	330,809
Duke Energy Ohio, Inc. 3.800%, 09/01/23 (d)	815,000	858,923
Duke Energy Progress LLC 3.700%, 10/15/46	377,000	360,363
4.100%, 03/15/43	200,000	200,385
4.375%, 03/30/44	247,000	259,000
5.300%, 01/15/19	200,000	212,563
5.700%, 04/01/35	360,000	433,742
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	767,596
Entergy Corp. 2.950%, 09/01/26	194,000	183,930
Entergy Louisiana LLC 2.400%, 10/01/26 (d)	414,000	388,143
3.050%, 06/01/31	195,000	184,768
Entergy Mississippi, Inc. 2.850%, 06/01/28	170,000	161,697

Electric—(Continued)
Exelon Corp. 3.497%, 06/01/22	600,000	605,539
Exelon Generation Co. LLC 2.950%, 01/15/20	300,000	304,123
3.400%, 03/15/22 (d)	243,000	244,980
4.000%, 10/01/20	100,000	103,913
6.250%, 10/01/39	160,000	165,919
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,511,118
Fortis, Inc. 3.055%, 10/04/26 (144A)	1,500,000	1,403,154
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	333,393
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	231,890
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	607,772
5.300%, 10/01/41	315,000	334,720
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	391,232
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,149,524
3.950%, 08/01/47	244,000	243,681
Nevada Power Co. 6.650%, 04/01/36	360,000	475,015
7.125%, 03/15/19 (d)	200,000	220,470
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	284,000	282,518
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	416,230
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	312,165
Northern States Power Co. 6.250%, 06/01/36	200,000	257,895
6.500%, 03/01/28	628,000	780,939
Ohio Power Co. 5.375%, 10/01/21	305,000	339,657
6.600%, 02/15/33	258,000	319,688
Pacific Gas & Electric Co. 4.000%, 12/01/46	204,000	200,377
4.250%, 05/15/21	782,000	832,470
6.050%, 03/01/34	1,200,000	1,502,298
PacifiCorp 3.600%, 04/01/24	315,000	326,962
5.500%, 01/15/19	500,000	532,463
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	295,837
4.125%, 06/15/44	208,000	210,541
Progress Energy, Inc. 7.000%, 10/30/31	200,000	263,397
PSEG Power LLC 2.450%, 11/15/18	568,000	571,506
4.300%, 11/15/23 (d)	201,000	210,025
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	391,572

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	$280,088
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	1,082,288
6.625%, 11/15/37	600,000	769,343
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	685,308
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	569,000
Southern Co. (The) 2.150%, 09/01/19	855,000	854,859
Southern Power Co. 4.950%, 12/15/46 (d)	468,000	462,751
5.150%, 09/15/41	400,000	403,692
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	265,866
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	499,000	497,210
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	482,080
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	196,740
Virginia Electric & Power Co. 2.750%, 03/15/23	400,000	397,440
2.950%, 01/15/22	489,000	498,188
3.450%, 02/15/24	102,000	104,731
4.450%, 02/15/44	126,000	132,936
6.000%, 05/15/37	685,000	850,436

		43,985,756

Electronics—0.2%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	49,488
6.000%, 04/01/20	536,000	583,244
6.875%, 06/01/18	300,000	316,051
7.500%, 01/15/27	1,100,000	1,339,511
Koninklijke Philips NV 3.750%, 03/15/22	1,680,000	1,746,451

		4,034,745

Engineering & Construction—0.0%
Fluor Corp. 3.375%, 09/15/21 (d)	550,000	567,408

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	650,000	703,266
Waste Management, Inc. 2.400%, 05/15/23	238,000	233,730
3.125%, 03/01/25	257,000	258,309
3.900%, 03/01/35	88,000	87,397

		1,282,702

Food—0.3%
Danone S.A. 2.589%, 11/02/23 (144A)	1,000,000	967,676
Kraft Heinz Foods Co. 3.950%, 07/15/25	260,000	263,948
6.125%, 08/23/18	700,000	740,170
6.500%, 02/09/40	400,000	480,388
6.875%, 01/26/39	731,000	911,920
Kroger Co. (The) 4.000%, 02/01/24	229,000	237,791
7.500%, 04/01/31	1,140,000	1,523,929
8.000%, 09/15/29	610,000	823,166
Smithfield Foods, Inc. 4.250%, 02/01/27 (144A)	169,000	170,987
Tyson Foods, Inc. 3.950%, 08/15/24 (d)	1,456,000	1,484,782

		7,604,757

Forest Products & Paper—0.1%
International Paper Co. 3.000%, 02/15/27 (d)	429,000	401,071
7.300%, 11/15/39 (d)	350,000	451,813
8.700%, 06/15/38	250,000	358,109

		1,210,993

Gas—0.5%
Atmos Energy Corp. 4.125%, 10/15/44	450,000	451,413
4.150%, 01/15/43	460,000	467,644
8.500%, 03/15/19	200,000	224,662
CenterPoint Energy Resources Corp. 4.500%, 01/15/21 (d)	429,000	451,502
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	329,775
Korea Gas Corp. 1.875%, 07/18/21 (144A)	400,000	386,215
Nisource Finance Corp. 4.800%, 02/15/44	162,000	170,292
6.125%, 03/01/22	1,875,000	2,147,655
6.250%, 12/15/40	200,000	243,101
Sempra Energy 2.875%, 10/01/22 (d)	1,625,000	1,618,672
3.550%, 06/15/24	709,000	718,000
4.050%, 12/01/23	1,054,000	1,098,415
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	172,000	164,974
3.500%, 09/15/21	1,000,000	1,031,013
3.950%, 10/01/46	212,000	192,373
4.400%, 06/01/43	375,000	368,817
6.000%, 10/01/34	1,000,000	1,148,965
Southwest Gas Corp. 3.800%, 09/29/46	332,000	306,004

		11,519,492

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.2%
Abbott Laboratories 3.400%, 11/30/23	464,000	$468,795
Becton Dickinson & Co. 2.675%, 12/15/19	127,000	128,809
3.734%, 12/15/24	85,000	87,497
Medtronic, Inc. 3.125%, 03/15/22	398,000	407,113
3.150%, 03/15/22	377,000	388,007
4.375%, 03/15/35	895,000	938,242
Stryker Corp. 4.100%, 04/01/43	600,000	570,526
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26 (d)	286,000	272,306
3.150%, 01/15/23	1,066,000	1,068,076
4.150%, 02/01/24	515,000	540,473

		4,869,844

Healthcare-Services—0.3%
Aetna, Inc. 2.800%, 06/15/23	269,000	266,802
6.625%, 06/15/36	297,000	385,433
Anthem, Inc. 2.300%, 07/15/18	751,000	754,341
3.500%, 08/15/24	1,035,000	1,041,481
4.650%, 08/15/44	324,000	328,887
5.950%, 12/15/34	272,000	315,472
Laboratory Corp. of America Holdings 3.200%, 02/01/22	682,000	685,090
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	200,086
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	137,895
4.750%, 01/30/20	400,000	427,781
Roche Holdings, Inc. 3.350%, 09/30/24 (144A)	660,000	678,221
Texas Health Resources 4.330%, 11/15/55	250,000	253,905
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	250,736
4.625%, 07/15/35	320,000	348,874
5.800%, 03/15/36	675,000	832,569

		6,907,573

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,186,967

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	592,136

Insurance—1.2%
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,292,880

Insurance—(Continued)
Allstate Corp. (The) 3.150%, 06/15/23 (d)	407,000	413,542
American International Group, Inc. 3.875%, 01/15/35	259,000	236,663
4.125%, 02/15/24	868,000	890,367
Aon plc 3.500%, 06/14/24	935,000	933,524
Arch Capital Finance LLC 5.031%, 12/15/46	306,000	327,287
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	853,251
Berkshire Hathaway, Inc. 2.750%, 03/15/23	627,000	627,156
3.000%, 02/11/23	1,000,000	1,018,151
Chubb INA Holdings, Inc. 2.700%, 03/13/23	400,000	396,934
2.875%, 11/03/22	260,000	262,024
3.150%, 03/15/25	131,000	131,237
3.350%, 05/15/24	435,000	444,160
CNA Financial Corp. 6.950%, 01/15/18	550,000	571,460
7.350%, 11/15/19	500,000	563,952
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 07/24/26 (144A) (a)	759,000	739,076
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	152,173
Jackson National Life Global Funding 3.050%, 04/29/26 (144A)	300,000	290,122
3.250%, 01/30/24 (144A)	460,000	462,531
Liberty Mutual Group, Inc. 4.950%, 05/01/22 (144A)	700,000	760,546
Liberty Mutual Insurance Co. 7.875%, 10/15/26 (144A)	500,000	632,236
8.500%, 05/15/25 (144A)	300,000	382,660
Lincoln National Corp. 4.200%, 03/15/22	350,000	369,405
6.250%, 02/15/20	800,000	881,750
Manulife Financial Corp. 4.061%, 02/24/32 (a) (d)	950,000	951,763
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	454,966
2.750%, 01/30/22 (d)	58,000	58,327
3.500%, 03/10/25	621,000	629,544
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	841,506
7.625%, 11/15/23 (144A)	550,000	657,097
MassMutual Global Funding II 5.250%, 07/31/18 (144A)	880,000	919,735
Nationwide Mutual Insurance Co. 8.250%, 12/01/31 (144A)	1,000,000	1,406,362
9.375%, 08/15/39 (144A)	200,000	320,498
New York Life Global Funding 1.550%, 11/02/18 (144A) (d)	317,000	316,464
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	850,000	1,321,255

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	1,678,000	$1,677,154
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	250,382
Progressive Corp. (The) 2.450%, 01/15/27	600,000	562,372
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,804,191
Reliance Standard Life Global Funding II 2.500%, 01/15/20 (144A)	240,000	239,868
3.050%, 01/20/21 (144A)	149,000	150,239
Voya Financial, Inc. 3.650%, 06/15/26 (d)	150,000	147,776
XLIT, Ltd. 6.375%, 11/15/24	921,000	1,074,709

		28,417,295

Internet—0.2%
Amazon.com, Inc. 3.800%, 12/05/24 (d)	1,020,000	1,080,014
4.800%, 12/05/34	815,000	902,460
eBay, Inc. 2.600%, 07/15/22	1,990,000	1,962,176
4.000%, 07/15/42	700,000	595,131

		4,539,781

Iron/Steel—0.1%
Nucor Corp. 4.000%, 08/01/23	1,049,000	1,108,926
6.400%, 12/01/37	250,000	317,847
Vale Overseas, Ltd. 6.250%, 08/10/26	382,000	414,948
6.875%, 11/21/36 (d)	750,000	806,325

		2,648,046

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 2.750%, 08/20/21	360,000	362,355
3.250%, 12/01/24 (d)	393,000	399,172
3.750%, 11/24/23	769,000	809,525
7.150%, 02/15/19	1,000,000	1,094,942

		2,665,994

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	600,000	867,070
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	127,349
3.800%, 12/15/26 (d)	188,000	188,825
Xylem, Inc. 3.250%, 11/01/26	118,000	116,521
4.375%, 11/01/46	160,000	158,472

		1,458,237

Media—1.0%
21st Century Fox America, Inc. 3.700%, 10/15/25 (d)	700,000	709,682
6.150%, 02/15/41	500,000	597,042
6.550%, 03/15/33	370,000	450,172
6.900%, 03/01/19	900,000	979,256
CBS Corp. 3.700%, 08/15/24	874,000	885,143
4.850%, 07/01/42	255,000	256,507
4.900%, 08/15/44	135,000	136,884
5.900%, 10/15/40	125,000	143,138
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	337,000	355,377
4.908%, 07/23/25	337,000	356,097
6.384%, 10/23/35	275,000	312,607
6.834%, 10/23/55	400,000	464,762
Comcast Corp. 4.200%, 08/15/34	556,000	566,926
4.250%, 01/15/33	1,880,000	1,935,599
6.500%, 11/15/35	308,000	392,900
COX Communications, Inc. 3.250%, 12/15/22 (144A)	1,010,000	991,983
4.800%, 02/01/35 (144A) (d)	1,100,000	1,035,729
Discovery Communications LLC 3.300%, 05/15/22	625,000	622,519
4.375%, 06/15/21	1,240,000	1,306,466
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	210,473
Historic TW, Inc. 6.625%, 05/15/29	113,000	137,843
9.150%, 02/01/23	450,000	577,336
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,000,000	1,002,261
NBCUniversal Media LLC 2.875%, 01/15/23 (d)	1,000,000	1,002,762
Sky plc 3.750%, 09/16/24 (144A)	431,000	435,340
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,046,494
Thomson Reuters Corp. 3.950%, 09/30/21	2,252,000	2,349,487
5.850%, 04/15/40	100,000	111,589
Time Warner Cable LLC 4.125%, 02/15/21	1,300,000	1,352,432
Time Warner, Inc. 3.550%, 06/01/24	2,970,000	2,974,770
Viacom, Inc. 3.250%, 03/15/23 (d)	222,000	216,493
3.875%, 04/01/24 (d)	380,000	380,864
4.850%, 12/15/34	420,000	406,334
6.875%, 04/30/36	348,000	399,197
Walt Disney Co. (The) 1.850%, 07/30/26 (d)	156,000	141,386
3.000%, 07/30/46	60,000	50,531

		25,294,381

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.2%
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	157,000	$159,423
3.850%, 09/30/23	1,000,000	1,061,939
5.000%, 09/30/43	414,000	463,616
Freeport-McMoRan, Inc. 3.550%, 03/01/22 (d)	650,000	602,875
Placer Dome, Inc. 6.450%, 10/15/35	700,000	811,466
Rio Tinto Finance USA plc 3.500%, 03/22/22	222,000	231,187
Vale Canada, Ltd. 7.200%, 09/15/32	500,000	516,250

		3,846,756

Miscellaneous Manufacturing—0.3%
Eaton Corp. 6.950%, 03/20/19	282,000	308,414
General Electric Co. 3.100%, 01/09/23	287,000	294,988
3.375%, 03/11/24 (d)	393,000	407,037
4.375%, 09/16/20	1,060,000	1,139,305
5.500%, 01/08/20	616,000	675,128
6.000%, 08/07/19	673,000	739,245
6.750%, 03/15/32	516,000	695,763
Illinois Tool Works, Inc. 1.950%, 03/01/19	252,000	253,767
Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 01/15/19	400,000	406,570
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	322,989
Parker-Hannifin Corp. 3.300%, 11/21/24	143,000	145,408
4.100%, 03/01/47 (144A) (d)	250,000	251,501
4.450%, 11/21/44	333,000	351,530
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	503,576
3.300%, 09/15/46 (144A) (d)	350,000	304,539
6.125%, 08/17/26 (144A)	800,000	975,153
Textron, Inc. 3.650%, 03/15/27	342,000	339,641

		8,114,554

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,477,549

Oil & Gas—2.1%
Alberta Energy Co., Ltd. 8.125%, 09/15/30	200,000	254,366
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,022,344
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,140,537
Anadarko Petroleum Corp. 8.700%, 03/15/19 (d)	1,600,000	1,794,792

Oil & Gas—(Continued)
Apache Corp. 3.250%, 04/15/22	870,000	874,464
5.100%, 09/01/40	650,000	668,812
BP Capital Markets plc 1.375%, 11/06/17	500,000	499,539
1.375%, 05/10/18	518,000	516,580
3.017%, 01/16/27 (d)	105,000	100,781
3.224%, 04/14/24	1,000,000	1,000,984
3.245%, 05/06/22	1,475,000	1,506,690
3.535%, 11/04/24 (d)	300,000	303,589
3.588%, 04/14/27	550,000	553,704
3.814%, 02/10/24 (d)	650,000	673,848
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	500,000	499,896
3.900%, 02/01/25 (d)	512,000	516,161
5.850%, 02/01/35	150,000	161,634
6.450%, 06/30/33	200,000	226,561
Cenovus Energy, Inc. 3.000%, 08/15/22	660,000	650,743
6.750%, 11/15/39	600,000	684,291
Chevron Corp. 2.355%, 12/05/22	690,000	682,380
2.411%, 03/03/22	500,000	499,108
2.895%, 03/03/24	537,000	538,315
3.191%, 06/24/23 (d)	425,000	435,182
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	848,000	827,461
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	391,414
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	904,500
Devon Energy Corp. 4.000%, 07/15/21 (d)	300,000	309,591
Ecopetrol S.A. 4.125%, 01/16/25 (d)	433,000	419,361
5.875%, 09/18/23	282,000	305,618
Encana Corp. 6.500%, 08/15/34	150,000	168,785
7.200%, 11/01/31	400,000	476,647
Eni USA, Inc. 7.300%, 11/15/27	480,000	596,644
EOG Resources, Inc. 4.100%, 02/01/21	880,000	928,772
5.100%, 01/15/36	314,000	338,196
Exxon Mobil Corp. 2.397%, 03/06/22	523,000	523,095
2.726%, 03/01/23 (d)	422,000	423,318
4.114%, 03/01/46	440,000	452,338
Hess Corp. 6.000%, 01/15/40	600,000	616,720
7.125%, 03/15/33	400,000	458,818
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	426,000	426,000
Marathon Oil Corp. 2.800%, 11/01/22 (d)	900,000	864,735
6.600%, 10/01/37 (d)	200,000	226,940

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	$365,259
Nabors Industries, Inc. 4.625%, 09/15/21	1,975,000	1,992,281
5.000%, 09/15/20 (d)	300,000	310,313
Noble Energy, Inc. 4.150%, 12/15/21 (d)	500,000	524,627
5.050%, 11/15/44	360,000	368,130
5.625%, 05/01/21	218,000	224,596
Noble Holding International, Ltd. 5.750%, 03/16/18 (d)	48,000	48,720
Occidental Petroleum Corp. 3.000%, 02/15/27	350,000	336,705
Petro-Canada 5.950%, 05/15/35	210,000	246,065
9.250%, 10/15/21	243,000	306,133
Petroleos Mexicanos 4.250%, 01/15/25	326,000	313,938
4.500%, 01/23/26 (d)	1,169,000	1,120,486
4.625%, 09/21/23 (d)	800,000	804,600
4.875%, 01/18/24 (d)	317,000	319,853
5.625%, 01/23/46	738,000	659,846
6.375%, 01/23/45	918,000	895,252
6.500%, 03/13/27 (144A)	742,000	798,206
6.750%, 09/21/47 (d)	716,000	726,310
Shell International Finance B.V. 2.875%, 05/10/26 (d)	1,509,000	1,467,321
3.400%, 08/12/23	420,000	432,022
3.750%, 09/12/46	806,000	741,202
4.000%, 05/10/46	1,585,000	1,517,191
4.300%, 09/22/19	800,000	845,869
6.375%, 12/15/38	600,000	773,128
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	1,246,000	1,317,990
Statoil ASA 1.150%, 05/15/18	389,000	387,179
2.650%, 01/15/24 (d)	393,000	385,932
3.250%, 11/10/24	399,000	402,586
6.700%, 01/15/18	180,000	187,098
7.250%, 09/23/27	1,040,000	1,381,906
Suncor Energy, Inc. 3.600%, 12/01/24	678,000	687,434
5.950%, 12/01/34	668,000	788,104
6.100%, 06/01/18	1,070,000	1,126,226
Tosco Corp. 7.800%, 01/01/27	900,000	1,180,466
Total Capital International S.A. 2.700%, 01/25/23	815,000	808,195
3.700%, 01/15/24	654,000	679,669
Transocean, Inc. 4.250%, 10/15/17	700,000	703,500
Valero Energy Corp. 7.500%, 04/15/32	180,000	228,785

		51,867,377

Oil & Gas Services—0.1%
Halliburton Co. 4.850%, 11/15/35	270,000	285,088
6.750%, 02/01/27	650,000	763,664
7.450%, 09/15/39	200,000	268,909
8.750%, 02/15/21	350,000	424,021
Schlumberger Investment S.A. 2.400%, 08/01/22 (144A)	600,000	587,588
3.300%, 09/14/21 (144A)	650,000	669,753
3.650%, 12/01/23	614,000	640,440

		3,639,463

Pharmaceuticals—0.7%
AbbVie, Inc. 2.850%, 05/14/23	200,000	196,220
3.200%, 11/06/22 (d)	556,000	562,256
3.600%, 05/14/25	1,787,000	1,787,338
4.300%, 05/14/36	27,000	26,167
4.500%, 05/14/35	2,340,000	2,323,868
Actavis Funding SCS 3.850%, 06/15/24	1,038,000	1,058,603
4.550%, 03/15/35	652,000	653,772
Allergan, Inc. 2.800%, 03/15/23	172,000	166,134
3.375%, 09/15/20	474,000	486,536
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	423,000	425,903
3.375%, 10/08/24 (144A)	472,000	474,460
Cardinal Health, Inc. 3.750%, 09/15/25 (d)	150,000	154,574
Express Scripts Holding Co. 3.000%, 07/15/23	900,000	869,944
3.500%, 06/15/24	300,000	295,479
4.800%, 07/15/46	156,000	149,462
Forest Laboratories LLC 5.000%, 12/15/21 (144A)	1,504,000	1,629,781
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	93,248
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	837,887
Merck & Co., Inc. 2.350%, 02/10/22	343,000	342,895
2.800%, 05/18/23	625,000	627,553
3.700%, 02/10/45	60,000	57,008
Mylan NV 5.250%, 06/15/46 (d)	223,000	228,362
Mylan, Inc. 3.125%, 01/15/23 (144A)	300,000	291,031
Novartis Capital Corp. 3.400%, 05/06/24	863,000	890,682
Pfizer, Inc. 3.000%, 12/15/26 (d)	450,000	445,564
Sanofi 1.250%, 04/10/18	157,000	156,804
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23 (d)	445,000	431,794

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands B.V. 2.800%, 07/21/23	1,137,000	$1,079,933
4.100%, 10/01/46 (d)	60,000	51,684
Zoetis, Inc. 1.875%, 02/01/18	93,000	93,053
4.700%, 02/01/43	26,000	26,493

		16,914,488

Pipelines—1.2%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	272,015
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	687,000	696,166
Boardwalk Pipelines L.P. 4.450%, 07/15/27	132,000	133,362
4.950%, 12/15/24 (d)	833,000	877,237
5.950%, 06/01/26	191,000	211,508
Buckeye Partners L.P. 2.650%, 11/15/18	400,000	401,915
3.950%, 12/01/26 (d)	111,000	108,712
4.875%, 02/01/21	600,000	636,506
5.850%, 11/15/43	575,000	596,634
Enbridge, Inc. 5.500%, 12/01/46	350,000	372,118
Energy Transfer Partners L.P. 3.600%, 02/01/23	114,000	113,311
4.050%, 03/15/25	273,000	269,937
4.200%, 04/15/27	308,000	304,300
4.900%, 02/01/24	244,000	253,522
6.050%, 06/01/41	1,167,000	1,208,011
6.500%, 02/01/42	134,000	144,659
EnLink Midstream Partners L.P. 4.150%, 06/01/25	261,000	257,860
Enterprise Products Operating LLC 3.350%, 03/15/23	417,000	420,492
3.750%, 02/15/25	515,000	517,938
3.900%, 02/15/24	662,000	677,544
4.950%, 10/15/54	179,000	178,463
5.100%, 02/15/45	379,000	395,853
6.875%, 03/01/33	150,000	184,386
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	900,000	917,292
Magellan Midstream Partners L.P. 4.200%, 12/01/42	269,000	244,981
4.250%, 02/01/21	659,000	695,324
5.150%, 10/15/43	401,000	420,646
6.400%, 07/15/18	1,420,000	1,497,812
MPLX L.P. 4.875%, 12/01/24	529,000	556,475
5.200%, 03/01/47	215,000	216,347
ONEOK Partners L.P. 3.200%, 09/15/18	145,000	147,023
3.375%, 10/01/22	44,000	44,041
4.900%, 03/15/25 (d)	1,000,000	1,058,550
5.000%, 09/15/23	96,000	102,913
6.650%, 10/01/36	950,000	1,105,714

Pipelines—(Continued)
Phillips 66 Partners L.P. 3.550%, 10/01/26	117,000	111,753
4.900%, 10/01/46	255,000	242,788
Plains All American Pipeline L.P. / PAA Finance Corp. 2.850%, 01/31/23	975,000	934,631
3.600%, 11/01/24	900,000	871,171
3.650%, 06/01/22	176,000	178,451
4.900%, 02/15/45	814,000	762,590
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	246,609
8.000%, 03/01/32	210,000	280,091
Spectra Energy Capital LLC 3.300%, 03/15/23	308,000	304,374
5.650%, 03/01/20	2,200,000	2,354,671
6.750%, 07/15/18 (d)	218,000	230,235
8.000%, 10/01/19	1,000,000	1,129,498
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	117,000	113,045
4.250%, 04/01/24	233,000	237,193
4.400%, 04/01/21 (d)	270,000	284,134
4.950%, 01/15/43	394,000	360,369
5.300%, 04/01/44	200,000	194,139
5.350%, 05/15/45	633,000	617,522
6.100%, 02/15/42	500,000	519,736
TransCanada PipeLines, Ltd. 2.500%, 08/01/22	350,000	344,672
3.750%, 10/16/23	910,000	945,525
7.125%, 01/15/19	490,000	533,048
7.250%, 08/15/38	200,000	270,666
Western Gas Partners L.P. 4.650%, 07/01/26	280,000	288,376
5.450%, 04/01/44	178,000	182,852
Williams Partners L.P. / ACMP Finance Corp. 4.875%, 05/15/23	700,000	722,750

		29,500,456

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	612,703
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	579,000	585,102
3.875%, 03/20/27 (144A) (d)	603,000	611,760
ProLogis L.P. 3.750%, 11/01/25	89,000	90,950
4.250%, 08/15/23	114,000	121,165

		2,021,680

Real Estate Investment Trusts—0.8%
American Tower Corp. 2.250%, 01/15/22	500,000	482,520
3.375%, 10/15/26 (d)	287,000	273,637
3.500%, 01/31/23	790,000	794,671

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
AvalonBay Communities, Inc. 2.850%, 03/15/23 (d)	400,000	$394,948
2.900%, 10/15/26 (d)	165,000	156,997
3.900%, 10/15/46 (d)	150,000	140,113
Boston Properties L.P. 2.750%, 10/01/26	300,000	276,129
3.800%, 02/01/24	500,000	512,117
3.850%, 02/01/23	800,000	829,134
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	493,459
Crown Castle International Corp. 4.000%, 03/01/27 (d)	166,000	167,040
4.875%, 04/15/22	835,000	898,205
Duke Realty L.P. 4.375%, 06/15/22	1,128,000	1,199,008
Equity Commonwealth 5.875%, 09/15/20	800,000	858,752
ERP Operating L.P. 2.375%, 07/01/19 (d)	538,000	541,490
2.850%, 11/01/26 (d)	230,000	216,856
4.625%, 12/15/21	150,000	161,705
4.750%, 07/15/20	578,000	618,369
HCP, Inc. 3.400%, 02/01/25	303,000	293,715
3.875%, 08/15/24	1,986,000	1,997,084
Hospitality Properties Trust 4.500%, 06/15/23	225,000	232,715
4.950%, 02/15/27 (d)	353,000	362,465
Kimco Realty Corp. 3.800%, 04/01/27	600,000	597,404
Liberty Property L.P. 3.250%, 10/01/26	199,000	190,752
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	446,933
Realty Income Corp. 3.000%, 01/15/27 (d)	410,000	384,565
4.650%, 03/15/47	225,000	230,181
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A) (d)	720,000	719,608
Simon Property Group L.P. 2.750%, 02/01/23 (d)	200,000	197,453
4.375%, 03/01/21	1,185,000	1,261,706
UDR, Inc. 2.950%, 09/01/26	233,000	217,543
Ventas Realty L.P. 3.500%, 02/01/25	197,000	192,824
3.750%, 05/01/24	147,000	147,653
3.850%, 04/01/27	369,000	366,111
Ventas Realty L.P. / Ventas Capital Corp. 4.250%, 03/01/22	500,000	526,553
VEREIT Operating Partnership L.P. 4.600%, 02/06/24	960,000	988,800
Welltower, Inc. 4.000%, 06/01/25	300,000	304,078
4.500%, 01/15/24	1,024,000	1,077,427
5.250%, 01/15/22	600,000	657,746

		20,408,466

Retail—0.5%
Advance Auto Parts, Inc. 4.500%, 01/15/22	1,001,000	1,051,520
CVS Health Corp. 2.125%, 06/01/21	509,000	499,268
5.300%, 12/05/43	303,000	338,723
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	819,040	918,530
6.204%, 10/10/25 (144A)	693,283	774,811
8.353%, 07/10/31 (144A)	164,332	211,505
Home Depot, Inc. (The) 2.125%, 09/15/26 (d)	193,000	179,090
2.625%, 06/01/22	700,000	705,712
3.500%, 09/15/56	134,000	116,982
3.750%, 02/15/24	586,000	620,864
4.200%, 04/01/43	207,000	213,296
4.400%, 03/15/45	143,000	151,636
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	928,657
3.125%, 09/15/24	276,000	281,065
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23 (d)	450,000	419,800
3.625%, 06/01/24 (d)	559,000	533,661
4.375%, 09/01/23 (d)	154,000	152,909
4.500%, 12/15/34	272,000	236,451
6.375%, 03/15/37 (d)	357,000	363,094
6.700%, 07/15/34	148,000	152,933
McDonald’s Corp. 4.700%, 12/09/35	84,000	88,020
6.300%, 10/15/37	152,000	189,186
Target Corp. 3.500%, 07/01/24 (d)	484,000	495,653
Wal-Mart Stores, Inc. 3.300%, 04/22/24	575,000	597,083
Walgreen Co. 4.400%, 09/15/42	200,000	192,647
Walgreens Boots Alliance, Inc. 3.100%, 06/01/23	897,000	895,760
4.500%, 11/18/34	349,000	348,480

		11,657,336

Savings & Loans—0.0%
Nationwide Building Society 2.450%, 07/27/21 (144A)	200,000	197,646
4.000%, 09/14/26 (144A)	449,000	434,686

		632,332

Semiconductors—0.2%
Analog Devices, Inc. 3.125%, 12/05/23	293,000	291,584
4.500%, 12/05/36	136,000	135,365
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24 (144A)	1,205,000	1,213,881
3.875%, 01/15/27 (144A)	1,121,000	1,126,910

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Intel Corp. 3.700%, 07/29/25	260,000	$271,825
4.000%, 12/15/32 (d)	1,000,000	1,048,831

		4,088,396

Software—0.4%
Microsoft Corp. 2.400%, 08/08/26	400,000	378,468
2.875%, 02/06/24	1,252,000	1,260,044
3.300%, 02/06/27	502,000	509,704
3.500%, 02/12/35 (d)	296,000	284,795
3.625%, 12/15/23	—	0
3.950%, 08/08/56	180,000	168,222
4.000%, 02/12/55	310,000	292,722
4.100%, 02/06/37	924,000	953,615
4.500%, 02/06/57	810,000	833,883
Oracle Corp. 2.500%, 10/15/22	3,410,000	3,392,773
3.850%, 07/15/36	800,000	781,663
3.900%, 05/15/35	230,000	227,127
4.300%, 07/08/34	1,676,000	1,739,636

		10,822,652

Telecommunications—1.7%
America Movil S.A.B. de C.V. 3.125%, 07/16/22 (d)	1,600,000	1,612,075
AT&T, Inc. 3.000%, 06/30/22	841,000	836,623
3.600%, 02/17/23	6,922,000	7,010,609
3.950%, 01/15/25	213,000	214,797
4.450%, 04/01/24	227,000	237,899
4.500%, 05/15/35	1,000,000	944,027
4.550%, 03/09/49	149,000	132,833
4.750%, 05/15/46	296,000	276,194
5.350%, 09/01/40	726,000	745,953
6.150%, 09/15/34 (d)	415,000	459,958
6.300%, 01/15/38	200,000	229,816
6.350%, 03/15/40 (d)	530,000	602,011
6.375%, 03/01/41	300,000	342,740
6.500%, 09/01/37	650,000	763,176
Cisco Systems, Inc. 3.000%, 06/15/22	278,000	284,258
3.625%, 03/04/24	700,000	736,072
5.900%, 02/15/39	900,000	1,149,548
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	1,000,000	1,082,763
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	480,000	477,901
8.750%, 06/15/30	500,000	728,825
Orange S.A. 9.000%, 03/01/31	400,000	588,942
Qwest Corp. 6.875%, 09/15/33 (d)	587,000	584,511
Rogers Communications, Inc. 4.100%, 10/01/23 (d)	736,000	774,530
8.750%, 05/01/32	940,000	1,291,915

Telecommunications—(Continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,869,000	1,864,327
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	210,000	212,729
4.103%, 03/08/27	588,000	592,150
5.134%, 04/27/20	551,000	593,504
5.213%, 03/08/47	547,000	553,708
Verizon Communications, Inc. 2.946%, 03/15/22 (144A)	1,712,000	1,705,185
3.000%, 11/01/21	1,500,000	1,506,057
3.450%, 03/15/21	534,000	548,479
4.125%, 03/16/27	400,000	406,776
4.400%, 11/01/34	1,263,000	1,195,167
4.522%, 09/15/48	369,000	334,303
4.672%, 03/15/55	339,000	302,727
4.812%, 03/15/39 (144A)	4,185,000	4,076,098
4.862%, 08/21/46	1,516,000	1,457,481
5.012%, 08/21/54	204,000	193,530
5.050%, 03/15/34	1,124,000	1,142,985
5.250%, 03/16/37	548,000	566,561
Vodafone Group plc 1.500%, 02/19/18	300,000	299,496
6.150%, 02/27/37	500,000	574,794

		40,234,033

Transportation—0.4%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22	300,000	306,768
7.950%, 08/15/30	1,185,000	1,682,026
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	1,029,771
Canadian Pacific Railway Co. 4.500%, 01/15/22	300,000	321,787
6.125%, 09/15/15	100,000	120,700
6.500%, 05/15/18	680,000	714,264
7.125%, 10/15/31	872,000	1,177,068
CSX Corp. 6.000%, 10/01/36	300,000	364,302
7.900%, 05/01/17	1,000,000	1,004,494
FedEx Corp. 3.900%, 02/01/35	382,000	367,160
4.100%, 04/15/43	100,000	92,518
Norfolk Southern Corp. 3.850%, 01/15/24	679,000	710,929
7.050%, 05/01/37	150,000	200,270
Ryder System, Inc. 2.450%, 09/03/19	555,000	557,908
3.500%, 06/01/17	485,000	486,429
Union Pacific Corp. 3.750%, 03/15/24	650,000	683,577

		9,819,971

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 06/15/19 (144A)	175,000	$175,992
2.875%, 07/17/18 (144A)	80,000	81,016
3.375%, 02/01/22 (144A)	848,000	860,459
4.250%, 01/17/23 (144A) (d)	948,000	987,640

		2,105,107

Water—0.1%
American Water Capital Corp. 3.400%, 03/01/25	319,000	327,263
3.850%, 03/01/24	1,130,000	1,186,827

		1,514,090

Total Corporate Bonds & Notes (Cost $652,474,126)		643,228,034

Asset-Backed Securities—8.7%

Asset-Backed - Automobile—2.3%
Ally Auto Receivables Trust 1.240%, 11/15/18	213,213	213,190
American Credit Acceptance Receivables Trust 1.500%, 06/12/20 (144A)	1,913,300	1,910,358
1.700%, 11/12/20 (144A)	576,642	575,885
1.720%, 06/15/20 (144A)	1,176,000	1,176,441
2.910%, 02/13/23 (144A)	977,000	979,332
4.260%, 08/12/22 (144A)	867,000	880,573
AmeriCredit Automobile Receivables Trust 1.420%, 10/08/19	1,453,021	1,452,996
1.600%, 11/09/20	274,000	273,718
1.830%, 12/08/21	750,000	742,327
2.300%, 02/18/22	785,000	784,412
2.710%, 08/18/22	421,000	422,653
3.130%, 01/18/23	945,000	944,667
Carfinance Capital Auto Trust 1.440%, 11/16/20 (144A)	679,210	678,667
1.750%, 06/15/21 (144A)	362,087	362,209
2.720%, 04/15/20 (144A)	262,178	263,419
2.750%, 11/15/18 (144A)	41,807	41,869
CarMax Auto Owner Trust 0.980%, 01/15/19	1,433,087	1,432,079
1.280%, 05/15/19	257,693	257,610
Carnow Auto Receivables Trust 2.260%, 05/15/19 (144A)	2,233,080	2,234,719
3.490%, 02/15/21 (144A)	1,550,000	1,555,557
CPS Auto Receivables Trust 1.110%, 11/15/18 (144A)	204,988	204,922
1.310%, 02/15/19 (144A)	365,521	365,333
1.310%, 06/15/20 (144A)	230,023	229,507
1.490%, 04/15/19 (144A)	226,930	226,878
1.530%, 07/15/19 (144A)	265,797	265,738
1.820%, 09/15/20 (144A)	375,389	375,379
3.270%, 06/15/22 (144A)	1,050,000	1,049,837
3.770%, 08/17/20 (144A)	558,000	559,477

Asset-Backed - Automobile—(Continued)
CPS Auto Receivables Trust
4.000%, 02/16/21 (144A)	223,000	223,980
4.350%, 11/16/20 (144A)	450,000	459,191
Credit Acceptance Auto Loan Trust 2.560%, 10/15/25 (144A)	1,197,000	1,196,382
3.040%, 12/15/25 (144A)	524,000	523,747
3.480%, 02/17/26 (144A)	440,000	442,089
Drive Auto Receivables Trust 2.510%, 01/15/21 (144A)	563,000	565,217
2.560%, 06/15/20 (144A)	795,000	799,411
2.980%, 01/18/22 (144A)	898,000	903,999
4.120%, 07/15/22 (144A)	1,177,000	1,196,702
4.160%, 05/15/24 (144A)	1,195,000	1,213,198
4.180%, 03/15/24 (144A)	2,076,000	2,117,525
DT Auto Owner Trust 1.560%, 06/15/20 (144A)	411,456	411,122
2.020%, 08/17/20 (144A)	618,000	616,122
3.550%, 11/15/22 (144A)	1,089,000	1,092,054
3.770%, 10/17/22 (144A)	1,068,400	1,074,252
Exeter Automobile Receivables Trust 2.210%, 07/15/20 (144A)	1,010,299	1,011,950
2.770%, 11/15/19 (144A)	441,461	443,127
2.840%, 08/16/21 (144A)	785,000	784,206
3.260%, 12/16/19 (144A)	335,000	337,887
3.950%, 12/15/22 (144A)	580,000	584,452
First Investors Auto Owner Trust 1.530%, 11/16/20 (144A)	1,011,791	1,010,372
1.670%, 11/16/20 (144A)	172,405	172,498
Flagship Credit Auto Trust 1.430%, 12/16/19 (144A)	269,703	269,765
1.630%, 06/15/20 (144A)	366,651	366,478
2.550%, 02/18/20 (144A)	240,858	240,983
2.710%, 11/15/22 (144A)	1,195,000	1,181,956
2.840%, 11/16/20 (144A)	892,000	898,387
3.950%, 12/15/20 (144A)	440,000	443,781
Ford Credit Auto Owner Trust 0.900%, 10/15/18	159,845	159,751
GLS Auto Receivables Trust 2.730%, 10/15/20 (144A)	1,151,003	1,152,346
4.390%, 01/15/21 (144A)	540,000	541,288
GM Financial Automobile Leasing Trust 1.530%, 09/20/18	513,705	514,100
1.730%, 06/20/19	503,000	504,064
Honda Auto Receivables Owner Trust 0.770%, 03/19/18	298,372	298,160
Hyundai Auto Receivables Trust 0.900%, 12/17/18	1,197,989	1,197,171
Nissan Auto Receivables Owner Trust 1.110%, 05/15/19	202,946	202,725
OneMain Direct Auto Receivables Trust 2.040%, 01/15/21 (144A)	480,293	481,162
4.580%, 09/15/21 (144A)	533,000	542,973
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	1,969,435
Sierra Auto Receivables Securitization Trust 2.850%, 01/18/22 (144A)	437,762	438,233

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Skopos Auto Receivables Trust 3.550%, 02/15/20 (144A)	133,306	$133,479
Tricolor Auto Securitization Trust 5.090%, 05/15/20 (144A) (f)	2,523,621	2,523,204
Westlake Automobile Receivables Trust 1.570%, 06/17/19 (144A)	1,256,622	1,256,963
2.460%, 01/18/22 (144A)	1,036,000	1,031,999
2.700%, 10/17/22 (144A)	720,000	721,645
4.100%, 06/15/21 (144A)	500,000	509,305
World Omni Auto Receivables Trust 1.320%, 01/15/20	455,352	455,286

		55,673,874

Asset-Backed - Credit Card—0.1%
Continental Credit Card 4.560%, 01/15/23 (144A)	2,347,047	2,347,102

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 1.732%, 02/25/35 (a)	328,072	323,093

Asset-Backed - Other—6.2%
AJAX Mortgage Loan Trust 4.125%, 10/25/56 (144A)	1,653,176	1,653,176
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,206,531	1,223,348
3.678%, 12/17/36 (144A)	96,074	98,873
4.201%, 12/17/36 (144A)	400,000	410,228
4.290%, 10/17/36 (144A)	300,000	309,459
4.596%, 12/17/36 (144A)	250,000	259,083
5.036%, 10/17/45 (144A)	1,900,000	1,998,426
5.639%, 04/17/52 (144A)	500,000	525,256
6.231%, 10/17/36 (144A)	650,000	706,462
6.418%, 12/17/36 (144A)	300,000	329,926
American Tower Trust I 1.551%, 03/15/43 (144A)	1,145,000	1,142,234
3.070%, 03/15/48 (144A)	1,920,000	1,913,191
AXIS Equipment Finance Receivables LLC 2.210%, 11/20/21 (144A)	1,918,171	1,907,405
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	928,546	916,839
BCC Funding XIII LLC 2.200%, 12/20/21 (144A)	1,701,000	1,691,039
CAM Mortgage Trust 3.220%, 08/01/57 (144A)	1,443,000	1,443,000
Camillo 5.000%, 12/05/23 (144A) (f)	3,588,470	3,588,470
Carlyle Global Market Strategies Commodities Funding, Ltd. 2.922%, 10/15/21 (144A) (a) (f) (g)	1,082,457	519,580
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	1,023,581	996,942
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (f) (g)	1,078,519	115,725

Asset-Backed - Other—(Continued)
Consumer Credit Origination Loan Trust 2.820%, 03/15/21 (144A)	9,295	9,295
COOF Securitization Trust, Ltd. 3.185%, 06/25/40 (144A) (a) (b)	2,194,760	247,957
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	888,000	886,148
FirstKey Lending Trust 2.553%, 03/09/47 (144A)	2,013,348	1,998,428
3.417%, 03/09/47 (144A)	1,442,000	1,430,819
GLC Trust 3.000%, 07/15/21 (144A)	335,930	331,563
GMAT Trust 6.967%, 11/25/43 (144A)	494,753	495,474
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	718,536	720,497
Green Tree Agency Advance Funding Trust I 2.380%, 10/15/48 (144A)	733,000	727,202
3.122%, 10/15/48 (144A)	1,067,000	1,058,645
HERO Funding Trust 3.080%, 09/20/42 (144A)	1,136,343	1,122,139
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	1,430,000	1,428,975
Kabbage Asset Securitization LLC 4.571%, 03/15/22 (144A)	6,515,000	6,623,836
KGS-Alpha SBA COOF Trust 0.690%, 05/25/39 (144A) (a) (b)	6,949,509	111,825
0.927%, 08/25/38 (144A) (a) (b)	7,132,040	147,120
1.820%, 03/25/39 (144A) (a) (b)	6,220,044	257,050
3.390%, 04/25/40 (144A) (a) (b)	1,870,433	199,164
LendingClub Issuance Trust 3.000%, 01/17/23 (144A)	783,629	785,522
3.750%, 06/15/22 (144A)	649,128	653,528
LV Tower 52 Issuer LLC 5.750%, 02/15/23 (144A) (f)	2,765,351	2,724,977
7.750%, 02/15/23 (144A) (f)	1,404,380	1,368,849
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	1,631,000	1,639,513
Marlette Funding Trust 2.827%, 03/15/24 (144A)	3,600,000	3,605,387
3.060%, 01/17/23 (144A)	1,479,805	1,484,560
Murray Hill Marketplace Trust 4.190%, 11/25/22 (144A)	2,212,944	2,230,264
Nationstar HECM Loan Trust 2.013%, 08/25/26 (144A)	866,149	871,460
2.239%, 06/25/26 (144A)	495,768	499,134
2.883%, 11/25/25 (144A)	300,469	300,566
4.115%, 11/25/25 (144A)	786,000	786,000
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	1,720,000	1,701,725
New Residential Advance Receivables Trust Advance Receivables Backed Notes 3.020%, 10/15/49 (144A)	268,000	265,163
3.513%, 10/15/49 (144A)	625,000	618,438
NRPL Trust 3.875%, 11/01/54 (144A)	991,914	985,547

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
NRZ Advance Receivables Trust Advance Receivables Backed 2.751%, 06/15/49 (144A)	1,764,000	$1,747,320
Ocwen Master Advance Receivables Trust 2.521%, 08/17/48 (144A)	3,612,000	3,595,090
3.064%, 08/17/48 (144A)	1,374,073	1,362,672
3.211%, 11/15/47 (144A)	2,934,000	2,932,265
3.607%, 08/17/48 (144A)	980,777	980,777
4.196%, 11/15/47 (144A)	487,000	487,633
4.246%, 08/17/48 (144A)	1,776,686	1,757,368
4.687%, 11/15/47 (144A)	1,000,000	1,003,103
OnDeck Asset Securitization Trust II LLC 4.210%, 05/17/20 (144A)	632,000	631,046
7.630%, 05/17/20 (144A)	285,000	287,014
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	675,975	676,106
2.470%, 09/18/24 (144A)	2,148,774	2,152,239
3.020%, 09/18/24 (144A)	1,864,000	1,860,688
3.190%, 03/18/26 (144A)	2,877,000	2,907,426
3.240%, 06/18/24 (144A)	321,000	321,585
3.660%, 02/20/29 (144A)	1,785,000	1,816,938
3.850%, 03/18/26 (144A)	450,000	451,800
5.670%, 03/20/28 (144A)	2,505,000	2,522,535
6.000%, 02/20/29 (144A)	1,000,000	1,021,677
Oportun Funding II LLC 3.690%, 07/08/21 (144A)	3,332,000	3,339,222
Oportun Funding IV LLC 4.850%, 11/08/21 (144A)	1,085,492	1,075,662
Oportun Funding LLC 3.280%, 11/08/21 (144A)	2,250,000	2,229,440
PFS Tax Lien Trust 1.440%, 05/15/29 (144A)	226,568	225,115
Purchasing Power Funding LLC 1.000%, 02/27/19 (144A) (f)	2,152,247	2,152,247
4.750%, 12/15/19 (144A)	2,000,000	2,020,000
RBSHD Trust 7.685%, 10/25/47 (144A) (f)	837,585	837,490
Rice Park Financing Trust 4.625%, 10/31/41 (144A) (f)	5,044,128	5,044,128
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	1,194,228	1,195,141
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	3,338,438	3,358,912
Springleaf Funding Trust 3.160%, 11/15/24 (144A)	2,305,000	2,326,848
3.620%, 11/15/24 (144A)	725,000	724,156
SPS Servicer Advance Receivables Trust 2.530%, 11/16/48 (144A)	2,525,000	2,516,744
Sunset Mortgage Loan Co. LLC 3.721%, 11/16/44 (144A)	709,557	709,465
Trafigura Securitisation Finance plc 1.862%, 10/15/18 (144A) (a) (f)	3,188,000	3,183,052
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,221,000	1,190,126
U.S. Residential Opportunity Fund Trust 3.475%, 07/27/36 (144A)	1,254,544	1,248,145

Asset-Backed - Other—(Continued)
Vericrest Opportunity Loan Trust LLC 3.375%, 10/26/54 (144A)	281,235	281,943
3.375%, 02/25/55 (144A)	906,112	903,247
3.375%, 08/27/57 (144A)	2,238,223	2,235,671
3.375%, 10/25/58 (144A)	1,098,163	1,093,857
3.500%, 09/25/46 (144A)	6,768,103	6,794,519
3.500%, 10/25/46 (144A)	2,188,316	2,204,379
3.500%, 03/25/47 (144A)	1,213,000	1,213,653
3.500%, 02/25/55 (144A)	1,677,801	1,682,231
3.500%, 03/25/55 (144A)	1,345,745	1,350,757
3.625%, 02/25/47 (144A)	1,560,113	1,554,639
3.750%, 06/25/46 (144A)	1,183,486	1,182,086
3.844%, 06/25/46 (144A)	1,249,092	1,251,444
3.875%, 12/26/46 (144A)	2,344,441	2,338,542
3.875%, 04/25/55 (144A)	335,996	336,536
4.000%, 05/25/46 (144A)	456,515	460,094
4.250%, 02/25/55 (144A)	498,459	488,300
Verizon Owner Trust 1.420%, 01/20/21 (144A)	250,000	248,467
VM DEBT LLC 6.500%, 10/02/24 (144A) (f)	2,795,000	2,788,012
VML LLC 3.875%, 04/27/54 (144A) (a)	398,938	396,804

		150,761,788

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 1.782%, 12/27/22 (144A) (a)	330,293	330,980
1.782%, 12/26/44 (144A) (a)	1,138,341	1,130,337
		1,461,317

Total Asset-Backed Securities (Cost $212,462,241)		210,567,174

Mortgage-Backed Securities—3.8%

Collateralized Mortgage Obligations—1.8%
Banc of America Funding Trust 2.940%, 05/20/34 (a)	1,186,853	1,197,458
Bear Stearns ALT-A Trust 1.622%, 07/25/34 (a)	2,003,652	1,968,737
Countrywide Alternative Loan Trust 1.662%, 08/25/34 (a)	305,849	304,968
Global Mortgage Securitization, Ltd. 1.302%, 11/25/32 (144A) (a)	647,779	599,636
HarborView Mortgage Loan Trust 3.076%, 05/19/34 (a)	1,393,067	1,399,821
Homeowner Assistance Program Reverse Mortgage Loan Trust 4.000%, 05/26/53 (144A) (f)	1,626,203	1,616,039
Impac CMB Trust 1.722%, 11/25/34 (a)	3,384,259	3,260,792
JPMorgan Mortgage Trust 3.178%, 08/25/34 (a)	249,626	250,342

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Asset Securitization Trust 5.500%, 12/25/33	687,227	$697,410
Merrill Lynch Mortgage Investors Trust 1.442%, 04/25/29 (a)	677,165	649,100
1.482%, 05/25/29 (a)	1,508,511	1,469,585
1.602%, 10/25/28 (a)	728,726	699,006
1.622%, 10/25/28 (a)	1,383,568	1,352,617
1.960%, 01/25/29 (a)	864,681	813,821
Sequoia Mortgage Trust 1.578%, 12/20/34 (a)	1,745,872	1,710,812
1.618%, 01/20/34 (a)	938,318	893,305
1.638%, 07/20/33 (a)	1,142,218	1,062,949
1.658%, 10/20/34 (a)	1,772,075	1,678,678
1.738%, 04/20/33 (a)	952,285	897,962
Springleaf Mortgage Loan Trust 1.780%, 12/25/65 (144A) (a)	1,661,184	1,662,584
1.870%, 09/25/57 (144A) (a)	720,162	719,502
3.520%, 12/25/65 (144A) (a)	2,177,000	2,175,345
3.790%, 09/25/57 (144A) (a)	1,274,000	1,271,611
4.480%, 12/25/65 (144A) (a)	3,000,000	2,996,056
Structured Adjustable Rate Mortgage Loan Trust 3.237%, 06/25/34 (a)	684,464	679,969
Structured Asset Mortgage Investments Trust 1.878%, 05/19/33 (a)	1,615,693	1,584,688
Structured Asset Mortgage Investments Trust II 1.678%, 01/19/34 (a)	1,559,189	1,503,292
1.678%, 03/19/34 (a)	1,752,660	1,692,135
Structured Asset Securities Corp. Mortgage Loan Trust 1.582%, 10/25/27 (a)	358,354	350,243
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.279%, 11/25/33 (a)	986,475	968,497
Thornburg Mortgage Securities Trust 1.622%, 09/25/43 (a)	862,843	829,358
2.723%, 12/25/44 (a)	1,174,665	1,163,738
3.092%, 04/25/45 (a)	2,725,311	2,723,643
Wells Fargo Mortgage-Backed Securities Trust 3.094%, 03/25/35 (a)	1,701,558	1,735,357

		44,579,056

Commercial Mortgage-Backed Securities—2.0%
A10 Term Asset Financing LLC 2.620%, 11/15/27 (144A)	334,418	333,641
3.020%, 04/15/33 (144A)	1,027,519	1,024,208
4.380%, 11/15/27 (144A)	425,000	422,737
BAMLL Commercial Mortgage Securities Trust 4.214%, 08/15/46 (144A) (a)	1,200,000	1,118,734
BAMLL Re-REMIC Trust 1.855%, 09/27/44 (144A) (a)	2,704,000	2,615,820
Banc of America Commercial Mortgage Trust 5.492%, 02/10/51	1,614,398	1,623,663
5.708%, 04/10/49 (a)	162,834	162,649
BB-UBS Trust 2.892%, 06/05/30 (144A)	240,000	238,216
3.430%, 11/05/36 (144A)	2,950,000	3,016,219

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust 1.571%, 06/11/50 (144A) (a)	1,500,000	1,500,058
Citigroup Commercial Mortgage Trust 2.110%, 01/12/30 (144A)	516,898	518,115
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.219%, 07/10/45 (144A) (a) (b)	120,000,000	1,565,844
1.681%, 08/13/27 (144A) (a)	990,000	989,690
1.732%, 02/13/32 (144A) (a)	2,605,000	2,611,534
2.482%, 02/13/32 (144A) (a)	1,000,000	1,005,013
Commercial Mortgage Trust 2.987%, 04/12/35 (144A) (a)	1,871,000	1,887,371
4.353%, 08/10/30 (144A)	3,000,000	3,249,686
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	936,877
DBRR Trust 1.636%, 12/18/49 (144A) (a)	101,970	101,887
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	261,951	264,934
GS Mortgage Securities Corp. Trust 2.318%, 01/10/30 (144A)	733,000	734,717
3.551%, 04/10/34 (144A)	3,500,000	3,661,992
GS Mortgage Securities Trust 5.400%, 08/10/44 (144A) (a)	500,000	497,925
Hilton USA Trust 1.812%, 07/15/29 (144A) (a)	570,000	568,480
JPMorgan Chase Commercial Mortgage Securities Trust 5.716%, 02/15/51	2,146,722	2,176,362
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	791,850
Morgan Stanley Bank of America Merrill Lynch Trust 3.669%, 02/15/47	3,000,000	3,122,381
Morgan Stanley Re-REMIC Trust 0.250%, 07/27/49 (144A)	1,500,000	1,402,485
2.000%, 07/27/49 (144A)	166,772	166,807
RAIT Trust 2.712%, 12/15/31 (144A) (a)	982,099	979,655
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	525,646
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	2,228,000	2,279,381
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,416,228
3.808%, 12/13/29 (144A)	2,500,000	2,620,612
Wells Fargo Commercial Mortgage Trust 2.710%, 03/18/28 (144A) (a)	1,000,000	1,011,397
2.819%, 08/15/50	1,200,000	1,219,066
WF-RBS Commercial Mortgage Trust 4.207%, 03/15/45 (144A) (a)	300,000	273,362

		48,635,242

Total Mortgage-Backed Securities (Cost $92,649,934)		93,214,298

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—1.0%

Security Description	Principal Amount*	Value

Electric—0.1%
Hydro-Quebec 8.050%, 07/07/24	1,100,000	$1,439,985
9.400%, 02/01/21	845,000	1,044,435

		2,484,420

Provincial—0.0%
Province of Quebec Canada 7.125%, 02/09/24	200,000	249,410

Sovereign—0.9%
Colombia Government International Bonds 4.000%, 02/26/24 (d)	923,000	949,767
5.000%, 06/15/45	749,000	751,247
5.625%, 02/26/44	200,000	217,500
7.375%, 09/18/37	200,000	255,200
Israel Government AID Bonds Zero Coupon, 11/01/24	6,960,000	5,660,505
Zero Coupon, 02/15/25	2,000,000	1,583,564
Zero Coupon, 08/15/25	2,500,000	1,949,842
Mexico Government International Bonds 3.500%, 01/21/21 (d)	2,948,000	3,057,076
3.600%, 01/30/25	537,000	535,658
4.000%, 10/02/23 (d)	1,374,000	1,415,220
4.125%, 01/21/26 (d)	389,000	399,892
4.350%, 01/15/47	228,000	209,760
4.600%, 01/23/46	222,000	212,565
5.550%, 01/21/45	737,000	795,960
5.750%, 10/12/10	500,000	497,500
Panama Government International Bonds 4.000%, 09/22/24	323,000	337,131
Peruvian Government International Bonds 5.625%, 11/18/50 (d)	73,000	86,961
Poland Government International Bonds 4.000%, 01/22/24 (d)	930,000	976,161
South Africa Government International Bonds 5.375%, 07/24/44	1,077,000	1,056,279
5.875%, 09/16/25 (d)	384,000	413,192
Turkey Government International Bonds 5.750%, 03/22/24	500,000	518,730

		21,879,710

Total Foreign Government (Cost $24,895,345)		24,613,540

Securities Lending Reinvestments (h)—6.3%

Certificates of Deposit—3.6%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,994,230	1,998,360
Banco Del Estado De Chile New York 1.426%, 06/21/17 (a)	2,000,000	2,001,084
Bank of America N.A. 1.271%, 07/11/17 (a)	8,000,000	8,008,466
Bank of Nova Scotia Houston 1.355%, 11/03/17 (a)	4,000,000	4,004,394

Certificates of Deposit—(Continued)
Canadian Imperial Bank 1.392%, 10/27/17 (a)	1,500,000	1,501,804
Chiba Bank, Ltd., New York 1.100%, 04/07/17	2,000,000	2,000,022
Cooperative Rabobank UA New York 1.422%, 10/13/17 (a)	500,000	500,681
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (a)	1,250,000	1,250,141
Credit Industriel et Commercial 1.440%, 04/05/17 (a)	500,000	500,022
Credit Suisse AG New York 1.511%, 04/03/17 (a)	500,000	500,008
1.581%, 04/11/17 (a)	1,100,000	1,100,090
1.581%, 05/12/17 (a)	4,000,000	4,001,212
Danske Bank A/S London
Zero Coupon, 05/12/17	3,988,422	3,995,880
DNB NOR Bank ASA 1.279%, 07/28/17 (a)	1,800,000	1,800,796
ING Bank NV 1.461%, 04/18/17 (a)	1,500,000	1,500,639
KBC Bank NV 1.120%, 05/08/17	4,500,000	4,500,675
1.150%, 04/18/17	1,000,000	1,000,090
1.150%, 04/27/17	2,000,000	1,998,820
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (a)	800,000	800,098
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (a)	1,000,000	1,000,576
1.543%, 05/17/17	2,000,000	2,000,594
1.591%, 04/11/17 (a)	500,000	500,038
1.643%, 04/18/17 (a)	3,500,000	3,500,507
National Australia Bank London 1.199%, 05/02/17 (a)	3,000,000	3,001,051
1.338%, 11/09/17 (a)	1,500,000	1,497,555
Natixis New York 1.241%, 08/03/17 (a)	5,100,000	5,103,284
Rabobank London 1.422%, 10/13/17 (a)	500,000	501,223
Royal Bank of Canada New York 1.340%, 04/04/17 (a)	500,000	499,988
1.422%, 10/13/17 (a)	1,000,000	1,001,789
Sumitomo Bank New York 1.390%, 06/05/17 (a)	2,000,000	2,000,946
1.410%, 05/05/17 (a)	1,000,000	1,000,195
1.578%, 06/19/17 (a)	1,500,000	1,501,014
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (a)	2,600,000	2,601,391
1.534%, 04/07/17 (a)	500,000	500,029
1.591%, 04/12/17 (a)	500,000	500,100
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (a)	2,000,000	2,001,359
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (a)	2,500,000	2,501,620
1.558%, 04/10/17 (a)	1,000,000	1,000,126
1.572%, 04/26/17 (a)	2,000,000	2,000,662

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken New York 1.508%, 05/18/17 (a)	2,500,000	$2,501,292
UBS, Stamford 1.301%, 05/12/17 (a)	1,300,000	1,300,320
1.589%, 07/31/17 (a)	2,405,202	2,406,611
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (a)	1,700,000	1,702,779
1.452%, 04/26/17 (a)	1,700,000	1,700,452

		87,788,793

Commercial Paper—1.5%
Barton Capital S.A. 1.160%, 04/07/17	5,383,644	5,399,260
Commonwealth Bank Australia 1.389%, 10/23/17 (a)	2,000,000	2,002,444
Den Norske ASA 1.432%, 04/27/17 (a)	2,400,000	2,400,518
HSBC plc 1.442%, 04/25/17 (a)	3,800,000	3,800,684
Kells Funding LLC 1.100%, 06/05/17	2,490,375	2,494,617
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,495,549	1,498,172
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
National Australia Bank, Ltd. 1.440%, 12/06/17 (a)	1,500,000	1,502,241
Sheffield Receivables Co. 1.170%, 04/04/17	4,486,984	4,499,672
Starbird Funding Corp. 1.441%, 06/13/17 (a)	6,500,000	6,502,294
Versailles Commercial Paper LLC 1.120%, 04/24/17	997,200	999,387
Westpac Banking Corp. 1.380%, 10/20/17 (a)	2,500,000	2,504,531

		35,602,522

Repurchase Agreements—0.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,062,036 on 04/03/17, collateralized by $2,965,750 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,103,143.	2,061,904	2,061,904
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $600,044 on 04/03/17, collateralized by $614,092 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $612,000.	600,000	600,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,509,673 on 07/03/17, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $34,659 on 04/03/17, collateralized by $35,064 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $35,350.	34,656	34,656
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $3,001,950 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $6,537,440 on 06/02/17, collateralized by various Common Stock with a value of $7,150,000.	6,500,000	6,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $700,048 on 04/03/17, collateralized by $695,621 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $714,431.	700,000	700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,524,479 on 07/03/17, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $1,000,082 on 04/03/17, collateralized by $1,170,651 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $1,020,083.	1,000,000	$1,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $2,000,155 on 04/03/17, collateralized by $5,986,949 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $2,040,000.	2,000,000	2,000,000

		20,896,560

Time Deposits—0.3%
OP Corporate Bank plc 1.180%, 04/24/17	1,500,000	1,500,000
Shinkin Central Bank 1.350%, 04/21/17	1,800,000	1,800,000
1.440%, 04/25/17	1,000,000	1,000,000
1.440%, 04/26/17	2,200,000	2,200,000
1.440%, 04/27/17	500,000	500,000

		7,000,000

Total Securities Lending Reinvestments (Cost $151,233,882)		151,287,875

Total Investments—105.8% (Cost $2,564,135,267) (i)		2,553,130,071
Other assets and liabilities (net)—(5.8)%		(140,876,116)

Net Assets—100.0%		$2,412,253,955

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $147,820,462 and the collateral received consisted of cash in the amount of $151,182,566. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $26,461,773, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent less than 0.05% of net assets.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(i)	As of March 31, 2017, the aggregate cost of investments was $2,564,135,267. The aggregate unrealized appreciation and depreciation of investments were $42,088,243 and $(53,093,439), respectively, resulting in net unrealized depreciation of $(11,005,196).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $361,139,338, which is 15.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Camillo, 5.000%, 12/05/23	11/17/16	$3,588,470	$3,588,470	$3,588,470
Carlyle Global Market Strategies Commodities Funding, Ltd., 2.922%, 10/15/21	05/22/14	1,082,457	1,082,457	519,580
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	115,725
Homeowner Assistance Program Reverse Mortgage Loan Trust, 4.000%, 05/26/53	05/03/13	1,626,203	1,603,101	1,616,039
LV Tower 52 Issuer LLC, 5.750%, 02/15/23	08/04/15	2,765,351	2,762,243	2,724,977
LV Tower 52 Issuer LLC, 7.750%, 02/15/23	08/04/15	1,404,380	1,403,442	1,368,849
Purchasing Power Funding LLC, 1.000%, 02/27/19	11/04/16	2,152,247	2,141,486	2,152,247
RBSHD Trust, 7.685%, 10/25/47	09/27/13	837,585	837,585	837,490
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	5,044,128	5,028,277	5,044,128
Trafigura Securitisation Finance plc, 1.862%, 10/15/18	01/30/14	3,188,000	3,188,000	3,183,052
Tricolor Auto Securitization Trust, 5.090%, 05/15/20	02/21/17	2,523,621	2,523,621	2,523,204
VM DEBT LLC, 6.500%, 10/02/24	03/23/17	2,795,000	2,788,012	2,788,012

				$26,461,773

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,430,219,150	$—	$1,430,219,150
Total Corporate Bonds & Notes*	—	643,228,034	—	643,228,034
Asset-Backed Securities
Asset-Backed - Automobile	—	55,673,874	—	55,673,874
Asset-Backed - Credit Card	—	2,347,102	—	2,347,102
Asset-Backed - Home Equity	—	323,093	—	323,093
Asset-Backed - Other	—	150,126,483	635,305	150,761,788
Asset-Backed - Student Loan	—	1,461,317	—	1,461,317
Total Asset-Backed Securities	—	209,931,869	635,305	210,567,174
Total Mortgage-Backed Securities*	—	93,214,298	—	93,214,298
Total Foreign Government*	—	24,613,540	—	24,613,540
Total Securities Lending Reinvestments*	—	151,287,875	—	151,287,875
Total Investments	$—	$2,552,494,766	$635,305	$2,553,130,071

Collateral for Securities Loaned (Liability)	$—	$(151,182,566)	$—	$(151,182,566)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—35.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Airbus SE	40,828	$3,106,986
BAE Systems plc	113,061	911,211
General Dynamics Corp.	6,683	1,251,058
L3 Technologies, Inc.	2,535	419,010
Northrop Grumman Corp.	2,778	660,719
Safran S.A.	23,427	1,750,261
Textron, Inc.	2,640	125,638
Thales S.A.	35,671	3,450,073
United Technologies Corp.	8,359	937,963

		12,612,919

Air Freight & Logistics—0.1%
FedEx Corp.	1,120	218,568
United Parcel Service, Inc. - Class B	1,835	196,895
Yamato Holdings Co., Ltd.	95,800	2,011,086

		2,426,549

Airlines—0.2%
Delta Air Lines, Inc.	15,840	728,006
Japan Airlines Co., Ltd.	78,400	2,489,321
United Continental Holdings, Inc. (a)	14,220	1,004,501

		4,221,828

Auto Components—0.3%
Bridgestone Corp.	68,200	2,765,020
Continental AG	11,433	2,506,427
Delphi Automotive plc	8,680	698,653
Lear Corp.	1,611	228,085

		6,198,185

Automobiles—1.5%
Astra International Tbk PT	2,015,500	1,307,112
Daimler AG	40,639	3,001,268
Ford Motor Co.	9,712	113,048
Fuji Heavy Industries, Ltd.	10,800	397,659
Geely Automobile Holdings, Ltd.	770,000	1,181,670
General Motors Co.	26,927	952,139
Honda Motor Co., Ltd.	206,800	6,248,708
Hyundai Motor Co.	13,860	1,951,488
Mahindra & Mahindra, Ltd. (GDR)	97,070	1,931,693
Renault S.A.	20,791	1,806,297
Suzuki Motor Corp.	161,000	6,703,354
Toyota Motor Corp.	54,500	2,965,875

		28,560,311

Banks—4.3%
Australia & New Zealand Banking Group, Ltd.	150,525	3,656,000
Banco Santander Chile (ADR)	32,060	804,065
Banco Santander S.A.	598,890	3,670,390
Bank Central Asia Tbk PT	653,000	811,902
Bank of America Corp.	161,698	3,814,456
Bank Rakyat Indonesia Persero Tbk PT	1,227,600	1,195,320
BB&T Corp.	9,656	431,623
BNP Paribas S.A.	107,466	7,158,149

Banks—(Continued)
Capitec Bank Holdings, Ltd.	10,650	604,315
Citigroup, Inc.	59,440	3,555,701
Credicorp, Ltd.	6,700	1,094,110
Credit Agricole S.A.	243,183	3,300,782
Grupo Financiero Banorte S.A.B. de C.V. - Class O	117,300	675,020
HDFC Bank, Ltd. (ADR)	94,280	7,091,742
HSBC Holdings plc	141,239	1,154,018
ING Groep NV	492,253	7,437,135
Itau Unibanco Holding S.A. (ADR) (b)	161,000	1,943,270
KeyCorp	46,783	831,802
Mitsubishi UFJ Financial Group, Inc.	1,429,000	9,020,450
Mizuho Financial Group, Inc.	1,548,100	2,844,782
Nordea Bank AB	83,112	949,610
PNC Financial Services Group, Inc. (The)	2,249	270,420
Public Bank Bhd	107,000	481,071
Regions Financial Corp.	19,794	287,607
Sberbank of Russia PJSC (ADR)	155,990	1,798,565
Siam Commercial Bank PCL (The)	275,600	1,307,320
Societe Generale S.A.	53,174	2,704,238
Standard Chartered plc (a)	236,694	2,265,225
Sumitomo Mitsui Financial Group, Inc.	172,200	6,278,520
Sumitomo Mitsui Trust Holdings, Inc.	42,000	1,462,268
SVB Financial Group (a) (b)	1,127	209,723
Svenska Handelsbanken AB - A Shares (b)	140,926	1,932,945
Wells Fargo & Co.	68,039	3,787,051
Zions Bancorp (b)	3,953	166,026

		84,995,621

Beverages—0.9%
Ambev S.A. (ADR)	252,650	1,455,264
Anheuser-Busch InBev S.A.	29,286	3,217,350
Britvic plc	84,638	687,086
Coca-Cola Co. (The)	27,622	1,172,278
Constellation Brands, Inc. - Class A	7,561	1,225,411
Dr Pepper Snapple Group, Inc.	1,964	192,315
Molson Coors Brewing Co. - Class B	13,286	1,271,603
PepsiCo, Inc.	29,329	3,280,742
Pernod-Ricard S.A.	17,079	2,021,424
Suntory Beverage & Food, Ltd.	34,200	1,442,560
Tsingtao Brewery Co., Ltd. - Class H	166,000	764,230

		16,730,263

Biotechnology—0.6%
Alexion Pharmaceuticals, Inc. (a)	4,859	589,105
Biogen, Inc. (a)	5,746	1,571,071
BioMarin Pharmaceutical, Inc. (a) (b)	1,057	92,784
Celgene Corp. (a)	14,315	1,781,215
Genmab A/S (a)	14,685	2,830,481
Gilead Sciences, Inc.	20,391	1,384,957
Shire plc	49,984	2,908,255
Vertex Pharmaceuticals, Inc. (a)	5,791	633,246

		11,791,114

Building Products—0.2%
Allegion plc (b)	7,327	554,654

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Daikin Industries, Ltd.	29,100	$2,933,029
Johnson Controls International plc	4,697	197,838
Lennox International, Inc. (b)	690	115,437
Masco Corp.	17,555	596,694

		4,397,652

Capital Markets—0.8%
3i Group plc	167,386	1,571,899
Ameriprise Financial, Inc.	1,747	226,551
Bank of New York Mellon Corp. (The)	27,606	1,303,831
BlackRock, Inc.	747	286,482
Charles Schwab Corp. (The)	35,511	1,449,204
Deutsche Boerse AG (a)	20,055	1,838,033
Goldman Sachs Group, Inc. (The)	982	225,585
Henderson Group plc (b)	243,308	709,491
Intercontinental Exchange, Inc.	15,160	907,629
Morgan Stanley	44,253	1,895,799
Schroders plc	27,652	1,049,785
State Street Corp.	7,658	609,653
TD Ameritrade Holding Corp. (b)	7,599	295,297
UBS Group AG	193,084	3,090,328

		15,459,567

Chemicals—0.7%
Asahi Kasei Corp.	244,000	2,371,798
Chr Hansen Holding A/S	35,819	2,297,578
Dow Chemical Co. (The)	12,176	773,663
E.I. du Pont de Nemours & Co.	23,275	1,869,681
Eastman Chemical Co.	14,951	1,208,041
Mosaic Co. (The)	22,451	655,120
Sumitomo Chemical Co., Ltd.	712,000	3,993,843

		13,169,724

Commercial Services & Supplies—0.0%
Rentokil Initial plc	285,809	884,493

Communications Equipment—0.0%
Cisco Systems, Inc.	25,458	860,480

Construction & Engineering—0.1%
Fluor Corp. (b)	4,376	230,265
Kajima Corp.	160,000	1,046,070

		1,276,335

Construction Materials—0.1%
Martin Marietta Materials, Inc. (b)	680	148,410
Siam Cement PCL (The)	61,300	963,318

		1,111,728

Consumer Finance—0.1%
American Express Co.	6,388	505,355
Capital One Financial Corp.	10,834	938,874
Discover Financial Services	11,885	812,815

		2,257,044

Containers & Packaging—0.1%
Crown Holdings, Inc. (a)	7,900	418,305
Sealed Air Corp.	4,136	180,247
WestRock Co.	10,272	534,452

		1,133,004

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	18,842	3,140,585
FirstRand, Ltd.	401,560	1,386,961
ORIX Corp.	181,700	2,697,308
Remgro, Ltd.	74,063	1,138,003
Voya Financial, Inc.	3,453	131,076

		8,493,933

Diversified Telecommunication Services—0.8%
AT&T, Inc. (b)	55,220	2,294,391
CenturyLink, Inc. (b)	5,623	132,534
Deutsche Telekom AG	69,251	1,213,429
Nippon Telegraph & Telephone Corp.	184,000	7,859,667
Orange S.A.	84,583	1,316,219
Telecom Italia S.p.A. (a)	2,458,239	2,210,756
Verizon Communications, Inc.	20,814	1,014,683

		16,041,679

Electric Utilities—0.9%
Edison International (b)	14,663	1,167,322
Endesa S.A.	41,441	973,926
Enel S.p.A.	1,905,374	8,972,218
Iberdrola S.A.	396,538	2,836,379
NextEra Energy, Inc.	13,333	1,711,557
PG&E Corp.	16,328	1,083,526
Pinnacle West Capital Corp.	5,349	446,000
Xcel Energy, Inc.	20,018	889,800

		18,080,728

Electrical Equipment—0.2%
Eaton Corp. plc	14,369	1,065,461
Mitsubishi Electric Corp.	236,000	3,394,936

		4,460,397

Electronic Equipment, Instruments & Components—0.3%
Delta Electronics, Inc.	237,867	1,276,144
Keyence Corp.	9,800	3,930,928
TE Connectivity, Ltd.	18,583	1,385,363

		6,592,435

Energy Equipment & Services—0.2%
Halliburton Co.	9,617	473,253
Schlumberger, Ltd.	12,214	953,913
TechnipFMC plc (a)	66,195	2,154,079

		3,581,245

Equity Real Estate Investment Trusts—0.7%
AvalonBay Communities, Inc. (b)	4,911	901,660
Brixmor Property Group, Inc.	4,822	103,480

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Camden Property Trust (b)	770	$61,954
Equinix, Inc.	1,425	570,527
Essex Property Trust, Inc.	862	199,579
First Real Estate Investment Trust	890,000	834,053
Goodman Group	524,894	3,104,497
HCP, Inc.	10,765	336,729
Kimco Realty Corp. (b)	16,314	360,376
Klepierre	70,910	2,758,603
Liberty Property Trust	4,322	166,613
Lippo Malls Indonesia Retail Trust	3,206,600	905,456
Macerich Co. (The) (b)	608	39,155
Mapletree Logistics Trust	1,338,800	1,047,996
Prologis, Inc.	10,688	554,494
Public Storage	1,722	376,963
Regency Centers Corp.	2,343	155,552
Simon Property Group, Inc.	3,740	643,392
SL Green Realty Corp. (b)	2,767	295,018
Spirit Realty Capital, Inc.	8,549	86,601
STORE Capital Corp.	8,855	211,457

		13,714,155

Food & Staples Retailing—0.8%
Bid Corp., Ltd.	75,189	1,453,652
Costco Wholesale Corp.	7,888	1,322,739
CVS Health Corp.	3,000	235,500
Distribuidora Internacional de Alimentacion S.A.	320,920	1,855,906
Koninklijke Ahold Delhaize NV	212,858	4,555,604
Kroger Co. (The) (b)	9,799	288,972
Magnit PJSC (GDR)	31,180	1,191,076
President Chain Store Corp.	154,000	1,270,421
Shoprite Holdings, Ltd.	62,850	906,234
Sun Art Retail Group, Ltd.	807,000	756,222
Wal-Mart de Mexico S.A.B. de C.V.	319,340	736,850
Wal-Mart Stores, Inc.	2,685	193,535
Walgreens Boots Alliance, Inc.	20,743	1,722,706

		16,489,417

Food Products—0.5%
Archer-Daniels-Midland Co.	8,257	380,152
Associated British Foods plc	53,509	1,748,367
J.M. Smucker Co. (The)	639	83,760
Kraft Heinz Co. (The)	8,852	803,850
Marine Harvest ASA (a)	299,406	4,561,276
Mondelez International, Inc. - Class A	38,060	1,639,625
Tiger Brands, Ltd.	20,350	606,604

		9,823,634

Health Care Equipment & Supplies—0.4%
Abbott Laboratories	27,334	1,213,903
Becton Dickinson & Co.	2,406	441,357
Boston Scientific Corp. (a)	57,908	1,440,172
Cooper Cos., Inc. (The) (b)	559	111,739
Danaher Corp.	6,630	567,064
Hoya Corp.	57,600	2,778,667

Health Care Equipment & Supplies—(Continued)
Zimmer Biomet Holdings, Inc.	2,686	327,987

		6,880,889

Health Care Providers & Services—0.5%
Aetna, Inc. (b)	9,611	1,225,883
Cigna Corp.	2,736	400,797
Fresenius SE & Co. KGaA	27,780	2,231,281
HCA Holdings, Inc. (a) (b)	1,397	124,319
Humana, Inc.	4,088	842,700
Spire Healthcare Group plc (144A)	248,514	1,006,796
UnitedHealth Group, Inc.	18,388	3,015,816

		8,847,592

Hotels, Restaurants & Leisure—0.3%
Oriental Land Co., Ltd.	30,300	1,739,383
Royal Caribbean Cruises, Ltd.	6,382	626,138
Sands China, Ltd.	259,600	1,201,534
Starbucks Corp.	24,856	1,451,342
Yum! Brands, Inc.	358	22,876

		5,041,273

Household Durables—0.2%
D.R. Horton, Inc.	10,794	359,548
Haseko Corp.	174,900	1,899,654
Newell Brands, Inc. (b)	2,405	113,444
PulteGroup, Inc.	16,124	379,720
Taylor Wimpey plc	583,091	1,411,984
Toll Brothers, Inc. (a) (b)	3,446	124,435

		4,288,785

Household Products—0.2%
Kimberly-Clark Corp.	10,591	1,394,093
Procter & Gamble Co. (The)	24,542	2,205,099
Unilever Indonesia Tbk PT	152,200	494,863

		4,094,055

Industrial Conglomerates—1.0%
Bidvest Group, Ltd. (The)	70,469	807,753
General Electric Co.	111,966	3,336,587
Honeywell International, Inc.	21,698	2,709,429
Jardine Matheson Holdings, Ltd.	28,300	1,818,337
KOC Holding A/S	106,110	447,990
Siemens AG	74,112	10,152,245

		19,272,341

Insurance—2.1%
AIA Group, Ltd.	1,355,200	8,542,076
Allianz SE	5,870	1,087,348
American International Group, Inc.	19,894	1,241,983
Arthur J. Gallagher & Co.	13,680	773,467
AXA S.A.	242,266	6,269,328
Chubb, Ltd.	11,873	1,617,696
Everest Re Group, Ltd.	1,406	328,737
Hartford Financial Services Group, Inc. (The)	4,274	205,451

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Legal & General Group plc	226,717	$702,509
Muenchener Rueckversicherungs-Gesellschaft AG	2,585	505,840
Ping An Insurance Group Co. of China, Ltd. - Class H	312,500	1,748,522
Prudential Financial, Inc.	11,464	1,222,980
Prudential plc	462,826	9,790,378
Sanlam, Ltd.	131,470	659,941
Sompo Holdings, Inc.	35,300	1,298,001
Swiss Re AG	13,248	1,189,761
Tokio Marine Holdings, Inc.	69,300	2,934,087
XL Group, Ltd.	9,795	390,429

		40,508,534

Internet & Direct Marketing Retail—0.2%
Amazon.com, Inc. (a)	4,648	4,120,638
TripAdvisor, Inc. (a) (b)	2,504	108,073

		4,228,711

Internet Software & Services—1.0%
Alibaba Group Holding, Ltd. (ADR) (a)	24,774	2,671,381
Alphabet, Inc. - Class A (a)	4,010	3,399,678
Alphabet, Inc. - Class C (a)	4,222	3,502,402
Baidu, Inc. (ADR) (a)	9,260	1,597,535
Facebook, Inc. - Class A (a)	31,746	4,509,519
Tencent Holdings, Ltd.	165,700	4,756,405

		20,436,920

IT Services—1.1%
Accenture plc - Class A	23,762	2,848,589
Atos SE	16,596	2,051,842
Automatic Data Processing, Inc.	2,133	218,398
Cap Gemini S.A.	73,131	6,758,493
Cielo S.A.	110,256	997,044
Cognizant Technology Solutions Corp. - Class A (a)	5,138	305,814
Fidelity National Information Services, Inc.	13,225	1,052,974
Infosys, Ltd. (ADR) (b)	163,680	2,586,144
International Business Machines Corp.	2,014	350,718
MasterCard, Inc. - Class A	1,385	155,771
Tata Consultancy Services, Ltd.	38,000	1,418,131
Vantiv, Inc. - Class A (a)	3,464	222,112
Visa, Inc. - Class A	32,005	2,844,284
WEX, Inc. (a) (b)	3,798	393,093

		22,203,407

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	7,902	417,779
Illumina, Inc. (a) (b)	3,308	564,477
Thermo Fisher Scientific, Inc.	4,103	630,221

		1,612,477

Machinery—0.4%
Cummins, Inc.	3,399	513,929
Deere & Co.	1,873	203,895

Machinery—(Continued)
DMG Mori Co., Ltd.	119,100	1,866,449
Fortive Corp.	1,621	97,617
Ingersoll-Rand plc	7,115	578,592
PACCAR, Inc. (b)	7,131	479,203
Parker-Hannifin Corp.	1,491	239,037
Pentair plc	1,371	86,071
Snap-on, Inc. (b)	3,876	653,765
Stanley Black & Decker, Inc.	10,127	1,345,575
Wartsila Oyj Abp	32,980	1,763,786
WEG S.A.	133,692	743,065

		8,570,984

Media—0.7%
Charter Communications, Inc. - Class A (a)	6,010	1,967,193
Comcast Corp. - Class A	69,642	2,617,843
Dentsu, Inc.	21,900	1,191,114
DISH Network Corp. - Class A (a) (b)	11,692	742,325
Informa plc	176,531	1,443,755
Sirius XM Holdings, Inc. (b)	48,441	249,471
Time Warner, Inc.	8,236	804,740
Twenty-First Century Fox, Inc. - Class A	76,475	2,477,025
Walt Disney Co. (The)	13,388	1,518,065
WPP plc	37,201	816,663

		13,828,194

Metals & Mining—1.0%
Alcoa Corp.	4,653	160,063
Antofagasta plc	190,798	1,988,408
BHP Billiton plc	159,014	2,466,273
Newmont Mining Corp.	5,276	173,897
Nippon Steel & Sumitomo Metal Corp.	94,900	2,195,863
Norsk Hydro ASA	555,193	3,226,932
Rio Tinto plc	196,031	7,890,690
Vale S.A. (ADR) (b)	96,410	865,762

		18,967,888

Multi-Utilities—0.3%
Ameren Corp. (b)	15,767	860,721
CMS Energy Corp.	13,456	602,021
NiSource, Inc.	10,133	241,064
RWE AG (a)	211,554	3,506,323

		5,210,129

Multiline Retail—0.2%
Dollar General Corp.	8,679	605,187
Izumi Co., Ltd.	32,400	1,456,480
Lojas Renner S.A.	117,700	1,045,186
Macy’s, Inc. (b)	3,530	104,629
Marui Group Co., Ltd.	104,800	1,427,506

		4,638,988

Oil, Gas & Consumable Fuels—1.5%
Anadarko Petroleum Corp.	13,506	837,372
Apache Corp. (b)	4,264	219,127
Cabot Oil & Gas Corp. (b)	19,869	475,068

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Chevron Corp.	16,024	$1,720,497
CNOOC, Ltd.	702,000	840,175
Concho Resources, Inc. (a) (b)	3,139	402,859
Diamondback Energy, Inc. (a) (b)	8,683	900,557
Enagas S.A.	37,562	974,757
EOG Resources, Inc.	14,176	1,382,869
EQT Corp. (b)	10,382	634,340
Exxon Mobil Corp.	39,468	3,236,771
Kinder Morgan, Inc. (b)	16,393	356,384
Lukoil PJSC (ADR)	30,110	1,597,637
Marathon Petroleum Corp.	3,653	184,623
Occidental Petroleum Corp.	14,947	947,042
Oil Search, Ltd.	322,183	1,769,523
Pioneer Natural Resources Co.	8,147	1,517,216
Royal Dutch Shell plc - A Shares	214,226	5,642,797
Total S.A.	64,599	3,263,472
Ultrapar Participacoes S.A.	62,950	1,440,132
Valero Energy Corp. (b)	4,908	325,351

		28,668,569

Paper & Forest Products—0.1%
UPM-Kymmene Oyj	95,084	2,237,576

Personal Products—0.2%
Unilever NV	62,170	3,088,588

Pharmaceuticals—2.2%
Allergan plc (b)	8,339	1,992,354
Aspen Pharmacare Holdings, Ltd.	36,000	737,259
Astellas Pharma, Inc.	51,900	684,871
AstraZeneca plc	64,569	3,968,338
Bayer AG	5,733	660,840
Bristol-Myers Squibb Co.	38,102	2,071,987
Eli Lilly & Co.	21,776	1,831,579
GlaxoSmithKline plc	233,719	4,861,776
Johnson & Johnson	17,773	2,213,627
Merck & Co., Inc.	20,494	1,302,189
Merck KGaA	25,780	2,936,152
Novartis AG	34,307	2,547,020
Novo Nordisk A/S - Class B	32,340	1,111,829
Pfizer, Inc.	105,772	3,618,460
Roche Holding AG	31,918	8,142,453
Sanofi	41,299	3,736,590

		42,417,324

Professional Services—0.0%
Wolters Kluwer NV	18,141	753,872

Real Estate Management & Development—0.5%
Deutsche Wohnen AG	75,324	2,480,405
Mitsui Fudosan Co., Ltd.	112,000	2,396,037
Savills plc	18,083	208,661
TAG Immobilien AG	144,233	1,941,028
Vonovia SE	52,745	1,858,796

		8,884,927

Road & Rail—0.3%
Canadian Pacific Railway, Ltd.	4,053	595,467
Central Japan Railway Co.	3,800	621,124
East Japan Railway Co.	5,700	497,276
Norfolk Southern Corp.	3,448	386,072
Union Pacific Corp.	22,711	2,405,549
West Japan Railway Co.	10,600	690,425

		5,195,913

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	21,739	1,781,511
ASML Holding NV	37,758	5,008,219
Broadcom, Ltd.	12,337	2,701,310
Infineon Technologies AG	216,272	4,416,036
Lam Research Corp.	1,948	250,045
Microchip Technology, Inc. (b)	5,075	374,434
NVIDIA Corp.	3,099	337,574
QUALCOMM, Inc.	1,975	113,247
Sumco Corp.	128,700	2,154,882
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	162,360	5,331,902
Texas Instruments, Inc.	29,798	2,400,527
Tokyo Electron, Ltd.	61,800	6,766,738

		31,636,425

Software—0.6%
Adobe Systems, Inc. (a)	19,828	2,580,217
Microsoft Corp.	109,823	7,232,943
Oracle Corp.	5,793	258,426
SAP SE	10,071	988,209
Snap, Inc. - Class A (a)	5,500	123,915
Workday, Inc. - Class A (a) (b)	2,588	215,529

		11,399,239

Specialty Retail—0.7%
AutoZone, Inc. (a)	81	58,567
Best Buy Co., Inc. (b)	8,441	414,875
Dixons Carphone plc	492,914	1,961,450
Home Depot, Inc. (The)	19,004	2,790,357
Industria de Diseno Textil S.A.	46,512	1,639,403
Kingfisher plc	362,242	1,480,761
Lowe’s Cos., Inc.	24,338	2,000,827
Mr. Price Group, Ltd.	26,480	315,265
O’Reilly Automotive, Inc. (a) (b)	3,394	915,837
Ross Stores, Inc.	7,889	519,649
TJX Cos., Inc. (The)	25,315	2,001,910

		14,098,901

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	61,197	8,791,561
Hewlett Packard Enterprise Co.	9,731	230,625
HP, Inc.	55,685	995,648
Samsung Electronics Co., Ltd. (GDR) (a)	4,610	4,229,675

		14,247,509

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.3%
adidas AG	13,676	$2,600,792
Kering	6,956	1,800,821
NIKE, Inc. - Class B	9,325	519,682
PVH Corp. (b)	837	86,605

		5,007,900

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp., Ltd.	103,380	2,391,815

Tobacco—0.8%
Altria Group, Inc.	9,406	671,777
British American Tobacco plc	111,964	7,422,083
Imperial Brands plc	79,455	3,853,706
Japan Tobacco, Inc.	17,600	572,925
Philip Morris International, Inc.	16,045	1,811,481
Reynolds American, Inc.	8,791	554,009

		14,885,981

Trading Companies & Distributors—0.7%
Mitsubishi Corp.	298,100	6,455,996
Mitsui & Co., Ltd.	231,400	3,360,662
Sumitomo Corp.	46,300	623,894
Wolseley plc	47,476	2,986,181

		13,426,733

Transportation Infrastructure—0.0%
CCR S.A.	140,060	807,539

Wireless Telecommunication Services—0.4%
KDDI Corp.	49,000	1,287,472
Mobile TeleSystems PJSC (a)	42,700	207,781
Mobile TeleSystems PJSC (ADR)	29,850	329,246
MTN Group, Ltd.	104,690	950,650
NTT DoCoMo, Inc.	54,500	1,270,159
T-Mobile U.S., Inc. (a)	2,177	140,612
Vodafone Group plc	1,262,197	3,282,723

		7,468,643

Total Common Stocks (Cost $630,252,061)		700,613,061

Corporate Bonds & Notes—26.0%

Aerospace/Defense—0.5%
Airbus Group Finance B.V. 2.700%, 04/17/23 (144A)	279,000	277,928
Arconic, Inc. 5.900%, 02/01/27 (b)	435,000	465,689
BAE Systems Finance, Inc. 7.500%, 07/01/27 (144A)	300,000	389,152
Boeing Co. (The) 7.250%, 06/15/25	11,000	14,204
8.625%, 11/15/31	200,000	302,944

Aerospace/Defense—(Continued)
General Dynamics Corp. 1.875%, 08/15/23	195,000	185,570
Harris Corp. 2.700%, 04/27/20	70,000	70,644
3.832%, 04/27/25	690,000	702,417
4.854%, 04/27/35	100,000	106,824
5.054%, 04/27/45	170,000	186,004
L3 Technologies, Inc. 3.850%, 12/15/26	136,000	137,892
Lockheed Martin Corp. 2.500%, 11/23/20	215,000	216,485
3.100%, 01/15/23	96,000	97,313
3.550%, 01/15/26 (b)	965,000	980,772
3.800%, 03/01/45	240,000	225,388
4.070%, 12/15/42	267,000	262,104
4.850%, 09/15/41	283,000	307,561
6.150%, 09/01/36	154,000	194,201
Northrop Grumman Corp. 3.250%, 08/01/23	400,000	409,040
Northrop Grumman Systems Corp. 7.750%, 02/15/31	200,000	282,323
Raytheon Co. 3.150%, 12/15/24	91,000	92,840
Rockwell Collins, Inc. 2.800%, 03/15/22	495,000	495,673
3.200%, 03/15/24	445,000	444,492
3.500%, 03/15/27	200,000	200,058
4.350%, 04/15/47	165,000	164,780
United Technologies Corp. 3.750%, 11/01/46	280,000	262,883
4.150%, 05/15/45	260,000	260,594
5.400%, 05/01/35	525,000	613,151
5.700%, 04/15/40	250,000	304,560
6.700%, 08/01/28	233,000	302,137
8.875%, 11/15/19	41,000	47,900

		9,003,523

Agriculture—0.5%
Altria Group, Inc. 2.850%, 08/09/22	2,087,000	2,091,239
4.000%, 01/31/24	360,000	378,565
Archer-Daniels-Midland Co. 2.500%, 08/11/26 (b)	350,000	332,430
4.016%, 04/16/43	150,000	148,540
BAT International Finance plc 2.750%, 06/15/20 (144A) (b)	255,000	257,196
Bunge N.A. Finance L.P. 5.900%, 04/01/17	90,000	90,000
Bunge, Ltd. Finance Corp. 3.200%, 06/15/17 (b)	131,000	131,440
3.250%, 08/15/26	185,000	178,803
3.500%, 11/24/20 (b)	26,000	26,678
8.500%, 06/15/19	250,000	283,439

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Cargill, Inc. 4.760%, 11/23/45 (144A)	399,000	$433,975
7.350%, 03/06/19 (144A)	260,000	286,729
Imperial Brands Finance plc 3.750%, 07/21/22 (144A)	375,000	385,143
Philip Morris International, Inc. 2.000%, 02/21/20 (b)	1,715,000	1,710,721
2.125%, 05/10/23	190,000	181,196
3.250%, 11/10/24	695,000	698,616
Reynolds American, Inc. 4.450%, 06/12/25	1,537,000	1,617,859

		9,232,569

Airlines—0.1%
Air Canada Pass-Through Trust 3.600%, 03/15/27 (144A)	566,352	569,184
American Airlines Pass-Through Trust 3.200%, 06/15/28	500,000	489,090
3.650%, 06/15/28	22,000	21,849
3.650%, 02/15/29	202,000	202,818
4.950%, 01/15/23	436,915	464,716
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	35,582	36,961
Delta Air Lines Pass-Through Trust 4.750%, 05/07/20	48,518	51,247
6.821%, 08/10/22	165,928	191,646
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	209,767	214,630
United Airlines Pass-Through Trust 3.100%, 07/07/28	232,000	228,230
3.450%, 07/07/28 (b)	490,000	480,200

		2,950,571

Auto Manufacturers—0.7%
American Honda Finance Corp. 2.125%, 10/10/18	425,000	428,256
2.300%, 09/09/26	110,000	102,272
2.900%, 02/16/24	100,000	99,817
BMW U.S. Capital LLC 1.850%, 09/15/21 (144A)	600,000	580,955
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	205,000	205,189
2.250%, 09/03/19 (144A)	160,000	160,535
2.250%, 03/02/20 (144A)	430,000	429,737
2.375%, 08/01/18 (144A)	665,000	669,788
2.450%, 05/18/20 (144A)	630,000	630,794
3.300%, 05/19/25 (144A)	290,000	289,669
8.500%, 01/18/31	115,000	173,635
Ford Motor Co. 5.291%, 12/08/46 (b)	390,000	389,103
6.375%, 02/01/29	500,000	572,324
6.625%, 02/15/28	250,000	294,382
9.980%, 02/15/47	400,000	611,011
Ford Motor Credit Co. LLC
1.684%, 09/08/17	217,000	216,945
3.339%, 03/28/22	580,000	582,032

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC 3.664%, 09/08/24 (b)	785,000	772,017
4.134%, 08/04/25	440,000	442,146
4.375%, 08/06/23 (b)	415,000	433,199
4.389%, 01/08/26 (b)	200,000	204,272
5.750%, 02/01/21	300,000	330,442
General Motors Co. 5.000%, 04/01/35	425,000	420,532
5.200%, 04/01/45	280,000	274,460
6.600%, 04/01/36	842,000	968,063
General Motors Financial Co., Inc. 3.100%, 01/15/19	304,000	308,904
3.450%, 01/14/22	400,000	403,311
3.700%, 05/09/23	847,000	850,193
4.000%, 01/15/25 (b)	55,000	55,276
4.000%, 10/06/26	287,000	282,845
4.300%, 07/13/25 (b)	530,000	538,249
4.350%, 01/17/27	487,000	491,238
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	146,000	145,880
1.950%, 09/12/17 (144A)	200,000	200,193
Toyota Motor Credit Corp. 2.625%, 01/10/23 (b)	400,000	399,614
4.250%, 01/11/21	150,000	160,533

		14,117,811

Banks—6.0%
ABN AMRO Bank NV 2.450%, 06/04/20 (144A)	280,000	280,015
2.500%, 10/30/18 (144A)	350,000	352,645
4.750%, 07/28/25 (144A)	400,000	411,242
American Express Centurion Bank 6.000%, 09/13/17	250,000	254,965
ANZ New Zealand International, Ltd. 2.875%, 01/25/22 (144A) (b)	500,000	500,897
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	635,000	651,467
6.750%, 06/15/26 (144A) (c)	315,000	346,268
Bank of America Corp. 2.503%, 10/21/22	1,300,000	1,267,233
2.625%, 10/19/20	1,775,000	1,784,510
3.300%, 01/11/23	205,000	206,272
3.824%, 01/20/28 (c)	610,000	611,023
3.875%, 08/01/25	330,000	335,850
3.950%, 04/21/25	1,610,000	1,603,024
4.000%, 04/01/24 (b)	486,000	503,884
4.125%, 01/22/24	826,000	862,788
4.250%, 10/22/26	142,000	144,190
4.443%, 01/20/48 (c)	420,000	422,715
4.450%, 03/03/26	647,000	663,528
5.000%, 01/21/44	550,000	599,392
6.400%, 08/28/17	275,000	280,340
6.875%, 04/25/18	800,000	841,786
7.625%, 06/01/19	250,000	278,698

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Montreal 1.400%, 09/11/17	94,000	$93,986
1.900%, 08/27/21	495,000	482,161
2.375%, 01/25/19	100,000	100,871
2.550%, 11/06/22	213,000	211,401
Bank of New York Mellon Corp. (The) 2.050%, 05/03/21	375,000	370,055
2.200%, 08/16/23	225,000	216,013
2.500%, 04/15/21	596,000	597,562
2.600%, 08/17/20	570,000	576,420
3.550%, 09/23/21	352,000	366,651
4.500%, 06/20/23 (b) (c)	335,000	316,994
4.600%, 01/15/20	200,000	213,474
4.625%, 09/20/26 (c)	841,000	807,360
4.950%, 06/20/20 (b) (c)	300,000	309,469
Bank of Nova Scotia (The) 1.875%, 09/20/21 (144A) (b)	750,000	735,398
2.450%, 03/22/21	355,000	354,887
Barclays plc 3.684%, 01/10/23	500,000	502,369
4.337%, 01/10/28	224,000	223,558
4.375%, 01/12/26	200,000	202,670
5.250%, 08/17/45	326,000	341,315
BB&T Corp. 2.450%, 01/15/20	139,000	140,419
3.950%, 03/22/22	175,000	183,794
BNP Paribas S.A. 2.700%, 08/20/18	262,000	264,741
BPCE S.A. 2.650%, 02/03/21	250,000	248,946
3.375%, 12/02/26	250,000	246,150
4.000%, 04/15/24	500,000	518,632
Branch Banking & Trust Co. 2.850%, 04/01/21	610,000	619,364
Canadian Imperial Bank of Commerce 1.550%, 01/23/18	400,000	399,897
Capital One Financial Corp. 3.050%, 03/09/22	545,000	544,672
3.750%, 07/28/26	315,000	305,039
4.200%, 10/29/25	100,000	100,399
Capital One N.A. 1.500%, 03/22/18	500,000	498,805
Citigroup, Inc. 2.150%, 07/30/18 (b)	181,000	181,622
2.500%, 07/29/19 (b)	215,000	216,940
3.200%, 10/21/26	181,000	173,138
3.400%, 05/01/26	285,000	277,692
3.887%, 01/10/28 (c)	2,315,000	2,325,318
4.125%, 07/25/28	74,000	72,768
4.300%, 11/20/26	165,000	166,582
4.400%, 06/10/25	925,000	942,498
4.450%, 09/29/27	1,100,000	1,113,247
4.600%, 03/09/26	205,000	210,519
4.750%, 05/18/46	145,000	143,242
5.500%, 09/13/25	101,000	110,419
6.625%, 01/15/28	2,400,000	2,889,655

Banks—(Continued)
Comerica Bank 5.200%, 08/22/17	250,000	253,415
Comerica, Inc. 3.800%, 07/22/26	172,000	172,253
Commonwealth Bank of Australia 1.750%, 11/07/19 (144A) (b)	1,040,000	1,030,150
Cooperatieve Rabobank UA 2.250%, 01/14/20	465,000	466,553
3.750%, 07/21/26 (b)	340,000	331,599
3.875%, 02/08/22	350,000	368,438
4.375%, 08/04/25	477,000	489,260
4.625%, 12/01/23	500,000	527,083
Credit Agricole S.A. 2.375%, 07/01/21 (144A)	295,000	289,055
2.750%, 06/10/20 (144A)	330,000	331,070
4.125%, 01/10/27 (144A)	326,000	323,404
Credit Suisse AG 1.750%, 01/29/18	975,000	975,727
3.625%, 09/09/24	1,000,000	1,015,113
Credit Suisse Group AG 3.574%, 01/09/23 (144A) (b)	2,709,000	2,704,717
4.282%, 01/09/28 (144A)	250,000	248,913
Credit Suisse Group Funding Guernsey, Ltd. 4.875%, 05/15/45	250,000	254,384
Danske Bank A/S 2.200%, 03/02/20 (144A) (b)	610,000	609,181
2.700%, 03/02/22 (144A) (b)	200,000	199,233
Deutsche Bank AG 2.950%, 08/20/20 (b)	235,000	235,580
3.375%, 05/12/21	925,000	930,613
4.250%, 10/14/21 (144A) (b)	980,000	1,004,376
Discover Bank 3.100%, 06/04/20	895,000	913,004
3.200%, 08/09/21	295,000	298,746
4.250%, 03/13/26	250,000	256,851
Fifth Third Bancorp 8.250%, 03/01/38	50,000	71,227
Fifth Third Bank 3.850%, 03/15/26	590,000	594,712
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	1,415,000	1,385,827
2.375%, 01/22/18	1,230,000	1,236,743
2.600%, 04/23/20	631,000	634,554
2.625%, 01/31/19	604,000	610,811
2.750%, 09/15/20	625,000	630,177
3.000%, 04/26/22	710,000	711,739
3.500%, 01/23/25	656,000	653,474
3.625%, 01/22/23	630,000	645,836
3.850%, 07/08/24	362,000	370,808
3.850%, 01/26/27	1,875,000	1,884,144
4.250%, 10/21/25 (b)	27,000	27,521
4.750%, 10/21/45	190,000	200,174
5.150%, 05/22/45	865,000	908,886
5.250%, 07/27/21	800,000	877,533
5.375%, 03/15/20	510,000	552,879
5.950%, 01/18/18	490,000	506,009

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 6.125%, 02/15/33	1,000,000	$1,207,301
HSBC Bank plc 1.500%, 05/15/18 (144A)	564,000	562,314
4.125%, 08/12/20 (144A)	2,525,000	2,666,842
4.750%, 01/19/21 (144A)	450,000	483,188
HSBC Bank USA N.A. 4.875%, 08/24/20	500,000	535,514
5.875%, 11/01/34	1,500,000	1,791,223
HSBC Holdings plc 3.262%, 03/13/23 (c)	810,000	814,510
3.900%, 05/25/26 (b)	206,000	208,749
4.041%, 03/13/28 (b) (c)	810,000	818,766
4.300%, 03/08/26 (b)	200,000	208,477
6.875%, 06/01/21 (b) (c)	642,000	683,730
HSBC USA, Inc. 1.625%, 01/16/18	300,000	299,812
2.750%, 08/07/20	610,000	616,872
Huntington Bancshares, Inc. 2.300%, 01/14/22	373,000	363,519
3.150%, 03/14/21	132,000	134,283
Huntington National Bank (The) 2.200%, 11/06/18	520,000	522,205
KeyBank N.A. 2.350%, 03/08/19	500,000	503,925
3.400%, 05/20/26 (b)	455,000	442,482
KeyCorp 5.100%, 03/24/21	200,000	218,258
Lloyds Bank plc 2.050%, 01/22/19	720,000	720,863
Lloyds Banking Group plc 3.750%, 01/11/27	1,349,000	1,326,163
4.582%, 12/10/25	200,000	203,135
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	507,000	507,007
2.600%, 06/24/19 (144A)	115,000	116,139
4.000%, 07/29/25 (144A)	400,000	414,787
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	192,000	193,254
Mizuho Bank, Ltd. 2.450%, 04/16/19 (144A)	200,000	201,013
2.700%, 10/20/20 (144A)	580,000	581,559
Morgan Stanley 1.875%, 01/05/18	650,000	651,143
2.210%, 01/20/22 (c)	1,015,000	1,024,954
2.375%, 07/23/19	375,000	377,314
2.625%, 11/17/21	870,000	864,267
2.650%, 01/27/20	15,000	15,143
2.800%, 06/16/20	715,000	723,673
3.625%, 01/20/27	1,240,000	1,230,943
3.700%, 10/23/24	315,000	319,527
3.750%, 02/25/23	333,000	343,890
3.875%, 04/29/24	795,000	818,163
3.950%, 04/23/27	530,000	524,906
4.300%, 01/27/45	160,000	158,259
4.350%, 09/08/26	1,235,000	1,264,980

Banks—(Continued)
Morgan Stanley 4.375%, 01/22/47	405,000	405,293
5.500%, 01/26/20	100,000	108,496
5.625%, 09/23/19	1,100,000	1,187,771
6.250%, 08/09/26	875,000	1,041,032
MUFG Americas Holdings Corp. 3.000%, 02/10/25	145,000	140,264
MUFG Union Bank N.A. 2.250%, 05/06/19 (b)	415,000	416,695
2.625%, 09/26/18	400,000	404,169
National Australia Bank, Ltd. 2.800%, 01/10/22 (b)	350,000	352,182
National City Bank 5.800%, 06/07/17	500,000	503,792
National City Bank of Indiana 4.250%, 07/01/18	250,000	257,176
Northern Trust Corp. 3.375%, 08/23/21	500,000	520,123
PNC Bank N.A. 2.150%, 04/29/21	710,000	703,025
4.200%, 11/01/25	250,000	266,951
6.875%, 04/01/18	350,000	366,922
Royal Bank of Canada 2.200%, 07/27/18	750,000	755,222
Santander Issuances S.A.U. 5.179%, 11/19/25 (b)	400,000	415,027
Santander UK plc 2.500%, 03/14/19	1,123,000	1,132,206
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	445,000	445,005
2.375%, 11/20/18 (144A)	400,000	402,917
2.450%, 05/27/20 (144A)	535,000	536,846
Societe Generale S.A. 4.000%, 01/12/27 (144A) (b)	350,000	342,104
Standard Chartered plc 5.200%, 01/26/24 (144A)	350,000	372,092
State Street Bank and Trust Co. 5.250%, 10/15/18	215,000	225,749
State Street Corp. 3.100%, 05/15/23	90,000	90,652
3.300%, 12/16/24	136,000	137,993
3.700%, 11/20/23	369,000	386,361
Sumitomo Mitsui Financial Group, Inc. 2.846%, 01/11/22	400,000	400,668
SunTrust Banks, Inc. 2.500%, 05/01/19	113,000	114,175
2.750%, 05/01/23	300,000	296,339
3.300%, 05/15/26	380,000	368,969
6.000%, 09/11/17	150,000	152,964
Swedbank AB 2.800%, 03/14/22 (144A)	500,000	500,847
Toronto-Dominion Bank (The) 1.950%, 01/22/19 (b)	348,000	349,581
2.125%, 04/07/21	485,000	480,703
2.500%, 12/14/20	870,000	877,924
3.625%, 09/15/31 (c)	100,000	97,925

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
U.S. Bancorp 5.300%, 04/15/27 (c)	430,000	$438,062
U.S. Bank N.A. 1.450%, 01/29/18	750,000	749,798
UBS AG 1.800%, 03/26/18	940,000	940,667
2.375%, 08/14/19	1,150,000	1,157,719
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/22 (144A)	595,000	583,320
Wachovia Corp. 6.605%, 10/01/25	222,000	263,882
Wells Fargo & Co. 2.500%, 03/04/21	750,000	747,853
2.550%, 12/07/20	320,000	321,623
3.000%, 04/22/26	300,000	287,916
3.000%, 10/23/26	1,125,000	1,077,135
3.069%, 01/24/23 (b)	1,240,000	1,247,542
3.450%, 02/13/23	900,000	908,216
4.100%, 06/03/26	189,000	192,967
4.300%, 07/22/27	49,000	50,918
4.480%, 01/16/24	55,000	58,603
4.650%, 11/04/44	2,015,000	2,022,367
4.750%, 12/07/46	485,000	495,485
4.900%, 11/17/45	424,000	442,074
5.625%, 12/11/17	700,000	719,151
5.900%, 06/15/24 (c)	460,000	480,286
Westpac Banking Corp. 1.600%, 08/19/19	427,000	422,442
2.000%, 08/19/21	335,000	327,052
2.600%, 11/23/20	815,000	821,086
3.350%, 03/08/27	200,000	198,933
4.322%, 11/23/31 (c)	490,000	495,149
4.875%, 11/19/19	400,000	427,552

		116,948,626

Beverages—0.7%
Anheuser-Busch Cos. LLC 5.750%, 04/01/36	60,000	72,435
5.950%, 01/15/33	100,000	122,188
6.750%, 12/15/27	65,000	79,696
6.800%, 08/20/32	420,000	569,553
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	373,000	379,643
3.650%, 02/01/26	3,555,000	3,594,816
4.700%, 02/01/36	2,950,000	3,120,979
4.900%, 02/01/46	552,000	596,560
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	200,000	217,623
6.375%, 01/15/40	300,000	394,139
6.500%, 07/15/18	250,000	265,046
6.625%, 08/15/33	150,000	189,083
8.000%, 11/15/39	50,000	74,970
Brown-Forman Corp. 4.500%, 07/15/45	113,000	119,489

Beverages—(Continued)
Coca-Cola Co. (The) 2.250%, 09/01/26 (b)	345,000	323,658
7.375%, 07/29/93	100,000	144,503
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	200,000	205,708
Coca-Cola Refreshments USA, Inc. 7.000%, 05/15/98	100,000	133,612
8.000%, 09/15/22	324,000	409,143
Constellation Brands, Inc. 4.250%, 05/01/23	80,000	84,366
Diageo Capital plc 4.828%, 07/15/20	250,000	270,660
4.850%, 05/15/18	46,000	47,577
Diageo Investment Corp. 2.875%, 05/11/22	200,000	203,620
7.450%, 04/15/35 (b)	70,000	98,353
Dr Pepper Snapple Group, Inc. 2.000%, 01/15/20	92,000	91,616
2.550%, 09/15/26	163,000	151,959
Heineken NV 4.000%, 10/01/42 (144A)	575,000	550,397
PepsiCo, Inc. 2.750%, 03/01/23	410,000	411,305
3.100%, 07/17/22	741,000	761,261
3.450%, 10/06/46	725,000	655,960
4.450%, 04/14/46	94,000	100,015
5.500%, 01/15/40	150,000	182,334

		14,622,267

Biotechnology—0.5%
Amgen, Inc. 2.600%, 08/19/26	225,000	208,566
3.125%, 05/01/25	210,000	206,470
3.625%, 05/15/22 (b)	985,000	1,023,799
4.400%, 05/01/45	515,000	499,880
4.563%, 06/15/48	901,000	894,825
4.663%, 06/15/51	265,000	265,165
Baxalta, Inc. 3.600%, 06/23/22	329,000	336,314
Biogen, Inc. 2.900%, 09/15/20	207,000	210,698
5.200%, 09/15/45	265,000	286,492
Celgene Corp. 2.300%, 08/15/18	315,000	317,329
3.250%, 08/15/22	174,000	176,903
3.625%, 05/15/24 (b)	800,000	809,774
5.000%, 08/15/45	245,000	256,445
5.700%, 10/15/40	206,000	228,185
Gilead Sciences, Inc. 2.500%, 09/01/23	59,000	57,083
2.950%, 03/01/27 (b)	660,000	625,949
3.250%, 09/01/22	125,000	127,689
3.500%, 02/01/25	95,000	95,669
3.650%, 03/01/26	230,000	232,087
3.700%, 04/01/24	583,000	598,870

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc. 4.000%, 09/01/36	190,000	$180,580
4.500%, 04/01/21	100,000	107,445
4.600%, 09/01/35	1,080,000	1,112,638

		8,858,855

Building Materials—0.0%
CRH America, Inc. 3.875%, 05/18/25 (144A)	334,000	342,722
Johnson Controls International plc 3.625%, 07/02/24	98,000	100,060
3.900%, 02/14/26	128,000	132,879
4.500%, 02/15/47	135,000	137,020
4.950%, 07/02/64	50,000	50,959
Masco Corp. 3.500%, 04/01/21 (b)	170,000	172,994

		936,634

Chemicals—0.3%
Agrium, Inc. 3.375%, 03/15/25	390,000	384,893
Air Liquide Finance S.A. 1.750%, 09/27/21 (144A)	715,000	689,561
CF Industries, Inc. 3.400%, 12/01/21 (144A)	240,000	239,710
4.500%, 12/01/26 (144A)	660,000	670,362
5.375%, 03/15/44	225,000	196,312
Dow Chemical Co. (The) 3.000%, 11/15/22	82,000	82,842
4.125%, 11/15/21	27,000	28,648
8.550%, 05/15/19 (b)	45,000	51,012
E.I. du Pont de Nemours & Co. 6.500%, 01/15/28	40,000	49,612
LYB International Finance B.V. 4.875%, 03/15/44 (b)	350,000	362,563
Monsanto Co. 1.150%, 06/30/17	325,000	324,732
Mosaic Co. (The) 4.250%, 11/15/23 (b)	177,000	183,392
4.875%, 11/15/41	100,000	92,746
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	23,000	27,586
7.375%, 08/01/18	800,000	844,786
Potash Corp. of Saskatchewan, Inc. 5.875%, 12/01/36	400,000	457,188
PPG Industries, Inc. 3.600%, 11/15/20	155,000	162,262
Praxair, Inc. 2.200%, 08/15/22	30,000	29,480
2.450%, 02/15/22	300,000	299,709
Union Carbide Corp. 7.500%, 06/01/25 (b)	701,000	857,138
7.750%, 10/01/96 (b)	100,000	126,640
7.875%, 04/01/23	30,000	36,736

		6,197,910

Commercial Services—0.1%
California Institute of Technology 4.700%, 11/01/2111	165,000	157,058
Ecolab, Inc. 1.450%, 12/08/17	70,000	69,923
3.250%, 01/14/23	290,000	294,902
ERAC USA Finance LLC 3.300%, 10/15/22 (144A)	100,000	100,649
4.200%, 11/01/46 (144A)	255,000	231,856
6.700%, 06/01/34 (144A)	500,000	606,849
President & Fellows of Harvard College 3.300%, 07/15/56	143,000	132,168
Total System Services, Inc. 3.750%, 06/01/23	45,000	45,161
University of Pennsylvania 4.674%, 09/01/2112	254,000	256,057
Western Union Co. (The) 3.600%, 03/15/22	300,000	302,139

		2,196,762

Computers—0.5%
Apple, Inc. 2.150%, 02/09/22 (b)	1,004,000	993,792
2.400%, 05/03/23	385,000	378,563
2.700%, 05/13/22 (b)	230,000	232,859
2.850%, 05/06/21	322,000	329,646
3.000%, 02/09/24	1,044,000	1,052,968
3.250%, 02/23/26 (b)	1,688,000	1,705,204
3.450%, 02/09/45	420,000	374,364
3.850%, 05/04/43	333,000	319,030
4.375%, 05/13/45	320,000	327,843
4.500%, 02/23/36	700,000	756,275
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 4.420%, 06/15/21 (144A)	540,000	564,702
5.450%, 06/15/23 (144A)	777,000	838,393
6.020%, 06/15/26 (144A)	725,000	790,381
Everett Spinco, Inc. 4.250%, 04/15/24 (144A)	129,000	131,171
HP Enterprise Services LLC 7.450%, 10/15/29	138,000	166,075
International Business Machines Corp. 7.625%, 10/15/18	300,000	326,914

		9,288,180

Distribution/Wholesale—0.0%
WW Grainger, Inc. 3.750%, 05/15/46	103,000	97,778
4.600%, 06/15/45	157,000	169,433

		267,211

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22 (b)	585,000	589,460

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22	1,480,000	$1,519,941
Air Lease Corp. 2.125%, 01/15/20	143,000	141,920
2.625%, 09/04/18	945,000	952,921
3.000%, 09/15/23	285,000	278,505
3.375%, 06/01/21 (b)	365,000	372,080
3.625%, 04/01/27	620,000	602,607
American Express Co. 1.550%, 05/22/18	158,000	157,795
7.000%, 03/19/18	250,000	262,520
BlackRock, Inc. 3.375%, 06/01/22	55,000	57,180
3.500%, 03/18/24	45,000	46,972
6.250%, 09/15/17	250,000	255,596
Blackstone Holdings Finance Co. LLC 4.450%, 07/15/45 (144A)	66,000	62,465
5.875%, 03/15/21 (144A)	250,000	279,298
Capital One Bank USA N.A. 2.250%, 02/13/19	435,000	435,660
3.375%, 02/15/23	1,735,000	1,731,485
Charles Schwab Corp. (The) 4.450%, 07/22/20	400,000	428,464
China Overseas Finance Investment Cayman V, Ltd. Zero Coupon, 01/05/23	1,800,000	1,833,300
CME Group, Inc. 3.000%, 09/15/22	300,000	306,252
GE Capital International Funding Co. 4.418%, 11/15/35	2,192,000	2,314,651
GTP Acquisition Partners LLC 3.482%, 06/16/25 (144A)	269,000	269,102
Intercontinental Exchange, Inc. 4.000%, 10/15/23	118,000	124,758
International Lease Finance Corp. 8.625%, 01/15/22	300,000	367,084
Invesco Finance plc 3.750%, 01/15/26	97,000	99,753
5.375%, 11/30/43	75,000	85,030
Jefferies Group LLC 5.125%, 04/13/18	75,000	77,349
6.875%, 04/15/21	375,000	428,097
Legg Mason, Inc. 5.625%, 01/15/44	80,000	81,639
National Rural Utilities Cooperative Finance Corp. 2.700%, 02/15/23	285,000	282,356
2.850%, 01/27/25	340,000	335,625
2.950%, 02/07/24	502,000	503,040
8.000%, 03/01/32	400,000	575,158
10.375%, 11/01/18	40,000	45,298
Synchrony Financial 4.250%, 08/15/24 (b)	155,000	158,759
UBS Group Funding Switzerland AG 4.253%, 03/23/28 (144A)	485,000	491,950

Diversified Financial Services—(Continued)
Visa, Inc. 2.800%, 12/14/22	265,000	267,304
3.150%, 12/14/25	625,000	627,161
4.150%, 12/14/35	300,000	313,851

		17,762,386

Electric—1.9%
AEP Transmission Co. LLC 3.100%, 12/01/26 (144A)	265,000	261,643
Alabama Power Co. 3.750%, 03/01/45	235,000	220,369
4.150%, 08/15/44	35,000	34,989
5.500%, 10/15/17	147,000	149,959
5.700%, 02/15/33	150,000	174,568
American Electric Power Co., Inc. 1.650%, 12/15/17	119,000	118,964
Appalachian Power Co. 5.800%, 10/01/35	150,000	174,763
Arizona Public Service Co. 8.750%, 03/01/19	165,000	185,921
Atlantic City Electric Co. 7.750%, 11/15/18	135,000	147,302
Baltimore Gas & Electric Co. 2.800%, 08/15/22	143,000	143,228
Berkshire Hathaway Energy Co. 3.500%, 02/01/25 (b)	1,200,000	1,230,532
4.500%, 02/01/45	195,000	202,830
CenterPoint Energy Houston Electric LLC 5.600%, 07/01/23	381,000	429,874
6.950%, 03/15/33	100,000	134,123
Cleveland Electric Illuminating Co. (The) 5.500%, 08/15/24	187,000	213,378
7.880%, 11/01/17	315,000	325,975
CMS Energy Corp. 2.950%, 02/15/27	115,000	109,015
3.450%, 08/15/27	320,000	318,445
3.875%, 03/01/24	138,000	142,408
Commonwealth Edison Co. 2.550%, 06/15/26 (b)	410,000	389,768
4.600%, 08/15/43	250,000	271,179
5.875%, 02/01/33	150,000	179,649
6.450%, 01/15/38	175,000	229,567
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	300,000	293,238
4.500%, 12/01/45	305,000	324,293
5.700%, 12/01/36	300,000	356,722
Consolidated Edison, Inc. 2.000%, 05/15/21	580,000	569,092
Consumers Energy Co. 3.125%, 08/31/24	300,000	300,719
3.950%, 05/15/43	200,000	200,976
Dominion Resources, Inc. 2.850%, 08/15/26	218,000	203,561
3.900%, 10/01/25	375,000	381,825
5.250%, 08/01/33	400,000	435,784

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
DTE Electric Co. 3.375%, 03/01/25	250,000	$255,565
5.450%, 02/15/35	30,000	34,837
5.700%, 10/01/37	250,000	304,021
DTE Energy Co.
3.850%, 12/01/23	137,000	141,654
Duke Energy Carolinas LLC 3.875%, 03/15/46	90,000	87,997
4.300%, 06/15/20	408,000	435,833
6.000%, 12/01/28	200,000	247,703
6.000%, 01/15/38	60,000	75,564
Duke Energy Corp. 2.650%, 09/01/26	130,000	121,123
3.750%, 04/15/24	660,000	678,840
6.250%, 06/15/18	375,000	394,275
Duke Energy Indiana LLC 3.750%, 05/15/46	370,000	349,712
Duke Energy Ohio, Inc. 3.700%, 06/15/46	275,000	257,229
Duke Energy Progress LLC 4.150%, 12/01/44	305,000	309,719
6.125%, 09/15/33 (b)	500,000	624,135
Edison International 2.950%, 03/15/23	425,000	424,477
EDP Finance B.V. 5.250%, 01/14/21 (144A) (b)	425,000	453,449
Electricite de France S.A. 2.150%, 01/22/19 (144A)	240,000	240,276
4.875%, 01/22/44 (144A)	165,000	164,236
Emera U.S. Finance L.P. 3.550%, 06/15/26	290,000	285,078
4.750%, 06/15/46	255,000	257,310
Entergy Arkansas, Inc. 3.050%, 06/01/23	311,000	312,056
Entergy Corp. 2.950%, 09/01/26	580,000	549,895
4.000%, 07/15/22	270,000	282,813
Entergy Mississippi, Inc. 2.850%, 06/01/28	245,000	233,034
Exelon Corp. 2.450%, 04/15/21	60,000	59,282
3.497%, 06/01/22	530,000	534,893
4.450%, 04/15/46	115,000	113,938
Exelon Generation Co. LLC 2.950%, 01/15/20	500,000	506,872
3.400%, 03/15/22 (b)	195,000	196,588
Florida Power & Light Co. 4.950%, 06/01/35	300,000	341,965
5.625%, 04/01/34	110,000	132,978
Georgia Power Co. 5.400%, 06/01/40	120,000	133,778
Indiana Michigan Power Co. 3.200%, 03/15/23	250,000	252,571
ITC Holdings Corp. 3.250%, 06/30/26	190,000	184,574
3.650%, 06/15/24	285,000	287,152

Electric—(Continued)
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	505,000	525,361
6.150%, 06/01/37	100,000	115,945
Kansas City Power & Light Co. 3.150%, 03/15/23	100,000	100,624
6.375%, 03/01/18	150,000	156,054
7.150%, 04/01/19	250,000	275,035
Kentucky Utilities Co. 3.300%, 10/01/25	340,000	343,098
Louisville Gas & Electric Co. 5.125%, 11/15/40	125,000	142,630
Metropolitan Edison Co. 3.500%, 03/15/23 (144A)	220,000	223,210
4.000%, 04/15/25 (144A)	230,000	231,925
MidAmerican Energy Co. 3.700%, 09/15/23	300,000	313,507
3.950%, 08/01/47	105,000	104,863
Nevada Power Co. 6.500%, 08/01/18	425,000	451,839
6.650%, 04/01/36	150,000	197,923
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	430,000	427,756
NextEra Energy Capital Holdings, Inc. 2.400%, 09/15/19	159,000	160,258
Niagara Mohawk Power Corp. 4.278%, 10/01/34 (144A)	264,000	269,173
Northern States Power Co. 2.150%, 08/15/22	500,000	489,603
Oncor Electric Delivery Co. LLC 2.150%, 06/01/19 (b)	240,000	241,219
2.950%, 04/01/25	30,000	29,717
Pacific Gas & Electric Co. 2.450%, 08/15/22	91,000	89,607
2.950%, 03/01/26	105,000	102,376
3.250%, 06/15/23 (b)	300,000	305,425
3.400%, 08/15/24	595,000	605,805
3.500%, 06/15/25	305,000	311,729
4.250%, 03/15/46	205,000	209,843
4.300%, 03/15/45 (b)	90,000	92,660
5.800%, 03/01/37	255,000	314,852
6.050%, 03/01/34	250,000	312,979
PacifiCorp 2.950%, 06/01/23	350,000	351,767
5.500%, 01/15/19	65,000	69,220
5.900%, 08/15/34	15,000	17,957
6.100%, 08/01/36	116,000	147,692
6.250%, 10/15/37	260,000	336,677
7.700%, 11/15/31	40,000	57,947
Peco Energy Co. 2.375%, 09/15/22	250,000	246,487
5.350%, 03/01/18	530,000	548,045
PPL Capital Funding, Inc. 3.100%, 05/15/26	330,000	316,947
3.500%, 12/01/22	775,000	792,614
5.000%, 03/15/44	260,000	274,939

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
PPL Electric Utilities Corp. 2.500%, 09/01/22	86,000	$84,807
4.750%, 07/15/43	42,000	46,708
Progress Energy, Inc. 7.000%, 10/30/31	325,000	428,021
PSEG Power LLC 2.450%, 11/15/18	45,000	45,278
4.150%, 09/15/21 (b)	110,000	115,396
4.300%, 11/15/23	74,000	77,323
Public Service Co. of Colorado 2.250%, 09/15/22	47,000	46,070
3.950%, 03/15/43	200,000	193,859
5.125%, 06/01/19	150,000	160,057
5.800%, 08/01/18	130,000	136,821
Public Service Co. of New Hampshire 3.500%, 11/01/23	55,000	56,635
6.000%, 05/01/18	410,000	428,087
Public Service Co. of Oklahoma 5.150%, 12/01/19	50,000	53,579
6.625%, 11/15/37	100,000	128,224
Public Service Electric & Gas Co. 2.250%, 09/15/26	203,000	189,056
3.650%, 09/01/42	56,000	53,344
Puget Sound Energy, Inc. 6.974%, 06/01/67 (c)	450,000	405,562
San Diego Gas & Electric Co. 5.350%, 05/15/35	100,000	116,476
6.000%, 06/01/26	100,000	120,985
Sierra Pacific Power Co. 2.600%, 05/01/26	370,000	354,584
6.750%, 07/01/37	150,000	195,944
Southern California Edison Co. 2.400%, 02/01/22	350,000	348,637
3.500%, 10/01/23	239,000	248,878
3.600%, 02/01/45	180,000	170,034
4.650%, 10/01/43	200,000	220,740
Southern Power Co. 1.850%, 12/01/17	173,000	173,170
4.950%, 12/15/46	335,000	331,243
5.150%, 09/15/41	200,000	201,846
5.250%, 07/15/43 (b)	95,000	97,606
Southwestern Electric Power Co. 3.900%, 04/01/45	340,000	320,992
TECO Finance, Inc. 6.572%, 11/01/17	150,000	154,051
Toledo Edison Co. (The) 6.150%, 05/15/37	250,000	301,300
7.250%, 05/01/20	15,000	16,346
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	300,000	307,291
Virginia Electric & Power Co. 1.200%, 01/15/18	33,000	32,888
3.450%, 02/15/24	122,000	125,267
Xcel Energy, Inc. 3.300%, 06/01/25	215,000	215,327
3.350%, 12/01/26	370,000	369,947

Electric—(Continued)
Xcel Energy, Inc. 4.700%, 05/15/20 (b)	245,000	260,263

		36,758,031

Electrical Components & Equipment—0.0%
Emerson Electric Co. 6.000%, 08/15/32	70,000	86,622

Electronics—0.1%
Arrow Electronics, Inc. 3.000%, 03/01/18	26,000	26,259
7.500%, 01/15/27	661,000	804,924
Koninklijke Philips NV 3.750%, 03/15/22	100,000	103,956
6.875%, 03/11/38	100,000	127,517

		1,062,656

Engineering & Construction—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	100,000	101,132

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	600,000	649,168
Waste Management, Inc. 2.400%, 05/15/23	64,000	62,852
2.900%, 09/15/22 (b)	354,000	360,100
3.900%, 03/01/35	42,000	41,712

		1,113,832

Food—0.5%
Conagra Brands, Inc. 3.250%, 09/15/22	200,000	201,541
6.625%, 08/15/39	70,000	77,481
7.125%, 10/01/26	19,000	23,259
General Mills, Inc. 3.150%, 12/15/21	244,000	249,787
5.650%, 02/15/19	500,000	534,374
Kellogg Co. 4.000%, 12/15/20	64,000	67,593
7.450%, 04/01/31	500,000	650,306
Kraft Heinz Foods Co. 3.950%, 07/15/25	808,000	820,269
4.375%, 06/01/46	785,000	736,646
5.000%, 06/04/42	105,000	106,891
5.200%, 07/15/45	339,000	353,832
6.125%, 08/23/18	590,000	623,858
6.875%, 01/26/39	300,000	374,249
Kroger Co. (The) 2.300%, 01/15/19	70,000	70,432
2.650%, 10/15/26	315,000	290,167
3.300%, 01/15/21	308,000	315,432
3.875%, 10/15/46 (b)	525,000	471,199
6.400%, 08/15/17	100,000	101,772
7.700%, 06/01/29	310,000	415,760

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kroger Co. (The) 8.000%, 09/15/29	400,000	$539,781
Mondelez International Holdings Netherlands B.V. 2.000%, 10/28/21 (144A) (b)	475,000	457,046
Smithfield Foods, Inc. 4.250%, 02/01/27 (144A)	92,000	93,082
Sysco Corp. 2.500%, 07/15/21 (b)	555,000	553,149
3.750%, 10/01/25	83,000	84,702
4.850%, 10/01/45	73,000	77,175
5.375%, 09/21/35	100,000	112,108
Tyson Foods, Inc. 2.650%, 08/15/19	96,000	97,056
3.950%, 08/15/24	200,000	203,954
4.875%, 08/15/34	250,000	255,697
Unilever Capital Corp. 2.000%, 07/28/26	160,000	145,614

		9,104,212

Forest Products & Paper—0.0%
International Paper Co. 3.000%, 02/15/27 (b)	357,000	333,759
3.800%, 01/15/26 (b)	565,000	571,452

		905,211

Gas—0.3%
Atmos Energy Corp. 6.350%, 06/15/17	355,000	358,459
8.500%, 03/15/19	350,000	393,159
CenterPoint Energy Resources Corp. 5.850%, 01/15/41	246,000	290,914
Dominion Gas Holdings LLC 2.500%, 12/15/19	160,000	161,792
2.800%, 11/15/20	433,000	438,351
4.600%, 12/15/44	142,000	142,388
4.800%, 11/01/43	765,000	804,036
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	690,000	659,549
Nisource Finance Corp. 4.800%, 02/15/44	455,000	478,290
5.450%, 09/15/20	1,075,000	1,177,166
6.250%, 12/15/40	75,000	91,163
6.800%, 01/15/19	227,000	245,573
Piedmont Natural Gas Co., Inc. 3.640%, 11/01/46	355,000	317,432
Sempra Energy 2.400%, 03/15/20	120,000	120,435
9.800%, 02/15/19 (b)	200,000	228,119
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	425,000	413,561
5.875%, 03/15/41	147,000	172,061
6.000%, 10/01/34	250,000	287,241

		6,779,689

Healthcare-Products—0.4%
Abbott Laboratories 3.750%, 11/30/26	695,000	694,126
4.750%, 11/30/36	365,000	376,299
5.125%, 04/01/19	158,000	167,277
Becton Dickinson & Co. 2.675%, 12/15/19	511,000	518,278
4.685%, 12/15/44	300,000	313,156
C.R. Bard, Inc. 1.375%, 01/15/18	250,000	249,557
Covidien International Finance S.A. 6.000%, 10/15/17	200,000	204,842
Medtronic Global Holdings SCA 3.350%, 04/01/27	440,000	443,128
Medtronic, Inc. 3.125%, 03/15/22	385,000	393,815
3.150%, 03/15/22	1,340,000	1,379,123
3.500%, 03/15/25	335,000	342,787
4.375%, 03/15/35	864,000	905,744
4.625%, 03/15/45	492,000	528,265
Stryker Corp. 4.625%, 03/15/46	55,000	56,558
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	1,092,000	1,039,714
3.150%, 01/15/23	228,000	228,444
4.150%, 02/01/24	286,000	300,146
Zimmer Biomet Holdings, Inc. 2.000%, 04/01/18	525,000	525,856

		8,667,115

Healthcare-Services—0.5%
Aetna, Inc. 2.800%, 06/15/23	120,000	119,019
3.500%, 11/15/24	250,000	255,296
4.125%, 06/01/21	916,000	971,233
Anthem, Inc. 2.300%, 07/15/18	510,000	512,269
3.125%, 05/15/22	100,000	100,513
3.300%, 01/15/23	35,000	35,301
3.500%, 08/15/24	165,000	166,033
5.100%, 01/15/44	605,000	651,418
5.950%, 12/15/34	700,000	811,877
Ascension Health 3.945%, 11/15/46	196,000	190,844
Cigna Corp. 4.000%, 02/15/22	240,000	252,227
5.125%, 06/15/20	330,000	357,883
Howard Hughes Medical Institute 3.500%, 09/01/23	200,000	209,509
Laboratory Corp. of America Holdings 3.200%, 02/01/22	215,000	215,974
Mayo Clinic 4.128%, 11/15/52	78,000	77,241
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	120,000	114,335
Quest Diagnostics, Inc. 3.450%, 06/01/26	91,000	89,632

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Roche Holdings, Inc. 2.250%, 09/30/19 (144A)	300,000	$302,535
UnitedHealth Group, Inc. 2.700%, 07/15/20	130,000	132,613
2.750%, 02/15/23	46,000	45,884
2.875%, 03/15/22	400,000	408,032
2.875%, 03/15/23	300,000	300,883
3.100%, 03/15/26	475,000	471,428
3.750%, 07/15/25	205,000	214,085
3.950%, 10/15/42	250,000	243,068
4.625%, 07/15/35	760,000	828,576
4.700%, 02/15/21	64,000	69,336
5.800%, 03/15/36	425,000	524,210
6.625%, 11/15/37	175,000	232,898

		8,904,152

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd. 2.000%, 11/08/17 (144A)	200,000	200,158

Household Products/Wares—0.0%
Kimberly-Clark Corp. 5.300%, 03/01/41	225,000	269,740
6.125%, 08/01/17	98,000	99,462

		369,202

Housewares—0.0%
Newell Brands, Inc. 5.500%, 04/01/46	155,000	175,912

Insurance—0.9%
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	785,000	1,014,911
Allstate Corp. (The) 3.150%, 06/15/23 (b)	173,000	175,781
American International Group, Inc. 3.875%, 01/15/35	670,000	612,218
4.500%, 07/16/44	191,000	182,267
4.700%, 07/10/35	150,000	151,807
4.800%, 07/10/45	540,000	538,611
Aon Corp. 5.000%, 09/30/20	200,000	216,302
Berkshire Hathaway Finance Corp. 3.000%, 05/15/22 (b)	400,000	410,261
Berkshire Hathaway, Inc. 3.125%, 03/15/26	120,000	119,885
Chubb INA Holdings, Inc. 2.300%, 11/03/20	60,000	60,215
2.700%, 03/13/23	200,000	198,467
5.800%, 03/15/18	401,000	417,096
CNA Financial Corp. 7.250%, 11/15/23	153,000	185,127
7.350%, 11/15/19	245,000	276,336
Guardian Life Global Funding 2.000%, 04/26/21 (144A)	165,000	161,208

Insurance—(Continued)
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	63,000	61,454
Jackson National Life Global Funding 2.250%, 04/29/21 (144A)	1,320,000	1,302,601
3.250%, 01/30/24 (144A)	173,000	173,952
Liberty Mutual Group, Inc. 4.950%, 05/01/22 (144A)	220,000	239,029
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	500,000	637,767
Lincoln National Corp. 6.250%, 02/15/20	375,000	413,320
Manulife Financial Corp. 4.061%, 02/24/32 (c)	665,000	666,234
4.150%, 03/04/26	750,000	789,796
Marsh & McLennan Cos., Inc. 2.750%, 01/30/22 (b)	120,000	120,676
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	121,000	196,466
MassMutual Global Funding II 2.000%, 04/15/21 (144A)	440,000	430,444
2.100%, 08/02/18 (144A) (b)	250,000	251,507
Nationwide Mutual Insurance Co. 7.875%, 04/01/33 (144A)	200,000	272,587
8.250%, 12/01/31 (144A)	135,000	189,859
9.375%, 08/15/39 (144A)	138,000	221,144
New York Life Global Funding 2.000%, 04/13/21 (144A) (b)	140,000	137,799
New York Life Insurance Co. 5.875%, 05/15/33 (144A)	400,000	487,412
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	200,000	310,884
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	617,000	616,689
2.200%, 05/16/19 (144A)	280,000	281,236
2.200%, 06/03/21 (144A)	423,000	416,987
2.550%, 11/24/20 (144A)	280,000	281,213
Principal Life Global Funding II 3.000%, 04/18/26 (144A)	234,000	227,832
Prudential Financial, Inc. 5.100%, 08/15/43	200,000	222,133
5.200%, 03/15/44 (c)	445,000	456,904
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	800,000	1,043,420
Reliance Standard Life Global Funding II 2.375%, 05/04/20 (144A)	475,000	471,296
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	120,000	118,500
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	136,000	147,076
Travelers Cos., Inc. (The) 3.900%, 11/01/20	25,000	26,472
6.750%, 06/20/36	175,000	237,358
Travelers Property Casualty Corp. 6.375%, 03/15/33	100,000	128,104

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Voya Financial, Inc. 2.900%, 02/15/18	431,000	$434,923
3.650%, 06/15/26	120,000	118,221

		16,851,787

Internet—0.0%
Amazon.com, Inc. 4.800%, 12/05/34	189,000	209,282
eBay, Inc. 2.600%, 07/15/22	645,000	635,982

		845,264

Iron/Steel—0.1%
Nucor Corp. 4.000%, 08/01/23	290,000	306,567
5.200%, 08/01/43	218,000	247,764
5.850%, 06/01/18	550,000	575,681
Vale Overseas, Ltd. 6.250%, 08/10/26	1,261,000	1,369,761
6.875%, 11/21/36 (b)	200,000	215,020

		2,714,793

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 1.931%, 10/01/21	147,000	143,037
Caterpillar, Inc. 5.300%, 09/15/35	400,000	457,455
7.300%, 05/01/31	584,000	751,201

		1,351,693

Machinery-Diversified—0.2%
Deere & Co. 5.375%, 10/16/29	1,175,000	1,408,042
8.100%, 05/15/30	61,000	88,152
John Deere Capital Corp. 1.700%, 01/15/20	43,000	42,691
2.450%, 09/11/20	205,000	206,701
2.650%, 01/06/22 (b)	920,000	923,324
2.800%, 03/04/21 (b)	210,000	214,330
2.800%, 01/27/23	122,000	121,731
Roper Technologies, Inc. 3.000%, 12/15/20	83,000	84,560
3.800%, 12/15/26 (b)	284,000	285,246
Xylem, Inc. 4.375%, 11/01/46	190,000	188,186

		3,562,963

Media—1.0%
21st Century Fox America, Inc. 4.750%, 09/15/44	265,000	267,639
4.950%, 10/15/45	100,000	103,501
5.400%, 10/01/43 (b)	340,000	371,066
7.125%, 04/08/28	220,000	277,003
7.250%, 05/18/18	265,000	280,733

Media—(Continued)
21st Century Fox America, Inc. 7.280%, 06/30/28	400,000	510,368
7.300%, 04/30/28	218,000	277,825
7.625%, 11/30/28	100,000	131,773
CBS Corp. 2.300%, 08/15/19	500,000	501,929
3.700%, 08/15/24	265,000	268,378
4.000%, 01/15/26	167,000	170,994
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	236,000	248,869
4.908%, 07/23/25	1,431,000	1,512,092
5.375%, 05/01/47 (144A)	485,000	487,213
6.384%, 10/23/35	754,000	857,111
Comcast Corp. 1.625%, 01/15/22	385,000	369,193
2.350%, 01/15/27	175,000	160,348
3.200%, 07/15/36	610,000	541,359
3.400%, 07/15/46	142,000	121,500
4.250%, 01/15/33	303,000	311,961
4.600%, 08/15/45	700,000	723,791
4.750%, 03/01/44	325,000	342,876
5.650%, 06/15/35	996,000	1,179,707
6.500%, 11/15/35	185,000	235,995
7.050%, 03/15/33	187,000	248,532
COX Communications, Inc. 6.450%, 12/01/36 (144A)	500,000	525,079
Discovery Communications LLC 3.800%, 03/13/24	710,000	703,961
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	210,473
8.500%, 03/11/32 (b)	100,000	127,004
Historic TW, Inc. 6.875%, 06/15/18	100,000	106,075
9.150%, 02/01/23	286,000	366,929
NBCUniversal Media LLC 4.375%, 04/01/21	320,000	343,678
5.950%, 04/01/41	300,000	365,982
Sky plc 3.750%, 09/16/24 (144A)	200,000	202,014
Thomson Reuters Corp. 3.950%, 09/30/21	500,000	521,644
Time Warner Cable LLC 5.000%, 02/01/20	585,000	622,189
5.500%, 09/01/41	460,000	471,752
Time Warner Cos., Inc. 7.570%, 02/01/24	50,000	61,471
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	715,000	954,040
Time Warner, Inc. 3.800%, 02/15/27	930,000	919,858
4.750%, 03/29/21	500,000	536,741
Viacom, Inc. 3.250%, 03/15/23 (b)	44,000	42,908
4.375%, 03/15/43	389,000	337,174

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Viacom, Inc. 6.875%, 04/30/36	375,000	$430,169
Walt Disney Co. (The) 1.850%, 07/30/26	136,000	123,260
3.000%, 02/13/26 (b)	300,000	300,082
3.700%, 12/01/42	265,000	254,042
7.000%, 03/01/32	55,000	76,810

		19,105,091

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 2.500%, 01/15/23	300,000	296,051
4.200%, 06/15/35	60,000	61,446

		357,497

Mining—0.1%
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	313,000	317,831
4.125%, 02/24/42	185,000	185,266
Freeport Minerals Corp. 9.500%, 06/01/31	500,000	583,125
Glencore Funding LLC 4.625%, 04/29/24 (144A)	200,000	207,708
Newcrest Finance Pty, Ltd. 5.750%, 11/15/41 (144A)	58,000	60,437
Rio Tinto Finance USA plc 2.875%, 08/21/22	25,000	25,182
Rio Tinto Finance USA, Ltd. 7.125%, 07/15/28	280,000	366,999
Teck Resources, Ltd. 3.750%, 02/01/23	128,000	124,320
Vale Canada, Ltd. 7.200%, 09/15/32	200,000	206,500

		2,077,368

Miscellaneous Manufacturing—0.3%
Eaton Corp. 5.800%, 03/15/37	375,000	431,843
7.650%, 11/15/29	100,000	135,916
General Electric Co. 2.700%, 10/09/22	73,000	73,547
3.375%, 03/11/24 (b)	293,000	303,465
4.500%, 03/11/44	270,000	290,466
5.000%, 01/21/21 (c)	460,000	485,300
6.750%, 03/15/32	287,000	386,984
Honeywell, Inc. 6.625%, 06/15/28	250,000	317,937
Illinois Tool Works, Inc. 4.875%, 09/15/41	200,000	225,801
Ingersoll-Rand Co. 6.443%, 11/15/27	300,000	356,375
Ingersoll-Rand Global Holding Co., Ltd. 4.250%, 06/15/23	135,000	143,775
6.875%, 08/15/18	272,000	290,523

Miscellaneous Manufacturing—(Continued)
Parker-Hannifin Corp. 3.250%, 03/01/27 (144A)	285,000	283,219
3.300%, 11/21/24	114,000	115,920
4.100%, 03/01/47 (144A) (b)	235,000	236,410
6.550%, 07/15/18	500,000	530,347
Pentair Finance S.A. 4.650%, 09/15/25	137,000	142,340
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	390,000	370,227
2.350%, 10/15/26 (144A)	275,000	255,411
3.125%, 03/16/24 (144A)	500,000	503,576
3.400%, 03/16/27 (144A)	275,000	277,440
Textron, Inc. 3.650%, 03/15/27	171,000	169,821
3.875%, 03/01/25	105,000	106,794

		6,433,437

Oil & Gas—1.7%
Alberta Energy Co., Ltd. 7.375%, 11/01/31	500,000	602,778
Anadarko Petroleum Corp. 5.550%, 03/15/26	340,000	377,326
Apache Corp. 2.625%, 01/15/23	85,000	81,844
3.250%, 04/15/22	655,000	658,361
5.100%, 09/01/40	300,000	308,682
6.000%, 01/15/37	150,000	169,693
BP Capital Markets plc 1.375%, 11/06/17	40,000	39,963
2.241%, 09/26/18	650,000	654,579
3.017%, 01/16/27	200,000	191,964
3.062%, 03/17/22	285,000	288,929
3.119%, 05/04/26 (b)	225,000	220,186
3.216%, 11/28/23	855,000	859,382
3.224%, 04/14/24	1,095,000	1,096,078
3.245%, 05/06/22	600,000	612,891
3.535%, 11/04/24 (b)	375,000	379,487
3.588%, 04/14/27	715,000	719,816
3.814%, 02/10/24 (b)	500,000	518,345
Burlington Resources Finance Co. 7.400%, 12/01/31	300,000	404,777
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	188,000	187,961
3.800%, 04/15/24 (b)	436,000	438,936
3.900%, 02/01/25 (b)	595,000	599,835
5.850%, 02/01/35	405,000	436,411
7.200%, 01/15/32	200,000	243,299
Cenovus Energy, Inc. 3.000%, 08/15/22	50,000	49,299
3.800%, 09/15/23	500,000	505,047
5.200%, 09/15/43	168,000	165,907
5.700%, 10/15/19	325,000	351,000
6.750%, 11/15/39	185,000	210,990

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Chevron Corp. 2.355%, 12/05/22	330,000	$326,356
2.498%, 03/03/22 (b)	470,000	470,934
2.566%, 05/16/23 (b)	400,000	396,642
2.895%, 03/03/24	1,216,000	1,218,977
ConocoPhillips 5.900%, 10/15/32 (b)	250,000	299,109
6.000%, 01/15/20	325,000	358,888
ConocoPhillips Co. 4.150%, 11/15/34	300,000	299,875
ConocoPhillips Holding Co. 6.950%, 04/15/29	225,000	290,732
Devon Energy Corp. 5.000%, 06/15/45 (b)	210,000	210,700
Eni USA, Inc. 7.300%, 11/15/27	200,000	248,602
Ensco plc 4.700%, 03/15/21 (b)	438,000	429,240
5.200%, 03/15/25 (b)	105,000	91,088
EOG Resources, Inc. 2.625%, 03/15/23	73,000	71,249
5.100%, 01/15/36	431,000	464,211
5.875%, 09/15/17	50,000	50,929
6.875%, 10/01/18	120,000	128,633
Exxon Mobil Corp. 3.043%, 03/01/26	108,000	107,988
3.567%, 03/06/45	149,000	140,116
4.114%, 03/01/46 (b)	110,000	113,085
Hess Corp. 4.300%, 04/01/27 (b)	305,000	299,574
5.800%, 04/01/47 (b)	345,000	356,545
6.000%, 01/15/40	200,000	205,573
Kerr-McGee Corp. 7.875%, 09/15/31	1,000,000	1,281,664
Marathon Oil Corp. 6.800%, 03/15/32	727,000	830,772
Marathon Petroleum Corp. 4.750%, 09/15/44	180,000	162,790
Nabors Industries, Inc. 4.625%, 09/15/21 (b)	115,000	116,006
5.000%, 09/15/20 (b)	110,000	113,781
Noble Energy, Inc. 3.900%, 11/15/24	122,000	123,659
5.050%, 11/15/44	277,000	283,256
5.250%, 11/15/43	170,000	176,781
6.000%, 03/01/41	215,000	238,814
Noble Holding International, Ltd. 5.250%, 03/15/42	124,000	83,080
8.700%, 04/01/45 (b)	218,000	200,560
Occidental Petroleum Corp. 3.400%, 04/15/26	114,000	113,780
3.500%, 06/15/25 (b)	193,000	194,900
4.625%, 06/15/45	79,000	82,583
8.450%, 02/15/29	135,000	186,500
Petro-Canada 5.350%, 07/15/33	165,000	181,702

Oil & Gas—(Continued)
Petroleos Mexicanos 6.500%, 03/13/27 (144A)	1,360,000	1,463,020
Phillips 66 4.650%, 11/15/34	229,000	231,863
4.875%, 11/15/44	750,000	753,188
Shell International Finance B.V. 2.250%, 11/10/20 (b)	111,000	111,399
2.375%, 08/21/22 (b)	440,000	432,550
2.500%, 09/12/26 (b)	460,000	433,953
2.875%, 05/10/26 (b)	164,000	159,470
3.250%, 05/11/25	430,000	434,174
3.400%, 08/12/23	350,000	360,018
3.625%, 08/21/42	25,000	22,560
3.750%, 09/12/46	288,000	264,846
4.000%, 05/10/46	345,000	330,240
4.550%, 08/12/43	350,000	363,365
5.500%, 03/25/40	86,000	100,445
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	582,000	615,626
Statoil ASA 1.200%, 01/17/18	25,000	24,939
5.100%, 08/17/40	100,000	113,557
7.250%, 09/23/27	205,000	272,395
Suncor Energy, Inc. 5.950%, 12/01/34	100,000	117,980
6.100%, 06/01/18	805,000	847,301
7.150%, 02/01/32	100,000	129,224
Tosco Corp. 8.125%, 02/15/30	526,000	728,035
Total Capital Canada, Ltd. 2.750%, 07/15/23	1,229,000	1,215,837
Total Capital International S.A. 2.700%, 01/25/23	564,000	559,291
Valero Energy Corp. 7.500%, 04/15/32	25,000	31,776

		32,440,492

Oil & Gas Services—0.2%
Baker Hughes, Inc. 5.125%, 09/15/40	265,000	291,031
Halliburton Co. 3.500%, 08/01/23	214,000	217,861
3.800%, 11/15/25 (b)	620,000	627,808
4.850%, 11/15/35	85,000	89,750
5.000%, 11/15/45	116,000	122,217
6.700%, 09/15/38	350,000	437,316
National Oilwell Varco, Inc. 1.350%, 12/01/17	29,000	28,920
Schlumberger Holdings Corp. 2.350%, 12/21/18 (144A)	400,000	402,649
4.000%, 12/21/25 (144A)	635,000	661,782
Schlumberger Investment S.A. 3.650%, 12/01/23	358,000	373,416

		3,252,750

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—1.1%
AbbVie, Inc. 2.000%, 11/06/18 (b)	649,000	$650,927
2.300%, 05/14/21	105,000	103,682
3.200%, 11/06/22	109,000	110,226
4.300%, 05/14/36	353,000	342,106
4.450%, 05/14/46	245,000	233,787
4.500%, 05/14/35	1,500,000	1,489,659
4.700%, 05/14/45	310,000	309,178
Actavis Funding SCS 3.800%, 03/15/25	148,000	149,350
3.850%, 06/15/24	750,000	764,887
4.550%, 03/15/35	1,590,000	1,594,322
Actavis, Inc. 1.875%, 10/01/17	300,000	300,282
AstraZeneca plc 3.375%, 11/16/25	167,000	168,143
5.900%, 09/15/17	200,000	203,893
6.450%, 09/15/37	360,000	470,050
Bayer U.S. Finance LLC 1.500%, 10/06/17 (144A)	285,000	284,764
Bristol-Myers Squibb Co. 3.250%, 02/27/27	750,000	748,019
6.875%, 08/01/97	100,000	132,859
Cardinal Health, Inc. 2.400%, 11/15/19	128,000	128,818
3.200%, 03/15/23	155,000	156,806
3.750%, 09/15/25 (b)	169,000	174,153
Express Scripts Holding Co. 3.400%, 03/01/27	560,000	527,397
3.500%, 06/15/24	249,000	245,248
6.125%, 11/15/41	61,000	69,458
Forest Laboratories LLC 5.000%, 12/15/21 (144A)	225,000	243,817
GlaxoSmithKline Capital plc 2.850%, 05/08/22	500,000	504,353
GlaxoSmithKline Capital, Inc. 2.800%, 03/18/23 (b)	143,000	143,147
5.375%, 04/15/34	300,000	349,808
Johnson & Johnson 4.375%, 12/05/33	46,000	50,702
6.950%, 09/01/29	700,000	945,057
McKesson Corp. 2.850%, 03/15/23	420,000	414,322
3.796%, 03/15/24 (b)	600,000	622,733
Mead Johnson Nutrition Co. 3.000%, 11/15/20	89,000	90,720
4.900%, 11/01/19	135,000	144,252
5.900%, 11/01/39	300,000	356,809
Medco Health Solutions, Inc. 4.125%, 09/15/20	450,000	471,311
Merck & Co., Inc. 2.400%, 09/15/22	35,000	34,753
2.750%, 02/10/25 (b)	409,000	403,760
2.800%, 05/18/23	27,000	27,110
6.550%, 09/15/37	150,000	201,049

Pharmaceuticals—(Continued)
Mylan NV 3.150%, 06/15/21 (b)	335,000	336,232
3.950%, 06/15/26 (b)	444,000	434,598
5.250%, 06/15/46 (b)	350,000	358,416
Mylan, Inc. 2.600%, 06/24/18	50,000	50,380
3.125%, 01/15/23 (144A)	325,000	315,283
Novartis Capital Corp. 2.400%, 09/21/22 (b)	300,000	298,407
3.400%, 05/06/24	527,000	543,904
Pfizer, Inc. 2.750%, 06/03/26 (b)	300,000	292,002
4.000%, 12/15/36 (b)	530,000	535,100
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23 (b)	643,000	623,918
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21	644,000	654,375
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	250,000	248,083
Teva Pharmaceutical Finance Netherlands B.V. 2.800%, 07/21/23	295,000	280,194
3.150%, 10/01/26 (b)	1,358,000	1,251,416
4.100%, 10/01/46 (b)	190,000	163,665
Wyeth LLC 6.500%, 02/01/34	806,000	1,039,052
Zoetis, Inc. 1.875%, 02/01/18	52,000	52,030
3.250%, 02/01/23	460,000	464,539
3.450%, 11/13/20	39,000	39,945
4.700%, 02/01/43	43,000	43,816

		22,387,072

Pipelines—1.1%
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	142,000	143,895
Boardwalk Pipelines L.P. 4.450%, 07/15/27	75,000	75,774
5.750%, 09/15/19	290,000	311,246
5.950%, 06/01/26	567,000	627,879
Buckeye Partners L.P. 3.950%, 12/01/26 (b)	140,000	137,115
5.600%, 10/15/44	310,000	317,887
5.850%, 11/15/43	255,000	264,594
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	635,000	665,284
Energy Transfer Partners L.P. 2.500%, 06/15/18 (b)	576,000	578,806
3.600%, 02/01/23	450,000	447,279
4.200%, 04/15/27	128,000	126,462
5.150%, 02/01/43	195,000	182,063
6.050%, 06/01/41	446,000	461,673
7.500%, 07/01/38	200,000	236,329
EnLink Midstream Partners L.P. 2.700%, 04/01/19	281,000	281,646

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enterprise Products Operating LLC 3.350%, 03/15/23	500,000	$504,187
3.700%, 02/15/26	53,000	53,014
3.750%, 02/15/25	567,000	570,234
3.900%, 02/15/24	82,000	83,925
4.900%, 05/15/46	845,000	864,917
4.950%, 10/15/54	33,000	32,901
6.125%, 10/15/39	400,000	464,736
6.875%, 03/01/33	162,000	199,136
Kinder Morgan Energy Partners L.P. 5.625%, 09/01/41	190,000	190,171
Kinder Morgan, Inc. 5.300%, 12/01/34	220,000	220,786
5.550%, 06/01/45	320,000	326,959
Magellan Midstream Partners L.P. 4.250%, 09/15/46 (b)	45,000	42,151
5.000%, 03/01/26	285,000	313,729
6.550%, 07/15/19	695,000	761,126
MPLX L.P. 4.000%, 02/15/25	95,000	94,145
4.125%, 03/01/27	315,000	313,634
4.875%, 12/01/24	460,000	483,891
5.200%, 03/01/47	141,000	141,884
ONEOK Partners L.P. 3.375%, 10/01/22	65,000	65,060
3.800%, 03/15/20	220,000	227,341
5.000%, 09/15/23	145,000	155,442
6.125%, 02/01/41	890,000	984,071
6.650%, 10/01/36	275,000	320,075
6.850%, 10/15/37	275,000	328,483
Phillips 66 Partners L.P. 4.900%, 10/01/46	308,000	293,250
Plains All American Pipeline L.P. / PAA Finance Corp. 3.850%, 10/15/23 (b)	350,000	350,960
4.650%, 10/15/25	400,000	412,039
4.700%, 06/15/44	250,000	226,251
5.750%, 01/15/20 (b)	610,000	659,488
6.650%, 01/15/37	425,000	476,400
Sabine Pass Liquefaction LLC 5.750%, 05/15/24	535,000	583,044
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	102,000	103,091
8.000%, 03/01/32	70,000	93,364
Spectra Energy Capital LLC 3.300%, 03/15/23	237,000	234,210
6.750%, 07/15/18	185,000	195,383
6.750%, 02/15/32	705,000	815,820
7.500%, 09/15/38	85,000	101,673
Spectra Energy Partners L.P. 2.950%, 09/25/18	140,000	141,851
3.375%, 10/15/26 (b)	150,000	142,788
4.500%, 03/15/45	65,000	60,725
Sunoco Logistics Partners Operations L.P. 4.250%, 04/01/24	91,000	92,638
4.950%, 01/15/43	295,000	269,819

Pipelines—(Continued)
Sunoco Logistics Partners Operations L.P. 5.300%, 04/01/44	15,000	14,560
5.350%, 05/15/45	1,040,000	1,014,571
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	46,000	44,532
6.000%, 09/15/17 (144A)	150,000	152,734
Texas Gas Transmission LLC 4.500%, 02/01/21 (144A)	210,000	219,117
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	760,000	795,843
5.850%, 03/15/36	176,000	208,913
7.125%, 01/15/19	142,000	154,475
7.250%, 08/15/38	300,000	405,999
Transcanada Trust 5.300%, 03/15/77 (c)	305,000	301,378
5.625%, 05/20/75 (c)	55,000	56,650
Western Gas Partners L.P. 3.950%, 06/01/25	157,000	155,418
4.650%, 07/01/26	150,000	154,487
5.375%, 06/01/21 (b)	149,000	160,124
5.450%, 04/01/44	102,000	104,781
Williams Partners L.P. / ACMP Finance Corp. 4.875%, 05/15/23	300,000	309,750

		22,106,056

Real Estate—0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	580,000	586,113
3.875%, 03/20/27 (144A) (b)	473,000	479,871
ProLogis L.P. 3.750%, 11/01/25	38,000	38,832
4.250%, 08/15/23	438,000	465,528

		1,570,344

Real Estate Investment Trusts—0.7%
American Tower Corp. 3.375%, 10/15/26 (b)	635,000	605,434
3.450%, 09/15/21	330,000	335,952
4.000%, 06/01/25	70,000	70,825
4.400%, 02/15/26	195,000	201,723
4.500%, 01/15/18	220,000	224,694
5.000%, 02/15/24	474,000	511,891
AvalonBay Communities, Inc. 2.900%, 10/15/26 (b)	124,000	117,985
Boston Properties L.P. 3.650%, 02/01/26	225,000	224,121
3.800%, 02/01/24	527,000	539,771
3.850%, 02/01/23	510,000	528,573
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	200,000	197,384
3.875%, 08/15/22	330,000	337,894
Crown Castle International Corp. 3.400%, 02/15/21	175,000	178,011
3.700%, 06/15/26	304,000	298,329

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Crown Castle International Corp. 4.000%, 03/01/27	47,000	$47,294
4.450%, 02/15/26	306,000	318,328
DDR Corp. 3.500%, 01/15/21	320,000	323,564
Duke Realty L.P. 3.250%, 06/30/26	60,000	58,162
3.875%, 02/15/21 (b)	55,000	57,097
3.875%, 10/15/22	265,000	275,384
4.375%, 06/15/22	210,000	223,220
ERP Operating L.P. 4.625%, 12/15/21	60,000	64,682
4.750%, 07/15/20	190,000	203,270
5.750%, 06/15/17	133,000	134,138
HCP, Inc. 3.875%, 08/15/24 (b)	357,000	358,992
4.000%, 06/01/25	472,000	473,401
4.200%, 03/01/24	125,000	128,001
5.625%, 05/01/17	345,000	346,024
Hospitality Properties Trust 4.950%, 02/15/27 (b)	177,000	181,746
Kimco Realty Corp. 3.125%, 06/01/23	175,000	172,238
3.200%, 05/01/21	310,000	313,476
3.400%, 11/01/22	55,000	55,511
3.800%, 04/01/27	625,000	622,296
Liberty Property L.P. 3.375%, 06/15/23	75,000	74,724
4.400%, 02/15/24	155,000	163,273
National Retail Properties, Inc. 3.600%, 12/15/26	329,000	324,593
4.000%, 11/15/25	193,000	196,816
Realty Income Corp. 3.875%, 07/15/24	200,000	205,455
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	300,000	299,837
Simon Property Group L.P. 3.250%, 11/30/26	122,000	119,629
3.500%, 09/01/25	275,000	277,630
4.375%, 03/01/21	420,000	447,187
UDR, Inc. 2.950%, 09/01/26	565,000	527,518
3.700%, 10/01/20	140,000	144,318
Ventas Realty L.P. 3.850%, 04/01/27	508,000	504,023
4.125%, 01/15/26	68,000	69,014
4.375%, 02/01/45	45,000	42,159
Ventas Realty L.P. / Ventas Capital Corp. 3.250%, 08/15/22	285,000	286,774
4.250%, 03/01/22	300,000	315,932
VEREIT Operating Partnership L.P. 4.600%, 02/06/24	621,000	639,630
Welltower, Inc. 4.000%, 06/01/25	410,000	415,574

		13,783,497

Retail—0.8%
CVS Health Corp. 2.125%, 06/01/21	715,000	701,329
2.250%, 12/05/18	500,000	503,251
2.800%, 07/20/20	850,000	864,244
2.875%, 06/01/26	225,000	214,578
3.875%, 07/20/25	660,000	680,029
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	86,583	89,977
5.880%, 01/10/28	457,678	513,186
Home Depot, Inc. (The) 2.125%, 09/15/26 (b)	77,000	71,450
3.500%, 09/15/56	550,000	480,151
4.875%, 02/15/44	250,000	283,211
5.400%, 09/15/40	200,000	240,182
5.875%, 12/16/36	100,000	126,513
Lowe’s Cos., Inc. 4.375%, 09/15/45	165,000	170,968
5.500%, 10/15/35	275,000	325,520
5.800%, 10/15/36	150,000	182,711
6.500%, 03/15/29	125,000	162,164
6.875%, 02/15/28	450,000	589,643
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43	195,000	156,049
6.700%, 09/15/28	435,000	458,905
6.900%, 04/01/29	113,000	120,921
6.900%, 01/15/32	180,000	190,860
7.000%, 02/15/28 (b)	150,000	161,890
McDonald’s Corp. 1.875%, 05/29/19	360,000	361,271
3.700%, 02/15/42	375,000	337,042
4.875%, 07/15/40	340,000	360,022
6.300%, 10/15/37	325,000	404,510
Nordstrom, Inc. 6.950%, 03/15/28	170,000	206,650
Target Corp. 2.500%, 04/15/26 (b)	375,000	350,274
3.500%, 07/01/24	103,000	105,480
3.625%, 04/15/46 (b)	270,000	243,690
6.350%, 11/01/32	177,000	224,726
6.650%, 08/01/28	182,000	223,764
6.750%, 01/01/28	66,000	81,091
Wal-Mart Stores, Inc. 2.550%, 04/11/23	550,000	550,084
3.300%, 04/22/24	150,000	155,761
4.000%, 04/11/43	605,000	604,988
4.300%, 04/22/44 (b)	340,000	358,987
5.000%, 10/25/40	775,000	881,314
5.875%, 04/05/27	90,000	111,020
6.750%, 10/15/23	111,000	137,657
Walgreens Boots Alliance, Inc. 3.100%, 06/01/23	94,000	93,870
3.800%, 11/18/24	1,243,000	1,265,935
4.500%, 11/18/34	292,000	291,565
4.800%, 11/18/44	175,000	178,507

		14,815,940

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Savings & Loans—0.0%
Nationwide Building Society 4.000%, 09/14/26 (144A)	250,000	$242,030

Semiconductors—0.3%
Analog Devices, Inc. 3.125%, 12/05/23	594,000	591,130
3.500%, 12/05/26 (b)	385,000	381,294
4.500%, 12/05/36	113,000	112,473
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22 (144A)	450,000	449,427
3.625%, 01/15/24 (144A)	1,322,000	1,331,743
3.875%, 01/15/27 (144A)	449,000	451,367
Intel Corp. 2.600%, 05/19/26	1,485,000	1,424,528
3.100%, 07/29/22	230,000	236,388
4.100%, 05/19/46 (b)	210,000	209,422
4.800%, 10/01/41	182,000	201,590

		5,389,362

Software—0.5%
Microsoft Corp. 2.400%, 08/08/26	795,000	752,205
2.700%, 02/12/25 (b)	600,000	589,606
2.875%, 02/06/24 (b)	301,000	302,934
3.450%, 08/08/36	665,000	630,004
3.500%, 02/12/35	68,000	65,426
3.700%, 08/08/46	660,000	619,549
3.750%, 02/12/45	540,000	512,264
4.100%, 02/06/37	850,000	877,243
4.500%, 10/01/40	500,000	538,077
4.500%, 02/06/57	238,000	245,018
5.200%, 06/01/39	500,000	587,558
Oracle Corp. 2.400%, 09/15/23	1,413,000	1,375,427
2.500%, 05/15/22	531,000	529,529
2.500%, 10/15/22	379,000	377,085
2.650%, 07/15/26	540,000	514,192
2.950%, 05/15/25	735,000	725,494
3.850%, 07/15/36	470,000	459,227
4.000%, 07/15/46	160,000	152,643
4.125%, 05/15/45	370,000	359,627
6.125%, 07/08/39	70,000	88,611

		10,301,719

Telecommunications—1.5%
America Movil S.A.B. de C.V. 5.000%, 03/30/20	100,000	107,187
5.625%, 11/15/17 (b)	125,000	127,937
6.375%, 03/01/35 (b)	600,000	704,064
AT&T, Inc. 1.700%, 06/01/17	500,000	500,140
3.000%, 06/30/22	97,000	96,495
3.400%, 05/15/25	1,517,000	1,465,310
3.600%, 02/17/23	1,166,000	1,180,926

Telecommunications—(Continued)
AT&T, Inc. 3.950%, 01/15/25	51,000	51,430
4.125%, 02/17/26	525,000	532,402
4.300%, 12/15/42	227,000	201,831
4.350%, 06/15/45	345,000	303,662
4.500%, 05/15/35	185,000	174,645
4.500%, 03/09/48	985,000	875,901
4.600%, 02/15/21	100,000	106,386
4.800%, 06/15/44	450,000	421,835
5.150%, 03/15/42	255,000	253,000
5.250%, 03/01/37	1,040,000	1,060,232
5.350%, 09/01/40	90,000	92,474
5.500%, 02/01/18 (b)	149,000	153,630
5.800%, 02/15/19	151,000	161,244
6.350%, 03/15/40	225,000	255,571
BellSouth Capital Funding Corp. 7.875%, 02/15/30	550,000	683,717
BellSouth LLC 6.550%, 06/15/34	200,000	223,988
BellSouth Telecommunications LLC 6.375%, 06/01/28 (b)	350,000	391,893
British Telecommunications plc 2.350%, 02/14/19	285,000	286,571
5.950%, 01/15/18	100,000	103,288
9.125%, 12/15/30	75,000	112,193
Cisco Systems, Inc. 2.900%, 03/04/21	47,000	48,256
5.500%, 01/15/40	110,000	134,216
5.900%, 02/15/39	750,000	957,956
Crown Castle Towers LLC 3.663%, 05/15/25 (144A)	260,000	260,213
4.883%, 08/15/20 (144A)	500,000	532,188
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A)	460,000	439,731
3.600%, 01/19/27 (144A)	975,000	970,736
8.750%, 06/15/30	100,000	145,765
Koninklijke KPN NV 8.375%, 10/01/30	250,000	335,079
Nippon Telegraph & Telephone Corp. 1.400%, 07/18/17	500,000	500,013
Orange S.A. 9.000%, 03/01/31	165,000	242,939
Qwest Corp. 6.750%, 12/01/21 (b)	350,000	383,687
6.875%, 09/15/33 (b)	85,000	84,640
7.250%, 09/15/25 (b)	133,000	145,371
Rogers Communications, Inc. 4.100%, 10/01/23	213,000	224,151
6.800%, 08/15/18	100,000	106,732
7.500%, 08/15/38	100,000	133,110
8.750%, 05/01/32	400,000	549,751
SES Global Americas Holdings GP 2.500%, 03/25/19 (144A)	70,000	69,637
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	150,000	151,949
4.103%, 03/08/27	707,000	711,989

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A.U. 5.213%, 03/08/47	872,000	$882,694
Verizon Communications, Inc. 2.625%, 08/15/26 (b)	240,000	219,154
2.946%, 03/15/22 (144A)	619,000	616,536
3.450%, 03/15/21	180,000	184,881
3.850%, 11/01/42	687,000	575,198
4.125%, 03/16/27	898,000	913,213
4.125%, 08/15/46	355,000	306,316
4.272%, 01/15/36	890,000	824,146
4.400%, 11/01/34	1,382,000	1,307,776
4.522%, 09/15/48	439,000	397,720
4.672%, 03/15/55	131,000	116,983
4.812%, 03/15/39 (144A)	1,428,000	1,390,841
4.862%, 08/21/46	493,000	473,970
5.012%, 04/15/49 (144A)	610,000	592,398
5.012%, 08/21/54	767,000	727,636
5.050%, 03/15/34	765,000	777,922
5.250%, 03/16/37	274,000	283,280
Vodafone Group plc 1.500%, 02/19/18	30,000	29,950
2.950%, 02/19/23	225,000	221,089
6.150%, 02/27/37	350,000	402,356
6.250%, 11/30/32	750,000	874,636

		29,874,756

Transportation—0.6%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23 (b)	445,000	450,921
3.050%, 09/01/22 (b)	620,000	633,988
3.450%, 09/15/21	510,000	530,770
3.850%, 09/01/23	500,000	529,509
3.900%, 08/01/46	265,000	254,353
4.125%, 06/15/47	440,000	438,760
4.550%, 09/01/44	200,000	210,918
5.750%, 03/15/18	100,000	103,930
7.950%, 08/15/30	100,000	141,943
Canadian National Railway Co. 5.850%, 11/15/17	190,000	195,229
6.250%, 08/01/34	100,000	127,516
6.800%, 07/15/18 (b)	120,000	127,659
Canadian Pacific Railway Co. 2.900%, 02/01/25	260,000	254,943
5.750%, 03/15/33	120,000	138,783
6.125%, 09/15/15	102,000	123,114
7.250%, 05/15/19	290,000	320,602
CSX Corp. 2.600%, 11/01/26 (b)	1,140,000	1,067,984
3.400%, 08/01/24	300,000	304,310
4.750%, 05/30/42	41,000	42,932
7.900%, 05/01/17	62,000	62,279
FedEx Corp. 3.250%, 04/01/26 (b)	82,000	81,268
3.900%, 02/01/35	96,000	92,271
4.100%, 02/01/45	895,000	828,924

Transportation—(Continued)
JB Hunt Transport Services, Inc. 3.300%, 08/15/22	490,000	497,918
Norfolk Southern Corp. 5.590%, 05/17/25	100,000	113,626
Ryder System, Inc. 2.500%, 05/11/20	844,000	847,858
2.875%, 09/01/20 (b)	330,000	333,996
Union Pacific Corp. 3.000%, 04/15/27	1,015,000	1,003,647
3.799%, 10/01/51	378,000	352,728
4.000%, 04/15/47	355,000	350,328
United Parcel Service of America, Inc. 8.375%, 04/01/20	75,000	88,361
8.375%, 04/01/30 (d)	377,000	536,726

		11,188,094

Trucking & Leasing—0.1%
Aviation Capital Group Corp. 2.875%, 01/20/22 (144A)	860,000	854,055
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.875%, 07/17/18 (144A)	93,000	94,182
4.200%, 04/01/27 (144A)	510,000	519,267

		1,467,504

Water—0.0%
American Water Capital Corp. 3.850%, 03/01/24	100,000	105,029
6.593%, 10/15/37	100,000	135,252

		240,281

Total Corporate Bonds & Notes (Cost $506,572,024)		508,971,019

Convertible Bonds—20.4%

Aerospace/Defense—1.2%
Airbus SE Zero Coupon, 06/14/21 (EUR)	9,100,000	10,800,015
Zero Coupon, 07/01/22 (EUR)	5,100,000	5,686,598
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	2,200,000	2,728,340
Safran S.A. Zero Coupon, 12/31/20 (EUR)	3,559,000	3,537,043

		22,751,996

Apparel—0.3%
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	2,432,900	6,556,666

Auto Manufacturers—0.1%
Suzuki Motor Corp. Zero Coupon, 03/31/21 (JPY)	190,000,000	2,132,017

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.4%
Cie Generale des Etablissements Michelin Zero Coupon, 01/10/22	4,400,000	$4,339,500
Valeo S.A. Zero Coupon, 06/16/21	2,800,000	3,050,600

		7,390,100

Banks—0.6%
Credit Agricole S.A. Zero Coupon, 10/03/19 (EUR)	4,380,000	3,310,525
Gunma Bank, Ltd. (The) Zero Coupon, 10/11/19	2,100,000	2,110,500
Shizuoka Bank, Ltd. (The) Zero Coupon, 04/25/18	4,500,000	4,387,500
Yamaguchi Financial Group, Inc. 0.653%, 03/26/20 (c)	2,500,000	2,586,875

		12,395,400

Biotechnology—0.5%
Illumina, Inc. Zero Coupon, 06/15/19 (b)	8,878,000	8,933,487
0.500%, 06/15/21	784,000	811,930

		9,745,417

Building Materials—0.2%
LIXIL Group Corp. Zero Coupon, 03/04/20 (JPY)	360,000,000	3,321,746

Chemicals—0.4%
Brenntag Finance B.V. 1.875%, 12/02/22	4,000,000	4,060,000
Kansai Paint Co., Ltd. Zero Coupon, 06/17/19 (JPY)	230,000,000	2,226,040
Toray Industries, Inc. Zero Coupon, 08/30/19 (JPY)	100,000,000	1,058,789

		7,344,829

Coal—0.2%
RAG-Stiftung Zero Coupon, 12/31/18 (EUR)	2,300,000	2,537,800
Zero Coupon, 02/18/21 (EUR)	700,000	807,994

		3,345,794

Commercial Services—0.4%
Macquarie Infrastructure Corp. 2.000%, 10/01/23 (b)	3,525,000	3,454,500
2.875%, 07/15/19	2,682,000	2,998,811
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19 (JPY)	200,000,000	2,012,037

		8,465,348

Diversified Financial Services—0.4%
Citigroup Global Markets Funding Luxembourg SCA 0.500%, 08/04/23 (EUR)	2,000,000	2,199,741

Diversified Financial Services—(Continued)
Criteria Caixa S.A.U. 1.000%, 11/25/17 (EUR)	3,000,000	3,266,328
Solidium Oy Zero Coupon, 09/04/18 (EUR)	1,800,000	2,011,451

		7,477,520

Electric—0.6%
Chugoku Electric Power Co., Inc. (The) Zero Coupon, 03/25/20 (JPY)	640,000,000	5,748,675
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,400,000	3,609,346
Tohoku Electric Power Co., Inc. Zero Coupon, 12/03/18 (JPY)	200,000,000	1,800,054

		11,158,075

Food—0.1%
J Sainsbury plc 1.250%, 11/21/19 (GBP)	1,200,000	1,567,378

Forest Products & Paper—0.1%
Daio Paper Corp. Zero Coupon, 09/17/20 (JPY)	190,000,000	1,834,636

Gas—0.2%
National Grid North America, Inc. 0.900%, 11/02/20 (GBP)	3,500,000	4,489,299

Healthcare-Products—0.2%
QIAGEN NV 0.375%, 03/19/19	2,200,000	2,492,820
Terumo Corp. Zero Coupon, 12/04/19 (JPY)	120,000,000	1,219,617

		3,712,437

Healthcare-Services—0.3%
Anthem, Inc. 2.750%, 10/15/42	2,956,000	6,748,918

Holding Companies-Diversified—0.5%
Industrivarden AB Zero Coupon, 05/15/19 (SEK)	42,000,000	5,132,440
Wendel S.A. Zero Coupon, 07/31/19 (EUR)	9,042,900	5,498,770

		10,631,210

Home Furnishings—1.2%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	907,000,000	8,888,323
Steinhoff Finance Holdings GmbH 1.250%, 08/11/22 (EUR)	11,800,000	12,298,205
4.000%, 01/30/21 (EUR)	1,600,000	2,272,283

		23,458,811

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.2%
Swiss Life Holding AG Zero Coupon, 12/02/20 (CHF)	3,240,000	$4,416,932

Internet—0.9%
Priceline Group, Inc. (The) 0.350%, 06/15/20	6,479,000	9,224,476
1.000%, 03/15/18	4,714,000	8,874,105

		18,098,581

Investment Company Security—0.2%
Ares Capital Corp. 4.375%, 01/15/19 (b)	1,851,000	1,890,334
4.750%, 01/15/18 (b)	1,785,000	1,819,584

		3,709,918

Metal Fabricate/Hardware—0.2%
RTI International Metals, Inc. 1.625%, 10/15/19	2,899,000	3,366,464

Mining—0.2%
Newmont Mining Corp. 1.625%, 07/15/17	2,921,000	2,926,477
Royal Gold, Inc. 2.875%, 06/15/19 (b)	1,456,000	1,537,900

		4,464,377

Miscellaneous Manufacturing—1.0%
Siemens Financieringsmaatschappij NV 1.050%, 08/16/17	13,000,000	16,259,100
1.650%, 08/16/19	1,750,000	2,236,115

		18,495,215

Oil & Gas—1.0%
BP Capital Markets plc 1.000%, 04/28/23 (GBP)	3,600,000	5,177,987
Eni S.p.A. Zero Coupon, 04/13/22 (EUR)	3,800,000	4,327,473
TOTAL S.A. 0.500%, 12/02/22	10,400,000	10,448,880

		19,954,340

Oil & Gas Services—0.3%
TechnipFMC plc 0.875%, 01/25/21 (EUR)	3,600,000	4,968,620

Pharmaceuticals—0.4%
Bayer Capital Corp. B.V. 5.625%, 11/22/19 (144A) (EUR)	2,200,000	2,729,749
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26 (b)	4,383,000	4,706,246

		7,435,995

Real Estate—1.3%
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	4,500,000	3,131,680
1.950%, 10/17/23 (SGD)	8,500,000	6,243,521
Deutsche Wohnen AG 0.875%, 09/08/21 (EUR)	2,500,000	4,153,852
Grand City Properties S.A. 0.250%, 03/02/22 (EUR)	6,100,000	6,439,150
LEG Immobilien AG 0.500%, 07/01/21 (EUR)	2,800,000	4,379,747

		24,347,950

Real Estate Investment Trusts—1.3%
British Land White 2015, Ltd. Zero Coupon, 06/09/20 (GBP)	3,500,000	4,141,776
Derwent London Capital No.2 Jersey, Ltd. 1.125%, 07/24/19 (GBP)	2,000,000	2,608,539
Extra Space Storage L.P. 3.125%, 10/01/35 (144A) (b)	1,415,000	1,464,525
Fonciere Des Regions 0.875%, 04/01/19 (EUR)	4,013,600	4,016,563
SL Green Operating Partnership L.P. 3.000%, 10/15/17 (144A)	1,000,000	1,375,000
Spirit Realty Capital, Inc. 2.875%, 05/15/19	3,376,000	3,420,310
Unibail-Rodamco SE Zero Coupon, 07/01/21 (EUR)	1,459,600	4,749,158
Zero Coupon, 01/01/22 (EUR)	1,121,300	4,014,605

		25,790,476

Semiconductors—2.6%
Intel Corp. 3.250%, 08/01/39	4,504,000	7,867,925
3.479%, 12/15/35	6,302,000	8,578,598
Lam Research Corp. 1.250%, 05/15/18	456,000	965,865
Novellus Systems, Inc. 2.625%, 05/15/41	4,901,000	18,587,042
STMicroelectronics NV Zero Coupon, 07/03/19	5,000,000	6,483,350
1.000%, 07/03/21	1,400,000	1,858,500
Teradyne, Inc. 1.250%, 12/15/23 (144A) (b)	765,000	890,747
Xilinx, Inc. 2.625%, 06/15/17	2,648,000	5,325,790

		50,557,817

Software—0.4%
Citrix Systems, Inc. 0.500%, 04/15/19 (b)	1,436,000	1,798,590
Red Hat, Inc. 0.250%, 10/01/19 (b)	5,293,000	6,867,667

		8,666,257

BHFTI-234

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—1.7%
America Movil S.A.B. de C.V. Zero Coupon, 05/28/20 (EUR)	13,800,000	$14,324,348
Telefonica Participaciones S.A.U. Zero Coupon, 03/09/21 (EUR)	3,700,000	4,050,970
Telenor East Holding II A/S 0.250%, 09/20/19	7,600,000	8,458,800
Vodafone Group plc Zero Coupon, 11/26/20 (GBP)	5,500,000	6,701,451

		33,535,569

Transportation—0.3%
Deutsche Post AG 0.600%, 12/06/19 (EUR)	2,700,000	4,384,743
Nagoya Railroad Co., Ltd. Zero Coupon, 12/11/24 (JPY)	240,000,000	2,295,877

		6,680,620

Water—0.5%
Suez Zero Coupon, 02/27/20 (EUR)	19,262,700	3,867,406
Veolia Environnement S.A. Zero Coupon, 03/15/21 (EUR)	16,224,000	5,086,231

		8,953,637

Total Convertible Bonds (Cost $394,874,925)		397,970,365

Convertible Preferred Stock—0.7%

Banks—0.7%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $13,924,321)	11,468	14,220,320

Preferred Stocks—0.2%

Household Products—0.2%
Henkel AG & Co. KGaA	25,143	3,222,019

Machinery—0.0%
Marcopolo S.A.	143,590	120,171

Total Preferred Stocks (Cost $3,250,550)		3,342,190

U.S. Treasury & Government Agencies—0.2%

Federal Agencies—0.1%
Federal Farm Credit Bank 5.250%, 12/28/27	585,000	711,407
Tennessee Valley Authority 5.375%, 04/01/56	350,000	446,453

		1,157,860

U.S. Treasury—0.1%
U.S. Treasury Notes 1.250%, 11/15/18	1,935,000	1,936,586

Total U.S. Treasury & Government Agencies (Cost $3,078,245)		3,094,446

Municipals—0.1%
American Municipal Power, Inc., Build America Bonds 5.939%, 02/15/47	75,000	89,224
7.499%, 02/15/50	350,000	477,067
Los Angeles, Department of Airports, Build America Bonds 6.582%, 05/15/39	65,000	83,042
Los Angeles, Unified School District, Build America Bonds 5.750%, 07/01/34	100,000	123,739
6.758%, 07/01/34	75,000	100,636
Ohio University, Revenue Bonds 5.590%, 12/01/2114	300,000	305,799
Port Authority of New York & New Jersey 4.458%, 10/01/62	130,000	136,993
5.647%, 11/01/40	30,000	37,137
State of California General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	260,000	367,395
State of Massachusetts, Build America Bonds 5.456%, 12/01/39	150,000	186,544
University of California, Build America Bonds 5.770%, 05/15/43	140,000	171,387
University of California, Revenue Bonds 1.284%, 07/01/41 (c)	130,000	129,870

Total Municipals (Cost $2,122,384)		2,208,833

Foreign Government—0.1%

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	165,000	203,893
9.375%, 04/15/30	275,000	425,953

		629,846

Provincial—0.1%
Province of Quebec Canada 6.350%, 01/30/26	600,000	742,748

Sovereign—0.0%
Colombia Government International Bonds 4.000%, 02/26/24	300,000	308,700
7.375%, 09/18/37 (b)	150,000	191,400

		500,100

Total Foreign Government (Cost $1,983,386)		1,872,694

BHFTI-235

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—10.4%

Security Description	Principal Amount*	Value

Repurchase Agreement—8.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $157,111,185 on 04/03/17, collateralized by $160,365,000 U.S. Treasury Notes with rates ranging from 1.375% - 1.625%, maturity dates ranging from 05/31/20 - 07/31/20, with a value of $160,254,839.	157,110,007	$157,110,007

U.S. Treasury—2.4%
U.S. Treasury Bills 0.541%, 05/25/17 (e) (f)	410,000	409,576
0.545%, 05/04/17 (b) (e) (f) (g)	40,000,000	39,976,240
0.620%, 06/22/17# (e) (f)	2,395,000	2,390,996
0.889%, 09/07/17# (e) (f)	4,130,000	4,114,768
0.962%, 03/01/18 (e) (f)	95,000	94,132

		46,985,712

Total Short-Term Investments (Cost $204,099,251)		204,095,719

Securities Lending Reinvestments (h)—5.0%

Certificates of Deposit—3.3%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,994,230	1,998,360
Banco Del Estado De Chile New York 1.426%, 06/21/17 (c)	1,500,000	1,500,813
Bank of America N.A. 1.271%, 07/11/17 (c)	1,500,000	1,501,587
Canadian Imperial Bank 1.392%, 10/27/17 (c)	1,000,000	1,001,203
1.454%, 05/24/17 (c)	500,293	500,175
Chiba Bank, Ltd., New York 1.240%, 05/11/17	2,000,000	2,000,532
Cooperative Rabobank UA New York 1.422%, 10/13/17 (c)	1,500,000	1,502,043
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (c)	2,500,000	2,500,282
Credit Industriel et Commercial 1.440%, 04/05/17 (c)	600,000	600,026
Credit Suisse AG New York 1.511%, 04/03/17 (c)	600,000	600,010
1.581%, 04/11/17 (c)	2,500,000	2,500,205
1.581%, 05/12/17 (c)	1,250,000	1,250,379
DNB NOR Bank ASA 1.279%, 07/28/17 (c)	1,200,000	1,200,530
ING Bank NV 1.461%, 04/18/17 (c)	2,500,000	2,501,065
KBC Bank NV 1.120%, 05/08/17	1,750,000	1,750,263
1.150%, 04/18/17	2,000,000	2,000,180

Certificates of Deposit—(Continued)
KBC Bank NV 1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (c)	1,000,000	1,000,122
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (c)	500,000	500,288
1.591%, 04/11/17 (c)	1,000,000	1,000,076
1.643%, 04/18/17 (c)	2,700,000	2,700,391
National Australia Bank London 1.199%, 05/02/17 (c)	2,250,000	2,250,788
1.338%, 11/09/17 (c)	2,000,000	1,996,740
Natixis New York 1.241%, 08/03/17 (c)	3,900,000	3,902,512
1.444%, 04/07/17 (c)	1,000,000	1,000,055
Norinchukin Bank New York 1.451%, 07/12/17 (c)	3,000,000	3,002,655
Rabobank London 1.422%, 10/13/17 (c)	1,500,000	1,503,668
Royal Bank of Canada New York 1.340%, 04/04/17 (c)	500,000	499,988
Sumitomo Bank New York 1.410%, 05/05/17 (c)	250,000	250,049
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (c)	3,200,000	3,201,712
1.534%, 04/07/17 (c)	1,000,000	1,000,058
1.591%, 04/12/17 (c)	1,000,000	1,000,199
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (c)	2,000,000	2,001,296
1.558%, 04/10/17 (c)	1,500,000	1,500,189
1.572%, 04/26/17 (c)	1,000,000	1,000,331
Svenska Handelsbanken New York 1.508%, 05/18/17 (c)	2,500,000	2,501,292
Toronto Dominion Bank New York 1.330%, 01/10/18 (c)	2,000,000	2,000,392
UBS, Stamford 1.301%, 05/12/17 (c)	1,200,000	1,200,295
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (c)	1,200,000	1,201,962
1.452%, 04/26/17 (c)	1,300,000	1,300,346

		63,423,067

Commercial Paper—0.7%
Barton Capital S.A. 1.110%, 04/21/17	997,163	999,333
Commonwealth Bank Australia 1.389%, 10/23/17 (c)	1,000,000	1,001,222
Den Norske ASA 1.432%, 04/27/17 (c)	1,200,000	1,200,259
HSBC plc 1.442%, 04/25/17 (c)	2,800,000	2,800,504
Kells Funding LLC 1.100%, 06/05/17	1,494,225	1,496,770
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
1.120%, 04/13/17	498,600	499,822

BHFTI-236

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	$999,351
Sheffield Receivables Co. 1.170%, 04/04/17	1,495,661	1,499,891
Westpac Banking Corp. 1.380%, 10/20/17 (c)	1,900,000	1,903,443

		13,399,376

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,814,169 on 04/03/17, collateralized by $2,609,253 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,850,335.	1,814,053	1,814,053
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $500,037 on 04/03/17, collateralized by $511,744 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $51,354 on 04/03/17, collateralized by $51,955 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $52,378.	51,350	51,350
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $1,000,650 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $5,000,542 on 04/03/17, collateralized by $772,491 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,489,933.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,508,640 on 06/02/17, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $600,041 on 04/03/17, collateralized by $596,246 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $612,370.	600,000	600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,918,604 on 07/03/17, collateralized by various Common Stock with a value of $2,090,000.	1,900,000	1,900,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $1,500,123 on 04/03/17, collateralized by $1,755,977 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $1,530,125.	1,500,000	1,500,000

		13,865,403

Time Deposits—0.3%
OP Corporate Bank plc 1.180%, 04/24/17	1,250,000	1,250,000
1.200%, 04/10/17	1,500,000	1,500,000
Shinkin Central Bank 1.350%, 04/21/17	800,000	800,000
1.440%, 04/26/17	2,400,000	2,400,000
1.440%, 04/27/17	300,000	300,000

		6,250,000

Total Securities Lending Reinvestments (Cost $96,908,290)		96,937,846

Total Investments—98.9% (Cost $1,857,065,437) (i)		1,933,326,493
Other assets and liabilities (net)—1.1%		22,201,203

Net Assets—100.0%		$1,955,527,696

#	All or a portion represents positions held in the respective subsidiary.
*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $94,550,093 and the collateral received consisted of cash in the amount of $96,889,808. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.

BHFTI-237

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(e)	The rate shown represents current yield to maturity.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $6,515,978.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2017, the market value of securities pledged was $20,496,818.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(i)	As of March 31, 2017, the aggregate cost of investments was $1,857,065,437. The aggregate unrealized appreciation and depreciation of investments were $129,012,921 and $(52,751,865), respectively, resulting in net unrealized appreciation of $76,261,056.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $71,811,599, which is 3.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	19,696,105	Royal Bank of Canada	04/27/17	$15,206,792	$(165,190)
AUD	9,697,077	UBS AG	06/28/17	7,485,464	(88,415)
CHF	1,396,881	Goldman Sachs & Co.	04/27/17	1,394,448	1,976
CHF	10,153,672	National Australia Bank Ltd.	04/27/17	10,192,700	(42,355)
CHF	10,177,961	Morgan Stanley & Co. International	06/28/17	10,274,178	(61,145)
DKK	12,182,876	National Australia Bank Ltd.	04/27/17	1,765,860	(16,934)
DKK	2,774,358	Royal Bank of Canada	06/28/17	398,864	687
EUR	943,352	Australia & New Zealand Banking Corp.	04/27/17	1,004,989	2,416
EUR	1,982,385	Barclays Bank plc	04/27/17	2,140,006	(23,020)
EUR	1,763,097	Deutsche Bank AG	04/27/17	1,874,450	8,358
EUR	3,870,175	Goldman Sachs & Co.	04/27/17	4,168,094	(35,139)
EUR	5,800,099	HSBC Bank plc	04/27/17	6,229,063	(35,145)
EUR	1,813,928	National Australia Bank Ltd.	04/27/17	1,959,591	(22,499)
EUR	8,512,387	State Street Bank and Trust	04/27/17	9,026,400	63,967
EUR	1,412,370	Australia & New Zealand Banking Corp.	06/28/17	1,531,407	(18,572)
GBP	1,269,698	Australia & New Zealand Banking Corp.	04/27/17	1,586,043	5,616
GBP	984,290	National Australia Bank Ltd.	04/27/17	1,240,258	(6,378)
GBP	2,578,781	Standard Chartered Bank	04/27/17	3,205,113	27,578
GBP	437,125	Australia & New Zealand Banking Corp.	06/28/17	545,708	3,097
GBP	756,525	State Street Bank and Trust	06/28/17	925,911	23,895
GBP	949,543	State Street Bank and Trust	06/28/17	1,190,560	1,577
HKD	27,780,639	Toronto Dominion Bank	04/27/17	3,580,271	(3,576)
HKD	48,933,968	Standard Chartered Bank	06/28/17	6,313,220	(5,588)
ILS	4,725,919	BNP Paribas S.A.	04/27/17	1,306,761	(1,233)
JPY	71,657,662	Australia & New Zealand Banking Corp.	04/27/17	649,811	(5,637)
JPY	158,172,373	Australia & New Zealand Banking Corp.	04/27/17	1,426,930	(5,022)
JPY	113,277,370	Barclays Bank plc	04/27/17	1,020,997	(2,678)
JPY	132,880,641	Australia & New Zealand Banking Corp.	06/28/17	1,200,772	(3,176)
JPY	67,280,777	State Street Bank and Trust	06/28/17	607,140	(767)
SEK	47,276,259	National Australia Bank Ltd.	04/27/17	5,369,870	(88,244)
SEK	23,310,047	Morgan Stanley & Co. International	06/28/17	2,665,789	(53,611)
SGD	3,681,607	Toronto Dominion Bank	06/28/17	2,638,640	(5,060)

BHFTI-238

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	3,675,730	Australia & New Zealand Banking Corp.	04/27/17	$3,686,839	$12,313
CHF	2,191,773	Australia & New Zealand Banking Corp.	04/27/17	2,175,271	(15,783)
DKK	18,079,211	State Street Bank and Trust	06/28/17	2,639,743	36,056
EUR	5,645,992	Australia & New Zealand Banking Corp.	04/27/17	6,000,205	(29,143)
EUR	1,010,947	Citibank N.A.	04/27/17	1,100,076	20,487
EUR	132,038,622	Morgan Stanley & Co. International	04/27/17	141,763,530	759,660
EUR	2,271,611	Morgan Stanley & Co. International	04/27/17	2,395,309	(30,541)
EUR	11,488,159	Royal Bank of Canada	04/27/17	12,377,928	109,739
EUR	4,248,310	State Street Bank and Trust	04/27/17	4,492,175	(44,590)
EUR	1,800,042	State Street Bank and Trust	04/27/17	1,910,083	(12,180)
EUR	889,238	State Street Bank and Trust	04/27/17	962,842	13,226
EUR	812,949	State Street Bank and Trust	04/27/17	869,470	1,322
EUR	423,281	State Street Bank and Trust	04/27/17	457,417	5,396
EUR	325,062	Australia & New Zealand Banking Corp.	06/28/17	352,647	4,462
EUR	17,590,043	Royal Bank of Canada	06/28/17	19,089,805	248,536
EUR	908,466	State Street Bank and Trust	06/28/17	970,722	(2,366)
EUR	506,227	State Street Bank and Trust	06/28/17	548,822	6,586
GBP	571,338	Australia & New Zealand Banking Corp.	04/27/17	713,595	(2,619)
GBP	414,545	Australia & New Zealand Banking Corp.	04/27/17	515,125	(4,538)
GBP	18,445,946	Morgan Stanley & Co. International	04/27/17	22,751,119	(372,229)
GBP	332,874	Morgan Stanley & Co. International	04/27/17	414,008	(3,275)
GBP	1,008,933	National Australia Bank Ltd.	04/27/17	1,257,596	(7,176)
GBP	2,149,522	State Street Bank and Trust	04/27/17	2,620,721	(73,862)
GBP	387,569	Australia & New Zealand Banking Corp.	06/28/17	485,175	(1,413)
GBP	235,083	Australia & New Zealand Banking Corp.	06/28/17	291,281	(3,863)
GBP	294,390	Royal Bank of Canada	06/28/17	367,632	(1,970)
GBP	216,661	Royal Bank of Canada	06/28/17	266,196	(5,818)
HKD	10,787,165	Australia & New Zealand Banking Corp.	04/27/17	1,389,857	1,033
HKD	7,567,812	Toronto Dominion Bank	04/27/17	974,911	573
JPY	2,245,382,068	Citibank N.A.	04/27/17	19,891,941	(293,170)
JPY	114,872,200	Citibank N.A.	04/27/17	1,011,507	(21,149)
JPY	174,113,200	HSBC Bank plc	04/27/17	1,537,289	(27,921)
JPY	48,960,441	Merrill Lynch International	04/27/17	427,083	(13,052)
JPY	2,582,800,973	State Street Bank and Trust	04/27/17	22,846,987	(371,389)
JPY	571,781,000	State Street Bank and Trust	04/27/17	5,023,037	(117,051)
JPY	532,305,486	State Street Bank and Trust	04/27/17	4,637,622	(147,597)
JPY	118,042,570	State Street Bank and Trust	04/27/17	1,063,470	2,313
JPY	63,631,491	Australia & New Zealand Banking Corp.	06/28/17	579,734	6,251
JPY	607,362,615	State Street Bank and Trust	06/28/17	5,413,338	(60,558)
NOK	30,918,931	Standard Chartered Bank	04/27/17	3,650,898	49,021
NOK	17,448,467	Goldman Sachs & Co.	06/28/17	2,070,316	36,377
SEK	38,232,800	Morgan Stanley & Co. International	04/27/17	4,309,374	38,069
SEK	2,976,523	Merrill Lynch International	06/28/17	339,236	5,680
SGD	1,536,107	HSBC Bank plc	04/27/17	1,081,964	(16,367)
SGD	10,600,993	Morgan Stanley & Co. International	04/27/17	7,460,219	(119,596)

Net Unrealized Depreciation					$(992,333)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures#	05/15/17	107	USD	4,579,729	$661,264
Aluminum Futures#	07/17/17	97	USD	4,470,174	297,376

BHFTI-239

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/17	387	AUD	48,730,004	$748,204
Brent Crude Oil Futures#	04/28/17	125	USD	6,489,966	201,284
Coffee “C” Futures#	09/19/17	39	USD	2,222,386	(116,386)
Copper Futures#	07/27/17	103	USD	6,890,069	(19,969)
Corn Futures#	05/12/17	373	USD	6,804,672	(11,410)
Cotton No. 2 Futures#	07/07/17	35	USD	1,354,780	20,545
Crude Oil Financial Futures#	05/19/17	257	USD	13,998,401	(873,411)
Gasoline RBOB Futures#	04/28/17	49	USD	3,750,115	(245,341)
Gold 100 oz. Futures#	06/28/17	86	USD	10,360,375	399,945
KC Hard Red Winter Wheat Futures#	05/12/17	50	USD	1,167,648	(116,397)
Lean Hogs Futures#	08/14/17	67	USD	2,065,528	(89,028)
Live Cattle Futures#	04/28/17	77	USD	3,415,187	279,273
MSCI Emerging Markets Mini Index Futures	06/16/17	240	USD	11,266,697	270,103
Natural Gas Futures#	05/26/17	352	USD	10,328,946	1,125,134
Natural Gas Futures#	06/28/17	69	USD	2,289,850	(1,810)
New York Harbor ULSD Futures#	04/28/17	48	USD	3,395,573	(221,180)
Nickel Futures#	05/15/17	41	USD	2,548,765	(89,503)
Russell 2000 Mini Index Futures	06/16/17	425	USD	29,046,034	372,466
S&P 500 E-Mini Index Futures	06/16/17	2,490	USD	294,884,785	(1,164,385)
S&P TSX 60 Index Futures	06/15/17	142	CAD	25,903,422	164
Silver Futures#	07/27/17	45	USD	3,783,217	341,483
Soybean Futures#	05/12/17	106	USD	5,429,338	(415,538)
Soybean Meal Futures#	05/12/17	85	USD	2,853,701	(232,301)
Soybean Oil Futures#	07/14/17	120	USD	2,574,997	(265,957)
Sugar No. 11 Futures#	04/28/17	133	USD	3,076,411	(579,841)
TOPIX Index Futures	06/08/17	360	JPY	5,546,852,000	(914,866)
U.S. Treasury Long Bond Futures	06/21/17	78	USD	11,708,737	57,075
U.S. Treasury Note 10 Year Futures	06/21/17	354	USD	43,968,418	126,707
U.S. Treasury Note 2 Year Futures	06/30/17	95	USD	20,546,126	16,921
U.S. Treasury Note 5 Year Futures	06/30/17	13	USD	1,530,574	(129)
WTI Light Sweet Crude Oil Futures#	04/19/17	117	USD	6,297,905	(377,705)
Wheat Futures#	05/12/17	143	USD	3,205,384	(155,909)
Zinc Futures#	07/17/17	38	USD	2,661,302	(25,527)

Futures Contracts—Short
Aluminum Futures#	05/15/17	(107)	USD	(4,914,271)	(326,723)
Aluminum Futures#	07/17/17	(4)	USD	(188,113)	(8,487)
Canada Government Bond 10 Year Futures	06/21/17	(192)	CAD	(26,078,097)	(216,072)
Crude Oil Financial Futures#	08/21/17	(257)	USD	(14,165,989)	843,109
Euro-Bund Futures	06/08/17	(457)	EUR	(73,573,946)	(208,019)
FTSE 100 Index Futures	06/16/17	(108)	GBP	(7,776,587)	(101,426)
Natural Gas Futures#	04/26/17	(208)	USD	(6,060,644)	(574,556)
Nickel Futures#	05/15/17	(4)	USD	(233,172)	(6,756)
Nickel Futures#	07/17/17	(2)	USD	(122,676)	2,226
U.S. Treasury Note 10 Year Futures	06/21/17	(1,946)	USD	(241,687,672)	(710,952)
U.S. Treasury Note Ultra 10 Year Futures	06/21/17	(197)	USD	(26,198,252)	(178,201)
U.S. Treasury Ultra Long Bond Futures	06/21/17	(15)	USD	(2,395,531)	(13,844)
Zinc Futures#	07/17/17	(3)	USD	(208,003)	(84)

Net Unrealized Depreciation					$(2,498,434)

BHFTI-240

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	3M LIBOR	2.330%	12/15/26	USD	220,400,000	$(1,368,992)
Pay	3M LIBOR	2.350%	02/06/27	USD	173,700,000	(900,745)
Pay	3M LIBOR	2.360%	02/27/27	USD	172,500,000	(377,169)

Net Unrealized Depreciation						$(2,646,906)

#	All or a portion represents positions held in the respective subsidiary.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,394,388	$9,218,531	$—	$12,612,919
Air Freight & Logistics	415,463	2,011,086	—	2,426,549
Airlines	1,732,507	2,489,321	—	4,221,828
Auto Components	926,738	5,271,447	—	6,198,185
Automobiles	2,996,880	25,563,431	—	28,560,311
Banks	28,068,501	56,927,120	—	84,995,621
Beverages	8,597,613	8,132,650	—	16,730,263
Biotechnology	6,052,378	5,738,736	—	11,791,114

BHFTI-241

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Building Products	$1,464,623	$2,933,029	$—	$4,397,652
Capital Markets	7,200,031	8,259,536	—	15,459,567
Chemicals	4,506,505	8,663,219	—	13,169,724
Commercial Services & Supplies	—	884,493	—	884,493
Communications Equipment	860,480	—	—	860,480
Construction & Engineering	230,265	1,046,070	—	1,276,335
Construction Materials	1,111,728	—	—	1,111,728
Consumer Finance	2,257,044	—	—	2,257,044
Containers & Packaging	1,133,004	—	—	1,133,004
Diversified Financial Services	3,271,661	5,222,272	—	8,493,933
Diversified Telecommunication Services	3,441,608	12,600,071	—	16,041,679
Electric Utilities	5,298,205	12,782,523	—	18,080,728
Electrical Equipment	1,065,461	3,394,936	—	4,460,397
Electronic Equipment, Instruments & Components	1,385,363	5,207,072	—	6,592,435
Energy Equipment & Services	1,427,166	2,154,079	—	3,581,245
Equity Real Estate Investment Trusts	5,063,550	8,650,605	—	13,714,155
Food & Staples Retailing	5,691,378	10,798,039	—	16,489,417
Food Products	2,907,387	6,916,247	—	9,823,634
Health Care Equipment & Supplies	4,102,222	2,778,667	—	6,880,889
Health Care Providers & Services	5,609,515	3,238,077	—	8,847,592
Hotels, Restaurants & Leisure	2,100,356	2,940,917	—	5,041,273
Household Durables	977,147	3,311,638	—	4,288,785
Household Products	3,599,192	494,863	—	4,094,055
Industrial Conglomerates	6,046,016	13,226,325	—	19,272,341
Insurance	5,780,743	34,727,791	—	40,508,534
Internet & Direct Marketing Retail	4,228,711	—	—	4,228,711
Internet Software & Services	15,680,515	4,756,405	—	20,436,920
IT Services	11,974,941	10,228,466	—	22,203,407
Life Sciences Tools & Services	1,612,477	—	—	1,612,477
Machinery	4,940,749	3,630,235	—	8,570,984
Media	10,376,662	3,451,532	—	13,828,194
Metals & Mining	1,199,722	17,768,166	—	18,967,888
Multi-Utilities	1,703,806	3,506,323	—	5,210,129
Multiline Retail	1,755,002	2,883,986	—	4,638,988
Oil, Gas & Consumable Fuels	16,177,845	12,490,724	—	28,668,569
Paper & Forest Products	—	2,237,576	—	2,237,576
Personal Products	—	3,088,588	—	3,088,588
Pharmaceuticals	13,030,196	29,387,128	—	42,417,324
Professional Services	—	753,872	—	753,872
Real Estate Management & Development	—	8,884,927	—	8,884,927
Road & Rail	3,387,088	1,808,825	—	5,195,913
Semiconductors & Semiconductor Equipment	13,290,550	18,345,875	—	31,636,425
Software	10,411,030	988,209	—	11,399,239
Specialty Retail	8,702,022	5,396,879	—	14,098,901
Technology Hardware, Storage & Peripherals	14,247,509	—	—	14,247,509
Textiles, Apparel & Luxury Goods	606,287	4,401,613	—	5,007,900
Thrifts & Mortgage Finance	—	2,391,815	—	2,391,815
Tobacco	3,037,267	11,848,714	—	14,885,981
Trading Companies & Distributors	—	13,426,733	—	13,426,733
Transportation Infrastructure	807,539	—	—	807,539
Wireless Telecommunication Services	677,639	6,791,004	—	7,468,643
Total Common Stocks	266,562,675	434,050,386	—	700,613,061
Total Corporate Bonds & Notes*	—	508,971,019	—	508,971,019
Total Convertible Bonds*	—	397,970,365	—	397,970,365
Total Convertible Preferred Stock*	14,220,320	—	—	14,220,320
Preferred Stocks
Household Products	—	3,222,019	—	3,222,019
Machinery	120,171	—	—	120,171
Total Preferred Stocks	120,171	3,222,019	—	3,342,190

BHFTI-242

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,094,446	$—	$3,094,446
Total Municipals	—	2,208,833	—	2,208,833
Total Foreign Government*	—	1,872,694	—	1,872,694
Total Short-Term Investments*	—	204,095,719	—	204,095,719
Total Securities Lending Reinvestments*	—	96,937,846	—	96,937,846
Total Investments	$280,903,166	$1,652,423,327	$—	$1,933,326,493

Collateral for Securities Loaned (Liability)	$—	$(96,889,808)	$—	$(96,889,808)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,496,267	$—	$1,496,267
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,488,600)	—	(2,488,600)
Total Forward Contracts	$—	$(992,333)	$—	$(992,333)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,763,279	$—	$—	$5,763,279
Futures Contracts (Unrealized Depreciation)	(8,261,713)	—	—	(8,261,713)
Total Futures Contracts	$(2,498,434)	$—	$—	$(2,498,434)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(2,646,906)	$—	$(2,646,906)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $4,519,339 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-243

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
AAR Corp.	63,800	$2,145,594
Curtiss-Wright Corp.	23,000	2,098,980
DigitalGlobe, Inc. (a)	172,300	5,642,825
Moog, Inc. - Class A (a)	24,500	1,650,075

		11,537,474

Air Freight & Logistics—0.2%
Atlas Air Worldwide Holdings, Inc. (a)	20,900	1,158,905

Auto Components—1.4%
Cooper Tire & Rubber Co. (b)	127,500	5,654,625
Dana, Inc.	47,100	909,501
Stoneridge, Inc. (a)	44,000	798,160

		7,362,286

Banks—19.3%
1st Source Corp.	30,791	1,445,637
American National Bankshares, Inc.	1,800	67,050
BancFirst Corp.	18,300	1,645,170
BancorpSouth, Inc. (b)	106,600	3,224,650
Bank of Hawaii Corp. (b)	46,600	3,837,976
Brookline Bancorp, Inc.	21,400	334,910
Bryn Mawr Bank Corp. (b)	8,800	347,600
Capital Bank Financial Corp. - Class A	52,100	2,261,140
Cascade Bancorp (a)	23,671	182,503
Cathay General Bancorp (b)	58,800	2,215,584
Central Pacific Financial Corp.	138,101	4,217,605
Central Valley Community Bancorp (b)	6,900	141,450
Century Bancorp, Inc. - Class A	2,300	139,898
Citizens & Northern Corp.	5,500	128,040
City Holding Co.	41,209	2,657,156
Columbia Banking System, Inc. (b)	15,500	604,345
Community Bank System, Inc. (b)	38,700	2,127,726
Community Trust Bancorp, Inc. (b)	34,916	1,597,407
Customers Bancorp, Inc. (a)	29,600	933,288
East West Bancorp, Inc.	3,528	182,080
FCB Financial Holdings, Inc. - Class A (a)	104,800	5,192,840
Financial Institutions, Inc.	19,799	652,377
First Bancorp (a)	345,400	1,951,510
First Bancorp (b)	8,600	251,894
First Busey Corp. (b)	21,566	634,040
First Citizens BancShares, Inc. - Class A	2,400	804,888
First Commonwealth Financial Corp. (b)	346,300	4,591,938
First Community Bancshares, Inc. (b)	17,200	429,484
First Financial Bancorp (b)	30,900	848,205
First Financial Bankshares, Inc. (b)	21,600	866,160
First Financial Corp.	5,900	280,250
First Hawaiian, Inc.	27,500	822,800
First Interstate BancSystem, Inc. - Class A (b)	25,200	999,180
Flushing Financial Corp.	41,700	1,120,479
Fulton Financial Corp. (b)	100,800	1,799,280
Glacier Bancorp, Inc. (b)	60,500	2,052,765
Great Southern Bancorp, Inc.	10,500	530,250
Great Western Bancorp, Inc. (b)	42,200	1,789,702
Hancock Holding Co.	94,900	4,322,695
Heritage Financial Corp.	6,934	171,617

Banks—(Continued)
Hope Bancorp, Inc.	225,129	4,315,723
Independent Bank Corp.	5,900	122,130
Investors Bancorp, Inc. (b)	277,500	3,990,450
Lakeland Financial Corp.	11,900	513,128
MainSource Financial Group, Inc.	47,704	1,570,893
Mercantile Bank Corp.	5,400	185,760
OFG Bancorp	160,545	1,894,431
Pacific Continental Corp.	22,285	545,983
PacWest Bancorp (b)	44,400	2,364,744
Park Sterling Corp. (b)	15,000	184,650
Preferred Bank (b)	5,000	268,300
Republic Bancorp, Inc. - Class A	5,600	192,584
S&T Bancorp, Inc. (b)	6,300	217,980
Sandy Spring Bancorp, Inc.	7,600	311,524
Southside Bancshares, Inc. (b)	21,556	723,635
Southwest Bancorp, Inc.	34,700	907,405
State Bank Financial Corp. (b)	16,400	428,368
Stock Yards Bancorp, Inc. (b)	5,400	219,510
Suffolk Bancorp	4,900	198,009
Tompkins Financial Corp. (b)	6,359	512,217
TriState Capital Holdings, Inc. (a)	7,300	170,455
Trustmark Corp. (b)	101,000	3,210,790
UMB Financial Corp.	63,500	4,782,185
Umpqua Holdings Corp.	168,261	2,984,950
Union Bankshares Corp.	111,474	3,921,655
Valley National Bancorp (b)	21,574	254,573
Washington Trust Bancorp, Inc.	10,900	537,370
Webster Financial Corp.	31,800	1,591,272
West Bancorp, Inc.	3,770	86,522
Westamerica Bancorp (b)	98,000	5,471,340
Western Alliance Bancorp (a)	4,464	219,138

		101,301,243

Biotechnology—1.9%
ACADIA Pharmaceuticals, Inc. (a)	7,800	268,164
Acorda Therapeutics, Inc. (a) (b)	13,400	281,400
Adverum Biotechnologies, Inc. (a) (b)	1,800	4,860
AMAG Pharmaceuticals, Inc. (a)	105,300	2,374,515
Ardelyx, Inc. (a)	48,200	609,730
Cara Therapeutics, Inc. (a) (b)	9,000	165,510
Chimerix, Inc. (a)	69,000	440,220
Enanta Pharmaceuticals, Inc. (a)	18,700	575,960
Epizyme, Inc. (a)	2,900	49,735
Five Prime Therapeutics, Inc. (a) (b)	10,300	372,345
Idera Pharmaceuticals, Inc. (a)	374,200	924,274
Immune Design Corp. (a)	3,100	21,080
Insmed, Inc. (a) (b)	9,700	169,847
Karyopharm Therapeutics, Inc. (a)	1,300	16,692
MacroGenics, Inc. (a)	3,300	61,380
NantKwest, Inc. (a) (b)	17,000	60,350
Radius Health, Inc. (a)	14,400	556,560
Rigel Pharmaceuticals, Inc. (a)	136,300	451,153
Sage Therapeutics, Inc. (a) (b)	1,200	85,284
Seres Therapeutics, Inc. (a) (b)	16,800	189,336
Ultragenyx Pharmaceutical, Inc. (a) (b)	2,700	183,006
Versartis, Inc. (a)	63,000	1,345,050

BHFTI-244

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Voyager Therapeutics, Inc. (a) (b)	14,000	$185,360
Zafgen, Inc. (a)	79,400	370,004

		9,761,815

Building Products—0.2%
Gibraltar Industries, Inc. (a) (b)	6,800	280,160
JELD-WEN Holding, Inc. (a)	19,700	647,145

		927,305

Capital Markets—1.3%
Arlington Asset Investment Corp. - Class A (b)	12,400	175,212
Investment Technology Group, Inc. (b)	14,300	289,575
KCG Holdings, Inc. - Class A (a) (b)	165,100	2,943,733
Oppenheimer Holdings, Inc. - Class A	13,009	222,454
Stifel Financial Corp. (a)	39,300	1,972,467
Virtus Investment Partners, Inc.	7,800	826,020
Waddell & Reed Financial, Inc. - Class A (b)	12,900	219,300

		6,648,761

Chemicals—1.6%
American Vanguard Corp. (b)	60,900	1,010,940
Chemours Co. (The)	7,800	300,300
FutureFuel Corp.	1,000	14,180
Innophos Holdings, Inc.	5,800	313,026
Innospec, Inc.	12,800	828,800
Minerals Technologies, Inc.	29,800	2,282,680
Olin Corp.	10,800	354,996
Rayonier Advanced Materials, Inc. (b)	251,800	3,386,710

		8,491,632

Commercial Services & Supplies—2.7%
ACCO Brands Corp. (a)	414,100	5,445,415
ARC Document Solutions, Inc. (a)	237,590	819,685
Ceco Environmental Corp.	75,000	788,250
Ennis, Inc.	23,800	404,600
Essendant, Inc.	34,300	519,645
Quad/Graphics, Inc.	97,907	2,471,173
VSE Corp.	36,000	1,468,800
West Corp.	93,900	2,293,038

		14,210,606

Communications Equipment—1.3%
Bel Fuse, Inc. - Class B	61,000	1,558,550
Black Box Corp. (b)	105,092	940,574
Finisar Corp. (a)	55,400	1,514,636
InterDigital, Inc.	19,200	1,656,960
Sonus Networks, Inc. (a)	165,758	1,092,345

		6,763,065

Construction & Engineering—1.5%
Argan, Inc. (b)	10,210	675,392
EMCOR Group, Inc.	87,000	5,476,650
MYR Group, Inc. (a)	47,500	1,947,500

		8,099,542

Consumer Finance—0.4%
EZCORP, Inc. - Class A (a) (b)	96,200	784,030
Nelnet, Inc. - Class A	25,800	1,131,588
Regional Management Corp. (a) (b)	16,100	312,823

		2,228,441

Containers & Packaging—0.3%
Graphic Packaging Holding Co.	104,400	1,343,628
Myers Industries, Inc. (b)	15,600	247,260

		1,590,888

Diversified Consumer Services—1.1%
American Public Education, Inc. (a)	19,500	446,550
Ascent Capital Group, Inc. - Class A (a)	78,200	1,104,966
DeVry Education Group, Inc.	8,200	290,690
Houghton Mifflin Harcourt Co. (a) (b)	55,200	560,280
K12, Inc. (a) (b)	75,800	1,451,570
Regis Corp. (a)	153,200	1,795,504

		5,649,560

Diversified Financial Services—0.1%
FNFV Group (a) (b)	19,000	251,750
Marlin Business Services Corp. (b)	9,274	238,806

		490,556

Diversified Telecommunication Services—0.5%
IDT Corp. - Class B	5,400	68,688
Windstream Holdings, Inc. (b)	498,737	2,718,117

		2,786,805

Electric Utilities—1.6%
El Paso Electric Co.	84,605	4,272,552
Portland General Electric Co.	94,000	4,175,480
Spark Energy, Inc. - Class A (b)	6,000	191,700

		8,639,732

Electrical Equipment—0.3%
General Cable Corp. (b)	53,300	956,735
Powell Industries, Inc.	20,500	706,020

		1,662,755

Electronic Equipment, Instruments & Components—4.5%
Benchmark Electronics, Inc. (a)	186,400	5,927,520
ePlus, Inc. (a)	7,200	972,360
Insight Enterprises, Inc. (a)	25,800	1,060,122
InvenSense, Inc. (a)	44,700	564,561
Knowles Corp. (a) (b)	153,700	2,912,615
Sanmina Corp. (a)	17,300	702,380
SYNNEX Corp. (b)	9,100	1,018,654
Tech Data Corp. (a)	34,700	3,258,330
TTM Technologies, Inc. (a) (b)	245,200	3,955,076
Vishay Intertechnology, Inc. (b)	184,400	3,033,380

		23,404,998

BHFTI-245

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.9%
Archrock, Inc.	32,200	$399,280
Geospace Technologies Corp. (a)	8,300	134,709
Parker Drilling Co. (a) (b)	88,000	154,000
Pioneer Energy Services Corp. (a) (b)	181,100	724,400
SEACOR Holdings, Inc. (a)	20,700	1,432,233
Unit Corp. (a)	75,700	1,828,912

		4,673,534

Equity Real Estate Investment Trusts—8.6%
American Assets Trust, Inc. (b)	6,600	276,144
Apartment Investment & Management Co. - Class A	56,000	2,483,600
Ashford Hospitality Prime, Inc.	44,113	468,039
Ashford Hospitality Trust, Inc.	254,295	1,619,859
CBL & Associates Properties, Inc. (b)	102,900	981,666
Cedar Realty Trust, Inc. (b)	78,100	392,062
CoreSite Realty Corp. (b)	23,600	2,125,180
DCT Industrial Trust, Inc.	79,075	3,805,089
DiamondRock Hospitality Co. (b)	90,600	1,010,190
DuPont Fabros Technology, Inc. (b)	19,700	976,923
EPR Properties (b)	18,700	1,376,881
FelCor Lodging Trust, Inc.	201,969	1,516,787
First Industrial Realty Trust, Inc.	35,800	953,354
First Potomac Realty Trust	138,800	1,426,864
Franklin Street Properties Corp. (b)	13,800	167,532
Getty Realty Corp. (b)	41,529	1,049,438
Gladstone Commercial Corp. (b)	20,800	429,936
Government Properties Income Trust (b)	129,600	2,712,528
Highwoods Properties, Inc.	8,400	412,692
Hospitality Properties Trust	45,200	1,425,156
InfraREIT, Inc.	60,400	1,087,200
Kite Realty Group Trust (b)	34,500	741,750
LaSalle Hotel Properties	22,500	651,375
LTC Properties, Inc. (b)	28,100	1,345,990
Mack-Cali Realty Corp.	36,200	975,228
Mid-America Apartment Communities, Inc.	4,132	420,390
Monogram Residential Trust, Inc.	66,300	661,011
Pebblebrook Hotel Trust (b)	36,500	1,066,165
Pennsylvania Real Estate Investment Trust	85,200	1,289,928
Potlatch Corp.	52,100	2,380,970
PS Business Parks, Inc.	23,900	2,742,764
RAIT Financial Trust (b)	131,000	419,200
RLJ Lodging Trust (b)	90,200	2,120,602
Saul Centers, Inc.	3,400	209,508
Silver Bay Realty Trust Corp.	18,400	395,048
Sunstone Hotel Investors, Inc. (b)	128,073	1,963,359
Taubman Centers, Inc.	3,900	257,478
Urstadt Biddle Properties, Inc. - Class A	22,100	454,376
Washington Prime Group, Inc.	1,747	15,181
Washington Real Estate Investment Trust	2,600	81,328

		44,888,771

Food & Staples Retailing—0.2%
SpartanNash Co.	26,100	913,239
Village Super Market, Inc. - Class A (b)	4,400	116,600

		1,029,839

Food Products—0.6%
Darling Ingredients, Inc. (a)	149,800	2,175,096
Dean Foods Co.	16,700	328,322
Fresh Del Monte Produce, Inc. (b)	12,200	722,606

		3,226,024

Gas Utilities—2.0%
Northwest Natural Gas Co. (b)	63,600	3,758,760
Southwest Gas Holdings, Inc.	42,800	3,548,548
Spire, Inc. (b)	50,639	3,418,132

		10,725,440

Health Care Equipment & Supplies—0.7%
Halyard Health, Inc. (a)	64,700	2,464,423
SurModics, Inc. (a)	8,215	197,571
Wright Medical Group NV (a) (b)	37,800	1,176,336

		3,838,330

Health Care Providers & Services—2.1%
Addus HomeCare Corp. (a)	5,700	182,400
Community Health Systems, Inc. (a)	53,200	471,884
Cross Country Healthcare, Inc. (a)	96,000	1,378,560
Genesis Healthcare, Inc. (a) (b)	56,522	149,218
Molina Healthcare, Inc. (a)	52,900	2,412,240
Owens & Minor, Inc. (b)	55,500	1,920,300
Tivity Health, Inc. (a) (b)	92,400	2,688,840
Triple-S Management Corp. - Class B (a)	67,400	1,184,218
WellCare Health Plans, Inc. (a)	4,400	616,924

		11,004,584

Hotels, Restaurants & Leisure—2.0%
Bob Evans Farms, Inc.	20,900	1,355,783
Intrawest Resorts Holdings, Inc. (a)	31,129	778,536
La Quinta Holdings, Inc. (a)	229,800	3,106,896
Penn National Gaming, Inc. (a)	161,400	2,974,602
Pinnacle Entertainment, Inc. (a) (b)	22,100	431,392
Ruth’s Hospitality Group, Inc.	77,700	1,557,885
Speedway Motorsports, Inc.	11,600	218,544

		10,423,638

Household Durables—0.3%
CSS Industries, Inc.	7,751	200,906
Hovnanian Enterprises, Inc. - Class A (a)	69,400	157,538
NACCO Industries, Inc. - Class A (b)	14,400	1,005,120
UCP, Inc. - Class A (a)	9,000	91,350

		1,454,914

Household Products—0.4%
Central Garden and Pet Co. - Class A (a)	61,800	2,145,696

Independent Power and Renewable Electricity Producers—0.8%
Atlantic Power Corp. (a)	690,200	1,829,030
Dynegy, Inc. (a) (b)	193,600	1,521,696
Ormat Technologies, Inc. (b)	12,700	724,916

		4,075,642

BHFTI-246

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—4.2%
Arch Capital Group, Ltd. (a)	9,656	$915,099
Argo Group International Holdings, Ltd.	18,630	1,263,114
CNO Financial Group, Inc.	199,000	4,079,500
Global Indemnity, Ltd. (a)	3,300	127,017
Hallmark Financial Services, Inc. (a)	20,821	230,072
Horace Mann Educators Corp.	66,811	2,742,592
MBIA, Inc. (a) (b)	370,500	3,138,135
Navigators Group, Inc. (The)	16,600	901,380
Primerica, Inc. (b)	64,300	5,285,460
ProAssurance Corp.	50,000	3,012,500
Universal Insurance Holdings, Inc. (b)	4,200	102,900

		21,797,769

Internet & Direct Marketing Retail—0.2%
Liberty TripAdvisor Holdings, Inc. - Class A (a)	86,100	1,214,010

Internet Software & Services—0.3%
Liquidity Services, Inc. (a)	15,600	124,800
RetailMeNot, Inc. (a) (b)	183,900	1,489,590

		1,614,390

IT Services—0.8%
Convergys Corp.	5,400	114,210
EVERTEC, Inc.	9,800	155,820
Unisys Corp. (a) (b)	285,400	3,981,330

		4,251,360

Leisure Products—0.2%
Acushnet Holdings Corp. (a)	15,200	262,656
JAKKS Pacific, Inc. (a) (b)	98,800	543,400

		806,056

Machinery—2.7%
AGCO Corp.	27,100	1,630,878
Briggs & Stratton Corp. (b)	76,500	1,717,425
Douglas Dynamics, Inc. (b)	98,442	3,017,247
Graham Corp.	7,300	167,900
Greenbrier Cos., Inc. (The) (b)	21,000	905,100
Hurco Cos., Inc.	12,882	400,630
Kadant, Inc.	28,807	1,709,696
Kennametal, Inc.	5,500	215,765
Wabash National Corp. (b)	218,000	4,510,420

		14,275,061

Marine—0.2%
Matson, Inc.	37,300	1,184,648

Media—0.2%
Entercom Communications Corp. - Class A (b)	26,460	378,378
Eros International plc (a) (b)	55,100	567,530
Radio One, Inc. - Class D (a)	94,616	312,233

		1,258,141

Metals & Mining—1.8%
AK Steel Holding Corp. (a) (b)	202,500	1,455,975
Carpenter Technology Corp. (b)	70,900	2,644,570
Cliffs Natural Resources, Inc. (a) (b)	32,400	266,004
Olympic Steel, Inc.	15,800	293,248
Ryerson Holding Corp. (a)	6,200	78,120
Schnitzer Steel Industries, Inc. - Class A (b)	56,800	1,172,920
SunCoke Energy, Inc. (a) (b)	32,800	293,888
TimkenSteel Corp. (a) (b)	20,100	380,091
Worthington Industries, Inc.	66,500	2,998,485

		9,583,301

Mortgage Real Estate Investment Trusts—1.6%
AG Mortgage Investment Trust, Inc.	26,700	481,935
ARMOUR Residential REIT, Inc.	8,800	199,848
Capstead Mortgage Corp. (b)	291,258	3,069,859
CYS Investments, Inc.	571,600	4,544,220

		8,295,862

Multi-Utilities—1.1%
Avista Corp. (b)	70,600	2,756,930
NorthWestern Corp.	37,383	2,194,382
Unitil Corp.	14,700	661,941

		5,613,253

Multiline Retail—0.2%
Dillard’s, Inc. - Class A (b)	19,000	992,560

Oil, Gas & Consumable Fuels—2.8%
Alon USA Energy, Inc.	20,100	245,019
Bill Barrett Corp. (a)	454,700	2,068,885
Delek U.S. Holdings, Inc. (b)	96,200	2,334,774
Denbury Resources, Inc. (a) (b)	537,100	1,385,718
EP Energy Corp. - Class A (a) (b)	530,400	2,519,400
Jones Energy, Inc. - Class A (a) (b)	37,601	95,884
Northern Oil and Gas, Inc. (a)	2,300	5,980
REX American Resources Corp. (a)	52,500	4,750,725
Sanchez Energy Corp. (a) (b)	111,000	1,058,940

		14,465,325

Paper & Forest Products—0.5%
Domtar Corp. (b)	28,200	1,029,864
Schweitzer-Mauduit International, Inc.	37,500	1,553,250

		2,583,114

Pharmaceuticals—0.5%
Amphastar Pharmaceuticals, Inc. (a) (b)	18,500	268,250
Endocyte, Inc. (a) (b)	97,100	249,547
Medicines Co. (The) (a) (b)	32,700	1,599,030
MyoKardia, Inc. (a)	23,200	305,080
Revance Therapeutics, Inc. (a) (b)	5,600	116,480

		2,538,387

Professional Services—2.3%
Acacia Research Corp. (a)	195,900	1,126,425

BHFTI-247

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Barrett Business Services, Inc.	33,760	$1,843,971
CRA International, Inc.	7,900	279,107
Franklin Covey Co. (a)	14,000	282,800
FTI Consulting, Inc. (a) (b)	111,900	4,606,923
Huron Consulting Group, Inc. (a)	84,500	3,557,450
RPX Corp. (a)	52,000	624,000

		12,320,676

Real Estate Management & Development—0.9%
Alexander & Baldwin, Inc. (b)	39,300	1,749,636
Forestar Group, Inc. (a)	129,000	1,760,850
St. Joe Co. (The) (a)	86,535	1,475,422

		4,985,908

Road & Rail—0.9%
AMERCO (b)	1,300	495,547
ArcBest Corp.	90,800	2,360,800
USA Truck, Inc. (a) (b)	87,000	639,450
YRC Worldwide, Inc. (a)	112,400	1,237,524

		4,733,321

Semiconductors & Semiconductor Equipment—2.1%
Advanced Energy Industries, Inc. (a)	12,900	884,424
Alpha & Omega Semiconductor, Ltd. (a)	28,476	489,502
Amkor Technology, Inc. (a)	212,900	2,467,511
Cypress Semiconductor Corp. (b)	237,402	3,266,652
IXYS Corp.	56,600	823,530
Xcerra Corp. (a)	169,610	1,507,833
Xperi Corp.	43,000	1,459,850

		10,899,302

Software—2.0%
Aspen Technology, Inc. (a)	1,200	70,704
Fair Isaac Corp.	18,200	2,346,890
Progress Software Corp.	88,900	2,582,545
QAD, Inc. - Class A	3,500	97,475
Rubicon Project, Inc. (The) (a)	77,100	454,119
Take-Two Interactive Software, Inc. (a)	76,100	4,510,447
TiVo Corp. (b)	27,200	510,000

		10,572,180

Specialty Retail—2.3%
Aaron’s, Inc. (b)	72,100	2,144,254
Abercrombie & Fitch Co. - Class A (b)	127,400	1,519,882
Children’s Place, Inc. (The) (b)	39,900	4,789,995
Office Depot, Inc. (b)	279,700	1,304,800
Pier 1 Imports, Inc.	302,200	2,163,752

		11,922,683

Textiles, Apparel & Luxury Goods—0.7%
Iconix Brand Group, Inc. (a)	139,300	1,047,536
Movado Group, Inc. (b)	88,600	2,210,570

Textiles, Apparel & Luxury Goods—(Continued)
Perry Ellis International, Inc. (a)	13,500	289,980

		3,548,086

Thrifts & Mortgage Finance—3.2%
BankFinancial Corp. (b)	6,885	99,970
Beneficial Bancorp, Inc.	302,855	4,845,680
Charter Financial Corp.	74,500	1,465,415
First Defiance Financial Corp.	9,800	485,198
Kearny Financial Corp. (b)	22,691	341,500
Meridian Bancorp, Inc.	93,600	1,712,880
Northfield Bancorp, Inc.	168,100	3,029,162
Oritani Financial Corp. (b)	7,900	134,300
Territorial Bancorp, Inc.	4,500	140,265
United Financial Bancorp, Inc. (b)	27,600	469,476
Walker & Dunlop, Inc. (a)	66,300	2,764,047
Waterstone Financial, Inc.	25,200	459,900
WSFS Financial Corp.	21,695	996,885

		16,944,678

Tobacco—1.0%
Alliance One International, Inc. (a)	12,900	165,765
Universal Corp.	69,967	4,950,165

		5,115,930

Trading Companies & Distributors—1.5%
DXP Enterprises, Inc. (a) (b)	38,800	1,469,356
MRC Global, Inc. (a) (b)	177,100	3,246,243
NOW, Inc. (a) (b)	75,700	1,283,872
Titan Machinery, Inc. (a)	110,700	1,698,138

		7,697,609

Water Utilities—0.6%
American States Water Co. (b)	40,400	1,789,720
California Water Service Group (b)	31,700	1,136,445

		2,926,165

Total Common Stocks (Cost $408,342,069)		502,342,556

Short-Term Investment—4.0%

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $20,905,838 on 04/03/17, collateralized by $21,295,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $21,328,731.	20,905,681	20,905,681

Total Short-Term Investments (Cost $20,905,681)		20,905,681

BHFTI-248

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—19.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—11.6%
ABN AMRO Bank NV Zero Coupon, 05/05/17	997,115	$999,180
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	2,000,000	2,001,084
Bank of America N.A. 1.271%, 07/11/17 (d)	4,000,000	4,004,233
Bank of Nova Scotia Houston 1.355%, 11/03/17 (d)	2,000,000	2,002,197
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
1.454%, 05/24/17 (d)	500,293	500,175
Chiba Bank, Ltd., New York 1.100%, 04/07/17	500,000	500,006
1.240%, 05/11/17	1,000,000	1,000,266
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	1,000,000	1,001,362
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	1,500,000	1,500,169
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	1,300,000	1,300,056
Credit Suisse AG New York 1.511%, 04/03/17 (d)	1,500,000	1,500,024
1.581%, 04/11/17 (d)	1,000,000	1,000,082
Danske Bank A/S London Zero Coupon, 05/12/17	498,553	499,485
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	1,300,000	1,300,575
ING Bank NV 1.461%, 04/18/17 (d)	2,000,000	2,000,852
KBC Bank NV 1.120%, 05/08/17	250,000	250,038
1.150%, 04/18/17	1,000,000	1,000,090
1.150%, 04/27/17	2,000,000	1,998,820
1.170%, 04/06/17	1,000,000	1,000,010
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	1,000,000	1,000,122
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (d)	500,000	500,288
1.591%, 04/11/17 (d)	600,000	600,046
1.643%, 04/18/17 (d)	2,900,000	2,900,420
National Australia Bank London 1.199%, 05/02/17 (d)	2,250,000	2,250,788
Natixis New York 1.241%, 08/03/17 (d)	4,400,000	4,402,834
Norinchukin Bank New York 1.451%, 07/12/17 (d)	3,500,000	3,503,097
Rabobank London 1.422%, 10/13/17 (d)	1,000,000	1,002,445
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	1,000,000	999,975
1.422%, 10/13/17 (d)	500,000	500,895
Sumitomo Bank New York 1.390%, 06/05/17 (d)	2,000,000	2,000,946
1.410%, 05/05/17 (d)	1,000,000	1,000,195
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (d)	1,000,000	1,000,058
1.591%, 04/12/17 (d)	1,000,000	1,000,199

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (d)	1,000,000	1,000,648
1.558%, 04/10/17 (d)	1,500,000	1,500,189
1.572%, 04/26/17 (d)	1,500,000	1,500,496
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	2,500,000	2,501,292
Toronto Dominion Bank New York 1.330%, 01/10/18 (d)	1,000,000	1,000,196
UBS, Stamford 1.301%, 05/12/17 (d)	1,100,000	1,100,271
1.589%, 07/31/17 (d)	701,517	701,928
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	1,300,000	1,302,125
1.452%, 04/26/17 (d)	1,300,000	1,300,346

		60,929,706

Commercial Paper—3.3%
Barton Capital S.A. 1.110%, 04/21/17	997,163	999,333
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	2,000,000	2,002,444
Den Norske ASA 1.432%, 04/27/17 (d)	1,300,000	1,300,281
HSBC plc 1.442%, 04/25/17 (d)	3,100,000	3,100,558
Kells Funding LLC 1.100%, 06/05/17	1,294,995	1,297,201
LMA S.A. & LMA Americas 1.090%, 05/10/17	498,516	499,390
1.120%, 04/13/17	1,994,400	1,999,288
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Sheffield Receivables Co. 1.170%, 04/04/17	1,994,215	1,999,854
Westpac Banking Corp. 1.380%, 10/20/17 (d)	2,100,000	2,103,806

		17,300,857

Repurchase Agreements—3.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,458,202 on 04/03/17, collateralized by $4,973,804 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,527,142.	3,457,980	3,457,980
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $500,037 on 04/03/17, collateralized by $511,744 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $510,000.	500,000	500,000

BHFTI-249

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $43,078 on 04/03/17, collateralized by $43,582 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $43,937.	43,075	$43,075
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $3,000,325 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $2,011,520 on 06/02/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $600,041 on 04/03/17, collateralized by $596,246 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $612,370.	600,000	600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,120,563 on 07/03/17, collateralized by various Common Stock with a value of $2,310,000.	2,100,000	2,100,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $1,000,082 on 04/03/17, collateralized by $1,170,651 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $1,020,083.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $2,000,155 on 04/03/17, collateralized by $5,986,949 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $2,040,000.	2,000,000	2,000,000

		16,701,055

Time Deposits—0.9%
OP Corporate Bank plc 1.180%, 04/24/17	750,000	750,000
1.200%, 04/10/17	1,500,000	1,500,000
Shinkin Central Bank 1.350%, 04/21/17	450,000	450,000
1.440%, 04/26/17	1,800,000	1,800,000
1.440%, 04/27/17	400,000	400,000

		4,900,000

Total Securities Lending Reinvestments (Cost $99,795,180)		99,831,618

Total Investments—118.8% (Cost $529,042,930) (e)		623,079,855
Other assets and liabilities (net)—(18.8)%		(98,498,450)

Net Assets—100.0%		$524,581,405

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $96,681,024 and the collateral received consisted of cash in the amount of $99,772,222. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $529,042,930. The aggregate unrealized appreciation and depreciation of investments were $119,117,964 and $(25,081,039), respectively, resulting in net unrealized appreciation of $94,036,925.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Index Mini Futures	06/16/17	265	USD	18,177,900	$165,400

(USD)—	United States Dollar

BHFTI-250

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$502,342,556	$—	$—	$502,342,556
Total Short-Term Investment*	—	20,905,681	—	20,905,681
Total Securities Lending Reinvestments*	—	99,831,618	—	99,831,618
Total Investments	$502,342,556	$120,737,299	$—	$623,079,855

Collateral for Securities Loaned (Liability)	$—	$(99,772,222)	$—	$(99,772,222)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$165,400	$—	$—	$165,400

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-251

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—66.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Northrop Grumman Corp.	29,797	$7,086,919
Thales S.A.	87,610	8,473,574

		15,560,493

Banks—3.5%
HDFC Bank, Ltd.	174,700	3,973,561
M&T Bank Corp.	35,578	5,504,984
Wells Fargo & Co.	123,390	6,867,887

		16,346,432

Beverages—1.6%
Anheuser-Busch InBev S.A.	67,875	7,456,724

Building Products—2.0%
Assa Abloy AB - Class B	290,215	5,955,674
Geberit AG	7,270	3,135,685

		9,091,359

Capital Markets—5.7%
FactSet Research Systems, Inc. (a)	35,227	5,809,285
Goldman Sachs Group, Inc. (The)	35,945	8,257,285
London Stock Exchange Group plc	134,977	5,362,919
S&P Global, Inc.	53,841	7,039,172

		26,468,661

Chemicals—3.9%
LyondellBasell Industries NV - Class A	64,409	5,873,457
Sherwin-Williams Co. (The)	39,787	12,341,529

		18,214,986

Energy Equipment & Services—0.8%
Schlumberger, Ltd.	44,815	3,500,052

Food & Staples Retailing—0.8%
CVS Health Corp.	49,090	3,853,565

Food Products—2.4%
Nestle S.A.	146,013	11,201,102

Health Care Providers & Services—1.9%
UnitedHealth Group, Inc.	54,734	8,976,923

Hotels, Restaurants & Leisure—2.6%
Marriott International, Inc. - Class A	128,322	12,085,366

Household Durables—2.1%
Newell Brands, Inc.	203,921	9,618,954

Household Products—1.2%
Colgate-Palmolive Co.	76,770	5,618,796

Industrial Conglomerates—2.3%
Roper Technologies, Inc.	52,077	10,753,380

Insurance—4.4%
AIA Group, Ltd.	1,596,600	10,063,665
Legal & General Group plc	2,445,537	7,577,783
Travelers Cos., Inc. (The)	24,151	2,911,161

		20,552,609

Internet & Direct Marketing Retail—3.1%
Amazon.com, Inc. (b)	7,158	6,345,853
Priceline Group, Inc. (The) (b)	4,536	8,073,944

		14,419,797

Internet Software & Services—9.6%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	135,541	14,615,386
Alphabet, Inc. - Class A (b)	11,893	10,082,885
Alphabet, Inc. - Class C (b)	6,992	5,800,284
Facebook, Inc. - Class A (b)	98,821	14,037,523

		44,536,078

IT Services—4.2%
Accenture plc - Class A	59,099	7,084,788
CGI Group, Inc. - Class A (b)	124,000	5,941,482
HCL Technologies, Ltd.	181,616	2,452,476
Nomura Research Institute, Ltd.	115,000	4,244,373

		19,723,119

Life Sciences Tools & Services—1.1%
Mettler-Toledo International, Inc. (b)	10,179	4,874,825

Machinery—1.1%
Atlas Copco AB - A Shares	143,206	5,055,164

Media—2.5%
Comcast Corp. - Class A	244,259	9,181,696
ITV plc	901,062	2,475,779

		11,657,475

Oil, Gas & Consumable Fuels—0.3%
EOG Resources, Inc.	15,303	1,492,808

Semiconductors & Semiconductor Equipment—1.5%
Texas Instruments, Inc.	87,229	7,027,168

Specialty Retail—4.1%
AutoZone, Inc. (a) (b)	16,743	12,106,026
Dufry AG (b)	45,299	6,906,437

		19,012,463

Total Common Stocks (Cost $241,990,702)		307,098,299

BHFTI-252

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—22.2%

Security Description	Principal Amount*	Value

Advertising—0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	$25,875
5.875%, 03/15/25	55,000	57,613
WPP plc 6.000%, 04/04/17 (GBP)	160,000	200,464

		283,952

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	395,000	406,060
5.400%, 02/01/27 (a)	90,000	92,833
TransDigm, Inc. 6.500%, 07/15/24	76,000	77,045
6.500%, 05/15/25	75,000	75,656

		651,594

Agriculture—0.0%
Kernel Holding S.A. 8.750%, 01/31/22 (144A)	200,000	207,088

Airlines—0.6%
Air Canada Pass-Through Trust 4.125%, 12/15/27 (144A)	170,780	174,196
American Airlines Pass-Through Trust 4.950%, 02/15/25	170,000	174,037
5.250%, 01/15/24	844,229	871,667
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	823,261	942,633
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	61,903	68,962
8.000%, 10/01/19	30,211	32,628
United Continental Holdings, Inc. 6.375%, 06/01/18	305,000	318,725

		2,582,848

Auto Manufacturers—0.7%
Daimler Finance North America LLC 1.750%, 10/30/19 (144A)	210,000	207,777
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,974,353
General Motors Co. 5.200%, 04/01/45	100,000	98,021
General Motors Financial Co., Inc. 3.450%, 04/10/22	100,000	100,765
5.250%, 03/01/26	295,000	316,951
Hyundai Capital America 2.750%, 09/27/26 (144A)	500,000	460,624

		3,158,491

Auto Parts & Equipment—0.4%
Delphi Automotive plc 1.600%, 09/15/28 (EUR)	100,000	104,628

Auto Parts & Equipment—(Continued)
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	1,228,000	1,338,520
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	199,000

		1,642,148

Banks—1.8%
Banco Nacional de Comercio Exterior SNC 3.800%, 08/11/26 (144A) (c)	210,000	205,800
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	151,575
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	248,844
Barclays plc 3.650%, 03/16/25	225,000	219,057
BNP Paribas S.A. 3.800%, 01/10/24 (144A)	200,000	199,025
4.625%, 03/13/27 (144A)	355,000	354,908
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	300,000	297,333
Commerzbank AG 4.000%, 03/23/26 (EUR)	150,000	169,186
Commonwealth Bank of Australia 1.375%, 09/06/18 (144A)	300,000	298,539
2.250%, 03/10/20 (144A) (a)	350,000	350,237
Cooperatieve Rabobank UA 4.375%, 08/04/25	350,000	358,996
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	200,000	198,547
7.500%, 06/23/26 (GBP) (c)	160,000	203,896
Dexia Credit Local S.A. 2.250%, 02/18/20 (144A)	250,000	249,515
Goldman Sachs Group, Inc. (The) 3.375%, 02/01/18 (CAD)	300,000	229,465
HSBC Holdings plc 4.375%, 11/23/26	200,000	201,553
5.750%, 12/20/27 (GBP)	110,000	164,989
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (c)	300,000	300,000
Industrial Bank of Korea 2.375%, 07/17/17 (144A)	300,000	300,603
ING Bank NV 1.650%, 08/15/19 (144A)	210,000	207,388
Intesa Sanpaolo S.p.A. 3.928%, 09/15/26 (EUR)	160,000	175,669
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	205,240
Morgan Stanley 4.350%, 09/08/26	315,000	322,647
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	496,792
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A) (a)	200,000	199,565
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	428,538

BHFTI-253

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale S.A. 4.000%, 01/12/27 (144A)	465,000	$454,509
4.750%, 11/24/25 (144A)	260,000	261,587
6.750%, 04/07/21 (EUR) (c)	195,000	216,554
Standard Chartered plc 4.000%, 10/21/25 (EUR) (c)	250,000	282,853
State Bank of India 4.125%, 08/01/17 (144A)	300,000	302,020
Woori Bank 5.875%, 04/13/21 (144A)	200,000	219,950

		8,475,380

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	345,000	351,145
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	118,483

		469,628

Building Materials—0.5%
Atrium Windows & Doors, Inc. 7.750%, 05/01/19 (144A)	215,000	206,938
Cemex Finance LLC 6.000%, 04/01/24 (144A)	465,000	488,947
Cemex S.A.B. de C.V. 5.700%, 01/11/25 (144A) (a)	200,000	207,500
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	410,000	361,825
Holcim Finance Luxembourg S.A. 2.250%, 05/26/28 (EUR)	225,000	251,477
Masco Corp. 6.500%, 08/15/32	30,000	35,406
7.750%, 08/01/29	200,000	257,151
Union Andina de Cementos SAA 5.875%, 10/30/21 (144A)	450,000	468,000

		2,277,244

Chemicals—1.1%
Air Liquide Finance S.A. 1.375%, 09/27/19 (144A)	305,000	299,683
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	211,260
Chemours Co. (The) 6.625%, 05/15/23	140,000	148,400
Hexion, Inc. 7.875%, 02/15/23 (d) (e)	899,000	458,490
9.200%, 03/15/21 (d) (e)	1,910,000	1,031,400
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	86,032
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	313,388
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	380,000	379,050

Chemicals—(Continued)
Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.500%, 04/15/23 (144A) (a)	880,000	1,009,800
Mexichem S.A.B. de C.V. 5.875%, 09/17/44 (144A) (a)	280,000	274,400
OCP S.A. 4.500%, 10/22/25 (144A)	405,000	399,026
6.875%, 04/25/44 (144A)	245,000	263,007

		4,873,936

Commercial Services—0.0%
RR Donnelley & Sons Co. 7.000%, 02/15/22	20,000	20,300

Computers—0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.020%, 06/15/26 (144A)	165,000	179,880
8.100%, 07/15/36 (144A)	210,000	263,730
8.350%, 07/15/46 (144A)	150,000	193,724
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	164,761
Western Digital Corp. 7.375%, 04/01/23 (144A)	435,000	476,869

		1,278,964

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	35,320

Diversified Financial Services—1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 07/01/22	150,000	158,227
Ally Financial, Inc. 4.125%, 02/13/22	4,325,000	4,325,000
BOC Aviation Ltd. 3.000%, 03/30/20	200,000	200,798
International Lease Finance Corp. 5.875%, 08/15/22	150,000	167,082
Jefferies Group LLC 6.250%, 01/15/36	175,000	183,920
Navient Corp. 5.000%, 10/26/20	2,085,000	2,079,787
5.500%, 01/25/23	555,000	530,025
5.625%, 08/01/33 (e)	975,000	758,063
5.875%, 10/25/24	40,000	37,312
Quicken Loans, Inc. 5.750%, 05/01/25 (144A)	125,000	122,813
Springleaf Finance Corp. 7.750%, 10/01/21	165,000	175,725
8.250%, 10/01/23	65,000	68,494

		8,807,246

BHFTI-254

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.8%
AES Corp. 4.875%, 05/15/23	670,000	$666,650
DPL, Inc. 6.750%, 10/01/19	79,000	82,950
EDP Finance B.V. 2.000%, 04/22/25 (EUR)	100,000	106,341
Electricite de France S.A. 4.125%, 01/22/22 (EUR) (c)	300,000	322,768
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	429,374
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	565,604
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	270,942
Gas Natural Fenosa Finance B.V. 3.375%, 04/24/24 (EUR) (c)	300,000	311,750
Greenko Investment Co. 4.875%, 08/16/23	200,000	195,755
Perusahaan Listrik Negara PT 5.250%, 10/24/42 (144A)	220,000	218,680
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	469,860

		3,640,674

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	39,202

Food—0.4%
BRF S.A. 7.750%, 05/22/18 (144A) (BRL)	480,000	146,042
Danone S.A. 1.691%, 10/30/19 (144A) (a)	225,000	222,000
SUPERVALU, Inc. 6.750%, 06/01/21 (a)	1,415,000	1,407,925

		1,775,967

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	409,498

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	210,386

Healthcare-Services—2.0%
HCA, Inc. 7.050%, 12/01/27	80,000	87,900
7.500%, 11/06/33	5,060,000	5,534,375
7.580%, 09/15/25	375,000	421,406
7.690%, 06/15/25	755,000	859,756
7.750%, 07/15/36	1,420,000	1,563,775
Tenet Healthcare Corp. 5.000%, 03/01/19	215,000	215,329
6.875%, 11/15/31	910,000	780,325

		9,462,866

Holding Companies-Diversified—0.0%
Alfa S.A.B. de CV 6.875%, 03/25/44	200,000	204,000

Home Builders—0.4%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21 (e)	700,000	528,500
7.000%, 01/15/19 (144A)	45,000	38,925
8.000%, 11/01/19 (144A)	65,000	53,300
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,395,650
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	30,000	30,675

		2,047,050

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A)	300,000	295,621

Housewares—0.0%
Newell Brands, Inc. 4.000%, 12/01/24	150,000	154,917

Insurance—0.4%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	196,062
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A) (e)	820,000	931,911
Genworth Holdings, Inc. 4.800%, 02/15/24	75,000	61,687
4.900%, 08/15/23	55,000	45,788
Old Mutual plc 8.000%, 06/03/21 (GBP)	280,000	407,736
Old Republic International Corp. 4.875%, 10/01/24	175,000	185,934

		1,829,118

Internet—0.1%
Baidu, Inc. 3.250%, 08/06/18	600,000	608,776

Iron/Steel—0.3%
United States Steel Corp. 6.650%, 06/01/37	85,000	75,225
7.375%, 04/01/20	235,000	252,625
7.500%, 03/15/22 (a)	290,000	301,238
Vale S.A. 5.625%, 09/11/42	690,000	651,912

		1,281,000

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	66,950

BHFTI-255

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.5%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	$4,708
DISH DBS Corp. 5.000%, 03/15/23	160,000	160,800
5.875%, 11/15/24	570,000	598,642
Grupo Televisa S.A.B. 5.000%, 05/13/45	205,000	186,931
7.250%, 05/14/43 (MXN)	6,000,000	242,792
Myriad International Holdings B.V. 6.000%, 07/18/20 (144A)	200,000	215,290
Time Warner Cable LLC 4.500%, 09/15/42	45,000	40,783
5.250%, 07/15/42 (GBP)	115,000	170,000
5.500%, 09/01/41	30,000	30,766
Viacom, Inc. 4.375%, 03/15/43	10,000	8,668
5.250%, 04/01/44	135,000	132,403
5.850%, 09/01/43	50,000	52,661
Virgin Media Finance plc 4.500%, 01/15/25 (144A) (EUR)	160,000	176,022
Ziggo Bond Finance B.V. 6.000%, 01/15/27 (144A)	175,000	174,125
Ziggo Secured Finance B.V. 5.500%, 01/15/27 (144A)	150,000	149,985

		2,344,576

Mining—0.6%
Corp. Nacional del Cobre de Chile 4.500%, 09/16/25 (144A)	445,000	468,493
Freeport-McMoRan, Inc. 3.875%, 03/15/23	945,000	869,041
5.400%, 11/14/34	85,000	73,950
5.450%, 03/15/43	895,000	757,394
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	435,000	453,230
Hecla Mining Co. 6.875%, 05/01/21	320,000	327,200

		2,949,308

Multi-National—0.5%
Asian Development Bank 0.875%, 10/05/18	655,000	650,199
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	282,380
3.750%, 04/04/17 (144A)	625,000	625,000
International Bank for Reconstruction & Development 2.500%, 03/12/20 (AUD)	500,000	384,150
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	462,465

		2,404,194

Oil & Gas—1.8%
Antero Resources Corp. 5.125%, 12/01/22	155,000	157,034
5.375%, 11/01/21	70,000	71,896
BP Capital Markets plc 3.216%, 11/28/23	175,000	175,897
California Resources Corp. 8.000%, 12/15/22 (144A)	310,000	251,875
Chesapeake Energy Corp. 4.875%, 04/15/22 (a)	2,145,000	1,930,500
5.750%, 03/15/23 (a)	130,000	118,300
6.125%, 02/15/21	200,000	194,000
6.625%, 08/15/20 (a)	75,000	74,906
Cimarex Energy Co. 4.375%, 06/01/24	675,000	701,174
Continental Resources, Inc. 3.800%, 06/01/24	115,000	106,950
4.500%, 04/15/23	20,000	19,462
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	199,000
Ecopetrol S.A. 5.875%, 05/28/45	205,000	186,550
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	200,000
Noble Energy, Inc. 5.625%, 05/01/21	127,000	130,843
Oasis Petroleum, Inc. 6.875%, 01/15/23 (a)	45,000	45,788
Petrobras Global Finance B.V. 4.375%, 05/20/23	545,000	516,388
6.250%, 12/14/26 (GBP)	200,000	255,781
Petroleos Mexicanos 5.625%, 01/23/46	265,000	236,937
7.470%, 11/12/26 (MXN)	5,600,000	259,793
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	202,500
Range Resources Corp. 4.875%, 05/15/25	130,000	124,475
5.000%, 08/15/22 (144A)	190,000	188,100
5.000%, 03/15/23 (144A)	115,000	113,275
Tengizchevroil Finance Co. International, Ltd. 4.000%, 08/15/26 (144A)	200,000	191,620
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	356,486
Whiting Petroleum Corp. 5.000%, 03/15/19	370,000	369,075
5.750%, 03/15/21 (a)	160,000	158,400
YPF S.A. 8.500%, 03/23/21 (144A)	180,000	197,224
8.750%, 04/04/24 (144A) (a)	720,000	798,120

		8,532,349

Oil & Gas Services—0.1%
FTS International, Inc. 6.250%, 05/01/22	85,000	74,375

BHFTI-256

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	$578,851

		653,226

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A)	1,230,000	1,248,450
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,419
5.500%, 09/15/25 (144A)	280,000	296,800
Silgan Holdings, Inc. 3.250%, 03/15/25 (144A) (EUR)	100,000	106,151

		1,661,820

Pharmaceuticals—1.0%
AbbVie, Inc. 2.500%, 05/14/20	4,330,000	4,359,522
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	155,000	171,675

		4,531,197

Pipelines—0.6%
Enbridge Energy Partners L.P. 7.375%, 10/15/45	215,000	262,189
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	227,233
MPLX L.P. 4.500%, 07/15/23	10,000	10,400
4.875%, 06/01/25	40,000	41,899
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	11,196
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	467,884
5.500%, 04/15/23	95,000	98,681
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24	530,000	575,050
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	719,064
Transportadora de Gas del Sur S.A. 9.625%, 05/14/20 (144A)	263,674	283,647

		2,697,243

Real Estate—0.2%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	208,436
Vonovia Finance B.V. 1.500%, 06/10/26 (EUR)	500,000	535,004

		743,440

Real Estate Investment Trusts—0.4%
iStar, Inc. 4.875%, 07/01/18	70,000	70,438
5.000%, 07/01/19	1,730,000	1,740,812

		1,811,250

Retail—1.3%
J.C. Penney Corp., Inc. 7.625%, 03/01/97 (a)	155,000	119,350
New Albertsons, Inc. 7.450%, 08/01/29	5,740,000	5,438,650
8.000%, 05/01/31 (a)	225,000	217,125
TRU Taj LLC / TRU Taj Finance, Inc. 12.000%, 08/15/21 (144A)	92,000	81,190

		5,856,315

Semiconductors—0.2%
Micron Technology, Inc. 5.250%, 08/01/23 (144A)	170,000	174,250
5.500%, 02/01/25	395,000	409,813
5.625%, 01/15/26 (144A)	505,000	531,512

		1,115,575

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	188,100

Software—0.1%
Nuance Communications, Inc. 1.000%, 12/15/35 (a)	595,000	566,366

Telecommunications—2.1%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	60,500
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	250,647
CenturyLink, Inc. 6.875%, 01/15/28	45,000	43,650
7.600%, 09/15/39	475,000	419,928
7.650%, 03/15/42	185,000	162,569
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	170,000	178,288
Colombia Telecomunicaciones S.A. E.S.P. 5.375%, 09/27/22 (144A)	250,000	251,563
KT Corp. 2.500%, 07/18/26 (144A)	210,000	197,222
Level 3 Communications, Inc. 5.750%, 12/01/22	60,000	62,100
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	393,300
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A)	225,000	229,358
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	377,400
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,354,687

BHFTI-257

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Capital Corp. 6.875%, 11/15/28 (a)	1,250,000	$1,320,312
8.750%, 03/15/32	350,000	420,875
Sprint Communications, Inc. 7.000%, 08/15/20	1,500,000	1,610,625
11.500%, 11/15/21	2,000,000	2,510,000

		9,843,024

Transportation—0.1%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	139,913
Rumo Luxembourg S.a.r.l. 7.375%, 02/09/24 (144A)	200,000	206,000

		345,913

Total Corporate Bonds & Notes (Cost $98,157,460)		103,034,060

Foreign Government—6.1%

Banks—0.0%
Korea Development Bank (The) 4.500%, 11/22/19 (AUD)	200,000	158,651

Provincial—0.6%
Province of Ontario Canada 1.875%, 05/21/20	3,000,000	2,990,736

Sovereign—5.5%
Argentine Republic Government International Bonds 6.875%, 04/22/21 (144A) (a)	150,000	161,100
7.625%, 04/22/46 (144A)	530,000	539,275
Brazil Notas do Tesouro Nacional 10.000%, 01/01/19 (BRL)	1,000,000	320,934
10.000%, 01/01/21 (BRL)	6,815,000	2,183,139
10.000%, 01/01/25 (BRL)	2,635,000	838,393
Brazilian Government International Bond 8.500%, 01/05/24 (BRL)	350,000	106,210
Canadian Government Bond 1.750%, 09/01/19 (CAD)	2,360,000	1,814,406
Chile Government International Bonds 3.125%, 01/21/26	200,000	203,100
5.500%, 08/05/20 (CLP)	130,000,000	207,567
Colombia Government International Bond 3.875%, 04/25/27	200,000	199,200
Colombian TES 7.500%, 08/26/26 (COP)	1,880,000,000	689,978
Dominican Republic International Bonds 5.500%, 01/27/25 (144A)	530,000	538,612
5.950%, 01/25/27 (144A)	185,000	188,931
8.625%, 04/20/27 (144A)	200,000	235,910
Export-Import Bank of Korea 3.000%, 05/22/18 (144A) (NOK)	1,700,000	201,072

Sovereign—(Continued)
France Government Bond OAT 4.250%, 10/25/23 (EUR)	1,115,000	1,487,996
Hungary Government Bond 1.750%, 10/26/22 (HUF)	210,000,000	708,572
Hungary Government International Bond 5.750%, 11/22/23	410,000	463,300
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	564,739
Indonesia Government International Bonds 2.875%, 07/08/21 (144A) (EUR)	220,000	250,626
4.125%, 01/15/25 (144A)	200,000	205,108
4.750%, 01/08/26 (144A)	200,000	212,969
Indonesia Treasury Bonds 7.000%, 05/15/22 (IDR)	9,800,000,000	739,845
8.250%, 07/15/21 (IDR)	14,200,000,000	1,118,907
8.375%, 03/15/24 (IDR)	5,900,000,000	471,059
11.500%, 09/15/19 (IDR)	2,901,000,000	240,733
Mexican Bonos 5.750%, 03/05/26 (MXN)	8,200,000	400,889
10.000%, 11/20/36 (MXN)	21,416,700	1,445,728
Mexican Udibonos 4.500%, 12/04/25 (MXN) (f)	24,777,155	1,440,899
Mexico Government International Bonds 4.000%, 03/15/15 (EUR)	100,000	92,678
4.125%, 01/21/26 (a)	335,000	344,380
New Zealand Government Bonds 3.000%, 09/20/30 (NZD) (f)	1,195,000	953,338
5.000%, 03/15/19 (NZD)	1,015,000	749,804
Norwegian Government Bonds 2.000%, 05/24/23 (144A) (NOK)	8,437,000	1,029,451
4.250%, 05/19/17 (144A) (NOK)	760,000	88,904
Romanian Government International Bond 2.875%, 05/26/28 (144A) (EUR)	125,000	136,796
Russian Federal Bonds - OFZ 7.500%, 02/27/19 (RUB)	20,000,000	351,462
8.150%, 02/03/27 (RUB)	22,000,000	400,892
South Africa Government Bond 7.000%, 02/28/31 (ZAR)	4,995,000	306,207
Spain Government Bonds 0.750%, 07/30/21 (EUR)	390,000	425,273
1.600%, 04/30/25 (144A) (EUR)	180,000	196,613
4.300%, 10/31/19 (144A) (EUR)	780,000	926,190
Sweden Government Bond 5.000%, 12/01/20 (SEK)	2,650,000	353,365
United Kingdom Gilt 2.000%, 09/07/25 (GBP)	685,000	933,320

		25,467,870

Total Foreign Government (Cost $29,733,507)		28,617,257

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Schedule of Investments as of March 31, 2017 (Unaudited)

Convertible Bonds—1.7%

Security Description	Principal Amount*	Value

Apparel—0.0%
Iconix Brand Group, Inc. 1.500%, 03/15/18	115,000	$108,675

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20 (a)	20,000	24,062

Home Builders—0.1%
CalAtlantic Group, Inc. 0.250%, 06/01/19	70,000	65,713
KB Home 1.375%, 02/01/19 (a)	345,000	353,409

		419,122

Insurance—0.5%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,790,000	2,381,819

Internet—0.2%
Priceline Group, Inc. (The) 0.900%, 09/15/21 (a)	595,000	669,003

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26 (144A)	735,000	887,972

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	54,647

Oil & Gas—0.0%
Chesapeake Energy Corp. 2.500%, 05/15/37	1,000	985
5.500%, 09/15/26 (144A)	15,000	15,534

		16,519

Semiconductors—0.7%
Intel Corp. 3.250%, 08/01/39	1,481,000	2,587,122
Rovi Corp. 0.500%, 03/01/20 (a)	485,000	476,816

		3,063,938

Telecommunications—0.0%
CalAmp Corp. 1.625%, 05/15/20	5,000	4,962
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	150,075

		155,037

Total Convertible Bonds (Cost $5,670,241)		7,780,794

U.S. Treasury & Government Agencies—0.9%
Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—0.9%
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/26 (f)	1,124,319	1,096,913
U.S. Treasury Notes 0.875%, 06/15/19	1,115,000	1,104,198
1.375%, 05/31/20	885,000	879,434
1.500%, 08/15/26	380,000	351,619
1.750%, 11/30/21	705,000	700,401

Total U.S. Treasury & Government Agencies (Cost $4,173,586)		4,132,565

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $984,746)	985,000	825,450

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust 5.949%, 08/10/45 (c)	40,000	40,031
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	555,000	423,721

Total Mortgage-Backed Securities (Cost $556,285)		463,752

Convertible Preferred Stocks—0.1%

Aerospace & Defense—0.0%
Arconic, Inc. 5.375%, 10/01/17	1,115	45,771

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 5.000%, 12/31/49	694	44,416
5.750%, 12/31/49 (144A)	430	295,162

		339,578

Total Convertible Preferred Stocks (Cost $302,565)		385,349

Floating Rate Loan (g)—0.0%

Multi-Utilities—0.0%
PowerTeam Services LLC 2nd Lien Term Loan, 8.397%, 11/06/20 (Cost $60,000)	60,000	60,000

Short-Term Investments—2.1%

Discount Notes—0.4%
Federal Home Loan Bank 0.418%, 04/04/17 (h)	1,195,000	1,194,977

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Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Discount Notes—(Continued)
Federal Home Loan Bank
0.511%, 04/10/17 (h)	805,000	$804,893

		1,999,870

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $7,799,381 on 04/03/17, collateralized by $7,945,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $7,957,585.	7,799,322	7,799,322

Total Short-Term Investments (Cost $9,799,155)		9,799,192

Securities Lending Reinvestments (i)—8.1%

Certificates of Deposit—3.7%
ABN AMRO Bank NV Zero Coupon, 05/05/17	299,135	299,754
Zero Coupon, 06/23/17	996,100	997,540
Bank of Montreal Chicago 1.081%, 09/06/17 (c)	500,000	500,510
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (c)	1,000,000	1,000,483
1.510%, 08/18/17	201,851	200,126
BNP Paribas New York 1.384%, 08/04/17 (c)	1,000,000	1,000,762
Canadian Imperial Bank 1.392%, 10/27/17 (c)	300,000	300,361
Credit Suisse AG New York 1.581%, 05/12/17 (c)	1,250,000	1,250,379
Danske Bank A/S London Zero Coupon, 05/12/17	498,553	499,485
DNB NOR Bank ASA 1.279%, 07/28/17 (c)	100,000	100,044
KBC Bank NV 1.150%, 04/26/17	1,100,000	1,100,154
1.170%, 04/06/17	250,000	250,003
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (c)	300,000	299,982
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (c)	200,000	200,115
1.543%, 05/17/17	1,300,000	1,300,386
National Australia Bank London 1.338%, 11/09/17 (c)	1,100,000	1,098,207
Norinchukin Bank New York 1.346%, 08/21/17 (c)	1,500,000	1,500,469
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	1,000,000	999,967
Sumitomo Bank New York 1.390%, 06/05/17 (c)	100,000	100,047
1.410%, 05/05/17 (c)	900,000	900,175

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	300,000	300,045
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (c)	1,250,000	1,250,850
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (c)	100,000	100,047
Toronto Dominion Bank New York 1.221%, 03/13/18 (c)	1,000,000	999,648
UBS, Stamford 1.301%, 05/12/17 (c)	500,000	500,123
1.589%, 07/31/17 (c)	100,217	100,275
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (c)	100,000	100,164
1.452%, 04/26/17 (c)	100,000	100,027

		17,350,128

Commercial Paper—0.9%
Commonwealth Bank Australia 1.174%, 03/01/18	1,000,000	1,000,408
Den Norske ASA 1.432%, 04/27/17 (c)	100,000	100,022
HSBC plc 1.442%, 04/25/17 (c)	300,000	300,054
Kells Funding LLC 1.010%, 05/25/17	997,279	998,157
1.100%, 06/05/17	398,460	399,139
LMA S.A. & LMA Americas 1.090%, 05/10/17	997,033	998,781
Ridgefield Funding Co. LLC 1.300%, 06/12/17	248,745	249,410
Westpac Banking Corp. 1.380%, 10/20/17 (c)	200,000	200,362

		4,246,333

Repurchase Agreements—3.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,852,680 on 04/03/17, collateralized by $2,664,641 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,889,613.	1,852,561	1,852,561
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,400,103 on 04/03/17, collateralized by $1,432,882 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,428,000.	1,400,000	1,400,000

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Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,006,448 on 07/03/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	$1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $62,820 on 04/03/17, collateralized by $63,555 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $64,072.	62,815	62,815
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $500,054 on 04/03/17, collateralized by $77,249 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $548,993.	500,000	500,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $1,500,975 on 04/03/17, collateralized by $231,747 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,646,980.	1,500,000	1,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $502,880 on 06/02/17, collateralized by various Common Stock with a value of $550,000.	500,000	500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,500,103 on 04/03/17, collateralized by $1,490,616 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,530,924.	1,500,000	1,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $100,979 on 07/03/17, collateralized by various Common Stock with a value of $110,000.	100,000	100,000

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $6,000,465 on 04/03/17, collateralized by $17,960,847 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $6,120,000.	6,000,000	6,000,000

		14,415,376

Time Deposits—0.4%
OP Corporate Bank plc 1.180%, 04/24/17	750,000	750,000
Shinkin Central Bank 1.350%, 04/21/17	200,000	200,000
1.440%, 04/26/17	100,000	100,000
1.440%, 04/27/17	100,000	100,000
Skandanaviska Enskilda Banken 0.850%, 04/03/17	1,000,000	1,000,000

		2,150,000

Total Securities Lending Reinvestments (Cost $38,157,960)		38,161,837

Total Investments—107.6% (Cost $429,586,207) (j)		500,358,555
Other assets and liabilities (net)—(7.6)%		(35,508,225)

Net Assets—100.0%		$464,850,330

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $37,099,055 and the collateral received consisted of cash in the amount of $38,147,498. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.3% of net assets.
(e)	Illiquid security. As of March 31, 2017, these securities represent 0.8% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if

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Schedule of Investments as of March 31, 2017 (Unaudited)

any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(j)	As of March 31, 2017, the aggregate cost of investments was $429,586,207. The aggregate unrealized appreciation and depreciation of investments were $77,490,695 and $(6,718,347), respectively, resulting in net unrealized appreciation of $70,772,348.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $34,015,043, which is 7.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Country Diversification as of March 31, 2017 (Unaudited)	% of Net Assets
United States	59.4
Switzerland	4.6
United Kingdom	4.1
China	3.1
France	2.8
Canada	2.7
Sweden	2.4
Hong Kong	2.2
Netherlands	2.0
Belgium	1.7

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	985,000	Morgan Stanley & Co.	06/21/17	USD	1,069,273	$(14,598)
EUR	9,450,000	Morgan Stanley & Co.	06/21/17	USD	10,031,128	87,326
GBP	545,000	Credit Suisse International	06/21/17	USD	664,412	19,694
JPY	966,000,000	Credit Suisse International	06/21/17	USD	8,458,267	244,953
NZD	960,000	Credit Suisse International	06/21/17	USD	675,446	(3,815)
PLN	7,175,000	Citibank N.A.	06/21/17	USD	1,815,841	(7,763)

Contracts to Deliver
AUD	716,000	Credit Suisse International	06/21/17	USD	541,471	(4,776)
BRL	5,750,000	Bank of America N.A.	06/21/17	USD	1,794,072	(10,386)
CAD	1,930,000	UBS AG	06/21/17	USD	1,430,838	(22,006)
HUF	119,700,000	HSBC Bank plc	06/21/17	USD	420,062	5,174
HUF	80,285,000	HSBC Bank plc	06/21/17	USD	282,326	4,054
IDR	18,200,000,000	Credit Suisse International	06/21/17	USD	1,348,948	(5,333)
MXN	46,000,000	UBS AG	06/21/17	USD	2,291,213	(136,722)
NOK	2,250,000	UBS AG	06/21/17	USD	266,828	4,570
NZD	3,390,000	Credit Suisse International	06/21/17	USD	2,365,057	(6,642)
PLN	7,175,000	Citibank N.A.	06/21/17	USD	1,756,641	(51,436)
SEK	3,275,000	UBS AG	06/21/17	USD	366,076	(789)
ZAR	4,200,000	UBS AG	06/21/17	USD	315,401	6,522

Cross Currency Contracts to Buy
EUR	658,126	Credit Suisse International	06/21/17	NOK	5,900,000	16,981

Net Unrealized Appreciation						$125,008

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Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,086,919	$8,473,574	$—	$15,560,493
Banks	16,346,432	—	—	16,346,432
Beverages	—	7,456,724	—	7,456,724
Building Products	—	9,091,359	—	9,091,359
Capital Markets	21,105,742	5,362,919	—	26,468,661
Chemicals	18,214,986	—	—	18,214,986
Energy Equipment & Services	3,500,052	—	—	3,500,052
Food & Staples Retailing	3,853,565	—	—	3,853,565
Food Products	—	11,201,102	—	11,201,102
Health Care Providers & Services	8,976,923	—	—	8,976,923
Hotels, Restaurants & Leisure	12,085,366	—	—	12,085,366
Household Durables	9,618,954	—	—	9,618,954
Household Products	5,618,796	—	—	5,618,796
Industrial Conglomerates	10,753,380	—	—	10,753,380
Insurance	2,911,161	17,641,448	—	20,552,609
Internet & Direct Marketing Retail	14,419,797	—	—	14,419,797
Internet Software & Services	44,536,078	—	—	44,536,078
IT Services	13,026,270	6,696,849	—	19,723,119
Life Sciences Tools & Services	4,874,825	—	—	4,874,825
Machinery	—	5,055,164	—	5,055,164
Media	9,181,696	2,475,779	—	11,657,475
Oil, Gas & Consumable Fuels	1,492,808	—	—	1,492,808
Semiconductors & Semiconductor Equipment	7,027,168	—	—	7,027,168
Specialty Retail	12,106,026	6,906,437	—	19,012,463
Total Common Stocks	226,736,944	80,361,355	—	307,098,299

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Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$283,952	$—	$283,952
Aerospace/Defense	—	651,594	—	651,594
Agriculture	—	207,088	—	207,088
Airlines	—	2,582,848	—	2,582,848
Auto Manufacturers	—	3,158,491	—	3,158,491
Auto Parts & Equipment	—	1,642,148	—	1,642,148
Banks	—	8,475,380	—	8,475,380
Beverages	—	469,628	—	469,628
Building Materials	—	2,277,244	—	2,277,244
Chemicals	—	3,384,046	1,489,890	4,873,936
Commercial Services	—	20,300	—	20,300
Computers	—	1,278,964	—	1,278,964
Cosmetics/Personal Care	—	35,320	—	35,320
Diversified Financial Services	—	8,807,246	—	8,807,246
Electric	—	3,640,674	—	3,640,674
Engineering & Construction	—	39,202	—	39,202
Food	—	1,775,967	—	1,775,967
Forest Products & Paper	—	409,498	—	409,498
Gas	—	210,386	—	210,386
Healthcare-Services	—	9,462,866	—	9,462,866
Holding Companies-Diversified	—	204,000	—	204,000
Home Builders	—	2,047,050	—	2,047,050
Home Furnishings	—	295,621	—	295,621
Housewares	—	154,917	—	154,917
Insurance	—	1,829,118	—	1,829,118
Internet	—	608,776	—	608,776
Iron/Steel	—	1,281,000	—	1,281,000
Machinery-Diversified	—	66,950	—	66,950
Media	—	2,344,576	—	2,344,576
Mining	—	2,949,308	—	2,949,308
Multi-National	—	2,404,194	—	2,404,194
Oil & Gas	—	8,532,349	—	8,532,349
Oil & Gas Services	—	653,226	—	653,226
Packaging & Containers	—	1,661,820	—	1,661,820
Pharmaceuticals	—	4,531,197	—	4,531,197
Pipelines	—	2,697,243	—	2,697,243
Real Estate	—	743,440	—	743,440
Real Estate Investment Trusts	—	1,811,250	—	1,811,250
Retail	—	5,856,315	—	5,856,315
Semiconductors	—	1,115,575	—	1,115,575
Shipbuilding	—	188,100	—	188,100
Software	—	566,366	—	566,366
Telecommunications	—	9,843,024	—	9,843,024
Transportation	—	345,913	—	345,913
Total Corporate Bonds & Notes	—	101,544,170	1,489,890	103,034,060
Total Foreign Government*	—	28,617,257	—	28,617,257
Total Convertible Bonds*	—	7,780,794	—	7,780,794
Total U.S. Treasury & Government Agencies*	—	4,132,565	—	4,132,565
Total Municipals	—	825,450	—	825,450
Total Mortgage-Backed Securities*	—	463,752	—	463,752
Convertible Preferred Stocks
Aerospace & Defense	45,771	—	—	45,771
Oil, Gas & Consumable Fuels	—	339,578	—	339,578
Total Convertible Preferred Stocks	45,771	339,578	—	385,349
Total Floating Rate Loan*	—	60,000	—	60,000

BHFTI-264

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Notes	$—	$1,999,870	$—	$1,999,870
Repurchase Agreement	—	7,799,322	—	7,799,322
Total Short-Term Investments	—	9,799,192	—	9,799,192
Total Securities Lending Reinvestments*	—	38,161,837	—	38,161,837
Total Investments	$226,782,715	$272,085,950	$1,489,890	$500,358,555

Collateral for Securities Loaned (Liability)	$—	$(38,147,498)	$—	$(38,147,498)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$389,274	$—	$389,274
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(264,266)	—	(264,266)
Total Forward Contracts	$—	$125,008	$—	$125,008

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-265

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—74.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.4%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	65,692,853	$719,336,741
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,417,669	86,674,672
MetLife MSCI EAFE Index Portfolio (formerly, MSCI EAFE Index Portfolio) (Class A) (a)	15,392,261	198,098,403
MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio) (Class A) (a)	1,569,483	32,535,387
MetLife Stock Index Portfolio (Class A) (a)	6,942,597	338,729,331

Total Mutual Funds (Cost $1,325,470,700)		1,375,374,534

Short-Term Investments—25.6%

Discount Notes—13.0%
Fannie Mae 0.659%, 06/01/17 (b)	1,000,000	998,771
Federal Home Loan Bank 0.403%, 04/04/17 (b)	1,000,000	999,981
0.456%, 04/07/17 (b)	23,000,000	22,998,229
0.456%, 04/19/17 (b)	5,000,000	4,998,465
0.467%, 04/12/17 (b) (d)	15,000,000	14,997,405
0.489%, 04/11/17 (b)	2,000,000	1,999,694
0.531%, 05/03/17 (b)	7,000,000	6,995,744
0.544%, 05/10/17 (b)	8,000,000	7,994,000
0.545%, 05/12/17 (b) (d)	42,000,000	41,966,778
0.546%, 05/15/17 (b)	23,000,000	22,980,404
0.547%, 05/19/17 (b)	3,000,000	2,997,201
0.603%, 07/07/17 (b)	500,000	498,971
0.633%, 04/26/17 (b)	22,000,000	21,990,298
0.640%, 08/02/17 (b)	500,000	498,673
0.687%, 04/17/17 (b)	15,000,000	14,995,980
0.753%, 04/28/17 (b)	200,000	199,904
0.758%, 05/26/17 (b)	42,000,000	41,954,850
0.767%, 05/31/17 (b)	30,700,000	30,663,897
0.793%, 06/23/17 (b)	100,000	99,831

		240,829,076

U.S. Treasury—12.4%
U.S. Treasury Bills 0.380%, 04/06/17 (b)	17,000,000	16,999,133
0.470%, 04/13/17 (b)	21,000,000	20,995,779
0.559%, 05/04/17 (b)	11,500,000	11,493,169
0.576%, 07/20/17 (b)	38,000,000	37,911,954
0.616%, 04/20/17 (b)	94,000,000	93,967,664
0.630%, 08/03/17 (b) (c)	45,000,000	44,879,490
0.716%, 04/27/17 (b)	2,000,000	1,999,026

		228,246,215

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $3,536,703 on 04/03/17, collateralized by $3,605,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $3,610,209.	3,536,676	3,536,676

Total Short-Term Investments (Cost $472,666,044)		472,611,967

Total Investments—100.0% (Cost $1,798,136,744) (e)		1,847,986,501
Other assets and liabilities (net)—0.0%		(749,655)

Net Assets—100.0%		$1,847,236,846

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2017, the market value of securities pledged was $28,124,480.
(d)	All or a portion of the security was pledged as collateral against open future contracts. As of March 31, 2017, the market value of securities pledged was $30,414,252.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,798,136,744. The aggregate unrealized appreciation and depreciation of investments were $58,684,370 and $(8,834,613), respectively, resulting in net unrealized appreciation of $49,849,757.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/16/17	2,106	USD	184,784,799	$2,859,801
Russell 2000 Index Mini Futures	06/16/17	464	USD	31,684,825	433,255
S&P 500 Index E-Mini Futures	06/16/17	2,691	USD	318,705,888	(1,275,528)
S&P Midcap 400 Index E-Mini Futures	06/16/17	491	USD	83,973,982	389,638

Net Unrealized Appreciation					$2,407,166

BHFTI-266

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.640%	01/11/27	USD	81,000,000	$(5,534,485)
Pay	3M LIBOR	2.130%	02/16/27	USD	81,000,000	(2,166,711)
Pay	3M LIBOR	2.310%	03/08/27	USD	81,000,000	(815,241)
Pay	3M LIBOR	2.370%	04/04/27	USD	82,000,000	(382,459)
Pay	3M LIBOR	2.400%	05/10/27	USD	80,000,000	(291,593)
Pay	3M LIBOR	2.610%	06/15/27	USD	81,000,000	1,425,605

Net Unrealized Depreciation						$(7,764,884)

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,375,374,534	$—	$—	$1,375,374,534
Short-Term Investments
Discount Notes	—	240,829,076	—	240,829,076
U.S. Treasury	—	228,246,215	—	228,246,215
Repurchase Agreement	—	3,536,676	—	3,536,676
Total Short-Term Investments	—	472,611,967	—	472,611,967
Total Investments	$1,375,374,534	$472,611,967	$—	$1,847,986,501

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,682,694	$—	$—	$3,682,694
Futures Contracts (Unrealized Depreciation)	(1,275,528)	—	—	(1,275,528)
Total Futures Contracts	$2,407,166	$—	$—	$2,407,166

Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,425,605	$—	$1,425,605
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(9,190,489)	—	(9,190,489)
Total Centrally Cleared Swap Contracts	$—	$(7,764,884)	$—	$(7,764,884)

BHFTI-267

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Australia—4.1%
AMP, Ltd.	3,778,868	$14,917,357
APA Group	1,540,431	10,541,180
Brambles, Ltd.	3,232,562	23,054,366
Iluka Resources, Ltd. (a)	1,654,454	9,625,513
Oil Search, Ltd.	1,997,474	10,970,711
Orica, Ltd.	716,485	9,628,071

		78,737,198

Belgium—1.3%
KBC Groep NV	365,596	24,257,386

Brazil—0.5%
Ambev S.A. (ADR) (a)	1,682,096	9,688,873

Canada—1.2%
Element Fleet Management Corp.	925,360	8,565,764
Enbridge, Inc.	325,650	13,642,111

		22,207,875

China—1.6%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	159,861	17,237,812
China Resources Gas Group, Ltd.	3,848,424	13,612,213

		30,850,025

France—8.2%
BNP Paribas S.A.	404,733	26,958,659
Danone S.A.	452,325	30,780,794
L’Oreal S.A.	131,803	25,331,692
Legrand S.A.	149,344	9,010,979
LVMH Moet Hennessy Louis Vuitton SE	119,040	26,174,419
Schneider Electric SE	526,664	38,601,147

		156,857,690

Germany—7.1%
Bayer AG	384,930	44,370,712
GEA Group AG	454,910	19,316,152
Grand City Properties S.A.	56,926	1,046,658
LEG Immobilien AG (b)	306,272	25,107,158
Linde AG	176,267	29,340,232
Symrise AG	238,113	15,835,538

		135,016,450

Hong Kong—3.2%
AIA Group, Ltd.	5,195,628	32,749,004
CLP Holdings, Ltd.	922,000	9,645,297
Esprit Holdings, Ltd. (b)	4,453,397	3,731,373
Techtronic Industries Co., Ltd.	3,695,500	14,942,990

		61,068,664

India—0.8%
HDFC Bank, Ltd. (ADR) (a)	193,353	14,544,013

Ireland—0.5%
Paddy Power Betfair plc	92,964	10,025,614

Security Description	Shares	Value

Israel—1.4%
Check Point Software Technologies, Ltd. (b)	144,054	$14,788,584
Mellanox Technologies, Ltd. (a) (b)	230,158	11,726,550

		26,515,134

Italy—4.0%
Cerved Information Solutions S.p.A.	525,202	5,078,987
Enel S.p.A.	4,029,600	18,974,988
Eni S.p.A.	1,457,493	23,887,904
Intesa Sanpaolo S.p.A.	10,589,469	28,762,396

		76,704,275

Japan—18.3%
AEON Financial Service Co., Ltd. (a)	1,168,399	22,093,031
Daikin Industries, Ltd.	258,900	26,094,890
Japan Tobacco, Inc.	629,731	20,499,366
KDDI Corp.	1,196,900	31,448,463
Koito Manufacturing Co., Ltd.	314,200	16,380,430
Kubota Corp.	1,652,600	24,875,031
Mitsui Fudosan Co., Ltd.	798,000	17,071,764
Nippon Paint Holdings Co., Ltd.	391,600	13,641,839
Nomura Research Institute, Ltd.	230,700	8,514,580
Ryohin Keikaku Co., Ltd.	39,400	8,640,684
Santen Pharmaceutical Co., Ltd.	1,751,800	25,409,991
Shionogi & Co., Ltd.	214,500	11,097,788
SoftBank Group Corp.	272,000	19,264,635
Sumitomo Mitsui Financial Group, Inc.	586,382	21,379,855
Sundrug Co., Ltd.	507,140	17,019,897
Terumo Corp.	151,300	5,263,638
TOTO, Ltd.	535,600	20,286,452
USS Co., Ltd.	1,325,100	22,130,074
Yamato Holdings Co., Ltd.	855,866	17,966,803

		349,079,211

Netherlands—3.9%
ABN AMRO Group NV	509,213	12,352,154
Akzo Nobel NV	392,151	32,500,750
RELX NV	1,593,173	29,599,206

		74,452,110

Norway—0.9%
DNB ASA	1,097,244	17,395,285

Portugal—0.8%
Galp Energia SGPS S.A.	957,453	14,542,687

Singapore—0.6%
Broadcom, Ltd.	51,269	11,225,860

South Africa—0.2%
Clicks Group, Ltd.	489,205	4,671,255

South Korea—1.5%
NAVER Corp.	16,263	12,431,270
Samsung Electronics Co., Ltd.	8,381	15,435,631

		27,866,901

BHFTI-268

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—1.9%
Aena S.A.	51,616	$8,166,423
Amadeus IT Group S.A.	319,312	16,189,559
Cellnex Telecom S.A.	755,741	12,443,097

		36,799,079

Sweden—0.6%
Com Hem Holding AB	566,559	6,495,640
Telefonaktiebolaget LM Ericsson - B Shares (a)	622,273	4,157,172

		10,652,812

Switzerland—16.1%
Julius Baer Group, Ltd. (b)	323,672	16,158,767
Nestle S.A.	856,417	65,698,359
Novartis AG	746,378	55,412,595
Roche Holding AG	233,897	59,668,381
Schindler Holding AG (Participation Certificate)	107,289	20,726,783
Sika AG	3,057	18,345,533
Swiss Re AG	167,160	15,012,114
UBS Group AG	2,105,849	33,704,319
Zurich Insurance Group AG	87,783	23,436,077

		308,162,928

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,098,468	19,444,197

Thailand—0.6%
Advanced Info Service PCL	2,401,000	12,437,337

United Kingdom—13.4%
Aon plc (a)	175,307	20,807,188
Barclays plc	7,878,652	22,207,924
BP plc	4,763,516	27,354,653
BT Group plc	196,919	785,133
Cairn Energy plc (b)	2,796,046	7,163,644
Croda International plc	479,673	21,436,559
GKN plc	6,030,936	27,498,727
Hiscox, Ltd.	898,223	12,316,736
Just Eat plc (b)	1,209,513	8,567,039
Lloyds Banking Group plc	30,815,621	25,638,939
Reckitt Benckiser Group plc	351,550	32,040,041
Rio Tinto plc	572,796	23,056,329
Vodafone Group plc	2,447,895	6,366,487
WPP plc	920,523	20,207,989

		255,447,388

United States—4.6%
Cognizant Technology Solutions Corp. - Class A (b)	440,888	26,241,654
EPAM Systems, Inc. (a) (b)	154,213	11,646,166
MasterCard, Inc. - Class A	192,435	21,643,164
Pricesmart, Inc. (a)	93,886	8,656,289

United States—(Continued)
Schlumberger, Ltd.	116,018	9,061,006
Yum China Holdings, Inc. (b)	366,265	9,962,408

		87,210,687

Total Common Stocks (Cost $1,708,422,400)		1,875,860,934

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $15,256,462 on 04/03/17, collateralized by $15,540,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $15,564,615	15,256,348	15,256,348

Total Short-Term Investments (Cost $15,256,348)		15,256,348

Securities Lending Reinvestments (c)—2.9%

Certificates of Deposit—0.8%
ABN AMRO Bank NV Zero Coupon, 06/23/17	996,100	997,540
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	2,000,000	2,000,966
Canadian Imperial Bank 1.392%, 10/27/17 (d)	250,000	250,301
Credit Suisse AG New York 1.581%, 05/12/17 (d)	500,000	500,151
1.676%, 04/24/17 (d)	1,100,000	1,100,260
Danske Bank A/S London Zero Coupon, 05/12/17	747,829	749,228
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	400,000	400,177
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	1,500,000	1,500,445
1.582%, 04/26/17 (d)	1,000,000	1,000,166
National Australia Bank London 1.199%, 05/02/17 (d)	750,000	750,263
1.338%, 11/09/17 (d)	1,000,000	998,370
Norinchukin Bank New York 1.451%, 07/12/17 (d)	1,000,000	1,000,885
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	1,000,000	1,000,680
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	1,000,000	1,000,471
UBS, Stamford 1.301%, 05/12/17 (d)	500,000	500,123
1.589%, 07/31/17 (d)	200,434	200,551
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	750,000	751,226
1.452%, 04/26/17 (d)	400,000	400,106

		15,101,909

BHFTI-269

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Commercial Paper—0.4%
Den Norske ASA 1.432%, 04/27/17 (d)	400,000	$400,086
Erste Abwicklungsanstalt 1.098%, 07/18/17 (d)	2,200,000	2,199,806
HSBC plc 1.442%, 04/25/17 (d)	2,100,000	2,100,378
Macquarie Bank, Ltd. 1.120%, 04/20/17	498,600	499,676
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,500,000	1,502,719

		6,702,665

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $3,153,108 on 04/03/17, collateralized by $4,534,998 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,215,965.	3,152,905	3,152,905
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $2,500,183 on 04/03/17, collateralized by $2,558,718 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $2,550,001.	2,500,000	2,500,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $503,224 on 07/03/17, collateralized by various Common Stock with a value of $550,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $1,000,650 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $2,011,520 on 06/02/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $706,854 on 07/03/17, collateralized with a value of $770,000.	700,000	700,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $7,000,572 on 04/03/17, collateralized by $8,194,560 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $7,140,583.	7,000,000	7,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $3,500,271 on 04/03/17, collateralized by $10,477,161 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $3,570,000.	3,500,000	3,500,000

		21,452,905

Time Deposits—0.6%
Credit Agricole S.A. London 0.830%, 04/03/17	2,000,000	2,000,000
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.200%, 04/10/17	500,000	500,000
Royal Bank of Canada 0.810%, 04/03/17	2,000,000	2,000,000
Shinkin Central Bank 1.440%, 04/26/17	700,000	700,000
Skandanaviska Enskilda Banken 0.850%, 04/03/17	2,000,000	2,000,000
Svenska 0.800%, 04/03/17	2,000,000	2,000,000

		11,200,000

Total Securities Lending Reinvestments (Cost $54,449,286)		54,457,479

Total Investments—102.0% (Cost $1,778,128,034) (e)		1,945,574,761
Other assets and liabilities (net)—(2.0)%		(37,483,480)

Net Assets—100.0%		$1,908,091,281

BHFTI-270

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $53,110,081 and the collateral received consisted of cash in the amount of $54,445,868. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,778,128,034. The aggregate unrealized appreciation and depreciation of investments were $234,826,667 and $(67,379,940), respectively, resulting in net unrealized appreciation of $167,446,727.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Pharmaceuticals	10.3
Banks	10.1
Chemicals	7.4
Insurance	5.5
Oil, Gas & Consumable Fuels	5.1
Food Products	5.1
IT Services	4.4
Wireless Telecommunication Services	3.6
Machinery	3.4
Capital Markets	2.6

BHFTI-271

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$78,737,198	$—	$78,737,198
Belgium	—	24,257,386	—	24,257,386
Brazil	9,688,873	—	—	9,688,873
Canada	22,207,875	—	—	22,207,875
China	17,237,812	13,612,213	—	30,850,025
France	—	156,857,690	—	156,857,690
Germany	—	135,016,450	—	135,016,450
Hong Kong	—	61,068,664	—	61,068,664
India	14,544,013	—	—	14,544,013
Ireland	—	10,025,614	—	10,025,614
Israel	26,515,134	—	—	26,515,134
Italy	—	76,704,275	—	76,704,275
Japan	—	349,079,211	—	349,079,211
Netherlands	—	74,452,110	—	74,452,110
Norway	—	17,395,285	—	17,395,285
Portugal	—	14,542,687	—	14,542,687
Singapore	11,225,860	—	—	11,225,860
South Africa	—	4,671,255	—	4,671,255
South Korea	—	27,866,901	—	27,866,901
Spain	—	36,799,079	—	36,799,079
Sweden	—	10,652,812	—	10,652,812
Switzerland	—	308,162,928	—	308,162,928
Taiwan	—	19,444,197	—	19,444,197
Thailand	12,437,337	—	—	12,437,337
United Kingdom	20,807,188	234,640,200	—	255,447,388
United States	87,210,687	—	—	87,210,687
Total Common Stocks	221,874,779	1,653,986,155	—	1,875,860,934
Total Short-Term Investment*	—	15,256,348	—	15,256,348
Total Securities Lending Reinvestments*	—	54,457,479	—	54,457,479
Total Investments	$221,874,779	$1,723,699,982	$—	$1,945,574,761

Collateral for Securities Loaned (Liability)	$—	$(54,445,868)	$—	$(54,445,868)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-272

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
TransDigm Group, Inc.	137,210	$30,208,154

Automobiles—6.5%
Tesla, Inc. (a) (b)	228,680	63,641,644

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. (a) (b)	58,204	2,982,955
Bioverativ, Inc. (a)	98,291	5,352,928
Intrexon Corp. (a) (b)	131,879	2,613,842
Juno Therapeutics, Inc. (a) (b)	60,552	1,343,649

		12,293,374

Capital Markets—7.3%
MSCI, Inc.	388,221	37,731,199
S&P Global, Inc.	260,869	34,106,013

		71,837,212

Construction Materials—1.0%
Martin Marietta Materials, Inc.	42,873	9,357,032

Consumer Finance—0.9%
LendingClub Corp. (a)	1,670,256	9,169,706

Electronic Equipment, Instruments & Components—0.5%
Cognex Corp.	60,515	5,080,234

Health Care Equipment & Supplies—7.1%
DexCom, Inc. (a) (b)	184,928	15,668,949
Intuitive Surgical, Inc. (a)	69,610	53,353,977

		69,022,926

Health Care Technology—10.2%
athenahealth, Inc. (a) (b)	479,289	54,011,077
Veeva Systems, Inc. - Class A (a) (b)	900,249	46,164,769

		100,175,846

Hotels, Restaurants & Leisure—6.2%
Dunkin’ Brands Group, Inc.	437,050	23,897,894
Marriott International, Inc. - Class A	390,840	36,809,311

		60,707,205

Internet Software & Services—10.0%
Dropbox, Inc. (a) (c) (d)	460,161	3,750,312
MercadoLibre, Inc.	117,243	24,793,377
SurveyMonkey, Inc. (a) (c) (d)	303,799	1,947,352
Twitter, Inc. (a) (b)	2,291,530	34,258,374
Zillow Group, Inc. - Class C (a) (b)	966,299	32,535,287

		97,284,702

IT Services—3.7%
Gartner, Inc. (a)	338,357	36,539,173

Life Sciences Tools & Services—6.1%
Illumina, Inc. (a)	349,828	59,694,650

Multiline Retail—2.5%
Dollar Tree, Inc. (a)	306,644	24,059,288

Professional Services—7.2%
IHS Markit, Ltd. (a)	885,509	37,147,103
Verisk Analytics, Inc. (a)	411,625	33,399,252

		70,546,355

Semiconductors & Semiconductor Equipment—3.6%
NVIDIA Corp.	321,523	35,023,500

Software—16.8%
Atlassian Corp. plc - Class A (a)	348,832	10,447,518
Mobileye NV (a)	128,467	7,887,874
ServiceNow, Inc. (a)	402,261	35,185,770
Snap, Inc. - Class A (a)	200,121	4,508,726
Splunk, Inc. (a) (b)	554,531	34,541,736
Take-Two Interactive Software, Inc. (a)	169,356	10,037,730
Workday, Inc. - Class A (a) (b)	735,307	61,236,367

		163,845,721

Textiles, Apparel & Luxury Goods—0.9%
Under Armour, Inc. - Class C (a) (b)	496,058	9,077,861

Total Common Stocks (Cost $753,269,026)		927,564,583

Convertible Preferred Stock—2.0%

Internet Software & Services—2.0%
Airbnb, Inc. - Series D (a) (c) (d) (Cost $7,659,587)	188,136	19,771,212

Preferred Stocks—1.1%

Internet & Direct Marketing Retail—0.7%
Flipkart Online Pvt., Ltd. - Series D (a) (c) (d)	98,557	6,973,894

Internet Software & Services—0.0%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	422,887

Software—0.4%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	2,193,331
Palantir Technologies, Inc. - Series H (a) (c) (d)	174,289	705,870
Palantir Technologies, Inc. - Series H-1 (a) (c) (d)	174,289	705,870

		3,605,071

Total Preferred Stocks (Cost $5,614,903)		11,001,852

BHFTI-273

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Purchased Option—0.0%

Security Description	Notional/ Principal Amount*	Value

Currency Option—0.0%
USD Call/CNY Put, Strike Price CNY 7.90 Expires 05/23/17 (Counterparty - Royal Bank of Scotland plc) (e) (Cost $469,705)	114,786,032	$1,033

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $22,392,800 on 04/03/17, collateralized by $22,805,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $22,841,123.	22,392,632	22,392,632

Total Short-Term Investments (Cost $22,392,632)		22,392,632

Securities Lending Reinvestments (f)—26.3%

Certificates of Deposit—13.6%
ABN AMRO Bank NV Zero Coupon, 05/05/17	1,894,519	1,898,442
Bank of America N.A. 1.271%, 07/11/17 (g)	7,500,000	7,507,937
Bank of Montreal Chicago 1.081%, 09/06/17 (g)	5,500,000	5,505,614
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (g)	2,000,000	2,000,966
1.510%, 08/18/17	2,926,843	2,901,824
Canadian Imperial Bank 1.392%, 10/27/17 (g)	1,500,000	1,501,805
1.454%, 05/24/17 (g)	500,293	500,175
Chiba Bank, Ltd., New York 1.100%, 04/03/17	2,000,000	2,000,010
1.100%, 04/07/17	500,000	500,006
Cooperative Rabobank UA New York 1.422%, 10/13/17 (g)	2,500,000	2,503,405
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (g)	5,500,000	5,500,621
Credit Industriel et Commercial 1.440%, 04/05/17 (g)	3,900,000	3,900,168
Credit Suisse AG New York 1.511%, 04/03/17 (g)	4,500,000	4,500,072
1.581%, 04/11/17 (g)	1,500,000	1,500,123
DNB NOR Bank ASA 1.279%, 07/28/17 (g)	2,200,000	2,200,972
ING Bank NV 1.461%, 04/18/17 (g)	5,000,000	5,002,131
KBC Bank NV 1.150%, 04/18/17	5,000,000	5,000,450
1.150%, 04/27/17	1,500,000	1,499,115
1.170%, 04/06/17	2,000,000	2,000,020

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (g)	4,000,000	4,000,488
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (g)	1,000,000	1,000,576
1.591%, 04/11/17 (g)	3,500,000	3,500,266
1.643%, 04/18/17 (g)	2,900,000	2,900,420
National Australia Bank London 1.199%, 05/02/17 (g)	4,000,000	4,001,401
Natixis New York 1.241%, 08/03/17 (g)	3,900,000	3,902,512
1.444%, 04/07/17 (g)	4,000,000	4,000,220
Norinchukin Bank New York 1.346%, 08/21/17 (g)	2,500,000	2,500,783
1.451%, 07/12/17 (g)	5,000,000	5,004,425
Rabobank London 1.422%, 10/13/17 (g)	2,000,000	2,004,890
Royal Bank of Canada New York 1.340%, 04/04/17 (g)	3,750,000	3,749,906
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	3,532,317	3,502,023
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (g)	2,800,000	2,801,498
1.534%, 04/07/17 (g)	4,000,000	4,000,232
1.591%, 04/12/17 (g)	1,000,000	1,000,199
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (g)	2,000,000	2,001,296
1.558%, 04/10/17 (g)	2,500,000	2,500,315
1.572%, 04/26/17 (g)	3,000,000	3,000,993
Svenska Handelsbanken New York 1.508%, 05/18/17 (g)	5,000,000	5,002,585
Toronto Dominion Bank New York 1.221%, 03/13/18 (g)	8,000,000	7,997,181
UBS, Stamford 1.301%, 05/12/17 (g)	1,900,000	1,900,467
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (g)	2,200,000	2,203,597
1.452%, 04/26/17 (g)	2,300,000	2,300,612

		132,700,741

Commercial Paper—5.4%
Barton Capital S.A. 1.110%, 04/21/17	3,988,653	3,997,332
Commonwealth Bank Australia 1.389%, 10/23/17 (g)	4,000,000	4,004,888
DCAT LLC 1.200%, 04/11/17	1,298,613	1,299,641
Den Norske ASA 1.432%, 04/27/17 (g)	2,200,000	2,200,475
Erste Abwicklungsanstalt 1.098%, 07/18/17 (g)	9,000,000	8,999,208
HSBC plc 1.442%, 04/25/17 (g)	5,800,000	5,801,044

BHFTI-274

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Kells Funding LLC 1.100%, 06/05/17	2,390,760	$2,394,832
LMA S.A. & LMA Americas 1.090%, 05/10/17	498,516	499,391
1.120%, 04/13/17	1,495,800	1,499,466
Macquarie Bank, Ltd. 1.120%, 04/24/17	6,980,400	6,994,715
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (g)	1,500,000	1,499,823
1.300%, 06/12/17	3,979,922	3,990,556
Sheffield Receivables Co. 1.170%, 04/04/17	5,484,091	5,499,598
Westpac Banking Corp. 1.380%, 10/20/17 (g)	3,800,000	3,806,887

		52,487,856

Repurchase Agreements—6.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,683,582 on 04/03/17, collateralized by $3,859,697 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,737,079.	2,683,410	2,683,410
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,000,073 on 04/03/17, collateralized by $1,023,487 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $1,000,108 on 04/03/17, collateralized by $154,498 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $1,097,987.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $17,011,050 on 04/03/17, collateralized by $2,626,470 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $18,665,772.	17,000,000	17,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $5,028,800 on 06/02/17, collateralized by various Common Stock with a value of $5,500,000.	5,000,000	5,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $2,000,137 on 04/03/17, collateralized by $1,987,488 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $2,041,232.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,524,479 on 07/03/17, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $25,002,042 on 04/03/17, collateralized by $29,266,285 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $25,502,083.	25,000,000	25,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $3,000,233 on 04/03/17, collateralized by $8,980,423 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $3,060,000.	3,000,000	3,000,000

		59,283,410

Time Deposits—1.3%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.180%, 04/24/17	1,000,000	1,000,000
1.200%, 04/10/17	3,000,000	3,000,000

BHFTI-275

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Shinkin Central Bank 1.350%, 04/21/17	800,000	$800,000
1.440%, 04/25/17	2,500,000	2,500,000
1.440%, 04/26/17	800,000	800,000
1.440%, 04/27/17	700,000	700,000
Svenska 0.800%, 04/03/17	2,000,000	2,000,000

		12,800,000

Total Securities Lending Reinvestments (Cost $257,209,558)		257,272,007

Total Investments—126.6% (Cost $1,046,615,411) (h)		1,238,003,319
Other assets and liabilities (net)—(26.6)%		(260,420,864)

Net Assets—100.0%		$977,582,455

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $251,977,130 and the collateral received consisted of cash in the amount of $257,204,137. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 3.7% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $36,470,728, which is 3.7% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of March 31, 2017, these securities represent 0.0% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(h)	As of March 31, 2017, the aggregate cost of investments was $1,046,615,411. The aggregate unrealized appreciation and depreciation of investments were $254,272,886 and $(62,884,978), respectively, resulting in net unrealized appreciation of $191,387,908.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$19,771,212
Dropbox, Inc.	05/01/12	460,161	4,165,241	3,750,312
Dropbox, Inc. - Series A	05/25/12	51,888	470,125	422,887
Flipkart Online Pvt., Ltd. - Series D	10/04/13	98,557	2,264,087	6,973,894
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	2,193,331
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	705,870
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	705,870
SurveyMonkey, Inc.	11/25/14	303,799	4,997,494	1,947,352

				$36,470,728

BHFTI-276

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,208,154	$—	$—	$30,208,154
Automobiles	63,641,644	—	—	63,641,644
Biotechnology	12,293,374	—	—	12,293,374
Capital Markets	71,837,212	—	—	71,837,212
Construction Materials	9,357,032	—	—	9,357,032
Consumer Finance	9,169,706	—	—	9,169,706
Electronic Equipment, Instruments & Components	5,080,234	—	—	5,080,234
Health Care Equipment & Supplies	69,022,926	—	—	69,022,926
Health Care Technology	100,175,846	—	—	100,175,846
Hotels, Restaurants & Leisure	60,707,205	—	—	60,707,205
Internet Software & Services	91,587,038	—	5,697,664	97,284,702
IT Services	36,539,173	—	—	36,539,173
Life Sciences Tools & Services	59,694,650	—	—	59,694,650
Multiline Retail	24,059,288	—	—	24,059,288
Professional Services	70,546,355	—	—	70,546,355
Semiconductors & Semiconductor Equipment	35,023,500	—	—	35,023,500
Software	163,845,721	—	—	163,845,721
Textiles, Apparel & Luxury Goods	9,077,861	—	—	9,077,861
Total Common Stocks	921,866,919	—	5,697,664	927,564,583
Total Convertible Preferred Stock*	—	—	19,771,212	19,771,212
Total Preferred Stocks*	—	—	11,001,852	11,001,852
Total Purchased Option*	—	1,033	—	1,033
Total Short-Term Investment*	—	22,392,632	—	22,392,632
Total Securities Lending Reinvestments*	—	257,272,007	—	257,272,007
Total Investments	$921,866,919	$279,665,672	$36,470,728	$1,238,003,319

Collateral for Securities Loaned (Liability)	$—	$(257,204,137)	$—	$(257,204,137)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-277

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2016	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2017	Change in Unrealized Appreciation/ (Depreciaton) from Investments Still Held at March 31, 2017
Common Stocks
Internet Software & Services	$6,364,897	$(667,233)	$5,697,664	$(667,233)
Convertible Preferred Stocks
Internet Software & Services	19,771,212	0	19,771,212	0
Preferred Stocks
Internet & Direct Marketing Retail	4,978,114	1,995,780	6,973,894	1,995,780
Internet Software & Services	498,125	(75,238)	422,887	(75,238)
Software	3,605,071	0	3,605,071	0

Total	$35,217,419	$1,253,309	$36,470,728	$1,253,309

	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$3,750,312	Market Transaction Method	Precedent Transaction	$8.15	$8.15	$8.15	Increase
	1,947,352	Discounted Cash Flow	Weighted Average Cost of Capital	16.50%	18.50%	17.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	4.9x	4.9x	4.9x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Preferred Stocks
Internet & Direct Marketing Retail	6,973,894	Market Transaction Method	Pending Transactions	$61.68	$88.11	$74.90	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.50%	19.50%	18.50%	Decrease
			Perpetual Growth Rate	3.50%	4.50%	4.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	2.4x	2.4x	2.4x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Internet Software & Services	422,887	Market Transaction Method	Precedent Transaction	$8.15	$8.15	$8.15	Increase
Software	3,605,071	Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	8.3x	8.3x	8.3x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	19,771,212	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	12.8x	12.8x	12.8x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease

BHFTI-278

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

China—1.5%
JD.com, Inc. (ADR) (a) (b)	646,809	$20,122,228

Denmark—0.4%
FLSmidth & Co. A/S	105,709	5,651,214

France—5.9%
Kering	98,584	25,522,160
LVMH Moet Hennessy Louis Vuitton SE	164,157	36,094,708
Societe Generale S.A.	380,929	19,372,675

		80,989,543

Germany—7.4%
Allianz SE	137,103	25,396,701
Bayer AG	157,142	18,113,690
Linde AG	74,300	12,367,483
SAP SE	358,114	35,139,666
Siemens AG	74,770	10,242,382

		101,259,922

India—3.8%
DLF, Ltd.	10,029,757	22,981,389
ICICI Bank, Ltd. (ADR)	2,103,360	18,088,896
Zee Entertainment Enterprises, Ltd.	1,413,049	11,652,280

		52,722,565

Ireland—0.6%
Shire plc	138,456	8,055,885

Italy—1.1%
Brunello Cucinelli S.p.A.	201,897	4,802,938
Prysmian S.p.A.	212,201	5,609,597
Tod’s S.p.A. (a)	65,871	5,154,421

		15,566,956

Japan—14.3%
Dai-ichi Life Holdings, Inc.	1,084,600	19,552,957
FANUC Corp.	59,400	12,208,168
KDDI Corp.	750,100	19,708,825
Keyence Corp.	70,600	28,318,725
Kyocera Corp.	304,500	17,007,896
Murata Manufacturing Co., Ltd.	250,300	35,709,669
Nidec Corp.	297,900	28,401,378
Nintendo Co., Ltd.	37,000	8,605,700
Sumitomo Mitsui Financial Group, Inc.	172,800	6,300,396
Suzuki Motor Corp.	291,500	12,136,818
TDK Corp.	117,500	7,463,820

		195,414,352

Netherlands—2.9%
Airbus SE	527,792	40,164,652

Spain—3.3%
Banco Bilbao Vizcaya Argentaria S.A.	1,108,585	8,597,642
Industria de Diseno Textil S.A.	809,297	28,525,201
International Consolidated Airlines Group S.A.	1,211,660	8,040,794

		45,163,637

Sweden—1.4%
Assa Abloy AB - Class B	953,418	19,565,655

Switzerland—3.2%
Credit Suisse Group AG (b)	534,524	7,939,711
Roche Holding AG	48,487	12,369,294
UBS Group AG	1,462,637	23,409,648

		43,718,653

United Kingdom—5.8%
Circassia Pharmaceuticals plc (a) (b)	2,218,564	2,967,424
Earthport plc (b)	6,014,217	2,020,719
International Game Technology plc	422,201	10,006,164
Prudential plc	1,208,023	25,553,884
TechnipFMC plc (b)	359,304	11,692,259
Unilever plc	542,943	26,798,454

		79,038,904

United States—45.9%
3M Co.	110,030	21,052,040
ACADIA Pharmaceuticals, Inc. (a) (b)	340,290	11,699,170
Adobe Systems, Inc. (b)	214,630	27,929,802
Aetna, Inc.	245,770	31,347,963
Alphabet, Inc. - Class A (b)	43,080	36,523,224
Alphabet, Inc. - Class C (b)	44,698	37,079,673
Anthem, Inc.	159,760	26,421,109
Biogen, Inc. (b)	51,890	14,187,764
BioMarin Pharmaceutical, Inc. (b)	77,130	6,770,471
Bluebird Bio, Inc. (a) (b)	74,310	6,754,779
Blueprint Medicines Corp. (b)	49,200	1,967,508
Centene Corp. (b)	97,150	6,922,909
Citigroup, Inc.	652,910	39,057,076
Colgate-Palmolive Co.	474,500	34,728,655
Emerson Electric Co.	116,500	6,973,690
Facebook, Inc. - Class A (b)	230,280	32,711,274
FNF Group (a)	327,260	12,743,504
Gilead Sciences, Inc.	188,410	12,796,807
Goldman Sachs Group, Inc. (The)	104,600	24,028,712
Intuit, Inc.	257,850	29,908,022
Ionis Pharmaceuticals, Inc. (a) (b)	208,730	8,390,946
MacroGenics, Inc. (a) (b)	253,770	4,720,122
Maxim Integrated Products, Inc.	611,540	27,494,838
PayPal Holdings, Inc. (b)	289,090	12,436,652
S&P Global, Inc.	346,270	45,271,340
Sage Therapeutics, Inc. (b)	127,310	9,047,922
Tiffany & Co. (a)	214,490	20,440,897
Twitter, Inc. (a) (b)	542,260	8,106,787
United Parcel Service, Inc. - Class B	142,980	15,341,754
Vertex Pharmaceuticals, Inc. (a) (b)	26,390	2,885,747
Walt Disney Co. (The)	243,990	27,666,026
Whole Foods Market, Inc. (a)	219,730	6,530,376
Zimmer Biomet Holdings, Inc.	158,030	19,297,043

		629,234,602

Total Common Stocks (Cost $982,346,890)		1,336,668,768

BHFTI-279

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Preferred Stock—1.8%

Security Description	Shares/ Principal Amount*	Value

Germany—1.8%
Bayerische Motoren Werke (BMW) AG (Cost $20,781,881)	319,537	$25,169,320

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $5,937,340 on 04/03/17, collateralized by $6,050,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $6,059,583.	5,937,296	5,937,296

Total Short-Term Investments (Cost $5,937,296)		5,937,296

Securities Lending Reinvestments (c)—6.2%

Certificates of Deposit—3.0%
ABN AMRO Bank NV Zero Coupon, 06/23/17	2,490,251	2,493,850
Banco Del Estado De Chile New York 1.426%, 06/21/17 (d)	1,500,000	1,500,813
Bank of America N.A. 1.271%, 07/11/17 (d)	1,000,000	1,001,058
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	1,000,000	1,000,483
Canadian Imperial Bank 1.392%, 10/27/17 (d)	1,000,000	1,001,203
1.454%, 05/24/17 (d)	500,293	500,175
Chiba Bank, Ltd., New York 1.100%, 04/03/17	500,000	500,003
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	500,000	500,681
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	1,250,000	1,250,141
Credit Industriel et Commercial 1.440%, 04/05/17 (d)	1,000,000	1,000,043
Credit Suisse AG New York 1.511%, 04/03/17 (d)	1,000,000	1,000,016
1.581%, 04/11/17 (d)	500,000	500,041
1.581%, 05/12/17 (d)	1,000,000	1,000,303
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	600,000	600,265
ING Bank NV 1.461%, 04/18/17 (d)	1,400,000	1,400,597
KBC Bank NV 1.150%, 04/18/17	1,000,000	1,000,090
1.150%, 04/27/17	2,000,000	1,998,820
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	1,000,000	1,000,122
Mizuho Bank, Ltd., New York 1.591%, 04/11/17 (d)	600,000	600,046
1.643%, 04/18/17 (d)	1,500,000	1,500,217

Certificates of Deposit—(Continued)
National Australia Bank London 1.199%, 05/02/17 (d)	1,500,000	1,500,526
1.338%, 11/09/17 (d)	1,000,000	998,370
Natixis New York 1.241%, 08/03/17 (d)	1,100,000	1,100,708
Norinchukin Bank New York 1.346%, 08/21/17 (d)	1,000,000	1,000,313
1.451%, 07/12/17 (d)	2,500,000	2,502,212
Rabobank London 1.422%, 10/13/17 (d)	500,000	501,223
Royal Bank of Canada New York 1.340%, 04/04/17 (d)	1,250,000	1,249,969
1.422%, 10/13/17 (d)	500,000	500,894
Sumitomo Bank New York 1.410%, 05/05/17 (d)	500,000	500,097
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (d)	1,000,000	1,000,058
1.591%, 04/12/17 (d)	500,000	500,100
Sumitomo Mitsui Trust Bank, Ltd., New York 1.359%, 06/02/17 (d)	3,700,000	3,702,398
1.558%, 04/10/17 (d)	1,000,000	1,000,126
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	1,250,000	1,250,646
UBS, Stamford 1.301%, 05/12/17 (d)	800,000	800,197
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	700,000	701,144
1.452%, 04/26/17 (d)	800,000	800,213

		40,958,161

Commercial Paper—1.2%
Barton Capital S.A. 1.110%, 04/21/17	1,495,745	1,498,999
Commonwealth Bank Australia 1.389%, 10/23/17 (d)	1,500,000	1,501,833
DCAT LLC 1.200%, 04/11/17	399,573	399,890
Den Norske ASA 1.432%, 04/27/17 (d)	600,000	600,130
HSBC plc 1.442%, 04/25/17 (d)	1,600,000	1,600,288
LMA S.A. & LMA Americas 1.120%, 04/13/17	1,495,800	1,499,466
Macquarie Bank, Ltd. 1.120%, 04/20/17	997,200	999,351
Ridgefield Funding Co. LLC 1.300%, 06/12/17	2,238,706	2,244,688
Sheffield Receivables Co. 1.170%, 04/04/17	997,108	999,927
Starbird Funding Corp. 1.441%, 06/13/17 (d)	1,500,000	1,500,529
Versailles Commercial Paper LLC 1.120%, 04/24/17	1,994,400	1,998,774

BHFTI-280

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Westpac Banking Corp. 1.380%, 10/20/17 (d)	1,000,000	$1,001,812

		15,845,687

Repurchase Agreements—1.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,058,342 on 04/03/17, collateralized by $2,960,437 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $2,099,375.	2,058,210	2,058,210
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $1,900,139 on 04/03/17, collateralized by $1,944,626 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $1,938,000.	1,900,000	1,900,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $2,214,186 on 07/03/17, collateralized by various Common Stock with a value of $2,420,000.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $94,172 on 04/03/17, collateralized by $95,274 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $96,050.	94,165	94,165
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $754,320 on 06/02/17, collateralized by various Common Stock with a value of $825,000.	750,000	750,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $1,211,750 on 07/03/17, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	1,200,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $4,000,327 on 04/03/17, collateralized by $4,682,606 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000%, maturity dates ranging from 06/30/18 - 01/16/58, with a value of $4,080,333.	4,000,000	4,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $6,000,465 on 04/03/17, collateralized by $17,960,847 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $6,120,000.	6,000,000	6,000,000

		22,202,375

Time Deposits—0.4%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.180%, 04/24/17	2,250,000	2,250,000
1.200%, 04/10/17	750,000	750,000
Shinkin Central Bank 1.440%, 04/26/17	900,000	900,000
1.440%, 04/27/17	200,000	200,000

		6,100,000

Total Securities Lending Reinvestments (Cost $85,086,773)		85,106,223

Total Investments—105.9% (Cost $1,094,152,840) (e)		1,452,881,607
Other assets and liabilities (net)—(5.9)%		(81,369,819)

Net Assets—100.0%		$1,371,511,788

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $82,352,691 and the collateral received consisted of cash in the amount of $85,061,450. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,094,152,840. The aggregate unrealized appreciation and depreciation of investments were $381,662,211 and $(22,933,444), respectively, resulting in net unrealized appreciation of $358,728,767.

BHFTI-281

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2017 (Unaudited)	% of Net Assets
Internet Software & Services	8.3
Software	7.4
Capital Markets	7.3
Banks	6.7
Biotechnology	6.6
Electronic Equipment, Instruments & Components	6.5
Insurance	6.1
Textiles, Apparel & Luxury Goods	5.2
Health Care Providers & Services	4.7
Specialty Retail	3.6

BHFTI-282

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$20,122,228	$—	$—	$20,122,228
Denmark	—	5,651,214	—	5,651,214
France	—	80,989,543	—	80,989,543
Germany	—	101,259,922	—	101,259,922
India	18,088,896	34,633,669	—	52,722,565
Ireland	—	8,055,885	—	8,055,885
Italy	—	15,566,956	—	15,566,956
Japan	—	195,414,352	—	195,414,352
Netherlands	—	40,164,652	—	40,164,652
Spain	—	45,163,637	—	45,163,637
Sweden	—	19,565,655	—	19,565,655
Switzerland	—	43,718,653	—	43,718,653
United Kingdom	10,006,164	69,032,740	—	79,038,904
United States	629,234,602	—	—	629,234,602
Total Common Stocks	677,451,890	659,216,878	—	1,336,668,768
Total Preferred Stock*	—	25,169,320	—	25,169,320
Total Short-Term Investment*	—	5,937,296	—	5,937,296
Total Securities Lending Reinvestments*	—	85,106,223	—	85,106,223
Total Investments	$677,451,890	$775,429,717	$—	$1,452,881,607

Collateral for Securities Loaned (Liability)	$—	$(85,061,450)	$—	$(85,061,450)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-283

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—21.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—21.3%
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR) (a)	8,789,827	$10,191,677
France Government Bond OAT 0.250%, 07/25/24 (EUR) (a)	11,097,508	12,703,053
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (a)	6,415,928	7,581,692
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	11,405,892	23,869,477

Total Foreign Government (Cost $55,102,316)		54,345,899

Mutual Fund—14.0%

Investment Company Security—14.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $36,024,645)	302,597	35,679,212

Common Stocks—12.0%

Aerospace & Defense—0.1%
Arconic, Inc.	932	24,549
Boeing Co. (The)	139	24,583
CAE, Inc.	2,768	42,295
Elbit Systems, Ltd.	530	60,608
General Dynamics Corp.	111	20,779
L3 Technologies, Inc.	128	21,157
Leonardo S.p.A. (b)	1,580	22,401
Lockheed Martin Corp.	59	15,788
Northrop Grumman Corp.	68	16,173
Raytheon Co.	120	18,300
Rockwell Collins, Inc.	187	18,169
Safran S.A.	295	22,040
Thales S.A.	229	22,149
TransDigm Group, Inc.	35	7,706
United Technologies Corp.	195	21,881

		358,578

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	16,308
Deutsche Post AG	876	29,991
Expeditors International of Washington, Inc.	329	18,585
FedEx Corp.	118	23,028
Yamato Holdings Co., Ltd.	800	16,794

		104,706

Airlines—0.1%
Alaska Air Group, Inc.	237	21,856
American Airlines Group, Inc.	458	19,373
Cathay Pacific Airways, Ltd.	28,000	40,649
Delta Air Lines, Inc.	345	15,856

Airlines—(Continued)
International Consolidated Airlines Group S.A. - Class DI	2,843	18,806
Ryanair Holdings plc (ADR) (b)	645	53,522
Singapore Airlines, Ltd.	4,000	28,795
Southwest Airlines Co.	394	21,182
United Continental Holdings, Inc. (b)	325	22,958

		242,997

Auto Components—0.1%
Delphi Automotive plc	266	21,410
Linamar Corp.	505	22,971
Magna International, Inc.	703	30,338
Nokian Renkaat Oyj	1,177	49,146

		123,865

Automobiles—0.0%
Daimler AG	344	25,405
Ferrari NV	650	48,366
Fiat Chrysler Automobiles NV (b)	2,298	24,991
Ford Motor Co.	1,273	14,818

		113,580

Banks—0.3%
ABN AMRO Group NV	1,069	25,931
Banco Bilbao Vizcaya Argentaria S.A.	3,372	26,152
Bank Hapoalim B.M.	6,281	38,263
Bank Leumi Le-Israel B.M. (b)	8,506	37,549
Bank of Ireland (b)	120,655	30,231
Bank of Montreal	331	24,723
Bank of Nova Scotia (The)	409	23,928
Bankinter S.A.	3,025	25,402
Canadian Imperial Bank of Commerce	295	25,437
Citigroup, Inc.	272	16,271
Citizens Financial Group, Inc.	469	16,204
Comerica, Inc.	360	24,689
Danske Bank A/S	1,272	43,383
DNB ASA	2,129	33,752
Erste Group Bank AG	782	25,468
Fifth Third Bancorp	891	22,631
Fukuoka Financial Group, Inc.	5,000	21,713
ING Groep NV	1,800	27,195
Intesa Sanpaolo S.p.A. - Risparmio Shares	10,612	26,989
Japan Post Bank Co., Ltd.	1,800	22,375
KBC Groep NV	400	26,540
KeyCorp	1,314	23,363
Mizrahi Tefahot Bank, Ltd.	2,557	43,346
Mizuho Financial Group, Inc.	11,700	21,500
People’s United Financial, Inc.	1,168	21,258
Raiffeisen Bank International AG (b)	1,007	22,880
Royal Bank of Canada	347	25,282
Sumitomo Mitsui Financial Group, Inc.	500	18,230
SunTrust Banks, Inc.	327	18,083
Suruga Bank, Ltd.	900	19,001

BHFTI-284

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Toronto-Dominion Bank (The)	500	$25,044
U.S. Bancorp	414	21,321
Zions Bancorp	549	23,058

		847,192

Beverages—0.3%
Anheuser-Busch InBev S.A.	432	47,459
Asahi Group Holdings, Ltd.	900	34,065
Brown-Forman Corp. - Class B	614	28,355
Carlsberg A/S - Class B	610	56,285
Coca-Cola Amatil, Ltd.	5,567	45,996
Coca-Cola Co. (The)	653	27,713
Coca-Cola European Partners plc	856	32,010
Constellation Brands, Inc. - Class A	167	27,066
Diageo plc	882	25,265
Dr Pepper Snapple Group, Inc.	314	30,747
Heineken Holding NV	402	31,968
Heineken NV	359	30,551
Kirin Holdings Co., Ltd.	1,900	35,898
Molson Coors Brewing Co. - Class B	297	28,426
Monster Beverage Corp. (b)	561	25,901
PepsiCo, Inc.	327	36,578
Pernod-Ricard S.A.	257	30,418
Remy Cointreau S.A.	348	34,073
Suntory Beverage & Food, Ltd.	600	25,308
Treasury Wine Estates, Ltd.	3,976	37,086

		671,168

Biotechnology—0.1%
AbbVie, Inc.	342	22,285
Alexion Pharmaceuticals, Inc. (b)	119	14,427
Amgen, Inc.	125	20,509
Biogen, Inc. (b)	61	16,678
Celgene Corp. (b)	176	21,900
CSL, Ltd.	550	52,518
Genmab A/S (b)	177	34,116
Grifols S.A.	3,847	94,359
Regeneron Pharmaceuticals, Inc. (b)	41	15,888
Shire plc	597	34,736

		327,416

Building Products—0.0%
Allegion plc	226	17,108
Johnson Controls International plc	466	19,628

		36,736

Capital Markets—0.1%
Affiliated Managers Group, Inc.	99	16,230
Ameriprise Financial, Inc.	164	21,268
Bank of New York Mellon Corp. (The)	387	18,278
BlackRock, Inc.	37	14,190
Charles Schwab Corp. (The)	421	17,181
Daiwa Securities Group, Inc.	3,000	18,329
Deutsche Boerse AG (b)	304	27,861
Goldman Sachs Group, Inc. (The)	108	24,810

Capital Markets—(Continued)
Legg Mason, Inc.	439	15,852
Moody’s Corp.	137	15,349
Nasdaq, Inc.	203	14,098
S&P Global, Inc.	126	16,473
State Street Corp.	267	21,256
T. Rowe Price Group, Inc.	207	14,107
UBS Group AG	1,106	17,702

		272,984

Chemicals—0.6%
Agrium, Inc.	331	31,590
Air Liquide S.A.	438	50,047
Air Products & Chemicals, Inc.	227	30,711
Air Water, Inc.	1,400	25,910
Akzo Nobel NV	674	55,860
Albemarle Corp.	133	14,050
Arkema S.A.	326	32,196
CF Industries Holdings, Inc.	937	27,501
Chr Hansen Holding A/S	1,268	81,335
Croda International plc	618	27,618
Dow Chemical Co. (The)	482	30,626
E.I. du Pont de Nemours & Co.	363	29,160
Eastman Chemical Co.	300	24,240
Ecolab, Inc.	246	30,834
EMS-Chemie Holding AG	59	34,378
FMC Corp.	540	37,579
Frutarom Industries, Ltd.	1,021	56,973
Givaudan S.A.	20	36,023
International Flavors & Fragrances, Inc.	242	32,072
Israel Chemicals, Ltd.	10,392	44,149
Johnson Matthey plc	683	26,383
JSR Corp.	1,400	23,664
K&S AG	1,183	27,500
Kaneka Corp.	3,000	22,424
Koninklijke DSM NV	655	44,293
Kuraray Co., Ltd.	1,800	27,374
LyondellBasell Industries NV - Class A	338	30,822
Mitsubishi Gas Chemical Co., Inc.	1,200	24,982
Monsanto Co.	303	34,300
Mosaic Co. (The)	1,126	32,857
Novozymes A/S - B Shares	1,581	62,666
PPG Industries, Inc.	292	30,683
Praxair, Inc.	237	28,108
Sherwin-Williams Co. (The)	109	33,811
Shin-Etsu Chemical Co., Ltd.	300	26,090
Sika AG	6	36,007
Solvay S.A.	361	44,117
Sumitomo Chemical Co., Ltd.	4,000	22,437
Symrise AG	638	42,430
Syngenta AG	68	30,015
Teijin, Ltd.	1,000	18,902
Toray Industries, Inc.	3,000	26,648
Umicore S.A.	878	50,018
Yara International ASA	934	35,968

		1,515,351

BHFTI-285

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—0.1%
Brambles, Ltd.	3,912	$27,900
Cintas Corp.	159	20,120
ISS A/S	666	25,144
Pitney Bowes, Inc.	910	11,930
Republic Services, Inc.	355	22,298
Stericycle, Inc. (b)	188	15,583
Waste Management, Inc.	259	18,886

		141,861

Communications Equipment—0.1%
Cisco Systems, Inc.	645	21,801
Harris Corp.	218	24,257
Juniper Networks, Inc.	644	17,922
Motorola Solutions, Inc.	248	21,383
Nokia Oyj	14,804	79,879
Telefonaktiebolaget LM Ericsson - B Shares	12,906	86,220

		251,462

Construction & Engineering—0.0%
Boskalis Westminster	622	21,450
Jacobs Engineering Group, Inc.	309	17,081
SNC-Lavalin Group, Inc.	718	28,173

		66,704

Construction Materials—0.1%
CRH plc	1,530	53,932
Fletcher Building, Ltd.	7,622	44,292
HeidelbergCement AG	313	29,304
Martin Marietta Materials, Inc.	154	33,610
Vulcan Materials Co.	252	30,361

		191,499

Consumer Finance—0.0%
Navient Corp.	1,182	17,447
Synchrony Financial	391	13,411

		30,858

Containers & Packaging—0.1%
Amcor, Ltd.	2,279	26,204
Avery Dennison Corp.	416	33,530
Ball Corp.	408	30,298
International Paper Co.	766	38,897
Owens-Illinois, Inc. (b)	1,526	31,100
Sealed Air Corp.	645	28,109
WestRock Co.	609	31,686

		219,824

Distributors—0.0%
Genuine Parts Co.	188	17,373
Jardine Cycle & Carriage, Ltd.	1,400	43,898
LKQ Corp. (b)	474	13,874

		75,145

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	800	25,089
H&R Block, Inc.	619	14,392

		39,481

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	118	19,668
Industrivarden AB - C Shares	1,594	34,556
Investor AB - B Shares	756	31,852
Leucadia National Corp.	963	25,038
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	20,501
Wendel S.A.	214	27,113

		158,728

Diversified Telecommunication Services—1.1%
AT&T, Inc.	6,239	259,230
BCE, Inc.	1,778	78,722
Bezeq The Israeli Telecommunication Corp., Ltd.	51,085	91,764
BT Group plc	15,520	61,880
CenturyLink, Inc.	8,385	197,634
Deutsche Telekom AG	3,693	64,709
Elisa Oyj	1,913	67,699
Frontier Communications Corp.	41,414	88,626
HKT Trust & HKT, Ltd.	75,000	97,089
Iliad S.A.	253	56,620
Inmarsat plc	7,728	82,411
Koninklijke KPN NV	25,129	75,658
Level 3 Communications, Inc. (b)	2,766	158,271
Nippon Telegraph & Telephone Corp.	1,800	76,888
Orange S.A.	3,560	55,398
PCCW, Ltd.	157,000	92,610
Proximus	3,105	97,435
SFR Group S.A. (b)	1,361	42,820
Singapore Telecommunications, Ltd.	23,200	65,044
Spark New Zealand, Ltd.	27,685	67,703
Swisscom AG	193	89,045
TDC A/S	12,434	64,052
Telecom Italia S.p.A. (b)	48,002	43,169
Telecom Italia S.p.A. - Risparmio Shares	59,282	43,309
Telefonica Deutschland Holding AG	14,420	71,556
Telefonica S.A.	5,840	65,520
Telenor ASA	4,069	67,735
Telia Co. AB	11,233	47,154
Telstra Corp., Ltd.	16,356	58,214
TELUS Corp.	1,830	59,406
TPG Telecom, Ltd.	8,682	46,193
Verizon Communications, Inc.	4,414	215,183
Vocus Group, Ltd.	13,003	42,859

		2,791,606

Electric Utilities—0.7%
Alliant Energy Corp.	1,160	45,948
American Electric Power Co., Inc.	626	42,023
AusNet Services	35,475	45,610
Cheung Kong Infrastructure Holdings, Ltd.	10,000	78,479
Chubu Electric Power Co., Inc.	2,300	30,907

BHFTI-286

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Chugoku Electric Power Co., Inc. (The)	2,900	$32,139
CLP Holdings, Ltd.	7,500	78,460
Contact Energy, Ltd.	13,987	49,560
DONG Energy A/S	2,128	82,004
Duke Energy Corp.	524	42,973
Edison International	566	45,059
EDP - Energias de Portugal S.A.	19,813	67,157
Electricite de France S.A.	3,815	32,008
Emera, Inc.	1,377	48,646
Endesa S.A.	1,873	44,018
Enel S.p.A.	11,684	55,019
Entergy Corp.	600	45,576
Eversource Energy	808	47,494
Exelon Corp.	1,327	47,746
FirstEnergy Corp.	1,409	44,834
Fortis, Inc.	1,364	45,202
Fortum Oyj	3,905	61,815
HK Electric Investments & HK Electric Investments, Ltd.	67,500	62,273
Hokuriku Electric Power Co.	3,200	31,170
Hydro One, Ltd. (144A)	2,467	44,986
Iberdrola S.A.	4,609	32,968
Kansai Electric Power Co., Inc. (The)	3,200	39,359
Kyushu Electric Power Co., Inc.	2,800	29,932
Mercury NZ, Ltd.	18,453	40,756
NextEra Energy, Inc.	341	43,774
PG&E Corp.	679	45,059
Pinnacle West Capital Corp.	554	46,193
Power Assets Holdings, Ltd.	7,500	64,691
PPL Corp.	1,139	42,587
Red Electrica Corp. S.A.	1,648	31,602
Southern Co. (The)	794	39,525
SSE plc	2,634	48,718
Terna Rete Elettrica Nazionale S.p.A.	11,385	56,477
Tohoku Electric Power Co., Inc.	2,300	31,202
Tokyo Electric Power Co. Holdings, Inc. (b)	5,800	22,759
Xcel Energy, Inc.	1,038	46,139

		1,912,847

Electrical Equipment—0.0%
ABB, Ltd.	1,108	25,914
Eaton Corp. plc	307	22,764
Emerson Electric Co.	400	23,944
Prysmian S.p.A.	1,058	27,968
Rockwell Automation, Inc.	138	21,488

		122,078

Electronic Equipment, Instruments & Components—0.1%
Corning, Inc.	849	22,923
FLIR Systems, Inc.	560	20,317
Hamamatsu Photonics KK	900	25,956
Hexagon AB - B Shares	1,675	67,295
Hirose Electric Co., Ltd.	200	27,742
Ingenico Group S.A.	566	53,360
Keyence Corp.	100	40,112
TE Connectivity, Ltd.	319	23,781

		281,486

Energy Equipment & Services—0.1%
Baker Hughes, Inc.	474	28,355
Diamond Offshore Drilling, Inc. (b)	769	12,850
Halliburton Co.	527	25,934
Helmerich & Payne, Inc.	362	24,098
National Oilwell Varco, Inc.	744	29,827
Petrofac, Ltd.	3,726	42,949
Saipem S.p.A. (b)	70,219	31,874
Schlumberger, Ltd.	309	24,133
TechnipFMC plc (b)	855	27,787
Tenaris S.A.	2,453	41,952
Transocean, Ltd. (b)	1,837	22,871

		312,630

Equity Real Estate Investment Trusts—0.2%
American Tower Corp.	120	14,585
Apartment Investment & Management Co. - Class A	320	14,192
AvalonBay Communities, Inc.	75	13,770
CapitaLand Mall Trust	16,900	23,814
Crown Castle International Corp.	132	12,467
Digital Realty Trust, Inc.	138	14,682
Equinix, Inc.	36	14,413
Essex Property Trust, Inc.	68	15,744
Extra Space Storage, Inc.	152	11,307
Federal Realty Investment Trust	66	8,811
Fonciere Des Regions	332	27,703
Gecina S.A.	213	28,905
GPT Group (The)	7,625	30,029
H&R Real Estate Investment Trust	1,522	26,403
HCP, Inc.	519	16,234
Host Hotels & Resorts, Inc.	908	16,943
Iron Mountain, Inc.	357	12,734
Kimco Realty Corp.	512	11,310
Macerich Co. (The)	190	12,236
Public Storage	65	14,229
Realty Income Corp.	243	14,466
Scentre Group	5,107	16,734
SL Green Realty Corp.	167	17,806
Suntec Real Estate Investment Trust	23,500	30,112
UDR, Inc.	471	17,079
Ventas, Inc.	235	15,285
Vicinity Centres	10,867	23,490
Vornado Realty Trust	75	7,523
Welltower, Inc.	226	16,005

		499,011

Food & Staples Retailing—0.4%
Aeon Co., Ltd.	1,800	26,313
Alimentation Couche Tard, Inc. - Class B	972	43,913
Carrefour S.A.	1,156	27,274
Colruyt S.A.	1,368	67,161
Costco Wholesale Corp.	213	35,718
CVS Health Corp.	310	24,335
Distribuidora Internacional de Alimentacion S.A.	10,019	57,941
Empire Co., Ltd.	3,656	55,863
FamilyMart UNY Holdings Co., Ltd.	400	23,852

BHFTI-287

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
George Weston, Ltd.	441	$38,477
ICA Gruppen AB	1,306	44,588
J Sainsbury plc	7,199	23,840
Jean Coutu Group PJC, Inc. (The) - Class A	2,399	37,757
Jeronimo Martins SGPS S.A.	2,761	49,426
Koninklijke Ahold Delhaize NV	1,317	28,187
Kroger Co. (The)	859	25,332
Loblaw Cos., Ltd.	712	38,634
Metro AG	910	29,105
Metro, Inc.	1,203	36,953
Sysco Corp.	505	26,220
Tesco plc (b)	8,638	20,092
Wal-Mart Stores, Inc.	455	32,796
Walgreens Boots Alliance, Inc.	395	32,805
Wesfarmers, Ltd.	1,351	46,447
Whole Foods Market, Inc.	983	29,215
WM Morrison Supermarkets plc	7,958	23,930
Woolworths, Ltd.	2,362	47,772

		973,946

Food Products—0.5%
Ajinomoto Co., Inc.	1,300	25,689
Archer-Daniels-Midland Co.	776	35,727
Aryzta AG (b)	1,039	33,350
Associated British Foods plc	716	23,395
Barry Callebaut AG (b)	22	28,757
Campbell Soup Co.	465	26,617
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	9	51,037
Conagra Brands, Inc.	632	25,495
Danone S.A.	490	33,344
General Mills, Inc.	523	30,862
Golden Agri-Resources, Ltd.	224,600	61,762
Hershey Co. (The)	333	36,380
Hormel Foods Corp.	875	30,301
J.M. Smucker Co. (The)	241	31,590
Kellogg Co.	424	30,787
Kerry Group plc - Class A	1,071	84,318
Kraft Heinz Co. (The)	384	34,871
Lamb Weston Holdings, Inc.	210	8,833
Marine Harvest ASA (b)	2,581	39,320
McCormick & Co., Inc.	290	28,289
Mead Johnson Nutrition Co.	425	37,859
Mondelez International, Inc. - Class A	663	28,562
Nestle S.A.	374	28,691
NH Foods, Ltd.	1,000	26,860
Nisshin Seifun Group, Inc.	1,800	26,939
Nissin Foods Holdings Co., Ltd.	500	27,705
Orkla ASA	4,184	37,453
Saputo, Inc.	971	33,507
Tate & Lyle plc	3,028	29,005
Toyo Suisan Kaisha, Ltd.	900	33,570
Tyson Foods, Inc. - Class A	383	23,635
WH Group, Ltd.	94,500	81,450
Wilmar International, Ltd.	18,700	47,151

		1,163,111

Gas Utilities—0.1%
APA Group	6,216	42,536
Gas Natural SDG S.A.	1,368	29,933
Hong Kong & China Gas Co., Ltd.	33,000	65,981
Osaka Gas Co., Ltd.	13,000	49,468
Toho Gas Co., Ltd.	5,000	35,441
Tokyo Gas Co., Ltd.	11,000	50,132

		273,491

Health Care Equipment & Supplies—0.3%
Abbott Laboratories	609	27,046
Baxter International, Inc.	411	21,314
Becton Dickinson & Co.	87	15,959
Boston Scientific Corp. (b)	835	20,766
C.R. Bard, Inc.	79	19,635
Cochlear, Ltd.	450	46,468
Coloplast A/S - Class B	670	52,325
DENTSPLY SIRONA, Inc.	281	17,546
Edwards Lifesciences Corp. (b)	178	16,744
Essilor International S.A.	607	73,719
Getinge AB - B Shares	4,937	86,665
Hologic, Inc. (b)	552	23,488
Intuitive Surgical, Inc. (b)	28	21,461
Medtronic plc	241	19,415
Smith & Nephew plc	3,434	52,328
Sonova Holding AG	316	43,846
Stryker Corp.	152	20,011
Terumo Corp.	800	27,832
Varian Medical Systems, Inc. (b)	229	20,869
William Demant Holding A/S (b)	2,906	60,728
Zimmer Biomet Holdings, Inc.	155	18,927

		707,092

Health Care Providers & Services—0.3%
Aetna, Inc.	180	22,959
AmerisourceBergen Corp.	256	22,656
Anthem, Inc.	170	28,115
Cardinal Health, Inc.	190	15,494
Centene Corp. (b)	299	21,307
Cigna Corp.	138	20,216
DaVita, Inc. (b)	248	16,857
Express Scripts Holding Co. (b)	249	16,412
Fresenius Medical Care AG & Co. KGaA	733	61,814
Fresenius SE & Co. KGaA	626	50,280
HCA Holdings, Inc. (b)	219	19,489
Healthscope, Ltd.	23,317	40,405
Henry Schein, Inc. (b)	98	16,657
Humana, Inc.	101	20,820
Laboratory Corp. of America Holdings (b)	149	21,377
McKesson Corp.	99	14,678
Mediclinic International plc	3,624	32,308
Medipal Holdings Corp.	1,700	26,712
Miraca Holdings, Inc.	600	27,653
Patterson Cos., Inc.	400	18,092
Quest Diagnostics, Inc.	252	24,744
Ramsay Health Care, Ltd.	848	45,261
Ryman Healthcare, Ltd.	14,146	83,000

BHFTI-288

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Sonic Healthcare, Ltd.	3,593	$60,687
Suzuken Co., Ltd.	800	26,305
UnitedHealth Group, Inc.	129	21,157
Universal Health Services, Inc. - Class B	172	21,405

		796,860

Health Care Technology—0.0%
Cerner Corp. (b)	370	21,775

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure, Ltd.	2,143	29,405
Carnival Corp.	371	21,856
Carnival plc	307	17,573
Chipotle Mexican Grill, Inc. (b)	43	19,157
Compass Group plc	1,409	26,548
Darden Restaurants, Inc.	235	19,662
Domino’s Pizza Enterprises, Ltd.	433	19,205
Flight Centre Travel Group, Ltd.	996	21,921
Genting Singapore plc	70,500	51,407
Marriott International, Inc. - Class A	182	17,141
McDonald’s Corp.	148	19,182
McDonald’s Holdings Co. Japan, Ltd.	1,000	29,216
Oriental Land Co., Ltd.	400	22,962
Paddy Power Betfair plc	729	78,278
Restaurant Brands International, Inc.	528	29,413
Shangri-La Asia, Ltd.	28,000	40,814
SJM Holdings, Ltd.	26,000	21,170
Sodexo S.A.	226	26,583
Starbucks Corp.	298	17,400
Tabcorp Holdings, Ltd.	8,012	29,040
Tatts Group, Ltd.	10,383	35,125
Wyndham Worldwide Corp.	256	21,578
Yum China Holdings, Inc. (b)	200	5,440
Yum! Brands, Inc.	245	15,655

		635,731

Household Durables—0.1%
D.R. Horton, Inc.	484	16,122
Electrolux AB - Series B	1,406	39,098
Husqvarna AB - B Shares	4,333	38,061
Leggett & Platt, Inc.	379	19,071
Lennar Corp. - Class A	371	18,992
Newell Brands, Inc.	372	17,547
Techtronic Industries Co., Ltd.	8,500	34,370

		183,261

Household Products—0.1%
Church & Dwight Co., Inc.	620	30,919
Clorox Co. (The)	240	32,359
Colgate-Palmolive Co.	527	38,571
Henkel AG & Co. KGaA	377	41,888
Kimberly-Clark Corp.	248	32,644
Procter & Gamble Co. (The)	419	37,647
Reckitt Benckiser Group plc	343	31,261

Household Products—(Continued)
Svenska Cellulosa AB SCA - Class B	1,332	42,993

		288,282

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	4,543	50,791
Electric Power Development Co., Ltd.	1,600	37,497
Meridian Energy, Ltd.	22,225	43,580
NRG Energy, Inc.	3,473	64,945

		196,813

Industrial Conglomerates—0.1%
3M Co.	128	24,490
CK Hutchison Holdings, Ltd.	3,500	43,051
General Electric Co.	709	21,128
Jardine Matheson Holdings, Ltd.	800	51,402
Keihan Holdings Co., Ltd.	4,000	24,511
Keppel Corp., Ltd.	7,100	35,262
NWS Holdings, Ltd.	16,000	29,188
Roper Technologies, Inc.	117	24,159
Smiths Group plc	1,278	25,950

		279,141

Insurance—0.3%
Admiral Group plc	962	23,974
Aflac, Inc.	234	16,946
Ageas	802	31,350
Allianz SE	173	32,046
American International Group, Inc.	208	12,986
Aon plc	133	15,786
Assurant, Inc.	141	13,490
Baloise Holding AG	217	29,875
Chubb, Ltd.	86	11,718
Cincinnati Financial Corp.	160	11,563
CNP Assurances	845	17,200
Dai-ichi Life Holdings, Inc.	1,200	21,633
Gjensidige Forsikring ASA	2,264	34,493
Hannover Rueck SE	244	28,137
Hartford Financial Services Group, Inc. (The)	261	12,546
Japan Post Holdings Co., Ltd.	1,800	22,630
Loews Corp.	371	17,352
Mapfre S.A.	7,302	25,046
Marsh & McLennan Cos., Inc.	219	16,182
MS&AD Insurance Group Holdings, Inc.	700	22,341
NN Group NV	888	28,882
Principal Financial Group, Inc.	360	22,720
Progressive Corp. (The)	330	12,929
Sampo Oyj - A Shares	1,108	52,609
SCOR SE	844	31,942
Sompo Holdings, Inc.	600	22,062
Sony Financial Holdings, Inc.	1,300	20,978
Swiss Life Holding AG (b)	71	22,911
Swiss Re AG	262	23,529
Tokio Marine Holdings, Inc.	500	21,170
Travelers Cos., Inc. (The)	158	19,045
Tryg A/S	2,429	44,069

BHFTI-289

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Unum Group	429	$20,116
XL Group, Ltd.	518	20,648

		780,904

Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc. (b)	18	15,958
Priceline Group, Inc. (The) (b)	11	19,580
TripAdvisor, Inc. (b)	376	16,228

		51,766

Internet Software & Services—0.1%
Alphabet, Inc. - Class A (b)	24	20,347
Auto Trader Group plc	12,863	63,225
eBay, Inc. (b)	778	26,117
United Internet AG	1,470	65,039
VeriSign, Inc. (b)	187	16,290

		191,018

IT Services—0.3%
Accenture plc - Class A	159	19,061
Alliance Data Systems Corp.	85	21,165
Amadeus IT Group S.A.	2,182	110,630
Atos SE	489	60,457
Automatic Data Processing, Inc.	117	11,980
Cap Gemini S.A.	575	53,139
CGI Group, Inc. - Class A (b)	1,295	62,050
Cognizant Technology Solutions Corp. - Class A (b)	253	15,059
Computershare, Ltd.	10,380	111,072
CSRA, Inc.	583	17,076
Fidelity National Information Services, Inc.	255	20,303
Fiserv, Inc. (b)	202	23,293
Global Payments, Inc.	220	17,750
International Business Machines Corp.	136	23,683
MasterCard, Inc. - Class A	199	22,382
Nomura Research Institute, Ltd.	800	29,526
NTT Data Corp.	400	19,021
Otsuka Corp.	500	27,191
Paychex, Inc.	381	22,441
PayPal Holdings, Inc. (b)	441	18,972
Total System Services, Inc.	330	17,642
Visa, Inc. - Class A	273	24,261
Western Union Co. (The)	989	20,126
Worldpay Group plc	20,659	76,465

		844,745

Leisure Products—0.0%
Hasbro, Inc.	185	18,467
Sankyo Co., Ltd.	700	23,460

		41,927

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	458	24,215
Eurofins Scientific SE	138	60,058
Illumina, Inc. (b)	113	19,282

Life Sciences Tools & Services—(Continued)
Lonza Group AG (b)	193	36,444
PerkinElmer, Inc.	369	21,424
QIAGEN NV (b)	1,275	37,010
Thermo Fisher Scientific, Inc.	129	19,814
Waters Corp. (b)	131	20,477

		238,724

Machinery—0.2%
Alfa Laval AB	1,206	22,720
Andritz AG	697	34,929
Caterpillar, Inc.	282	26,158
CNH Industrial NV	2,701	26,048
Cummins, Inc.	173	26,158
Dover Corp.	308	24,748
IMI plc	1,666	24,884
Ingersoll-Rand plc	265	21,550
Kone Oyj - Class B	580	25,481
MAN SE	343	35,380
Metso Oyj	803	24,290
Parker-Hannifin Corp.	176	28,216
Pentair plc	316	19,838
Sandvik AB	1,688	25,178
Schindler Holding AG	145	27,495
Schindler Holding AG (Participation Certificate)	131	25,307
SKF AB - B Shares	1,179	23,341
Volvo AB - B Shares	1,913	28,165
Wartsila Oyj Abp	566	30,270
Yangzijiang Shipbuilding Holdings, Ltd.	41,200	33,283
Zardoya Otis S.A.	3,100	28,639

		562,078

Marine—0.0%
AP Moeller - Maersk A/S - Class A	15	24,206
AP Moeller - Maersk A/S - Class B	15	24,818
Kuehne & Nagel International AG	191	27,002

		76,026

Media—0.2%
Altice NV - Class A (b)	1,444	32,650
Altice NV - Class B (b)	1,478	33,412
Axel Springer SE	563	31,105
Comcast Corp. - Class A	620	23,306
Discovery Communications, Inc. - Class A (b)	599	17,425
Discovery Communications, Inc. - Class C (b)	568	16,080
Lagardere SCA	856	25,213
News Corp. - Class B	1,283	17,321
Pearson plc	2,410	20,557
Schibsted ASA - B Shares	1,563	35,771
Schibsted ASA - Class A	1,356	34,937
SES S.A.	1,335	31,076
Shaw Communications, Inc. - Class B	2,047	42,438
Singapore Press Holdings, Ltd.	27,900	70,805
Telenet Group Holding NV (b)	1,334	79,339
Time Warner, Inc.	241	23,548
Twenty-First Century Fox, Inc. - Class A	641	20,762

BHFTI-290

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Twenty-First Century Fox, Inc. - Class B	605	$19,227
Walt Disney Co. (The)	178	20,183

		595,155

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	436	18,498
Alcoa Corp.	310	10,664
ArcelorMittal (b)	3,491	29,207
BHP Billiton, Ltd.	1,346	24,572
Boliden AB	1,530	45,642
Freeport-McMoRan, Inc. (b)	1,879	25,103
Fresnillo plc	1,051	20,391
Hitachi Metals, Ltd.	1,300	18,291
Maruichi Steel Tube, Ltd.	800	22,799
Newmont Mining Corp.	894	29,466
Norsk Hydro ASA	6,064	35,246
Nucor Corp.	593	35,414
Randgold Resources, Ltd.	277	24,185
Rio Tinto plc	660	26,567
Silver Wheaton Corp.	1,187	24,733
Voestalpine AG	975	38,372

		429,150

Multi-Utilities—0.4%
AGL Energy, Ltd.	3,473	69,968
Ameren Corp.	891	48,640
Atco, Ltd. - Class I	1,185	46,078
Canadian Utilities, Ltd. - Class A	1,529	44,794
CenterPoint Energy, Inc.	1,943	53,568
Centrica plc	15,926	43,302
CMS Energy Corp.	1,029	46,037
Consolidated Edison, Inc.	582	45,198
Dominion Resources, Inc.	546	42,353
DTE Energy Co.	443	45,235
DUET Group	20,923	44,589
E.ON SE	5,599	44,505
Engie S.A.	3,139	44,424
Innogy SE (b)	1,486	56,095
National Grid plc	4,070	51,621
NiSource, Inc.	2,009	47,794
Public Service Enterprise Group, Inc.	1,017	45,104
RWE AG (b)	2,545	42,181
SCANA Corp.	579	37,838
Sempra Energy	423	46,741
Suez	2,751	43,451
Veolia Environnement S.A.	2,395	44,867
WEC Energy Group, Inc.	727	44,078

		1,078,461

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	369	43,835
Dollar Tree, Inc. (b)	182	14,280
Dollarama, Inc.	462	38,288
Harvey Norman Holdings, Ltd.	6,955	23,964
Macy’s, Inc.	446	13,219

Multiline Retail—(Continued)
Marks & Spencer Group plc	4,126	17,397
Nordstrom, Inc.	496	23,099
Target Corp.	251	13,853

		187,935

Oil, Gas & Consumable Fuels—0.9%
Anadarko Petroleum Corp.	413	25,606
Apache Corp.	359	18,449
BP plc	8,452	48,536
Cabot Oil & Gas Corp.	763	18,243
Caltex Australia, Ltd.	2,624	59,027
Canadian Natural Resources, Ltd.	611	20,004
Chesapeake Energy Corp. (b)	3,166	18,806
Chevron Corp.	223	23,944
Cimarex Energy Co.	174	20,791
Concho Resources, Inc. (b)	195	25,026
ConocoPhillips	517	25,783
Devon Energy Corp.	320	13,350
Enagas S.A.	1,001	25,977
Enbridge, Inc.	766	32,049
Eni S.p.A.	2,945	48,268
EOG Resources, Inc.	272	26,534
EQT Corp.	318	19,430
Exxon Mobil Corp.	297	24,357
Galp Energia SGPS S.A.	4,644	70,537
Hess Corp.	375	18,079
Idemitsu Kosan Co., Ltd.	1,900	66,232
Imperial Oil, Ltd.	696	21,207
Inpex Corp.	5,400	53,272
Inter Pipeline, Ltd.	827	17,431
JX Holdings, Inc.	13,700	67,542
Kinder Morgan, Inc.	620	13,479
Koninklijke Vopak NV	2,588	112,963
Lundin Petroleum AB (b)	3,396	68,967
Marathon Oil Corp.	975	15,405
Marathon Petroleum Corp.	616	31,133
Murphy Oil Corp.	647	18,498
Neste Oyj	3,104	121,057
Newfield Exploration Co. (b)	486	17,938
Noble Energy, Inc.	589	20,226
Occidental Petroleum Corp.	335	21,226
Oil Search, Ltd.	7,489	41,132
OMV AG	2,031	79,921
ONEOK, Inc.	538	29,827
Origin Energy, Ltd.	7,013	37,653
Phillips 66	289	22,895
Pioneer Natural Resources Co.	134	24,955
Range Resources Corp.	412	11,989
Repsol S.A.	4,799	74,105
Royal Dutch Shell plc - A Shares	1,973	51,894
Royal Dutch Shell plc - B Shares	1,809	49,702
Santos, Ltd. (b)	9,160	26,456
Showa Shell Sekiyu KK	5,900	59,861
Snam S.p.A.	14,773	63,891
Southwestern Energy Co. (b)	725	5,923
Statoil ASA	3,480	59,814

BHFTI-291

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Tesoro Corp.	271	$21,967
TonenGeneral Sekiyu KK (b)	6,000	75,133
Total S.A.	1,994	100,735
TransCanada Corp.	425	19,613
Valero Energy Corp.	424	28,107
Williams Cos., Inc. (The)	575	17,014
Woodside Petroleum, Ltd.	1,956	47,799

		2,199,758

Paper & Forest Products—0.0%
Mondi plc	1,233	29,815
Stora Enso Oyj - R Shares	2,814	33,318
UPM-Kymmene Oyj	1,287	30,286

		93,419

Personal Products—0.1%
Beiersdorf AG	469	44,399
Coty, Inc. - Class A	890	16,136
Estee Lauder Cos., Inc. (The) - Class A	291	24,674
L’Oreal S.A.	187	35,940
Unilever NV	612	30,404
Unilever plc	621	30,651

		182,204

Pharmaceuticals—0.5%
Actelion, Ltd. (b)	149	41,979
AstraZeneca plc	812	49,905
Bayer AG	395	45,531
Bristol-Myers Squibb Co.	248	13,486
Daiichi Sankyo Co., Ltd.	1,400	31,584
Eli Lilly & Co.	277	23,298
Galenica AG	37	39,049
GlaxoSmithKline plc	2,714	56,456
Hikma Pharmaceuticals plc	1,485	36,829
Johnson & Johnson	156	19,430
Kyowa Hakko Kirin Co., Ltd.	1,600	25,390
Mallinckrodt plc (b)	257	11,455
Merck & Co., Inc.	389	24,717
Merck KGaA	416	47,379
Mitsubishi Tanabe Pharma Corp.	1,600	33,362
Novartis AG	575	42,689
Novo Nordisk A/S - Class B	1,150	39,536
Orion Oyj - Class B	2,128	110,945
Otsuka Holdings Co., Ltd.	600	27,119
Perrigo Co. plc	177	11,751
Pfizer, Inc.	626	21,415
Roche Holding AG	178	45,409
Sanofi	986	89,210
Takeda Pharmaceutical Co., Ltd.	800	37,639
Taro Pharmaceutical Industries, Ltd. (b)	793	92,480
Teva Pharmaceutical Industries, Ltd. (ADR)	2,013	64,597
UCB S.A.	1,456	112,943
Valeant Pharmaceuticals International, Inc. (b)	4,223	46,649
Zoetis, Inc.	438	23,376

		1,265,608

Professional Services—0.1%
Dun & Bradstreet Corp. (The)	157	16,947
Equifax, Inc.	133	18,187
Experian plc	1,195	24,393
RELX NV	1,863	34,612
Robert Half International, Inc.	434	21,192
Seek, Ltd.	2,171	26,402
SGS S.A.	12	25,621
Verisk Analytics, Inc. (b)	223	18,094

		185,448

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,600	25,241
Azrieli Group, Ltd.	912	48,561
CapitaLand, Ltd.	11,800	30,622
CBRE Group, Inc. - Class A (b)	424	14,751
City Developments, Ltd.	4,300	31,382
Deutsche Wohnen AG	855	28,155
First Capital Realty, Inc.	1,716	25,846
Mitsubishi Estate Co., Ltd.	1,000	18,287
Swire Pacific, Ltd. - Class A	2,500	25,022
Swiss Prime Site AG (b)	396	34,855
Vonovia SE	784	27,629
Wharf Holdings, Ltd. (The)	3,000	25,742

		336,093

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	33,617
Canadian National Railway Co.	536	39,564
Canadian Pacific Railway, Ltd.	194	28,498
ComfortDelGro Corp., Ltd.	14,400	26,354
CSX Corp.	821	38,217
DSV A/S	507	26,274
J.B. Hunt Transport Services, Inc.	208	19,082
MTR Corp., Ltd.	10,000	56,159
Odakyu Electric Railway Co., Ltd.	1,100	21,440
Ryder System, Inc.	271	20,444
Union Pacific Corp.	252	26,692

		336,341

Semiconductors & Semiconductor Equipment—0.2%
Analog Devices, Inc.	476	39,008
ASM Pacific Technology, Ltd.	9,500	129,199
ASML Holding NV	484	64,198
Broadcom, Ltd.	99	21,677
Infineon Technologies AG	2,905	59,317
Microchip Technology, Inc.	423	31,209
NVIDIA Corp.	348	37,908
NXP Semiconductors NV (b)	507	52,475
QUALCOMM, Inc.	319	18,291
Skyworks Solutions, Inc.	215	21,066
STMicroelectronics NV	3,046	46,619
Xilinx, Inc.	406	23,503

		544,470

BHFTI-292

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—0.3%
Activision Blizzard, Inc.	400	$19,944
Adobe Systems, Inc. (b)	173	22,512
Autodesk, Inc. (b)	242	20,926
CA, Inc.	400	12,688
Check Point Software Technologies, Ltd. (b)	789	80,999
Constellation Software, Inc.	119	58,478
Dassault Systemes SE	722	62,533
Dell Technologies, Inc. Class V (b)	73	4,678
Gemalto NV	927	51,778
Intuit, Inc.	202	23,430
Microsoft Corp.	335	22,063
Mobileye NV (b)	1,181	72,513
Nice, Ltd.	938	63,646
Open Text Corp.	2,022	68,725
Oracle Corp.	529	23,599
Oracle Corp. Japan	500	28,613
Red Hat, Inc. (b)	197	17,041
Sage Group plc (The)	8,689	68,733
SAP SE	680	66,725
Symantec Corp.	1,161	35,619

		825,243

Specialty Retail—0.2%
ABC-Mart, Inc.	300	17,577
Advance Auto Parts, Inc.	94	13,936
AutoZone, Inc. (b)	26	18,799
Bed Bath & Beyond, Inc.	376	14,837
Dufry AG (b)	227	34,609
Foot Locker, Inc.	302	22,593
Hennes & Mauritz AB - B Shares	1,557	39,734
Home Depot, Inc. (The)	149	21,878
Industria de Diseno Textil S.A.	2,211	77,931
Kingfisher plc	5,580	22,810
L Brands, Inc.	347	16,344
Nitori Holdings Co., Ltd.	200	25,290
O’Reilly Automotive, Inc. (b)	69	18,619
Ross Stores, Inc.	291	19,168
Shimamura Co., Ltd.	100	13,226
Staples, Inc.	1,585	13,900
Tiffany & Co.	240	22,872
TJX Cos., Inc. (The)	203	16,053
Ulta Salon Cosmetics & Fragrance, Inc. (b)	62	17,684
Urban Outfitters, Inc. (b)	677	16,086
USS Co., Ltd.	1,200	20,041

		483,987

Technology Hardware, Storage & Peripherals—0.1%
Blackberry, Ltd. (b)	5,673	43,939
Canon, Inc.	1,100	34,463
FUJIFILM Holdings Corp.	700	27,410
HP, Inc.	1,077	19,257
NetApp, Inc.	693	29,002
Western Digital Corp.	314	25,914

		179,985

Textiles, Apparel & Luxury Goods—0.2%
adidas AG	182	34,611
Christian Dior SE	107	24,887
Cie Financiere Richemont S.A.	404	31,889
Coach, Inc.	498	20,582
Gildan Activewear, Inc.	1,420	38,366
Li & Fung, Ltd.	64,000	27,790
Luxottica Group S.p.A.	868	47,916
Michael Kors Holdings, Ltd. (b)	424	16,159
NIKE, Inc. - Class B	289	16,106
Pandora A/S	361	39,998
Ralph Lauren Corp.	213	17,385
Swatch Group AG (The)	461	32,063
Swatch Group AG (The) - Bearer Shares	89	31,811
Under Armour, Inc. - Class C (b)	825	15,097
VF Corp.	341	18,745
Yue Yuen Industrial Holdings, Ltd.	9,500	37,364

		450,769

Tobacco—0.1%
Altria Group, Inc.	392	27,997
Imperial Brands plc	527	25,560
Philip Morris International, Inc.	261	29,467
Reynolds American, Inc.	530	33,401
Swedish Match AB	1,193	38,776

		155,201

Trading Companies & Distributors—0.1%
AerCap Holdings NV (b)	452	20,778
Brenntag AG	505	28,324
Fastenal Co.	397	20,445
Finning International, Inc.	1,449	27,066
Wolseley plc	425	26,732
WW Grainger, Inc.	91	21,181

		144,526

Transportation Infrastructure—0.1%
Aena S.A.	150	23,732
Aeroports de Paris	236	29,162
Atlantia S.p.A.	1,323	34,156
Auckland International Airport, Ltd.	10,634	50,182
Fraport AG Frankfurt Airport Services Worldwide	533	37,724
Hutchison Port Holdings Trust - Class U	68,300	28,344
SATS, Ltd.	7,500	26,170
Sydney Airport	6,700	34,641
Transurban Group	4,862	43,329

		307,440

Water Utilities—0.1%
American Water Works Co., Inc.	643	50,006
Severn Trent plc	1,768	52,688
United Utilities Group plc	4,461	55,490

		158,184

BHFTI-293

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.2%
KDDI Corp.	2,200	$57,805
Millicom International Cellular S.A.	880	49,076
NTT DoCoMo, Inc.	3,200	74,578
Rogers Communications, Inc. - Class B	1,209	53,457
SoftBank Group Corp.	600	42,496
StarHub, Ltd.	32,400	66,553
Tele2 AB - B Shares	5,534	52,872
Vodafone Group plc	24,408	63,480

		460,317

Total Common Stocks (Cost $29,169,895)		30,616,178

U.S. Treasury & Government Agencies—11.3%

U.S. Treasury—11.3%
U.S. Treasury Inflation Indexed Bonds 3.875%, 04/15/29 (a)	5,346,414	7,393,139
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (a)	1,995,627	2,012,412
0.125%, 01/15/23 (a)	2,082,683	2,081,417
0.250%, 01/15/25 (a)	11,255,378	11,159,640
0.375%, 07/15/25 (a)	6,347,746	6,363,971

Total U.S. Treasury & Government Agencies (Cost $28,734,596)		29,010,579

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	344	27,096

Household Products—0.0%
Henkel AG & Co. KGaA	304	38,957

Total Preferred Stocks (Cost $62,763)		66,053

Short-Term Investments—30.4%

Mutual Funds—8.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.619% (c)	12,019,057	12,019,057
UBS Select Treasury Institutional Fund, Institutional Class, 0.620% (c)	8,517,050	8,517,050

		20,536,107

Security Description	Principal Amount*	Value

Repurchase Agreement—10.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $26,046,482 on 04/03/17, collateralized by $26,530,000 U.S. Treasury Note at 1.625% due 07/31/20 with a value of $26,572,024.	26,046,287	26,046,287

U.S. Treasury—12.2%
U.S. Treasury Bills 0.683%, 04/13/17# (d)	20,000,000	19,995,980
0.692%, 06/08/17# (d) (e)	11,300,000	11,285,287

		31,281,267

Total Short-Term Investments (Cost $77,863,080)		77,863,661

Total Investments—89.0% (Cost $226,957,295) (f)		227,581,582
Other assets and liabilities (net)—11.0%		28,074,539

Net Assets—100.0%		$255,656,121

*	Principal amount stated in U.S. dollars unless otherwise noted.
#	All or a portion represents positions held in the respective subsidiary.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2017.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $10,286,589.
(f)	As of March 31, 2017, the aggregate cost of investments was $226,957,295. The aggregate unrealized appreciation and depreciation of investments were $2,855,815 and $(2,231,528), respectively, resulting in net unrealized appreciation of $624,287.
(EUR)—	Euro
(GBP)—	British Pound
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $7,626,678, which is 2.98% of net assets.

BHFTI-294

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	2,000,000	State Street Bank and Trust	04/27/17	$1,521,922	$(5,446)
CAD	2,300,000	State Street Bank and Trust	04/27/17	1,718,098	(12,035)
CHF	1,000,000	Brown Brothers Harriman & Co.	04/27/17	1,018,790	19,117
EUR	28,995,000	State Street Bank and Trust	04/24/17	31,152,895	193,410
EUR	6,400,000	State Street Bank and Trust	04/27/17	6,973,107	138,555
GBP	18,590,000	Brown Brothers Harriman & Co.	04/24/17	22,969,023	(333,258)
GBP	1,400,000	Brown Brothers Harriman & Co.	04/27/17	1,761,889	6,886
HKD	8,800,000	Brown Brothers Harriman & Co.	04/27/17	1,133,711	731
JPY	292,900,000	State Street Bank and Trust	04/27/17	2,657,593	24,536

Net Unrealized Appreciation					$32,496

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures#	06/19/17	70	USD	3,327,905	$109,533
Amsterdam Index Futures	04/21/17	13	EUR	1,325,272	15,200
Australian 10 Year Treasury Bond Futures	06/15/17	264	AUD	33,160,449	572,841
Bloomberg Commodity Index Futures#	06/21/17	677	USD	5,718,629	56,181
Brent Crude Oil Futures#	04/28/17	50	USD	2,631,635	44,865
Canada Government Bond 10 Year Futures	06/21/17	294	CAD	40,119,181	190,171
Cattle Feeder Futures#	08/31/17	63	USD	3,968,819	244,306
Cocoa Futures#	09/14/17	88	USD	1,862,871	(14,870)
Coffee “C” Futures#	07/19/17	19	USD	1,023,219	(13,963)
Copper Futures#	05/26/17	31	USD	2,040,637	15,051
Corn Futures#	07/14/17	74	USD	1,377,704	(2,229)
Cotton No. 2 Futures#	07/07/17	4	USD	158,819	(1,639)
Cotton No. 2 Futures#	12/06/17	63	USD	2,368,234	(34,399)
DAX Index Futures	06/16/17	4	EUR	1,202,259	32,741
Euro-BTP Futures	06/08/17	202	EUR	26,333,053	70,757
Euro-Bobl Futures	06/08/17	74	EUR	9,751,827	1,464
Euro-Bund Futures	06/08/17	57	EUR	9,166,019	37,254
Euro-Buxl 30 Year Bond Futures	06/08/17	23	EUR	3,823,096	57,377
FTSE 100 Index Futures	06/16/17	21	GBP	1,530,000	(2,688)
Gasoline RBOB Futures#	05/31/17	16	USD	1,092,669	47,446
Gold 100 oz. Futures#	06/28/17	49	USD	6,028,176	102,704
Goldman Sachs Commodity Index Futures#	04/18/17	46	USD	4,461,032	7,293
Hang Seng Index Futures	04/27/17	12	HKD	14,539,680	(7,859)
IBEX 35 Index Futures	04/21/17	6	EUR	595,759	30,947
Interest Rate Swap 10 Year Futures	06/19/17	202	USD	18,303,001	151,593
Interest Rate Swap 5 Year Futures	06/19/17	519	USD	49,494,432	224,147
Japanese Government 10 Year Bond Futures	06/13/17	3	JPY	450,816,900	208
Japanese Government 10 Year Bond Mini Futures	06/12/17	377	JPY	5,664,217,650	(4,910)
Lean Hogs Futures#	06/14/17	50	USD	1,482,609	(5,609)
Lean Hogs Futures#	08/14/17	4	USD	123,414	(5,414)
Live Cattle Futures#	06/30/17	82	USD	3,352,687	284,013
Live Cattle Futures#	08/31/17	32	USD	1,292,085	74,315
Low Sulphur Gas Oil Futures#	06/12/17	34	USD	1,728,142	(122,492)
MSCI Emerging Markets Index Mini Futures	06/16/17	483	USD	22,440,492	777,319
Natural Gas Futures#	05/26/17	63	USD	2,030,742	19,278
Natural Gas Futures#	06/28/17	23	USD	707,618	55,062
New York Harbor ULSD Futures#	05/31/17	25	USD	1,591,165	68,780
Nickel Futures#	06/19/17	31	USD	2,039,631	(176,283)
OMX Stockholm 30 Index Futures	04/21/17	51	SEK	7,922,025	16,455
Russell 2000 Index Mini Futures	06/16/17	393	USD	26,768,059	435,401

BHFTI-295

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/16/17	160	USD	18,904,800	$(31,200)
S&P TSX 60 Index Futures	06/15/17	11	CAD	2,011,694	(3,815)
SPI 200 Index Futures	06/15/17	18	AUD	2,579,475	39,823
Silver Futures#	05/26/17	35	USD	3,142,965	51,835
Soybean Futures#	07/14/17	27	USD	1,448,159	(156,209)
Soybean Meal Futures#	07/14/17	42	USD	1,382,770	(73,210)
Soybean Oil Futures#	07/14/17	89	USD	1,899,306	(186,768)
Sugar No. 11 Futures#	06/30/17	79	USD	1,607,457	(113,915)
TOPIX Index Futures	06/08/17	7	JPY	107,849,175	(17,733)
U.S. Treasury Long Bond Futures	06/21/17	84	USD	12,611,500	59,375
U.S. Treasury Note 2 Year Futures	06/30/17	296	USD	64,024,637	45,488
United Kingdom Long Gilt Bond Futures	06/28/17	138	GBP	17,377,012	286,949
Zinc Futures#	06/19/17	37	USD	2,643,356	(80,181)

Futures Contracts—Short
Aluminum Futures#	06/19/17	(6)	USD	(292,176)	(2,461)
Nickel Futures#	06/19/17	(3)	USD	(198,526)	18,202
Zinc Futures#	06/19/17	(3)	USD	(214,749)	6,924

Net Unrealized Appreciation					$3,193,451

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.250%	06/21/19	USD	25,000,000	$29,279
Pay	3M LIBOR	1.250%	06/21/19	USD	58,135,000	148,890

Net Unrealized Appreciation						$178,169

#	All or a portion represents positions held in the respective subsidiary.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

BHFTI-296

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$54,345,899	$—	$54,345,899
Total Mutual Fund*	35,679,212	—	—	35,679,212
Common Stocks
Aerospace & Defense	231,380	127,198	—	358,578
Air Freight & Logistics	57,921	46,785	—	104,706
Airlines	154,747	88,250	—	242,997
Auto Components	74,719	49,146	—	123,865
Automobiles	14,818	98,762	—	113,580
Banks	311,292	535,900	—	847,192
Beverages	204,786	466,382	—	671,168
Biotechnology	111,687	215,729	—	327,416
Building Products	36,736	—	—	36,736
Capital Markets	209,092	63,892	—	272,984
Chemicals	478,944	1,036,407	—	1,515,351
Commercial Services & Supplies	88,817	53,044	—	141,861
Communications Equipment	85,363	166,099	—	251,462
Construction & Engineering	45,254	21,450	—	66,704
Construction Materials	63,971	127,528	—	191,499
Consumer Finance	30,858	—	—	30,858
Containers & Packaging	193,620	26,204	—	219,824
Distributors	31,247	43,898	—	75,145
Diversified Consumer Services	14,392	25,089	—	39,481
Diversified Financial Services	44,706	114,022	—	158,728
Diversified Telecommunication Services	1,057,072	1,734,534	—	2,791,606
Electric Utilities	763,764	1,149,083	—	1,912,847
Electrical Equipment	68,196	53,882	—	122,078
Electronic Equipment, Instruments & Components	67,021	214,465	—	281,486
Energy Equipment & Services	195,855	116,775	—	312,630
Equity Real Estate Investment Trusts	318,224	180,787	—	499,011
Food & Staples Retailing	458,018	515,928	—	973,946
Food Products	443,315	719,796	—	1,163,111
Gas Utilities	—	273,491	—	273,491
Health Care Equipment & Supplies	263,181	443,911	—	707,092
Health Care Providers & Services	342,435	454,425	—	796,860
Health Care Technology	21,775	—	—	21,775
Hotels, Restaurants & Leisure	186,484	449,247	—	635,731

BHFTI-297

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Durables	$71,732	$111,529	$—	$183,261
Household Products	172,140	116,142	—	288,282
Independent Power and Renewable Electricity Producers	115,736	81,077	—	196,813
Industrial Conglomerates	69,777	209,364	—	279,141
Insurance	224,027	556,877	—	780,904
Internet & Direct Marketing Retail	51,766	—	—	51,766
Internet Software & Services	62,754	128,264	—	191,018
IT Services	357,244	487,501	—	844,745
Leisure Products	18,467	23,460	—	41,927
Life Sciences Tools & Services	105,212	133,512	—	238,724
Machinery	146,668	415,410	—	562,078
Marine	—	76,026	—	76,026
Media	200,290	394,865	—	595,155
Metals & Mining	143,878	285,272	—	429,150
Multi-Utilities	593,458	485,003	—	1,078,461
Multiline Retail	146,574	41,361	—	187,935
Oil, Gas & Consumable Fuels	689,284	1,510,474	—	2,199,758
Paper & Forest Products	—	93,419	—	93,419
Personal Products	40,810	141,394	—	182,204
Pharmaceuticals	394,633	870,975	—	1,265,608
Professional Services	74,420	111,028	—	185,448
Real Estate Management & Development	40,597	295,496	—	336,093
Road & Rail	172,497	163,844	—	336,341
Semiconductors & Semiconductor Equipment	245,137	299,333	—	544,470
Software	483,215	342,028	—	825,243
Specialty Retail	232,769	251,218	—	483,987
Technology Hardware, Storage & Peripherals	118,112	61,873	—	179,985
Textiles, Apparel & Luxury Goods	142,440	308,329	—	450,769
Tobacco	90,865	64,336	—	155,201
Trading Companies & Distributors	89,470	55,056	—	144,526
Transportation Infrastructure	—	307,440	—	307,440
Water Utilities	50,006	108,178	—	158,184
Wireless Telecommunication Services	53,457	406,860	—	460,317
Total Common Stocks	12,067,125	18,549,053	—	30,616,178
Total U.S. Treasury & Government Agencies*	—	29,010,579	—	29,010,579
Total Preferred Stocks*	—	66,053	—	66,053
Short-Term Investments
Mutual Funds	20,536,107	—	—	20,536,107
Repurchase Agreement	—	26,046,287	—	26,046,287
U.S. Treasury	—	31,281,267	—	31,281,267
Total Short-Term Investments	20,536,107	57,327,554	—	77,863,661
Total Investments	$68,282,444	$159,299,138	$—	$227,581,582

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$383,235	$—	$383,235
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(350,739)	—	(350,739)
Total Forward Contracts	$—	$32,496	$—	$32,496
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,251,298	$—	$—	$4,251,298
Futures Contracts (Unrealized Depreciation)	(1,057,847)	—	—	(1,057,847)
Total Futures Contracts	$3,193,451	$—	$—	$3,193,451
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$178,169	$—	$178,169

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-298

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—100.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—2.0%
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	38,000,000	$37,633,750
Fannie Mae ARM Pool 1.814%, 07/01/44 (b)	14,680	14,959
1.814%, 09/01/44 (b)	31,102	31,697
2.942%, 11/01/34 (b)	650,268	689,576
Fannie Mae REMICS (CMO) 0.859%, 12/25/36 (b)	57,498	56,225
1.042%, 07/25/37 (b)	562,407	550,858
1.132%, 08/25/34 (b)	79,211	77,868
1.332%, 07/25/37 (b)	15,329	15,389
1.362%, 07/25/37 (b)	118,360	118,993
1.662%, 02/25/41 (b)	1,870,189	1,895,863
2.998%, 05/25/35 (b)	374,198	394,296
Fannie Mae Whole Loan (CMO) 1.332%, 05/25/42 (b)	55,847	55,865
Freddie Mac ARM Non-Gold Pool 2.859%, 01/01/34 (b)	84,696	89,389
Freddie Mac REMICS (CMO) 1.062%, 10/15/20 (b)	104,089	103,996
1.142%, 02/15/19 (b)	131,402	131,388
1.362%, 08/15/33 (b)	1,082,012	1,083,596
Freddie Mac Strips (CMO) 1.362%, 09/15/42 (b)	7,586,570	7,575,745
Freddie Mac Structured Pass-Through Securities (CMO) 1.242%, 08/25/31 (b)	45,980	45,088
1.796%, 02/25/45 (b)	794,899	812,407
1.814%, 10/25/44 (b)	2,608,616	2,634,504
Government National Mortgage Association (CMO) 1.610%, 08/20/66 (b)	296,830	297,699

		54,309,151

U.S. Treasury—98.2%
U.S. Treasury Bonds 3.000%, 02/15/47	130,000	129,538
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (c) (d) (e)	9,583,985	8,910,116
0.750%, 02/15/42 (c) (d)	29,333,093	28,197,052
0.750%, 02/15/45 (c) (d)	23,731,170	22,590,365
0.875%, 02/15/47 (c) (d)	22,244,092	21,902,823
1.000%, 02/15/46 (c) (d)	76,136,693	77,293,894
1.375%, 02/15/44 (c) (d) (e)	106,200,473	117,086,552
1.750%, 01/15/28 (c) (d)	110,488,983	124,934,865
2.000%, 01/15/26 (c) (d)	22,343,920	25,349,982
2.125%, 02/15/40 (c) (d)	40,688,800	51,320,621
2.125%, 02/15/41 (c) (d) (e)	11,947,752	15,144,947
2.375%, 01/15/25 (c) (d)	214,242,211	247,096,468
2.375%, 01/15/27 (c) (d)	35,345,311	41,774,659
2.500%, 01/15/29 (c) (d)	146,567,245	179,188,277
3.625%, 04/15/28 (c) (d) (e)	64,919,391	86,291,763
3.875%, 04/15/29 (c) (d)	42,937,963	59,375,560

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (c) (d)	24,996,079	25,206,321
0.125%, 04/15/19 (c) (d) (f) (g)	51,779,234	52,539,560
0.125%, 04/15/20 (c) (d) (f) (g)	51,045,299	51,806,436
0.125%, 04/15/21 (c) (d) (e)	48,386,378	48,885,339
0.125%, 01/15/22 (c) (d) (f) (g)	7,117,832	7,171,222
0.125%, 07/15/22 (c) (d)	212,520,217	214,167,249
0.125%, 01/15/23 (c) (d)	272,229,125	272,063,610
0.125%, 07/15/24 (c) (d)	49,371,813	48,911,124
0.125%, 07/15/26 (c) (d) (e)	2,695,662	2,629,952
0.250%, 01/15/25 (c) (d)	61,251,115	60,730,113
0.375%, 07/15/23 (c) (d)	157,985,268	160,505,607
0.375%, 07/15/25 (c) (d)	13,442,096	13,476,454
0.375%, 01/15/27 (c) (d)	46,442,571	46,240,917
0.625%, 07/15/21 (c) (d) (f) (g)	49,009,401	50,834,266
0.625%, 01/15/24 (c) (d)	62,899,941	64,390,481
0.625%, 01/15/26 (c) (d)	70,667,739	71,949,511
1.250%, 07/15/20 (c) (d)	65,051,715	68,833,952
1.375%, 07/15/18 (c) (d) (e) (f)	1,170,957	1,211,132
1.375%, 01/15/20 (c) (d)	30,052,288	31,657,951
1.625%, 01/15/18 (c) (d)	23,181,204	23,659,316
1.875%, 07/15/19 (c) (d) (f) (g)	16,269,764	17,282,654
U.S. Treasury Notes 1.750%, 11/30/21 (c) (f)	35,070,000	34,841,238
1.875%, 02/28/22 (c)	135,000,000	134,710,020
2.000%, 11/15/26 (c)	1,400,000	1,352,422
2.125%, 12/31/21 (c) (e)	1,100,000	1,110,398
2.125%, 05/15/25 (c) (e) (g)	26,700,000	26,297,418

		2,639,052,145

Total U.S. Treasury & Government Agencies (Cost $2,762,667,942)		2,693,361,296

Corporate Bonds & Notes—10.9%

Agriculture—0.0%
BAT International Finance plc 2.750%, 06/15/20 (144A)	100,000	100,861
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	200,000	202,549
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	100,000	100,438

		403,848

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 2.943%, 01/08/19	100,000	101,366
5.000%, 05/15/18	2,000,000	2,066,348
General Motors Financial Co., Inc. 2.350%, 10/04/19	200,000	200,253
2.420%, 10/04/19 (b)	100,000	101,716
3.100%, 01/15/19	500,000	508,066
Hyundai Capital America 2.500%, 03/18/19 (144A)	100,000	100,343

BHFTI-299

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Volkswagen Group of America Finance LLC 1.520%, 05/22/18 (144A) (b)	1,200,000	$1,199,675
2.125%, 05/23/19 (144A)	1,400,000	1,395,871
2.450%, 11/20/19 (144A)	500,000	500,673

		6,174,311

Banks—7.8%
Bank of America N.A. 1.750%, 06/05/18	15,300,000	15,339,030
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	4,800,000	5,256,000
Citigroup, Inc. 1.554%, 05/01/17 (b)	33,800,000	33,812,438
Cooperatieve Rabobank UA 1.369%, 04/28/17 (b)	33,450,000	33,458,296
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,689,813
Deutsche Bank AG 4.250%, 10/14/21 (144A)	12,100,000	12,400,963
Goldman Sachs Group, Inc. (The) 2.331%, 09/15/20 (b)	10,000,000	10,144,820
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,288,536
JPMorgan Chase & Co. 7.900%, 04/30/18 (b)	900,000	932,625
Mitsubishi UFJ Financial Group, Inc. 2.935%, 03/01/21 (b)	4,100,000	4,239,712
Nykredit Realkredit A/S 1.000%, 04/01/17 (DKK)	25,800,000	3,699,801
1.000%, 07/01/17 (DKK)	79,800,000	11,475,312
2.000%, 04/01/17 (DKK)	15,100,000	2,165,147
2.000%, 07/01/17 (DKK)	58,200,000	8,393,374
2.000%, 10/01/17 (DKK)	31,400,000	4,557,088
2.500%, 10/01/47 (DKK)	20,769,102	3,022,920
3.000%, 10/01/47 (DKK)	1	0
Realkredit Danmark A/S 1.000%, 04/01/17 (DKK)	119,400,000	17,113,669
1.000%, 04/01/18 (DKK)	4,100,000	596,139
2.000%, 04/01/17 (DKK)	209,600,000	30,051,794
2.500%, 10/01/47 (DKK)	14,971,688	2,186,380
Santander Holdings USA, Inc. 2.504%, 11/24/17 (b)	500,000	503,256

		209,327,113

Commercial Services—0.0%
ERAC USA Finance LLC 2.800%, 11/01/18 (144A)	100,000	101,217
5.250%, 10/01/20 (144A)	100,000	108,367

		209,584

Computers—0.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 06/01/19 (144A)	600,000	614,827
4.420%, 06/15/21 (144A)	100,000	104,575

Computers—(Continued)
Hewlett Packard Enterprise Co. 2.450%, 10/05/17	3,400,000	3,409,921

		4,129,323

Diversified Financial Services—1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 05/15/19	1,100,000	1,129,483
4.625%, 10/30/20	400,000	422,725
Air Lease Corp. 4.750%, 03/01/20	100,000	106,064
Ally Financial, Inc. 3.250%, 02/13/18	15,200,000	15,299,560
3.750%, 11/18/19	200,000	201,500
BRFkredit A/S 2.000%, 10/01/17 (DKK)	13,500,000	1,959,258
2.500%, 10/01/47 (DKK)	2,604,933	379,145
4.000%, 01/01/18 (DKK)	7,000,000	1,037,341
CIT Group, Inc. 3.875%, 02/19/19	800,000	819,000
4.250%, 08/15/17	800,000	807,000
5.000%, 05/15/17	100,000	100,320
5.000%, 05/15/18 (144A)	300,000	302,025
5.000%, 08/15/22	100,000	104,687
5.250%, 03/15/18	700,000	718,813
5.375%, 05/15/20	200,000	213,126
5.500%, 02/15/19 (144A)	1,000,000	1,051,250
6.625%, 04/01/18 (144A)	200,000	208,250
International Lease Finance Corp. 5.875%, 04/01/19	300,000	319,733
6.250%, 05/15/19	800,000	861,993
8.250%, 12/15/20	900,000	1,062,184
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	100,000	100,426
Navient Corp. 4.625%, 09/25/17	300,000	302,250
4.875%, 06/17/19	200,000	204,750
5.500%, 01/15/19	1,400,000	1,450,400
Nordea Kredit Realkreditaktieselskab 1.000%, 10/01/17 (DKK)	10,500,000	1,516,408
2.000%, 10/01/17 (DKK)	20,700,000	3,004,195
2.000%, 01/01/18 (DKK)	500,000	73,053
2.500%, 10/01/47 (DKK)	4,298,313	625,769
OHA Credit Partners, Ltd. 1.000%, 10/20/25	6,700,000	6,700,000
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	100,000	104,500
Springleaf Finance Corp. 6.900%, 12/15/17	200,000	205,440
8.250%, 12/15/20	100,000	109,250
Synchrony Financial 2.438%, 11/09/17 (b)	800,000	804,467

		42,304,365

BHFTI-300

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.0%
Iberdrola Finance Ireland, Ltd. 5.000%, 09/11/19 (144A)	100,000	$106,376
Southern Co. (The) 2.750%, 06/15/20	100,000	100,850

		207,226

Home Builders—0.0%
DR Horton, Inc. 3.750%, 03/01/19	100,000	102,482

Media—0.0%
DISH DBS Corp. 4.625%, 07/15/17	100,000	100,625
Sky plc 2.625%, 09/16/19 (144A) (h)	100,000	100,587
Time Warner Cable LLC 5.000%, 02/01/20	200,000	212,714
8.250%, 04/01/19	100,000	111,486

		525,412

Oil & Gas—0.4%
Petrobras Global Finance B.V. 4.250%, 10/02/23 (EUR)	600,000	657,416
4.375%, 05/20/23	300,000	284,250
5.375%, 01/27/21	5,100,000	5,235,150
6.250%, 12/14/26 (GBP)	300,000	383,672
8.375%, 05/23/21	2,500,000	2,823,750

		9,384,238

Pharmaceuticals—0.1%
EMD Finance LLC 2.400%, 03/19/20 (144A)	100,000	99,957
Forest Laboratories, Inc. 4.375%, 02/01/19 (144A)	100,000	103,537
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	100,000	99,233
Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 07/19/19	400,000	395,440
2.200%, 07/21/21	1,884,000	1,818,173

		2,516,340

Pipelines—0.1%
Enable Midstream Partners L.P. 2.400%, 05/15/19	100,000	99,092
Kinder Morgan Energy Partners L.P. 6.850%, 02/15/20	200,000	222,577
9.000%, 02/01/19	100,000	111,861
Kinder Morgan, Inc. 7.250%, 06/01/18	300,000	317,398
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	100,000	99,942
5.750%, 01/15/20	100,000	108,113

Pipelines—(Continued)
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	100,000	108,017
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	100,000	107,746
TransCanada PipeLines, Ltd. 3.800%, 10/01/20	600,000	628,194

		1,802,940

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	115,347

Real Estate Investment Trusts—0.2%
American Tower Corp. 2.800%, 06/01/20	300,000	302,161
3.300%, 02/15/21	100,000	101,404
Unibail-Rodamco SE 1.793%, 04/16/19 (b)	5,800,000	5,773,198

		6,176,763

Telecommunications—0.3%
AT&T, Inc. 1.617%, 01/15/20 (b)	6,600,000	6,643,580
Deutsche Telekom International Finance B.V. 1.500%, 09/19/19 (144A)	100,000	98,373
Sprint Communications, Inc. 8.375%, 08/15/17	100,000	102,200
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	100,000	99,750
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	300,000	323,142
5.877%, 07/15/19	400,000	432,074
Verizon Communications, Inc. 4.500%, 09/15/20	300,000	319,315

		8,018,434

Transportation—0.0%
AP Moeller - Maersk A/S 2.550%, 09/22/19 (144A)	100,000	100,506
Ryder System, Inc. 2.450%, 09/03/19	100,000	100,524

		201,030

Trucking & Leasing—0.0%
AerCap Aviation Solutions B.V. 6.375%, 05/30/17	100,000	100,722

Total Corporate Bonds & Notes (Cost $294,217,759)		291,699,478

BHFTI-301

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—7.2%

Security Description	Principal Amount*	Value

Sovereign—7.2%
Argentine Republic Government International Bond 6.875%, 01/26/27 (144A)	7,600,000	$7,706,400
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/17 (BRL)	231,100,000	70,290,173
Zero Coupon, 01/01/18 (BRL)	214,200,000	63,809,650
France Government Bond OAT 0.100%, 03/01/21 (EUR) (d)	3,007,740	3,378,112
2.250%, 07/25/20 (EUR) (d)	2,690,578	3,233,414
Hellenic Republic Government Bonds 3.000%, 02/24/23 (EUR) (i)	7,000	6,142
3.000%, 02/24/25 (EUR) (i)	7,000	5,978
3.000%, 02/24/26 (EUR) (i)	31,000	25,831
3.000%, 02/24/29 (EUR) (i)	173,000	134,340
3.000%, 02/24/30 (EUR) (i)	149,000	113,739
3.000%, 02/24/31 (EUR) (i)	142,000	106,515
3.000%, 02/24/32 (EUR) (i)	143,000	105,613
3.000%, 02/24/33 (EUR) (i)	110,000	80,030
3.000%, 02/24/34 (EUR) (i)	76,000	54,698
3.000%, 02/24/35 (EUR) (i)	13,000	9,222
3.000%, 02/24/36 (EUR) (i)	180,000	126,588
3.000%, 02/24/37 (EUR) (i)	303,000	212,536
3.000%, 02/24/38 (EUR) (i)	303,000	211,819
3.000%, 02/24/40 (EUR) (i)	58,000	40,531
3.000%, 02/24/41 (EUR) (i)	33,000	22,998
3.000%, 02/24/42 (EUR) (i)	206,000	144,163
Hellenic Republic Government International Bonds 3.800%, 08/08/17 (JPY)	150,000,000	1,286,432
4.500%, 07/03/17 (JPY)	300,000,000	2,613,285
Japanese Government CPI Linked Bond 0.100%, 03/10/24 (JPY) (d)	173,740,000	1,627,691
Mexican Bonos 4.750%, 06/14/18 (MXN)	65,252,000	3,412,283
7.750%, 05/29/31 (MXN)	120,200,000	6,672,481
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (d)	1,527,000	1,117,129
3.000%, 09/20/30 (NZD) (d)	11,600,000	9,254,164
United Kingdom Gilt Inflation Linked 0.125%, 03/22/44 (GBP) (d)	1,737,320	3,511,427
0.125%, 03/22/46 (GBP) (d)	2,698,888	5,628,404
0.125%, 03/22/58 (GBP) (d)	394,353	1,019,848
0.125%, 11/22/65 (GBP) (d)	2,457,357	7,364,853

Total Foreign Government (Cost $189,623,230)		193,326,489

Asset-Backed Securities—4.6%

Asset-Backed - Home Equity—0.2%
First NLC Trust 1.052%, 08/25/37 (144A) (b)	1,221,869	692,230
HSI Asset Securitization Corp. Trust 1.032%, 10/25/36 (b)	6,441	3,594
Nomura Home Equity Loan, Inc 1.272%, 03/25/36 (b)	3,000,000	2,534,746

Asset-Backed - Home Equity—(Continued)
NovaStar Mortgage Funding Trust 1.452%, 01/25/36 (b)	2,000,000	1,851,028
Soundview Home Loan Trust 1.042%, 11/25/36 (144A) (b)	53,228	21,945

		5,103,543

Asset-Backed - Other—3.8%
Alpstar CLO 2 plc 0.119%, 05/15/24 (144A) (EUR) (b) (h)	500,000	530,777
Amortizing Residential Collateral Trust 2.107%, 08/25/32 (b)	1,164,257	1,084,859
Atlas Senior Loan Fund II, Ltd. 2.269%, 01/30/24 (144A) (b)	2,079,236	2,078,182
Avery Point CLO, Ltd. 1.000%, 04/25/26 (144A) (b) (h)	8,100,000	8,100,000
Babson CLO, Ltd. 2.279%, 05/15/23 (144A) (b)	450,985	451,011
Cadogan Square CLO B.V. Zero Coupon, 07/24/23 (144A) (EUR) (b)	137,280	146,212
Cavalry CLO II 2.373%, 01/17/24 (144A) (b)	800,000	800,026
CELF Low Levered Partners plc Zero Coupon, 03/04/24 (144A) (EUR) (b)	88,523	94,176
CIT Mortgage Loan Trust 2.332%, 10/25/37 (144A) (b)	6,296,220	6,251,168
Cordatus CLO I plc 0.758%, 01/30/24 (GBP) (b)	406,791	509,136
Cordatus CLO II plc Zero Coupon, 07/25/24 (EUR) (b)	633,568	673,292
0.759%, 07/25/24 (GBP) (b)	241,637	298,358
Countrywide Asset-Backed Certificates 1.182%, 04/25/36 (b)	85,023	84,733
Credit-Based Asset Servicing and Securitization LLC 0.898%, 07/25/37 (144A) (b)	125,451	78,576
CSAB Mortgage-Backed Trust 5.720%, 09/25/36	679,334	403,931
CVP Cascade CLO-1, Ltd. Zero Coupon, 01/16/26 (144A) (b) (h)	1,200,000	1,202,148
CWABS Asset-Backed Certificates Trust 1.987%, 01/25/35 (b)	873,304	875,093
Eaton Vance CDO X plc Zero Coupon, 02/22/27 (EUR) (b)	17,186	18,323
1.352%, 02/22/27 (b) (j)	1,169,926	1,164,207
Equity One Mortgage Pass-Through Trust 1.582%, 04/25/34 (b)	108,852	92,386
Finn Square CLO, Ltd. 2.367%, 12/24/23 (144A) (b)	1,166,881	1,168,585
Flagship, Ltd. Zero Coupon, 01/20/26 (144A) (b)	5,600,000	5,597,200
Fortress Credit BSL, Ltd. Zero Coupon, 10/19/25 (144A) (b) (h)	3,600,000	3,598,200
GSAMP Trust 1.717%, 09/25/35 (b)	366,647	344,855

BHFTI-302

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Highlander Euro CDO B.V. Zero Coupon, 05/01/23 (144A) (EUR) (b)	312,502	$332,708
Hildebe CLO, Ltd. 1.000%, 07/19/26 (144A) (b) (h)	13,500,000	13,500,000
Hillmark Funding, Ltd. 1.302%, 05/21/21 (144A) (b)	2,337,550	2,330,811
HSI Asset Securitization Corp. Trust 1.142%, 05/25/37 (b)	551,178	511,138
Jamestown CLO, Ltd. Zero Coupon, 01/17/27 (144A) (b) (h)	6,800,000	6,796,600
Long Beach Mortgage Loan Trust 1.717%, 08/25/35 (b)	823,014	783,186
Morgan Stanley IXIS Real Estate Capital Trust 1.032%, 11/25/36 (b)	715	339
OneMain Financial Issuance Trust 2.470%, 09/18/24 (144A)	6,298,643	6,308,801
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.472%, 09/25/35 (b)	200,000	182,269
2.032%, 10/25/34 (b)	4,000,000	3,551,477
PDM CLO B.V. 0.510%, 02/14/23 (EUR) (b)	99,708	106,348
Penta CLO S.A. 0.001%, 06/04/24 (EUR) (b)	190,856	203,504
RAAC Trust 1.322%, 08/25/36 (b)	764,000	721,947
Shackleton CLO, Ltd. Zero Coupon, 01/13/25 (144A) (b) (h)	900,000	899,550
Small Business Administration Participation Certificates 5.510%, 11/01/27	2,011,774	2,171,516
Structured Asset Securities Corp. Mortgage Loan Trust 1.122%, 05/25/47 (b)	960,680	947,654
2.284%, 04/25/35 (b)	289,799	273,444
TICP CLO, Ltd. Zero Coupon, 07/20/26 (144A) (b)	10,600,000	10,600,000
U.S. Residential Opportunity Fund Trust 3.598%, 10/27/36 (144A)	2,612,359	2,598,320
Vericrest Opportunity Loan Trust LLC 3.375%, 02/25/55 (144A)	201,448	200,811
3.500%, 03/25/47 (144A)	800,000	800,431
3.875%, 04/25/55 (144A)	46,204	46,278
4.250%, 02/26/46 (144A)	819,438	823,345
4.250%, 03/26/46 (144A)	144,443	145,132
WhiteHorse, Ltd. 2.235%, 02/03/25 (144A) (b)	13,100,000	13,099,908

		103,580,951

Asset-Backed - Student Loan—0.6%
College Loan Corp. Trust 1.288%, 01/25/24 (b)	900,000	889,895
Navient Student Loan Trust 2.132%, 03/25/66 (144A) (b)	4,590,338	4,635,759

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust 2.538%, 04/25/23 (b)	9,332,382	9,518,716

		15,044,370

Total Asset-Backed Securities (Cost $122,277,202)		123,728,864

Mortgage-Backed Securities—2.0%

Collateralized Mortgage Obligations—1.4%
Banc of America Funding Trust 1.198%, 07/20/36 (b)	118,968	117,756
3.080%, 02/20/36 (b)	863,845	853,760
Banc of America Mortgage Trust 3.226%, 09/25/35 (b)	118,271	112,987
3.240%, 06/25/35 (b)	205,701	192,045
3.490%, 11/25/34 (b)	59,177	57,361
6.500%, 09/25/33	35,047	34,276
Bear Stearns Adjustable Rate Mortgage Trust 3.466%, 03/25/35 (b)	372,652	363,311
Bear Stearns ALT-A Trust 1.142%, 02/25/34 (b)	187,248	171,165
3.272%, 09/25/35 (b)	1,270,973	1,087,031
Chase Mortgage Finance Trust 2.995%, 02/25/37 (b)	78,558	77,673
Citigroup Mortgage Loan Trust 2.394%, 08/25/35 (b)	54,072	50,331
3.040%, 05/25/35 (b)	30,238	29,722
Countrywide Alternative Loan Trust 1.058%, 12/25/35 (b)	31,072	27,436
1.158%, 02/20/47 (b)	994,302	717,940
1.162%, 05/25/47 (b)	303,103	257,076
5.500%, 06/25/35	607,083	587,990
Countrywide Home Loan Mortgage Pass-Through Trust 1.562%, 04/25/35 (b)	733,025	677,951
3.122%, 11/20/34 (b)	334,152	316,683
3.134%, 11/19/33 (b)	20,205	19,844
3.155%, 08/25/34 (b)	148,586	126,892
Countrywide Home Reperforming Loan REMIC Trust 1.322%, 06/25/35 (144A) (b)	99,059	90,054
Deutsche ALT-B Securities Mortgage Loan Trust 1.082%, 10/25/36 (b)	28,073	18,313
5.869%, 10/25/36	495,082	440,931
5.886%, 10/25/36	495,082	440,924
Eurosail-UK plc 0.644%, 06/13/45 (GBP) (b)	7,365	9,215
1.294%, 06/13/45 (GBP) (b)	2,920,568	3,508,290
First Horizon Alternative Mortgage Securities Trust 3.017%, 06/25/34 (b)	207,315	202,201
GreenPoint Mortgage Funding Trust 1.252%, 11/25/45 (b)	179,792	154,909

BHFTI-303

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GreenPoint MTA Trust 1.422%, 06/25/45 (b)	342,605	$298,790
GSR Mortgage Loan Trust 3.087%, 09/25/35 (b)	306,047	315,347
3.112%, 12/25/34 (b)	1,314,046	1,313,903
3.206%, 11/25/35 (b)	612,881	557,680
3.324%, 05/25/35 (b)	473,393	436,301
3.489%, 01/25/35 (b)	197,619	188,288
HarborView Mortgage Loan Trust 1.258%, 02/19/36 (b)	181,500	130,541
1.418%, 05/19/35 (b)	88,326	80,875
IndyMac INDA Mortgage Loan Trust 3.593%, 11/25/35 (b)	446,066	416,949
JPMorgan Mortgage Trust 2.748%, 07/27/37 (144A) (b)	893,206	840,297
3.172%, 08/25/35 (b)	388,359	370,777
3.229%, 07/25/35 (b)	232,522	230,741
3.245%, 06/25/35 (b)	743,362	736,473
3.252%, 08/25/35 (b)	308,847	307,343
3.257%, 09/25/35 (b)	117,583	106,987
3.270%, 02/25/35 (b)	318,993	313,954
3.283%, 07/25/35 (b)	220,933	222,815
Lehman XS Trust 1.252%, 12/25/35 (b)	176,966	166,844
Marche Mutui S.r.l. 0.062%, 02/25/55 (EUR) (b)	23,953	25,554
1.922%, 01/27/64 (EUR) (b)	671,214	720,215
Master Adjustable Rate Mortgages Trust 2.966%, 12/25/33 (b)	160,004	154,574
3.050%, 11/21/34 (b)	206,516	210,795
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.352%, 12/15/30 (b)	35,960	34,294
1.612%, 11/15/31 (b)	222,688	207,632
Merrill Lynch Mortgage Investors Trust 1.232%, 11/25/35 (b)	97,747	91,867
1.784%, 10/25/35 (b)	155,679	147,395
3.068%, 12/25/35 (b)	215,740	198,061
National Credit Union Administration Guaranteed Notes 1.337%, 12/08/20 (b)	3,802,429	3,821,511
1.432%, 10/07/20 (b)	1,945,837	1,947,965
Residential Accredit Loans, Inc. 1.282%, 08/25/35 (b)	140,295	111,814
1.998%, 09/25/45 (b)	149,176	128,933
Sequoia Mortgage Trust 1.178%, 07/20/36 (b)	1,093,001	1,030,192
1.678%, 10/19/26 (b)	55,218	53,790
Structured Adjustable Rate Mortgage Loan Trust 2.038%, 01/25/35 (b)	120,329	101,914
3.379%, 02/25/34 (b)	153,657	154,195
3.464%, 12/25/34 (b)	266,439	260,477

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust 1.172%, 06/25/36 (b)	97,130	81,286
1.192%, 05/25/36 (b)	42,775	32,553
1.228%, 07/19/35 (b)	213,024	190,754
1.638%, 10/19/34 (b)	97,086	92,597
Swan Trust 2.925%, 04/25/41 (AUD) (b)	152,294	116,959
TBW Mortgage-Backed Trust 6.015%, 07/25/37	275,423	202,009
Thrones plc 1.860%, 07/20/44 (GBP) (b)	47,355	59,613
WaMu Mortgage Pass-Through Certificates Trust 1.408%, 05/25/47 (b)	434,040	384,325
1.424%, 12/25/46 (b)	96,595	90,912
1.638%, 02/25/46 (b)	173,988	167,234
1.638%, 08/25/46 (b)	6,436,951	5,653,630
1.838%, 11/25/42 (b)	20,734	19,210
2.116%, 07/25/46 (b)	662,837	615,534
2.116%, 11/25/46 (b)	221,341	199,248
2.990%, 08/25/35 (b)	91,377	84,948
3.001%, 12/25/35 (b)	181,016	165,919
Wells Fargo Mortgage-Backed Securities Trust
3.003%, 11/25/34 (b)	146,191	145,808
3.044%, 09/25/34 (b)	258,972	263,227
3.096%, 04/25/36 (b)	593,683	592,983
3.170%, 03/25/36 (b)	101,646	96,473
3.338%, 04/25/36 (b)	252,401	230,386

		36,665,758

Commercial Mortgage-Backed Securities—0.6%
Banc of America Commercial Mortgage Trust 5.894%, 02/10/51 (b)	252,139	253,765
Banc of America Re-REMIC Trust 5.901%, 02/17/51 (144A) (b)	156,830	157,094
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	26,486
JPMorgan Chase Commercial Mortgage Securities Trust 5.794%, 02/12/51 (b)	792,123	798,323
ML-CFC Commercial Mortgage Trust 5.700%, 09/12/49	4,059,190	4,096,483
Morgan Stanley Capital Trust 5.809%, 12/12/49	2,501,986	2,516,765
RBSCF Trust 6.101%, 12/16/49 (144A) (b)	1,066,729	1,067,696
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,406,045

		16,322,657

Total Mortgage-Backed Securities (Cost $49,630,996)		52,988,415

BHFTI-304

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Purchased Options—0.2%

Security Description	Notional Amount*	Value

Interest Rate Swaptions—0.2%
Call - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.150%, Expires 06/15/18 (Counterparty - Deutsche Bank AG) (j)	16,400,000	$361,210
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.720%, Expires 07/16/18 (Counterparty - Morgan Stanley Capital Services LLC) (j)	51,400,000	1,382,146
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.765%, Expires 07/16/18 (Counterparty - Morgan Stanley Capital Services LLC) (j)	67,700,000	1,705,769
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.150%, Expires 06/15/18 (Counterparty - Deutsche Bank AG) (j)	16,400,000	2,261,519

		5,710,644

Options on Exchange-Traded Futures Contracts—0.0%
Call - U.S. Treasury Note 2-Year Futures @ $110.00, Expires 05/26/17 (Counterparty - Morgan Stanley Capital Services LLC)	322	322
Call - U.S. Treasury Note 5-Year Futures @ $125.00, Expires 05/26/17 (Counterparty - Morgan Stanley Capital Services LLC)	629	629
Put - Eurodollar Futures @ $98.50, Expires 04/13/17 (Counterparty - Morgan Stanley Capital Services LLC)	2,322	14,513
Put - Eurodollar Futures @ $98.63, Expires 04/13/17 (Counterparty - Morgan Stanley Capital Services LLC)	4,618	28,862
Put - U.S. Treasury Note 10-Year Futures @ $110.50, Expires 05/26/17 (Counterparty - Morgan Stanley Capital Services LLC)	844	844
Put - U.S. Treasury Note 10-Year Futures @ $111.00, Expires 05/26/17 (Counterparty - Morgan Stanley Capital Services LLC)	1,560	1,560
Put - U.S. Treasury Note 10-Year Futures @ $111.50, Expires 05/26/17 (Counterparty - Morgan Stanley Capital Services LLC)	269	269

		46,999

Total Purchased Options (Cost $4,920,837)		5,757,643

Convertible Preferred Stock—0.0%
Security Description	Shares/ Principal Amount*	Value

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,116,000

Municipals—0.0%
Tobacco Settlement Financing Authority, Revenue Bonds 7.467%, 06/01/47 (Cost $694,145)	725,000	692,984

Floating Rate Loans (k)—0.0%

Hotels, Restaurants & Leisure—0.0%
Las Vegas Sands LLC Term Loan B, 2.980%, 12/19/20	99,238	99,398

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.570%, 04/01/22	93,602	93,966

Total Floating Rate Loans (Cost $188,780)		193,364

Short-Term Investments—7.1%

Certificate of Deposit—4.0%
Barclays Bank plc 1.804%, 11/06/17	10,000,000	10,020,530
1.906%, 09/08/17	7,500,000	7,517,002
Credit Suisse 1.920%, 09/12/17	14,800,000	14,834,824
Mitsubishi UFJ Trust & Banking Corp. 1.872%, 09/19/17	5,700,000	5,715,185
Natixis 1.846%, 09/25/17	19,800,000	19,846,609
Norinchukin Bank 1.733%, 10/11/17	20,900,000	20,959,189
Sumitomo Mitsui Banking Corp. 1.831%, 09/15/17	10,000,000	10,024,850
Sumitomo Mitsui Trust Bank, Ltd. 1.715%, 10/06/17	6,000,000	6,016,446
1.882%, 09/18/17	12,900,000	12,935,398

		107,870,033

Foreign Government—2.9%
Argentina Treasury Bills 2.563%, 06/30/17 (l)	1,200,000	1,192,380
2.614%, 06/16/17 (l)	900,000	892,083
2.729%, 05/26/17 (l)	2,700,000	2,683,857
3.119%, 09/15/17 (l)	2,200,000	2,154,029
3.163%, 12/15/17 (l)	2,000,000	1,932,572

BHFTI-305

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Foreign Government—(Continued)
Japan Treasury Bills 0.000%, 04/10/17 (JPY) (l)	2,670,000,000	$23,983,209
0.000%, 05/08/17 (JPY) (l)	4,600,000,000	41,327,362
Mexico Cetes 6.478%, 08/17/17 (MXN)	602,900,000	3,139,759
6.521%, 01/04/18 (MXN)	112,400,000	570,007

		77,875,258

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $5,233,310 on 04/03/17, collateralized by $4,985,000 U.S. Treasury Note at 3.500% due 05/15/20 with a value of $5,339,862.	5,233,271	5,233,271

Total Short-Term Investments (Cost $189,239,200)		190,978,562

Total Investments—132.2% (Cost $3,614,360,091) (m)		3,553,843,095
Other assets and liabilities (net)—(32.2)%		(866,267,475)

Net Assets—100.0%		$2,687,575,620

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2017, the market value of securities pledged was $14,835,688.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2017, the market value of securities pledged was $10,093,311.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $4,456,711.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $34,727,862, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Illiquid security. As of March 31, 2017, these securities represent 0.3% of net assets.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	The rate shown represents current yield to maturity.
(m)	As of March 31, 2017, the aggregate cost of investments was $3,761,776,657. The aggregate unrealized appreciation and depreciation of investments were $26,287,277 and $(86,804,273), respectively, resulting in net unrealized depreciation of $(60,516,996).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $139,173,394, which is 5.2% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IRS)—	Interest Rate Swap
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-306

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alpstar CLO 2 plc, 0.119%, 05/15/24	03/09/17	$500,000	$527,908	$530,777
Avery Point CLO, Ltd., 1.000%, 04/25/26	03/30/17	8,100,000	8,100,000	8,100,000
CVP Cascade CLO-1, Ltd., Zero Coupon, 01/16/26	03/15/17	1,200,000	1,200,000	1,202,148
Fortress Credit BSL, Ltd., Zero Coupon, 10/19/25	03/27/17	3,600,000	3,600,000	3,598,200
Hildebe CLO, Ltd., 1.000%, 07/19/26	03/30/17	13,500,000	13,500,000	13,500,000
Jamestown CLO, Ltd., Zero Coupon, 01/17/27	03/24/17	6,800,000	6,800,000	6,796,600
Shackleton CLO, Ltd., Zero Coupon, 01/13/25	03/24/17	900,000	900,000	899,550
Sky plc, 2.625%, 09/16/19	02/14/17	100,000	100,474	100,587

				$34,727,862

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	8,896,000	Barclays Bank plc	04/04/17	$6,803,216	$(6,674)
BRL	66,024	BNP Paribas S.A.	04/04/17	21,000	90
BRL	20,781,353	BNP Paribas S.A.	04/04/17	6,735,602	(97,465)
BRL	30,200,000	BNP Paribas S.A.	04/04/17	9,367,159	279,555
BRL	62,400,000	BNP Paribas S.A.	04/04/17	18,966,565	965,716
BRL	33,657,140	Deutsche Bank AG	04/04/17	10,622,756	128,263
BRL	12,809,763	JPMorgan Chase Bank N.A.	04/04/17	4,075,000	16,791
BRL	30,590,238	JPMorgan Chase Bank N.A.	04/04/17	9,654,790	116,575
BRL	96,800,000	JPMorgan Chase Bank N.A.	04/04/17	29,661,407	1,259,184
BRL	33,657,140	Deutsche Bank AG	05/03/17	10,542,565	137,634
CNH	182,234,281	Deutsche Bank AG	05/19/17	26,134,272	289,454
DKK	48,999,400	Goldman Sachs Bank USA	04/03/17	7,104,760	(78,346)
EUR	17,324,195	BNP Paribas S.A.	04/04/17	18,684,145	(202,697)
EUR	2,907,000	Goldman Sachs Bank USA	04/04/17	3,064,875	36,312
EUR	4,031,000	JPMorgan Chase Bank N.A.	04/04/17	4,327,750	(27,480)
EUR	6,107,000	UBS AG Stamford	04/04/17	6,560,751	(45,805)
EUR	6,107,000	Credit Suisse International	05/02/17	6,530,398	(7,253)
GBP	932,000	Citibank N.A.	04/04/17	1,142,702	25,002
GBP	3,029,000	Goldman Sachs Bank USA	04/04/17	3,732,349	62,686
GBP	27,151,000	Goldman Sachs Bank USA	04/04/17	33,737,311	280,189
GBP	5,062,000	JPMorgan Chase Bank N.A.	04/04/17	6,206,055	136,128
INR	507,950,759	UBS AG Stamford	04/20/17	7,380,860	424,383
JPY	682,971,643	Citibank N.A.	04/04/17	6,162,892	(28,232)
KRW	110,528,450	JPMorgan Chase Bank N.A.	06/23/17	96,283	2,645
MXN	121,009,000	BNP Paribas S.A.	04/17/17	6,114,669	335,607
MXN	2,288,000	JPMorgan Chase Bank N.A.	04/17/17	119,481	2,478
MXN	2,906,000	JPMorgan Chase Bank N.A.	04/17/17	140,919	13,983
MXN	135,168,000	JPMorgan Chase Bank N.A.	04/17/17	6,819,494	385,515
MXN	3,278,000	Societe Generale Paris	04/17/17	164,649	10,082
MXN	180,100,000	BNP Paribas S.A.	03/01/18	9,078,353	81,795
MYR	506,797	UBS AG Stamford	06/23/17	112,509	1,676
RUB	398,017,580	Credit Suisse International	05/24/17	6,606,594	382,531

Contracts to Deliver
AUD	8,896,000	Citibank N.A.	04/04/17	6,806,409	9,867
AUD	8,896,000	Barclays Bank plc	05/02/17	6,799,924	6,791
BRL	64,247,377	BNP Paribas S.A.	04/04/17	20,277,546	(244,838)
BRL	29,000,000	BNP Paribas S.A.	04/04/17	8,319,706	(943,694)
BRL	20,200,000	BNP Paribas S.A.	04/04/17	5,743,042	(709,396)
BRL	33,657,140	Deutsche Bank AG	04/04/17	10,609,027	(141,991)
BRL	46,900,000	JPMorgan Chase Bank N.A.	04/04/17	13,604,061	(1,377,093)

BHFTI-307

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	46,700,000	JPMorgan Chase Bank N.A.	04/04/17	$13,442,717	$(1,474,551)
BRL	46,600,000	JPMorgan Chase Bank N.A.	04/04/17	13,356,837	(1,528,489)
BRL	75,200,000	BNP Paribas S.A.	10/03/17	21,936,989	(1,156,815)
BRL	61,000,000	BNP Paribas S.A.	10/03/17	18,167,468	(565,538)
BRL	94,900,000	JPMorgan Chase Bank N.A.	10/03/17	27,911,765	(1,231,879)
BRL	16,080,000	BNP Paribas S.A.	01/03/18	4,453,677	(405,321)
BRL	113,500,000	Deutsche Bank AG	01/03/18	31,956,798	(2,340,232)
BRL	36,300,000	Deutsche Bank AG	01/03/18	10,060,064	(908,942)
BRL	26,200,000	Deutsche Bank AG	01/03/18	6,935,609	(981,414)
BRL	22,120,000	JPMorgan Chase Bank N.A.	01/03/18	6,114,720	(569,424)
CNH	183,597,181	UBS AG Stamford	05/19/17	26,446,542	(174,803)
DKK	219,225,100	BNP Paribas S.A.	04/03/17	33,253,173	1,816,741
DKK	68,347,000	BNP Paribas S.A.	04/03/17	10,387,777	586,956
DKK	53,325,000	BNP Paribas S.A.	04/03/17	8,146,062	499,366
DKK	23,503,900	Deutsche Bank AG	04/03/17	3,559,265	188,853
DKK	49,765,000	JPMorgan Chase Bank N.A.	04/03/17	7,218,596	82,396
DKK	11,445,000	UBS AG Stamford	04/03/17	1,738,997	97,807
DKK	139,962,000	Barclays Bank plc	07/03/17	21,350,642	1,188,453
DKK	48,999,400	Goldman Sachs Bank USA	07/03/17	7,138,295	79,700
DKK	59,667,000	Goldman Sachs Bank USA	10/02/17	9,145,769	508,004
DKK	8,665,000	JPMorgan Chase Bank N.A.	10/02/17	1,328,051	73,652
DKK	14,842,000	UBS AG Stamford	10/03/17	2,262,028	113,291
EUR	17,898,195	BNP Paribas S.A.	04/04/17	19,020,591	(73,200)
EUR	271,000	Citibank N.A.	04/04/17	288,098	(1,005)
EUR	5,830,000	Goldman Sachs Bank USA	04/04/17	6,144,491	(74,952)
EUR	263,000	Goldman Sachs Bank USA	04/04/17	279,366	(1,202)
EUR	17,324,195	BNP Paribas S.A.	05/02/17	18,708,000	203,294
GBP	2,366,000	JPMorgan Chase Bank N.A.	04/04/17	2,886,102	(78,260)
GBP	33,808,000	UBS AG Stamford	04/04/17	41,985,783	(372,276)
GBP	27,151,000	Goldman Sachs Bank USA	05/02/17	33,760,303	(279,484)
INR	70,739,240	JPMorgan Chase Bank N.A.	04/20/17	1,079,000	(7,989)
JPY	682,971,643	BNP Paribas S.A.	04/04/17	6,092,005	(42,654)
JPY	640,000,000	Citibank N.A.	04/10/17	5,510,496	(239,286)
JPY	420,000,000	Citibank N.A.	04/10/17	3,615,889	(157,405)
JPY	270,000,000	Citibank N.A.	04/10/17	2,329,233	(96,456)
JPY	250,000,000	Citibank N.A.	04/10/17	2,155,962	(90,046)
JPY	660,000,000	UBS AG Stamford	04/10/17	5,682,161	(247,302)
JPY	430,000,000	UBS AG Stamford	04/10/17	3,701,345	(161,790)
JPY	682,971,643	Citibank N.A.	05/02/17	6,169,739	28,960
JPY	4,600,000,000	JPMorgan Chase Bank N.A.	05/08/17	40,834,443	(534,510)
MXN	168,186,550	BNP Paribas S.A.	04/17/17	8,182,668	(782,365)
MXN	154,556,000	Goldman Sachs Bank USA	04/17/17	7,425,936	(812,533)
MXN	30,090,000	BNP Paribas S.A.	08/17/17	1,506,338	(68,417)
MXN	2,710,000	Goldman Sachs Bank USA	08/17/17	135,361	(6,466)
MXN	27,490,000	Societe Generale Paris	08/17/17	1,377,254	(61,430)
MXN	11,240,000	Goldman Sachs Bank USA	01/04/18	548,895	(27,361)
MXN	180,100,000	BNP Paribas S.A.	03/01/18	8,612,404	(547,745)
NZD	15,376,000	Societe Generale Paris	04/04/17	11,039,024	260,452
NZD	15,376,000	BNP Paribas S.A.	05/02/17	10,739,798	(31,020)
SGD	100,283	Deutsche Bank AG	06/23/17	71,037	(696)

Net Unrealized Depreciation					$(8,925,365)

BHFTI-308

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/08/17	226	EUR	36,279,692	$214,670
Put Options on 90 Day Sterling Futures, Strike GBP 98.500	06/21/17	808	GBP	34,631	(43,388)
U.S. Treasury Note 10 Year Futures	06/21/17	1,570	USD	195,054,992	508,133

Futures Contracts—Short
Euro-Bobl Futures	06/08/17	(38)	EUR	(5,021,288)	13,749
Euro-OAT Futures	06/08/17	(303)	EUR	(44,577,582)	26,097
Japanese Government 10 Year Bond Futures	06/13/17	(36)	JPY	(5,409,527,220)	(4,965)
Put Options on 90 Day Sterling Futures, Strike GBP 98.000	06/21/17	(808)	GBP	(9,494)	11,894
U.S. Treasury Long Bond Futures	06/21/17	(612)	USD	(92,324,005)	7,630
U.S. Treasury Note 2 Year Futures	06/30/17	(744)	USD	(160,976,304)	(64,822)
U.S. Treasury Note 5 Year Futures	06/30/17	(1,069)	USD	(125,559,575)	(290,121)
United Kingdom Long Gilt Bond Futures	06/28/17	(87)	GBP	(10,932,355)	(209,366)

Net Unrealized Appreciation					$169,511

Written Options

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	04/22/24	USD	(35,000,000)	$(254,625)	$(12,670)	$241,955
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	05/16/24	USD	(2,800,000)	(19,460)	(1,075)	18,385
Cap - HICP Index	3.000	Goldman Sachs Bank USA	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	06/22/35	EUR	(8,700,000)	(395,798)	(80,472)	315,326
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	04/07/20	USD	(49,000,000)	(436,720)	(49)	436,671
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	09/29/20	USD	(4,700,000)	(60,630)	(24)	60,606
Floor - OTC YOY CPURNSA Index	0.001	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	01/22/18	USD	(4,500,000)	(43,650)	(4)	43,646
Floor - OTC YOY CPURNSA Index	0.001	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	03/01/18	USD	(3,500,000)	(30,100)	(357)	29,743
Floor - OTC YOY CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	03/24/20	USD	(33,500,000)	(378,550)	(137,819)	240,731
Floor - OTC YOY CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	10/02/20	USD	(14,900,000)	(275,009)	(79,287)	195,722

Totals							$(1,894,542)	$(311,757)	$1,582,785

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 10 Yr. IRS	2.455%	Goldman Sachs Bank USA	3M LIBOR	Pay	05/18/17	USD	(94,200,000)	$(1,361,190)	$(792,976)	$568,214

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5-Yr. CDS	1.000%	Citibank N.A.	CDX.ITRAXX.MAIN.26	Sell	06/21/17	EUR	(13,800,000)	$(19,963)	$(7,731)	$12,232
Call - 5 Yr. CDS	0.675%	Citibank N.A.	CDX.ITRAXX.MAIN.26	Buy	06/21/17	EUR	(13,800,000)	(18,115)	(29,276)	(11,161)

Totals								$(38,078)	$(37,007)	$1,071

BHFTI-309

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	$125.000	05/26/17	(293)	$(158,677)	$(206,016)	$(47,339)
Call - U.S. Treasury Note 10 Year Futures	124.500	05/26/17	(532)	(431,910)	(490,437)	(58,527)
Put - U.S. Treasury Note 10 Year Futures	123.000	05/26/17	(222)	(201,618)	(69,375)	132,243
Put - U.S. Treasury Note 10 Year Futures	122.500	05/26/17	(687)	(529,661)	(150,281)	379,380

Totals				$(1,321,866)	$(916,109)	$405,757

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M UKRPI	3.195%	04/15/30	Goldman Sachs Bank USA	GBP	1,850,000	$(60,515)	$—	$(60,515)
Pay	1M UKRPI	3.325%	08/15/30	Goldman Sachs Bank USA	GBP	12,500,000	(217,852)	(28,394)	(189,458)
Pay	1M UKRPI	3.358%	04/15/35	Goldman Sachs Bank USA	GBP	2,900,000	(46,682)	—	(46,682)
Pay	1M UKRPI	3.400%	06/15/30	Goldman Sachs Bank USA	GBP	4,200,000	32,093	13,135	18,958
Pay	3M CPURNSA	1.788%	07/18/26	Morgan Stanley Capital Services LLC	USD	8,800,000	(423,336)	—	(423,336)
Pay	3M CPURNSA	1.800%	07/20/26	Morgan Stanley Capital Services LLC	USD	6,500,000	(303,664)	—	(303,664)
Pay	3M CPURNSA	1.805%	09/20/26	Morgan Stanley Capital Services LLC	USD	2,300,000	(106,323)	—	(106,323)
Pay	3M CPURNSA	1.810%	07/19/26	Morgan Stanley Capital Services LLC	USD	12,600,000	(577,514)	—	(577,514)
Pay	3M CPURNSA	2.063%	05/12/25	UBS AG Stamford	USD	400,000	(2,745)	—	(2,745)
Pay	EXT-CPI	1.178%	05/15/26	Citibank N.A.	EUR	4,800,000	(98,007)	(729)	(97,278)
Receive	1M UKRPI	3.120%	06/15/46	Goldman Sachs Bank USA	GBP	560,000	138,207	—	138,207
Receive	1M UKRPI	3.145%	05/15/46	Goldman Sachs Bank USA	GBP	1,810,000	394,142	30,836	363,306
Receive	3M CPURNSA	1.725%	03/04/19	Deutsche Bank AG	USD	8,125,000	37,698	—	37,698
Receive	3M CPURNSA	2.173%	11/01/18	Deutsche Bank AG	USD	21,800,000	(738,353)	—	(738,353)
Receive	3M CPURNSA	2.175%	10/01/18	Goldman Sachs Bank USA	USD	43,400,000	(1,489,471)	42,961	(1,532,432)
Receive	3M CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(644,912)	—	(644,912)
Receive	3M CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	12,300,000	(1,035,220)	—	(1,035,220)
Receive	EXT-CPI	0.550%	10/15/17	BNP Paribas S.A.	EUR	3,600,000	13,688	—	13,688

Totals							$(5,128,766)	$57,809	$(5,186,575)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	1M UKRPI	3.140%	04/15/31	GBP	4,600,000	$92,710
Pay	1M UKRPI	3.300%	12/15/30	GBP	4,500,000	55,431
Pay	1M UKRPI	3.325%	08/15/30	GBP	18,500,000	78,191
Pay	1M UKRPI	3.350%	05/15/30	GBP	15,100,000	(8,245)
Pay	1M UKRPI	3.400%	06/15/30	GBP	16,200,000	221,196
Pay	1M UKRPI	3.530%	10/15/31	GBP	3,500,000	(48,048)
Pay	28-Day TIIE	8.035%	12/17/26	MXN	132,900,000	342,254
Pay	3M CPURNSA	1.730%	07/26/26	USD	7,500,000	40,031
Pay	3M CPURNSA	1.780%	09/15/26	USD	5,000,000	28,771
Pay	3M CPURNSA	1.801%	09/12/26	USD	5,870,000	33,633
Pay	3M LIBOR	1.250%	06/15/18	USD	20,600,000	(141,561)
Pay	3M LIBOR	2.500%	12/19/23	USD	73,900,000	750,714
Pay	3M LIBOR	2.655%	10/19/23	USD	47,000,000	496,369

BHFTI-310

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.670%	11/19/23	USD	14,000,000	$148,037
Pay	3M LIBOR	2.678%	10/25/23	USD	33,000,000	378,646
Pay	3M LIBOR	2.681%	12/12/23	USD	14,000,000	148,244
Pay	EXT-CPI	0.830%	05/15/18	EUR	26,600,000	(194,832)
Pay	EXT-CPI	1.100%	08/15/26	EUR	2,700,000	51,047
Pay	EXT-CPI	1.385%	12/15/26	EUR	19,200,000	91,346
Receive	1M UKRPI	3.428%	03/15/47	GBP	2,100,000	68,657
Receive	1M UKRPI	3.585%	10/15/46	GBP	5,200,000	(57,967)
Receive	3M CPURNSA	1.550%	07/26/21	USD	7,500,000	(41,288)
Receive	3M CPURNSA	1.603%	09/12/21	USD	5,870,000	(34,891)
Receive	3M CPURNSA	2.018%	08/19/17	USD	39,600,000	65,210
Receive	3M CPURNSA	2.021%	11/25/20	USD	10,400,000	47,727
Receive	3M CPURNSA	2.027%	11/23/20	USD	11,000,000	48,503
Receive	3M CPURNSA	2.250%	07/15/17	USD	10,400,000	(1,292)
Receive	3M LIBOR	1.250%	02/23/18	USD	150,800,000	143,485
Receive	3M LIBOR	1.250%	06/21/22	USD	51,700,000	(363,019)
Receive	3M LIBOR	1.750%	12/21/26	USD	35,540,000	3,122,910
Receive	3M LIBOR	1.850%	07/27/26	USD	13,350,000	522,752
Receive	3M LIBOR	2.000%	12/16/20	USD	15,400,000	(40,533)
Receive	3M LIBOR	2.000%	07/27/26	USD	36,300,000	1,184,120
Receive	3M LIBOR	2.250%	12/21/46	USD	50,000	990
Receive	3M LIBOR	2.300%	04/21/26	USD	34,400,000	643,008
Receive	3M LIBOR	2.300%	04/27/26	USD	41,300,000	774,177
Receive	3M LIBOR	2.400%	03/16/26	USD	60,500,000	844,906
Receive	3M LIBOR	2.500%	02/22/26	USD	91,970,000	1,154,170
Receive	3M LIBOR	2.750%	12/19/48	USD	16,600,000	(300,631)
Receive	3M LIBOR	2.948%	10/19/48	USD	9,000,000	(320,989)
Receive	3M LIBOR	2.951%	11/19/48	USD	3,000,000	(107,015)
Receive	3M LIBOR	2.953%	12/12/48	USD	3,000,000	(106,638)
Receive	3M LIBOR	2.969%	10/25/48	USD	6,000,000	(239,925)
Receive	6M LIBOR	1.500%	09/20/27	GBP	6,800,000	(106,837)
Receive	6M LIBOR	1.500%	09/20/27	GBP	37,360,000	(680,694)
Receive	6M LIBOR	1.500%	12/21/45	JPY	143,000,000	(9,941)
Receive	6M LIBOR	1.750%	03/21/48	GBP	540,000	(8,847)
Receive	6M LIBOR	1.750%	03/21/48	GBP	18,170,000	(594,639)
Receive	6M LIBOR	2.000%	09/16/45	GBP	1,555,000	(368,199)
Receive	EXT-CPI	0.580%	10/15/17	EUR	29,600,000	143,569
Receive	EXT-CPI	0.625%	09/15/18	EUR	10,600,000	73,797
Receive	EXT-CPI	0.650%	10/15/18	EUR	8,700,000	60,205
Receive	EXT-CPI	0.806%	04/15/21	EUR	14,100,000	202,272
Receive	EXT-CPI	0.875%	05/15/21	EUR	20,200,000	270,877
Receive	EXT-CPI	0.890%	11/15/18	EUR	2,600,000	3,149

Net Unrealized Appreciation						$8,555,073

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.28	(5.000%)	06/20/22	3.385%	USD	18,300,000	$(53,523)

BHFTI-311

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Swap Agreements—(Continued)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	06/20/21	Citibank N.A.	1.800%	USD	800,000	$(25,451)	$(69,203)	$43,752
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	06/20/21	Deutsche Bank AG	1.800%	USD	1,200,000	(38,177)	(103,311)	65,134
Federative Republic of Brazil	1.000%	12/20/21	JPMorgan Chase Bank N.A.	2.050%	USD	2,800,000	(129,021)	(218,003)	88,982
Russian Federation 7.500%, due 03/31/30	1.000%	06/20/21	JPMorgan Chase Bank N.A.	1.292%	USD	2,000,000	$(23,488)	(122,681)	99,193
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Barclays Bank plc	0.989%	USD	12,400,000	5,579	(311,729)	317,308
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Citibank N.A.	0.989%	USD	1,000,000	450	(24,368)	24,818
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Credit Suisse International	0.989%	USD	600,000	270	(14,758)	15,028
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Deutsche Bank AG	0.989%	USD	12,900,000	5,805	(331,353)	337,158

Totals							$(204,033)	$(1,195,406)	$991,373

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	10/17/57	Deutsche Bank AG	0.000%	USD	7,900,000	$(107,488)	$(496,449)	$388,961
CMBX.NA.AAA.8	0.500%	10/17/57	Goldman Sachs International	0.000%	USD	900,000	(12,245)	(46,593)	34,348

Totals							$(119,733)	$(543,042)	$423,309

Securities in the amount of $2,172,589 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound

BHFTI-312

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(CMBX)—	Commercial Mortgage-Backed Index
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EXT-CPI)—	Excluding Tobacco-Non-revised Consumer Price Index
(HICP)—	Harmonized Index of Consumer Prices
(IRS)—	Interest Rate Swap
(ITRAXX.MAIN)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index
(YOY)—	Year over year options mayhave a series of expirations

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,693,361,296	$—	$2,693,361,296
Total Corporate Bonds & Notes*	—	291,699,478	—	291,699,478
Total Foreign Government*	—	193,326,489	—	193,326,489
Total Asset-Backed Securities*	—	123,728,864	—	123,728,864
Total Mortgage-Backed Securities*	—	52,988,415	—	52,988,415
Purchased Options
Interest Rate Swaptions	—	5,710,644	—	5,710,644
Options on Exchange-Traded Futures Contracts	46,999	—	—	46,999
Total Purchased Options	46,999	5,710,644	—	5,757,643
Total Convertible Preferred Stock*	1,116,000	—	—	1,116,000

BHFTI-313

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Municipals	$—	$692,984	$—	$692,984
Total Floating Rate Loans*	—	193,364	—	193,364
Total Short-Term Investments*	—	190,978,562	—	190,978,562
Total Investments	$1,162,999	$3,552,680,096	$—	$3,553,843,095

Secured Borrowings (Liability)	$—	$(2,606,698,749)	$—	$(2,606,698,749)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,118,857	$—	$11,118,857
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(20,044,222)	—	(20,044,222)
Total Forward Contracts	$—	$(8,925,365)	$—	$(8,925,365)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$782,173	$—	$—	$782,173
Futures Contracts (Unrealized Depreciation)	(612,662)	—	—	(612,662)
Total Futures Contracts	$169,511	$—	$—	$169,511
Written Options
Credit Default Swaptions at Value	$—	$(37,007)	$—	$(37,007)
Inflation Capped Options at Value	—	(311,757)	—	(311,757)
Interest Rate Swaptions at Value	—	(792,976)	—	(792,976)
Options on Exchange-Traded Futures Contracts at Value	(916,109)	—	—	(916,109)
Total Written Options	$(916,109)	$(1,141,740)	$—	$(2,057,849)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$12,331,104	$—	$12,331,104
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,829,554)	—	(3,829,554)
Total Centrally Cleared Swap Contracts	$—	$8,501,550	$—	$8,501,550
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$627,932	$—	$627,932
OTC Swap Contracts at Value (Liabilities)	—	(6,080,464)	—	(6,080,464)
Total OTC Swap Contracts	$—	$(5,452,532)	$—	$(5,452,532)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-314

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—70.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—47.9%
Fannie Mae 10 Yr. Pool 3.000%, 12/01/20	100,551	$103,191
3.000%, 02/01/21	307,482	315,556
3.000%, 08/01/21	225,721	231,647
3.000%, 11/01/21	61,521	63,136
3.000%, 03/01/22	278,619	285,934
3.000%, 05/01/22	937,252	961,860
3.500%, 05/01/19	66,529	69,214
3.500%, 08/01/20	278,250	289,478
3.500%, 10/01/20	604,037	628,411
3.500%, 03/01/21	61,364	63,841
3.500%, 07/01/21	698,253	726,484
3.500%, 01/01/22	193,759	201,633
3.500%, 04/01/22	128,148	133,371
3.500%, 08/01/22	135,842	141,337
3.500%, 09/01/23	647,032	673,191
4.000%, 05/01/19	6,394	6,609
4.500%, 03/01/18	10,692	10,966
4.500%, 07/01/18	7,136	7,318
4.500%, 11/01/18	7,694	7,891
4.500%, 12/01/18	4,050	4,153
4.500%, 05/01/19	224,330	230,068
5.500%, 11/01/17	9,152	9,195
5.500%, 09/01/18	42,741	43,515
5.500%, 10/01/18	22,550	22,993
Fannie Mae 15 Yr. Pool 3.000%, 09/01/28	595,689	612,793
3.000%, 06/01/30	19,994,058	20,558,728
3.000%, TBA (a)	59,000,000	60,494,322
3.500%, 04/01/24	693,629	721,626
3.500%, 08/01/25	157,866	164,456
3.500%, 10/01/25	561,563	585,422
3.500%, 11/01/25	168,079	175,084
3.500%, 12/01/25	53,003	55,219
3.500%, 01/01/26	487,288	507,674
3.500%, 03/01/26	1,011,926	1,054,297
3.500%, 10/01/26	225,290	234,806
3.500%, 12/01/26	1,023,311	1,066,395
3.500%, 08/01/27	274,438	285,800
3.500%, 07/01/28	104,706	109,087
3.500%, 07/01/29	191,743	200,686
3.500%, 02/01/31	193,519	202,146
3.500%, TBA (a)	45,000,000	46,784,568
4.000%, 07/01/18	1,512	1,563
4.000%, 08/01/18	551	570
4.000%, 09/01/18	336	347
4.000%, 05/01/19	358,768	370,873
4.000%, 07/01/19	134,123	138,648
4.000%, 08/01/20	171,097	176,869
4.000%, 03/01/22	25,895	26,769
4.000%, 04/01/24	40,393	42,509
4.000%, 05/01/24	1,705,918	1,795,562
4.000%, 06/01/24	1,907,619	2,008,035
4.000%, 07/01/24	18,880	19,880
4.000%, 02/01/25	569,255	599,300
4.000%, 06/01/25	183,144	191,554

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.000%, 07/01/25	5,613	5,907
4.000%, 08/01/25	609,253	640,935
4.000%, 09/01/25	28,266	29,499
4.000%, 12/01/25	173,640	180,230
4.000%, 02/01/26	166,502	175,271
4.000%, 03/01/26	30,875	32,502
4.000%, 06/01/26	25,961	26,911
4.500%, 03/01/18	36,194	37,120
4.500%, 04/01/18	74,353	76,255
4.500%, 06/01/18	237,538	243,613
4.500%, 07/01/18	123,277	126,431
4.500%, 08/01/18	1,477	1,515
4.500%, 10/01/18	5,367	5,504
4.500%, 11/01/18	293,780	301,295
4.500%, 12/01/18	100,245	102,809
4.500%, 02/01/19	75,735	77,672
4.500%, 05/01/19	143,917	147,598
4.500%, 06/01/19	66,994	68,708
4.500%, 11/01/19	77,666	79,653
4.500%, 12/01/19	82,625	84,738
4.500%, 08/01/20	167,284	172,957
4.500%, 09/01/20	182,209	186,869
4.500%, 10/01/20	9,914	10,247
4.500%, 12/01/20	169,933	174,910
4.500%, 01/01/22	5,817	5,966
4.500%, 02/01/23	177,817	186,952
4.500%, 03/01/23	314,792	329,028
4.500%, 05/01/23	32,397	33,897
4.500%, 06/01/23	2,135	2,256
4.500%, 01/01/24	4,450	4,563
4.500%, 04/01/24	55,632	58,781
4.500%, 05/01/24	184,571	194,524
4.500%, 08/01/24	36,920	38,936
4.500%, 10/01/24	253,431	267,662
4.500%, 11/01/24	70,421	74,142
4.500%, 02/01/25	437,292	457,563
4.500%, 03/01/25	313,210	330,396
4.500%, 04/01/25	204,847	216,486
4.500%, 05/01/25	641,374	673,180
4.500%, 06/01/25	52,947	55,955
4.500%, 07/01/25	2,503,171	2,640,989
4.500%, 08/01/25	66,186	68,525
4.500%, 09/01/25	170,014	179,410
4.500%, 11/01/25	116,628	120,407
4.500%, 04/01/26	13,622	14,415
4.500%, 01/01/27	69,506	71,873
5.500%, 12/01/17	297	298
5.500%, 01/01/18	13,670	13,751
5.500%, 02/01/18	87,764	88,332
5.500%, 11/01/18	447	452
5.500%, 09/01/19	11,295	11,401
5.500%, 09/01/20	7,509	7,845
5.500%, 12/01/20	623	636
5.500%, 03/01/22	108,190	114,322
5.500%, 04/01/22	64,126	67,236

BHFTI-315

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 07/01/22	99,220	$105,614
5.500%, 09/01/22	38,308	40,620
5.500%, 10/01/22	322,741	342,187
5.500%, 11/01/22	82,206	87,478
5.500%, 12/01/22	58,014	61,450
5.500%, 02/01/23	103,290	109,960
5.500%, 03/01/23	15,527	16,603
5.500%, 07/01/23	7,719	8,106
5.500%, 08/01/23	27,090	28,843
5.500%, 10/01/23	66,768	71,150
5.500%, 11/01/23	10,296	10,353
5.500%, 12/01/23	30,591	32,483
5.500%, 01/01/24	9,515	10,217
5.500%, 03/01/24	56,612	60,419
5.500%, 09/01/24	22,199	23,142
5.500%, 01/01/25	778,242	831,355
5.500%, 05/01/25	84,159	87,652
6.000%, 06/01/17	182	182
6.000%, 07/01/17	8	8
6.500%, 10/01/17	483	485
Fannie Mae 20 Yr. Pool 4.000%, 04/01/29	56,701	59,882
4.000%, 05/01/29	193,887	204,765
4.000%, 03/01/30	115,970	122,502
4.000%, 05/01/30	180,258	190,625
4.000%, 08/01/30	146,711	155,233
4.000%, 09/01/30	95,922	101,496
4.000%, 10/01/30	4,122	4,361
4.000%, 11/01/30	466,007	493,152
4.000%, 12/01/30	64,026	67,754
4.000%, 06/01/31	9,553	10,111
4.000%, 09/01/31	238,174	252,045
4.000%, 11/01/31	21,478	22,536
4.500%, 01/01/25	8,748	9,375
4.500%, 04/01/31	46,185	49,629
5.000%, 05/01/24	149,774	163,488
5.000%, 01/01/25	108,600	118,544
5.000%, 09/01/25	31,715	34,619
5.000%, 12/01/25	271,017	295,937
5.000%, 01/01/26	70,659	77,155
5.000%, 02/01/27	5,733	6,258
5.000%, 05/01/27	170,778	186,414
5.000%, 07/01/27	7,050	7,695
5.000%, 03/01/28	15,826	17,275
5.000%, 05/01/28	544,247	594,079
5.000%, 06/01/28	1,694,072	1,849,185
5.000%, 01/01/29	60,754	66,317
5.000%, 07/01/29	91,176	99,651
5.000%, 12/01/29	25,243	27,572
5.000%, 03/01/30	510,983	558,380
5.000%, 05/01/30	114,909	125,652
5.000%, 07/01/31	89,347	97,909
5.500%, 02/01/19	5,073	5,627
5.500%, 06/01/23	176,482	195,775
5.500%, 07/01/24	8,188	9,083

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 01/01/25	9,406	10,434
5.500%, 02/01/25	2,623	2,911
5.500%, 03/01/25	718,978	807,067
5.500%, 08/01/25	58,066	65,019
5.500%, 10/01/25	4,110	4,560
5.500%, 11/01/25	9,306	10,324
5.500%, 03/01/26	68,980	76,551
5.500%, 05/01/26	1,924	2,134
5.500%, 06/01/26	370,493	411,168
5.500%, 01/01/27	52,252	57,992
5.500%, 06/01/27	7,822	8,686
5.500%, 07/01/27	189,029	209,694
5.500%, 08/01/27	88,313	97,970
5.500%, 10/01/27	131,370	145,732
5.500%, 11/01/27	30,186	33,486
5.500%, 12/01/27	261,534	290,172
5.500%, 01/01/28	96,745	107,322
5.500%, 03/01/28	47,678	52,908
5.500%, 04/01/28	167,557	185,881
5.500%, 05/01/28	57,683	64,028
5.500%, 06/01/28	15,239	16,905
5.500%, 07/01/28	8,169	9,062
5.500%, 09/01/28	114,690	127,229
5.500%, 10/01/28	19,948	22,129
5.500%, 12/01/28	7,910	8,775
5.500%, 01/01/29	131,449	145,819
5.500%, 07/01/29	118,733	131,823
5.500%, 10/01/29	235,326	262,930
5.500%, 04/01/30	182,359	202,688
6.000%, 06/01/26	10,047	11,346
6.000%, 07/01/26	82,083	92,676
6.000%, 08/01/26	13,926	15,727
6.000%, 12/01/26	12,813	14,467
6.000%, 09/01/28	63,002	71,133
6.000%, 10/01/28	41,759	47,148
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	438,000,000	433,518,750
3.500%, TBA (a)	796,100,000	813,024,160
4.000%, 05/01/34	170,515	179,353
4.000%, 05/01/35	122,945	129,538
4.000%, 01/01/41	652,259	690,598
4.000%, 03/01/41	496,158	526,514
4.000%, 05/01/41	380,825	403,085
4.000%, 05/01/42	173,564	183,361
4.000%, 12/01/43	674,855	710,060
4.000%, TBA (a)	601,000,000	629,457,896
4.500%, 04/01/39	1,041,864	1,128,069
4.500%, 05/01/39	94,198	101,593
4.500%, 06/01/39	34,886	37,517
4.500%, 08/01/39	28,194	30,254
4.500%, 12/01/39	10,771	11,629
4.500%, 05/01/40	43,535	46,943
4.500%, 09/01/40	39,520	42,605
4.500%, 10/01/40	362,015	388,087
4.500%, 12/01/40	78,308	84,287

BHFTI-316

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 02/01/41	208,011	$223,509
4.500%, 05/01/41	22,269	24,089
4.500%, 06/01/41	15,868	17,031
4.500%, 07/01/41	9,573	10,271
4.500%, 09/01/41	872,798	936,162
4.500%, 10/01/41	190,418	205,027
4.500%, 03/01/42	46,682	50,407
4.500%, 06/01/42	86,373	92,955
4.500%, 07/01/42	1,153,360	1,238,512
4.500%, 11/01/43	22,346	24,206
4.500%, TBA (a)	193,000,000	206,628,498
5.000%, 03/01/32	3,399	3,711
5.000%, 09/01/32	2,362	2,578
5.000%, 10/01/32	947	1,034
5.000%, 04/01/33	78,217	85,379
5.000%, 07/01/33	128,826	142,198
5.000%, 08/01/33	2,954	3,270
5.000%, 09/01/33	2,239	2,488
5.000%, 10/01/33	24,162	26,744
5.000%, 11/01/33	643	711
5.000%, 01/01/34	122,509	133,778
5.000%, 04/01/34	159,242	176,232
5.000%, 06/01/34	4,192	4,659
5.000%, 12/01/34	23,203	25,327
5.000%, 01/01/35	88,604	97,976
5.000%, 04/01/35	61	68
5.000%, 07/01/35	30,004	32,751
5.000%, 09/01/35	46,928	51,229
5.000%, 01/01/38	196,960	216,989
5.000%, 04/01/39	27,746	30,552
5.000%, 10/01/39	8,958	9,823
5.000%, 11/01/39	26,272	29,075
5.000%, 06/01/40	15,957	17,434
5.000%, 11/01/42	200,078	220,156
5.000%, TBA (a)	46,000,000	50,236,386
5.500%, 12/01/28	27,050	30,047
5.500%, 06/01/33	67,166	75,207
5.500%, 07/01/33	9,602	10,740
5.500%, 09/01/33	204,914	229,416
5.500%, 11/01/33	233,708	259,260
5.500%, 12/01/33	1,531	1,710
5.500%, 04/01/34	2,960	3,314
5.500%, 07/01/34	27,305	30,577
5.500%, 08/01/34	277,340	310,455
5.500%, 09/01/34	17,038	19,057
5.500%, 11/01/34	406,397	455,030
5.500%, 12/01/34	963,142	1,077,357
5.500%, 01/01/35	344,138	385,302
5.500%, 02/01/35	478,225	535,373
5.500%, 03/01/35	600,893	672,172
5.500%, 04/01/35	131,777	147,157
5.500%, 05/01/35	187,637	208,202
5.500%, 06/01/35	296,116	330,899
5.500%, 08/01/35	233,761	263,101
5.500%, 09/01/35	2,558,233	2,857,653

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 10/01/35	303,364	337,337
5.500%, 11/01/35	1,441,145	1,611,540
5.500%, 12/01/35	1,398,382	1,559,788
5.500%, 01/01/36	299,514	334,587
5.500%, 03/01/36	312,816	348,907
5.500%, 05/01/36	2,576	2,862
5.500%, 07/01/36	1,289,563	1,443,677
5.500%, 09/01/36	156,764	175,477
5.500%, 11/01/36	99,697	111,310
5.500%, 12/01/36	2,648	2,937
5.500%, 02/01/37	2,876	3,199
5.500%, 03/01/37	55,200	61,234
5.500%, 05/01/37	28,640	32,097
5.500%, 08/01/37	1,240,390	1,382,889
5.500%, 01/01/38	7,880	8,787
5.500%, 02/01/38	163,050	181,204
5.500%, 03/01/38	1,359,475	1,523,691
5.500%, 05/01/38	2,600,872	2,899,867
5.500%, 06/01/38	97,128	108,003
5.500%, 09/01/38	22,567	25,034
5.500%, 10/01/38	1,010,207	1,129,442
5.500%, 11/01/38	229,987	256,422
5.500%, 01/01/39	64,989	72,911
5.500%, 07/01/39	21,807	24,209
5.500%, 11/01/39	2,894,707	3,223,016
5.500%, 02/01/40	576,095	642,566
5.500%, 03/01/40	1,417,064	1,579,663
5.500%, 06/01/40	60,694	67,396
5.500%, 09/01/40	414,163	459,830
5.500%, 12/01/40	214,728	239,215
5.500%, 07/01/41	4,883,010	5,433,561
5.500%, TBA (a)	8,000,000	8,880,416
6.000%, 12/01/28	34,452	38,898
6.000%, 01/01/29	26,702	30,432
6.000%, 02/01/29	178	201
6.000%, 04/01/29	3,251	3,706
6.000%, 06/01/29	4,893	5,575
6.000%, 11/01/32	48,348	54,661
6.000%, 12/01/32	240,236	273,691
6.000%, 03/01/33	20,141	23,031
6.000%, 04/01/33	8,853	10,057
6.000%, 05/01/33	20,609	23,591
6.000%, 07/01/33	21,637	24,744
6.000%, 01/01/34	57,113	65,158
6.000%, 09/01/34	20,558	23,218
6.000%, 11/01/34	8,679	9,823
6.000%, 04/01/35	905,167	1,036,063
6.000%, 05/01/35	32,325	36,820
6.000%, 06/01/35	4,096	4,648
6.000%, 07/01/35	67,491	76,564
6.000%, 09/01/35	9,784	11,079
6.000%, 11/01/35	435,689	491,996
6.000%, 12/01/35	27,863	31,471
6.000%, 01/01/36	117,543	132,795
6.000%, 03/01/36	104,827	118,426

BHFTI-317

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 04/01/36	6,870	$7,823
6.000%, 05/01/36	642,645	726,062
6.000%, 06/01/36	23,048	26,031
6.000%, 07/01/36	88,349	99,848
6.000%, 08/01/36	2,271,071	2,567,442
6.000%, 09/01/36	699,281	792,263
6.000%, 10/01/36	201,399	227,638
6.000%, 11/01/36	141,667	160,093
6.000%, 12/01/36	734,166	829,071
6.000%, 01/01/37	536,475	607,140
6.000%, 02/01/37	552,079	623,631
6.000%, 03/01/37	202,257	228,376
6.000%, 04/01/37	92,361	105,324
6.000%, 05/01/37	1,394,225	1,574,466
6.000%, 07/01/37	23,482	26,601
6.000%, 08/01/37	54,569	61,920
6.000%, 09/01/37	415,304	468,967
6.000%, 11/01/37	73,666	83,435
6.000%, 02/01/38	628,984	714,910
6.000%, 03/01/38	12,725	14,512
6.000%, 08/01/38	22,949	26,010
6.000%, 09/01/38	725,839	823,782
6.000%, 10/01/38	82,084	94,142
6.000%, 11/01/38	8,578	9,686
6.000%, 01/01/39	115,748	132,201
6.000%, 04/01/39	687,606	777,274
6.000%, 07/01/39	132,381	149,500
6.000%, 08/01/39	799,572	902,764
6.000%, 02/01/40	2,125	2,400
6.000%, 05/01/40	5,276	5,957
6.000%, 09/01/40	8,833	9,973
6.000%, TBA (a)	2,000,000	2,261,562
8.000%, 10/01/25	1,163	1,305
Fannie Mae ARM Pool 1.814%, 08/01/41 (b)	358,983	362,019
1.814%, 07/01/42 (b)	305,076	310,559
1.814%, 08/01/42 (b)	294,685	300,067
1.814%, 10/01/44 (b)	449,151	457,571
1.864%, 09/01/41 (b)	934,741	951,837
2.479%, 11/01/35 (b)	199,434	208,547
2.562%, 10/01/28 (b)	154,907	159,708
2.587%, 10/01/35 (b)	327,529	345,329
2.594%, 02/01/31 (b)	211,125	216,267
2.635%, 07/01/32 (b)	32,055	33,028
2.636%, 03/01/35 (b)	41,780	43,667
2.653%, 06/01/33 (b)	33,375	34,616
2.723%, 08/01/35 (b)	472,373	497,518
2.724%, 09/01/35 (b)	1,616,126	1,675,608
2.740%, 11/01/35 (b)	527,757	557,697
2.757%, 01/01/35 (b)	197,603	205,547
2.759%, 09/01/31 (b)	42,116	43,982
2.770%, 05/01/35 (b)	51,501	54,419
2.795%, 07/01/33 (b)	25,992	27,418
2.797%, 01/01/36 (b)	75,061	78,973
2.817%, 05/01/35 (b)	413,704	439,548

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.838%, 12/01/34 (b)	644,706	675,592
2.882%, 05/01/34 (b)	877,086	927,191
2.883%, 02/01/35 (b)	141,031	149,446
2.884%, 08/01/36 (b)	485,110	510,747
2.904%, 04/01/34 (b)	7,633	8,042
2.912%, 12/01/34 (b)	1,197,142	1,253,854
2.942%, 11/01/34 (b)	2,210,910	2,344,560
2.990%, 03/01/33 (b)	3,574	3,725
3.000%, 11/01/34 (b)	5,409	5,686
3.000%, 08/01/35 (b)	684,025	727,776
3.018%, 10/01/34 (b)	17,672	18,820
3.021%, 09/01/32 (b)	165,768	176,228
3.098%, 04/01/35 (b)	117,738	124,943
3.164%, 11/01/35 (b)	292,429	300,335
3.174%, 11/01/34 (b)	109,124	115,476
3.182%, 09/01/34 (b)	842,999	895,629
3.191%, 12/01/34 (b)	46,576	49,232
3.193%, 01/01/35 (b)	77,052	81,298
3.212%, 01/01/35 (b)	22,441	23,725
3.213%, 01/01/35 (b)	54,690	57,691
3.255%, 02/01/35 (b)	36,808	38,601
3.262%, 01/01/35 (b)	65,530	69,297
3.385%, 11/01/32 (b)	26,907	27,835
4.300%, 12/01/36 (b)	225,267	236,197
4.742%, 09/01/34 (b)	40,891	42,922
Fannie Mae Pool 2.310%, 08/01/22	8,200,000	8,142,007
2.475%, 04/01/19	14,383,561	14,536,391
2.870%, 09/01/27	7,300,000	7,206,834
3.240%, 07/01/22	21,789,501	22,599,980
3.330%, 11/01/21	1,445,394	1,501,062
Fannie Mae REMICS (CMO) 1.378%, 09/18/31 (b)	283,634	283,209
1.882%, 04/25/32 (b)	89,414	91,529
2.998%, 05/25/35 (b)	1,191,891	1,255,905
Freddie Mac 15 Yr. Gold Pool 5.500%, 09/01/19	106,187	109,106
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	106,786	112,335
4.000%, 09/01/30	493,587	524,281
4.000%, 10/01/30	29,140	30,953
5.500%, 04/01/21	9,681	10,724
5.500%, 12/01/22	638	707
5.500%, 03/01/23	118,889	131,695
5.500%, 06/01/26	2,765	3,062
5.500%, 08/01/26	1,160	1,284
5.500%, 06/01/27	26,074	28,883
5.500%, 12/01/27	72,360	80,154
5.500%, 01/01/28	41,651	46,144
5.500%, 02/01/28	10,414	11,536
5.500%, 05/01/28	93,011	103,107
5.500%, 06/01/28	126,869	140,641
6.000%, 03/01/21	25,514	28,802
6.000%, 01/01/22	126,322	142,603
6.000%, 10/01/22	473,302	534,303

BHFTI-318

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
6.000%, 12/01/22	27,099	$30,591
6.000%, 04/01/23	25,468	28,751
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (a)	75,000,000	76,543,942
4.000%, 12/01/40	215,762	226,758
4.000%, TBA (a)	36,000,000	37,679,061
4.500%, 04/01/34	26,744	28,767
4.500%, 06/01/35	86,238	92,757
4.500%, 04/01/41	148,843	160,056
4.500%, 10/01/41	143,855	154,313
4.500%, TBA (a)	29,800,000	31,877,269
5.500%, 03/01/32	25,258	28,144
5.500%, 01/01/33	1,786	2,006
5.500%, 05/01/33	2,221	2,494
5.500%, 08/01/33	2,241	2,519
5.500%, 10/01/33	2,712	3,020
5.500%, 12/01/33	1,456	1,633
5.500%, 01/01/34	2,347	2,627
5.500%, 05/01/34	53,564	60,193
5.500%, 09/01/34	28,824	32,183
5.500%, 01/01/35	40,439	45,478
5.500%, 07/01/35	2,099	2,372
5.500%, 10/01/35	64,425	72,029
5.500%, 11/01/35	130,421	144,674
5.500%, 12/01/35	45,202	50,714
5.500%, 01/01/36	37,047	41,107
5.500%, 02/01/36	39,284	43,548
5.500%, 04/01/36	23,254	25,910
5.500%, 06/01/36	1,979,350	2,222,743
5.500%, 07/01/36	43,213	47,996
5.500%, 08/01/36	79,712	88,426
5.500%, 10/01/36	18,367	20,384
5.500%, 12/01/36	359,708	398,765
5.500%, 02/01/37	29,601	32,968
5.500%, 03/01/37	17,950	20,226
5.500%, 04/01/37	36,086	39,977
5.500%, 06/01/37	59,470	66,527
5.500%, 07/01/37	297,973	331,302
5.500%, 08/01/37	101,962	114,963
5.500%, 09/01/37	35,268	39,089
5.500%, 10/01/37	12,408	13,757
5.500%, 11/01/37	326,403	361,918
5.500%, 12/01/37	18,565	20,565
5.500%, 01/01/38	99,695	110,543
5.500%, 02/01/38	264,507	293,262
5.500%, 03/01/38	118,695	131,547
5.500%, 04/01/38	238,419	264,870
5.500%, 05/01/38	499,653	554,122
5.500%, 06/01/38	377,882	419,259
5.500%, 07/01/38	530,699	588,520
5.500%, 08/01/38	1,409,718	1,563,035
5.500%, 09/01/38	367,004	406,896
5.500%, 10/01/38	10,494,542	11,639,446
5.500%, 11/01/38	3,265,938	3,619,714
5.500%, 12/01/38	12,129	13,435

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 01/01/39	876,310	971,917
5.500%, 02/01/39	135,197	149,867
5.500%, 03/01/39	103,015	114,188
5.500%, 06/01/39	3,538,664	3,923,689
5.500%, 09/01/39	74,735	82,910
5.500%, 02/01/40	118,839	131,881
5.500%, 03/01/40	15,183	16,844
5.500%, 05/01/40	3,447	3,823
5.500%, 08/01/40	108,573	120,405
5.500%, 02/01/41	82,812	91,843
Freddie Mac ARM Non-Gold Pool 2.594%, 09/01/35 (b)	245,673	257,898
2.618%, 10/01/34 (b)	54,499	57,432
2.725%, 09/01/35 (b)	415,980	439,954
2.833%, 02/01/35 (b)	54,780	57,501
2.845%, 11/01/34 (b)	81,473	86,151
2.848%, 11/01/31 (b)	27,826	29,298
2.858%, 06/01/35 (b)	1,001,216	1,056,527
2.868%, 08/01/35 (b)	491,701	519,579
2.952%, 01/01/35 (b)	219,619	231,485
2.995%, 01/01/29 (b)	318,090	331,230
3.090%, 02/01/35 (b)	83,268	87,407
3.211%, 08/01/32 (b)	51,650	53,341
3.220%, 11/01/34 (b)	21,355	22,726
3.254%, 02/01/35 (b)	20,851	22,018
3.264%, 02/01/35 (b)	38,444	40,535
3.295%, 01/01/35 (b)	49,680	52,996
3.309%, 02/01/35 (b)	45,502	47,952
3.312%, 02/01/35 (b)	53,113	56,095
3.340%, 11/01/34 (b)	43,749	46,584
3.390%, 11/01/34 (b)	32,660	34,672
3.518%, 02/01/35 (b)	49,877	53,122
3.601%, 03/01/35 (b)	102,780	106,679
Freddie Mac REMICS (CMO) 1.162%, 07/15/34 (b)	55,998	55,757
1.312%, 06/15/41 (b)	12,491,208	12,522,240
2.375%, 11/15/23 (b)	285,983	292,558
3.500%, 01/15/42	23,958,002	24,649,212
6.500%, 01/15/24	18,312	19,885
Freddie Mac Structured Pass-Through Securities (CMO) 1.796%, 02/25/45 (b)	92,910	94,957
1.814%, 10/25/44 (b)	1,024,813	1,034,984
2.014%, 07/25/44 (b)	5,131,798	5,162,364
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	7,000,000	7,059,098
4.000%, TBA (a)	11,000,000	11,609,336
5.000%, 10/15/33	6,910	7,549
5.000%, 12/15/33	35,951	39,735
5.000%, 05/15/34	5,969	6,571
5.000%, 07/15/34	2,570	2,810
5.000%, 11/15/35	3,805	4,188
5.000%, 03/15/36	2,930	3,235
5.000%, 03/15/38	220,762	241,688
5.000%, 06/15/38	570,148	629,734

BHFTI-319

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 10/15/38	784,010	$864,781
5.000%, 11/15/38	178,847	196,247
5.000%, 02/15/39	115,037	126,772
5.000%, 03/15/39	1,765,616	1,940,730
5.000%, 04/15/39	1,018,170	1,126,278
5.000%, 05/15/39	3,816,167	4,236,090
5.000%, 06/15/39	1,319,528	1,451,902
5.000%, 07/15/39	2,540,151	2,800,137
5.000%, 08/15/39	304,458	334,970
5.000%, 09/15/39	372,341	408,821
5.000%, 10/15/39	839,404	921,426
5.000%, 05/15/40	40,633	44,829
5.000%, 09/15/40	452,245	498,197
5.000%, 12/15/40	32,909	36,303
5.000%, 07/15/41	22,668	24,816
5.000%, TBA (a)	9,000,000	9,833,989
7.000%, 10/15/23	3,681	3,923
7.500%, 01/15/26	4,385	4,775
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	10,000,000	10,350,781
4.000%, 12/20/45	1,973,680	2,086,083
4.000%, TBA (a)	37,500,000	39,545,821
Ginnie Mae II ARM Pool 2.000%, 02/20/22 (b)	8,812	8,926
2.000%, 01/20/23 (b)	13,196	13,495
2.000%, 02/20/26 (b)	9,404	9,689
2.000%, 01/20/27 (b)	4,134	4,265
2.000%, 02/20/27 (b)	5,211	5,223
2.000%, 02/20/28 (b)	12,919	13,348
2.000%, 03/20/28 (b)	12,999	13,431
2.000%, 01/20/30 (b)	32,158	33,252
2.000%, 03/20/32 (b)	547	566
2.000%, 03/20/33 (b)	4,965	5,149
2.125%, 04/20/22 (b)	502	503
2.125%, 05/20/26 (b)	16,827	17,021
2.125%, 06/20/27 (b)	4,835	4,994
2.125%, 08/20/27 (b)	68,127	69,617
2.125%, 09/20/27 (b)	64,888	64,771
2.125%, 05/20/28 (b)	5,144	5,320
2.125%, 04/20/29 (b)	5,579	5,610
2.125%, 05/20/29 (b)	7,453	7,713
2.125%, 07/20/29 (b)	8,338	8,627
2.125%, 08/20/29 (b)	8,821	9,126
2.125%, 09/20/29 (b)	11,080	11,247
2.125%, 04/20/30 (b)	17,336	17,956
2.125%, 05/20/30 (b)	27,772	28,753
2.125%, 06/20/30 (b)	10,703	11,081
2.125%, 04/20/31 (b)	13,549	13,771
2.125%, 08/20/31 (b)	2,983	3,094
2.125%, 04/20/32 (b)	7,683	7,972
2.125%, 05/20/32 (b)	16,520	17,138
2.125%, 07/20/32 (b)	5,813	5,908
2.125%, 09/20/33 (b)	45,780	47,430
2.250%, 11/20/27 (b)	15,770	16,242
2.250%, 10/20/28 (b)	11,147	11,439

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
2.250%, 10/20/29 (b)	6,372	6,592
2.250%, 11/20/30 (b)	45,210	46,827
2.500%, 11/20/26 (b)	13,032	13,135
2.500%, 10/20/30 (b)	2,833	2,927
2.750%, 10/20/31 (b)	5,618	5,689
Government National Mortgage Association (CMO) 1.228%, 01/16/31 (b)	22,260	22,364
1.380%, 08/20/65 (b)	4,339,645	4,301,901
1.428%, 02/16/30 (b)	6,201	6,230
1.430%, 06/20/66 (b)	8,620,714	8,626,651
1.630%, 09/20/66 (b)	10,125,338	10,168,141
1.780%, 12/20/65 (b)	29,011,414	29,335,976
1.780%, 01/20/67 (b)	12,802,984	12,963,177
3.741%, 09/20/66 (b)	13,223,711	14,645,260

		2,841,740,415

U.S. Treasury—22.3%
U.S. Treasury Bonds 2.250%, 08/15/46 (c)	17,100,000	14,472,209
2.500%, 02/15/46	3,300,000	2,957,625
2.750%, 08/15/42	39,000,000	37,181,001
2.750%, 11/15/42	69,500,000	66,174,286
2.875%, 05/15/43	57,100,000	55,594,444
2.875%, 08/15/45	70,500,000	68,371,252
3.000%, 05/15/42	49,500,000	49,480,645
3.000%, 11/15/44 (c)	117,100,000	116,564,853
3.125%, 02/15/42	15,800,000	16,164,759
3.125%, 02/15/43	20,000,000	20,396,880
3.125%, 08/15/44 (c)	170,700,000	174,020,627
3.625%, 08/15/43	11,600,000	12,916,333
3.750%, 11/15/43	28,100,000	31,974,737
4.250%, 05/15/39	9,600,000	11,723,626
4.375%, 11/15/39 (c)	74,900,000	92,963,783
4.375%, 05/15/40	11,900,000	14,775,064
4.500%, 08/15/39	15,100,000	19,071,421
4.625%, 02/15/40	12,800,000	16,441,498
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/42 (d)	5,265,050	5,061,140
0.750%, 02/15/45 (d)	20,724,105	19,727,856
1.750%, 01/15/28 (c) (d)	120,993,336	136,812,610
2.500%, 01/15/29 (d)	67,398,660	82,399,377
3.625%, 04/15/28 (d)	750,570	997,668
3.875%, 04/15/29 (d)	9,599,915	13,274,974
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/23 (d) (e) (f)	30,714,312	30,695,638
0.125%, 07/15/24 (d) (f)	23,491,374	23,272,176
0.250%, 01/15/25 (d) (e) (f)	11,265,629	11,169,804
1.250%, 07/15/20 (d) (e) (f)	16,142,850	17,081,427
U.S. Treasury Notes 0.625%, 09/30/17 (e) (f) (g)	5,584,000	5,576,149
1.375%, 03/31/20 (e) (f) (g)	22,000,000	21,904,608
1.750%, 09/30/22 (e) (f) (g)	20,400,000	20,091,613

BHFTI-320

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 11/15/24 (c) (e) (f) (g)	114,200,000	$113,918,954

		1,323,229,037

Total U.S. Treasury & Government Agencies (Cost $4,184,586,489)		4,164,969,452

Corporate Bonds & Notes—32.0%

Airlines—0.1%
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	3,289,454	3,260,672
4.500%, 11/15/23	2,689,148	2,621,919

		5,882,591

Auto Manufacturers—0.9%
Ford Motor Credit Co. LLC 1.626%, 09/08/17 (b)	3,700,000	3,702,501
2.943%, 01/08/19	10,000,000	10,136,600
General Motors Financial Co., Inc. 3.150%, 01/15/20	12,300,000	12,510,650
3.200%, 07/13/20	18,300,000	18,615,126
Volkswagen Bank GmbH 0.081%, 11/27/17 (EUR) (b)	6,900,000	7,356,708

		52,321,585

Banks—20.5%
American Express Bank FSB 6.000%, 09/13/17	31,500,000	32,125,622
American Express Centurion Bank 6.000%, 09/13/17	3,300,000	3,365,541
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (h)	1,700,000	525,932
4.750%, 01/15/18 (EUR) (h)	3,100,000	959,053
Banco Popular Espanol S.A. 11.500%, 10/10/18 (EUR) (b)	5,800,000	6,311,188
Banco Santander Chile 1.915%, 04/11/17 (144A) (b)	29,900,000	29,905,125
Banco Santander S.A. 6.250%, 09/11/21 (EUR) (b)	5,900,000	6,215,442
Bank of America Corp. 2.625%, 04/19/21	10,500,000	10,474,212
2.650%, 04/01/19	5,000,000	5,064,145
4.125%, 01/22/24	2,130,000	2,224,864
6.000%, 09/01/17	7,524,000	7,659,139
6.400%, 08/28/17	3,100,000	3,160,196
6.875%, 04/25/18	26,300,000	27,673,728
Bank of America N.A. 1.458%, 05/08/17 (b)	8,000,000	8,003,480
Bank of Nova Scotia (The) 1.250%, 04/11/17	71,200,000	71,200,000
Barclays Bank plc 3.144%, 08/10/21 (b)	6,400,000	6,676,992
6.500%, 09/15/19 (EUR) (b)	5,200,000	5,637,670

Banks—(Continued)
Barclays Bank plc
7.750%, 04/10/23 (b)	3,700,000	3,882,225
10.179%, 06/12/21 (144A)	17,900,000	22,447,316
14.000%, 06/15/19 (GBP) (b)	600,000	919,040
Barclays plc 3.200%, 08/10/21	5,000,000	5,002,945
BB&T Corp. 1.991%, 06/15/18 (b)	27,200,000	27,403,075
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	7,800,000	8,541,000
Citigroup, Inc. 1.554%, 05/01/17 (b)	65,300,000	65,324,030
Cooperatieve Rabobank UA 8.400%, 06/29/17 (b)	1,800,000	1,826,921
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	5,710,000	5,617,401
3.800%, 09/15/22	18,300,000	18,549,026
3.800%, 06/09/23	12,100,000	12,149,537
Deutsche Bank AG 3.375%, 05/12/21	30,500,000	30,685,074
4.250%, 10/14/21 (144A)	8,200,000	8,403,959
Goldman Sachs Group, Inc. (The) 1.920%, 12/13/19 (b)	1,200,000	1,208,671
2.239%, 04/30/18 (b)	14,261,000	14,387,210
3.750%, 05/22/25	5,375,000	5,441,263
HSBC Holdings plc 2.650%, 01/05/22 (b)	18,400,000	18,918,549
3.346%, 03/08/21 (b)	11,000,000	11,584,529
3.400%, 03/08/21	14,900,000	15,238,558
5.250%, 09/16/22 (EUR) (b)	200,000	216,193
JPMorgan Chase & Co. 2.202%, 06/07/21 (b)	17,000,000	17,282,064
2.250%, 01/23/20	12,300,000	12,342,349
2.295%, 08/15/21	13,000,000	12,865,008
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	23,600,000	24,094,444
KBC Bank NV 8.000%, 01/25/23 (b)	4,800,000	5,026,560
Lloyds Bank plc 12.000%, 12/16/24 (144A) (b)	5,700,000	7,643,700
Lloyds Banking Group plc 7.625%, 06/27/23 (GBP) (b)	11,400,000	15,545,917
7.875%, 06/27/29 (GBP) (b)	565,000	784,164
Mizuho Bank, Ltd. 1.603%, 09/25/17 (144A) (b)	1,300,000	1,301,040
2.150%, 10/20/18 (144A)	7,200,000	7,211,340
2.220%, 10/20/18 (144A) (b)	11,800,000	11,917,032
Morgan Stanley 2.125%, 04/25/18	4,700,000	4,717,954
2.318%, 04/25/18 (b)	32,000,000	32,331,936
National Australia Bank, Ltd. 1.432%, 06/30/17 (144A) (b)	48,300,000	48,331,637
Novo Banco S.A. 5.000%, 04/04/19 (EUR)	3,748,000	3,658,505
5.000%, 05/14/19 (EUR)	100,000	97,655

BHFTI-321

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Novo Banco S.A.
5.000%, 05/23/19 (EUR)	237,000	$231,729
Nykredit Realkredit A/S 1.000%, 01/01/18 (DKK)	58,900,000	8,526,952
1.000%, 04/01/18 (DKK)	554,900,000	80,682,345
Realkredit Danmark A/S 1.000%, 01/01/18 (DKK)	49,300,000	7,147,284
1.000%, 04/01/18 (DKK)	1,507,900,000	219,278,547
2.000%, 01/01/18 (DKK)	91,100,000	13,304,472
2.000%, 04/01/18 (DKK)	195,500,000	28,720,581
Royal Bank of Scotland Group plc 6.990%, 10/05/17 (144A) (b)	2,000,000	2,250,000
8.000%, 08/10/25 (b)	5,700,000	5,670,873
Royal Bank of Scotland plc (The) 6.934%, 04/09/18 (EUR)	6,732,000	7,647,788
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	15,226,659
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/19 (144A)	10,000,000	9,985,330
Toronto-Dominion Bank (The) 2.500%, 01/18/22 (144A)	20,600,000	20,636,153
UBS AG 1.615%, 06/01/17 (b)	11,000,000	11,008,019
1.905%, 06/01/20 (b)	4,000,000	4,013,944
4.750%, 05/22/23 (b)	5,900,000	6,032,750
7.625%, 08/17/22	3,600,000	4,162,320
UBS Group Funding Jersey, Ltd. 3.000%, 04/15/21 (144A)	14,000,000	14,024,276
4.125%, 04/15/26 (144A)	10,200,000	10,368,912
Wachovia Corp. 1.401%, 06/15/17 (b)	27,870,000	27,880,451
Wells Fargo & Co. 7.980%, 03/15/18 (b)	11,300,000	11,808,500

		1,218,688,041

Beverages—0.0%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	1,400,000	1,424,935

Chemicals—0.0%
Rohm & Haas Co. 6.000%, 09/15/17	2,438,000	2,485,992

Computers—0.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 4.420%, 06/15/21 (144A)	11,300,000	11,816,918
5.450%, 06/15/23 (144A)	9,600,000	10,358,525

		22,175,443

Diversified Financial Services—2.9%
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	1,400,000	1,433,642
7.250%, 02/01/18	4,200,000	4,389,517

Diversified Financial Services—(Continued)
Blackstone CQP Holdco L.P. 6.500%, 03/20/21 (144A) (i)	20,700,000	20,774,520
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros 5.500%, 07/16/20 (144A)	1,000,000	1,047,500
BRFkredit A/S 1.000%, 01/01/18 (DKK)	161,000,000	23,316,418
4.000%, 01/01/18 (DKK)	79,600,000	11,796,052
CIT Group, Inc. 4.250%, 08/15/17	4,900,000	4,942,875
5.000%, 05/15/17	2,600,000	2,608,320
5.000%, 05/15/18 (144A)	1,100,000	1,107,425
5.250%, 03/15/18	5,800,000	5,955,875
5.500%, 02/15/19 (144A)	2,400,000	2,523,000
6.625%, 04/01/18 (144A)	700,000	728,875
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	2,108,930
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	17,600,000	17,675,046
Navient Corp. 8.450%, 06/15/18	8,300,000	8,839,500
Nordea Kredit Realkreditaktieselskab 1.000%, 04/01/18 (DKK)	164,400,000	23,865,323
2.000%, 04/01/18 (DKK)	15,000,000	2,203,879
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	3,100,000	3,239,500
7.250%, 12/15/21 (144A)	3,100,000	3,247,250
Piper Jaffray Cos. 5.060%, 10/09/18 (144A) (i)	5,000,000	5,075,000
Preferred Term Securities XX, Ltd. / Preferred Term Securities XX, Inc. 1.531%, 03/22/38 (144A) (b)	10,955,462	8,654,815
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	3,773,020	3,820,183
Springleaf Finance Corp. 8.250%, 12/15/20	7,000,000	7,647,500
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A) (i)	5,094,769	5,094,728

		172,095,673

Electric—0.9%
Dynegy, Inc. 6.750%, 11/01/19	22,450,000	23,067,375
7.375%, 11/01/22	7,000,000	6,930,000
7.625%, 11/01/24	3,600,000	3,438,000
IPALCO Enterprises, Inc. 3.450%, 07/15/20	6,500,000	6,573,125
Southern Power Co. 1.950%, 12/15/19	10,500,000	10,422,741

		50,431,241

Healthcare-Services—0.1%
HCA, Inc. 3.750%, 03/15/19	4,500,000	4,601,250

BHFTI-322

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	7,400,000	$7,648,448

Lodging—0.0%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,889,672

Media—0.4%
CBS Radio, Inc. 7.250%, 11/01/24 (144A)	4,000,000	4,200,000
DISH DBS Corp. 4.250%, 04/01/18	500,000	508,285
4.625%, 07/15/17	6,100,000	6,138,125
Time Warner Cable LLC 6.750%, 07/01/18	4,900,000	5,181,417
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,634,223
5.500%, 01/15/25 (GBP)	2,700,000	3,543,516

		22,205,566

Oil & Gas—0.9%
BP Capital Markets plc 1.386%, 08/14/18 (b)	19,400,000	19,447,433
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	3,900,000	3,899,185
CNPC General Capital, Ltd. 1.936%, 05/14/17 (144A) (b)	13,600,000	13,604,189
Petrobras Global Finance B.V. 6.125%, 01/17/22	8,000,000	8,396,000
Statoil ASA 1.498%, 11/08/18 (b)	6,100,000	6,133,873

		51,480,680

Pharmaceuticals—1.0%
AbbVie, Inc. 1.800%, 05/14/18	11,200,000	11,212,600
2.500%, 05/14/20	3,500,000	3,523,863
2.850%, 05/14/23	11,000,000	10,792,078
Actavis Funding SCS 3.000%, 03/12/20	1,800,000	1,830,722
3.450%, 03/15/22	4,900,000	5,003,282
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	8,000,000	7,942,344
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	3,900,000	3,057,982
5.375%, 03/15/20 (144A)	9,300,000	8,323,500
6.750%, 08/15/18 (144A)	5,319,000	5,325,649

		57,012,020

Pipelines—1.0%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25 (144A)	6,300,000	6,567,750
Energy Transfer Partners L.P. 4.750%, 01/15/26	4,500,000	4,635,499
6.125%, 12/15/45	5,800,000	6,205,379

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	3,900,000	3,680,504
5.950%, 02/15/18	5,399,000	5,583,149
6.850%, 02/15/20	4,200,000	4,674,109
6.950%, 01/15/38	1,100,000	1,276,306
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	4,420,000	4,558,081
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	5,992,000	6,472,397
Sabine Pass Liquefaction LLC 5.875%, 06/30/26 (144A)	12,400,000	13,672,079

		57,325,253

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A) (i)	1,200,000	1,212,647
3.875%, 03/20/27 (144A) (i)	1,700,000	1,724,696

		2,937,343

Real Estate Investment Trusts—0.7%
Brixmor Operating Partnership L.P. 4.125%, 06/15/26	5,500,000	5,534,677
Digital Realty Trust L.P. 3.400%, 10/01/20	5,300,000	5,435,680
4.750%, 10/01/25	8,000,000	8,443,240
Goodman Funding Pty, Ltd. 6.000%, 03/22/22 (144A)	5,000,000	5,632,665
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	7,200,000	7,107,149
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,603,922

		42,757,333

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	828,224	985,034

Software—0.1%
Oracle Corp. 1.900%, 09/15/21	6,000,000	5,895,720

Telecommunications—1.9%
AT&T, Inc. 1.617%, 01/15/20 (b)	11,900,000	11,978,576
3.400%, 05/15/25	8,500,000	8,210,371
Sprint Corp. 7.250%, 09/15/21	4,200,000	4,533,900
Telefonica Emisiones S.A.U. 1.806%, 06/23/17 (b)	29,500,000	29,530,680
Verizon Communications, Inc. 1.506%, 06/09/17 (b)	39,900,000	39,917,277
2.871%, 09/14/18 (b)	3,700,000	3,778,329

BHFTI-323

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
3.000%, 11/01/21	6,800,000	$6,827,458
3.500%, 11/01/24	6,600,000	6,544,534
Wind Acquisition Finance S.A. 3.673%, 07/15/20 (EUR) (b)	2,800,000	2,987,039

		114,308,164

Transportation—0.0%
Hellenic Railways Organization S.A. 5.014%, 12/27/17 (EUR)	500,000	508,730

Trucking & Leasing—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,175,450

Total Corporate Bonds & Notes (Cost $1,890,941,588)		1,901,236,164

Asset-Backed Securities—14.6%

Asset-Backed - Automobile—0.7%
AmeriCredit Automobile Receivables Trust 1.510%, 05/18/20	6,700,000	6,696,365
Exeter Automobile Receivables Trust 1.960%, 03/15/21 (144A)	12,413,711	12,402,278
Flagship Credit Auto Trust 1.930%, 12/15/21 (144A)	19,575,706	19,571,748

		38,670,391

Asset-Backed - Credit Card—0.4%
Chase Issuance Trust 1.212%, 01/18/22 (b)	12,000,000	12,030,005
Golden Credit Card Trust 1.171%, 02/15/21 (144A) (b)	12,000,000	11,999,979

		24,029,984

Asset-Backed - Home Equity—2.5%
ACE Securities Corp. Home Equity Loan Trust 1.132%, 04/25/36 (b)	8,136,921	7,239,253
1.452%, 10/25/35 (b)	7,100,000	6,683,901
Asset-Backed Funding Certificates Trust 1.682%, 06/25/34 (b)	2,403,155	2,275,573
Asset-Backed Securities Corp. Home Equity Loan Trust 1.062%, 05/25/37 (b)	28,422	20,019
1.432%, 11/25/35 (b)	2,000,000	1,865,105
Bear Stearns Asset-Backed Securities I Trust 1.232%, 04/25/37 (b)	14,337,713	12,615,196
1.442%, 02/25/36 (b)	1,000,000	867,294
1.782%, 10/27/32 (b)	19,041	17,865
1.982%, 10/25/37 (b)	3,758,133	3,614,891
1.987%, 06/25/35 (b)	7,800,000	7,226,938

Asset-Backed - Home Equity—(Continued)
Citigroup Mortgage Loan Trust 1.142%, 12/25/36 (144A) (b)	9,639,765	5,883,298
1.152%, 05/25/37 (b)	9,224,433	9,052,023
HSI Asset Securitization Corp. Trust 1.152%, 12/25/36 (b)	11,696,528	4,942,167
MASTR Asset-Backed Securities Trust 1.032%, 08/25/36 (b)	6,532,100	3,092,678
1.152%, 10/25/36 (b)	7,609,758	7,106,902
Merrill Lynch Mortgage Investors Trust 1.482%, 06/25/36 (b)	1,859,925	1,820,476
Morgan Stanley ABS Capital I, Inc. Trust 1.042%, 05/25/37 (b)	280,376	168,713
Morgan Stanley ABS Capital, Inc. Trust 1.132%, 06/25/36 (b)	1,057,133	895,586
Morgan Stanley Home Equity Loan Trust 1.152%, 04/25/37 (b)	23,051,220	14,471,349
Nomura Home Equity Loan, Inc. 1.312%, 11/25/35 (b)	11,000,000	9,225,181
Option One Mortgage Corp. Asset-Backed Certificates 1.622%, 08/25/33 (b)	14,979	14,308
Renaissance Home Equity Loan Trust 1.862%, 08/25/33 (b)	106,933	99,727
5.812%, 11/25/36	23,196,901	14,070,887
Residential Asset Securities Corp. Trust 1.132%, 07/25/36 (b)	11,274,110	9,885,225
1.262%, 06/25/36 (b)	6,000,000	5,195,866
1.562%, 06/25/33 (b)	974,291	855,033
1.747%, 03/25/34 (b)	1,963,024	1,846,063
Soundview Home Loan Trust 1.162%, 05/25/36 (b)	6,627,293	6,509,870
WaMu Asset-Backed Certificates Trust 1.207%, 05/25/47 (b)	12,630,199	10,175,879

		147,737,266

Asset-Backed - Manufactured Housing—0.0%
Conseco Financial Corp. 6.220%, 03/01/30	35,905	37,930
Mid-State Trust 7.791%, 03/15/38	112,085	120,208

		158,138

Asset-Backed - Other—10.2%
Allegro CLO, Ltd. 2.218%, 01/30/26 (144A) (b)	10,000,000	9,999,930
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.762%, 05/25/34 (b)	5,736,092	5,514,852
Ares CLO, Ltd. 2.234%, 08/28/25 (144A) (b)	13,700,000	13,696,178
2.243%, 01/17/24 (144A) (b)	15,000,000	15,001,050
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.362%, 02/25/36 (b)	6,669,589	5,039,757

BHFTI-324

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Atlas Senior Loan Fund, Ltd. 2.284%, 10/15/26 (144A) (b)	14,800,000	$14,801,154
Bridgeport CLO II, Ltd. 1.382%, 06/18/21 (144A) (b)	438,045	436,964
Catamaran CLO, Ltd. 2.424%, 10/18/26 (144A) (b)	8,000,000	8,008,136
CELF Loan Partners IV plc 0.821%, 05/03/23 (GBP) (b)	6,638,997	8,300,394
Chapel B.V. 0.332%, 11/17/64 (EUR) (b)	1,496,835	1,573,238
CIFC Funding, Ltd. 2.239%, 01/29/25 (144A) (b)	10,900,000	10,899,924
Citigroup Mortgage Loan Trust, Inc. 1.042%, 07/25/45 (b)	358,366	251,296
1.222%, 10/25/36 (b)	4,143,203	4,118,753
Countrywide Asset-Backed Certificates 1.122%, 02/25/37 (b)	483,316	480,510
1.122%, 04/25/47 (b)	5,146,422	4,471,161
1.132%, 05/25/37 (b)	1,907,163	1,804,085
1.132%, 06/25/47 (b)	578,445	539,810
1.182%, 06/25/47 (b)	9,924,542	7,628,425
1.202%, 09/25/37 (b)	8,343,270	6,839,890
1.262%, 09/25/36 (b)	11,258,039	11,071,107
1.542%, 12/25/35 (b)	3,442,094	3,440,448
4.880%, 10/25/46 (b)	9,063,049	8,217,638
5.184%, 10/25/32 (b)	13,220,106	11,553,654
Credit Suisse Mortgage Trust 4.500%, 03/25/21 (b)	17,900,000	17,910,778
CVP Cascade CLO-1, Ltd. Zero Coupon, 01/16/26 (144A) (b) (i)	8,000,000	8,014,320
CWABS Asset-Backed Certificates Trust 1.132%, 09/25/46 (b)	5,447,068	5,221,483
1.132%, 03/25/47 (b)	2,058,896	1,921,947
1.332%, 04/25/36 (b)	270,399	270,428
1.682%, 11/25/35 (b)	10,000,000	8,810,924
1.987%, 01/25/35 (b)	715,632	717,098
First Franklin Mortgage Loan Trust 1.122%, 12/25/36 (b)	7,466,574	4,650,568
1.342%, 10/25/35 (b)	7,703,471	7,304,413
2.407%, 10/25/34 (b)	5,362,296	4,719,487
Flagship, Ltd. Zero Coupon, 01/20/26 (144A) (b)	13,000,000	12,993,500
Galaxy CLO, Ltd. 2.278%, 11/16/25 (144A) (b)	10,000,000	10,017,900
GoldenTree Loan Opportunities, Ltd. 2.409%, 10/29/26 (144A) (b)	10,200,000	10,196,226
GSAMP Trust 1.152%, 12/25/36 (b)	3,349,840	1,860,502
1.372%, 01/25/36 (b)	14,600,000	13,593,622
2.302%, 12/25/34 (b)	7,152,213	4,984,805
Hillmark Funding, Ltd. 1.302%, 05/21/21 (144A) (b)	4,435,352	4,422,565
Home Equity Loan Trust 1.212%, 04/25/37 (b)	15,900,000	12,108,550

Asset-Backed - Other—(Continued)
Home Equity Mortgage Loan Asset-Backed Trust 1.232%, 03/25/36 (b)	2,719,426	2,706,376
Jamestown CLO, Ltd. Zero Coupon, 01/17/27 (144A) (b) (i)	17,800,000	17,791,100
KKR Financial CLO, Ltd. 2.491%, 01/23/26 (144A) (b)	6,600,000	6,597,254
KVK CLO, Ltd. Zero Coupon, 01/15/26 (144A) (b)	17,800,000	17,823,799
Lehman XS Trust 1.152%, 02/25/37 (b)	13,716,005	8,135,903
1.782%, 10/25/35 (b)	4,096,159	3,980,404
Lockwood Grove CLO, Ltd. 2.508%, 04/25/25 (144A) (b)	18,200,000	18,191,992
Long Beach Mortgage Loan Trust 1.137%, 08/25/36 (b)	16,663,953	9,976,002
1.762%, 08/25/35 (b)	10,000,000	8,533,233
Madison Park Funding, Ltd. 1.988%, 01/19/25 (144A) (b)	17,900,000	17,898,264
Morgan Stanley ABS Capital I, Inc. Trust 1.942%, 06/25/35 (b)	4,086,875	4,045,304
MP CLO, Ltd. 2.165%, 01/15/27 (144A) (b) (i)	11,800,000	11,794,100
2.215%, 07/18/26 (144A) (b)	14,800,000	14,866,600
Northwoods Capital, Ltd. Zero Coupon, 11/04/25 (144A) (b)	10,000,000	10,000,000
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	6,900,000	6,972,972
Palmer Square CLO, Ltd. 2.423%, 10/17/25 (144A) (b)	4,200,000	4,200,260
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.472%, 09/25/35 (b)	5,000,000	4,180,737
2.032%, 10/25/34 (b)	5,800,000	5,149,641
2.782%, 12/25/34 (b)	4,636,570	4,158,055
Penta CLO S.A. 0.001%, 06/04/24 (EUR) (b)	122,996	131,147
RAMP Trust 1.282%, 05/25/36 (b)	26,855,784	21,901,405
1.342%, 08/25/46 (b)	11,515,093	8,394,933
Residential Asset Securities Corp. Trust 1.142%, 11/25/36 (b)	8,420,903	7,784,235
1.322%, 04/25/37 (b)	21,555,046	16,756,888
RMAT LLC 4.090%, 07/27/20 (144A)	7,436,369	7,478,257
Saxon Asset Securities Trust 1.382%, 09/25/47 (b)	2,530,000	2,008,582
Securitized Asset-Backed Receivables LLC Trust 1.232%, 05/25/36 (b)	9,912,812	5,935,797
Shackleton CLO, Ltd. Zero Coupon, 01/13/25 (144A) (b) (i)	2,600,000	2,598,700
Soundview Home Loan Trust 1.092%, 02/25/37 (b)	2,591,659	1,009,548

BHFTI-325

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Specialty Underwriting & Residential Finance Trust 1.252%, 04/25/37 (b)	5,547,868	$3,285,833
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	13,211,212	13,292,233
Structured Asset Investment Loan Trust 1.717%, 08/25/35 (b)	7,387,014	7,213,344
Structured Asset Securities Corp. Mortgage Loan Trust 1.142%, 03/25/36 (b)	2,233,692	2,185,668
1.882%, 08/25/37 (b)	779,012	760,997
TICP CLO, Ltd. Zero Coupon, 07/20/26 (144A) (b)	8,000,000	8,000,000
U.S. Small Business Administration 5.500%, 10/01/18	4,315	4,368
6.220%, 12/01/28	2,991,462	3,344,062
Wells Fargo Home Equity Asset-Backed Securities Trust 1.462%, 12/25/35 (b)	20,861,000	18,834,089
WhiteHorse, Ltd. 2.235%, 02/03/25 (144A) (b)	15,200,000	15,199,894

		606,529,446

Asset-Backed - Student Loan—0.8%
SMB Private Education Loan Trust 1.230%, 06/17/24 (144A) (b)	10,300,000	10,300,089
SoFi Professional Loan Program LLC 1.550%, 03/26/40 (144A)	15,000,000	14,970,142
3.020%, 02/25/40 (144A)	11,121,911	11,125,259
Utah State Board of Regents 1.521%, 01/25/57 (b)	10,500,000	10,474,800

		46,870,290

Total Asset-Backed Securities (Cost $832,213,294)		863,995,515

Mortgage-Backed Securities—6.2%

Collateralized Mortgage Obligations—4.1%
Adjustable Rate Mortgage Trust 3.192%, 11/25/35 (b)	459,031	385,484
Alternative Loan Trust 5.500%, 02/25/36	4,195,329	3,647,535
6.000%, 04/25/37	4,493,321	3,481,136
Alternative Loan Trust Resecuritization 4.012%, 03/25/47 (b)	3,136,789	3,008,713
American Home Mortgage Assets Trust 1.558%, 11/25/46 (b)	3,772,060	1,926,878
American Home Mortgage Investment Trust 3.361%, 02/25/45 (b)	1,187,902	1,198,791
Banc of America Alternative Loan Trust 14.780%, 09/25/35 (b)	3,949,751	4,571,947
24.473%, 11/25/46 (b)	2,030,607	2,673,444
Banc of America Funding Trust 3.080%, 02/20/36 (b)	3,206,476	3,169,040

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust 3.102%, 05/25/35 (b)	1,213,371	1,238,632
3.500%, 01/20/47 (b)	232,196	201,596
Banc of America Mortgage Trust 6.000%, 05/25/37	13,104,233	10,790,073
BCAP LLC Trust 4.000%, 02/26/37 (144A) (b)	749,348	745,228
5.250%, 02/26/36 (144A)	4,598,625	3,832,313
5.250%, 08/26/37 (144A)	5,837,486	5,998,877
Bear Stearns Adjustable Rate Mortgage Trust 2.580%, 08/25/35 (b)	18,196	18,404
2.820%, 08/25/35 (b)	494,304	491,766
3.113%, 10/25/35 (b)	3,660,902	3,623,790
3.629%, 02/25/33 (b)	15,382	14,634
Bear Stearns ALT-A Trust 1.822%, 11/25/34 (b)	345,680	338,093
3.135%, 11/25/36 (b)	2,686,682	2,173,862
3.176%, 11/25/36 (b)	4,200,775	3,732,781
3.254%, 05/25/36 (b)	2,631,658	1,821,968
3.272%, 09/25/35 (b)	1,121,447	959,145
3.404%, 05/25/35 (b)	1,410,260	1,357,079
Bear Stearns Structured Products, Inc. Trust 3.289%, 12/26/46 (b)	938,759	812,027
3.504%, 01/26/36 (b)	1,276,319	1,161,487
Chase Mortgage Finance Trust 3.148%, 12/25/35 (b)	3,315,116	3,192,898
3.175%, 09/25/36 (b)	3,564,447	3,159,475
3.178%, 03/25/37 (b)	1,961,209	1,823,580
ChaseFlex Trust 1.282%, 07/25/37 (b)	6,238,577	4,893,601
Chevy Chase Funding LLC Mortgage-Backed Certificate 1.232%, 08/25/35 (144A) (b)	45,712	42,243
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	2,901,235	2,926,992
Citigroup Mortgage Loan Trust 2.690%, 09/25/35 (b)	1,785,255	1,838,682
2.760%, 09/25/35 (b)	555,021	572,532
2.902%, 10/25/46 (b)	2,076,593	1,790,254
2.930%, 10/25/35 (b)	3,093,194	3,103,342
Countrywide Alternative Loan Trust 1.188%, 03/20/46 (b)	178,145	147,894
4.018%, 05/25/35 (b) (j)	1,756,008	149,154
Countrywide Home Loan Mortgage Pass-Through Trust
1.562%, 04/25/35 (b)	140,137	129,608
1.622%, 03/25/35 (b)	631,134	567,972
3.015%, 09/20/36 (b)	3,587,623	2,846,753
5.500%, 12/25/34	7,203,350	7,218,074
Countrywide Home Reperforming Loan REMIC Trust 1.322%, 06/25/35 (144A) (b)	2,010,901	1,828,088
Credit Suisse First Boston Mortgage Securities Corp. 1.423%, 03/25/32 (144A) (b)	59,901	55,565

BHFTI-326

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Credit Suisse First Boston Mortgage Securities Corp. 6.000%, 11/25/35	2,356,713	$1,877,757
Deutsche Alt-A Securities Mortgage Loan Trust 1.172%, 08/25/47 (b)	5,672,471	5,033,821
Downey Savings & Loan Association Mortgage Loan Trust 2.881%, 07/19/44 (b)	561,333	556,297
First Horizon Alternative Mortgage Securities Trust 3.718%, 01/25/36 (b) (j)	32,268,052	3,515,101
First Horizon Mortgage Pass-Through Trust 2.972%, 08/25/35 (b)	267,206	230,432
GreenPoint Mortgage Funding Trust 1.157%, 12/25/46 (b)	6,646,365	6,513,046
GreenPoint MTA Trust 1.422%, 06/25/45 (b)	66,850	58,300
GSR Mortgage Loan Trust 3.087%, 09/25/35 (b)	47,084	48,515
3.379%, 04/25/36 (b)	2,675,533	2,439,446
6.000%, 03/25/32	153	156
HarborView Mortgage Loan Trust 1.168%, 01/19/38 (b)	152,723	132,445
1.418%, 05/19/35 (b)	1,037,831	950,279
IndyMac ARM Trust 2.113%, 01/25/32 (b)	512	449
2.203%, 01/25/32 (b)	21,414	20,706
IndyMac INDX Mortgage Loan Trust 1.102%, 07/25/36 (b)	6,409,654	5,521,801
1.192%, 05/25/46 (b)	7,489,780	6,541,573
JPMorgan Mortgage Trust 3.103%, 07/25/35 (b)	2,414,574	2,400,095
5.750%, 01/25/36	373,871	312,598
Lehman Mortgage Trust 1.582%, 08/25/36 (b)	8,002,155	5,243,747
MASTR Alternative Loan Trust 1.382%, 03/25/36 (b)	687,548	143,147
6.500%, 02/25/35	8,826,157	9,922,296
MASTR Asset Securitization Trust 6.000%, 06/25/36	611,959	586,230
Merrill Lynch Alternative Note Asset Trust 0.958%, 04/25/37 (b)	4,022,857	3,940,477
Merrill Lynch Mortgage Investors Trust 1.232%, 11/25/35 (b)	71,430	67,134
1.362%, 08/25/35 (b)	5,014,529	4,832,666
1.784%, 10/25/35 (b)	115,067	108,944
Morgan Stanley Re-REMIC Trust 1.353%, 03/26/37 (144A)	4,079,995	2,811,710
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.976%, 05/25/35	1,329,605	1,051,311
RALI Series Trust 6.250%, 01/25/37	4,760,840	3,805,326
RBSSP Resecuritization Trust 1.018%, 06/27/36 (144A) (b)	8,300,000	6,988,027

Collateralized Mortgage Obligations—(Continued)
RBSSP Resecuritization Trust 3.495%, 01/26/36 (144A) (b)	10,346,062	10,449,806
Residential Accredit Loans, Inc. Trust 1.162%, 06/25/46 (b)	1,614,527	690,969
1.422%, 06/25/34 (b)	1,013,759	987,297
6.000%, 12/25/35	8,941,627	8,265,440
Residential Asset Securitization Trust 6.000%, 06/25/36	4,127,001	2,889,312
RFMSI Trust 1.332%, 06/25/18 (b)	285	280
Sequoia Mortgage Trust 1.328%, 07/20/33 (b)	249,237	233,086
1.618%, 04/19/27 (b)	921,180	858,791
Structured Adjustable Rate Mortgage Loan Trust 3.113%, 01/25/35 (b)	1,577,370	1,475,259
3.248%, 04/25/35 (b)	6,696,809	6,318,391
3.255%, 08/25/35 (b)	146,087	140,031
Structured Asset Mortgage Investments II Trust 1.228%, 07/19/35 (b)	838,237	801,406
1.442%, 05/25/45 (b)	1,009,196	883,960
WaMu Mortgage Pass-Through Certificates Trust 1.232%, 02/25/45 (b)	10,302,060	9,640,371
2.038%, 06/25/42 (b)	141,162	135,735
2.038%, 08/25/42 (b)	67,118	63,941
Wells Fargo Mortgage-Backed Securities Trust 2.893%, 09/25/33 (b)	466,750	463,214
3.045%, 10/25/36 (b)	1,935,513	1,840,137
3.089%, 03/25/36 (b)	9,674,371	9,517,051
3.096%, 04/25/36 (b)	952,097	950,975
3.106%, 07/25/36 (b)	6,493,637	6,227,901
3.338%, 04/25/36 (b)	79,904	5,704
5.750%, 03/25/36	3,071,812	3,079,444

		241,233,763

Commercial Mortgage-Backed Securities—2.1%
BAMLL Commercial Mortgage Securities Trust 3.912%, 12/15/33 (144A) (b)	15,200,000	15,442,683
Bear Stearns Commercial Mortgage Securities Trust 5.700%, 06/11/50	4,493,653	4,547,414
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	2,961,602
Freddie Mac Multifamily Structured Pass-Through Certificates 1.287%, 08/25/22 (b) (j)	43,263,875	2,452,785
GS Mortgage Securities Trust 3.278%, 11/10/49	2,500,000	2,547,772
3.602%, 10/10/49 (144A) (b)	13,346,000	13,237,855
JPMorgan Chase Commercial Mortgage Securities Corp. 2.362%, 01/15/33 (144A) (b)	15,124,026	15,124,012

BHFTI-327

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2.962%, 10/05/28 (144A)	8,700,000	$8,753,409
5.794%, 02/12/51 (b)	7,129,105	7,184,910
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	10,063,724	10,214,682
ML-CFC Commercial Mortgage Trust 5.485%, 03/12/51 (b)	136,437	136,268
5.861%, 08/12/49 (b)	5,185,304	5,207,327
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	9,853,204
Morgan Stanley Capital Trust 2.041%, 08/14/31 (144A) (b)	21,511,694	21,489,696
Morgan Stanley Re-REMIC Trust 5.949%, 08/12/45 (144A) (b)	56,703	56,658
Wachovia Bank Commercial Mortgage Trust 5.760%, 06/15/49 (b)	4,396,082	4,391,489

		123,601,766

Total Mortgage-Backed Securities (Cost $364,114,854)		364,835,529

Foreign Government—2.9%

Banks—0.0%
Banco Nacional de Desenvolvimento Economico e Social 4.125%, 09/15/17 (EUR)	2,700,000	2,916,364

Provincial—1.2%
Province of Ontario Canada 1.650%, 09/27/19	7,000,000	6,974,520
3.150%, 06/02/22 (CAD)	9,300,000	7,473,638
4.000%, 06/02/21 (CAD)	31,100,000	25,692,433
4.400%, 04/14/20	2,700,000	2,892,583
Province of Quebec Canada 3.500%, 07/29/20	10,600,000	11,114,439
3.500%, 12/01/22 (CAD)	3,300,000	2,702,955
4.250%, 12/01/21 (CAD)	15,200,000	12,772,526

		69,623,094

Sovereign—1.7%
Brazil Letras do Tesouro Nacional 9.681%, 04/01/18 (BRL)	46,700,000	13,620,674
11.334%, 01/01/18 (BRL)	88,100,000	26,244,772
Brazil Notas do Tesouro Nacional 10.000%, 01/01/27 (BRL)	97,500,000	30,978,938
Export-Import Bank of Korea 1.927%, 02/24/20 (144A) (CAD)	15,400,000	11,634,912
4.000%, 01/29/21	2,500,000	2,614,618
5.125%, 06/29/20	2,500,000	2,705,385

Sovereign—(Continued)
Kuwait International Government Bond 2.750%, 03/20/22 (144A) (i)	12,000,000	12,024,600

		99,823,899

Total Foreign Government (Cost $185,752,319)		172,363,357

Municipals—2.3%
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	2,950,000	4,262,101
California State General Obligation Unlimited, Build America Bonds 7.625%, 03/01/40	8,450,000	12,374,433
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	5,649,776
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	2,700,000	3,306,150
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	270,000	293,676
City of Chicago, IL General Obligation Unlimited 7.750%, 01/01/42	11,400,000	11,723,988
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	15,000,000	16,367,100
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	9,300,000	12,215,178
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.166%, 07/01/40	18,190,000	20,298,949
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	39,785,632
State of Illinois General Obligation Unlimited, Build America Bonds 6.725%, 04/01/35	5,720,000	5,944,968
Tobacco Settlement Financing Authority, Revenue Bonds 7.467%, 06/01/47	7,090,000	6,776,906

Total Municipals (Cost $120,898,691)		138,998,857

Floating Rate Loans (k)—0.3%

Telecommunications—0.2%
CenturyLink, Inc. Bridge Term Loan, 02/17/18 (l) (m)	5,700,000	5,700,000

BHFTI-328

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal/ Notional Amount*	Value

Telecommunications—(Continued)
Sprint Communications, Inc. 1st Lien Term Loan B, 3.500%, 02/02/24	7,700,000	$7,711,227

		13,411,227

Transportation—0.1%
Swissport Investments S.A. Term Loan B, 6.250%, 02/09/22 (EUR)	3,000,000	3,254,406

Total Floating Rate Loans (Cost $16,616,155)		16,665,633

Purchased Options—0.0%

Interest Rate Swaptions—0.0%
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.905%, Expires 08/20/18 (Counterparty - Morgan Stanley Capital Services LLC) (l)	10,200,000	537,437
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.930%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (l)	11,900,000	676,789
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.940%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (l)	10,400,000	518,880
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 3.020%, Expires 08/21/17 (Counterparty - Morgan Stanley Capital Services LLC) (l)	22,600,000	311,315

		2,044,421

Options on Exchange-Traded Futures Contracts—0.0%
Call - U.S. Treasury Bond Futures @ 195.00, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	73	73
Put - Eurodollar Futures @ $98.50, Expires 06/19/17 (Counterparty - Citigroup Global Markets, Inc.)	8,294	51,837
Put - U.S. Treasury Note 10-Year Futures @101.00, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	290	290
Put - U.S. Treasury Note 10-Year Futures @105.00, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	1,350	1,350
Put - U.S. Treasury Note 10-Year Futures @106.00, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	214	214

Options on Exchange-Traded Futures Contracts—(Continued)
Put - U.S. Treasury Note 10-Year Futures @112.00, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	3,110	3,110
Put - U.S. Treasury Note 5-Year Futures @101.50, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	293	293
Put - U.S. Treasury Note 5-Year Futures @109.00, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	18,178	18,178
Put - U.S. Treasury Note 5-Year Futures @ 98.00, Expires 05/26/17 (Counterparty - Citigroup Global Markets, Inc.)	249	249

		75,594

Put Options—0.0%
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA @ 70.00, Expires 04/05/17 (Counterparty - JPMorgan Chase Bank N.A.)	122,000,000	0

Total Purchased Options (Cost $5,276,859)		2,120,015

Short-Term Investments—20.1%

Certificate of Deposit—4.5%
Barclays Bank plc 1.804%, 11/06/17	40,500,000	40,583,147
1.850%, 12/06/17	2,000,000	2,003,914
1.906%, 09/08/17	23,000,000	23,052,141
Credit Suisse 1.920%, 09/12/17	54,400,000	54,528,003
Mizuho Bank, Ltd. 1.820%, 12/12/17	35,200,000	35,288,422
Natixis 1.846%, 09/25/17	2,300,000	2,305,414
1.846%, 10/02/17	5,800,000	5,808,990
Norinchukin Bank 1.733%, 10/10/17	29,900,000	29,984,557
Sumitomo Mitsui Banking Corp. 1.831%, 09/15/17	13,700,000	13,734,045
Sumitomo Mitsui Trust Bank, Ltd. 1.715%, 10/06/17	33,500,000	33,591,824
1.882%, 09/18/17	27,600,000	27,675,734

		268,556,191

Commercial Paper—3.0%
Anthem, Inc. 1.100%, 04/03/17	10,000,000	9,999,099
Bell Canada 1.190%, 05/18/17	33,100,000	33,048,364

BHFTI-329

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bell Canada 1.200%, 05/15/17	27,500,000	$27,459,953
Engie S.A. 1.600%, 10/03/17	8,000,000	7,943,580
Entergy Corp. 1.350%, 04/13/17	8,000,000	7,996,236
Ford Motor Credit Co. 1.700%, 09/12/17	22,700,000	22,527,291
Hewlett Packard Enterprise Co. 1.140%, 04/03/17	14,000,000	13,999,073
Monsanto Co. 1.750%, 07/31/17	5,700,000	5,672,648
Sempra Energy 1.480%, 08/23/17	13,100,000	13,021,857
Syngenta AG 2.000%, 09/14/17	8,100,000	8,031,801
2.020%, 09/14/17	20,000,000	19,831,608
Volvo Treasury North America L.P. 1.150%, 04/07/17	10,000,000	9,997,822

		179,529,332

Foreign Government—11.7%
Argentina Treasury Bills 2.563%, 06/30/17 (n)	900,000	894,285
2.698%, 05/26/17 (n)	12,000,000	11,928,252
2.901%, 09/29/17 (n)	3,100,000	3,055,794
3.213%, 12/15/17 (n)	12,900,000	12,465,089
3.321%, 09/15/17 (n)	5,800,000	5,678,803
3.373%, 04/13/18 (n)	4,200,000	4,058,250
Japan Treasury Bills 0.000%, 04/06/17 (JPY) (n)	6,880,000,000	61,798,566
0.000%, 04/10/17 (JPY) (n)	780,000,000	7,006,331
0.000%, 04/24/17 (JPY) (n)	5,490,000,000	49,318,081
0.000%, 05/08/17 (JPY) (n)	13,330,000,000	119,759,507
0.000%, 05/15/17 (JPY) (n)	2,010,000,000	18,059,055
0.000%, 05/22/17 (JPY) (n)	8,290,000,000	74,485,870
0.000%, 06/05/17 (JPY) (n)	24,590,000,000	220,960,576
0.000%, 06/19/17 (JPY) (n)	3,930,000,000	35,317,544
Mexico Cetes 6.267%, 05/25/17 (MXN) (n)	1,368,000,000	7,234,404
6.375%, 08/17/17 (MXN) (n)	2,028,000,000	10,561,339
6.490%, 03/01/18 (MXN) (n)	9,850,000,000	49,437,164

		692,018,910

Repurchase Agreements—0.8%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/17 at 0.960% to be repurchased at $37,302,984 on 04/03/17, collateralized by $38,684,000 U.S. Treasury Note at 0.750% due 07/15/19 with a value of $38,174,919.	37,300,000	37,300,000

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $7,467,246 on 04/03/17, collateralized by $7,115,000 U.S. Treasury Note at 3.500% due 05/15/20 with a value of $7,621,488.	7,467,191	7,467,191

		44,767,191

U.S. Treasury—0.1%
U.S. Treasury Bills 0.587%, 04/27/17 (f) (g) (n)	3,263,000	3,261,411
0.667%, 04/20/17 (g) (n)	2,298,000	2,297,209

		5,558,620

Total Short-Term Investments (Cost $1,172,123,578)		1,190,430,244

Total Investments—148.6% (Cost $8,772,523,827) (o)		8,815,614,766
Other assets and liabilities (net)—(48.6)%		(2,881,796,757)

Net Assets—100.0%		$5,933,818,009

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $43,795,343.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2017, the market value of securities pledged was $100,481,971.
(g)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2017, the market value of securities pledged was $30,589,942.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $86,104,411, which is 1.5% of net assets. See details shown in the Restricted Securities table that follows.

BHFTI-330

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(j)	Interest only security.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	Illiquid security. As of March 31, 2017, these securities represent 0.1% of net assets.
(m)	This loan will settle after March 31, 2017, at which time the interest rate will be determined.
(n)	The rate shown represents current yield to maturity.
(o)	As of March 31, 2017, the aggregate cost of investments was $8,772,523,827. The aggregate unrealized appreciation and depreciation of investments were $142,933,383 and $(99,842,444), respectively, resulting in net unrealized appreciation of $43,090,939.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $870,913,108, which is 14.7% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DKK)—	Danish Krone
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(IRS)—	Interest Rate Swap
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blackstone CQP Holdco L.P., 6.500%, 03/20/21	03/06/17	$20,700,000	$20,700,000	$20,774,520
CVP Cascade CLO-1, Ltd. 01/16/26	03/15/17	8,000,000	8,000,000	8,014,320
Jamestown CLO, Ltd. 01/17/27	03/24/17	17,800,000	17,800,000	17,791,100
Kuwait International Government Bonds, 2.750%, 03/20/22	03/13/17	12,000,000	11,924,385	12,024,600
MP CLO, Ltd., 2.165%, 01/15/27	03/17/17	11,800,000	11,800,000	11,794,100
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 03/20/27	03/13/17	1,700,000	1,694,981	1,724,696
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.125%, 03/20/22	03/13/17	1,200,000	1,199,726	1,212,647
Piper Jaffray Cos., 5.060%, 10/09/18	10/08/15	5,000,000	5,000,000	5,075,000
Shackleton CLO, Ltd. 01/13/25	03/24/17	2,600,000	2,600,000	2,598,700
SteelRiver Transmission Co. LLC, 4.710%, 06/30/17	11/17/10	5,094,769	5,094,780	5,094,728

				$86,104,411

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	85,467,405	BNP Paribas S.A.	04/04/17	$27,701,489	$(400,843)
BRL	8,741,600	Deutsche Bank AG	04/04/17	2,800,000	(7,692)
BRL	20,403,805	Deutsche Bank AG	04/04/17	6,439,782	77,756
BRL	56,322,000	Deutsche Bank AG	04/04/17	18,000,000	(9,200)
BRL	98,900,000	Goldman Sachs Bank USA	04/04/17	31,214,493	376,895
BRL	14,076,000	JPMorgan Chase Bank N.A.	04/04/17	4,500,000	(3,737)
BRL	132,900,000	JPMorgan Chase Bank N.A.	04/04/17	42,297,899	154,027
BRL	13,386,870	Deutsche Bank AG	05/03/17	4,200,000	47,968
BRL	71,503,825	Deutsche Bank AG	05/03/17	22,397,439	292,401
BRL	3,798,695	JPMorgan Chase Bank N.A.	01/03/18	1,103,470	44,406
CAD	1,621,000	BNP Paribas S.A.	04/04/17	1,206,006	12,947
CAD	12,141,000	Citibank N.A.	04/04/17	9,082,277	47,461
CAD	84,894,250	Citibank N.A.	04/04/17	63,772,724	65,699
CAD	5,111,000	JPMorgan Chase Bank N.A.	04/04/17	3,811,855	31,493
DKK	404,303,000	BNP Paribas S.A.	04/03/17	58,318,260	(342,035)

BHFTI-331

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
DKK	61,904,469	Goldman Sachs Bank USA	04/03/17	$8,975,955	$(98,981)
DKK	101,000,000	Goldman Sachs Bank USA	04/03/17	14,486,518	(3,324)
DKK	788,810,000	JPMorgan Chase Bank N.A.	04/03/17	112,993,840	119,903
DKK	411,474,000	UBS AG Stamford	04/03/17	59,140,476	(135,944)
DKK	9,455,000	BNP Paribas S.A.	07/03/17	1,364,784	(2,746)
EUR	57,466,000	BNP Paribas S.A.	04/04/17	61,977,081	(672,364)
EUR	943,000	Citibank N.A.	04/04/17	1,007,700	(1,708)
EUR	1,062,000	Goldman Sachs Bank USA	04/04/17	1,141,735	(8,794)
EUR	1,091,000	Goldman Sachs Bank USA	04/04/17	1,174,991	(11,112)
EUR	1,203,000	Goldman Sachs Bank USA	04/04/17	1,271,900	11,460
EUR	3,942,000	JPMorgan Chase Bank N.A.	04/04/17	4,232,198	(26,873)
EUR	2,347,000	JPMorgan Chase Bank N.A.	05/02/17	2,509,568	(2,638)
GBP	968,000	Goldman Sachs Bank USA	04/04/17	1,183,244	29,564
GBP	4,143,000	Goldman Sachs Bank USA	04/04/17	5,089,825	100,942
GBP	29,273,000	Goldman Sachs Bank USA	04/04/17	36,374,068	302,088
GBP	1,127,000	UBS AG Stamford	04/04/17	1,370,505	41,514
INR	15,053,051	UBS AG Stamford	04/20/17	218,731	12,577
JPY	134,700,000	Goldman Sachs Bank USA	04/04/17	1,185,811	24,105
MYR	1,437,265	UBS AG Stamford	06/23/17	319,073	4,752

Contracts to Deliver
BRL	85,467,405	BNP Paribas S.A.	04/04/17	$26,974,942	$(325,705)
BRL	71,503,825	Deutsche Bank AG	04/04/17	22,538,637	(301,657)
BRL	13,963,580	Deutsche Bank AG	04/04/17	4,447,000	(13,353)
BRL	98,900,000	Goldman Sachs Bank USA	04/04/17	28,901,227	(2,690,161)
BRL	53,505,900	JPMorgan Chase Bank N.A.	04/04/17	17,100,000	8,740
BRL	36,661,500	JPMorgan Chase Bank N.A.	04/04/17	11,570,982	(139,712)
BRL	34,000,000	JPMorgan Chase Bank N.A.	04/04/17	9,982,384	(878,154)
BRL	14,067,000	JPMorgan Chase Bank N.A.	04/04/17	4,500,000	6,612
BRL	8,741,600	JPMorgan Chase Bank N.A.	04/04/17	2,800,000	7,692
BRL	13,385,400	Credit Suisse International	05/03/17	4,200,000	(47,501)
BRL	75,000,000	UBS AG Stamford	07/05/17	26,417,753	2,953,856
BRL	3,798,695	BNP Paribas S.A.	01/03/18	1,111,054	(36,822)
BRL	44,100,000	JPMorgan Chase Bank N.A.	01/03/18	12,095,447	(1,230,535)
BRL	44,000,000	JPMorgan Chase Bank N.A.	01/03/18	12,068,020	(1,227,745)
BRL	10,000,000	BNP Paribas S.A.	04/03/18	2,648,670	(330,557)
BRL	145,600,000	JPMorgan Chase Bank N.A.	04/03/18	43,179,122	(198,421)
CAD	1,376,000	Credit Suisse International	04/04/17	1,026,493	(8,226)
CAD	101,154,250	Goldman Sachs Bank USA	04/04/17	77,246,468	1,180,918
CAD	1,237,000	Goldman Sachs Bank USA	04/04/17	929,358	(836)
CAD	84,894,250	Citibank N.A.	05/02/17	63,801,001	(63,856)
DKK	54,670,000	JPMorgan Chase Bank N.A.	04/03/17	7,930,084	90,518
DKK	61,904,469	Goldman Sachs Bank USA	07/03/17	9,018,322	100,690
DKK	115,909,000	BNP Paribas S.A.	01/02/18	17,093,202	218,319
DKK	93,321,000	BNP Paribas S.A.	01/02/18	13,720,896	134,540
DKK	161,159,000	JPMorgan Chase Bank N.A.	01/02/18	23,605,946	143,236
DKK	30,300,000	JPMorgan Chase Bank N.A.	01/02/18	4,447,359	36,062
DKK	48,667,000	UBS AG Stamford	01/02/18	7,151,732	66,433
DKK	404,303,000	BNP Paribas S.A.	04/03/18	59,566,697	356,060
DKK	12,813,000	BNP Paribas S.A.	04/03/18	1,885,429	8,951
DKK	151,444,700	Citibank N.A.	04/03/18	22,054,538	(124,711)
DKK	83,328,000	Citibank N.A.	04/03/18	12,315,611	112,130
DKK	104,555,000	Goldman Sachs Bank USA	04/03/18	15,550,520	238,320
DKK	101,000,000	Goldman Sachs Bank USA	04/03/18	14,802,222	10,656
DKK	46,742,000	Goldman Sachs Bank USA	04/03/18	6,817,678	(27,741)
DKK	27,067,560	Goldman Sachs Bank USA	04/03/18	3,921,982	(42,093)

BHFTI-332

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
DKK	788,810,000	JPMorgan Chase Bank N.A.	04/03/18	$115,458,138	$(63,989)
DKK	167,920,000	JPMorgan Chase Bank N.A.	04/03/18	24,550,546	(41,530)
DKK	67,230,000	JPMorgan Chase Bank N.A.	04/03/18	9,903,786	57,875
DKK	34,430,000	Societe Generale Paris	04/03/18	5,033,639	(8,674)
DKK	411,474,000	UBS AG Stamford	04/03/18	60,385,201	124,363
EUR	54,074,000	BNP Paribas S.A.	04/04/17	57,464,981	(221,152)
EUR	1,600,000	BNP Paribas S.A.	04/04/17	1,697,995	(8,885)
EUR	1,762,000	Citibank N.A.	04/04/17	1,858,491	(21,210)
EUR	2,531,000	Goldman Sachs Bank USA	04/04/17	2,667,531	(32,539)
EUR	1,489,000	Goldman Sachs Bank USA	04/04/17	1,619,060	30,595
EUR	1,234,000	Goldman Sachs Bank USA	04/04/17	1,308,108	(8,323)
EUR	1,615,000	JPMorgan Chase Bank N.A.	04/04/17	1,745,703	22,822
EUR	1,402,000	UBS AG Stamford	04/04/17	1,514,146	18,493
EUR	57,466,000	BNP Paribas S.A.	05/02/17	62,056,212	674,345
GBP	3,687,000	Goldman Sachs Bank USA	04/04/17	4,584,382	(35,062)
GBP	31,824,000	UBS AG Stamford	04/04/17	39,521,876	(350,429)
GBP	29,273,000	Goldman Sachs Bank USA	05/02/17	36,398,856	(301,328)
JPY	229,900,000	Goldman Sachs Bank USA	04/04/17	2,051,089	(13,943)
JPY	6,880,000,000	Citibank N.A.	04/06/17	59,661,887	(2,140,336)
JPY	190,000,000	Citibank N.A.	04/10/17	1,635,928	(71,038)
JPY	120,000,000	Citibank N.A.	04/10/17	1,033,111	(44,973)
JPY	80,000,000	Citibank N.A.	04/10/17	690,143	(28,580)
JPY	70,000,000	Citibank N.A.	04/10/17	603,669	(25,213)
JPY	190,000,000	UBS AG Stamford	04/10/17	1,635,774	(71,193)
JPY	130,000,000	UBS AG Stamford	04/10/17	1,119,011	(48,913)
JPY	2,150,000,000	BNP Paribas S.A.	04/24/17	18,811,795	(513,736)
JPY	3,340,000,000	Citibank N.A.	04/24/17	29,236,695	(785,292)
JPY	13,330,000,000	JPMorgan Chase Bank N.A.	05/08/17	118,331,114	(1,548,916)
JPY	920,000,000	Citibank N.A.	05/15/17	8,129,291	(146,658)
JPY	520,000,000	Citibank N.A.	05/15/17	4,652,703	(25,008)
JPY	50,000,000	Citibank N.A.	05/15/17	447,736	(2,044)
JPY	520,000,000	UBS AG Stamford	05/15/17	4,655,277	(22,434)
JPY	1,990,000,000	BNP Paribas S.A.	05/22/17	17,584,352	(321,557)
JPY	6,300,000,000	UBS AG Stamford	05/22/17	55,664,381	(1,022,666)
JPY	19,580,000,000	Citibank N.A.	06/05/17	172,441,125	(3,830,611)
JPY	2,550,000,000	Citibank N.A.	06/05/17	22,462,804	(493,934)
JPY	2,460,000,000	Citibank N.A.	06/05/17	21,664,656	(481,844)
JPY	1,400,000,000	Citibank N.A.	06/19/17	12,243,702	(368,451)
JPY	1,130,000,000	Citibank N.A.	06/19/17	9,879,047	(300,762)
JPY	1,400,000,000	UBS AG Stamford	06/19/17	12,245,951	(366,202)
KRW	126,318,440,552	Citibank N.A.	06/23/17	111,667,645	(1,393,272)
KRW	13,804,027,796	UBS AG Stamford	06/23/17	12,047,502	(307,749)
KRW	12,770,188,667	UBS AG Stamford	06/23/17	11,111,759	(318,158)
KRW	12,620,065,740	UBS AG Stamford	06/23/17	11,021,892	(273,658)
MXN	136,800,000	Goldman Sachs Bank USA	05/25/17	6,739,746	(509,736)
MXN	202,800,000	JPMorgan Chase Bank N.A.	08/17/17	9,871,495	(742,007)
MXN	985,000,000	BNP Paribas S.A.	03/01/18	47,102,818	(2,995,718)
NZD	1,885,000	JPMorgan Chase Bank N.A.	04/04/17	1,339,482	18,098
PHP	15,819,300	BNP Paribas S.A.	06/23/17	311,557	(2,611)
RUB	133,852,761	Deutsche Bank AG	04/21/17	2,239,370	(129,445)
SGD	138,637,587	Deutsche Bank AG	06/23/17	98,762,306	(406,495)
THB	14,297,612	JPMorgan Chase Bank N.A.	06/23/17	407,485	(8,359)
TRY	1,090,000	Barclays Bank plc	08/15/17	283,826	(4,961)
TWD	4,008,508,071	Credit Suisse International	06/23/17	131,189,922	(1,388,483)
TWD	2,406,490,755	Deutsche Bank AG	06/23/17	77,879,960	(1,712,921)

Net Unrealized Depreciation					$(24,958,493)

BHFTI-333

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
3 Month Euribor	09/18/17	1,867	EUR	468,091,430	$37,853
Australian 10 Year Treasury Bond Futures	06/15/17	2	AUD	252,251	3,548
Euro-Bund Futures	06/08/17	2,890	EUR	467,538,727	(1,104,059)
Put Options on Euro-Bund Futures, Strike EUR 142.000	05/26/17	371	EUR	4,025	(336)
Put Options on Euro-Bund Futures, Strike EUR 142.500	05/26/17	513	EUR	5,566	(465)
Put Options on Euro-Bund Futures, Strike EUR 143.000	05/26/17	814	EUR	8,832	(738)
Put Options on Euro-Bund Futures, Strike EUR 143.500	05/26/17	370	EUR	4,015	(336)
Put Options on Euro-Bund Futures, Strike EUR 145.000	05/26/17	1,037	EUR	11,251	(940)
U.S. Treasury Note 10 Year Futures	06/21/17	9,739	USD	1,210,002,037	3,112,150
U.S. Treasury Note 5 Year Futures	06/30/17	19,350	USD	2,275,182,914	2,826,080

Futures Contracts—Short
90 Day Eurodollar Futures	09/18/17	(1,558)	USD	(384,777,747)	847,597
90 Day Eurodollar Futures	12/18/17	(1,366)	USD	(336,691,293)	484,543
Canada Government Bond 10 Year Futures	06/21/17	(852)	CAD	(116,030,599)	(726,429)
Euro-BTP Futures	06/08/17	(95)	EUR	(12,368,430)	(50,268)
Euro-OAT Futures	06/08/17	(3,730)	EUR	(542,706,050)	(6,137,459)
Euro-Schatz Futures	06/08/17	(160)	EUR	(17,973,838)	15,616
U.S. Treasury Long Bond Futures	06/21/17	(472)	USD	(70,862,055)	(336,195)
United Kingdom Long Gilt Bond Futures	06/28/17	(746)	GBP	(93,443,861)	(2,168,544)

Net Unrealized Depreciation					$(3,198,382)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/BRL Put	BRL	3.225	JPMorgan Chase Bank N.A.	04/26/17	(14,100,000)	$(74,377)	$(84,276)	$(9,899)
USD Call/BRL Put	BRL	3.350	Goldman Sachs Bank USA	06/01/17	(12,300,000)	(104,550)	(80,823)	23,727
USD Call/BRL Put	BRL	3.310	JPMorgan Chase Bank N.A.	06/01/17	(22,300,000)	(176,170)	(201,258)	(25,088)
USD Call/BRL Put	BRL	3.510	JPMorgan Chase Bank N.A.	09/27/17	(89,800,000)	(1,391,900)	(1,434,824)	(42,924)
USD Call/BRL Put	BRL	3.550	Credit Suisse International	10/02/17	(23,000,000)	(345,000)	(323,725)	21,275
USD Call/BRL Put	BRL	4.250	Deutsche Bank AG	11/17/17	(10,900,000)	(318,280)	(35,480)	282,800
USD Call/BRL Put	BRL	6.300	Credit Suisse International	01/11/18	(17,700,000)	(942,525)	(1,575)	940,950
USD Call/ZAR Put	ZAR	13.100	JPMorgan Chase Bank N.A.	04/25/17	(24,800,000)	(197,507)	(901,182)	(703,675)
USD Call/ZAR Put	ZAR	14.000	JPMorgan Chase Bank N.A.	05/02/17	(5,600,000)	(52,920)	(64,310)	(11,390)
USD Call/ZAR Put	ZAR	14.000	Societe Generale Paris	05/02/17	(19,400,000)	(184,106)	(222,790)	(38,684)
USD Call/ZAR Put	ZAR	14.000	Citibank N.A.	06/28/17	(34,900,000)	(496,104)	(936,332)	(440,228)

Totals						$(4,283,439)	$(4,286,575)	$(3,136)

Put Options Written	Strike Price	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	100.64	Credit Suisse International	05/04/17	(4,000,000)	$(16,875)	$(3,957)	$12,918
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	100.42	JPMorgan Chase Bank N.A.	05/04/17	(45,000,000)	(188,086)	(33,592)	154,494
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	100.66	JPMorgan Chase Bank N.A.	05/04/17	(36,000,000)	(156,094)	(36,328)	119,766
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	101.20	Credit Suisse International	05/04/17	(25,000,000)	(100,586)	(48,570)	52,016

Totals					$(461,641)	$(122,447)	$339,194

BHFTI-334

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	03/10/20	USD	(5,800,000)	$(43,500)	$(6)	$43,494
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%) [10] -(Final Index/Initial Index)] or 0	03/12/20	USD	(16,200,000)	(137,080)	(16)	137,064
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	04/07/20	USD	(38,800,000)	(346,040)	(39)	346,001
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	09/29/20	USD	(17,500,000)	(225,750)	(88)	225,662
Floor - OTC CPURNSA Index	218.016	Deutsche Bank AG	Maximum of [(1 + 0.000%) [10] -(Final Index/Initial Index)] or 0	10/13/20	USD	(18,000,000)	(176,400)	(108)	176,292

Totals							$(928,770)	$(257)	$928,513

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 5 Yr. IRS	2.700%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	08/21/17	USD	(99,400,000)	$(1,540,700)	$(139,061)	$1,401,639
Put - 5 Yr. IRS	2.800%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	08/20/18	USD	(45,000,000)	(1,003,705)	(413,442)	590,263
Put - 5 Yr. IRS	2.800%	Goldman Sachs Bank USA	3M LIBOR	Pay	08/20/18	USD	(98,200,000)	(2,287,027)	(902,222)	1,384,805

Totals								$(4,831,432)	$(1,454,725)	$3,376,707

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.750%	12/21/26	USD	48,220,000	$(32,332)
Receive	3M CDOR	1.750%	12/16/46	CAD	4,500,000	551,267
Receive	3M LIBOR	1.250%	06/21/20	USD	183,300,000	(717,595)
Receive	3M LIBOR	1.250%	06/21/21	USD	149,500,000	(58,389)
Receive	3M LIBOR	1.250%	06/21/22	USD	208,600,000	41,043
Receive	3M LIBOR	1.500%	06/21/27	USD	3,000,000	(10,382)
Receive	3M LIBOR	1.750%	12/21/26	USD	48,220,000	3,907,659
Receive	3M LIBOR	2.000%	12/16/19	USD	268,800,000	(268,110)
Receive	3M LIBOR	2.250%	12/16/22	USD	490,100,000	(7,413,800)
Receive	3M LIBOR	2.250%	06/15/26	USD	97,600,000	1,063,915
Receive	3M LIBOR	2.250%	12/21/36	USD	25,400,000	570,752
Receive	3M LIBOR	2.350%	08/05/25	USD	7,600,000	(15,225)
Receive	3M LIBOR	2.500%	06/15/46	USD	17,500,000	1,471,474
Receive	3M LIBOR	2.500%	06/15/46	USD	8,800,000	329,341
Receive	3M LIBOR	2.750%	12/16/45	USD	378,960,000	(686,848)
Receive	6M LIBOR	0.300%	03/18/26	JPY	31,660,000,000	(327,358)
Receive	6M LIBOR	1.000%	09/20/22	GBP	92,900,000	198,922
Receive	6M LIBOR	1.500%	09/20/27	GBP	35,200,000	(673,758)
Receive	6M LIBOR	1.500%	09/20/27	GBP	46,000,000	(170,394)
Receive	6M LIBOR	1.750%	03/21/48	GBP	21,900,000	(914,173)

Net Unrealized Depreciation						$(3,153,991)

BHFTI-335

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Depreciation
Canadian Natural Resources, Ltd. 3.450%, due 11/15/21	(1.000%)	03/20/18	0.143%	USD	3,900,000	$(8,419)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Unrealized Appreciation/ (Depreciation)
Airbus Group Finance B.V. 5.500%, due 09/25/18	1.000%	12/20/17	0.128%	EUR	14,000,000	$22,031
Berkshire Hathaway, Inc. 1.550%, due 02/09/18	1.000%	12/20/21	0.567%	USD	10,500,000	144,129
Enbridge, Inc. 3.500%, due 06/10/24	1.000%	12/20/17	0.273%	USD	2,300,000	2,538
Tesco plc 6.000%, due 12/14/29	1.000%	06/20/22	1.943%	EUR	24,700,000	93,468
Volkswagen International Finance N.V. 5.538%, due 05/22/18	1.000%	12/20/17	0.224%	EUR	13,600,000	(21,024)
Volkswagen International Finance N.V. 5.380%, due 05/22/18	1.000%	12/20/21	0.869%	EUR	16,600,000	254,543

Net Unrealized Appreciation						$495,685

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	09/20/20	Barclays Bank plc	0.589%	USD	12,000,000	$166,102	$(11,456)	$177,558
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	09/20/20	Credit Suisse International	0.589%	USD	10,500,000	145,340	—	145,340
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/17	Goldman Sachs International	0.176%	USD	2,900,000	5,363	(12,796)	18,159
Morgan Stanley 6.000%, due 04/28/15	1.000%	09/20/18	Deutsche Bank AG	0.343%	USD	24,100,000	232,571	298,407	(65,836)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	12/20/19	BNP Paribas S.A.	1.576%	USD	3,200,000	(48,725)	(382,937)	334,212
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	03/20/20	BNP Paribas S.A.	1.730%	USD	1,600,000	(33,483)	(308,005)	274,522

Totals							$467,168	$(416,787)	$883,955

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
CDX.NA.IG.9.V4	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.024%	USD	1,928,998	$7,425	$—	$7,425

Cash in the amount of $850,000 have been received at the custodian bank as collateral for OTC swap contracts.

BHFTI-336

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate

BHFTI-337

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$4,164,969,452	$—	$4,164,969,452
Total Corporate Bonds & Notes*	—	1,901,236,164	—	1,901,236,164
Total Asset-Backed Securities*	—	863,995,515	—	863,995,515
Total Mortgage-Backed Securities*	—	364,835,529	—	364,835,529
Total Foreign Government*	—	172,363,357	—	172,363,357
Total Municipals	—	138,998,857	—	138,998,857
Total Floating Rate Loans*	—	16,665,633	—	16,665,633
Purchased Options
Interest Rate Swaptions	—	2,044,421	—	2,044,421
Options on Exchange-Traded Futures Contracts	75,594	—	—	75,594
Put Options	—	0	—	0
Total Purchased Options	75,594	2,044,421	—	2,120,015
Total Short-Term Investments*	—	1,190,430,244	—	1,190,430,244
Total Investments	$75,594	$8,815,539,172	$—	$8,815,614,766

Secured Borrowings (Liability)	$—	$(105,056,293)	$—	$(105,056,293)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,418,282	$—	$8,418,282
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(33,376,775)	—	(33,376,775)
Total Forward Contracts	$—	$(24,958,493)	$—	$(24,958,493)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,327,387	$—	$—	$7,327,387
Futures Contracts (Unrealized Depreciation)	(10,525,769)	—	—	(10,525,769)
Total Futures Contracts	$(3,198,382)	$—	$—	$(3,198,382)
Written Options
Foreign Currency Written Options at Value	$—	$(4,286,575)	$—	$(4,286,575)
Put Options Written at Value	—	(122,447)	—	(122,447)
Inflation Capped Options at Value	—	(257)	—	(257)
Interest Rate Swaptions at Value	—	(1,454,725)	—	(1,454,725)
Total Written Options	$—	$(5,864,004)	$—	$(5,864,004)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,651,082	$—	$8,651,082
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(11,317,807)	—	(11,317,807)
Total Centrally Cleared Swap Contracts	$—	$(2,666,725)	$—	$(2,666,725)

BHFTI-338

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$556,801	$—	$556,801
OTC Swap Contracts at Value (Liabilities)	—	(82,208)	—	(82,208)
Total OTC Swap Contracts	$—	$474,593	$—	$474,593

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-339

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—89.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—58.7%
Fannie Mae 15 Yr. Pool 3.500%, 12/01/25	32,935	$34,313
3.500%, 03/01/30	79,069	82,594
3.500%, 10/01/30	157,750	164,596
3.500%, 12/01/30	76,002	79,395
3.500%, 02/01/31	835,967	875,241
4.000%, 05/01/29	8,582,312	9,036,071
4.500%, 12/01/23	59,941	61,507
4.500%, 11/01/25	1,189,894	1,261,403
5.000%, 03/01/23	16,067	17,178
Fannie Mae 20 Yr. Pool 3.500%, 01/01/34	2,738,772	2,860,219
4.000%, 11/01/31	1,759,494	1,861,910
4.000%, 08/01/32	1,364,447	1,444,526
Fannie Mae 30 Yr. Pool 2.500%, 01/01/43	3,098,013	2,966,834
3.000%, 09/01/42	3,006,910	2,997,596
3.000%, 10/01/42	6,898,344	6,876,990
3.000%, 11/01/42	4,530,325	4,516,303
3.000%, 12/01/42	1,684,553	1,679,335
3.000%, 01/01/43	6,939,057	6,917,649
3.000%, 08/01/46	2,521,183	2,500,856
3.000%, 11/01/46	6,451,843	6,399,821
3.000%, 12/01/46	18,040,152	17,894,700
3.000%, 01/01/47	1,248,730	1,238,659
3.000%, 02/01/47	6,964,961	6,908,764
3.000%, 03/01/47	502,200	498,148
3.500%, 08/01/42	2,509,524	2,579,281
3.500%, 04/01/43	5,931,904	6,096,140
3.500%, 05/01/43	508,742	522,759
3.500%, 06/01/43	1,511,931	1,553,175
3.500%, 08/01/43	6,780,943	6,968,467
3.500%, 03/01/45	638,003	654,722
3.500%, 05/01/45	1,508,856	1,548,916
3.500%, 06/01/45	9,841,864	10,103,077
3.500%, 07/01/45	1,198,284	1,230,110
3.500%, 08/01/45	1,317,535	1,349,333
3.500%, 11/01/45	8,460,445	8,683,085
3.500%, 12/01/45	9,360,795	9,595,388
3.500%, 02/01/46	574,621	588,119
3.500%, 03/01/46	5,000,000	5,117,450
3.500%, 05/01/46	369,839	379,706
3.500%, 06/01/46	5,473,211	5,604,616
3.500%, 09/01/46	5,088,238	5,216,572
4.000%, 10/01/39	150,921	158,419
4.000%, 08/01/40	12,175	12,794
4.000%, 09/01/40	361,792	380,820
4.000%, 10/01/40	288,551	303,706
4.000%, 11/01/40	7,473,234	7,869,809
4.000%, 12/01/40	73,502	77,472
4.000%, 01/01/41	44,797	47,152
4.000%, 02/01/41	24,170	25,442
4.000%, 08/01/41	42,439	44,637
4.000%, 09/01/41	3,383,288	3,562,587
4.000%, 11/01/41	170,578	179,446
4.000%, 12/01/41	43,765	46,073

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 01/01/42	402,446	423,758
4.000%, 02/01/42	33,472	35,248
4.000%, 04/01/42	1,682,900	1,772,500
4.000%, 05/01/42	34,860	36,709
4.000%, 07/01/42	21,754	22,847
4.000%, 09/01/42	47,655	50,137
4.000%, 10/01/42	891,985	938,877
4.000%, 11/01/42	275,118	289,763
4.000%, 04/01/43	313,582	330,461
4.000%, 06/01/43	461,743	485,972
4.000%, 08/01/43	549,889	577,838
4.000%, 09/01/43	2,557,507	2,690,100
4.000%, 02/01/44	158,651	166,472
4.000%, 04/01/44	236,636	248,300
4.000%, 02/01/45	266,029	279,123
4.000%, 06/01/45	674,046	709,932
4.000%, 12/01/45	1,615,481	1,694,903
4.000%, 02/01/46	682,100	718,541
4.000%, 03/01/46	335,244	351,791
4.000%, 05/01/46	76,958	80,756
4.000%, 02/01/47	799,602	843,200
4.500%, 12/01/40	2,545,030	2,740,526
4.500%, 07/01/41	380,727	410,506
4.500%, 08/01/41	224,804	242,404
4.500%, 11/01/41	5,176,593	5,584,080
4.500%, 09/01/42	1,576,182	1,698,816
4.500%, 12/01/43	365,372	391,897
4.500%, 10/01/44	2,632,207	2,834,291
4.500%, 02/01/45	965,052	1,038,035
5.000%, 11/01/33	7,351,354	8,164,991
5.000%, 02/01/35	6,483,755	7,203,643
5.000%, 06/01/39	3,097,480	3,392,703
5.000%, 04/01/41	28,080	30,676
5.000%, 06/01/41	62,507	68,416
5.000%, 08/01/41	143,972	157,384
5.500%, 03/01/41	489,374	547,747
6.000%, 01/01/34	114,096	130,067
6.000%, 08/01/34	194,577	221,964
6.000%, 10/01/34	185,495	214,909
6.000%, 11/01/34	158,366	180,012
6.000%, 01/01/35	210,909	239,561
6.000%, 04/01/35	292,336	333,366
6.000%, 06/01/36	461,715	525,291
6.000%, 05/01/37	667,076	753,571
6.000%, 09/01/37	47,733	55,004
6.000%, 10/01/37	552,713	640,264
6.000%, 01/01/38	539,566	625,861
6.000%, 03/01/38	189,525	219,709
6.000%, 07/01/38	100,209	115,578
6.000%, 01/01/40	503,063	584,320
6.000%, 05/01/40	718,019	833,343
6.000%, 07/01/41	710,811	807,782
6.000%, 01/01/42	63,076	72,810
6.500%, 07/01/32	131,716	152,677
6.500%, 12/01/32	38,832	44,301

BHFTI-340

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 07/01/35	45,817	$53,390
6.500%, 12/01/35	408,179	467,360
6.500%, 08/01/36	689,847	795,087
Fannie Mae ARM Pool 2.569%, 06/01/42 (a)	118,410	122,091
2.699%, 02/01/42 (a)	668,198	693,585
2.928%, 11/01/40 (a)	50,587	53,246
3.020%, 10/01/41 (a)	40,064	42,245
3.025%, 09/01/41 (a)	67,069	70,557
3.243%, 07/01/41 (a)	102,510	107,251
3.384%, 10/01/41 (a)	63,424	66,771
3.552%, 07/01/41 (a)	143,136	150,654
Fannie Mae Pool 6.371%, 02/01/39	479,315	520,575
6.500%, 08/01/39	2,248,659	2,612,757
Fannie Mae REMICS (CMO) 1.902%, 03/25/36 (a)	503,568	515,621
1.912%, 06/25/36 (a)	794,237	812,995
3.000%, 05/25/46	6,434,309	6,546,457
3.500%, 03/25/34 (b)	876,580	113,090
4.250%, 03/25/42	1,991,049	2,075,696
4.500%, 09/25/25	3,090,000	3,342,867
4.750%, 01/25/41	449,668	492,681
5.000%, 12/25/23	269,106	284,773
5.000%, 12/25/34	418,644	458,751
5.000%, 03/25/35	333,376	365,340
5.000%, 08/25/39	540,315	592,246
5.000%, 02/25/41	247,017	257,245
5.000%, 05/15/41	787,991	934,494
5.218%, 06/25/45 (a) (b)	3,037,676	510,565
5.500%, 05/25/34	170,329	172,235
5.500%, 07/25/34	216,171	226,921
5.500%, 06/25/35	237,629	252,002
5.500%, 08/25/35	1,410,042	1,551,548
5.568%, 06/25/41 (a) (b)	793,312	123,582
5.568%, 11/25/41 (a) (b)	1,111,245	187,991
5.618%, 08/25/39 (a) (b)	599,295	93,840
5.628%, 04/25/41 (a) (b)	851,727	130,671
6.000%, 06/25/45 (b)	963,131	214,788
Freddie Mac 15 Yr. Gold Pool 2.500%, 07/01/31	431,502	432,281
3.000%, 02/01/31	3,227,004	3,312,751
3.000%, 04/01/31	3,582,077	3,679,423
3.000%, 05/01/31	2,053,051	2,109,965
3.000%, 06/01/31	2,311,685	2,375,861
4.000%, 06/01/24	369,261	388,891
4.000%, 07/01/24	289,912	305,282
4.000%, 09/01/25	249,814	263,069
6.000%, 01/01/24	338,927	366,989
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,585,100	1,654,171
3.500%, 06/01/32	4,333,792	4,517,302
3.500%, 02/01/34	6,044,670	6,300,281
4.000%, 06/01/33	1,908,793	2,028,007

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	228,655	228,282
3.000%, 01/01/43	256,780	256,029
3.000%, 02/01/43	1,301,021	1,297,520
3.000%, 03/01/43	13,085,310	13,046,834
3.000%, 06/01/43	4,147,316	4,126,550
3.500%, 04/01/40	501,518	515,245
3.500%, 05/01/40	547,987	562,989
3.500%, 06/01/40	909,098	933,980
3.500%, 07/01/40	222,724	228,803
3.500%, 08/01/40	398,324	409,199
3.500%, 09/01/40	350,539	360,100
3.500%, 10/01/40	253,045	259,431
3.500%, 11/01/40	315,764	324,369
3.500%, 12/01/40	369,645	379,718
3.500%, 04/01/42	868,806	895,425
3.500%, 07/01/42	164,703	169,192
3.500%, 08/01/42	63,608	65,343
3.500%, 09/01/42	61,917	63,614
3.500%, 10/01/42	2,134,131	2,192,246
3.500%, 01/01/43	986,141	1,013,253
3.500%, 02/01/43	423,527	434,764
3.500%, 04/01/43	7,736,813	7,951,662
3.500%, 05/01/43	651,493	669,250
3.500%, 11/01/44	635,623	650,507
3.500%, 04/01/46	2,696,167	2,771,555
3.500%, 05/01/46	1,892,915	1,944,673
3.500%, 07/01/46	2,607,353	2,672,376
3.500%, 08/01/46	431,695	442,484
4.000%, 11/01/41	19,732	20,801
4.000%, 09/01/42	153,482	162,573
4.000%, 10/01/42	145,762	153,790
4.000%, 11/01/42	614,908	651,162
4.000%, 12/01/42	249,385	263,698
4.000%, 01/01/43	68,416	72,340
4.000%, 02/01/43	315,621	333,117
4.000%, 03/01/43	137,155	145,019
4.000%, 04/01/43	53,236	56,289
4.000%, 05/01/43	718,263	760,642
4.000%, 06/01/43	52,353	55,354
4.000%, 07/01/43	536,611	566,592
4.000%, 08/01/43	423,982	447,226
4.000%, 09/01/43	710,437	749,587
4.000%, 10/01/43	655,161	691,321
4.000%, 11/01/43	37,791	39,843
4.000%, 01/01/44	791,991	835,888
4.000%, 02/01/44	107,109	112,683
4.000%, 03/01/44	70,692	74,984
4.000%, 04/01/44	85,213	90,394
4.000%, 12/01/44	18,041	18,938
4.000%, 01/01/45	743,784	780,769
4.000%, 12/01/45	786,609	827,497
4.500%, 05/01/39	153,870	165,991
4.500%, 07/01/40	3,010,789	3,235,429
4.500%, 09/01/40	1,305,495	1,409,219
4.500%, 02/01/41	112,554	121,514

BHFTI-341

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 08/01/41	1,094,955	$1,180,900
4.500%, 09/01/41	127,054	137,645
4.500%, 10/01/41	274,185	297,474
4.500%, 02/01/44	70,828	75,946
5.000%, 01/01/35	257,946	283,986
5.000%, 05/01/35	143,244	156,533
5.000%, 07/01/35	1,782,639	1,957,639
5.000%, 11/01/35	1,541,707	1,709,229
5.000%, 06/01/41	2,612,677	2,903,019
5.000%, 07/01/41	596,323	653,824
5.500%, 03/01/34	1,937,929	2,178,958
5.500%, 07/01/35	1,336,818	1,503,285
Freddie Mac ARM Non-Gold Pool 3.027%, 10/01/41 (a)	702,976	726,921
3.067%, 09/01/41 (a)	704,499	740,174
3.129%, 10/01/42 (a)	413,789	429,369
3.204%, 09/01/41 (a)	83,892	88,279
3.220%, 04/01/41 (a)	64,423	67,308
3.282%, 06/01/41 (a)	89,088	93,632
3.393%, 12/01/40 (a)	2,265,486	2,380,246
3.393%, 05/01/41 (a)	68,368	70,900
3.610%, 05/01/41 (a)	96,763	100,088
3.640%, 06/01/41 (a)	96,993	102,004
Freddie Mac Multifamily Aggregation Risk Transfer Trust 1.090%, 02/25/20 (a)	11,611,000	11,629,089
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.883%, 05/25/19	4,452,000	4,460,128
2.086%, 03/25/19	4,570,000	4,596,894
2.220%, 12/25/18	9,138,000	9,211,949
2.313%, 03/25/20	1,469,000	1,483,403
2.566%, 09/25/20 (a)	697,000	710,908
2.637%, 01/25/23	1,931,000	1,953,064
2.669%, 02/25/23	4,075,850	4,135,289
2.776%, 03/25/23	5,249,845	5,349,789
2.991%, 09/25/21	1,224,000	1,260,090
3.016%, 02/25/23	7,001,926	7,176,923
3.090%, 08/25/22 (a)	29,800,000	30,835,756
3.320%, 02/25/23 (a)	932,000	975,324
3.458%, 08/25/23 (a)	5,000,000	5,255,083
3.974%, 01/25/21 (a)	17,750,000	18,868,690
4.084%, 11/25/20 (a)	980,000	1,048,789
Freddie Mac REMICS (CMO) 1.312%, 03/15/34 (a)	486,214	485,934
1.812%, 02/15/33 (a)	307,709	313,956
3.500%, 02/15/26	2,500,000	2,625,559
3.500%, 11/15/31	2,862,749	2,991,674
3.500%, 01/15/32 (b)	1,863,646	185,006
4.000%, 01/15/41	9,805,802	10,433,587
4.250%, 03/15/40	4,664,669	4,922,320
4.500%, 12/15/26	1,821,643	1,942,192
4.500%, 09/15/27	1,129,429	1,176,481
4.500%, 02/15/41	44,364	47,565
5.000%, 10/15/34	500,346	549,542

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
5.000%, 12/15/37	165,902	179,342
5.000%, 03/15/41	500,000	569,095
5.000%, 04/15/41	702,313	807,344
5.500%, 05/15/34	2,561,561	2,833,695
5.500%, 11/15/36	811,264	898,289
5.500%, 06/15/41	4,220,000	4,672,923
Ginnie Mae I 30 Yr. Pool 3.000%, 05/15/42	651,915	660,048
3.000%, 04/15/43	255,348	258,129
3.000%, 05/15/43	299,210	302,094
3.000%, 03/15/45	130,887	132,148
3.500%, 11/15/41	344,212	359,563
3.500%, 02/15/42	335,351	350,847
3.500%, 03/15/42	336,098	349,712
3.500%, 05/15/42	1,171,669	1,219,365
3.500%, 06/15/42	802,013	831,892
4.000%, 09/15/40	1,998,197	2,137,387
4.000%, 10/15/40	175,178	185,225
4.000%, 03/15/41	859,313	919,140
4.000%, 06/15/41	38,965	41,166
4.000%, 09/15/41	197,059	209,565
4.000%, 10/15/41	1,032,620	1,100,857
4.000%, 11/15/41	315,028	335,095
4.000%, 12/15/41	901,596	960,544
4.000%, 01/15/42	55,192	58,821
4.000%, 02/15/42	55,538	59,044
4.000%, 03/15/42	254,307	270,525
4.000%, 11/15/42	55,707	59,267
4.000%, 01/15/43	61,289	65,208
4.500%, 08/15/39	2,581,495	2,770,935
4.500%, 06/15/40	876,692	937,878
4.500%, 07/15/40	176,175	189,194
4.500%, 03/15/41	926,611	992,440
4.500%, 04/15/41	83,917	89,800
5.000%, 03/15/39	97,621	108,583
5.000%, 07/15/39	207,596	228,400
5.000%, 08/15/39	189,422	210,745
5.000%, 09/15/39	129,180	143,741
5.000%, 04/15/40	61,722	68,088
5.000%, 08/15/40	221,403	246,282
5.000%, 04/15/41	141,499	157,256
5.000%, 09/15/41	120,404	132,837
5.500%, 10/15/39	27,450	30,639
6.000%, 06/15/36	1,110,233	1,284,284
Ginnie Mae II 30 Yr. Pool 3.000%, 09/20/46	149,379	150,864
3.000%, 12/20/46	994,988	1,004,884
3.000%, 01/20/47	16,052,328	16,211,982
3.500%, 12/20/42	602,157	627,044
3.500%, 04/20/46	95,996	99,874
3.500%, 05/20/46	4,013,504	4,175,437
3.500%, 06/20/46	7,618,676	7,922,917
4.000%, 09/20/39	212,616	226,360
4.000%, 10/20/40	30,416	32,417
4.000%, 11/20/40	2,136,614	2,287,001

BHFTI-342

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/41	2,665,348	$2,831,813
4.000%, 11/20/41	992,582	1,054,314
4.000%, 04/20/42	1,311,569	1,392,000
4.000%, TBA (c)	8,690,000	9,178,134
4.500%, 02/20/40	233,051	251,604
4.500%, 09/20/40	24,899	26,891
Ginnie Mae II Pool 4.304%, 08/20/61 (a)	882,109	902,379
4.516%, 12/20/61 (a)	8,216,739	8,491,991
4.645%, 02/20/62 (a)	721,780	747,377
4.678%, 02/20/62 (a)	938,683	972,456
4.686%, 01/20/62 (a)	3,024,908	3,130,382
5.470%, 08/20/59 (a)	62,804	63,363
Government National Mortgage Association (CMO) 0.987%, 05/20/66 (a)	7,469,240	7,496,798
1.080%, 08/20/60 (a)	211,259	209,079
1.080%, 09/20/60 (a)	245,586	243,020
1.111%, 07/20/60 (a)	261,639	259,096
1.160%, 08/20/66 (a)	7,100,256	7,101,256
1.270%, 02/20/61 (a)	317,058	315,915
1.280%, 12/20/60 (a)	589,854	587,774
1.280%, 02/20/61 (a)	94,366	94,057
1.280%, 04/20/61 (a)	208,550	207,822
1.280%, 05/20/61 (a)	411,176	409,616
1.310%, 06/20/61 (a)	281,027	280,322
1.380%, 10/20/61 (a)	971,237	970,736
1.410%, 01/20/62 (a)	978,374	978,783
1.410%, 03/20/62 (a)	607,988	608,490
1.430%, 05/20/61 (a)	1,330,896	1,333,991
1.430%, 11/20/65 (a)	1,945,587	1,951,905
1.458%, 01/20/38 (a)	53,609	53,803
1.458%, 12/16/39 (a)	207,156	208,238
1.478%, 07/20/37 (a)	221,445	222,421
1.480%, 11/20/61 (a)	899,550	901,919
1.480%, 01/20/62 (a)	615,917	617,534
1.528%, 11/16/39 (a)	292,868	295,133
1.650%, 01/20/63	1,553,634	1,547,989
1.750%, 03/20/63	7,158,569	7,132,530
2.500%, 06/20/63	36,716,534	37,037,778
2.500%, 05/20/65	5,479,118	5,530,972
2.500%, 06/20/65	1,537,054	1,550,924
2.750%, 05/20/64	1,685,739	1,700,806
3.500%, 11/20/36 (b)	246,313	19,641
3.500%, 09/20/63	3,331,375	3,425,917
4.500%, 05/16/40	80,000	86,877
4.500%, 05/20/40 (b)	41,183	3,990
4.500%, 12/20/40	1,772,038	1,904,825
5.000%, 12/20/39	3,886,807	4,442,578
5.000%, 03/20/40	3,190,000	3,516,973
5.010%, 09/20/60 (a)	2,883,803	3,001,496
5.122%, 07/20/41 (a) (b)	302,042	49,313
5.150%, 08/20/60	2,530,199	2,638,862
5.298%, 07/20/60 (a)	3,394,538	3,527,869
7.362%, 04/20/39 (a)	1,775,265	1,868,675

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
7.496%, 08/20/39 (a)	3,677,187	3,982,346

		676,111,236

Federal Agencies—3.3%
Federal Home Loan Mortgage Corp. 6.250%, 07/15/32	7,568,000	10,539,651
6.750%, 03/15/31	481,000	688,344
Federal National Mortgage Association 1.375%, 02/26/21 (d)	6,091,000	5,983,762
1.500%, 11/30/20	2,000	1,983
2.625%, 09/06/24	7,000,000	7,106,932
6.625%, 11/15/30	1,430,000	2,016,825
Tennessee Valley Authority 5.250%, 09/15/39	557,000	702,861
5.500%, 06/15/38	6,117,000	7,885,131
5.880%, 04/01/36	2,127,000	2,836,412

		37,761,901

U.S. Treasury—27.7%
U.S. Treasury Bonds 2.500%, 02/15/46	5,001,000	4,482,146
2.875%, 08/15/45	23,188,000	22,487,838
2.875%, 11/15/46	9,023,000	8,754,773
3.000%, 11/15/44	9,140,000	9,098,230
3.000%, 11/15/45	9,700,000	9,640,132
3.000%, 02/15/47	5,400,000	5,380,803
3.625%, 02/15/44 (e)	49,159,000	54,773,892
4.375%, 05/15/40	7,000,000	8,691,214
4.375%, 05/15/41	8,966,000	11,162,320
4.750%, 02/15/37	9,468,000	12,362,027
5.000%, 05/15/37	6,500,000	8,741,993
5.250%, 02/15/29	22,705,000	29,109,399
6.125%, 08/15/29	5,339,000	7,394,515
U.S. Treasury Inflation Indexed Bonds 1.000%, 02/15/46 (f)	6,258,807	6,353,934
U.S. Treasury Notes 1.125%, 09/30/21	1,215,000	1,175,465
1.500%, 08/15/26	4,153,000	3,842,821
2.000%, 12/31/21	16,612,000	16,675,591
2.000%, 07/31/22	5,828,000	5,826,409
2.000%, 02/15/25	15,271,000	14,933,969
2.000%, 08/15/25	3,768,000	3,669,090
2.000%, 11/15/26	15,664,000	15,131,675
2.125%, 03/31/24	41,742,000	41,495,806
2.125%, 05/15/25	7,717,000	7,600,643
2.250%, 02/15/27	9,500,000	9,378,656

		318,163,341

Total U.S. Treasury & Government Agencies (Cost $1,041,362,183)		1,032,036,478

BHFTI-343

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Foreign Government—5.0%

Security Description	Principal Amount*	Value

Sovereign—5.0%
Hashemite Kingdom of Jordan Government AID Bonds 2.503%, 10/30/20	13,375,000	$13,700,547
3.000%, 06/30/25	5,389,000	5,529,766
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	16,439,102
5.500%, 12/04/23	8,920,000	10,600,519
5.500%, 04/26/24	1,900,000	2,261,458
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,164,181

Total Foreign Government (Cost $59,719,263)		57,695,573

Mortgage-Backed Securities—2.4%

Collateralized Mortgage Obligations—1.0%
CSMC 1.635%, 10/26/37 (144A) (a)	1,391,570	1,384,212
National Credit Union Administration Guaranteed Notes Trust 1.148%, 11/06/17 (a)	1,155,998	1,156,189
1.234%, 03/06/20 (a)	79,414	79,430
1.304%, 01/08/20 (a)	6,143,479	6,152,903
Nomura Resecuritization Trust 3.277%, 03/26/37 (144A) (a)	1,118,215	1,117,383
RBSSP Resecuritization Trust 3.155%, 07/26/45 (144A) (a)	1,169,335	1,173,121
Thornburg Mortgage Securities Trust 1.622%, 09/25/43 (a)	396,197	380,821

		11,444,059

Commercial Mortgage-Backed Securities—1.4%
CDGJ Commercial Mortgage Trust 2.312%, 12/15/27 (144A) (a)	7,829,381	7,844,110
GS Mortgage Securities Trust 2.045%, 03/10/50	4,270,000	4,274,508
SCG Trust 2.562%, 11/15/26 (144A) (a)	3,750,000	3,742,912

		15,861,530

Total Mortgage-Backed Securities (Cost $27,326,017)		27,305,589

Asset-Backed Securities – 2.2%

Asset-Backed - Automobile—0.1%
American Credit Acceptance Receivables Trust 1.950%, 09/12/19 (144A)	835,805	835,851

Asset-Backed - Other—0.1%
Nationstar HECM Loan Trust 2.981%, 02/25/26 (144A)	1,194,845	1,194,845

Asset-Backed - Student Loan—2.0%
Access Group, Inc. 1.230%, 11/22/24 (a)	1,357,177	1,354,545

Asset-Backed - Student Loan—(Continued)
Navient Student Loan Trust 1.170%, 07/26/66 (144A) (a)	10,000,000	10,003,424
1.402%, 08/27/29 (a)	4,391,000	4,397,340
SLM Student Loan Trust 1.118%, 01/25/24 (a)	4,225,157	4,221,508
1.208%, 07/25/23 (a)	3,412,563	3,410,526

		23,387,343

Total Asset-Backed Securities (Cost $25,413,092)		25,418,039

Corporate Bonds & Notes—1.3%

Diversified Financial Services—0.5%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,559,512

Sovereign—0.8%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	9,098,621

Total Corporate Bonds & Notes (Cost $16,500,712)		15,658,133

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $3,033,254 on 04/03/17, collateralized by $3,115,000 U.S. Treasury Note at 1.375% due 10/31/20 with a value of $3,094,668.	3,033,232	3,033,232

Total Short-Term Investments (Cost $3,033,232)		3,033,232

Securities Lending Reinvestments (g)—0.1%

Repurchase Agreements—0.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $270,042 on 04/03/17, collateralized by $388,392 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $275,426.	270,025	270,025
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $300,022 on 04/03/17, collateralized by $307,046 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $306,000.	300,000	300,000

BHFTI-344

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $300,024 on 04/03/17, collateralized by $303,534 Foreign Obligations at 1.875, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $306,004.	300,000	$300,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $300,021 on 04/03/17, collateralized by $298,123 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $306,185.	300,000	300,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $300,025 on 04/03/17, collateralized by $351,195 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $306,025.	300,000	300,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $300,023 on 04/03/17, collateralized by $898,042 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $306,000.	300,000	300,000

		1,770,025

Total Securities Lending Reinvestments (Cost $1,770,025)		1,770,025

Total Investments— 101.0% (Cost $1,175,124,524) (h)		1,162,917,069
Other assets and liabilities (net) —(1.0)%		(11,943,464)

Net Assets—100.0%		$1,150,973,605

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $1,719,190 and the collateral received consisted of cash in the amount of $1,770,025. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2017, the market value of securities pledged was $660,732.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(h)	As of March 31, 2017, the aggregate cost of investments was $1,175,124,524. The aggregate unrealized appreciation and depreciation of investments were $12,721,884 and $(24,929,339), respectively, resulting in net unrealized depreciation of $(12,207,455).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $27,295,858, which is 2.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Long Bond Futures	06/21/17	2	USD	298,729	$2,959
U.S. Treasury Note 10 Year Futures	06/21/17	434	USD	53,755,052	305,073
U.S. Treasury Note 2 Year Futures	06/30/17	30	USD	6,481,464	12,129

Net Unrealized Appreciation					$320,161

(USD)—	United States Dollar

BHFTI-345

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,032,036,478	$—	$1,032,036,478
Total Foreign Government*	—	57,695,573	—	57,695,573
Total Mortgage-Backed Securities*	—	27,305,589	—	27,305,589
Total Asset-Backed Securities*	—	25,418,039	—	25,418,039
Total Corporate Bonds & Notes*	—	15,658,133	—	15,658,133
Total Short-Term Investment*	—	3,033,232	—	3,033,232
Total Securities Lending Reinvestments*	—	1,770,025	—	1,770,025
Total Investments	$—	$1,162,917,069	$—	$1,162,917,069

Collateral for Securities Loaned (Liability)	$—	$(1,770,025)	$—	$(1,770,025)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$320,161	$—	$—	$320,161

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-346

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—85.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—85.0%
Fidelity Blue Chip Growth Fund (a)	433,097	$32,620,865
Fidelity Blue Chip Value Fund (a)	190,141	3,462,466
Fidelity Conservative Income Bond Fund (a)	3,360,291	33,737,321
Fidelity Contrafund (a)	49,112	5,288,393
Fidelity Corporate Bond Fund (a)	2,490,532	28,267,541
Fidelity Diversified International Fund (a)	223,687	8,041,562
Fidelity Equity Dividend Income Fund (a)	987,424	27,173,918
Fidelity Floating Rate High Income Fund (a)	2,466,966	23,806,219
Fidelity Inflation Protected Bond Index Fund (a)	852,886	8,358,285
Fidelity International Small Cap Fund (a)	740,914	18,774,760
Fidelity International Small Cap Opportunities Fund (a)	328,075	5,170,467
Fidelity Japan Smaller Companies Fund (a)	476,018	7,483,001
Fidelity Large Cap Stock Fund (a)	899,117	27,539,961
Fidelity OTC Portfolio (a)	232,398	21,882,586
Fidelity Overseas Fund (a)	1,527,164	65,606,971
Fidelity Real Estate Investment Portfolio (a)	48,116	1,994,420
Fidelity Stock Selector Large Cap Value Fund (a)	664,423	12,770,207
Fidelity Total Bond Fund (a)	11,079,251	117,329,268
Fidelity Value Discovery Fund (a)	885,010	23,886,429
iShares 20+ Year Treasury Bond ETF (b)	69,495	8,388,741
iShares Core MSCI Europe ETF (b)	43,700	1,921,489
iShares iBoxx $ Investment Grade Corporate Bond ETF	392,329	46,259,512
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	74,484	8,468,831
iShares PHLX Semiconductor ETF (b)	87,382	11,961,722
iShares TIPS Bond ETF	85,024	9,748,002
iShares U.S. Financial Services ETF	165,565	18,063,141
iShares U.S. Medical Devices ETF (b)	84,560	12,804,075
iShares U.S. Technology ETF (b)	101,780	13,757,603
PowerShares DB Commodity Index Tracking ETF (b) (c)	447,611	6,808,163
SPDR S&P Biotech ETF (b)	180,461	12,513,166
VanEck Vectors Fallen Angel High Yield Bond ETF (b)	152,819	4,517,330
VanEck Vectors Oil Services ETF (b)	109,355	3,369,228
Vanguard Consumer Discretionary ETF (b)	84,531	11,705,008
Vanguard Consumer Staples ETF (b)	27,444	3,859,724
Vanguard FTSE Developed Markets ETF	285,875	11,234,887
Vanguard Industrials ETF (b)	119,383	14,771,259
Vanguard Materials ETF (b)	29,071	3,457,705
Vanguard Value ETF	216,557	20,653,041
WisdomTree Europe Hedged Equity Fund	143,159	8,991,817
WisdomTree Japan Hedged Equity Fund	174,299	8,823,015

Total Mutual Funds (Cost $682,736,577)		715,272,099

Short-Term Investment—13.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—13.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $114,859,142 on 04/03/17, collateralized by $117,475,000 U.S. Treasury Note at 1.375% due 05/31/20 with a value of $117,157,230.	114,858,281	114,858,281

Total Short-Term Investments (Cost $114,858,281)		114,858,281

Securities Lending Reinvestments (d)—9.9%

Certificates of Deposit—2.9%
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (e)	2,000,000	2,000,966
Cooperative Rabobank UA New York 1.422%, 10/13/17 (e)	500,000	500,681
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (e)	1,000,000	1,000,113
Credit Suisse AG New York 1.581%, 04/11/17 (e)	2,000,000	2,000,164
DNB NOR Bank ASA 1.279%, 07/28/17 (e)	900,000	900,398
HSBC Bank New York 1.144%, 08/01/17 (e)	1,500,000	1,500,841
ING Bank NV 1.461%, 04/18/17 (e)	1,000,000	1,000,426
KBC Bank NV 1.150%, 04/18/17	1,000,000	1,000,090
1.170%, 04/06/17	500,000	500,005
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (e)	1,000,000	1,000,122
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	2,000,000	2,000,594
1.591%, 04/11/17 (e)	2,000,000	2,000,152
1.643%, 04/18/17 (e)	500,000	500,073
Natixis New York 1.444%, 04/07/17 (e)	1,000,000	1,000,055
Rabobank London 1.422%, 10/13/17 (e)	1,000,000	1,002,445
Royal Bank of Canada New York 1.422%, 10/13/17 (e)	1,000,000	1,001,789
Sumitomo Mitsui Banking Corp. New York 1.534%, 04/07/17 (e)	1,000,000	1,000,058
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (e)	500,000	500,340
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (e)	1,000,000	1,000,126
Svenska Handelsbanken New York 1.508%, 05/18/17 (e)	1,000,000	1,000,517
UBS, Stamford 1.301%, 05/12/17 (e)	1,000,000	1,000,246
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (e)	900,000	901,471
1.452%, 04/26/17 (e)	500,000	500,133

		24,811,805

BHFTI-347

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.4%
Barton Capital S.A. 1.110%, 04/21/17	2,991,490	$2,997,999
Den Norske ASA 1.432%, 04/27/17 (e)	900,000	900,194
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,495,800	1,499,027
Ridgefield Funding Co. LLC 1.300%, 06/12/17	3,979,922	3,990,556
Versailles Commercial Paper LLC 1.120%, 04/24/17	1,495,800	1,499,080
1.120%, 04/25/17	997,200	999,361

		11,886,217

Repurchase Agreements—4.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $2,990,239 on 04/03/17, collateralized by $4,300,751 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $3,049,850.	2,990,047	2,990,047
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $3,600,264 on 04/03/17, collateralized by $3,684,554 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $3,672,001.	3,600,000	3,600,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $2,012,897 on 07/03/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $200,016 on 04/03/17, collateralized by $202,356 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $204,003.	200,000	200,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $2,765,840 on 06/02/17, collateralized by various Common Stock with a value of $3,025,000.	2,750,000	2,750,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $5,000,342 on 04/03/17, collateralized by $4,968,721 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $5,103,080.	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $807,833 on 07/03/17, collateralized by various Common Stock with a value of $880,000.	800,000	800,000
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $10,000,817 on 04/03/17, collateralized by $11,706,514 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $10,200,833.	10,000,000	10,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $4,500,349 on 04/03/17, collateralized by $13,470,635 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $4,590,000.	4,500,000	4,500,000

		33,840,047

Time Deposits—1.6%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.180%, 04/24/17	3,250,000	3,250,000
1.200%, 04/10/17	1,000,000	1,000,000
Royal Bank of Canada 0.810%, 04/03/17	2,000,000	2,000,000
Shinkin Central Bank 1.440%, 04/26/17	800,000	800,000
Skandanaviska Enskilda Banken 0.850%, 04/03/17	2,000,000	2,000,000
Svenska 0.800%, 04/03/17	2,000,000	2,000,000

		13,050,000

Total Securities Lending Reinvestments (Cost $83,575,814)		83,588,069

Total Investments—108.5% (Cost $881,170,672) (f)		913,718,449
Other assets and liabilities (net)—(8.5)%		(71,715,288)

Net Assets—100.0%		$842,003,161

BHFTI-348

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $81,860,962 and the collateral received consisted of cash in the amount of $83,550,260. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	As of March 31, 2017, the aggregate cost of investments was $881,170,672. The aggregate unrealized appreciation and depreciation of investments were $35,412,142 and $(2,864,365), respectively, resulting in net unrealized appreciation of $32,547,777.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/16/17	350	USD	30,661,735	$523,266
MSCI Emerging Markets Index Mini Futures	06/16/17	261	USD	12,278,057	268,213
S&P 500 Index E-Mini Futures	06/16/17	619	USD	73,308,142	(290,902)
U.S. Treasury Long Bond Futures	06/21/17	551	USD	82,328,289	786,617
U.S. Treasury Note 10 Year Futures	06/21/17	1,357	USD	167,809,208	1,222,104

Net Unrealized Appreciation					$2,509,298

(USD)—	United States Dollar

BHFTI-349

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$715,272,099	$—	$—	$715,272,099
Total Short-Term Investment*	—	114,858,281	—	114,858,281
Total Securities Lending Reinvestments*	—	83,588,069	—	83,588,069
Total Investments	$715,272,099	$198,446,350	$—	$913,718,449

Collateral for Securities Loaned (Liability)	$—	$(83,550,260)	$—	$(83,550,260)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,800,200	$—	$—	$2,800,200
Futures Contracts (Unrealized Depreciation)	(290,902)	—	—	(290,902)
Total Futures Contracts	$2,509,298	$—	$—	$2,509,298

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-350

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—29.7% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.8%
Lockheed Martin Corp. 4.700%, 05/15/46	2,970,000	$3,216,967
Rockwell Collins, Inc. 3.500%, 03/15/27	4,850,000	4,851,402
United Technologies Corp. 1.950%, 11/01/21	1,565,000	1,534,129

		9,602,498

Agriculture—0.7%
Altria Group, Inc. 3.875%, 09/16/46	1,060,000	982,613
4.750%, 05/05/21	660,000	714,959
Philip Morris International, Inc. 1.375%, 02/25/19	765,000	758,920
1.625%, 02/21/19	3,420,000	3,407,873
2.625%, 03/06/23	1,306,000	1,280,402
Reynolds American, Inc. 4.000%, 06/12/22	1,070,000	1,123,038

		8,267,805

Auto Manufacturers—0.2%
General Motors Financial Co., Inc. 3.150%, 01/15/20	595,000	605,190
3.200%, 07/06/21	1,290,000	1,294,894

		1,900,084

Banks—9.4%
Bank of America Corp. 3.300%, 01/11/23	1,410,000	1,418,750
3.875%, 08/01/25	3,785,000	3,852,097
4.443%, 01/20/48 (a) (b)	2,010,000	2,022,993
5.625%, 07/01/20	1,045,000	1,146,095
Bank of New York Mellon Corp. (The) 2.600%, 02/07/22	1,000,000	1,000,449
4.625%, 09/20/26 (a)	1,610,000	1,545,600
Bank of Nova Scotia (The) 2.450%, 03/22/21	2,305,000	2,304,267
Barclays Bank plc 5.140%, 10/14/20	940,000	1,005,625
10.179%, 06/12/21 (144A) (b)	625,000	783,775
BB&T Corp. 1.701%, 06/15/20 (a)	4,615,000	4,620,856
2.450%, 01/15/20	1,500,000	1,515,312
BPCE S.A. 2.500%, 12/10/18	1,580,000	1,590,681
Branch Banking & Trust Co. 1.350%, 10/01/17	3,150,000	3,150,079
Capital One Financial Corp. 3.200%, 02/05/25	970,000	939,242
Capital One N.A. 1.885%, 09/13/19 (a)	1,225,000	1,232,880
2.350%, 01/31/20	3,670,000	3,670,763
2.950%, 07/23/21	860,000	866,863
Citigroup, Inc. 2.700%, 03/30/21 (b)	975,000	976,162
2.900%, 12/08/21	3,075,000	3,086,728

Banks—(Continued)
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	736,877
Credit Suisse Group AG 3.574%, 01/09/23 (144A)	1,410,000	1,407,771
Danske Bank A/S 2.800%, 03/10/21 (144A)	3,275,000	3,299,815
Discover Bank 3.200%, 08/09/21	1,000,000	1,012,698
Fifth Third Bank 1.743%, 09/27/19 (a)	1,540,000	1,540,371
3.850%, 03/15/26	1,435,000	1,446,460
First Republic Bank 2.375%, 06/17/19	880,000	878,831
4.625%, 02/13/47	1,945,000	1,942,954
Goldman Sachs Group, Inc. (The) 2.654%, 11/29/23 (a)	389,000	402,961
2.822%, 02/25/21 (a)	490,000	507,749
2.875%, 02/25/21	194,000	195,257
3.000%, 04/26/22	1,080,000	1,082,645
3.625%, 01/22/23 (b)	3,440,000	3,526,471
5.150%, 05/22/45	555,000	583,158
5.250%, 07/27/21	1,460,000	1,601,497
5.750%, 01/24/22	2,000,000	2,249,760
6.750%, 10/01/37	495,000	610,799
HSBC Holdings plc 4.000%, 03/30/22	1,770,000	1,853,769
4.875%, 01/14/22	1,555,000	1,684,546
ING Bank NV 2.750%, 03/22/21 (144A)	1,070,000	1,075,118
JPMorgan Chase & Co. 2.950%, 10/01/26	5,000,000	4,753,820
2.972%, 01/15/23	1,770,000	1,768,595
Lloyds Banking Group plc 3.000%, 01/11/22	520,000	517,028
3.100%, 07/06/21	1,120,000	1,129,201
M&T Bank Corp. 5.125%, 11/01/26 (a)	2,115,000	2,104,425
Morgan Stanley 2.500%, 04/21/21	510,000	507,246
2.625%, 11/17/21 (b)	4,260,000	4,231,927
3.750%, 02/25/23	1,140,000	1,177,283
3.875%, 01/27/26	1,602,000	1,623,307
5.500%, 01/26/20 (b)	755,000	819,146
PNC Bank N.A. 1.850%, 07/20/18	1,160,000	1,162,545
2.550%, 12/09/21	1,650,000	1,646,434
3.250%, 06/01/25	1,290,000	1,296,802
Regions Bank 2.250%, 09/14/18	545,000	546,679
Royal Bank of Scotland Group plc 3.875%, 09/12/23	2,415,000	2,380,127
Santander UK plc 1.904%, 08/24/18 (a)	1,500,000	1,507,572
Societe Generale S.A. 3.250%, 01/12/22 (144A)	3,655,000	3,606,630

BHFTI-351

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Standard Chartered plc 1.700%, 04/17/18 (144A)	1,585,000	$1,580,359
2.100%, 08/19/19 (144A)	1,585,000	1,571,976
SunTrust Banks, Inc. 2.700%, 01/27/22	1,690,000	1,683,434
U.S. Bank N.A. 1.363%, 01/24/20 (a)	3,210,000	3,212,173
UBS AG 1.853%, 03/26/18 (a)	961,000	964,864
UBS Group Funding Jersey, Ltd. 3.000%, 04/15/21 (144A)	3,230,000	3,235,601
Wells Fargo & Co. 4.750%, 12/07/46	2,330,000	2,380,372

		109,776,270

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	4,590,000	4,671,752
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	915,000	837,967
Molson Coors Brewing Co. 1.900%, 03/15/19 (144A)	1,850,000	1,849,003

		7,358,722

Biotechnology—0.4%
Amgen, Inc. 1.850%, 08/19/21	299,000	290,579
3.875%, 11/15/21	955,000	1,005,119
4.500%, 03/15/20	900,000	959,067
5.750%, 03/15/40	605,000	684,081
Gilead Sciences, Inc. 4.500%, 04/01/21	1,180,000	1,267,846

		4,206,692

Building Materials—0.1%
Johnson Controls International plc 3.750%, 12/01/21	660,000	685,237
4.500%, 02/15/47	430,000	436,433

		1,121,670

Chemicals—0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 2.450%, 05/01/20 (144A)	500,000	502,210
Mosaic Co. (The) 4.250%, 11/15/23 (b)	900,000	932,503

		1,434,713

Commercial Services—0.3%
Ecolab, Inc. 2.700%, 11/01/26	1,916,000	1,821,189
Moody’s Corp. 2.750%, 12/15/21	1,240,000	1,238,074

Commercial Services—(Continued)
S&P Global, Inc. 2.500%, 08/15/18	465,000	468,671

		3,527,934

Computers—0.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.450%, 06/15/23 (144A)	1,760,000	1,899,063
Hewlett Packard Enterprise Co. 3.600%, 10/15/20	1,235,000	1,270,048
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	1,945,136

		5,114,247

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22 (b)	1,490,000	1,501,360
American Express Credit Corp. 1.370%, 06/05/17 (a)	1,400,000	1,400,362
Capital One Bank USA N.A. 1.300%, 06/05/17	740,000	739,978
Discover Financial Services 4.100%, 02/09/27 (b)	2,430,000	2,430,819
HSBC Finance Corp. 6.676%, 01/15/21	1,220,000	1,379,098

		7,451,617

Electric—0.8%
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	448,802
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	576,837
Duke Energy Corp. 1.800%, 09/01/21	289,000	279,156
Duke Energy Florida LLC 6.400%, 06/15/38	1,925,000	2,552,517
Duke Energy Ohio, Inc. 3.700%, 06/15/46	660,000	617,350
Electricite de France S.A. 6.500%, 01/26/19 (144A)	180,000	193,840
Georgia Power Co. 1.950%, 12/01/18	960,000	961,694
4.300%, 03/15/42	297,000	285,492
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	695,053
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,168,519
Southern California Edison Co. 4.500%, 09/01/40	1,025,000	1,097,662
5.500%, 03/15/40	335,000	405,482

		9,282,404

BHFTI-352

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—0.2%
Amphenol Corp. 3.200%, 04/01/24	1,001,000	$1,002,364
Fortive Corp. 2.350%, 06/15/21 (144A)	870,000	859,344

		1,861,708

Environmental Control—0.0%
Republic Services, Inc. 5.250%, 11/15/21	415,000	462,341

Food—0.7%
Kraft Heinz Foods Co. 4.375%, 06/01/46 (b)	1,066,000	1,000,338
Kroger Co. (The) 2.600%, 02/01/21	1,404,000	1,403,335
5.000%, 04/15/42	260,000	272,337
Mondelez International Holdings Netherlands B.V. 1.625%, 10/28/19 (144A)	3,315,000	3,265,010
Smithfield Foods, Inc. 2.700%, 01/31/20 (144A)	1,855,000	1,853,701

		7,794,721

Forest Products & Paper—0.2%
International Paper Co. 4.400%, 08/15/47	950,000	896,800
4.800%, 06/15/44	270,000	268,844
5.150%, 05/15/46	1,560,000	1,626,972

		2,792,616

Gas—0.1%
Nisource Finance Corp. 4.800%, 02/15/44	230,000	241,773
6.125%, 03/01/22	830,000	950,695

		1,192,468

Healthcare-Products—0.7%
Abbott Laboratories 4.750%, 11/30/36	3,180,000	3,278,440
Becton Dickinson & Co. 3.734%, 12/15/24	924,000	951,141
Boston Scientific Corp. 2.650%, 10/01/18	940,000	949,275
Medtronic, Inc. 4.625%, 03/15/45	2,431,000	2,610,189

		7,789,045

Healthcare-Services—0.3%
Humana, Inc. 3.950%, 03/15/27	1,215,000	1,242,319
UnitedHealth Group, Inc. 1.700%, 02/15/19	2,435,000	2,435,173

		3,677,492

Housewares—0.5%
Newell Brands, Inc. 3.850%, 04/01/23	4,991,000	5,158,568

Insurance—1.4%
Aflac, Inc. 4.000%, 10/15/46	930,000	879,395
American International Group, Inc. 3.300%, 03/01/21	1,086,000	1,106,004
6.400%, 12/15/20	1,150,000	1,301,628
Arch Capital Finance LLC 5.031%, 12/15/46	1,280,000	1,369,045
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	425,000	446,424
Berkshire Hathaway, Inc. 2.750%, 03/15/23	1,010,000	1,010,251
Hartford Financial Services Group, Inc. (The) 6.625%, 03/30/40	945,000	1,202,233
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	120,000	130,327
Lincoln National Corp. 3.625%, 12/12/26 (b)	885,000	881,358
Manulife Financial Corp. 4.061%, 02/24/32 (a)	970,000	971,800
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	779,026
Prudential Financial, Inc. 5.100%, 08/15/43	3,760,000	4,176,100
5.800%, 11/16/41	1,105,000	1,332,766
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	415,000	409,811

		15,996,168

Machinery-Diversified—0.1%
Roper Technologies, Inc. 2.800%, 12/15/21	705,000	705,795

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.375%, 05/01/47 (144A)	615,000	617,806
6.484%, 10/23/45	1,975,000	2,273,888
Viacom, Inc. 4.850%, 12/15/34	690,000	667,548
6.250%, 02/28/57 (a)	345,000	347,760

		3,907,002

Mining—0.5%
Barrick North America Finance LLC 5.750%, 05/01/43	330,000	382,431
BHP Billiton Finance USA, Ltd. 3.850%, 09/30/23 (b)	580,000	615,925
5.000%, 09/30/43 (b)	585,000	655,109
Glencore Funding LLC 4.125%, 05/30/23 (144A) (b)	2,800,000	2,854,012

BHFTI-353

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Rio Tinto Finance USA plc 3.500%, 03/22/22	530,000	$551,933
Rio Tinto Finance USA, Ltd. 4.125%, 05/20/21	400,000	425,482

		5,484,892

Miscellaneous Manufacturing—0.5%
General Electric Co. 3.100%, 01/09/23	935,000	961,022
5.300%, 02/11/21	400,000	442,933
Hexcel Corp. 3.950%, 02/15/27	1,082,000	1,095,213
Parker-Hannifin Corp. 3.250%, 03/01/27 (144A)	705,000	700,594
Siemens Financieringsmaatschappij NV 2.700%, 03/16/22 (144A) (b)	3,090,000	3,092,695

		6,292,457

Multi-National—0.1%
FMS Wertmanagement AoeR 1.625%, 11/20/18	1,215,000	1,218,678

Oil & Gas—2.4%
Anadarko Petroleum Corp. 3.450%, 07/15/24 (b)	1,000,000	975,032
4.850%, 03/15/21 (b)	485,000	518,830
5.550%, 03/15/26 (b)	2,014,000	2,235,101
Continental Resources, Inc. 5.000%, 09/15/22 (b)	1,250,000	1,262,500
Devon Energy Corp. 3.250%, 05/15/22 (b)	3,265,000	3,234,420
EOG Resources, Inc. 2.625%, 03/15/23	521,000	508,500
EQT Corp. 4.875%, 11/15/21	1,000,000	1,074,821
Marathon Petroleum Corp. 5.125%, 03/01/21	830,000	897,883
Nabors Industries, Inc. 4.625%, 09/15/21 (b)	467,000	471,086
5.000%, 09/15/20	370,000	382,719
5.500%, 01/15/23 (144A)	150,000	153,094
Noble Energy, Inc. 4.150%, 12/15/21	1,615,000	1,694,545
5.050%, 11/15/44 (b)	1,030,000	1,053,262
6.000%, 03/01/41	350,000	388,767
Phillips 66 4.300%, 04/01/22	525,000	556,605
Shell International Finance B.V. 1.470%, 09/12/19 (a)	1,991,000	1,998,307
4.000%, 05/10/46	3,959,000	3,789,626
Statoil ASA 3.700%, 03/01/24 (b)	1,920,000	1,997,833
Suncor Energy, Inc. 3.600%, 12/01/24	3,315,000	3,361,128

Oil & Gas—(Continued)
Valero Energy Corp. 3.400%, 09/15/26	155,000	148,071
6.625%, 06/15/37	905,000	1,071,179
9.375%, 03/15/19	343,000	389,995

		28,163,304

Pharmaceuticals—1.0%
AmerisourceBergen Corp. 4.250%, 03/01/45	560,000	547,673
EMD Finance LLC 2.400%, 03/19/20 (144A)	1,935,000	1,934,162
2.950%, 03/19/22 (144A)	1,168,000	1,171,267
Forest Laboratories LLC 4.875%, 02/15/21 (144A)	2,215,000	2,383,196
Mead Johnson Nutrition Co. 3.000%, 11/15/20	1,935,000	1,972,407
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	3,255,000	3,183,110

		11,191,815

Pipelines—1.9%
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	760,000	770,140
Enbridge, Inc. 6.000%, 01/15/77 (a)	3,045,000	3,079,256
Energy Transfer Partners L.P. 4.050%, 03/15/25	682,000	674,349
4.150%, 10/01/20	1,575,000	1,635,488
5.150%, 02/01/43	1,200,000	1,120,390
Enterprise Products Operating LLC 6.450%, 09/01/40	1,300,000	1,570,345
Fermaca Enterprises S de RL de C.V. 6.375%, 03/30/38 (144A)	452,167	463,471
ONEOK Partners L.P. 3.375%, 10/01/22	1,379,000	1,380,270
6.125%, 02/01/41	550,000	608,134
8.625%, 03/01/19	145,000	161,511
Plains All American Pipeline L.P. / PAA Finance Corp. 3.650%, 06/01/22	914,000	926,731
4.300%, 01/31/43	305,000	259,768
4.900%, 02/15/45	2,020,000	1,892,423
Sabine Pass Liquefaction LLC 4.200%, 03/15/28 (144A)	2,725,000	2,691,791
Transcanada Trust 5.875%, 08/15/76 (a)	845,000	896,756
Williams Partners L.P. 3.350%, 08/15/22	420,000	419,289
4.000%, 09/15/25	2,605,000	2,615,972
5.400%, 03/04/44 (b)	555,000	566,186

		21,732,270

BHFTI-354

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.0%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	$453,961

Real Estate Investment Trusts—1.4%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23	410,000	419,595
4.500%, 07/30/29	540,000	557,127
American Tower Corp. 3.375%, 10/15/26	6,435,000	6,135,380
Crown Castle International Corp. 3.400%, 02/15/21	1,930,000	1,963,209
5.250%, 01/15/23	625,000	682,024
Digital Realty Trust L.P. 3.400%, 10/01/20	705,000	723,048
3.625%, 10/01/22	295,000	301,004
3.950%, 07/01/22	945,000	984,186
ERP Operating L.P. 4.625%, 12/15/21	562,000	605,856
Ventas Realty L.P. 3.125%, 06/15/23	1,865,000	1,840,925
3.500%, 02/01/25	1,740,000	1,703,119

		15,915,473

Retail—1.0%
CVS Health Corp. 2.250%, 12/05/18	2,445,000	2,460,897
5.125%, 07/20/45 (b)	1,510,000	1,665,978
Home Depot, Inc. (The) 4.250%, 04/01/46	350,000	364,439
4.400%, 04/01/21	700,000	758,636
5.950%, 04/01/41	990,000	1,266,616
McDonald’s Corp. 3.500%, 07/15/20	466,000	487,744
4.875%, 12/09/45	2,394,000	2,546,266
Wal-Mart Stores, Inc. 3.625%, 07/08/20	1,480,000	1,562,295
Walgreens Boots Alliance, Inc. 1.750%, 05/30/18	820,000	820,998

		11,933,869

Semiconductors—0.2%
Analog Devices, Inc. 3.125%, 12/05/23	2,355,000	2,343,623

Software—0.5%
Fidelity National Information Services, Inc. 2.250%, 08/15/21 (b)	1,895,000	1,855,726
Microsoft Corp. 2.875%, 02/06/24	1,535,000	1,544,862
3.300%, 02/06/27	795,000	807,201
4.100%, 02/06/37	1,505,000	1,553,237

		5,761,026

Security Description	Shares/ Principal Amount*	Value

Telecommunications—1.1%
AT&T, Inc. 5.150%, 03/15/42	2,405,000	2,386,140
Deutsche Telekom International Finance B.V. 1.602%, 09/19/19 (144A) (a)	3,855,000	3,861,268
Telefonica Emisiones S.A.U. 5.213%, 03/08/47	2,390,000	2,419,311
Verizon Communications, Inc. 4.272%, 01/15/36	4,620,000	4,278,152

		12,944,871

Textiles—0.1%
Cintas Corp. No. 2 2.900%, 04/01/22	1,380,000	1,396,095

Transportation—0.1%
Kansas City Southern de Mexico S.A. de C.V. 3.000%, 05/15/23	470,000	459,670
Union Pacific Corp.
3.646%, 02/15/24	360,000	377,192
3.799%, 10/01/51	835,000	779,175

		1,616,037

Total Corporate Bonds & Notes (Cost $344,535,245)		346,830,951

Common Stocks—28.1%

Aerospace & Defense—0.3%
Boeing Co. (The)	10,000	1,768,600
HEICO Corp.	1,000	87,200
Huntington Ingalls Industries, Inc.	3,700	740,888
Meggitt plc	129,640	723,903

		3,320,591

Air Freight & Logistics—0.1%
Cia de Distribucion Integral Logista Holdings S.A.	5,710	132,458
Expeditors International of Washington, Inc.	6,600	372,834
Oesterreichische Post AG	3,099	123,591
Royal Mail plc	52,811	281,320

		910,203

Airlines—0.1%
Alaska Air Group, Inc. (b)	5,600	516,432
Allegiant Travel Co.	1,300	208,325
Dart Group plc	13,800	89,074
Delta Air Lines, Inc.	6,600	303,336
Japan Airlines Co., Ltd.	7,700	244,487

		1,361,654

Auto Components—0.5%
Autoliv, Inc.	2,300	235,198
BorgWarner, Inc.	6,600	275,814

BHFTI-355

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Auto Components—(Continued)
Bridgestone Corp.	25,000	$1,013,570
Cie Automotive S.A.	4,611	90,904
Cie Generale des Etablissements Michelin	3,433	417,386
Continental AG	1,224	268,334
Cooper Tire & Rubber Co. (b)	2,700	119,745
Delphi Automotive plc	12,400	998,076
Gentex Corp. (b)	20,544	438,204
HI-LEX Corp.	1,900	50,485
Keihin Corp.	3,700	60,852
Lear Corp.	3,700	523,846
Linamar Corp.	3,000	136,459
Magna International, Inc.	10,300	444,499
NHK Spring Co., Ltd.	10,500	116,385
Plastic Omnium S.A.	3,485	127,075
Sumitomo Rubber Industries, Ltd.	9,700	165,847
Toyota Boshoku Corp.	2,600	60,480
Toyota Industries Corp.	3,500	174,468
TS Tech Co., Ltd.	2,800	75,497
Valeo S.A.	3,825	255,093

		6,048,217

Automobiles—0.2%
Fuji Heavy Industries, Ltd.	34,500	1,270,298
Honda Motor Co., Ltd.	2,000	60,432
Mazda Motor Corp.	23,200	335,269
Peugeot S.A. (c)	14,312	288,579
Suzuki Motor Corp.	11,800	491,302

		2,445,880

Banks—2.3%
77 Bank, Ltd. (The)	11,000	47,778
Aichi Bank, Ltd. (The)	600	33,362
Alpha Bank AE (c)	21,119	37,782
Aozora Bank, Ltd.	13,000	47,944
Awa Bank, Ltd. (The)	17,000	108,084
Bank Hapoalim B.M.	86,104	524,533
Bank Leumi Le-Israel B.M. (c)	96,600	426,427
Bank of America Corp.	103,400	2,439,206
Bank of Ireland (c)	373,673	93,626
Bank of Kyoto, Ltd. (The)	66,000	482,348
Barclays plc	598,321	1,686,515
BNP Paribas S.A.	13,786	918,265
BOC Hong Kong Holdings, Ltd.	142,500	582,058
Chiba Bank, Ltd. (The)	50,000	322,298
Citigroup, Inc.	39,500	2,362,890
Commerzbank AG	11,959	108,069
Dah Sing Banking Group, Ltd.	20,000	39,420
First International Bank of Israel, Ltd.	7,528	122,424
Glacier Bancorp, Inc.	1,900	64,467
Gunma Bank, Ltd. (The)	28,100	147,101
Hachijuni Bank, Ltd. (The)	39,500	223,861
HSBC Holdings plc	252,244	2,061,003
HSBC Holdings plc (Hong Kong Listed Shares)	44,800	364,975
Hyakugo Bank, Ltd. (The)	18,000	71,991
Industrial & Commercial Bank of China, Ltd. - Class H	432,000	282,298

Banks—(Continued)
Israel Discount Bank, Ltd. - Class A (c)	33,260	78,094
Iyo Bank, Ltd. (The)	51,100	345,492
Japan Post Bank Co., Ltd.	21,100	262,291
JPMorgan Chase & Co.	47,300	4,154,832
KB Financial Group, Inc.	4,550	199,329
Keiyo Bank, Ltd. (The)	12,000	51,986
Lloyds Banking Group plc	302,629	251,791
Mediobanca S.p.A.	100,963	910,127
Mitsubishi UFJ Financial Group, Inc.	34,700	219,041
OFG Bancorp	5,300	62,540
Piraeus Bank S.A. (c)	183,117	33,185
Raiffeisen Bank International AG (c)	7,710	175,181
Regions Financial Corp.	23,700	344,361
Royal Bank of Scotland Group plc (c)	170,409	516,963
San-In Godo Bank, Ltd. (The)	8,800	70,717
Shinsei Bank, Ltd.	247,000	456,088
Shizuoka Bank, Ltd. (The)	64,000	522,378
Societe Generale S.A.	14,361	730,349
SpareBank 1 SR Bank ASA	6,470	48,421
Standard Chartered plc (c)	76,537	732,480
Sumitomo Mitsui Financial Group, Inc.	17,900	652,645
TOMONY Holdings, Inc.	9,600	51,048
Wells Fargo & Co.	35,400	1,970,364
Yamanashi Chuo Bank, Ltd. (The)	7,000	31,394

		26,469,822

Beverages—0.5%
Coca-Cola Amatil, Ltd.	78,716	650,375
Coca-Cola Co. (The)	48,400	2,054,096
Dr Pepper Snapple Group, Inc.	5,100	499,392
PepsiCo, Inc.	17,800	1,991,108

		5,194,971

Biotechnology—0.6%
AbbVie, Inc.	28,558	1,860,839
Abcam plc	9,019	93,322
Adverum Biotechnologies, Inc. (c)	5,057	13,654
Amgen, Inc.	14,860	2,438,080
CSL, Ltd.	5,387	514,393
Gilead Sciences, Inc.	26,000	1,765,920
United Therapeutics Corp. (c)	5,700	771,666

		7,457,874

Building Products—0.0%
Aica Kogyo Co., Ltd.	10,900	288,085
Nichiha Corp.	3,200	94,077
Sekisui Jushi Corp.	3,000	49,917

		432,079

Capital Markets—0.8%
Artisan Partners Asset Management, Inc. - Class A	2,900	80,040
Ashmore Group plc	48,203	213,504
Azimut Holding S.p.A.	8,845	154,089
CI Financial Corp.	14,600	290,167

BHFTI-356

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Close Brothers Group plc	8,501	$163,918
Credit Suisse Group AG (c)	38,559	572,748
Daiwa Securities Group, Inc.	33,000	201,616
Deutsche Bank AG (c)	19,261	331,844
Euronext NV	2,758	120,474
Federated Investors, Inc. - Class B (b)	8,900	234,426
Franklin Resources, Inc.	13,000	547,820
Goldman Sachs Group, Inc. (The)	2,990	686,863
IG Group Holdings plc	26,630	165,939
Jupiter Fund Management plc	16,271	86,694
Macquarie Group, Ltd.	16,369	1,126,766
Moelis & Co. - Class A	3,400	130,900
Morgan Stanley	39,400	1,687,896
Nomura Holdings, Inc.	54,800	341,886
T. Rowe Price Group, Inc.	6,900	470,235
TD Ameritrade Holding Corp.	7,200	279,792
UBS Group AG	68,623	1,098,318
Waddell & Reed Financial, Inc. - Class A (b)	13,000	221,000

		9,206,935

Chemicals—0.7%
AdvanSix, Inc. (c)	200	5,464
Arakawa Chemical Industries, Ltd.	3,400	62,403
Asahi Kasei Corp.	57,000	554,068
BASF SE	14,806	1,467,675
Chase Corp.	256	24,422
Covestro AG	10,980	845,581
Daicel Corp.	27,900	337,256
Dow Chemical Co. (The)	14,100	895,914
Fujimori Kogyo Co., Ltd.	1,600	44,533
Fuso Chemical Co., Ltd.	1,600	50,085
Hitachi Chemical Co., Ltd.	4,100	113,694
Intrepid Potash, Inc. (b) (c)	27,800	47,816
JSR Corp.	8,700	147,052
Kuraray Co., Ltd.	6,900	104,934
LG Chem, Ltd.	372	97,772
Lintec Corp.	2,800	59,802
LyondellBasell Industries NV - Class A	19,400	1,769,086
Mosaic Co. (The)	9,000	262,620
Novozymes A/S - B Shares	11,138	441,479
Potash Corp. of Saskatchewan, Inc.	3,700	63,213
Shikoku Chemicals Corp.	2,000	21,590
Shin-Etsu Polymer Co., Ltd.	11,500	80,969
Sumitomo Seika Chemicals Co., Ltd.	1,300	55,296
Terra Nitrogen Co. L.P.	1,800	176,832
Toagosei Co., Ltd.	12,000	137,192
Tosoh Corp.	22,000	194,076
Yara International ASA	10,792	415,597
Zeon Corp.	9,000	103,003

		8,579,424

Commercial Services & Supplies—0.2%
Deluxe Corp.	8,400	606,228
Intrum Justitia AB (b)	15,454	577,407
Knoll, Inc.	5,800	138,098
Loomis AB - Class B	6,419	203,159

Commercial Services & Supplies—(Continued)
PayPoint plc	5,312	68,217
Pitney Bowes, Inc.	12,200	159,942
Societe BIC S.A.	1,352	168,465
Transcontinental, Inc. - Class A	6,600	121,990

		2,043,506

Communications Equipment—0.3%
Cisco Systems, Inc.	88,900	3,004,820

Construction & Engineering—0.1%
Arcadis NV (b)	4,114	64,871
Boskalis Westminster	2,095	72,246
Maeda Road Construction Co., Ltd.	18,000	318,521
Monadelphous Group, Ltd.	7,954	74,926
Nichireki Co., Ltd.	2,000	16,356
Nippo Corp.	5,000	95,006
Taisei Corp.	71,000	517,980
Tokyu Construction Co., Ltd.	4,400	34,577
Toshiba Plant Systems & Services Corp. (b)	3,900	57,026

		1,251,509

Construction Materials—0.0%
Adelaide Brighton, Ltd.	21,697	94,117
Siam Cement PCL (The) (NVDR)	22,800	358,184

		452,301

Consumer Finance—0.4%
Ally Financial, Inc.	16,500	335,445
American Express Co.	12,500	988,875
Capital One Financial Corp.	6,800	589,288
Credit Acceptance Corp. (b) (c)	644	128,420
Discover Financial Services	16,000	1,094,240
Gentera S.A.B. de C.V.	149,500	246,901
Synchrony Financial	20,300	696,290

		4,079,459

Containers & Packaging—0.1%
Bemis Co., Inc.	6,600	322,476
Packaging Corp. of America	4,000	366,480
Sonoco Products Co.	13,001	688,013

		1,376,969

Distributors—0.1%
Genuine Parts Co.	8,400	776,244

Diversified Consumer Services—0.0%
H&R Block, Inc. (b)	6,100	141,825

Diversified Financial Services—0.2%
Banca Mediolanum S.p.A.	38,108	279,091
Berkshire Hathaway, Inc. - Class B (c)	3,400	566,712
Investor AB - B Shares	13,971	588,619
ORIX Corp.	32,500	482,457
Voya Financial, Inc.	10,700	406,172

		2,323,051

BHFTI-357

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—1.0%
AT&T, Inc.	87,411	$3,631,927
BCE, Inc.	24,900	1,102,464
Chunghwa Telecom Co., Ltd.	55,000	186,863
HKT Trust & HKT, Ltd.	384,000	497,097
Nippon Telegraph & Telephone Corp.	14,800	632,191
Proximus	15,832	496,810
Singapore Telecommunications, Ltd.	465,200	1,300,336
Swisscom AG	1,359	627,008
Telenor ASA	43,639	726,441
Telstra Corp., Ltd.	413,014	1,469,980
Verizon Communications, Inc.	9,700	472,875
Verizon Communications, Inc. (London Listed Shares)	10,693	521,284

		11,665,276

Electric Utilities—0.2%
Avangrid, Inc.	1,500	64,110
CEZ A/S	5,065	87,189
CLP Holdings, Ltd.	88,000	920,592
Endesa S.A.	18,190	427,492
Enel S.p.A.	179,232	843,986
Enersis Americas S.A. (ADR)	5,800	60,262
PGE Polska Grupa Energetyczna S.A.	24,670	71,116
Transmissora Alianca de Energia Eletrica S.A.	7,100	52,049

		2,526,796

Electrical Equipment—0.5%
ABB, Ltd.	71,408	1,670,074
AMETEK, Inc. (b)	9,500	513,760
Eaton Corp. plc	17,500	1,297,625
Emerson Electric Co.	22,693	1,358,403
Nissin Electric Co., Ltd.	27,500	318,378
Nitto Kogyo Corp.	2,600	35,957

		5,194,197

Electronic Equipment, Instruments & Components—0.0%
Flytech Technology Co., Ltd.	15,008	49,701
Nichicon Corp.	6,900	64,437

		114,138

Energy Equipment & Services—0.2%
Atwood Oceanics, Inc. (b) (c)	20,200	192,506
CARBO Ceramics, Inc. (b) (c)	9,500	123,880
Diamond Offshore Drilling, Inc. (c)	8,400	140,364
John Wood Group plc	11,667	111,349
Rowan Cos. plc - Class A (c)	18,200	283,556
Schlumberger, Ltd.	7,900	616,990
Subsea 7 S.A. (c)	24,256	376,097
Tecnicas Reunidas S.A.	1,606	63,307
TGS Nopec Geophysical Co. ASA	15,563	329,333
Unit Corp. (c)	3,000	72,480

		2,309,862

Equity Real Estate Investment Trusts—0.2%
BWP Trust	82,000	178,500
Canadian Real Estate Investment Trust	2,900	105,720
CapitaLand Commercial Trust, Ltd.	151,900	168,076
CapitaLand Mall Trust	190,400	268,299
Charter Hall Group	68,561	289,137
Chesapeake Lodging Trust	7,680	184,013
Hansteen Holdings plc	59,597	89,228
Mapletree Greater China Commercial Trust	168,700	123,012
Mapletree Industrial Trust	127,000	161,689
Pebblebrook Hotel Trust (b)	3,400	99,314
Public Storage	1,800	394,038
Quality Care Properties, Inc. (c)	11,700	220,662
RioCan Real Estate Investment Trust	16,800	330,985
Shopping Centres Australasia Property Group	66,001	112,932

		2,725,605

Food & Staples Retailing—0.6%
Axfood AB	22,628	340,050
Create SD Holdings Co., Ltd.	4,600	109,586
CVS Health Corp.	21,900	1,719,150
Greggs plc	12,054	157,395
Lawson, Inc.	14,400	977,421
Metro, Inc.	7,700	236,527
North West Co., Inc. (The)	2,900	69,150
Wal-Mart Stores, Inc.	21,900	1,578,552
Walgreens Boots Alliance, Inc.	15,800	1,312,190

		6,500,021

Food Products—0.6%
Archer-Daniels-Midland Co.	10,600	488,024
Campbell Soup Co.	18,800	1,076,112
Flowers Foods, Inc. (b)	15,600	302,796
General Mills, Inc.	23,800	1,404,438
Ingredion, Inc.	3,500	421,505
Kellogg Co.	10,300	747,883
Nestle S.A.	37,494	2,876,279

		7,317,037

Gas Utilities—0.0%
Gas Natural SDG S.A.	11,988	262,307
Osaka Gas Co., Ltd.	49,000	186,455
Shizuoka Gas Co., Ltd.	4,900	33,266

		482,028

Health Care Equipment & Supplies—0.2%
Coloplast A/S - Class B	8,536	666,632
Edwards Lifesciences Corp. (c)	6,200	583,234
Medtronic plc	17,900	1,442,024

		2,691,890

Health Care Providers & Services—0.6%
Express Scripts Holding Co. (c)	25,900	1,707,069
McKesson Corp.	6,900	1,022,994
MEDNAX, Inc. (b) (c)	14,333	994,424

BHFTI-358

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Molina Healthcare, Inc. (c)	6,100	$278,160
Quest Diagnostics, Inc.	12,308	1,208,522
Triple-S Management Corp. - Class B (c)	2,900	50,953
UnitedHealth Group, Inc.	7,600	1,246,476
VCA, Inc. (c)	1,800	164,700
WellCare Health Plans, Inc. (c)	2,000	280,420

		6,953,718

Health Care Technology—0.1%
AGFA-Gevaert NV (c)	26,049	127,322
Cerner Corp. (c)	7,700	453,145
M3, Inc.	3,500	87,003

		667,470

Hotels, Restaurants & Leisure—0.3%
Brinker International, Inc. (b)	10,000	439,600
Cracker Barrel Old Country Store, Inc. (b)	800	127,400
Darden Restaurants, Inc. (b)	6,100	510,387
Flight Centre Travel Group, Ltd.	5,760	126,770
Kangwon Land, Inc.	12,398	423,520
McDonald’s Corp.	8,800	1,140,568
OPAP S.A.	5,987	55,816
Starbucks Corp.	2,800	163,492
William Hill plc	104,006	378,936
Yum! Brands, Inc.	6,600	421,740

		3,788,229

Household Durables—0.1%
Garmin, Ltd. (b)	8,800	449,768
Leggett & Platt, Inc.	9,100	457,912
Token Corp.	300	23,617
Tupperware Brands Corp.	6,351	398,335

		1,329,632

Household Products—0.4%
Colgate-Palmolive Co.	1,000	73,190
Energizer Holdings, Inc.	2,800	156,100
Kimberly-Clark Corp.	8,000	1,053,040
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	61,400	133,312
Procter & Gamble Co. (The)	28,700	2,578,695
Reckitt Benckiser Group plc	1,283	116,932

		4,111,269

Independent Power and Renewable Electricity Producers—0.1%
Capital Power Corp.	3,200	62,708
Engie Brasil Energia S.A.	21,000	237,261
Uniper SE (c)	15,593	262,465

		562,434

Industrial Conglomerates—0.4%
3M Co.	7,800	1,492,374
Carlisle Cos., Inc.	1,400	148,974
General Electric Co.	39,000	1,162,200

Industrial Conglomerates—(Continued)
Honeywell International, Inc.	1,700	212,279
Hopewell Holdings, Ltd.	26,500	99,897
Siemens AG	10,981	1,504,234
TOKAI Holdings Corp.	9,500	73,130

		4,693,088

Insurance—1.0%
Aegon NV	28,089	142,914
Aflac, Inc.	16,000	1,158,720
American Financial Group, Inc.	2,800	267,176
American National Insurance Co.	112	13,219
Assured Guaranty, Ltd.	20,000	742,200
AXA S.A.	48,024	1,242,759
Beazley plc	28,226	151,477
Chesnara plc	7,256	32,684
CNA Financial Corp.	2,200	97,174
Euler Hermes Group	2,169	199,411
Everest Re Group, Ltd.	3,200	748,192
FBL Financial Group, Inc. - Class A	435	28,471
Federated National Holding Co.	2,900	50,547
First American Financial Corp.	3,400	133,552
Grupo Catalana Occidente S.A.	4,217	149,716
HCI Group, Inc. (b)	2,200	100,276
Japan Post Holdings Co., Ltd.	10,700	134,523
Legal & General Group plc	251,138	778,180
MBIA, Inc. (c)	11,500	97,405
Muenchener Rueckversicherungs-Gesellschaft AG	1,973	386,082
National Western Life Group, Inc. - Class A	400	121,664
NN Group NV	17,560	571,133
Novae Group plc	7,497	59,403
Principal Financial Group, Inc.	12,365	780,355
RenaissanceRe Holdings, Ltd.	3,000	433,950
Sampo Oyj - A Shares	15,176	720,574
Sony Financial Holdings, Inc.	16,989	274,153
Swiss Re AG	14,493	1,301,571
United Insurance Holdings Corp.	3,500	55,825
Universal Insurance Holdings, Inc. (b)	7,759	190,095
Validus Holdings, Ltd.	17,100	964,269

		12,127,670

Internet & Direct Marketing Retail—0.4%
Amazon.com, Inc. (c)	3,400	3,014,236
PetMed Express, Inc. (b)	6,600	132,924
Priceline Group, Inc. (The) (c)	500	889,985
Trade Me Group, Ltd.	27,245	97,623

		4,134,768

Internet Software & Services—0.9%
Alphabet, Inc. - Class A (c)	2,900	2,458,620
Alphabet, Inc. - Class C (c)	2,860	2,372,542
carsales.com, Ltd.	39,863	339,753
eBay, Inc. (c)	35,600	1,195,092
F@N Communications, Inc.	8,600	64,286
Facebook, Inc. - Class A (c)	21,400	3,039,870

BHFTI-359

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
j2 Global, Inc.	10,040	$842,456
LogMeIn, Inc.	635	61,912
Mixi, Inc.	1,700	82,035
Yahoo Japan Corp.	37,300	172,796

		10,629,362

IT Services—0.9%
Accenture plc - Class A	12,900	1,546,452
Amdocs, Ltd.	14,203	866,241
CGI Group, Inc. - Class A (c)	4,381	209,916
CSG Systems International, Inc.	2,100	79,401
Future Corp.	5,100	40,392
Infosys, Ltd. (ADR) (b)	20,600	325,480
International Business Machines Corp.	16,800	2,925,552
Kanematsu Electronics, Ltd.	1,200	30,638
MasterCard, Inc. - Class A	8,100	911,007
Net 1 UEPS Technologies, Inc. (c)	5,600	68,488
Paychex, Inc.	8,700	512,430
PayPal Holdings, Inc. (c)	12,700	546,354
Teradata Corp. (c)	6,700	208,504
Visa, Inc. - Class A	12,000	1,066,440
Western Union Co. (The)	52,400	1,066,340

		10,403,635

Leisure Products—0.0%
Heiwa Corp.	5,700	141,817
Mattel, Inc.	9,800	250,978

		392,795

Machinery—0.6%
Alfa Laval AB	17,952	338,203
Andritz AG	13,638	683,438
Atlas Copco AB - A Shares	10,563	372,873
Cummins, Inc.	8,600	1,300,320
Daiwa Industries, Ltd.	2,000	20,845
Greenbrier Cos., Inc. (The) (b)	8,200	353,420
Hillenbrand, Inc.	11,300	405,105
IDEX Corp.	2,429	227,136
IMI plc	28,959	432,542
Kitz Corp.	8,400	56,115
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,000	49,904
NSK, Ltd.	17,800	255,777
Parker-Hannifin Corp.	3,700	593,184
Shinmaywa Industries, Ltd.	17,000	162,815
SKF AB - B Shares (b)	23,772	470,624
Snap-on, Inc.	7,052	1,189,461
Toshiba Machine Co., Ltd.	27,000	109,933
Yangzijiang Shipbuilding Holdings, Ltd.	172,700	139,513

		7,161,208

Marine—0.0%
Kuehne & Nagel International AG	2,833	400,501
Scorpio Bulkers, Inc. (c)	12,500	115,000

		515,501

Media—0.7%
Comcast Corp. - Class A	16,000	601,440
Entertainment One, Ltd.	32,156	98,575
Gannett Co., Inc.	19,450	162,991
ITV plc	88,566	243,346
John Wiley & Sons, Inc. - Class A	5,921	318,550
Meredith Corp. (b)	4,900	316,540
Metropole Television S.A.	5,666	126,363
Omnicom Group, Inc.	18,600	1,603,506
Publicis Groupe S.A.	4,430	309,594
RTL Group S.A.	2,100	169,141
Scripps Networks Interactive, Inc. - Class A	16,200	1,269,594
SKY Network Television, Ltd.	27,790	75,775
Viacom, Inc. - Class B	12,900	601,398
Walt Disney Co. (The)	13,800	1,564,782
WPP plc	23,162	508,469

		7,970,064

Metals & Mining—0.5%
Alacer Gold Corp. (c)	53,400	108,017
APERAM S.A. (b)	1,936	96,721
Argonaut Gold, Inc. (c)	45,200	79,194
Asahi Holdings, Inc.	5,100	92,517
Ausdrill, Ltd.	4,930	5,345
BHP Billiton plc	26,110	404,960
BHP Billiton, Ltd.	43,449	793,188
Centerra Gold, Inc.	14,600	83,987
Cia de Minas Buenaventura S.A.A. (ADR)	4,500	54,180
Dominion Diamond Corp.	7,900	99,919
Eldorado Gold Corp.	39,900	136,515
Goldcorp, Inc.	14,000	204,234
Highland Gold Mining, Ltd.	5,802	12,656
Hitachi Metals, Ltd.	17,800	250,450
IAMGOLD Corp. (c)	10,100	40,405
KGHM Polska Miedz S.A.	3,843	112,279
Kinross Gold Corp. (c)	33,600	118,498
Koza Altin Isletmeleri A/S (c)	2,462	13,461
MACA, Ltd.	10,971	12,783
MMC Norilsk Nickel PJSC (ADR)	6,172	96,839
Nevsun Resources, Ltd.	8,300	21,345
Newmont Mining Corp.	2,300	75,808
OZ Minerals, Ltd.	29,864	178,527
Perseus Mining, Ltd. (c)	275,211	66,130
Primero Mining Corp. (c)	13,600	7,568
Rio Tinto plc	17,029	685,456
Rio Tinto, Ltd.	8,354	385,511
SEMAFO, Inc. (c)	18,600	56,086
Tahoe Resources, Inc.	8,300	66,657
Teck Resources, Ltd. - Class B	20,400	446,089
Troy Resources, Ltd. (c)	2,277	271
Turquoise Hill Resources, Ltd. (c)	93,100	284,232
Yamana Gold, Inc.	70,300	194,008
Yamato Kogyo Co., Ltd.	3,600	93,114

		5,376,950

Multi-Utilities—0.1%
Engie S.A.	41,048	580,920

BHFTI-360

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.1%
Kohl’s Corp.	4,200	$167,202
Lifestyle International Holdings, Ltd.	21,500	29,157
Macy’s, Inc.	7,500	222,300
Marks & Spencer Group plc	34,288	144,573
Next plc	5,328	288,599
Target Corp.	10,800	596,052

		1,447,883

Oil, Gas & Consumable Fuels—1.7%
Athabasca Oil Corp. (b) (c)	111,300	128,051
Baytex Energy Corp. (b) (c)	83,800	286,086
Bill Barrett Corp. (c)	19,300	87,815
Birchcliff Energy, Ltd.	32,200	183,052
Bonavista Energy Corp.	47,900	124,626
BP plc	97,064	557,393
Cairn Energy plc (c)	17,935	45,951
Cameco Corp.	13,700	151,644
Cardinal Energy, Ltd.	4,610	25,306
Chevron Corp.	21,281	2,284,941
China Shenhua Energy Co., Ltd. - Class H	111,000	257,380
Crescent Point Energy Corp.	20,700	223,679
Crew Energy, Inc. (c)	59,300	221,174
Enbridge Income Fund Holdings, Inc.	12,900	321,566
Exxon Mobil Corp.	46,400	3,805,264
Gener8 Maritime, Inc. (c)	10,700	60,669
Gulfport Energy Corp. (c)	4,753	81,704
Hess Corp.	7,700	371,217
Husky Energy, Inc. (c)	34,700	391,658
Inpex Corp.	59,200	584,023
International Seaways, Inc. (c)	9,600	183,552
Japan Petroleum Exploration Co., Ltd.	9,900	227,414
Lukoil PJSC (ADR)	4,708	249,807
Magellan Midstream Partners L.P.	1,028	79,064
Marathon Oil Corp.	54,400	859,520
Marathon Petroleum Corp.	8,300	419,482
MEG Energy Corp. (c)	26,600	134,815
Murphy Oil Corp. (b)	6,100	174,399
Neste Oyj (b)	6,169	240,593
Occidental Petroleum Corp.	14,500	918,720
OMV AG	6,158	242,322
Ophir Energy plc (c)	56,771	61,269
Overseas Shipholding Group, Inc. - Class A	4,109	15,861
Pengrowth Energy Corp. (b) (c)	48,800	48,806
Penn West Petroleum, Ltd. (c)	82,900	141,507
Polskie Gornictwo Naftowe i Gazownictwo S.A.	201,850	301,074
PTT Exploration & Production PCL	18,300	49,528
PTT Exploration & Production PCL (NVDR)	94,600	256,381
Renewable Energy Group, Inc. (b) (c)	8,200	85,690
Repsol S.A.	26,698	412,266
RMP Energy, Inc. (b) (c)	46,700	25,284
Royal Dutch Shell plc - A Shares	9,340	245,661
Royal Dutch Shell plc - B Shares	10,845	297,963
Scorpio Tankers, Inc.	21,600	95,904
Spectra Energy Partners L.P.	3,100	135,346
Statoil ASA	43,740	751,797

Oil, Gas & Consumable Fuels—(Continued)
Surge Energy, Inc.	69,900	136,662
Teekay Tankers, Ltd. - Class A	38,600	79,130
Tethys Oil AB	6,434	45,589
Total Gabon	33	5,107
Total S.A.	31,889	1,610,998
Valero Energy Corp.	16,000	1,060,640
Whiting Petroleum Corp. (c)	9,700	91,762
Woodside Petroleum, Ltd.	13,850	338,452

		20,215,564

Paper & Forest Products—0.1%
Schweitzer-Mauduit International, Inc.	3,200	132,544
UPM-Kymmene Oyj	20,014	470,982

		603,526

Personal Products—0.2%
Edgewell Personal Care Co. (c)	2,000	146,280
Hengan International Group Co., Ltd.	37,000	274,955
Nu Skin Enterprises, Inc. - Class A	8,500	472,090
Unilever NV	7,041	349,795
Unilever plc	17,508	864,156
USANA Health Sciences, Inc. (c)	3,400	195,840

		2,303,116

Pharmaceuticals—2.5%
Astellas Pharma, Inc.	121,000	1,596,713
Bayer AG	18,315	2,111,162
GlaxoSmithKline plc	63,884	1,328,902
Indivior plc	116,715	471,035
Johnson & Johnson	35,100	4,371,705
Kaken Pharmaceutical Co., Ltd.	8,500	480,968
Merck & Co., Inc.	47,700	3,030,858
Novartis AG	36,216	2,688,748
Novo Nordisk A/S - Class B	59,105	2,031,992
Pfizer, Inc.	100,400	3,434,684
Recordati S.p.A.	9,229	312,792
Roche Holding AG	11,202	2,857,690
Sanofi	25,256	2,285,075
Shionogi & Co., Ltd.	11,100	574,291
Taro Pharmaceutical Industries, Ltd. (b) (c)	3,100	361,522
Teva Pharmaceutical Industries, Ltd. (ADR)	24,200	776,578

		28,714,715

Professional Services—0.1%
Capita plc	46,463	329,009
Dun & Bradstreet Corp. (The)	4,800	518,112
Robert Half International, Inc.	7,200	351,576
Seek, Ltd.	17,813	216,630

		1,415,327

Real Estate Management & Development—0.2%
Deutsche Euroshop AG	4,036	165,018
Henderson Land Development Co., Ltd.	45,851	284,030
Hongkong Land Holdings, Ltd.	54,200	417,242
Hysan Development Co., Ltd.	43,000	195,098

BHFTI-361

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Kerry Properties, Ltd.	33,500	$116,065
Sun Hung Kai Properties, Ltd.	32,000	470,125
Swire Pacific, Ltd. - Class A	19,000	190,166
Swire Properties, Ltd.	59,600	190,934
Technopolis Oyj	15,377	49,649
UOL Group, Ltd.	6,300	31,416
Wharf Holdings, Ltd. (The)	52,000	446,199
Wheelock & Co., Ltd.	33,000	260,896

		2,816,838

Road & Rail—0.2%
Central Japan Railway Co.	10,200	1,667,226
ComfortDelGro Corp., Ltd.	99,300	181,732
Go-Ahead Group plc	4,645	100,324
Union Pacific Corp.	3,800	402,496
Utoc Corp.	3,700	13,921

		2,365,699

Semiconductors & Semiconductor Equipment—0.7%
Broadcom, Ltd.	1,600	350,336
Intel Corp.	82,600	2,979,382
KLA-Tencor Corp.	3,100	294,717
Maxim Integrated Products, Inc.	4,000	179,840
Melexis NV	3,316	287,284
Novatek Microelectronics Corp.	3,000	11,623
NVIDIA Corp.	1,100	119,823
Phison Electronics Corp.	9,000	80,887
QUALCOMM, Inc.	38,700	2,219,058
Synaptics, Inc. (c)	1,800	89,118
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,800	387,512
Texas Instruments, Inc.	12,100	974,776

		7,974,356

Software—1.2%
CA, Inc.	37,500	1,189,500
Check Point Software Technologies, Ltd. (c)	9,600	985,536
Citrix Systems, Inc. (c)	11,200	933,968
GungHo Online Entertainment, Inc.	74,300	165,737
Micro Focus International plc	4,064	116,111
Microsoft Corp.	90,200	5,940,572
Nexon Co., Ltd.	31,100	495,416
Open Text Corp.	14,903	506,535
Oracle Corp.	45,700	2,038,677
Oracle Corp. Japan	2,500	143,065
Playtech plc	58,283	679,878
SAP SE	2,359	231,475
Software AG	15,019	594,051
SRA Holdings	1,600	42,433

		14,062,954

Specialty Retail—0.6%
Bed Bath & Beyond, Inc.	11,800	465,628
Best Buy Co., Inc. (b)	11,500	565,225
Buckle, Inc. (The) (b)	18,905	351,633

Specialty Retail—(Continued)
Cato Corp. (The) - Class A	3,700	81,252
Dunelm Group plc	11,669	93,271
Foot Locker, Inc.	3,800	284,278
GameStop Corp. - Class A	3,700	83,435
Gap, Inc. (The)	20,600	500,374
GNC Holdings, Inc. - Class A (b)	12,000	88,320
Halfords Group plc	20,463	90,957
Hennes & Mauritz AB - B Shares	12,894	329,047
Home Depot, Inc. (The)	6,200	910,346
L Brands, Inc.	5,500	259,050
Lowe’s Cos., Inc.	10,200	838,542
Ross Stores, Inc.	5,700	375,459
Sally Beauty Holdings, Inc. (c)	10,400	212,576
Shimamura Co., Ltd.	2,300	304,204
TJX Cos., Inc. (The)	3,400	268,872
Truworths International, Ltd.	48,740	314,534
Urban Outfitters, Inc. (c)	5,300	125,928
WH Smith plc	9,471	210,533
Williams-Sonoma, Inc. (b)	4,800	257,376

		7,010,840

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	58,600	8,418,476
Brother Industries, Ltd.	11,400	239,097
HP, Inc.	42,700	763,476
MCJ Co., Ltd.	6,100	71,605
Neopost S.A.	2,289	87,888
NetApp, Inc.	10,900	456,165
Samsung Electronics Co., Ltd.	210	386,766
Seagate Technology plc (b)	12,700	583,311

		11,006,784

Textiles, Apparel & Luxury Goods—0.2%
Bijou Brigitte AG	106	6,559
Burberry Group plc	13,184	285,364
Carter’s, Inc.	4,400	395,120
Christian Dior SE	786	182,813
Fossil Group, Inc. (b) (c)	3,200	55,840
Fujibo Holdings, Inc.	2,000	55,298
Hugo Boss AG	5,253	382,809
Michael Kors Holdings, Ltd. (c)	5,100	194,361
Ralph Lauren Corp.	3,200	261,184
Steven Madden, Ltd. (c)	1,894	73,014
Van de Velde NV	570	32,581
VF Corp.	9,900	544,203

		2,469,146

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc.	9,600	265,437

Tobacco—0.8%
Altria Group, Inc.	21,300	1,521,246
British American Tobacco Malaysia Bhd	9,600	98,920
British American Tobacco plc	22,003	1,458,577
Imperial Brands plc	22,026	1,068,299

BHFTI-362

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—(Continued)
Japan Tobacco, Inc.	21,600	$703,136
KT&G Corp.	2,732	238,168
Philip Morris International, Inc.	18,200	2,054,780
Swedish Match AB	36,326	1,180,716
Universal Corp.	6,400	452,800

		8,776,642

Trading Companies & Distributors—0.1%
Inaba Denki Sangyo Co., Ltd.	1,300	46,603
Inabata & Co., Ltd.	4,200	51,354
ITOCHU Corp.	51,500	732,270
Kanamoto Co., Ltd.	2,400	64,745
Kuroda Electric Co., Ltd.	5,600	122,146
Wakita & Co., Ltd.	5,600	53,340

		1,070,458

Transportation Infrastructure—0.0%
Atlantia S.p.A.	13,367	345,094

Water Utilities—0.0%
Guangdong Investment, Ltd.	250,000	356,568

Wireless Telecommunication Services—0.4%
China Mobile, Ltd.	27,500	302,493
KDDI Corp.	69,600	1,828,735
M1, Ltd.	80,700	122,814
NTT DoCoMo, Inc.	73,000	1,701,314
SK Telecom Co., Ltd.	985	222,307
Vodacom Group, Ltd.	21,666	245,347

		4,423,010

Total Common Stocks (Cost $299,562,513)		327,446,854

U.S. Treasury & Government Agencies—2.5%

U.S. Treasury—2.5%
U.S. Treasury Bonds 2.500%, 02/15/46	1,700,000	1,523,625
2.500%, 05/15/46 (b)	6,200,000	5,552,633
2.875%, 11/15/46	4,975,000	4,827,108
U.S. Treasury Inflation Indexed Notes 0.625%, 01/15/24 (d)	370,129	378,900
U.S. Treasury Notes 1.125%, 09/30/21	1,075,000	1,040,021
1.500%, 08/15/26	895,000	828,154
1.625%, 02/15/26	1,895,000	1,781,670
1.875%, 02/28/22 (b)	5,872,900	5,860,285
2.000%, 11/15/26 (b)	5,220,000	5,042,603
2.125%, 11/30/23	1,630,000	1,624,396
2.250%, 02/15/27	714,800	705,670

Total U.S. Treasury & Government Agencies (Cost $30,128,514)		29,165,065

Mutual Fund—1.9%
Security Description	Shares/ Principal Amount*	Value

Investment Company Security—1.9%
iShares Core S&P 500 ETF (b) (Cost $16,173,351)	92,287	21,896,937

Preferred Stocks—0.0%

Automobiles—0.0%
Porsche Automobil Holding SE	2,980	162,577

Construction Materials—0.0%
Sto SE & Co. KGaA	207	21,423

Total Preferred Stocks (Cost $185,403)		184,000

Short-Term Investment—34.1%

Repurchase Agreement—34.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/17 at 0.090% to be repurchased at $398,273,041 on 04/03/17, collateralized by $405,600,000 U.S. Treasury Notes with rates ranging from 1.500% - 1.625%, maturity dates ranging from 05/31/20 - 07/31/20, with a value of $406,240,410.	398,270,054	398,270,054

Total Short-Term Investments (Cost $398,270,054)		398,270,054

Securities Lending Reinvestments (e)—5.9%

Certificates of Deposit—3.4%
ABN AMRO Bank NV Zero Coupon, 05/05/17	747,836	749,385
Zero Coupon, 06/23/17	996,100	997,540
Banco Del Estado De Chile New York 1.426%, 06/21/17 (a)	1,500,000	1,500,813
Bank of Montreal Chicago 1.081%, 09/06/17 (a)	1,500,000	1,501,531
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (a)	2,000,000	2,000,966
1.510%, 08/18/17	807,405	800,503
BNP Paribas New York 1.384%, 08/04/17 (a)	1,250,000	1,250,952
Canadian Imperial Bank 1.392%, 10/27/17 (a)	500,000	500,601
Chiba Bank, Ltd., New York 1.100%, 04/07/17	1,000,000	1,000,011
1.240%, 05/11/17	500,000	500,133
Danske Bank A/S London Zero Coupon, 05/12/17	1,495,658	1,498,455
KBC Bank NV 1.150%, 04/26/17	2,400,000	2,400,336
1.150%, 04/27/17	500,000	499,705

BHFTI-363

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (a)	2,000,000	$2,001,152
1.543%, 05/17/17	2,000,000	2,000,594
National Australia Bank London 1.338%, 11/09/17 (a)	3,000,000	2,995,110
Norinchukin Bank New York 1.451%, 07/12/17 (a)	3,000,000	3,002,655
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	1,500,000	1,499,950
Royal Bank of Canada New York 1.298%, 03/20/18 (a)	3,000,000	2,999,991
Sumitomo Bank New York 1.410%, 05/05/17 (a)	2,000,000	2,000,390
1.578%, 06/19/17 (a)	1,000,000	1,000,676
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (a)	600,000	600,321
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	250,000	250,038
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (a)	750,000	750,510
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (a)	1,000,000	1,000,471
Toronto Dominion Bank New York 1.221%, 03/13/18 (a)	400,000	399,859
1.330%, 01/10/18 (a)	2,000,000	2,000,392
UBS, Stamford 1.301%, 05/12/17 (a)	500,000	500,123
1.589%, 07/31/17 (a)	1,102,384	1,103,030
Wells Fargo Bank San Francisco N.A. 1.452%, 04/26/17 (a)	600,000	600,160

		39,906,353

Commercial Paper—1.1%
Commonwealth Bank Australia 1.174%, 03/01/18	2,000,000	2,000,816
DCAT LLC 1.200%, 04/11/17	499,467	499,862
Den Norske ASA 1.432%, 04/27/17 (a)	300,000	300,065
Erste Abwicklungsanstalt 1.098%, 07/18/17 (a)	3,100,000	3,099,727
Kells Funding LLC 1.100%, 06/05/17	697,305	698,493
Ridgefield Funding Co. LLC 1.300%, 06/12/17	1,243,726	1,247,049
Sheffield Receivables Co. 1.170%, 04/07/17	997,043	999,762
Starbird Funding Corp. 1.441%, 06/13/17 (a)	1,500,000	1,500,529
Versailles CDS LLC 1.050%, 06/05/17	2,492,927	2,494,662

		12,840,965

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,876,461 on 04/03/17, collateralized by $2,698,845 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,913,869.	1,876,341	1,876,341
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $50,322 on 07/03/17, collateralized by various Common Stock a value of $55,000.	50,000	50,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $2,000,217 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $100,065 on 04/03/17, collateralized by $15,450 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $109,799.	100,000	100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $3,771,600 on 06/02/17, collateralized by various Common Stock with a value of $4,125,000.	3,750,000	3,750,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $100,007 on 04/03/17, collateralized by $99,374 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $102,062.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $302,938 on 07/03/17, collateralized by various Common Stock a value of $330,000.	300,000	300,000

BHFTI-364

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $5,000,388 on 04/03/17, collateralized by $14,967,372 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $5,100,000.	5,000,000	$5,000,000

		13,176,341

Time Deposits—0.3%
OP Corporate Bank plc 1.180%, 04/24/17	100,000	100,000
1.200%, 04/10/17	1,000,000	1,000,000
Shinkin Central Bank 1.440%, 04/25/17	2,000,000	2,000,000
1.440%, 04/27/17	400,000	400,000

		3,500,000

Total Securities Lending Reinvestments (Cost $69,413,353)		69,423,659

Total Investments—102.2% (Cost $1,158,268,433) (f)		1,193,217,520
Other assets and liabilities (net)—(2.2)%		(25,918,456)

Net Assets—100.0%		$1,167,299,064

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $67,366,527 and the collateral received consisted of cash in the amount of $69,406,192. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Non-income producing security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(f)	As of March 31, 2017, the aggregate cost of investments was $1,158,268,433. The aggregate unrealized appreciation and depreciation of investments were $50,389,997 and $(15,440,910), respectively, resulting in net unrealized appreciation of $34,949,087.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $48,216,850, which is 4.1% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(NVDR)—	Non-Voting Depository Receipts

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	14,077,000	Royal Bank of Canada	06/22/17	USD	10,774,775	$(35,427)
CAD	18,622,000	Royal Bank of Canada	06/22/17	USD	14,079,853	(61,577)
CHF	14,829,000	State Street Bank and Trust	06/22/17	USD	14,862,589	11,551
EUR	44,227,000	State Street Bank and Trust	06/22/17	USD	47,157,875	200,064
GBP	98,300	Credit Suisse International	06/22/17	USD	122,439	954
GBP	4,763,000	JPMorgan Chase Bank N.A.	06/22/17	USD	5,948,549	30,327
GBP	17,372,000	State Street Bank and Trust	06/22/17	USD	21,639,408	167,234
JPY	3,760,274,000	Credit Suisse International	06/22/17	USD	33,728,272	151,706
KRW	13,289,000,000	UBS AG	06/22/17	USD	11,807,197	86,939
KRW	13,592,000,000	UBS AG	06/22/17	USD	12,192,868	(27,537)
RUB	1,390,354,000	Citibank N.A.	06/22/17	USD	23,134,010	1,126,753
TWD	1,285,700,000	UBS AG	06/22/17	USD	42,260,095	261,361

Contracts to Deliver
KRW	26,881,000,000	BNP Paribas S.A.	06/22/17	USD	23,841,242	$(218,225)
TWD	1,285,700,000	HSBC Bank plc	06/22/17	USD	42,202,527	(318,928)
ZAR	8,620,500	State Street Bank and Trust	06/22/17	USD	655,832	21,967

BHFTI-365

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	39,049,440	UBS AG	06/22/17	NOK	247,180,000	$584,268
EUR	21,866,921	Morgan Stanley & Co. International	06/22/17	SEK	207,440,000	176,302
MXN	454,790,000	UBS AG	06/22/17	AUD	30,309,230	877,969
NOK	247,180,000	Canadian Imperial Bank of Commerce	06/22/17	CAD	39,108,284	(628,565)
SEK	207,440,000	Goldman Sachs & Co.	06/22/17	EUR	21,685,815	17,625

Net Unrealized Appreciation						$2,424,761

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/16/17	2,165	EUR	71,701,184	$2,636,826
FTSE 100 Index Futures	06/16/17	299	GBP	21,958,750	(256,851)
MSCI Emerging Markets Index Mini Futures	06/16/17	242	USD	11,702,656	(69,716)
Nikkei 225 Index Mini Futures	06/08/17	1,942	JPY	3,750,762,563	(704,577)
S&P 500 Index E-Mini Futures	06/16/17	1,663	USD	196,501,095	(333,615)
S&P TSX 60 Index Futures	06/15/17	120	CAD	21,897,756	(5,531)
SPI 200 Index Futures	06/15/17	163	AUD	23,431,763	304,711
U.S. Treasury Long Bond Futures	06/21/17	46	USD	6,932,461	6,352
U.S. Treasury Note 10 Year Futures	06/21/17	1,734	USD	214,413,365	1,578,010
U.S. Treasury Note 2 Year Futures	06/30/17	155	USD	33,540,851	9,383
U.S. Treasury Ultra Long Bond Futures	06/21/17	3	USD	484,015	(2,140)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/21/17	(727)	CAD	(98,905,987)	(696,058)
Euro-Bund Futures	06/08/17	(410)	EUR	(65,364,284)	(872,552)
Russell 2000 Index Mini Futures	06/16/17	(249)	USD	(16,933,798)	(301,982)
U.S. Treasury Note 5 Year Futures	06/30/17	(421)	USD	(49,446,134)	(116,749)

Net Unrealized Appreciation					$1,175,511

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.015%	07/23/25	USD	324,000,000	$4,398,491
Pay	3M LIBOR	2.133%	01/23/27	USD	324,000,000	(1,042,340)
Pay	3M LIBOR	2.165%	01/23/27	USD	20,000,000	(376,202)
Pay	3M LIBOR	2.443%	07/23/26	USD	324,000,000	(519,858)
Pay	3M LIBOR	2.931%	01/26/26	USD	324,000,000	123,930

Net Unrealized Appreciation						$2,584,021

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

BHFTI-366

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$346,830,951	$—	$346,830,951
Common Stocks
Aerospace & Defense	2,596,688	723,903	—	3,320,591
Air Freight & Logistics	372,834	537,369	—	910,203
Airlines	1,028,093	333,561	—	1,361,654
Auto Components	3,171,841	2,876,376	—	6,048,217
Automobiles	—	2,445,880	—	2,445,880
Banks	11,398,660	15,071,162	—	26,469,822
Beverages	4,544,596	650,375	—	5,194,971
Biotechnology	6,850,159	607,715	—	7,457,874
Building Products	—	432,079	—	432,079
Capital Markets	4,629,139	4,577,796	—	9,206,935
Chemicals	3,295,452	5,283,972	—	8,579,424
Commercial Services & Supplies	1,026,258	1,017,248	—	2,043,506
Communications Equipment	3,004,820	—	—	3,004,820
Construction & Engineering	—	1,251,509	—	1,251,509
Construction Materials	—	452,301	—	452,301
Consumer Finance	4,079,459	—	—	4,079,459
Containers & Packaging	1,376,969	—	—	1,376,969
Distributors	776,244	—	—	776,244
Diversified Consumer Services	141,825	—	—	141,825
Diversified Financial Services	972,884	1,350,167	—	2,323,051
Diversified Telecommunication Services	5,728,550	5,936,726	—	11,665,276
Electric Utilities	176,421	2,350,375	—	2,526,796

BHFTI-367

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electrical Equipment	$3,169,788	$2,024,409	$—	$5,194,197
Electronic Equipment, Instruments & Components	—	114,138	—	114,138
Energy Equipment & Services	1,429,776	880,086	—	2,309,862
Equity Real Estate Investment Trusts	1,334,732	1,390,873	—	2,725,605
Food & Staples Retailing	4,915,569	1,584,452	—	6,500,021
Food Products	4,440,758	2,876,279	—	7,317,037
Gas Utilities	—	482,028	—	482,028
Health Care Equipment & Supplies	2,025,258	666,632	—	2,691,890
Health Care Providers & Services	6,953,718	—	—	6,953,718
Health Care Technology	453,145	214,325	—	667,470
Hotels, Restaurants & Leisure	2,803,187	985,042	—	3,788,229
Household Durables	1,306,015	23,617	—	1,329,632
Household Products	3,994,337	116,932	—	4,111,269
Independent Power and Renewable Electricity Producers	299,969	262,465	—	562,434
Industrial Conglomerates	3,015,827	1,677,261	—	4,693,088
Insurance	5,983,090	6,144,580	—	12,127,670
Internet & Direct Marketing Retail	4,037,145	97,623	—	4,134,768
Internet Software & Services	9,970,492	658,870	—	10,629,362
IT Services	10,332,605	71,030	—	10,403,635
Leisure Products	250,978	141,817	—	392,795
Machinery	4,068,626	3,092,582	—	7,161,208
Marine	115,000	400,501	—	515,501
Media	6,438,801	1,531,263	—	7,970,064
Metals & Mining	2,173,581	3,203,369	—	5,376,950
Multi-Utilities	—	580,920	—	580,920
Multiline Retail	985,554	462,329	—	1,447,883
Oil, Gas & Consumable Fuels	13,733,931	6,481,633	—	20,215,564
Paper & Forest Products	132,544	470,982	—	603,526
Personal Products	814,210	1,488,906	—	2,303,116
Pharmaceuticals	11,975,347	16,739,368	—	28,714,715
Professional Services	869,688	545,639	—	1,415,327
Real Estate Management & Development	—	2,816,838	—	2,816,838
Road & Rail	402,496	1,963,203	—	2,365,699
Semiconductors & Semiconductor Equipment	7,594,562	379,794	—	7,974,356
Software	11,594,788	2,468,166	—	14,062,954
Specialty Retail	5,668,294	1,342,546	—	7,010,840
Technology Hardware, Storage & Peripherals	10,221,428	785,356	—	11,006,784
Textiles, Apparel & Luxury Goods	1,523,722	945,424	—	2,469,146
Thrifts & Mortgage Finance	265,437	—	—	265,437
Tobacco	4,028,826	4,747,816	—	8,776,642
Trading Companies & Distributors	—	1,070,458	—	1,070,458
Transportation Infrastructure	—	345,094	—	345,094
Water Utilities	—	356,568	—	356,568
Wireless Telecommunication Services	—	4,423,010	—	4,423,010
Total Common Stocks	204,494,116	122,952,738	—	327,446,854
Total U.S. Treasury & Government Agencies*	—	29,165,065	—	29,165,065
Total Mutual Fund*	21,896,937	—	—	21,896,937
Total Preferred Stocks*	—	184,000	—	184,000
Total Short-Term Investment*	—	398,270,054	—	398,270,054
Total Securities Lending Reinvestments*	—	69,423,659	—	69,423,659
Total Investments	$226,391,053	$966,826,467	$—	$1,193,217,520

Collateral for Securities Loaned (Liability)	$—	$(69,406,192)	$—	$(69,406,192)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,715,020	$—	$3,715,020
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,290,259)	—	(1,290,259)
Total Forward Contracts	$—	$2,424,761	$—	$2,424,761

BHFTI-368

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,535,282	$—	$—	$4,535,282
Futures Contracts (Unrealized Depreciation)	(3,359,771)	—	—	(3,359,771)
Total Futures Contracts	$1,175,511	$—	$—	$1,175,511
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,522,421	$—	$4,522,421
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,938,400)	—	(1,938,400)
Total Centrally Cleared Swap Contracts	$—	$2,584,021	$—	$2,584,021

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $270,317 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-369

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—98.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.5%
Financial Select Sector SPDR Fund (a)	2,095,303	$49,721,540
Industrial Select Sector SPDR Fund (a) (b)	789,507	51,365,325
iShares 20+ Year Treasury Bond ETF (b)	220,660	26,635,869
iShares Core MSCI Emerging Markets ETF	2,837,416	135,600,111
iShares Core S&P Small-Cap ETF (b)	945,940	65,421,210
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	438,693	51,726,292
iShares MSCI Canada ETF	956,904	25,721,579
iShares MSCI EAFE ETF (b)	5,165,317	321,747,596
iShares TIPS Bond ETF	1,147,801	131,595,385
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	8,531,210	315,057,585
SPDR Dow Jones International Real Estate ETF (a) (b)	1,414,336	52,896,166
SPDR S&P 500 ETF Trust (a)	2,905,143	684,858,411
SPDR S&P International Small Cap ETF (a)	1,681,613	53,004,442
SPDR S&P MidCap 400 ETF Trust (a) (b)	168,230	52,558,417
Technology Select Sector SPDR Fund (a) (b)	983,243	52,416,684
Vanguard REIT ETF (b)	1,263,767	104,374,516
Vanguard Total Bond Market ETF	4,206,851	341,091,479
WisdomTree Europe Hedged Equity Fund	450,297	28,283,155
WisdomTree Japan Hedged Equity Fund	506,531	25,640,599

Total Mutual Funds (Cost $2,406,399,622)		2,569,716,361

Short-Term Investment—1.5%

Mutual Fund—1.5%
AIM STIT-STIC Prime Portfolio	38,008,093	38,008,093

Total Short-Term Investments (Cost $38,008,093)		38,008,093

Securities Lending Reinvestments (c)—20.1%

Certificates of Deposit—12.0%
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	20,000,000	20,009,660
Canadian Imperial Bank 1.423%, 05/23/17 (d)	9,343,689	9,342,775
Chiba Bank, Ltd., New York 1.100%, 04/03/17	11,500,000	11,500,058
1.100%, 04/07/17	5,000,000	5,000,055
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	8,000,000	8,010,896
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	15,000,000	15,001,695
Credit Suisse AG New York 1.581%, 04/11/17 (d)	8,500,000	8,500,697
1.581%, 05/12/17 (d)	2,250,000	2,250,682
Danske Bank A/S London Zero Coupon, 05/12/17	6,481,187	6,493,305
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	9,000,000	9,003,978

Certificates of Deposit—(Continued)
HSBC Bank New York 1.144%, 08/01/17 (d)	12,500,000	12,507,012
ING Bank NV 1.461%, 04/18/17 (d)	17,000,000	17,007,244
KBC Bank NV Zero Coupon, 04/28/17	11,966,742	11,992,680
1.150%, 04/18/17	6,000,000	6,000,540
1.170%, 04/06/17	12,000,000	12,000,120
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	5,000,000	5,000,610
Mizuho Bank, Ltd., New York 1.543%, 05/17/17	10,000,000	10,002,970
1.582%, 04/26/17 (d)	5,000,000	5,000,830
1.591%, 04/11/17 (d)	10,000,000	10,000,760
1.643%, 04/18/17 (d)	5,000,000	5,000,725
National Australia Bank London 1.338%, 11/09/17 (d)	8,000,000	7,986,960
Natixis New York 1.444%, 04/07/17 (d)	12,000,000	12,000,660
Norinchukin Bank New York 1.346%, 08/21/17 (d)	15,000,000	15,004,695
Rabobank London 1.422%, 10/13/17 (d)	7,000,000	7,017,115
Royal Bank of Canada New York 1.422%, 10/13/17 (d)	3,000,000	3,005,367
Sumitomo Mitsui Banking Corp., New York 1.534%, 04/07/17 (d)	12,000,000	12,000,696
1.591%, 04/12/17 (d)	2,000,000	2,000,399
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	10,250,000	10,256,967
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	5,000,000	5,002,355
1.558%, 04/10/17 (d)	15,000,000	15,001,890
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	5,000,000	5,002,585
UBS, Stamford 1.301%, 05/12/17 (d)	7,000,000	7,001,722
1.589%, 07/31/17 (d)	4,008,670	4,011,018
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	9,600,000	9,615,696
1.452%, 04/26/17 (d)	9,200,000	9,202,447

		313,737,864

Commercial Paper—4.4%
Barton Capital S.A. 1.110%, 04/21/17	5,384,682	5,396,398
Den Norske ASA 1.432%, 04/27/17 (d)	9,000,000	9,001,944
Kells Funding LLC 1.010%, 05/25/17	24,931,965	24,953,925
LMA S.A. & LMA Americas 1.120%, 04/13/17	3,988,800	3,998,576
Macquarie Bank, Ltd. 1.120%, 04/20/17	4,986,000	4,996,755
1.120%, 04/24/17	14,958,000	14,988,675

BHFTI-370

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Ridgefield Funding Co. LLC 1.300%, 06/12/17	14,924,708	$14,964,585
1.366%, 08/21/17 (d)	8,000,000	8,001,824
Sheffield Receivables Co. 1.170%, 04/07/17	9,970,425	9,997,620
1.170%, 05/15/17	7,476,844	7,488,525
Versailles Commercial Paper LLC 1.120%, 04/25/17	9,972,000	9,993,610

		113,782,437

Repurchase Agreements—2.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $954,179 on 04/03/17, collateralized by $1,372,360 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $973,201.	954,118	954,118
Deutsche Bank AG, London Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $25,016,250 on 04/03/17, collateralized by $3,862,455 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45 and various Common Stock, with a value of $27,449,664.	25,000,000	25,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $16,092,160 on 06/02/17, collateralized by various Common Stock with a value of $17,600,000.	16,000,000	16,000,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $100,007 on 04/03/17, collateralized by $99,374 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $102,062.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $12,117,500 on 07/03/17, collateralized by various Common Stock with a value of $13,200,000.	12,000,000	12,000,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $10,001,906 on 04/06/17, collateralized by $21,783,314 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $10,201,114.	10,000,000	10,000,000

		64,054,118

Time Deposits—1.3%
OP Corporate Bank plc 1.180%, 04/24/17	7,000,000	7,000,000
1.200%, 04/10/17	10,000,000	10,000,000
Shinkin Central Bank 1.350%, 04/21/17	2,400,000	2,400,000
1.440%, 04/25/17	7,000,000	7,000,000
1.440%, 04/26/17	2,500,000	2,500,000
1.440%, 04/27/17	3,000,000	3,000,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	2,000,000	2,000,000

		33,900,000

Total Securities Lending Reinvestments (Cost $525,374,191)		525,474,419

Total Investments—120.1% (Cost $2,969,781,906) (e)		3,133,198,873
Other assets and liabilities (net)—(20.1)%		(524,599,027)

Net Assets—100.0%		$2,608,599,846

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $514,178,001 and the collateral received consisted of cash in the amount of $525,147,830. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $2,969,781,906. The aggregate unrealized appreciation and depreciation of investments were $191,738,242 and $(28,321,275), respectively, resulting in net unrealized appreciation of $163,416,967.
(ETF)—	Exchange-Traded Fund

BHFTI-371

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,569,716,361	$—	$—	$2,569,716,361
Total Short-Term Investment*	38,008,093	—	—	38,008,093
Total Securities Lending Reinvestments*	—	525,474,419	—	525,474,419
Total Investments	$2,607,724,454	$525,474,419	$—	$3,133,198,873

Collateral for Securities Loaned (Liability)	$—	$(525,147,830)	$—	$(525,147,830)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-372

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Mutual Funds—98.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.4%
Financial Select Sector SPDR Fund (a) (b)	747,015	$17,726,666
Industrial Select Sector SPDR Fund (a) (b)	281,492	18,313,870
iShares 20+ Year Treasury Bond ETF (a)	78,656	9,494,566
iShares Core MSCI Emerging Markets ETF	1,402,678	67,033,982
iShares Core S&P Small-Cap ETF (a)	606,808	41,966,841
iShares iBoxx $ Investment Grade Corporate Bond ETF	156,659	18,471,663
iShares MSCI Canada ETF (a)	696,874	18,731,973
iShares MSCI EAFE ETF (a)	2,764,812	172,220,139
iShares TIPS Bond ETF (a)	241,856	27,728,790
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	1,774,789	65,542,958
SPDR Dow Jones International Real Estate ETF (a) (b)	498,964	18,661,254
SPDR S&P 500 ETF Trust (b)	1,231,190	290,240,731
SPDR S&P International Small Cap ETF (b)	909,012	28,652,058
SPDR S&P MidCap 400 ETF Trust (a) (b)	147,734	46,155,056
Technology Select Sector SPDR Fund (a) (b)	350,403	18,679,984
Vanguard REIT ETF (a)	445,849	36,822,669
WisdomTree Europe Hedged Equity Fund (a)	159,109	9,993,636
WisdomTree Japan Hedged Equity Fund (a)	178,007	9,010,714

Total Mutual Funds (Cost $812,410,194)		915,447,550

Short-Term Investment–1.6%

Mutual Fund—1.6%
AIM STIT-STIC Prime Portfolio	14,868,597	14,868,597

Total Short-Term Investments (Cost $14,868,597)		14,868,597

Securities Lending Reinvestments (c)—22.2%

Certificates of Deposit—9.2%
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (d)	7,500,000	7,503,622
Cooperative Rabobank UA New York 1.422%, 10/13/17 (d)	2,000,000	2,002,724
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (d)	3,000,000	3,000,339
Credit Suisse AG New York 1.581%, 04/11/17 (d)	4,000,000	4,000,328
DNB NOR Bank ASA 1.279%, 07/28/17 (d)	3,000,000	3,001,326
HSBC Bank New York 1.144%, 08/01/17 (d)	5,000,000	5,002,805
ING Bank NV 1.461%, 04/18/17 (d)	4,000,000	4,001,705
KBC Bank NV
Zero Coupon, 04/28/17	6,980,600	6,995,730
1.150%, 04/18/17	3,000,000	3,000,270
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (d)	1,500,000	1,500,183

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.582%, 04/26/17 (d)	3,000,000	3,000,498
1.591%, 04/11/17 (d)	4,500,000	4,500,342
National Australia Bank London 1.338%, 11/09/17 (d)	2,000,000	1,996,740
Norinchukin Bank New York 1.346%, 08/21/17 (d)	5,000,000	5,001,565
Rabobank London 1.422%, 10/13/17 (d)	2,000,000	2,004,890
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (d)	5,900,000	5,903,157
1.591%, 04/12/17 (d)	1,000,000	1,000,199
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (d)	3,000,000	3,002,039
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (d)	4,000,000	4,001,884
1.558%, 04/10/17 (d)	3,000,000	3,000,378
Svenska Handelsbanken New York 1.508%, 05/18/17 (d)	3,000,000	3,001,551
UBS, Stamford 1.301%, 05/12/17 (d)	2,500,000	2,500,615
1.589%, 07/31/17 (d)	1,002,167	1,002,754
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (d)	3,200,000	3,205,232
1.452%, 04/26/17 (d)	3,000,000	3,000,798

		86,131,674

Commercial Paper—3.4%
Den Norske ASA 1.432%, 04/27/17 (d)	3,000,000	3,000,648
Kells Funding LLC 1.010%, 05/25/17	9,972,786	9,981,570
Ridgefield Funding Co. LLC 1.300%, 06/12/17	4,974,903	4,988,195
1.366%, 08/21/17 (d)	4,000,000	4,000,912
Versailles Commercial Paper LLC 0.850%, 04/03/17	1,997,781	1,999,890
1.120%, 04/24/17	2,991,600	2,998,161
1.120%, 04/25/17	4,986,000	4,996,805

		31,966,181

Repurchase Agreements—6.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $1,610,810 on 04/03/17, collateralized by $2,316,769 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $1,642,922.	1,610,707	1,610,707

BHFTI-373

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/17 at 0.880% to be repurchased at $4,300,315 on 04/03/17, collateralized by $4,400,995 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.000%, maturity dates ranging from 03/15/18 - 08/15/25, with a value of $4,386,001.	4,300,000	$4,300,000
Repurchase Agreement dated 01/25/17 at 1.460% to be repurchased at $1,610,317 on 07/03/17, collateralized by various Common Stock with a value of $1,760,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $100,008 on 04/03/17, collateralized by $101,178 Foreign Obligations at 1.875%, maturity dates ranging from 03/13/19 - 06/11/19, with a value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $3,000,325 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	3,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $5,003,250 on 04/03/17, collateralized by $772,491 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $5,489,933.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $5,531,680 on 06/02/17, collateralized by various Common Stock with a value of $6,050,000.	5,500,000	5,500,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $4,500,308 on 04/03/17, collateralized by $4,471,848 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $4,592,772.	4,500,000	4,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $3,534,271 on 07/03/17, collateralized by various Common Stock with a value of $3,850,000.	3,500,000	3,500,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 03/31/17 at 0.980% to be repurchased at $10,000,817 on 04/03/17, collateralized by $11,706,514 U.S. Government Agency and Treasury Obligations with rates ranging from 1.343% - 6.000% , maturity dates ranging from 06/30/18 - 01/16/58, with a value of $10,200,833.	10,000,000	10,000,000
Repurchase Agreement dated 03/30/17 at 0.980% to be repurchased at $10,001,906 on 04/06/17, collateralized by $21,783,314 U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/09/19 - 08/16/58, with a value of $10,201,114.	10,000,000	10,000,000
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $11,000,853 on 04/03/17, collateralized by $32,928,219 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $11,220,000.	11,000,000	11,000,000

		60,110,707

Time Deposits—3.1%
Nordea Bank New York 0.810%, 04/03/17	5,000,000	5,000,000
0.810%, 04/03/17	5,000,000	5,000,000
OP Corporate Bank plc 1.180%, 04/24/17	750,000	750,000
1.200%, 04/10/17	3,000,000	3,000,000
Royal Bank of Canada 0.810%, 04/03/17	2,000,000	2,000,000
Shinkin Central Bank 1.350%, 04/21/17	2,475,000	2,475,000
1.440%, 04/26/17	2,500,000	2,500,000
1.440%, 04/27/17	1,000,000	1,000,000
Skandanaviska Enskilda Banken 0.810%, 04/03/17	2,000,000	2,000,000
Svenska 0.800%, 04/03/17	5,000,000	5,000,000

		28,725,000

Total Securities Lending Reinvestments (Cost $206,898,815)		206,933,562

Total Investments—122.2% (Cost $1,034,177,606) (e)		1,137,249,709
Other assets and liabilities (net)—(22.2)%		(206,814,599)

Net Assets—100.0%		$930,435,110

BHFTI-374

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $202,485,126 and the collateral received consisted of cash in the amount of $206,841,544. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	As of March 31, 2017, the aggregate cost of investments was $1,034,177,606. The aggregate unrealized appreciation and depreciation of investments were $107,730,179 and $(4,658,076), respectively, resulting in net unrealized appreciation of $103,072,103.
(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$915,447,550	$—	$—	$915,447,550
Total Short-Term Investment*	14,868,597	—	—	14,868,597
Total Securities Lending Reinvestments*	—	206,933,562	—	206,933,562
Total Investments	$930,316,147	$206,933,562	$—	$1,137,249,709

Collateral for Securities Loaned (Liability)	$—	$(206,841,544)	$—	$(206,841,544)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-375

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Boeing Co. (The)	276,100	$48,831,046
Raytheon Co.	141,300	21,548,250
United Technologies Corp.	325,997	36,580,123

		106,959,419

Airlines—1.0%
Southwest Airlines Co.	594,700	31,971,072

Auto Components—0.5%
Adient plc	228,718	16,620,937

Automobiles—0.4%
General Motors Co. (a)	405,000	14,320,800

Banks—12.9%
Bank of America Corp.	1,496,108	35,293,188
Citigroup, Inc.	1,247,447	74,622,280
Fifth Third Bancorp (a)	2,171,816	55,164,126
JPMorgan Chase & Co.	1,561,170	137,133,173
U.S. Bancorp (a)	737,100	37,960,650
Wells Fargo & Co.	1,505,694	83,806,928

		423,980,345

Beverages—1.5%
PepsiCo, Inc.	439,400	49,151,284

Biotechnology—0.6%
Gilead Sciences, Inc.	279,000	18,949,680

Building Products—1.5%
Johnson Controls International plc	1,176,685	49,561,972

Capital Markets—6.3%
Ameriprise Financial, Inc.	333,133	43,200,687
Bank of New York Mellon Corp. (The)	1,242,900	58,702,167
Invesco, Ltd. (a)	635,700	19,471,491
Morgan Stanley	1,982,894	84,947,179

		206,321,524

Chemicals—1.9%
CF Industries Holdings, Inc. (a)	642,000	18,842,700
E.I. du Pont de Nemours & Co.	545,300	43,803,949

		62,646,649

Commercial Services & Supplies—0.5%
Stericycle, Inc. (a) (b)	203,749	16,888,755

Communications Equipment—1.7%
Cisco Systems, Inc.	1,696,100	57,328,180

Construction Materials—0.7%
Vulcan Materials Co.	181,212	21,832,422

Consumer Finance—1.1%
American Express Co.	465,883	36,856,004

Containers & Packaging—0.7%
International Paper Co. (a)	479,200	24,333,776

Diversified Telecommunication Services—1.3%
Verizon Communications, Inc.	871,600	42,490,500

Electric Utilities—6.0%
Entergy Corp. (a)	192,400	14,614,704
Exelon Corp.	1,312,276	47,215,691
FirstEnergy Corp.	443,604	14,115,479
PG&E Corp.	1,412,564	93,737,747
Southern Co. (The) (a)	569,700	28,359,666

		198,043,287

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	405,000	30,192,750

Equity Real Estate Investment Trusts—1.2%
VEREIT, Inc.	2,464,411	20,922,849
Weyerhaeuser Co.	567,000	19,266,660

		40,189,509

Food & Staples Retailing—1.0%
Wal-Mart Stores, Inc.	455,000	32,796,400

Food Products—2.3%
Bunge, Ltd.	402,000	31,862,520
Tyson Foods, Inc. - Class A (a)	685,000	42,271,350

		74,133,870

Health Care Equipment & Supplies—2.8%
Hologic, Inc. (a) (b)	719,500	30,614,725
Medtronic plc	754,165	60,755,532

		91,370,257

Health Care Providers & Services—1.5%
Aetna, Inc.	379,400	48,392,470

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	463,200	27,287,112
Las Vegas Sands Corp. (a)	416,600	23,775,362

		51,062,474

Household Products—1.0%
Procter & Gamble Co. (The)	379,346	34,084,238

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (a)	865,960	9,681,433

Industrial Conglomerates—1.9%
General Electric Co.	2,093,200	62,377,360

Insurance—4.1%
American International Group, Inc.	107,500	6,711,225
Chubb, Ltd.	54,767	7,462,004
Loews Corp. (a)	789,580	36,928,657

BHFTI-376

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Marsh & McLennan Cos., Inc.	573,243	$42,356,925
XL Group, Ltd. (a)	1,041,710	41,522,560

		134,981,371

Leisure Products—0.7%
Mattel, Inc. (a)	929,060	23,793,227

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.	250,692	38,506,291

Machinery—1.9%
Cummins, Inc. (a)	170,400	25,764,480
Illinois Tool Works, Inc. (a)	285,800	37,859,926

		63,624,406

Media—4.1%
Comcast Corp. - Class A	1,529,441	57,491,687
News Corp. - Class A	1,616,400	21,013,200
Twenty-First Century Fox, Inc. - Class B	1,773,225	56,353,091

		134,857,978

Multiline Retail—0.5%
Kohl’s Corp. (a)	429,800	17,110,338

Oil, Gas & Consumable Fuels—9.7%
Apache Corp. (a)	555,500	28,547,145
Canadian Natural Resources, Ltd. (a)	840,200	27,550,158
EQT Corp. (a)	163,160	9,969,076
Exxon Mobil Corp.	754,470	61,874,085
Hess Corp. (a)	593,700	28,622,277
Occidental Petroleum Corp.	652,000	41,310,720
Royal Dutch Shell plc - Class A (ADR)	750,400	39,568,592
Total S.A. (ADR)	1,383,449	69,753,498
TransCanada Corp.	254,126	11,727,915

		318,923,466

Personal Products—0.4%
Coty, Inc. - Class A (a)	723,329	13,113,955

Pharmaceuticals—6.5%
Bristol-Myers Squibb Co. (a)	264,000	14,356,320
Johnson & Johnson	540,300	67,294,365
Merck & Co., Inc.	838,800	53,297,352
Pfizer, Inc.	2,303,669	78,808,516

		213,756,553

Road & Rail—0.9%
Canadian Pacific Railway, Ltd.	193,900	28,487,788

Semiconductors & Semiconductor Equipment—3.4%
Applied Materials, Inc.	804,900	31,310,610
NXP Semiconductors NV (b)	134,412	13,911,642
QUALCOMM, Inc.	753,000	43,177,020

Semiconductors & Semiconductor Equipment—(Continued)
Texas Instruments, Inc.	279,368	22,505,886

		110,905,158

Software—2.5%
Microsoft Corp.	1,274,896	83,964,651

Specialty Retail—1.3%
Lowe’s Cos., Inc.	508,000	41,762,680

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc.	317,000	45,540,220

Tobacco—2.2%
Philip Morris International, Inc.	639,500	72,199,550

Total Common Stocks (Cost $2,562,378,809)		3,194,064,999

Convertible Preferred Stock—0.8%

Electric Utilities—0.8%
NextEra Energy, Inc. 6.123%, 09/01/19 (a) (Cost $23,943,765)	488,539	24,915,490

Short-Term Investment—2.0%

Mutual Fund—2.0%
T. Rowe Price Treasury Reserve Fund (c)	67,424,870	67,424,870

Total Short-Term Investments (Cost $67,424,870)		67,424,870

Securities Lending Reinvestments (d)—6.2%

Certificates of Deposit—3.8%
ABN AMRO Bank NV Zero Coupon, 06/23/17	4,980,501	4,987,700
Banco Del Estado De Chile New York 1.426%, 06/21/17 (e)	4,000,000	4,002,168
Bank of Montreal Chicago 1.081%, 09/06/17 (e)	7,500,000	7,507,655
Bank of Nova Scotia Houston 1.355%, 11/03/17 (e)	3,000,000	3,003,295
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (e)	4,000,000	4,001,932
1.510%, 08/18/17	1,009,256	1,000,629
BNP Paribas New York 1.384%, 08/04/17 (e)	2,000,000	2,001,524
Canadian Imperial Bank 1.392%, 10/27/17 (e)	1,000,000	1,001,203
Credit Suisse AG New York 1.581%, 05/12/17 (e)	5,000,000	5,001,515
1.676%, 04/24/17 (e)	1,000,000	1,000,236

BHFTI-377

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Danske Bank A/S London Zero Coupon, 05/12/17	3,489,870	$3,496,395
DNB NOR Bank ASA 1.279%, 07/28/17 (e)	900,000	900,398
KBC Bank NV 1.150%, 04/26/17	6,200,000	6,200,868
1.150%, 04/27/17	1,500,000	1,499,115
Mitsubishi UFJ Trust and Banking Corp. 1.134%, 09/01/17 (e)	7,500,000	7,499,557
Mizuho Bank, Ltd., New York 1.184%, 09/01/17 (e)	1,000,000	999,931
1.543%, 05/17/17	9,000,000	9,002,673
1.582%, 04/26/17 (e)	1,500,000	1,500,249
National Australia Bank London 1.199%, 05/02/17 (e)	2,000,000	2,000,701
1.338%, 11/09/17 (e)	9,000,000	8,985,330
Norinchukin Bank New York 1.451%, 07/12/17 (e)	4,500,000	4,503,982
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	8,000,000	7,999,736
Royal Bank of Canada New York 1.298%, 03/20/18 (e)	4,000,000	3,999,988
Sumitomo Bank New York 1.390%, 06/05/17 (e)	2,000,000	2,000,946
1.410%, 05/05/17 (e)	2,250,000	2,250,439
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	2,018,467	2,001,156
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (e)	4,250,000	4,252,889
Sumitomo Mitsui Trust Bank, Ltd., New York 1.308%, 08/16/17 (e)	2,200,000	2,201,036
1.572%, 04/26/17 (e)	2,000,000	2,000,662
Svenska Handelsbanken New York 1.508%, 05/18/17 (e)	500,000	500,259
Toronto Dominion Bank New York 1.221%, 03/13/18 (e)	9,000,000	8,996,829
1.330%, 01/10/18 (e)	1,000,000	1,000,196
UBS, Stamford 1.301%, 05/12/17 (e)	2,400,000	2,400,590
1.589%, 07/31/17 (e)	2,405,202	2,406,611
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (e)	1,000,000	1,001,635
1.452%, 04/26/17 (e)	900,000	900,239

		124,010,267

Commercial Paper—1.2%
Barton Capital S.A. 1.110%, 04/21/17	997,163	999,333
Commonwealth Bank Australia 1.174%, 03/01/18	4,000,000	4,001,632
DCAT LLC 1.200%, 04/11/17	1,498,400	1,499,586
Den Norske ASA 1.432%, 04/27/17 (e)	900,000	900,194

Commercial Paper—(Continued)
Erste Abwicklungsanstalt 1.098%, 07/18/17 (e)	5,000,000	4,999,560
HSBC plc 1.442%, 04/25/17 (e)	1,750,000	1,750,315
Kells Funding LLC 1.100%, 06/05/17	1,693,455	1,696,339
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (e)	200,000	199,976
1.300%, 06/12/17	4,477,413	4,489,376
Sheffield Receivables Co. 1.170%, 04/07/17	2,991,128	2,999,286
Starbird Funding Corp. 1.441%, 06/13/17 (e)	3,000,000	3,001,059
Versailles CDS LLC 1.050%, 06/05/17	9,971,708	9,978,650
Westpac Banking Corp. 1.380%, 10/20/17 (e)	1,500,000	1,502,719

		38,018,025

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $7,030,607 on 04/03/17, collateralized by $10,111,863 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $7,170,763.	7,030,156	7,030,156
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $7,000,758 on 04/03/17, collateralized by $1,220,711 U.S. Treasury Obligations and various Common Stock with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, with a value of $7,685,906.	7,000,000	7,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $1,005,760 on 06/02/17, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $2,019,583 on 07/03/17, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000

		17,030,156

Time Deposits—0.7%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000

BHFTI-378

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
OP Corporate Bank plc 1.180%, 04/24/17	8,000,000	$8,000,000
Royal Bank of Canada 0.810%, 04/03/17	2,000,000	2,000,000
Shinkin Central Bank 1.440%, 04/25/17	7,000,000	7,000,000
1.440%, 04/26/17	3,500,000	3,500,000
1.440%, 04/27/17	200,000	200,000
Svenska 0.800%, 04/03/17	2,000,000	2,000,000

		24,700,000

Total Securities Lending Reinvestments (Cost $203,731,492)		203,758,448

Total Investments—106.1% (Cost $2,857,478,936) (f)		3,490,163,807
Other assets and liabilities (net)—(6.1)%		(199,193,647)

Net Assets—100.0%		$3,290,970,160

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $198,225,610 and the collateral received consisted of cash in the amount of $203,712,718. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	As of March 31, 2017, the aggregate cost of investments was $2,857,478,936. The aggregate unrealized appreciation and depreciation of investments were $691,702,554 and $(59,017,683), respectively, resulting in net unrealized appreciation of $632,684,871.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,194,064,999	$—	$—	$3,194,064,999
Total Convertible Preferred Stock*	24,915,490	—	—	24,915,490
Total Short-Term Investment*	67,424,870	—	—	67,424,870
Total Securities Lending Reinvestments*	—	203,758,448	—	203,758,448
Total Investments	$3,286,405,359	$203,758,448	$—	$3,490,163,807

Collateral for Securities Loaned (Liability)	$—	$(203,712,718)	$—	$(203,712,718)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-379

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—94.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
DigitalGlobe, Inc. (a)	283,000	$9,268,250
MacDonald Dettwiler & Associates, Ltd. (b)	64,000	3,380,832
Rockwell Collins, Inc.	148,000	14,379,680
Textron, Inc.	727,000	34,597,930

		61,626,692

Airlines—0.3%
United Continental Holdings, Inc. (a)	64,000	4,520,960

Automobiles—0.8%
Ferrari NV	91,850	6,829,966
Tesla, Inc. (a) (b)	21,000	5,844,300

		12,674,266

Banks—0.2%
Webster Financial Corp. (b)	64,000	3,202,560

Biotechnology—2.7%
Alkermes plc (a) (b)	349,000	20,416,500
Alnylam Pharmaceuticals, Inc. (a) (b)	80,000	4,100,000
Incyte Corp. (a)	70,000	9,356,900
TESARO, Inc. (a) (b)	24,000	3,692,880
Vertex Pharmaceuticals, Inc. (a)	76,000	8,310,600

		45,876,880

Building Products—1.1%
Allegion plc (b)	240,000	18,168,000
Fortune Brands Home & Security, Inc.	16,057	977,069

		19,145,069

Capital Markets—4.0%
CBOE Holdings, Inc.	282,000	22,861,740
E*Trade Financial Corp. (a)	3,000	104,670
FactSet Research Systems, Inc. (b)	38,000	6,266,580
Intercontinental Exchange, Inc.	64,000	3,831,680
MSCI, Inc.	126,000	12,245,940
Oaktree Capital Group LLC	65,000	2,944,500
TD Ameritrade Holding Corp.	503,000	19,546,580

		67,801,690

Chemicals—3.0%
Air Products & Chemicals, Inc.	127,000	17,181,830
Ashland Global Holdings, Inc.	101,000	12,504,810
RPM International, Inc. (b)	253,000	13,922,590
Valvoline, Inc. (b)	248,000	6,088,400

		49,697,630

Commercial Services & Supplies—1.8%
KAR Auction Services, Inc.	251,000	10,961,170
Waste Connections, Inc.	221,000	19,496,620

		30,457,790

Communications Equipment—1.3%
Harris Corp.	190,000	21,141,300

Construction Materials—0.6%
Martin Marietta Materials, Inc.	47,000	10,257,750

Consumer Finance—0.2%
SLM Corp. (a)	318,000	3,847,800

Containers & Packaging—1.3%
Ardagh Group S.A. (a)	35,000	768,600
Ball Corp.	286,000	21,238,360

		22,006,960

Electrical Equipment—1.8%
Acuity Brands, Inc. (b)	25,000	5,100,000
Sensata Technologies Holding NV (a) (b)	573,000	25,022,910

		30,122,910

Electronic Equipment, Instruments & Components—1.6%
Cognex Corp.	64,000	5,372,800
Keysight Technologies, Inc. (a)	603,000	21,792,420

		27,165,220

Equity Real Estate Investment Trusts—0.2%
SBA Communications Corp. (a)	24,000	2,888,880

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc. (b)	80,000	8,980,000
Sprouts Farmers Market, Inc. (a) (b)	448,000	10,357,760

		19,337,760

Food Products—1.6%
Blue Buffalo Pet Products, Inc. (a) (b)	160,000	3,680,000
Conagra Brands, Inc.	283,000	11,416,220
TreeHouse Foods, Inc. (a)	142,000	12,021,720

		27,117,940

Health Care Equipment & Supplies—8.2%
Cooper Cos., Inc. (The) (b)	117,000	23,387,130
DENTSPLY SIRONA, Inc. (b)	270,000	16,858,800
Hologic, Inc. (a)	651,000	27,700,050
IDEXX Laboratories, Inc. (a)	63,000	9,740,430
Intuitive Surgical, Inc. (a)	25,000	19,161,750
Teleflex, Inc. (b)	174,000	33,709,020
West Pharmaceutical Services, Inc.	94,000	7,671,340

		138,228,520

Health Care Providers & Services—3.6%
Acadia Healthcare Co., Inc. (a) (b)	164,000	7,150,400
Envision Healthcare Corp. (a)	277,000	16,985,640
Henry Schein, Inc. (a)	79,000	13,427,630
MEDNAX, Inc. (a) (b)	325,000	22,548,500

		60,112,170

Health Care Technology—0.6%
athenahealth, Inc. (a) (b)	32,000	3,606,080
Veeva Systems, Inc. - Class A (a) (b)	127,000	6,512,560

		10,118,640

BHFTI-380

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—5.6%
Aramark	285,000	$10,507,950
Marriott International, Inc. - Class A	284,000	26,747,120
MGM Resorts International	327,000	8,959,800
Norwegian Cruise Line Holdings, Ltd. (a) (b)	569,000	28,865,370
Royal Caribbean Cruises, Ltd.	94,000	9,222,340
Vail Resorts, Inc. (b)	47,000	9,019,300

		93,321,880

Industrial Conglomerates—1.6%
Roper Technologies, Inc.	127,000	26,224,230

Insurance—4.7%
FNF Group	695,000	27,063,300
Progressive Corp. (The)	492,000	19,276,560
Willis Towers Watson plc	248,000	32,460,720

		78,800,580

Internet & Direct Marketing Retail—0.2%
TripAdvisor, Inc. (a) (b)	96,000	4,143,360

Internet Software & Services—1.5%
Match Group, Inc. (a) (b)	160,000	2,612,800
VeriSign, Inc. (a) (b)	221,000	19,251,310
Zillow Group, Inc. - Class A (a) (b)	55,000	1,859,550
Zillow Group, Inc. - Class C (a) (b)	58,000	1,952,860

		25,676,520

IT Services—7.8%
Black Knight Financial Services, Inc. - Class A (a) (b)	32,000	1,225,600
CoreLogic, Inc. (a)	330,612	13,462,521
CSRA, Inc. (b)	283,000	8,289,070
Fidelity National Information Services, Inc.	111,000	8,837,820
Fiserv, Inc. (a)	253,000	29,173,430
FleetCor Technologies, Inc. (a)	108,000	16,354,440
Gartner, Inc. (a)	64,000	6,911,360
Global Payments, Inc.	254,000	20,492,720
Sabre Corp. (b)	378,000	8,009,820
Vantiv, Inc. - Class A (a)	286,000	18,338,320

		131,095,101

Life Sciences Tools & Services—3.9%
Agilent Technologies, Inc.	444,000	23,474,280
Bruker Corp. (b)	621,000	14,487,930
Illumina, Inc. (a)	70,000	11,944,800
Mettler-Toledo International, Inc. (a)	14,000	6,704,740
Quintiles IMS Holdings, Inc. (a)	113,000	9,099,890

		65,711,640

Machinery—4.2%
Colfax Corp. (a)	142,000	5,574,920
Fortive Corp.	238,000	14,332,360
IDEX Corp. (b)	265,000	24,780,150
Middleby Corp. (The) (a)	57,000	7,777,650
WABCO Holdings, Inc. (a)	48,000	5,636,160

Machinery—(Continued)
Xylem, Inc.	237,000	11,902,140

		70,003,380

Metals & Mining—0.6%
Franco-Nevada Corp.	143,000	9,367,930

Multiline Retail—1.4%
Dollar General Corp.	347,000	24,196,310

Oil, Gas & Consumable Fuels—0.9%
ARC Resources, Ltd.	250,000	3,571,831
Centennial Resource Development, Inc. - Class A (a) (c) (d)	73,503	1,272,962
Centennial Resource Development, Inc. - Class A (a) (b)	144,000	2,625,120
Concho Resources, Inc. (a)	64,000	8,213,760

		15,683,673

Pharmaceuticals—1.2%
Catalent, Inc. (a) (b)	382,000	10,818,240
Zoetis, Inc.	189,000	10,086,930

		20,905,170

Professional Services—4.1%
Equifax, Inc. (b)	191,000	26,117,340
IHS Markit, Ltd. (a)	553,000	23,198,350
TransUnion (a)	97,000	3,719,950
Verisk Analytics, Inc. (a)	195,000	15,822,300

		68,857,940

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Class A (a) (c) (d)	47,810	2,477,036

Road & Rail—1.2%
J.B. Hunt Transport Services, Inc.	64,000	5,871,360
Kansas City Southern	140,000	12,006,400
Old Dominion Freight Line, Inc. (b)	32,000	2,738,240

		20,616,000

Semiconductors & Semiconductor Equipment—3.4%
KLA-Tencor Corp.	94,000	8,936,580
Microchip Technology, Inc. (b)	411,000	30,323,580
NXP Semiconductors NV (a)	110,000	11,385,000
Xilinx, Inc. (b)	125,000	7,236,250

		57,881,410

Software—4.6%
Atlassian Corp. plc - Class A (a) (b)	269,000	8,056,550
Electronic Arts, Inc. (a)	121,000	10,831,920
Guidewire Software, Inc. (a) (b)	71,000	3,999,430
Red Hat, Inc. (a)	221,000	19,116,500
ServiceNow, Inc. (a)	32,000	2,799,040
Snap, Inc. - Class A (a)	73,900	1,664,967
Splunk, Inc. (a) (b)	126,000	7,848,540

BHFTI-381

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
SS&C Technologies Holdings, Inc. (b)	252,000	$8,920,800
Tableau Software, Inc. - Class A (a) (b)	115,000	5,698,250
Workday, Inc. - Class A (a) (b)	94,000	7,828,320

		76,764,317

Specialty Retail—5.1%
AutoZone, Inc. (a) (b)	32,000	23,137,600
Burlington Stores, Inc. (a)	95,000	9,242,550
CarMax, Inc. (a) (b)	236,000	13,975,920
Dick’s Sporting Goods, Inc. (b)	126,000	6,131,160
L Brands, Inc.	142,000	6,688,200
Michaels Cos., Inc. (The) (a) (b)	473,000	10,590,470
O’Reilly Automotive, Inc. (a) (b)	60,000	16,190,400

		85,956,300

Textiles, Apparel & Luxury Goods—2.4%
Carter’s, Inc.	88,000	7,902,400
Coach, Inc.	630,000	26,037,900
PVH Corp.	57,000	5,897,790

		39,838,090

Total Common Stocks (Cost $1,107,024,385)		1,584,870,254

Convertible Preferred Stocks—0.5%

Real Estate Management & Development—0.5%
WeWork Cos., Inc.- Series D1 (a) (c) (d)	89,839	4,654,559
WeWork Cos., Inc.- Series D2 (a) (c) (d)	70,588	3,657,164

Total Convertible Preferred Stocks (Cost $2,671,296)		8,311,723

Short-Term Investment—4.9%

Mutual Fund—4.9%
T. Rowe Price Treasury Reserve Fund (e)	81,934,248	81,934,249

Total Short-Term Investments (Cost $81,934,249)		81,934,249

Securities Lending Reinvestments (f)—18.0%

Certificates of Deposit—10.7%
ABN AMRO Bank NV Zero Coupon, 05/05/17	3,390,191	3,397,212
Zero Coupon, 06/23/17	5,976,602	5,985,240
Bank of America N.A. 1.271%, 07/11/17 (g)	11,000,000	11,011,640
Bank of Montreal Chicago 1.081%, 09/06/17 (g)	6,500,000	6,506,634
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (g)	2,000,000	2,000,966
1.510%, 08/18/17	4,137,950	4,102,579

Certificates of Deposit—(Continued)
Canadian Imperial Bank 1.392%, 10/27/17 (g)	2,500,000	2,503,008
1.454%, 05/24/17 (g)	1,500,878	1,500,525
Chiba Bank, Ltd., New York 1.240%, 05/11/17	3,000,000	3,000,798
Cooperative Rabobank UA New York 1.422%, 10/13/17 (g)	2,500,000	2,503,405
Credit Agricole Corporate and Investment Bank 1.491%, 04/12/17 (g)	5,500,000	5,500,621
Credit Industriel et Commercial 1.440%, 04/05/17 (g)	1,900,000	1,900,082
Credit Suisse AG New York 1.511%, 04/03/17 (g)	1,900,000	1,900,030
1.581%, 04/11/17 (g)	4,400,000	4,400,361
1.581%, 05/12/17 (g)	3,000,000	3,000,909
Danske Bank A/S London Zero Coupon, 05/12/17	4,985,528	4,994,850
DNB NOR Bank ASA 1.279%, 07/28/17 (g)	2,400,000	2,401,061
ING Bank NV 1.461%, 04/18/17 (g)	5,400,000	5,402,301
KBC Bank NV 1.120%, 05/08/17	500,000	500,075
1.150%, 04/18/17	5,000,000	5,000,450
1.150%, 04/27/17	4,000,000	3,997,640
1.170%, 04/06/17	2,000,000	2,000,020
Mitsubishi UFJ Trust and Banking Corp. 1.581%, 04/11/17 (g)	4,000,000	4,000,488
Mizuho Bank, Ltd., New York 1.339%, 08/02/17 (g)	1,300,000	1,300,749
1.543%, 05/17/17	1,500,000	1,500,446
1.591%, 04/11/17 (g)	3,500,000	3,500,266
1.643%, 04/18/17 (g)	3,800,000	3,800,551
National Australia Bank London 1.199%, 05/02/17 (g)	4,000,000	4,001,401
1.338%, 11/09/17 (g)	5,500,000	5,491,035
Natixis New York 1.241%, 08/03/17 (g)	4,600,000	4,602,962
1.444%, 04/07/17 (g)	2,500,000	2,500,138
Norinchukin Bank New York 1.346%, 08/21/17 (g)	4,500,000	4,501,409
1.451%, 07/12/17 (g)	6,000,000	6,005,310
Oversea-Chinese Banking Corp., Ltd. 1.000%, 06/01/17	2,500,000	2,499,918
Rabobank London 1.422%, 10/13/17 (g)	1,000,000	1,002,445
Royal Bank of Canada New York 1.340%, 04/04/17 (g)	2,000,000	1,999,950
1.422%, 10/13/17 (g)	3,500,000	3,506,262
Sumitomo Bank New York 1.410%, 05/05/17 (g)	1,500,000	1,500,292
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	1,009,233	1,000,578
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (g)	6,700,000	6,703,584

BHFTI-382

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York
1.534%, 04/07/17 (g)	2,500,000	$2,500,145
1.591%, 04/12/17 (g)	2,000,000	2,000,399
Sumitomo Mitsui Trust Bank, Ltd. 1.120%, 05/08/17	1,000,000	1,000,150
Sumitomo Mitsui Trust Bank, Ltd., New York 1.558%, 04/10/17 (g)	2,500,000	2,500,315
1.572%, 04/26/17 (g)	4,000,000	4,001,324
Svenska Handelsbanken New York 1.508%, 05/18/17 (g)	5,000,000	5,002,585
Toronto Dominion Bank New York 1.221%, 03/13/18 (g)	7,500,000	7,497,357
1.330%, 01/10/18 (g)	3,000,000	3,000,588
UBS, Stamford 1.301%, 05/12/17 (g)	4,000,000	4,000,984
1.589%, 07/31/17 (g)	1,002,167	1,002,754
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (g)	2,300,000	2,303,761
1.452%, 04/26/17 (g)	2,400,000	2,400,638

		180,139,191

Commercial Paper—3.8%
Barton Capital S.A. 1.110%, 04/21/17	2,991,490	2,997,999
1.160%, 04/07/17	2,990,913	2,999,589
Commonwealth Bank Australia 1.389%, 10/23/17 (g)	3,000,000	3,003,666
DCAT LLC 1.200%, 04/11/17	1,798,080	1,799,503
Den Norske ASA 1.432%, 04/27/17 (g)	2,400,000	2,400,518
Erste Abwicklungsanstalt 1.098%, 07/18/17 (g)	12,500,000	12,498,900
HSBC plc 1.442%, 04/25/17 (g)	6,000,000	6,001,080
Kells Funding LLC 1.100%, 06/05/17	3,486,525	3,492,464
LMA S.A. & LMA Americas 1.090%, 05/10/17	1,994,066	1,997,562
1.120%, 04/13/17	1,495,800	1,499,466
Macquarie Bank, Ltd. 1.120%, 04/24/17	5,983,200	5,995,470
Ridgefield Funding Co. LLC 1.184%, 09/07/17 (g)	2,000,000	1,999,764
1.300%, 06/12/17	3,979,922	3,990,556
Sheffield Receivables Co. 1.170%, 04/04/17	7,478,306	7,499,453
Versailles Commercial Paper LLC 1.120%, 04/24/17	2,991,600	2,998,161
Westpac Banking Corp. 1.380%, 10/20/17 (g)	3,600,000	3,606,524

		64,780,675

Repurchase Agreements—2.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $5,278,209 on 04/03/17, collateralized by $7,591,454 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $5,383,431.	5,277,870	5,277,870
Deutsche Bank AG, London Repurchase Agreement dated 03/31/17 at 0.950% to be repurchased at $45,022 on 04/03/17, collateralized by $45,548 Foreign Obligations at 1.875%, with maturity dates ranging from 03/13/19 - 06/11/19, with a value of $45,919.	45,018	45,018
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $4,000,433 on 04/03/17, collateralized by $617,993 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock, with a value of $4,391,946.	4,000,000	4,000,000
Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $15,009,750 on 04/03/17, collateralized by $2,317,473 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock, with a value of $16,469,798.	15,000,000	15,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $4,023,040 on 06/02/17, collateralized by various Common Stock with a value of $4,400,000.	4,000,000	4,000,000
Macquarie Bank, Ltd. London Repurchase Agreement dated 03/31/17 at 0.820% to be repurchased at $1,100,075 on 04/03/17, collateralized by $1,093,119 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 05/04/17 - 05/15/46, with a value of $1,122,678.	1,100,000	1,100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $3,736,229 on 07/03/17, collateralized by various Common Stock with a value of $4,070,000.	3,700,000	3,700,000

BHFTI-383

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/31/17 at 0.930% to be repurchased at $4,900,380 on 04/03/17, collateralized by $14,668,025 U.S. Government Agency Obligations with rates ranging from 0.000% - 11.022%, maturity dates ranging from 09/15/17 - 09/20/63, with a value of $4,998,000.	4,900,000	$4,900,000

		38,022,888

Time Deposits—1.2%
OP Corporate Bank plc 1.180%, 04/24/17	5,000,000	5,000,000
1.200%, 04/10/17	3,000,000	3,000,000
Royal Bank of Canada 0.810%, 04/03/17	4,000,000	4,000,000
Shinkin Central Bank 1.440%, 04/25/17	5,000,000	5,000,000
1.440%, 04/26/17	1,000,000	1,000,000
1.440%, 04/27/17	2,100,000	2,100,000

		20,100,000

Total Securities Lending Reinvestments (Cost $302,971,920)		303,042,754

Total Investments—117.7% (Cost $1,494,601,850) (h)		1,978,158,980
Other assets and liabilities (net)—(17.7)%		(297,301,756)

Net Assets—100.0%		$1,680,857,224

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $295,294,312 and the collateral received consisted of cash in the amount of $302,915,341. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.7% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2017, the market value of restricted securities was $12,061,721, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(h)	As of March 31, 2017, the aggregate cost of investments was $1,494,601,850. The aggregate unrealized appreciation and depreciation of investments were $501,455,327 and $(17,898,197), respectively, resulting in net unrealized appreciation of $483,557,130.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Centennial Resource Development, Inc. - Class A	12/28/16	73,503	$1,068,734	$1,272,962
WeWork Cos., Inc. - Class A	12/09/14 - 05/26/15	47,810	722,353	2,477,036
WeWork Cos., Inc.- Series D1	12/09/14	89,839	1,495,924	4,654,559
WeWork Cos., Inc.- Series D2	12/09/14	70,588	1,175,372	3,657,164

				$12,061,721

BHFTI-384

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$61,626,692	$—	$—	$61,626,692
Airlines	4,520,960	—	—	4,520,960
Automobiles	12,674,266	—	—	12,674,266
Banks	3,202,560	—	—	3,202,560
Biotechnology	45,876,880	—	—	45,876,880
Building Products	19,145,069	—	—	19,145,069
Capital Markets	67,801,690	—	—	67,801,690
Chemicals	49,697,630	—	—	49,697,630
Commercial Services & Supplies	30,457,790	—	—	30,457,790
Communications Equipment	21,141,300	—	—	21,141,300
Construction Materials	10,257,750	—	—	10,257,750
Consumer Finance	3,847,800	—	—	3,847,800
Containers & Packaging	22,006,960	—	—	22,006,960
Electrical Equipment	30,122,910	—	—	30,122,910
Electronic Equipment, Instruments & Components	27,165,220	—	—	27,165,220
Equity Real Estate Investment Trusts	2,888,880	—	—	2,888,880
Food & Staples Retailing	19,337,760	—	—	19,337,760
Food Products	27,117,940	—	—	27,117,940
Health Care Equipment & Supplies	138,228,520	—	—	138,228,520
Health Care Providers & Services	60,112,170	—	—	60,112,170
Health Care Technology	10,118,640	—	—	10,118,640
Hotels, Restaurants & Leisure	93,321,880	—	—	93,321,880
Industrial Conglomerates	26,224,230	—	—	26,224,230
Insurance	78,800,580	—	—	78,800,580
Internet & Direct Marketing Retail	4,143,360	—	—	4,143,360
Internet Software & Services	25,676,520	—	—	25,676,520
IT Services	131,095,101	—	—	131,095,101
Life Sciences Tools & Services	65,711,640	—	—	65,711,640
Machinery	70,003,380	—	—	70,003,380
Metals & Mining	9,367,930	—	—	9,367,930
Multiline Retail	24,196,310	—	—	24,196,310
Oil, Gas & Consumable Fuels	14,410,711	1,272,962	—	15,683,673
Pharmaceuticals	20,905,170	—	—	20,905,170
Professional Services	68,857,940	—	—	68,857,940
Real Estate Management & Development	—	—	2,477,036	2,477,036

BHFTI-385

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Road & Rail	$20,616,000	$—	$—	$20,616,000
Semiconductors & Semiconductor Equipment	57,881,410	—	—	57,881,410
Software	76,764,317	—	—	76,764,317
Specialty Retail	85,956,300	—	—	85,956,300
Textiles, Apparel & Luxury Goods	39,838,090	—	—	39,838,090
Total Common Stocks	1,581,120,256	1,272,962	2,477,036	1,584,870,254
Total Convertible Preferred Stocks*	—	—	8,311,723	8,311,723
Total Short-Term Investment*	81,934,249	—	—	81,934,249
Total Securities Lending Reinvestments*	—	303,042,754	—	303,042,754
Total Investments	$1,663,054,505	$304,315,716	$10,788,759	$1,978,158,980

Collateral for Securities Loaned (Liability)	$—	$(302,915,341)	$—	$(302,915,341)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

BHFTI-386

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

U.S. Treasury & Government Agencies—60.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—29.6%
Fannie Mae 10 Yr. Pool 2.500%, 10/01/26	10,348,253	$10,486,081
Fannie Mae 15 Yr. Pool 3.000%, TBA (a)	13,095,000	13,426,664
Fannie Mae 30 Yr. Pool 3.000%, 07/01/45	22,872,065	22,756,027
3.000%, TBA (a)	11,310,000	11,211,037
3.500%, 02/01/46	18,443,182	18,876,415
3.500%, TBA (a)	21,775,000	22,273,443
4.000%, 09/01/46	37,886,822	39,745,183
4.000%, TBA (a)	12,615,000	13,231,952
4.500%, 02/01/46	7,259,690	7,784,713
4.500%, 10/01/46	10,509,390	11,291,391
4.500%, 02/01/47	20,909,702	22,436,890
4.500%, 03/01/47	31,700,000	34,057,334
4.500%, TBA (a)	23,085,000	24,751,448
Fannie Mae Pool 2.470%, 01/01/23	2,500,000	2,513,801
2.740%, 03/01/25	2,135,840	2,142,042
2.740%, 03/01/26	3,855,000	3,816,509
2.950%, 05/01/31	4,328,410	4,214,212
3.030%, 03/01/31	1,081,682	1,057,929
3.280%, 02/01/28	3,975,000	4,035,817
3.320%, 08/01/26	1,895,000	1,944,494
3.390%, 01/01/31	4,725,000	4,782,083
3.500%, 01/01/44	8,470,016	8,692,195
3.550%, 03/01/24	4,098,077	4,322,576
3.580%, 03/01/27	2,905,129	2,995,769
3.920%, 10/01/23	1,730,000	1,842,700
4.080%, 01/01/29	4,360,021	4,720,541
4.381%, 04/01/21	6,752,269	7,221,008
4.381%, 06/01/21	7,135,591	7,656,207
4.520%, 08/01/19	4,124,617	4,359,981
4.550%, 10/01/19	4,954,924	5,241,109
4.590%, 08/01/26	2,910,340	3,185,819
Fannie Mae-ACES (CMO) 1.332%, 05/25/18 (b)	2,148,543	2,149,002
1.332%, 08/25/18 (b)	7,299,010	7,308,531
2.569%, 12/25/26 (b)	9,410,000	9,008,155
3.047%, 12/25/24 (b)	9,607,414	9,674,158
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/31	10,501,923	10,517,645
2.500%, 01/01/32	2,484,693	2,488,413
3.000%, 03/01/31	3,237,549	3,323,576
Freddie Mac 30 Yr. Gold Pool 3.000%, 06/01/46	10,234,307	10,147,058
3.000%, 08/01/46	5,068,787	5,025,574
3.000%, 09/01/46	4,021,312	3,987,029
3.000%, 10/01/46	12,298,077	12,193,233
3.000%, 11/01/46	16,080,025	15,942,939
3.000%, 01/01/47	17,669,018	17,518,386
3.000%, 02/01/47	2,238,986	2,219,884
3.500%, 04/01/45	8,257,508	8,513,952
3.500%, 11/01/45	7,800,672	7,983,338
3.500%, 03/01/46	6,538,500	6,691,610
3.500%, 04/01/46	18,725,296	19,163,779

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 06/01/46	6,117,869	6,261,129
3.500%, 08/01/46	12,751,000	13,049,585
3.500%, 09/01/46	2,286,713	2,340,260
4.000%, 01/01/45	6,988,266	7,398,582
4.000%, 11/01/45	7,416,027	7,784,793
4.000%, 12/01/45	16,136,721	17,061,069
4.000%, 05/01/46	10,236,297	10,745,302
Freddie Mac Multi-family Structured Pass-Through Certificates 1.329%, 07/25/20 (b)	1,434,046	1,435,858
1.409%, 07/25/20 (b)	1,470,945	1,473,780
3.511%, 04/25/30	4,495,000	4,587,843
Ginnie Mae II 30 Yr. Pool 3.000%, 10/20/46	4,052,119	4,092,421
3.000%, 12/20/46	12,120,086	12,240,630
3.000%, TBA (a)	13,520,000	13,638,300
3.500%, 04/20/46	10,021,959	10,403,258
3.500%, 05/20/46	4,572,802	4,746,781
3.500%, 06/20/46	11,833,140	12,283,349
3.500%, 11/20/46	14,578,405	15,133,061
3.500%, TBA (a)	15,355,000	15,921,216
4.000%, TBA (a)	18,040,000	19,053,341

		660,580,190

U.S. Treasury—31.1%
U.S. Treasury Bonds 2.875%, 11/15/46	6,985,000	6,777,357
3.000%, 02/15/47 (c)	92,815,000	92,485,043
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (d)	17,357,727	16,523,306
U.S. Treasury Inflation Indexed Notes 0.375%, 07/15/25 (d)	22,227,349	22,284,162
U.S. Treasury Notes 0.750%, 10/31/17	79,450,000	79,356,885
1.000%, 12/31/17 (c)	20,625,000	20,620,978
1.125%, 02/28/19 (c)	16,270,000	16,233,132
1.250%, 03/31/19	50,940,000	50,930,067
1.500%, 01/31/22 (c)	48,870,000	47,907,847
1.875%, 01/31/22 (c)	29,040,000	28,976,460
1.875%, 02/28/22	140,570,000	140,268,056
1.875%, 03/31/22	86,935,000	86,710,882
2.250%, 02/15/27 (c)	87,935,000	86,811,806

		695,885,981

Total U.S. Treasury & Government Agencies (Cost $1,361,870,837)		1,356,466,171

Corporate Bonds & Notes—27.6%

Aerospace/Defense—0.3%
United Technologies Corp. 1.778%, 05/04/18	6,850,000	6,848,061

BHFTI-387

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—0.5%
America West Airlines Pass-Through Trust 7.100%, 04/02/21	660,830	$719,478
8.057%, 07/02/20	454,253	508,763
American Airlines Pass-Through Trust 4.000%, 07/15/25	1,609,968	1,661,648
4.950%, 01/15/23	761,177	809,610
Continental Airlines Pass-Through Trust 6.545%, 02/02/19	1,805,150	1,917,971
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	2,160,500	2,354,945
7.076%, 03/20/21	2,314,877	2,471,132

		10,443,547

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC 1.724%, 12/06/17	5,100,000	5,099,933
2.145%, 01/09/18	1,000,000	1,002,541
3.000%, 06/12/17	1,400,000	1,403,962
General Motors Co. 3.500%, 10/02/18 (c)	1,000,000	1,021,952
4.875%, 10/02/23 (c)	3,725,000	3,974,251
General Motors Financial Co., Inc. 3.200%, 07/06/21	200,000	200,759

		12,703,398

Banks—10.3%
American Express Centurion Bank 6.000%, 09/13/17	2,000,000	2,039,722
Bank of America Corp. 3.875%, 08/01/25	1,800,000	1,831,909
4.125%, 01/22/24	3,090,000	3,227,619
4.875%, 04/01/44	900,000	970,688
5.000%, 01/21/44	1,500,000	1,634,705
5.650%, 05/01/18	8,310,000	8,645,874
5.750%, 12/01/17	4,845,000	4,972,777
6.000%, 09/01/17 (c)	2,200,000	2,239,514
6.400%, 08/28/17	2,000,000	2,038,836
6.500%, 07/15/18	2,000,000	2,112,446
6.875%, 04/25/18	6,915,000	7,276,191
7.625%, 06/01/19 (c)	4,000,000	4,459,160
Bank of America N.A. 6.100%, 06/15/17	1,050,000	1,059,612
Capital One N.A. 1.650%, 02/05/18	755,000	754,873
Citigroup, Inc. 1.700%, 04/27/18	12,106,000	12,111,133
1.750%, 05/01/18	3,000,000	2,999,148
1.800%, 02/05/18	5,250,000	5,252,698
6.000%, 08/15/17	1,850,000	1,878,653
6.125%, 11/21/17	3,190,000	3,280,513
6.125%, 05/15/18 (c)	7,355,000	7,698,817
Discover Bank 2.000%, 02/21/18	3,000,000	3,002,526
2.600%, 11/13/18	2,085,000	2,104,434

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 2.139%, 11/15/18 (b)	7,000,000	7,074,130
2.375%, 01/22/18 (c)	6,500,000	6,535,633
3.850%, 07/08/24	1,595,000	1,633,808
5.950%, 01/18/18	8,935,000	9,226,924
6.150%, 04/01/18	8,185,000	8,526,969
HBOS plc 6.750%, 05/21/18 (144A)	1,645,000	1,722,674
JPMorgan Chase & Co. 2.700%, 05/18/23	5,585,000	5,473,389
3.900%, 07/15/25	6,000,000	6,202,062
6.000%, 01/15/18 (c)	13,390,000	13,841,993
6.300%, 04/23/19 (c)	3,415,000	3,709,561
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	10,480,000	10,699,566
Morgan Stanley 1.842%, 02/14/20 (b)	6,290,000	6,303,681
3.875%, 01/27/26 (c)	3,500,000	3,546,550
5.625%, 09/23/19	4,050,000	4,373,158
5.950%, 12/28/17	5,765,000	5,944,609
6.625%, 04/01/18	5,895,000	6,170,190
7.300%, 05/13/19	1,000,000	1,105,415
Santander UK Group Holdings plc 2.875%, 08/05/21	1,175,000	1,159,709
Santander UK plc 3.050%, 08/23/18	5,000,000	5,080,115
UBS AG 1.375%, 06/01/17	7,000,000	7,001,414
Wachovia Corp. 5.750%, 02/01/18	16,355,000	16,868,956
Wells Fargo & Co. 2.500%, 03/04/21	4,065,000	4,053,362
2.600%, 07/22/20	5,175,000	5,226,170
3.000%, 04/22/26	3,500,000	3,359,023
3.000%, 10/23/26	600,000	574,472
Wells Fargo Bank N.A. 6.000%, 11/15/17	3,000,000	3,081,060

		230,086,441

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	10,163,000	10,276,826

Biotechnology—0.9%
Amgen, Inc. 2.125%, 05/15/17	2,500,000	2,502,785
4.400%, 05/01/45	3,000,000	2,911,923
4.663%, 06/15/51	1,000,000	1,000,622
Baxalta, Inc. 2.875%, 06/23/20	1,000,000	1,014,050
4.000%, 06/23/25	2,497,000	2,544,198
Biogen, Inc. 5.200%, 09/15/45	2,100,000	2,270,316
Celgene Corp. 5.000%, 08/15/45	4,250,000	4,448,539

BHFTI-388

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc. 2.950%, 03/01/27 (c)	1,905,000	$1,806,715
3.700%, 04/01/24 (c)	1,500,000	1,540,833
4.750%, 03/01/46	940,000	958,793

		20,998,774

Commercial Services—0.3%
Moody’s Corp. 1.414%, 09/04/18 (b)	4,000,000	4,006,932
University of Southern California 3.028%, 10/01/39	3,030,000	2,734,254

		6,741,186

Computers—0.1%
Apple, Inc. 4.650%, 02/23/46	998,000	1,070,856

Diversified Financial Services—1.2%
American Express Co. 7.000%, 03/19/18	4,264,000	4,477,545
American Express Credit Corp. 2.200%, 03/03/20	3,000,000	3,004,542
Bear Stearns Cos. LLC (The) 7.250%, 02/01/18	3,000,000	3,135,369
International Lease Finance Corp. 7.125%, 09/01/18 (144A)	8,700,000	9,298,108
Protective Life Global Funding 1.656%, 06/08/18 (144A) (b)	3,500,000	3,501,789
2.700%, 11/25/20 (144A)	3,045,000	3,067,082

		26,484,435

Electric—3.0%
American Electric Power Co., Inc. 1.650%, 12/15/17	2,445,000	2,444,257
Appalachian Power Co. 4.450%, 06/01/45	2,200,000	2,279,226
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	3,000,000	3,104,523
Commonwealth Edison Co. 6.150%, 09/15/17	2,030,000	2,071,621
Dominion Resources, Inc. 1.875%, 12/15/18 (144A)	5,000,000	4,991,320
Duke Energy Carolinas LLC 4.250%, 12/15/41	3,300,000	3,416,114
Duke Energy Progress LLC 4.100%, 05/15/42	1,000,000	1,014,485
4.100%, 03/15/43	2,325,000	2,329,478
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,628,700
El Paso Electric Co. 3.300%, 12/15/22	825,000	826,420
Emera U.S. Finance L.P. 2.700%, 06/15/21 (c)	4,000,000	3,977,336
Entergy Corp. 4.000%, 07/15/22 (c)	3,000,000	3,142,368

Electric—(Continued)
Exelon Corp. 1.550%, 06/09/17	4,075,000	4,075,122
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	4,000,000	4,156,768
International Transmission Co. 4.625%, 08/15/43 (144A)	2,750,000	2,965,991
IPALCO Enterprises, Inc. 5.000%, 05/01/18 (c)	560,000	575,400
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,015,513
NextEra Energy Capital Holdings, Inc. 1.586%, 06/01/17	4,000,000	4,001,064
2.056%, 09/01/17	2,455,000	2,462,912
PacifiCorp 3.350%, 07/01/25	2,000,000	2,030,158
Pennsylvania Electric Co. 4.150%, 04/15/25 (144A)	2,800,000	2,814,913
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,191,063
Public Service Electric & Gas Co. 4.050%, 05/01/45	3,000,000	2,969,628
Southwestern Electric Power Co. 6.450%, 01/15/19	2,000,000	2,150,768
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,378,612

		68,013,760

Food—0.4%
Kraft Heinz Foods Co. 3.500%, 07/15/22 (c)	1,500,000	1,532,642
3.950%, 07/15/25 (c)	2,925,000	2,969,413
5.200%, 07/15/45	3,270,000	3,413,069

		7,915,124

Gas—0.2%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (c)	4,000,000	3,892,340
Spire, Inc. 4.700%, 08/15/44	1,000,000	1,000,489

		4,892,829

Healthcare-Services—1.2%
Aetna, Inc. 2.800%, 06/15/23 (c)	2,000,000	1,983,656
Anthem, Inc. 1.875%, 01/15/18	4,455,000	4,458,404
2.300%, 07/15/18	1,915,000	1,923,518
4.650%, 08/15/44	3,000,000	3,045,252
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,114,969
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,198,069
Northwell Healthcare, Inc. 3.979%, 11/01/46	3,405,000	3,127,979
4.800%, 11/01/42	1,600,000	1,665,568

BHFTI-389

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	$1,735,750
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	1,015,000	967,081
UnitedHealth Group, Inc. 6.000%, 02/15/18 (c)	2,910,000	3,022,148

		27,242,394

Insurance—0.5%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	3,700,000	3,886,517
Farmers Exchange Capital III 5.454%, 10/15/54 (144A) (b) (c)	3,530,000	3,552,945
Teachers Insurance & Annuity Association of America 4.375%, 09/15/54 (144A) (b)	3,500,000	3,456,250

		10,895,712

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	3,215,000	3,701,545
Comcast Corp. 4.400%, 08/15/35	1,500,000	1,554,780
Time Warner Cable LLC 5.875%, 11/15/40	1,500,000	1,592,340
6.750%, 07/01/18	1,315,000	1,390,523

		8,239,188

Miscellaneous Manufacturing—0.1%
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	3,420,000	3,246,603

Oil & Gas—0.1%
Anadarko Petroleum Corp. 4.500%, 07/15/44	620,000	584,843
Devon Energy Corp. 5.000%, 06/15/45 (c)	815,000	817,717
Noble Energy, Inc. 5.050%, 11/15/44 (c)	1,050,000	1,073,713
Shell International Finance B.V. 4.375%, 05/11/45	650,000	659,167

		3,135,440

Packaging & Containers—0.1%
Amcor Finance USA, Inc. 3.625%, 04/28/26 (144A) (c)	2,625,000	2,600,110

Pharmaceuticals—1.3%
AbbVie, Inc. 1.800%, 05/14/18 (c)	1,219,000	1,220,371
3.200%, 05/14/26 (c)	1,945,000	1,869,684
3.600%, 05/14/25	2,281,000	2,281,431
4.300%, 05/14/36	1,273,000	1,233,713

Pharmaceuticals—(Continued)
Actavis Funding SCS 3.800%, 03/15/25	7,285,000	7,351,461
4.550%, 03/15/35	1,200,000	1,203,262
Actavis, Inc. 1.875%, 10/01/17	2,000,000	2,001,880
Bayer U.S. Finance LLC 1.500%, 10/06/17 (144A)	2,850,000	2,847,637
Express Scripts Holding Co. 3.400%, 03/01/27 (c)	2,000,000	1,883,560
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	4,500,000	4,467,568
Teva Pharmaceutical Finance Netherlands III B.V. 1.400%, 07/20/18 (c)	3,000,000	2,982,351

		29,342,918

Pipelines—1.1%
Columbia Pipeline Group, Inc. 2.450%, 06/01/18	2,250,000	2,260,735
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (c)	2,000,000	2,235,504
Energy Transfer Partners L.P. 5.150%, 03/15/45	5,065,000	4,794,205
6.500%, 02/01/42	700,000	755,681
Enterprise Products Operating LLC 4.450%, 02/15/43	500,000	475,768
Kinder Morgan, Inc. 3.050%, 12/01/19	2,950,000	2,999,672
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	1,260,000	1,339,850
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	4,043,194
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,170,495
Williams Partners L.P. 3.600%, 03/15/22	3,490,000	3,540,179

		25,615,283

Real Estate Investment Trusts—2.4%
Alexandria Real Estate Equities, Inc. 2.750%, 01/15/20	475,000	476,470
4.600%, 04/01/22	5,292,000	5,622,522
HCP, Inc. 3.750%, 02/01/19 (c)	3,000,000	3,075,648
4.000%, 12/01/22 (c)	1,975,000	2,037,238
4.250%, 11/15/23	3,216,000	3,323,363
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,848,148
5.750%, 01/15/21	538,000	589,617
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26 (c)	1,885,000	1,812,761
Highwoods Realty L.P. 7.500%, 04/15/18	2,783,000	2,938,934

BHFTI-390

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp. 4.300%, 02/01/18	5,680,000	$5,761,593
Realty Income Corp. 2.000%, 01/31/18	4,500,000	4,507,632
SL Green Realty Corp. 5.000%, 08/15/18 (c)	1,500,000	1,550,765
Ventas Realty L.P. 3.125%, 06/15/23	590,000	582,384
3.250%, 10/15/26 (c)	2,500,000	2,372,160
4.125%, 01/15/26	4,750,000	4,820,804
WEA Finance LLC / Westfield UK & Europe Finance plc 1.750%, 09/15/17 (144A)	703,000	703,174
2.700%, 09/17/19 (144A)	5,925,000	5,979,954
Welltower, Inc. 4.700%, 09/15/17	5,000,000	5,065,645

		53,068,812

Retail—0.6%
CVS Health Corp. 3.875%, 07/20/25 (c)	5,840,000	6,017,226
5.125%, 07/20/45	1,215,000	1,340,506
Wal-Mart Stores, Inc. 4.300%, 04/22/44 (c)	1,000,000	1,055,844
4.750%, 10/02/43	1,400,000	1,556,789
Walgreens Boots Alliance, Inc. 3.450%, 06/01/26	1,280,000	1,251,532
4.800%, 11/18/44	2,300,000	2,346,099

		13,567,996

Software—0.2%
Microsoft Corp. 3.300%, 02/06/27 (c)	2,150,000	2,182,996
3.750%, 02/12/45	2,330,000	2,210,322

		4,393,318

Telecommunications—1.3%
AT&T, Inc. 3.000%, 06/30/22	1,000,000	994,795
3.600%, 02/17/23 (c)	1,400,000	1,417,921
3.800%, 03/15/22	2,000,000	2,068,732
4.350%, 06/15/45	1,500,000	1,320,271
4.750%, 05/15/46	4,175,000	3,895,638
5.250%, 03/01/37	4,440,000	4,526,376
Rogers Communications, Inc. 6.800%, 08/15/18	3,290,000	3,511,483
Verizon Communications, Inc. 4.862%, 08/21/46	7,400,000	7,114,353
5.250%, 03/16/37	3,325,000	3,437,618

		28,287,187

Transportation—0.0%
Burlington Northern Santa Fe LLC 4.550%, 09/01/44	605,000	638,026

Total Corporate Bonds & Notes (Cost $615,892,250)		616,748,224

Asset-Backed Securities—11.2%

Asset-Backed - Automobile—0.3%
Honda Auto Receivables Owner Trust 1.040%, 04/18/19	5,665,000	5,653,824

Asset-Backed - Credit Card—0.2%
Citibank Credit Card Issuance Trust 1.404%, 07/24/20 (b)	1,900,000	1,908,309
2.353%, 05/20/20 (b)	3,500,000	3,551,177

		5,459,486

Asset-Backed - Home Equity—3.1%
Asset Backed Securities Corp. Home Equity Loan Trust 1.142%, 05/25/36 (b)	3,104,976	2,982,002
Asset-Backed Funding Certificates Trust 1.122%, 09/25/36 (b)	8,139,924	7,644,669
1.612%, 03/25/35 (b)	5,249,049	5,141,519
Centex Home Equity Loan Trust 1.412%, 06/25/35 (b)	7,380,945	7,229,406
JPMorgan Mortgage Acquisition Corp. 1.687%, 06/25/35 (b)	8,803,000	8,435,203
MASTR Asset-Backed Securities Trust 1.282%, 01/25/36 (b)	7,774,266	7,639,478
1.392%, 06/25/35 (b)	547,903	547,993
New Century Home Equity Loan Trust 1.762%, 08/25/34 (b)	10,791,089	10,032,003
Option One Mortgage Loan Trust 1.642%, 05/25/35 (b)	4,263,291	4,118,419
Option One Mortgage Loan Trust Asset-Backed Certificates 1.422%, 11/25/35 (b)	10,783,000	10,588,522
Wells Fargo Home Equity Trust 1.627%, 04/25/35 (b)	5,412,406	5,370,534

		69,729,748

Asset-Backed - Other—2.4%
AMMC CLO 19, Ltd. 2.381%, 10/15/28 (144A) (b)	4,000,000	4,027,440
Citigroup Mortgage Loan Trust, Inc. 1.657%, 05/25/35 (b)	2,961,306	2,946,048
Dryden Senior Loan Fund Zero Coupon, 04/18/26 (144A) (b)	5,185,000	5,182,407
2.374%, 04/18/26 (144A) (b)	5,185,000	5,185,218
Encore Credit Receivables Trust 1.402%, 01/25/36 (b)	2,788,561	2,781,673

BHFTI-391

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GSAMP Trust 1.662%, 10/25/34 (b)	5,359,171	$5,125,191
HSI Asset Securitization Corp. Trust 1.172%, 12/25/35 (b)	1,334,186	1,329,719
Long Beach Mortgage Loan Trust 1.777%, 02/25/35 (b)	3,725,968	3,718,742
Magnetite, Ltd. 2.458%, 07/25/26 (144A) (b)	5,000,000	5,005,905
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.657%, 06/25/35 (b)	1,415,519	1,414,039
Structured Asset Securities Corp. Mortgage Loan Trust 1.462%, 07/25/35 (b)	11,671,000	11,550,076
Voya CLO, Ltd. 1.000%, 01/18/26 (144A)	2,850,000	2,850,000
2.473%, 07/17/26 (144A) (b)	2,850,000	2,850,128

		53,966,586

Asset-Backed - Student Loan—5.2%
Education Loan Asset-Backed Trust I 1.782%, 06/25/26 (144A) (b)	6,480,688	6,486,214
Navient Student Loan Trust 2.482%, 10/25/58 (b)	2,470,000	2,208,844
Nelnet Student Loan Trust 1.582%, 02/27/51 (144A) (b)	5,182,918	5,169,930
SLC Student Loan Trust 1.241%, 03/15/27 (b)	2,372,426	2,346,211
1.291%, 09/15/39 (b)	11,000,000	10,262,036
1.291%, 03/15/55 (b)	8,310,000	7,573,569
SLM Student Loan Trust 1.098%, 01/25/22 (b)	10,320,000	9,874,219
1.188%, 10/25/29 (b)	10,200,000	10,105,950
1.418%, 10/25/24 (b)	5,615,864	5,595,112
1.582%, 11/25/27 (b)	4,548,815	4,564,386
1.588%, 04/27/26 (144A) (b)	9,112,810	9,135,545
1.601%, 12/15/27 (144A) (b)	5,213,349	5,203,485
1.732%, 05/26/26 (b)	9,890,000	9,773,238
1.732%, 01/25/45 (144A) (b)	4,392,625	4,299,078
1.788%, 10/25/40 (b)	10,240,000	9,854,308
2.538%, 04/25/23 (b)	1,430,965	1,459,536
2.782%, 09/25/43 (b)	5,800,000	5,495,823
Wachovia Student Loan Trust 1.208%, 04/25/40 (144A) (b)	7,500,000	6,754,703

		116,162,187

Total Asset-Backed Securities (Cost $250,726,915)		250,971,831

Mortgage-Backed Securities—4.3%

Collateralized Mortgage Obligations—2.6%
Citigroup Mortgage Loan Trust, Inc. 0.991%, 05/20/47 (144A) (b)	3,243,654	3,184,762

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Trust 1.018%, 05/27/37 (144A) (b)	1,486,500	1,486,154
1.058%, 04/27/47 (144A) (b)	3,694,006	3,562,429
1.066%, 09/27/46 (144A)	3,892,642	3,833,898
3.113%, 01/27/36 (144A) (b)	1,325,067	1,328,811
Morgan Stanley Mortgage Loan Trust 1.252%, 09/25/35 (b)	2,320,705	2,319,378
Morgan Stanley Resecuritization Trust 1.228%, 08/26/47 (144A) (b)	6,676,410	6,565,820
3.057%, 01/26/51 (144A) (b)	4,888,998	4,851,455
Nomura Resecuritization Trust 1.038%, 02/25/37 (144A) (b)	3,506,272	3,375,266
1.078%, 08/26/37 (144A) (b)	3,560,059	3,462,380
3.277%, 03/26/37 (144A) (b)	5,411,885	5,448,983
Structured Adjustable Rate Mortgage Loan Trust 1.657%, 01/25/35 (b)	4,591,213	4,465,909
3.291%, 03/25/34 (b)	7,109,108	7,090,404
WaMu Mortgage Pass-Through Certificates Trust 1.272%, 10/25/45 (b)	7,690,107	7,503,693

		58,479,342

Commercial Mortgage-Backed Securities—1.7%
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	1,865,000	1,911,262
7 WTC Depositor LLC Trust 4.082%, 03/13/31 (144A)	599,986	606,838
BAMLL Commercial Mortgage Securities Trust 3.819%, 07/14/37 (144A)	2,260,000	2,358,763
Banc of America Commercial Mortgage Trust 5.492%, 02/10/51	4,825,975	4,853,671
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	1,865,000	1,902,403
3.611%, 08/10/49 (144A) (b)	1,810,000	1,875,763
4.353%, 08/10/30 (144A)	1,845,000	1,998,557
DBRR Trust 4.537%, 07/12/44 (144A) (b)	3,000,000	3,145,426
JPMorgan Chase Commercial Mortgage Securities Trust 4.311%, 08/05/32 (144A)	1,708,000	1,780,129
4.388%, 07/15/46 (144A)	6,690,000	7,152,308
Morgan Stanley Capital Trust 3.727%, 10/11/50 (144A)	2,150,000	2,220,617
4.700%, 09/15/47 (144A)	1,240,078	1,291,896
RBS Commercial Funding, Inc. Trust 3.834%, 01/13/32 (144A) (b)	2,475,000	2,606,825
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (b)	1,519,000	1,478,861
Wells Fargo Commercial Mortgage Trust 2.710%, 03/18/28 (144A) (b)	2,000,000	2,022,795

		37,206,114

Total Mortgage-Backed Securities (Cost $95,993,818)		95,685,456

BHFTI-392

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Municipals—0.7%

Security Description	Shares/ Principal Amount*	Value
New York City Transitional Finance Authority, Future Tax Secured Revenue 5.267%, 05/01/27	2,150,000	$2,470,995
New York City Water & Sewer System Revenue, Build America Bonds 5.440%, 06/15/43	1,250,000	1,545,250
6.011%, 06/15/42	1,300,000	1,714,661
New York City, General Obligation Unlimited, Build America Bonds 5.968%, 03/01/36	1,750,000	2,182,180
6.271%, 12/01/37	1,575,000	2,062,384
State of Massachusetts, General Obligation Unlimited 3.000%, 04/01/41	3,750,000	3,337,537
University of California CA, Revenue 4.601%, 05/15/31	2,855,000	3,133,420

Total Municipals (Cost $16,319,516)		16,446,427

Short-Term Investments—1.0%

Mutual Fund—0.9%
State Street Institutional Liquid Reserves Fund	19,485,521	19,487,470

U.S. Treasury—0.1%
U.S. Treasury Bills 0.420%, 04/06/17 (e)	1,307,000	1,306,933

Total Short-Term Investments (Cost $20,794,380)		20,794,403

Securities Lending Reinvestments (f)—11.9%

Certificates of Deposit—7.9%
ABN AMRO Bank NV Zero Coupon, 05/05/17	2,492,788	2,497,950
Zero Coupon, 06/23/17	3,785,181	3,790,652
Banco Del Estado De Chile New York 1.426%, 06/21/17 (b)	4,000,000	4,002,168
Bank of Montreal Chicago 1.081%, 09/06/17 (b)	7,000,000	7,007,145
Bank of Nova Scotia Houston 1.355%, 11/03/17 (b)	4,000,000	4,004,394
Bank of Tokyo-Mitsubishi, Ltd. 1.358%, 11/16/17 (b)	3,000,000	3,001,449
1.510%, 08/18/17	16,995,874	16,850,592
BNP Paribas New York 1.384%, 08/04/17 (b)	9,000,000	9,006,858
Canadian Imperial Bank 1.392%, 10/27/17 (b)	1,000,000	1,001,203
Credit Suisse AG New York 1.676%, 04/24/17 (b)	8,000,000	8,001,888
Danske Bank A/S London Zero Coupon, 05/12/17	3,589,580	3,596,292
DNB NOR Bank ASA 1.279%, 07/28/17 (b)	2,500,000	2,501,105

Certificates of Deposit—(Continued)
KBC Bank NV 1.150%, 04/26/17	14,000,000	14,001,960
1.150%, 04/27/17	1,500,000	1,499,115
Mizuho Bank, Ltd., New York
1.339%, 08/02/17 (b)	1,000,000	1,000,576
1.543%, 05/17/17	7,500,000	7,502,227
1.582%, 04/26/17 (b)	5,000,000	5,000,830
National Australia Bank London 1.199%, 05/02/17 (b)	3,000,000	3,001,051
Norinchukin Bank New York 1.451%, 07/12/17 (b)	10,000,000	10,008,850
Royal Bank of Canada New York 1.298%, 03/20/18 (b)	16,500,000	16,499,950
Sumitomo Bank New York 1.390%, 06/05/17 (b)	2,000,000	2,000,946
1.410%, 05/05/17 (b)	1,250,000	1,250,244
1.578%, 06/19/17 (b)	5,000,000	5,003,380
Sumitomo Mitsui Banking Corp. 1.480%, 08/09/17	5,046,167	5,002,890
Sumitomo Mitsui Banking Corp., New York 1.284%, 08/01/17 (b)	6,000,000	6,003,210
Sumitomo Mitsui Trust Bank, Ltd., London 1.444%, 05/08/17 (b)	2,500,000	2,501,699
Sumitomo Mitsui Trust Bank, Ltd., New York 1.572%, 04/26/17 (b)	5,000,000	5,001,655
Svenska Handelsbanken New York 1.508%, 05/18/17 (b)	4,500,000	4,502,326
Toronto Dominion Bank New York 1.221%, 03/13/18 (b)	4,000,000	3,998,591
1.330%, 01/10/18 (b)	6,000,000	6,001,176
UBS, Stamford 1.589%, 07/31/17 (b)	6,413,872	6,417,629
Wells Fargo Bank San Francisco N.A. 1.412%, 10/26/17 (b)	2,500,000	2,504,088
1.452%, 04/26/17 (b)	2,500,000	2,500,665

		176,464,754

Commercial Paper—2.4%
Barton Capital S.A. 1.110%, 04/21/17	2,692,341	2,698,199
DCAT LLC 1.200%, 04/11/17	1,498,400	1,499,586
Erste Abwicklungsanstalt 1.098%, 07/18/17 (b)	15,700,000	15,698,618
HSBC plc 1.442%, 04/25/17 (b)	6,500,000	6,501,170
Kells Funding LLC 1.100%, 06/05/17	2,490,375	2,494,617
Macquarie Bank, Ltd. 1.120%, 04/20/17	1,994,400	1,998,702
Ridgefield Funding Co. LLC 1.300%, 06/12/17	5,969,883	5,985,834
Sheffield Receivables Co. 1.170%, 04/07/17	4,985,213	4,998,810

BHFTI-393

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Starbird Funding Corp. 1.441%, 06/13/17 (b)	1,500,000	$1,500,529
Versailles Commercial Paper LLC 1.120%, 04/24/17	4,986,000	4,996,935
Westpac Banking Corp. 1.380%, 10/20/17 (b)	4,300,000	4,307,793

		52,680,793

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/17 at 0.770% to be repurchased at $927,745 on 04/03/17, collateralized by $1,334,342 U.S. Treasury Obligations with rates ranging from 0.000% - 0.500%, maturity dates ranging from 07/31/17 - 02/15/39, with a value of $946,240.	927,686	927,686
Deutsche Bank AG, London Repurchase Agreement dated 03/16/17 at 1.300% to be repurchased at $2,001,300 on 04/03/17, collateralized by $308,996 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $2,195,973.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/17 at 1.300% to be repurchased at $3,000,325 on 04/03/17, collateralized by $463,495 U.S. Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 07/31/17 - 05/15/45, and various Common Stock with a value of $3,293,960.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 01/09/17 at 1.440% to be repurchased at $4,023,040 on 06/02/17, collateralized by various Common Stock with a value of $4,400,000.	4,000,000	4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.410% to be repurchased at $4,039,167 on 07/03/17, collateralized by various Common Stock with a value of $4,400,000.	4,000,000	4,000,000

		13,927,686

Time Deposits—1.0%
Nordea Bank New York 0.810%, 04/03/17	2,000,000	2,000,000
OP Corporate Bank plc 1.180%, 04/24/17	11,000,000	11,000,000
1.200%, 04/10/17	3,000,000	3,000,000

Time Deposits—(Continued)
Shinkin Central Bank 1.440%, 04/25/17	4,000,000	4,000,000
1.440%, 04/26/17	1,000,000	1,000,000
1.440%, 04/27/17	2,000,000	2,000,000

		23,000,000

Total Securities Lending Reinvestments (Cost $265,986,579)		266,073,233

Total Investments—117.4% (Cost $2,627,584,295) (g)		2,623,185,745
Other assets and liabilities (net)—(17.4)%		(389,381,572)

Net Assets—100.0%		$2,233,804,173

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was held on loan. As of March 31, 2017, the market value of securities loaned was $260,128,231 and the collateral received consisted of cash in the amount of $266,117,759. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2017.
(g)	As of March 31, 2017, the aggregate cost of investments was $2,627,584,295. The aggregate unrealized appreciation and depreciation of investments were $15,675,721 and $(20,074,271), respectively, resulting in net unrealized depreciation of $(4,398,550).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the market value of 144A securities was $193,306,967, which is 8.7% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

BHFTI-394

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	06/30/17	411	USD	88,889,236	$72,999
U.S. Treasury Note 5 Year Futures	06/30/17	1,085	USD	127,460,091	273,230

Net Unrealized Appreciation					$346,229

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,356,466,171	$—	$1,356,466,171
Total Corporate Bonds & Notes*	—	616,748,224	—	616,748,224
Total Asset-Backed Securities*	—	250,971,831	—	250,971,831
Total Mortgage-Backed Securities*	—	95,685,456	—	95,685,456
Total Municipals	—	16,446,427	—	16,446,427
Short-Term Investments
Mutual Fund	19,487,470	—	—	19,487,470
U.S. Treasury	—	1,306,933	—	1,306,933
Total Short-Term Investments	19,487,470	1,306,933	—	20,794,403
Total Securities Lending Reinvestments*	—	266,073,233	—	266,073,233
Total Investments	$19,487,470	$2,603,698,275	$—	$2,623,185,745

Collateral for Securities Loaned (Liability)	$—	$(266,117,759)	$—	$(266,117,759)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$346,229	$—	$—	$346,229

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-395

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (formerly, MetLife Advisers, LLC) (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (formerly, Met Investors Series Trust) (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-396

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

Subsequent Events:

The Board of the Trust has approved a change of subadviser for the Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) from Goldman Sachs Asset Management, L.P. to Wells Capital Management, LLC (“WellsCap”) to be effective on or about June 1, 2017, pursuant to a new subadvisory agreement between the Adviser and WellsCap. Effective on or about June 1, 2017, the name of the Portfolio will change to Wells Capital Management Mid Cap Value Portfolio.

BHFTI-397

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: May 23, 2017

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: May 23, 2017